   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1997

                                                              FILE NOS. 33-19338
                                                                       811-05426
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 47

                                                                          /X/
                                      AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 48

                                                                          /X/
                            ------------------------

                          G.T. INVESTMENT FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       50 CALIFORNIA STREET, 27TH FLOOR,
                        SAN FRANCISCO, CALIFORNIA 94111
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181
                            ------------------------


                 DAVID J. THELANDER, ESQ.                                    ARTHUR J. BROWN, ESQ.
                VICE PRESIDENT & ASSISTANT                                  R. DARRELL MOUNTS, ESQ.
                      GENERAL COUNSEL                                     KIRKPATRICK & LOCKHART LLP
                   CHANCELLOR LGT ASSET                                1800 MASSACHUSETTS AVENUE, N.W.,
                     MANAGEMENT, INC.                                             2ND FLOOR,
             50 CALIFORNIA STREET, 27TH FLOOR                               WASHINGTON, D.C. 20036
              SAN FRANCISCO, CALIFORNIA 94111                                   (202) 778-9000
          (NAME AND ADDRESS OF AGENT FOR SERVICE)


                            ------------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

    / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485


    /X/  ON FEBRUARY 28, 1997 PURSUANT TO PARAGRAPH (B) OF RULE 485



    / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485


    / /  ON                 PURSUANT TO PARAGRAPH (A)(1) OF RULE 485

    / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

    / /  ON                      PURSUANT TO PARAGRAPH (A)(2) OF RULE 485
    / / THIS  POST-EFFECTIVE  AMENDMENT DESIGNATES  A NEW  EFFECTIVE DATE  FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, REGISTRANT HAS PREVIOUSLY ELECTED TO REGISTER AN INDEFINITE NUMBER OF ITS SHARES OF COMMON STOCK. A RULE 24F-2 NOTICE FOR REGISTRANT'S FISCAL YEAR ENDED OCTOBER 31, 1996, WAS FILED ON DECEMBER 27, 1996.


CERTAIN SERIES OF THE G.T. INVESTMENT FUNDS, INC. ARE "FEEDER FUNDS" IN A "MASTER/FEEDER" FUND ARRANGEMENT. THIS POST-EFFECTIVE AMENDMENT NO. 47 INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR TWO MASTER TRUSTS, GLOBAL INVESTMENT PORTFOLIO AND GLOBAL HIGH INCOME PORTFOLIO.


--------------------------------------------------------------------------------
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                          G.T. INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT
                       PROSPECTUS -- CLASS A AND CLASS B


ITEM NO. OF
PART A OF FORM N-1A                                      CAPTIONS IN PROSPECTUS
---------------------------------  ------------------------------------------------------------------
1.  Cover Page...................  Cover Page
2.  Synopsis.....................  Prospectus Summary
3.  Condensed Financial
    Information..................  Financial Highlights
4.  General Description of
    Registrant...................  Investment Objective[s] and Policies; Risk Factors; Management;
                                   Other Information
5.  Management of the
    Fund.........................  Management
5A. Management's Discussion of
    Fund Performance.............  See Registrant's current Annual Report
6.  Capital Stock and Other
    Securities...................  Dividends, Other Distributions and Federal Income Taxation; Other
                                   Information
7.  Purchase of Securities Being
    Offered......................  Alternative Purchase Plan; How to Invest; How to Make Exchanges;
                                   Calculation of Net Asset Value; Management
8.  Redemption or
    Repurchase...................  Alternative Purchase Plan; How to Redeem Shares; Calculation of
                                   Net Asset Value
9.  Pending Legal
    Proceedings..................  Not applicable


                                     PROSPECTUS -- ADVISOR CLASS

ITEM NO. OF
PART A OF FORM N-1A                                      CAPTIONS IN PROSPECTUS
---------------------------------  ------------------------------------------------------------------
1.  Cover Page...................  Cover Page
2.  Synopsis.....................  Prospectus Summary
3.  Condensed Financial
    Information..................  Financial Highlights
4.  General Description of
    Registrant...................  Investment Objective[s] and Policies; Risk Factors; Management;
                                   Other Information
5.  Management of the Fund.......  Management
5A. Management's Discussion of
    Fund Performance.............  See Registrant's current Annual Report
6.  Capital Stock and Other
    Securities...................  Dividends, Other Distributions and Federal Income Taxation; Other
                                   Information
7.  Purchase of Securities Being
    Offered......................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                   Value; Management
8.  Redemption or Repurchase.....  How to Redeem Shares; Calculation of Net Asset Value
9.  Pending Legal Proceedings....  Not applicable

                          G.T. INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT


           STATEMENT OF ADDITIONAL INFORMATION -- CLASS A AND CLASS B



ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
    History......................  Cover Page; Additional Information
13. Investment Objectives and
    Policies.....................  Investment Objective[s] and Policies;
                                   Investment Limitations; Options, Futures and Currency Strategies;
                                   Risk Factors; Execution of Portfolio Transactions
14. Management of the
    Registrant...................  Directors and Executive Officers; Management
15. Control Persons and Principal
    Holders of Securities........  Directors and Executive Officers; Management
16. Investment Advisory and Other
    Services.....................  Management; Additional Information
17. Brokerage Allocation and
    Other Practices..............  Execution of Portfolio Transactions
18. Capital Stock and Other
    Securities...................  Not applicable
19. Purchase, Redemption and
    Pricing of Securities Being
    Offered......................  Valuation of Fund Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Taxes
21. Underwriters.................  Management
22. Calculation of Performance
    Data.........................  Investment Results
23. Financial Statements.........  Financial Statements

                          G.T. INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT
                                  (CONTINUED)

              STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS


ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
    History......................  Cover Page; Additional Information
13. Investment Objectives and
    Policies.....................  Investment Objective[s] and Policies;
                                   Investment Limitations; Options, Futures and Currency Strategies;
                                   Risk Factors; Execution of Portfolio Transactions
14. Management of the
    Registrant...................  Directors and Executive Officers; Management
15. Control Persons and Principal
    Holders of Securities........  Directors and Executive Officers; Management
16. Investment Advisory and Other
    Services.....................  Management; Additional Information
17. Brokerage Allocation and
    Other Practices..............  Execution of Portfolio Transactions
18. Capital Stock and Other
    Securities...................  Not applicable
19. Purchase, Redemption and
    Pricing of Securities Being
    Offered......................  Valuation of Fund Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Taxes
21. Underwriters.................  Management
22. Calculation of Performance
    Data.........................  Investment Results
23. Financial Statements.........  Financial Statements

                          G.T. INVESTMENT FUNDS, INC.
                      CONTENTS OF POST-EFFECTIVE AMENDMENT

THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF G.T. INVESTMENT FUNDS, INC. CONTAINS THE FOLLOWING DOCUMENTS:

Facing Sheet
Cross-Reference Sheet
Contents of Post-Effective Amendment
Part A        --      Prospectus
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                        GT Global Emerging Markets Fund
              --      Prospectus -- Advisor Class
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                        GT Global Emerging Markets Fund
Part B        --      Statement of Additional Information
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                      -- GT Global Emerging Markets Fund
              --      Statement of Additional Information -- Advisor Class
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                      -- GT Global Emerging Markets Fund
Part C        --      Other Information
Signature Pages -- G.T. Investment Funds, Inc.
                -- Global Investment Portfolio
                -- Global High Income Portfolio
Exhibits

------------------------
 *The currently effective prospectuses and statements of additional information for each of the following series of the Registrant are not affected by this
Amendment: GT Global Currency Fund and GT Global Small Companies Fund.

                             GT GLOBAL THEME FUNDS
                          PROSPECTUS -- MARCH 1, 1997
--------------------------------------------------------------------------------

          GT GLOBAL FINANCIAL SERVICES FUND                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
            GT GLOBAL INFRASTRUCTURE FUND                             GT GLOBAL HEALTH CARE FUND
           GT GLOBAL NATURAL RESOURCES FUND                       GT GLOBAL TELECOMMUNICATIONS FUND


GT GLOBAL FINANCIAL SERVICES FUND ("FINANCIAL SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio ("Financial Services Portfolio"), which, in turn, invests primarily in equity securities throughout the world that operate in the financial services industries.



GT GLOBAL INFRASTRUCTURE FUND ("INFRASTRUCTURE FUND") seeks long-term capital growth by investing all of its investable assets in the Global Infrastructure Portfolio ("Infrastructure Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.



GT GLOBAL NATURAL RESOURCES FUND ("NATURAL RESOURCES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Natural Resources Portfolio ("Natural Resources Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies.



GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ("CONSUMER PRODUCTS AND SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Consumer Products and Services Portfolio ("Consumer Products and Services Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.


GT GLOBAL HEALTH CARE FUND ("HEALTH CARE FUND") seeks long-term capital appreciation by investing primarily in equity securities of health care companies throughout the world.

GT GLOBAL TELECOMMUNICATIONS FUND ("TELECOMMUNICATIONS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.


Individually, a "Fund" or "Portfolio" and, collectively, the "Funds" or the "Portfolios."



Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or Portfolio will achieve its investment objective. The investment experience of the Financial Services Fund, the Infrastructure Fund, the Natural Resources Fund and the Consumer Products and Services Fund will correspond directly with the investment experience of their corresponding Portfolios.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

The Funds and the Portfolios are managed and/or administered by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco 94111, or by calling (800) 824-1580.



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL THEME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Alternative Purchase Plan.................................................................         16
Investment Objectives and Policies........................................................         17
Risk Factors..............................................................................         25
How to Invest.............................................................................         30
How to Make Exchanges.....................................................................         37
How to Redeem Shares......................................................................         38
Shareholder Account Manual................................................................         40
Calculation of Net Asset Value............................................................         41
Dividends, Other Distributions and Federal Income Taxation................................         41
Management................................................................................         43
Other Information.........................................................................         48


                               Prospectus Page 2

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Funds and the Portfolios:  Each  Fund is a diversified series  of G.T. Investment Funds, Inc.
                               (the "Company"). Each Portfolio is a diversified series of  Global
                               Investment Portfolio. The Portfolios, the Health Care Fund and the
                               Telecommunications  Fund  are  referred to  herein  as  the "Theme
                               Portfolios."

Investment Objectives:         The Financial Services Fund, the Infrastructure Fund, the  Natural
                               Resources  Fund and the  Consumer Products and  Services Fund seek long-term capital  growth. The  Health Care  Fund seeks  long-term capital  appreciation. The Telecommunications Fund seeks long-term growth of capital.

Principal Investments:         The Financial Services Fund invests  all of its investable  assets in  the  Financial  Services Portfolio,  which,  in  turn, invests primarily in equity securities  of companies throughout the  world that operate in the financial services industry.

                               The  Infrastructure Fund invests  all of its  investable assets in the Infrastructure Portfolio, which, in turn, invests primarily in equity securities of companies  throughout the world that  design,
                               develop   or  provide  products  and  services  significant  to  a
                               country's infrastructure.

                               The Natural Resources Fund invests all of its investable assets in the Natural Resources Portfolio, which, in turn, invests primarily in equity securities of companies  throughout the world that  own, explore  or develop natural resources and other basic commodities, or supply goods and services to such companies.

                               The Consumer  Products  and  Services  Fund  invests  all  of  its investable assets in the Consumer Products and Services Portfolio,
                               which,   in  turn,  invests  primarily  in  equity  securities  of
                               companies throughout the world that manufacture, market, retail or distribute consumer products and services.

                               The Health Care  Fund invests  primarily in  equity securities  of health care companies throughout the world.

                               The Telecommunications Fund invests primarily in equity securities of  companies  throughout the  world  engaged in  the development, manufacture or sale of telecommunications services or equipment.

Principal Risk Factors:        There is no assurance that any Fund or Portfolio will achieve  its investment  objective. Each Fund's net asset value will fluctuate, reflecting  fluctuations  in  the  market  value  of  its  or  its
                               corresponding   Portfolio's   portfolio   holdings.   Each   Theme
                               Portfolio's policy of concentrating  its investments in  companies in its particular industries may cause a Fund's net asset value to fluctuate  more  than  if  it  invested  in  a  greater  number of industries.


                               Prospectus Page 3

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Each Theme Portfolio may invest in foreign securities. Investments in foreign  securities involve  risks  relating to  political  and economic  developments  abroad  and  the  differences  between the regulations  to  which  U.S.  and  foreign  issuers  are  subject.
                               Individual   foreign  economies  also   may  differ  favorably  or
                               unfavorably from  the U.S.  economy. Changes  in foreign  currency exchange  rates will affect a Fund's net asset value, earnings and gains and losses  realized on sales  of securities. Securities  of foreign  companies  may  be  less  liquid  and  their  prices more volatile than those of securities of comparable U.S. companies.

                               Each Theme  Portfolio  may  engage in  certain  foreign  currency, options  and futures transactions to  attempt to hedge against the overall level of investment and currency risk associated with  its present  or planned investments. Such transactions involve certain risks and transaction costs.

                               The Financial Services  Portfolio, the  Health Care  Fund and  the
                               Telecommunications  Fund  may  each  invest  up  to  5%,  and  the
                               Infrastructure Portfolio, Natural Resources Portfolio and Consumer
                               Products and Services Portfolio may each invest up to 20%, of  its
                               total   assets   in  below   investment  grade   debt  securities.
                               Investments of this type are subject to a greater risk of loss  of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Manager:            The  Manager is part of Liechtenstein  Global Trust, a provider of global asset management and private banking products and  services
                               to   individual  and   institutional  investors,   entrusted  with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully staffed investment offices in Frankfurt, Hong Kong,  London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."

Alternative Purchase Plan:     Investors  may select Class  A or Class B  shares, each subject to different expenses and a different sales charge structure.

  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.50% of the average daily net assets of each Fund's Class A shares.

  Class B Shares:              Offered  at net asset  value (a maximum  contingent deferred sales charge of 5% of the lesser of  the shares' net asset value or  the original  purchase price  is imposed  on certain  redemptions made within six years of date of  purchase) and subject to service  and distribution  fees at  the annualized rate  of up to  1.00% of the average daily net assets of each Fund's Class B shares.


                               Prospectus Page 4

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Shares Available Through:      Class A  and  Class B  shares  of  each Fund's  common  stock  are available  through broker/dealers who have entered into agreements to sell shares with the  Funds' distributor, GT Global, Inc.  ("GT
                               Global").  Shares also may be  acquired directly through GT Global or through  exchanges of  shares  of the  other GT  Global  Mutual
                               Funds,  which are open-end management investment companies advised and/or administered  by  the  Manager. See  "How  to  Invest"  and
                               "Shareholder Account Manual."

Exchange Privileges:           Shares  of a  class of  a Fund  may be  exchanged without  a sales charge for shares of  the corresponding class  of other GT  Global
                               Mutual Funds. See "How to Make Exchanges" and "Shareholder Account
                               Manual."

Redemptions:                   Shares may be redeemed either through broker/dealers or the Funds'
                               transfer  agent,  GT  Global  Investor  Services,  Inc. ("Transfer
                               Agent"). See  "How  to  Redeem Shares"  and  "Shareholder  Account
                               Manual."

Dividends and Other
  Distributions:               Dividends  are  paid  annually  from  net  investment  income  and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Fund  shares of  the distributing  class or  in shares  of the corresponding class  of other  GT Global  Mutual Funds  without  a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100   minimum  (reduced  amounts  for   IRAs  and  certain  other
                               retirement plans).

Net Asset Values:              Class A and Class B  shares of the Funds  are quoted daily in  the financial section of most newspapers.

Other Features:

  Class A Shares               Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege           Portfolio Rebalancing Program

  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program
                               Portfolio Rebalancing Program


                               Prospectus Page 5

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Funds are reflected in the following tables(1):


                                                                                                           GT GLOBAL
                                                                   GT GLOBAL           GT GLOBAL           FINANCIAL
                                                                  HEALTH CARE        TELECOMMUNI-          SERVICES
                                                                     FUND            CATIONS FUND            FUND
                                                               -----------------   -----------------   -----------------
                                                               CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                               -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares
    (as a % of offering price)...............................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
    shareholders.............................................    None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net asset value at
    time of purchase or sale, whichever is less).............    None     5.00%      None     5.00%      None     5.00%
  Redemption charges.........................................    None      None      None      None      None      None
  Exchange fees:
      -- On first four exchanges each year...................    None      None      None      None      None      None
      -- On each additional exchange.........................   $7.50     $7.50     $7.50     $7.50     $7.50     $7.50
ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..............   0.97%     0.97%     0.93%     0.93%     0.98%     0.98%
  12b-1 distribution and service fees........................   0.50%     1.00%     0.50%     1.00%     0.50%     1.00%
  Other expenses (after reimbursements)......................   0.37%     0.37%     0.36%     0.36%     0.92%     0.92%
                                                               -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses..............................   1.84%     2.34%     1.79%     2.29%     2.40%     2.90%
                                                               -------   -------   -------   -------   -------   -------
                                                               -------   -------   -------   -------   -------   -------



                                                                                               GT GLOBAL
                                                       GT GLOBAL           GT GLOBAL       CONSUMER PRODUCTS
                                                    INFRASTRUCTURE     NATURAL RESOURCES          AND
                                                         FUND                FUND            SERVICES FUND
                                                   -----------------   -----------------   -----------------
                                                   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares
     (as a % of offering price)..................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
     shareholders................................    None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net
     asset value at time of purchase or sale,
     whichever is less)..........................    None     5.00%      None     5.00%      None     5.00%
  Redemption charges.............................    None      None      None      None      None      None
  Exchange fees:
      -- On first four exchanges each year.......    None      None      None      None      None      None
      -- On each additional exchange.............   $7.50     $7.50     $7.50     $7.50     $7.50     $7.50
ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration
     fees........................................   0.98%     0.98%     0.98%     0.98%     0.98%     0.98%
  12b-1 distribution and service fees............   0.50%     1.00%     0.50%     1.00%     0.50%     1.00%
  Other expenses.................................   0.77%     0.77%     0.82%     0.82%     0.86%     0.86%
                                                   -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses..................   2.25%     2.75%     2.30%     2.80%     2.34%     2.84%
                                                   -------   -------   -------   -------   -------   -------
                                                   -------   -------   -------   -------   -------   -------


                               Prospectus Page 6

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:
An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                                 GT GLOBAL                      GT GLOBAL                      GT GLOBAL
                                                HEALTH CARE                 TELECOMMUNICATIONS             FINANCIAL SERVICES
                                                    FUND                           FUND                           FUND
                                        ----------------------------   ----------------------------   ----------------------------
                                        ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                        YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                        ----   -----   -----   -----   ----   -----   -----   -----   ----   -----   -----   -----
Class A Shares (4)....................  $66    $103    $144    $256    $65    $102    $141    $251    $71    $120    $171    $311
Class B Shares
  Assuming a complete redemption at
   end of period (5)..................  $75    $104    $147    $271    $74    $102    $144    $266    $80    $121    $174    $326
  Assuming no redemption..............  $24    $ 74    $127    $271    $24    $ 72    $124    $266    $30    $ 91    $154    $326



                                                                                                               GT GLOBAL
                                                 GT GLOBAL                      GT GLOBAL                  CONSUMER PRODUCTS
                                               INFRASTRUCTURE               NATURAL RESOURCES                     AND
                                                    FUND                           FUND                      SERVICES FUND
                                        ----------------------------   ----------------------------   ----------------------------
                                        ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                        YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                        ----   -----   -----   -----   ----   -----   -----   -----   ----   -----   -----   -----
Class A Shares (4)....................  $70    $115    $164    $297    $70    $117    $166    $302    $70    $118    $168    $306
Class B Shares
  Assuming a complete redemption at
   end of period (5)..................  $78    $116    $167    $311    $79    $118    $170    $316    $79    $119    $171    $320
  Assuming no redemption..............  $28    $ 86    $147    $311    $29    $ 88    $150    $316    $29    $ 89    $151    $320

------------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.

(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

(3) Expenses are based on the Funds' fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. With respect to Class A shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.91% and 3.39%, respectively, for the Financial Services Fund and its Portfolio. With respect to Class B shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.91% and 3.89%, respectively, for the Financial Services Fund and its Portfolio. The Funds also offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 distribution and service fees.
     The Board of Directors of the Company believes that the aggregate per share expenses of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and each of their corresponding Portfolios will be approximately equal to the expenses each such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio.
(4)  Assumes payment of maximum sales charge by the investor.
(5)  Assumes deduction of the applicable contingent deferred sales charge.


                               Prospectus Page 7

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund offered through this Prospectus for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1996, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information.

                           GT GLOBAL HEALTH CARE FUND


                                                                             CLASS A+
                                --------------------------------------------------------------------------------------------------
                                                                                                                    AUGUST 7, 1989
                                                                                                                    (COMMENCEMENT
                                                             YEAR ENDED OCTOBER 31,                                 OF OPERATIONS)
                                --------------------------------------------------------------------------------    TO OCTOBER 31,
                                 1996*        1995       1994*       1993*        1992        1991        1990           1989
                                --------    --------    --------    --------    --------    --------    --------    --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $  21.84    $  19.60    $  17.86    $  17.44    $  19.29    $  12.83    $  11.83    $    11.43
                                --------    --------    --------    --------    --------    --------    --------    --------------
Income from investment
 operations:
  Net investment income
   (loss).....................     (0.17)      (0.15)      (0.22)      (0.15)      (0.18)       0.03        0.06          0.01
  Net realized and unrealized
   gain (loss) on
   investments................      4.79        3.73        2.02        0.57       (1.53)       6.78        0.97          0.39
                                --------    --------    --------    --------    --------    --------    --------    --------------
    Net increase (decrease)
     from investment
     operations...............      4.62        3.58        1.80        0.42       (1.71)       6.81        1.03          0.40
                                --------    --------    --------    --------    --------    --------    --------    --------------
Distributions:
  From net investment
   income.....................     (0.00)      (0.00)      (0.00)      (0.00)      (0.00)      (0.07)      (0.03)        (0.00)
  From net realized gain on
   investments................     (2.86)      (1.34)      (0.00)      (0.00)      (0.14)      (0.28)      (0.00)        (0.00)
  In excess of net realized
   gain on investments........     (0.00)      (0.00)      (0.06)      (0.00)      (0.00)      (0.00)      (0.00)        (0.00)
                                --------    --------    --------    --------    --------    --------    --------    --------------
    Total distributions.......     (2.86)      (1.34)      (0.06)      (0.00)      (0.14)      (0.35)      (0.03)        (0.00)
                                --------    --------    --------    --------    --------    --------    --------    --------------
Net asset value, end of
 period.......................  $  23.60    $  21.84    $  19.60    $  17.86    $  17.44    $  19.29    $  12.83    $    11.83
                                --------    --------    --------    --------    --------    --------    --------    --------------
                                --------    --------    --------    --------    --------    --------    --------    --------------
Total investment return (c)...    23.14%      19.79%      10.11%        2.4%      (8.9)%       54.2%        8.7%          3.5%(a)
                                --------    --------    --------    --------    --------    --------    --------    --------------
                                --------    --------    --------    --------    --------    --------    --------    --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $467,861    $426,380    $438,940    $461,113    $655,867    $552,897    $145,544    $   49,903
Ratio of net investment income
 (loss) to average net
 assets.......................   (0.71)%     (0.72)%     (1.23)%     (0.90)%     (0.97)%       0.19%       0.66%          3.2%(b)
Ratio of expenses to average
 net assets:
  With expense reduction......     1.80%       1.85%       1.98%       2.00%       2.05%       2.01%       2.39%          2.5%(b)
  Without expense reduction...     1.84%       1.91%         --%(d)      --%(d)      --%(d)      --%(d)      --%(d)        --%(d)
Portfolio turnover rate +++...      157%         99%         64%         61%         30%         23%         34%          183%(b)
Average commission rate per
 share paid on portfolio
 transactions+++..............  $ 0.0548         N/A         N/A         N/A         N/A         N/A         N/A           N/A


------------------

+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* These selected per share data were calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 8

                             GT GLOBAL THEME FUNDS

                           GT GLOBAL HEALTH CARE FUND
                                  (CONTINUED)


                                                                                           CLASS B++
                                                                     -----------------------------------------------------
                                                                                                                APRIL 1,
                                                                             YEAR ENDED OCTOBER 31,               1993
                                                                     ---------------------------------------   TO OCTOBER
                                                                        1996*         1995*         1994*       31, 1993*
                                                                     -----------   -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period...............................    $   21.56     $   19.46     $   17.80     $ 15.59
                                                                     -----------   -----------   -----------   -----------
Income from investment operations:
  Net investment income (loss).....................................        (0.27)        (0.25)        (0.32)      (0.14)
  Net realized and unrealized gain (loss) on investments...........         4.72          3.69          2.02        2.35
                                                                     -----------   -----------   -----------   -----------
    Net increase (decrease) from investment operations.............         4.45          3.44          1.70        2.21
                                                                     -----------   -----------   -----------   -----------
Distributions:
  From net investment income.......................................        (0.00)        (0.00)        (0.00)      (0.00)
  From net realized gain on investments............................        (2.86)        (1.34)        (0.00)      (0.00)
  In excess of net realized gain on investments....................        (0.00)        (0.00)        (0.04)      (0.00)
                                                                     -----------   -----------   -----------   -----------
    Total distributions............................................        (2.86)        (1.34)        (0.04)      (0.00)
                                                                     -----------   -----------   -----------   -----------
Net asset value, end of period.....................................    $   23.15     $   21.56     $   19.46     $ 17.80
                                                                     -----------   -----------   -----------   -----------
                                                                     -----------   -----------   -----------   -----------
Total investment return (c)........................................       22.59%        19.17%         9.55%       14.2%(a)
                                                                     -----------   -----------   -----------   -----------
                                                                     -----------   -----------   -----------   -----------

Ratios and supplemental data:
Net assets, end of period (in 000's)...............................    $ 107,622     $  70,740     $  39,100     $ 8,604
Ratio of net investment income (loss) to average net assets........      (1.21)%       (1.22)%       (1.73)%     (1.40)%(b)
Ratio of expenses to average net assets:
  With expense reduction...........................................        2.30%         2.35%         2.48%       2.54%(b)
  Without expense reduction........................................        2.34%         2.41%           --%(d)       --%(d)
Portfolio turnover rate +++........................................         157%           99%           64%         61%
Average commission rate per share paid on portfolio
 transactions+++...................................................    $  0.0548           N/A           N/A         N/A


------------------

++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* These selected per share data were calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 9

                             GT GLOBAL THEME FUNDS

                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


                                                              CLASS A                   CLASS B
                                                      ------------------------  ------------------------
                                                                    DECEMBER                  DECEMBER
                                                                    30, 1994                  30, 1994
                                                                   (COMMENCEMENT             (COMMENCEMENT
                                                                       OF                        OF
                                                                   OPERATIONS)               OPERATIONS)
                                                      YEAR ENDED   TO OCTOBER   YEAR ENDED   TO OCTOBER
                                                      OCTOBER 31,      31,      OCTOBER 31,      31,
                                                         1996*        1995*        1996*        1995*
                                                      -----------  -----------  -----------  -----------
Per Share Operating Performance:
Net asset value, beginning of period................   $   14.59    $   11.43    $   14.53    $   11.43
                                                      -----------  -----------  -----------  -----------
Income from investment operations:
  Net investment income (loss)......................       (0.22)***       0.02**      (.031)***      (0.04)**
  Net realized and unrealized gain on investments...        7.13         3.14         7.09         3.14
                                                      -----------  -----------  -----------  -----------
    Net increase from investment operations.........        6.91         3.16         6.78         3.10
                                                      -----------  -----------  -----------  -----------
Distributions:
  From net realized gain on investments.............       (0.52)       (0.00)       (0.52)       (0.00)
                                                      -----------  -----------  -----------  -----------
    Total distributions.............................       (0.52)       (0.00)       (0.52)       (0.00)
                                                      -----------  -----------  -----------  -----------
Net asset value, end of period......................   $   20.98    $   14.59    $   20.79    $   14.53
                                                      -----------  -----------  -----------  -----------
                                                      -----------  -----------  -----------  -----------
Total investment return (c).........................      48.82%       27.65%(b)     48.11%      27.12%(b)
                                                      -----------  -----------  -----------  -----------
                                                      -----------  -----------  -----------  -----------

Ratios and supplemental data:
Net assets, end of period (in 000's)................   $  76,900    $   4,082    $  87,904    $   2,959
Ratio of net investment income (loss) to average net
 assets:
  With expense reductions and reimbursement by the
   Manager..........................................     (1.14)%        0.20%(a)    (1.64)%     (0.30)%(a)
  Without expense reductions and reimbursement by
   the Manager......................................     (1.24)%     (11.11)%(a)    (1.74)%    (11.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement by the
   Manager..........................................       2.24%        2.32%(a)      2.74%       2.82%(a)
  Without expense reductions and reimbursement by
   the Manager......................................       2.34%       13.63%(a)      2.84%      14.13%(a)
Portfolio turnover rate+............................        169%         240%(a)       169%        240%(a)
Average commission rate per share paid on portfolio
 transactions+......................................   $  0.0545          N/A    $  0.0545          N/A


------------------
(a) Annualized.

(b) Not annualized.


(c) Total investment return does not include sales charges.



  + Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Fund invests only in the Consumer Products and Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Consumer Products and Services Portfolio.


  * These selected per share data were calculated based upon weighted average shares outstanding during the period.

 ** Before reimbursement by the Manager, net investment income per share would have been reduced by $1.12 and $1.04 for Class A and Class B, respectively.


*** Before reimbursement by the Manager, net investment income per share would have been reduced by $0.05 for each class.



N/A Not applicable.


                               Prospectus Page 10

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL TELECOMMUNICATIONS FUND


                                                                               CLASS A+
                                                    --------------------------------------------------------------
                                                                                                     JANUARY 27,
                                                                                                         1992
                                                                                                      (COMMENCE-
                                                                                                       MENT OF
                                                                YEAR ENDED OCTOBER 31,              OPERATIONS) TO
                                                    ----------------------------------------------   OCTOBER 31,
                                                     1996(C)       1995      1994(C)       1993          1992
                                                    ----------  ----------  ----------  ----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $    16.42  $    17.80  $    16.92  $    11.16     $  11.43
                                                    ----------  ----------  ----------  ----------  --------------
Income from investment operations:
  Net investment income (loss)....................       (0.13)      (0.09)      (0.01)       0.08         0.14*
  Net realized and unrealized gain (loss) on
   investments....................................        1.22       (0.43)       1.17        5.83        (0.41)
                                                    ----------  ----------  ----------  ----------  --------------
    Net increase (decrease) from investment
     operations...................................        1.09       (0.52)       1.16        5.91        (0.27)
                                                    ----------  ----------  ----------  ----------  --------------
Distributions:
  From net investment income......................       (0.00)      (0.00)      (0.01)      (0.15)       (0.00)
  From net realized gain on investments...........       (0.82)      (0.86)      (0.27)      (0.00)       (0.00)
                                                    ----------  ----------  ----------  ----------  --------------
    Total distributions...........................       (0.82)      (0.86)      (0.28)      (0.15)       (0.00)
                                                    ----------  ----------  ----------  ----------  --------------
Net asset value, end of period....................  $    16.69  $    16.42  $    17.80  $    16.92     $  11.16
                                                    ----------  ----------  ----------  ----------  --------------
                                                    ----------  ----------  ----------  ----------  --------------
Total investment return (d).......................       7.00%     (2.88)%       7.02%       53.6%       (2.4)%(a)
                                                    ----------  ----------  ----------  ----------  --------------
                                                    ----------  ----------  ----------  ----------  --------------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $1,204,428  $1,353,722  $1,644,402  $1,223,340     $442,862
Ratio of net investment income (loss) to average
 net assets.......................................     (0.84)%     (0.49)%     (0.02)%        0.8%         2.1%*(b)
Ratio of expenses to average net assets:
  With expense reductions.........................       1.74%       1.77%        1.8%        2.0%         2.3%*(b)
  Without expense reductions......................       1.79%       1.83%         --%(e)        --%(e)         --%(e)
Portfolio turnover rate+++........................         37%         62%         57%         41%           4%(b)
Average commission rate per share paid on
 portfolio
 transactions+++..................................  $   0.0165         N/A         N/A         N/A          N/A


------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.


+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon weighted average shares outstanding during the year.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


N/A Not applicable.


                               Prospectus Page 11

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL TELECOMMUNICATIONS FUND
                                  (CONTINUED)


                                                                       CLASS B++
                                                    -----------------------------------------------
                                                                                         APRIL 1,
                                                          YEAR ENDED OCTOBER 31,          1993 TO
                                                    ----------------------------------  OCTOBER 31,
                                                     1996(C)       1995      1994(C)       1993
                                                    ----------  ----------  ----------  -----------
Per Share Operating Performance:
Net asset value, beginning of period..............  $    16.20  $    17.66  $    16.87   $  12.68
                                                    ----------  ----------  ----------  -----------
Income from investment operations:
  Net investment income (loss)....................       (0.23)      (0.17)      (0.10)      0.01
  Net realized and unrealized gain (loss) on
   investments....................................        1.22       (0.43)       1.17       4.18
                                                    ----------  ----------  ----------  -----------
    Net increase (decrease) from investment
     operations...................................        0.99       (0.60)       1.07       4.19
                                                    ----------  ----------  ----------  -----------
Distributions:
  From net investment income......................       (0.00)      (0.00)      (0.01)     (0.00)
  From net realized gain on investments...........       (0.82)      (0.86)      (0.27)     (0.00)
                                                    ----------  ----------  ----------  -----------
    Total distributions...........................       (0.82)      (0.86)      (0.28)     (0.00)
                                                    ----------  ----------  ----------  -----------
Net asset value, end of period....................  $    16.37  $    16.20  $    17.66   $  16.87
                                                    ----------  ----------  ----------  -----------
                                                    ----------  ----------  ----------  -----------
Total investment return (d).......................       6.46%     (3.37)%       6.50%      33.0%(a)
                                                    ----------  ----------  ----------  -----------
                                                    ----------  ----------  ----------  -----------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $1,007,654  $1,111,520  $1,184,081   $455,335
Ratio of net investment income (loss) to average
 net assets.......................................     (1.34)%     (0.99)%     (0.52)%       0.3%(b)
Ratio of expenses to average net assets:
  With expense reductions.........................       2.24%       2.27%        2.3%       2.5%(b)
  Without expense reductions......................       2.29%       2.33%         --%(e)       --%(e)
Portfolio turnover rate+++........................         37%         62%         57%        41%
Average commission rate per share paid on
 portfolio transactions+++........................  $   0.0165         N/A         N/A        N/A


------------------

++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon weighted average shares outstanding during the year.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


N/A Not applicable.


                               Prospectus Page 12

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL FINANCIAL SERVICES FUND


                                               CLASS A                                 CLASS B
                                 ------------------------------------    ------------------------------------
                                                        MAY 31, 1994                            MAY 31, 1994
                                                       (COMMENCEMENT                           (COMMENCEMENT
                                 YEAR ENDED OCTOBER    OF OPERATIONS)    YEAR ENDED OCTOBER    OF OPERATIONS)
                                         31,                 TO                  31,                 TO
                                 -------------------    OCTOBER 31,      -------------------    OCTOBER 31,
                                 1996(D)    1995(D)         1994         1996(D)    1995(D)         1994
                                 --------   --------   --------------    --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................   $  11.92   $  11.62   $    11.43        $  11.83   $  11.60   $    11.43
                                 --------   --------   --------------    --------   --------   --------------
Income from investment
 operations:
  Net investment income
   (loss)+....................       0.05       0.17         0.02           (0.01)      0.11         0.00
  Net realized and unrealized
   gain (loss) on
   investments................       2.36       0.13         0.17            2.34       0.12         0.17
                                 --------   --------   --------------    --------   --------   --------------
    Net increase (decrease)
     from investment
     operations...............       2.41       0.30         0.19            2.33       0.23         0.17
                                 --------   --------   --------------    --------   --------   --------------
Distributions:
  From net investment
   income.....................      (0.12)     (0.00)       (0.00)          (0.09)     (0.00)       (0.00)
  From net realized gain on
   investments................      (0.01)     (0.00)       (0.00)          (0.01)     (0.00)       (0.00)
                                 --------   --------   --------------    --------   --------   --------------
    Total distributions.......      (0.13)     (0.00)       (0.00)          (0.10)     (0.00)       (0.00)
                                 --------   --------   --------------    --------   --------   --------------
Net asset value, end of
 period.......................   $  14.20   $  11.92   $    11.62        $  14.06   $  11.83   $    11.60
                                 --------   --------   --------------    --------   --------   --------------
                                 --------   --------   --------------    --------   --------   --------------
Total investment return (c)...     20.21%      2.58%        1.66%(b)       19.81%      1.98%        1.49%(b)
                                 --------   --------   --------------    --------   --------   --------------
                                 --------   --------   --------------    --------   --------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $  7,302   $  5,687   $    3,175        $  9,886   $  4,548   $    2,235
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Manager....................      0.41%      1.46%        0.66%(a)      (0.09)%      0.96%        0.16%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................    (0.66)%    (5.34)%      (7.26)%(a)      (1.16)%    (5.84)%      (7.76)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Manager....................      2.32%      2.34%        2.40%(a)        2.82%      2.84%        2.90%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................      3.39%      9.14%       10.32%(a)        3.89%      9.64%       10.82%(a)
Portfolio turnover rate++.....       103%       170%          53%(a)         103%       170%          53%(a)
Average commission rate per
 share paid on portfolio
 transactions++...............   $ 0.0080        N/A          N/A        $ 0.0080        N/A          N/A


------------------

 + Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Financial Services Fund would have been reduced by $0.13 and $0.13, respectively, for the year ended October 31, 1996, $0.59 and $0.59, respectively, for the year ended October 31, 1995, and $0.23 and $0.23, respectively, from May 31, 1994 to October 31, 1994.



++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued. The Fund invests only in the Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Financial Services Portfolio.


(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.


(d) These selected per share data were calculated based upon weighted average shares outstanding during the period.



N/A Not applicable.


                               Prospectus Page 13

                             GT GLOBAL THEME FUNDS

                         GT GLOBAL INFRASTRUCTURE FUND


                                               CLASS A                                 CLASS B
                                 ------------------------------------    ------------------------------------
                                                        MAY 31, 1994                            MAY 31, 1994
                                                       (COMMENCEMENT                           (COMMENCEMENT
                                 YEAR ENDED OCTOBER    OF OPERATIONS)    YEAR ENDED OCTOBER    OF OPERATIONS)
                                         31,                 TO                  31,                 TO
                                 -------------------    OCTOBER 31,      -------------------    OCTOBER 31,
                                 1996(D)      1995          1994         1996(D)      1995          1994
                                 --------   --------   --------------    --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................   $  12.11   $  12.47   $    11.43        $  12.03   $  12.45   $    11.43
                                 --------   --------   --------------    --------   --------   --------------
Income from investment
 operations:
  Net investment income
   (loss)+....................      (0.03)     (0.03)        0.01           (0.09)     (0.09)       (0.01)
  Net realized and unrealized
   gain (loss) on
   investments................       2.34      (0.33)        1.03            2.30      (0.33)        1.03
                                 --------   --------   --------------    --------   --------   --------------
    Net increase (decrease)
     from investment
     operations...............       2.31      (0.36)        1.04            2.21      (0.42)        1.02
                                 --------   --------   --------------    --------   --------   --------------
Distributions:
  From net investment
   income.....................      (0.00)     (0.00)       (0.00)          (0.00)     (0.00)       (0.00)
                                 --------   --------   --------------    --------   --------   --------------
    Total distributions.......      (0.00)     (0.00)       (0.00)          (0.00)     (0.00)       (0.00)
                                 --------   --------   --------------    --------   --------   --------------
Net asset value, end of
 period.......................   $  14.42   $  12.11   $    12.47        $  14.24   $  12.03   $    12.45
                                 --------   --------   --------------    --------   --------   --------------
                                 --------   --------   --------------    --------   --------   --------------
Total investment return (c)...     19.08%    (2.89)%        9.10%(b)       18.37%    (3.37)%        8.92%(b)
                                 --------   --------   --------------    --------   --------   --------------
                                 --------   --------   --------------    --------   --------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $ 38,397   $ 36,241   $   23,615        $ 53,678   $ 50,181   $   30,954
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Manager....................    (0.19)%    (0.32)%        0.41%(a)      (0.69)%    (0.82)%      (0.09)%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................    (0.30)%    (0.58)%      (0.47%)(a)      (0.80)%    (1.08)%      (0.97)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Manager....................      2.14%      2.36%        2.40%(a)        2.64%      2.86%        2.90%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................      2.25%      2.62%        3.28%(a)        2.75%      3.12%        3.78%(a)
Portfolio turnover rate++.....        41%        45%          18%             41%        45%          18%
Average commission rate per
 share paid on portfolio
 transactions++...............   $ 0.0109        N/A          N/A        $ 0.0109        N/A          N/A


------------------

 + Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Infrastructure Fund would have been reduced by $0.03 and $0.03, respectively, for the year ended October 31, 1995, and $0.02 and $0.02, respectively, from May 31, 1994 to October 31, 1994.



++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued. The Fund invests only in the Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and commission rates presented are for the Infrastructure Portfolio.


(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.


(d) These selected per share data were calculated based upon weighted average shares outstanding during the period.



N/A Not applicable.


                               Prospectus Page 14

                             GT GLOBAL THEME FUNDS

                        GT GLOBAL NATURAL RESOURCES FUND


                                                         CLASS A                                  CLASS B
                                          --------------------------------------   --------------------------------------
                                                                       MAY 31,                                  MAY 31,
                                                                         1994                                     1994
                                                                      (COMMENCEMENT                            (COMMENCEMENT
                                                                          OF                                       OF
                                                                      OPERATIONS)                              OPERATIONS)
                                                                      TO                                       TO
                                           YEAR ENDED OCTOBER 31,      OCTOBER      YEAR ENDED OCTOBER 31,      OCTOBER
                                          -------------------------      31,       -------------------------      31,
                                            1996(D)        1995          1994        1996(D)        1995          1994
                                          -----------   -----------   ----------   -----------   -----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period....   $    11.44    $    12.41    $  11.43     $    11.36    $    12.38    $  11.43
                                          -----------   -----------   ----------   -----------   -----------   ----------
Income from investment operations:
  Net investment income (loss)+.........        (0.24)         0.04        0.06          (0.31)        (0.02)       0.03
  Net realized and unrealized gain
   (loss) on
   investments..........................         6.28         (0.98)       0.92           6.25         (0.98)       0.92
                                          -----------   -----------   ----------   -----------   -----------   ----------
    Net increase (decrease) from
     investment operations..............         6.04         (0.94)       0.98           5.94         (1.00)       0.95
                                          -----------   -----------   ----------   -----------   -----------   ----------
Distributions:
  From net investment income............        (0.04)        (0.03)      (0.00)         (0.00)        (0.02)      (0.00)
  From net realized gain on
   investments..........................        (0.01)        (0.00)      (0.00)         (0.01)        (0.00)      (0.00)
                                          -----------   -----------   ----------   -----------   -----------   ----------
    Total distributions.................        (0.05)        (0.03)      (0.00)         (0.01)        (0.02)      (0.00)
                                          -----------   -----------   ----------   -----------   -----------   ----------
Net asset value, end of period..........   $    17.43    $    11.44    $  12.41     $    17.29    $    11.36    $  12.38
                                          -----------   -----------   ----------   -----------   -----------   ----------
                                          -----------   -----------   ----------   -----------   -----------   ----------
Total investment return (c).............       53.04%         7.58%       8.57%(b)      52.39%         (8.05)%     8.31%(b)
                                          -----------   -----------   ----------   -----------   -----------   ----------
                                          -----------   -----------   ----------   -----------   -----------   ----------

Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   48,729    $   12,598    $ 14,797     $   57,749    $   13,978    $ 13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the Manager.......      (1.55)%         0.41%       2.63%(a)     (2.05)%       (0.09)%       2.13%(a)
  Without expense reductions and
   reimbursement from the Manager.......      (1.65)%       (0.69)%       0.65%(a)     (2.15)%       (1.19)%       0.15%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the Manager.......        2.20%         2.37%       2.40%(a)       2.70%         2.87%       2.90%(a)
  Without expense reductions and
   reimbursement from the Manager.......        2.30%         3.47%       4.38%(a)       2.80%         3.97%       4.88%(a)
Portfolio turnover rate++...............          94%           87%        137%            94%           87%        137%
Average commission rate per share paid
 on portfolio transactions++............   $   0.0243           N/A         N/A     $   0.0243           N/A         N/A


------------------

 + Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Natural Resources Fund would have been reduced by $0.14 and $0.13, respectively, for the year ended October 31, 1995, and $0.04 and $0.04, respectively, from May 31, 1994 to October 31, 1994.



++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Fund invests only in the Natural Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Natural Resources Portfolio.


(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.


(d) These selected per share data were calculated based upon weighted average shares outstanding during the period.



N/A Not applicable.


                               Prospectus Page 15

                             GT GLOBAL THEME FUNDS

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------


DIFFERENCES BETWEEN THE CLASSES. The primary difference between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of each Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Make Exchanges." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.


CLASS A SHARES. Class A shares of each Fund are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of each Fund also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class.

CLASS B SHARES. Class B shares of each Fund are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in that Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of each Fund should cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the Fund.


FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class of shares of a Fund to purchase, investors should consider the foregoing factors as well as the following:


INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares of a Fund will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.50% service and distribution fees on the Class A shares of a Fund. For example, if net asset value remains constant, the Class B shares' aggregate service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately nine years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time an investment is made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.

REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for certain eligible purchasers and these purchasers'

                               Prospectus Page 16

                             GT GLOBAL THEME FUNDS
entire purchase price would be immediately invested in that Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares of a Fund. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Funds.


See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Calculation of Net Asset Value" for other differences between these two classes.



ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

The Financial Services Fund's investment objective is long-term capital growth. The Financial Services Fund seeks its objective by investing all of its investable assets in the Financial Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund.


At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Manager, stand to benefit from developments in the financial services industries.

GLOBAL FINANCIAL SERVICES INDUSTRIES INVESTMENT. Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

The Manager believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Manager's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Manager expects that banking and related financial institution consolidation in the developed countries,

                               Prospectus Page 17

                             GT GLOBAL THEME FUNDS
increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

INFRASTRUCTURE FUND

The Infrastructure Fund's investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund.


At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Manager, stand to benefit from developments in the infrastructure industries.

GLOBAL INFRASTRUCTURE INDUSTRIES INVESTMENT. Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Manager's judgment, constitute services significant to the development of a country's infrastructure.

The Manager believes that a country's infrastructure is one key to the long-term success of that country's economy. The Manager believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Manager believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.


In the developed countries of North America, Europe, Japan and the Pacific Rim, the Manager expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Manager's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.


The Manager believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.

NATURAL RESOURCES FUND

The Natural Resources Fund's investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund.


At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested

                               Prospectus Page 18

                             GT GLOBAL THEME FUNDS
in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Manager, stand to benefit from developments in the natural resource industries.

GLOBAL NATURAL RESOURCE INDUSTRIES INVESTMENT. Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Manager's opinion are significant to the ownership and development of natural resources and other basic commodities.

The Manager believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Manager believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

The Manager also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Manager believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

CONSUMER PRODUCTS AND SERVICES FUND

The Consumer Products and Services Fund's investment objective is long-term capital growth. The Consumer Products and Services Fund seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund.



At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Manager, stand to benefit from developments in such industries.



GLOBAL CONSUMER PRODUCTS AND SERVICES INDUSTRIES INVESTMENT. Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).


The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Manager believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.

The Manager also believes that the demand for consumer products and services worldwide will

                               Prospectus Page 19

                             GT GLOBAL THEME FUNDS
increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Manager's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.

HEALTH CARE FUND
The Health Care Fund's investment objective is long-term capital appreciation. The Health Care Fund seeks its objective by investing primarily in equity securities of health care companies throughout the world.

At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Manager, stand to benefit from developments in the health care industries.

GLOBAL HEALTH CARE INDUSTRIES INVESTMENT. Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.


The Manager believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Manager believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Manager's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.


In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Manager believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

TELECOMMUNICATIONS FUND
The Telecommunications Fund's investment objective is long-term growth of capital. The Telecommunications Fund seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be

                               Prospectus Page 20

                             GT GLOBAL THEME FUNDS

invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Manager, stand to benefit from developments in the telecommunications industries.



GLOBAL TELECOMMUNICATIONS INDUSTRIES INVESTMENT. Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Manager will allocate the Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.


Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

The Manager believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Each industry represented in the Theme Portfolios, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise such industries are headquartered outside of the United States.

For these reasons, the Manager believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from a Theme Portfolio investment. The Manager uses its financial expertise in markets located throughout the world and the substantial global resources of Liechtenstein Global Trust in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Manager seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Theme Portfolios.

The Manager allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting each Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Natural Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.

In analyzing specific companies for possible investment, the Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

In assessing companies for the Natural Resources Portfolio, the Manager will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration

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programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Theme Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, that Theme Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Theme Portfolio would continue to pay its own management fees and other expenses.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. A Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Theme Portfolio's shares. A Theme Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. A Theme Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Theme Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if a Theme Portfolio did not borrow.

A reverse repurchase agreement is a borrowing transaction in which a Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Theme Portfolio's sale of securities together with its commitment (for which that Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. Each Theme Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Theme Portfolios to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset a Theme Portfolio's custody fees. Each Theme Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Theme Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Theme Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the

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commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If the Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Theme Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Theme Portfolios may enter into forward currency contracts either with respect to specific transactions or with respect to that Theme Portfolio's portfolio positions. Each Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.
In addition, a Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by that Theme Portfolio or that the Manager intends to include in the Theme Portfolio's portfolio. The Theme Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

Further, a Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely a Theme Portfolio's holdings. A Theme Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information may be changed by vote of the Company's Board of Directors without shareholder approval. Each Fund's policies regarding concentration and lending, and the percentage of that Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.



The approval of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective,


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policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.



OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations which is not approved by the Board or the shareholders of the corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by that Fund of its own investment advisor to manage that Fund's assets in accordance with the investment objective, policies and limitations discussed herein with respect to each such Fund and its investment in its corresponding Portfolio.



In addition to selling its interest to its corresponding Fund, the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may experience different returns from investors in another investment company which invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund are the only institutional investors in their corresponding Portfolios.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each be materially affected by the actions of large investors in its corresponding Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns; and (2) that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio.


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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. The Funds' net asset values will fluctuate reflecting fluctuations in the market value of the Theme Portfolios' portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by a Theme Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.


Because each Theme Portfolio focuses its investments on particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, no Fund should be considered a complete investment program.



FINANCIAL SERVICES FUND AND FINANCIAL SERVICES PORTFOLIO. Financial services industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services offered by companies in the financial services industries. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.


Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.


Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.


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INFRASTRUCTURE FUND AND INFRASTRUCTURE PORTFOLIO.

Infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.


In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.


NATURAL RESOURCES FUND AND NATURAL RESOURCES PORTFOLIO. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the natural resource industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.



In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.


The value of the Natural Resources Portfolio's securities will fluctuate in response to stock market developments, as well as market conditions for the particular natural resources with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The values of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics. The Natural Resources Portfolio's investments in precious metals are subject to many risks, including substantial price fluctuations over short periods of time. Further, the Natural Resources Portfolio's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are affected by changes in the availability of money, the level of interest rates, and other factors.


CONSUMER PRODUCTS AND SERVICES FUND AND CONSUMER PRODUCTS AND SERVICES PORTFOLIO. The performance of consumer products and services companies, relates closely to the actual or perceived performance of the overall economy, interest rates and consumer confidence. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, particular consumer products and services. Many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result, such companies may be subject to increased share price volatility. The consumer products and services industries may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental


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regulations may also hamper the development of new business opportunities.


HEALTH CARE FUND. Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Health Care Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.



TELECOMMUNICATIONS FUND. Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.


FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Theme Portfolios' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Theme Portfolios' net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Theme Portfolios, political or social instability, or diplomatic developments which could affect the Theme Portfolios' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Each Theme Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

The Theme Portfolios will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Theme Portfolios and gains and losses realized by the Theme Portfolios.


LOWER QUALITY DEBT SECURITIES. The Financial Services Portfolio, the Health Care Fund and the Telecommunications Fund may each invest up to 5%, and the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20%, of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Manager. Such investments involve a high degree of risk. However, no Theme Portfolio will


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invest in debt securities that are in default as to payment of principal and interest.

Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Theme Portfolios anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolios to obtain accurate market quotations for purposes of valuing the Theme Portfolios portfolio investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolio may have limited legal recourse in the event of a default.

ILLIQUID SECURITIES. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio, Consumer Products and Services Portfolio and Telecommunications Fund each may invest up to 15% of its net assets, and the Health Care Fund

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up to 10% of its total assets, in securities for which no readily available market exists, so-called "illiquid securities." The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Theme Portfolios to achieve capital appreciation substantially exceeding the appreciation the Theme Portfolios would realize if they did not make such investments. However, in order to attempt to limit investment risk, each Theme Portfolio will invest no more than 5% of its total assets in Special Situations.


Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Theme Portfolio is authorized to enter into options, futures and forward currency transactions, a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include:
(1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Theme Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Theme Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Theme Portfolio to sell a security at a disadvantageous time, due to the need for the Theme Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out certain options, futures contracts, forward currency contracts and/or foreign currency positions in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



INVESTING IN SMALLER COMPANIES. While each Theme Portfolio's portfolio normally will include securities of established suppliers of traditional products and services, each Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.


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                                 HOW TO INVEST


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GENERAL. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Code and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 ($25 for IRAs, Code Section 403 (b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How To Make Exchanges -- Limitations on Purchase Orders and Exchanges."


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUNDS. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.


PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer at the investor's option subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."


Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.


PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Funds' distributor, by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.



Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephone or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to a Fund. The Transfer Agent


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                             GT GLOBAL THEME FUNDS
currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.


CERTIFICATES. Physical certificates representing the Funds' shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Funds are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                           PURCHASING CLASS A SHARES

Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:

                   SALES CHARGE AS PERCENTAGE OF        DEALER
AMOUNT OF                                             REALLOWANCE
PURCHASE           ------------------------------    AS PERCENTAGE
AT THE PUBLIC        OFFERING           NET             OF THE
OFFERING PRICE         PRICE        INVESTMENT      OFFERING PRICE
-----------------  -------------  ---------------  -----------------
Less than
  $50,000........          4.75%           4.99%            4.25%
$50,000 but less
  than
  $100,000.......          4.00%           4.17%            3.50%
$100,000 but less
  than
  $250,000.......          3.00%           3.09%            2.75%
$250,000 but
  less than
  $500,000.......          2.00%           2.04%            1.75%
$500,000 or
  more...........          0.00%           0.00%           *


* GT Global will pay the following commissions to broker/ dealers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker/dealer on behalf of a single client so that the broker/dealer's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.



All shares purchased without a sales charge based on the aggregate purchase amount equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. See "Contingent Deferred Sales Charge -- Class A Shares."


From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."

The following purchases may be aggregated for purposes of determining the "Amount of Purchase":


(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years, including purchases in connection with an employee benefit plan or plans exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant self-employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s);



(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including Code Section 401(k) plans, and medical, life and disability insurance trusts) other than a plan described in "(a)" above; and


(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

                               Prospectus Page 31

                             GT GLOBAL THEME FUNDS


SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:



(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations that have at least 100 but less than 1,000 employees, and trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations with collective retirement plan assets of $500,000 or more and have less than 100 employees, and purchases of at least $500,000 by trustees or other fiduciaries of employee benefit plans with collective retirement plan assets of $100 million or more.



(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager and/or administrator; employees or retired employees of the companies composing Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.


(iii) Registered representatives or full-time employees of broker/dealers which have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of a Fund's shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Funds' shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.


(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.


(xiii) An investor purchasing shares of a Fund with redemption proceeds from a registered management investment company that is not one of the GT Global Mutual Funds, on which the investor was subject to a front-end sales charge or a contingent deferred sales charge.


REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of that Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes."


REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares may be purchased at reduced sales

                               Prospectus Page 32

                             GT GLOBAL THEME FUNDS
charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their broker/ dealers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of a Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their broker/dealer, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI"), an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of a Fund and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.
For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualifications for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without an initial sales charge. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents:
(1) reinvestment of dividends or other distributions or (2) shares redeemed more than one year after their purchase. Such shares purchased without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are


                               Prospectus Page 33

                             GT GLOBAL THEME FUNDS
sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.

Class B shares will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below.

                             CONTINGENT DEFERRED SALES CHARGE
                             AS A PERCENTAGE OF THE LESSER OF
                             NET ASSET VALUE AT REDEMPTION OR
     REDEMPTION DURING          THE ORIGINAL PURCHASE PRICE
---------------------------  ---------------------------------
1st Year Since Purchase....                      5%
2nd Year Since Purchase....                      4%
3rd Year Since Purchase....                      3%
4th Year Since Purchase....                      3%
5th Year Since Purchase....                      2%
6th year Since Purchase....                      1%
Thereafter.................                      0%


In determining whether a contingent deferred sales charge is applicable it will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and distributions; then of shares purchased seven years or more prior to the redemption; and finally, of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange, the length of the holding period will be measured from the date of original purchase.



For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge, the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at the contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                           CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS


The contingent deferred sales charge will be waived for (1) exchanges, as described below; (2) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption; (8) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in GT Global Mutual Funds; (10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan or account that is permitted in


                               Prospectus Page 34

                             GT GLOBAL THEME FUNDS
accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Funds. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Funds in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Dollar Cost Averaging Program, investors should complete the Dollar Cost Averaging Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.


PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES

                               Prospectus Page 35

                             GT GLOBAL THEME FUNDS
ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain broker/dealers may charge a fee for establishing accounts relating to the Program. To participate in the Portfolio Rebalancing Program, investors should complete the Portfolio Rebalancing Program Application at the end of this Prospectus. Investors should contact their broker/dealers or GT Global for more information.


                               Prospectus Page 36

                             GT GLOBAL THEME FUNDS


                             HOW TO MAKE EXCHANGES


--------------------------------------------------------------------------------


Shares of any Fund may be exchanged for shares of the same class of any of the other GT Global Mutual Funds (including the other Funds), based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the GT Global Mutual Funds currently include:


   -- GT GLOBAL WORLDWIDE GROWTH FUND
   -- GT GLOBAL INTERNATIONAL GROWTH FUND
   -- GT GLOBAL EMERGING MARKETS FUND
   -- GT GLOBAL NEW PACIFIC GROWTH FUND
   -- GT GLOBAL EUROPE GROWTH FUND
   -- GT GLOBAL LATIN AMERICA GROWTH FUND
   -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
   -- GT GLOBAL AMERICA MID CAP GROWTH FUND
   -- GT GLOBAL AMERICA VALUE FUND
   -- GT GLOBAL JAPAN GROWTH FUND
   -- GT GLOBAL GROWTH & INCOME FUND
   -- GT GLOBAL GOVERNMENT INCOME FUND
   -- GT GLOBAL STRATEGIC INCOME FUND
   -- GT GLOBAL HIGH INCOME FUND
   -- GT GLOBAL DOLLAR FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


An investor interested in making an exchange should contact his broker/dealer or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain broker/dealers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her broker/dealer or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited.



Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each GT Global Mutual Fund and GT Global reserve the right to reject any purchase order.


                               Prospectus Page 37

                             GT GLOBAL THEME FUNDS


                              HOW TO REDEEM SHARES


--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns both Class A and Class B shares of the Funds, Class A shares will be redeemed first unless the shareholder specifically requests otherwise.


REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers who sell shares of the Funds may submit redemption requests to such broker/dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Broker/ dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the net asset value next determined after the broker/dealer receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/ dealers for more details.


REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Funds' signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.


REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

                               Prospectus Page 38

                             GT GLOBAL THEME FUNDS


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.



SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/ dealers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.



OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her broker/dealer or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Funds have not yet received good payment, the Funds may delay payment of redemption proceeds until they have assured themselves that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 39

                             GT GLOBAL THEME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

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Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through the Transfer Agent in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.


Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
    ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send the instructions to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.

                               Prospectus Page 40

                             GT GLOBAL THEME FUNDS


                         CALCULATION OF NET ASSET VALUE


--------------------------------------------------------------------------------


Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, is the value of each such Fund's proportionate share of total assets of its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.



Equity securities held by the Theme Portfolios are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Certain of the Theme Portfolios' securities from time to time may be listed primarily on foreign exchanges that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.



The different service and distribution fees borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of the classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential between the classes.


--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term


                               Prospectus Page 41

                             GT GLOBAL THEME FUNDS
capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. Each Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund

                               Prospectus Page 42

                             GT GLOBAL THEME FUNDS
accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of that Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolios, respectively, and have approved contracts with various financial organizations to provide certain services required by each Fund. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Funds and the Trustees of the Portfolios.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Theme Portfolios' investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administration services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolios' and the Funds' operation.

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each pays the Manager administration fees computed daily and payable monthly at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to the Manager. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio each pays the Manager a fee, based on each such Portfolio's average daily net assets at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. For investment management and administration services provided to the Health Care Fund and Telecommunications Fund, each such Fund pays the Manager a fee

                               Prospectus Page 43

                             GT GLOBAL THEME FUNDS

computed daily and paid monthly based on each such Fund's average daily net assets at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. Each Theme Portfolio pays all expenses not assumed by the Manager, GT Global or other agents. The Manager and GT Global have undertaken to limit each Theme Portfolio's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.40% and 2.90% of the average daily net assets of each Fund's Class A and Class B Shares, respectively. This undertaking may be changed or eliminated in the future.


The Manager also serves as each Theme Portfolio's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.


The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of December 31, 1996, the Manager and its worldwide asset management affiliates manage approximately $62 billion. In the United States, as of December 31, 1996, the Manager manages or administers approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $84 billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. and the resulting entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.


In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

                               Prospectus Page 44

                             GT GLOBAL THEME FUNDS

The investment professionals primarily responsible for the portfolio management of the Theme Portfolios are as follows:

                      GLOBAL FINANCIAL SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
A. James Ellman                         Portfolio Manager since 1995            Portfolio Manager for the Manager
 San Francisco                                                                   since 1995. Analyst for the Manager
                                                                                 from 1994 to 1995. From 1992 to 1994,
                                                                                 Mr. Ellman was a student at the
                                                                                 Harvard Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).

                                           GLOBAL INFRASTRUCTURE PORTFOLIO


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
David L. Sherry                         Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1993. From 1992 to 1993, Mr.
                                                                                 Sherry was Senior Securities Analyst
                                                                                 for Franklin Resources, Inc. (San
                                                                                 Mateo, CA).

Michael Mahoney                         Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1993. From 1991 to 1993, Mr.
                                                                                 Mahoney was an Investment Analyst for
                                                                                 the Manager.

                                          GLOBAL NATURAL RESOURCES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1994. Analyst for the Manager
                                                                                 from 1992 to 1994.

                                   GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1994. Analyst for the Manager
                                                                                 from 1992 to 1994.


                               Prospectus Page 45

                             GT GLOBAL THEME FUNDS

                                               GLOBAL HEALTH CARE FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Yellen                          Portfolio Manager since 1996            Portfolio Manager for the Manager
 San Francisco                                                                   since 1996. Research analyst for the
                                                                                 Manager from 1994 to 1996. From 1991
                                                                                 to 1994, Mr. Yellen was a securities
                                                                                 analyst and co-portfolio manager for
                                                                                 Franklin Resources, Inc. (San Mateo,
                                                                                 CA).

                                            GLOBAL TELECOMMUNICATIONS FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Mahoney                         Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1991 to 1993, Mr.
                                                                                 Mahoney was an Investment Analyst for
                                                                                 the Manager.

David L. Sherry                         Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1992 to 1993, Mr.
                                                                                 Sherry was Senior Securities Analyst
                                                                                 for Franklin Resources, Inc. (San
                                                                                 Mateo, CA).

A. James Ellman                         Portfolio Manager since 1995            Portfolio Manager for the Manager
 San Francisco                                                                   since 1995. Analyst for the Manager
                                                                                 from 1994 to 1995. From 1992 to 1994,
                                                                                 Mr. Ellman was a student at the
                                                                                 Harvard Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).


                            ------------------------


In placing orders for the Theme Portfolios' securities transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.


DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Funds' Class A and Class B shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco,
CA 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares.

                               Prospectus Page 46

                             GT GLOBAL THEME FUNDS
A commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.


GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of a Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/ dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealers. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.


Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to each Fund's Class A shares ("Class A Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of such Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of each such Fund's Class A shares, less any amounts paid by that Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to each Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of such Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of such Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as such Plan continues in effect.

GT Global's service and distribution expenses include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to broker/dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to broker/dealers and interest on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 47

                             GT GLOBAL THEME FUNDS

                               OTHER INFORMATION

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CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by a Fund to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of each Fund and of the Company's Funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection by the Board of Directors of the Company's independent accountants.


Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Each Fund would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of each Fund and of the Company's other funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund, (500 million shares in the case of Telecommunications Fund), 100 million shares as Class A shares and 100 million shares as Class B shares, except for the Telecommunications Fund, of which 200 million shares have each been classified as Class A shares and Class B shares, respectively. One hundred million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.


ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a New York common law trust. The Declaration of Trust provides that the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products

                               Prospectus Page 48

                             GT GLOBAL THEME FUNDS

and Services Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, will each be liable for all obligations of that Portfolio. However, the Directors of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund nor their shareholders will be exposed to a material risk of liability by reason of the Funds' investing in their corresponding Portfolios.


Whenever the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in a Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes reinvestment of all dividends and other distributions.


In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Funds' performance data will reflect past performance and will not necessarily be indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of the assets of the Theme Portfolios.


                               Prospectus Page 49

                             GT GLOBAL THEME FUNDS

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to the Theme Portfolios. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company and the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 50

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 51

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 52

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 53

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 54

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 P.O. Box 7345                                                                                                   ACCOUNT APPLICATION
 SAN FRANCISCO, CA 94120-7345
 800/223-2138

 / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.

 ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: --------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social  Security  Number  /  /  or  Tax  I.D.  Number  /  /  (Check  applicable  box)
  ------------------------------------    If  more than  one owner,  social security  number or  taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform  Gift/
  ------------------------------------    Transfer  to  Minors Act,  social  security number  of  the minor  must  be provided.
  Co-owner 2                              Resident of /  / U.S.   / / Other  (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / /Class B Shares (Not available for purchases of $500,000 or more or, except for investors participating in the Portfolio Rebalancing Program, for the GT Global Dollar Fund).
 If a class share box is not checked, your investment will be made in Class A shares.

                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA MID CAP GROWTH FUND  $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------

 AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

     OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

 -----------------------------------------------------------
 Date

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000 may be wired or mailed to a
 Transfer Agent of the GT Global Mutual Funds, to      Pre-Designated Account at your bank. (Wiring
 honor any telephone, telex or telegraphic             instructions may be obtained from your bank.) A
 instructions reasonably believed to be authentic      bank wire service fee may be charged.
 for redemption and/or exchange between a similar
 class of shares of any of the Funds distributed       --------------------------------------------------
 by GT Global, Inc.                                    Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS                 --------------------------------------------------
  / / I have completed and attached the                Bank Address
 Supplemental Application for:
  / / AUTOMATIC INVESTMENT PLAN                        --------------------------------------------------
 / / SYSTEMATIC WITHDRAWAL PLAN                        Bank A.B.A Number      Account Number
 OTHER
  / / I/We owned shares of one or more Funds           --------------------------------------------------
      distributed by GT Global, Inc. as of April       Names(s) in which Bank Account is Established
      30, 1987 and since that date continuously        A corporation (or partnership) must also submit a
      have owned shares of such Funds. Attached is     "Corporate Resolution" (or "Certificate of
      a schedule showing the numbers of each of        Partnership") indicating the names and titles of
      my/our Shareholder Accounts.                     Officers authorized to act on its behalf.

 RIGHT OF ACCUMULATION -- CLASS A SHARES

  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.

  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.

  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER GT GLOBAL MUTUAL FUND ACCOUNTS:


 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------
 Account Numbers                                       Account Registrations

 LETTER OF INTENT -- CLASS A SHARES

  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000

 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.

 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.


 ---------------------------------------------------------------------------------------------------------------------------------
 Investment Dealer Name
 ---------------------------------------------------------------------------------------------------------------------------------
 Main Office Address    Branch Number    Representative's Number    Representative's Name
                                                                (     )
-----------------------------------------------------------------------------------------------------------------------
 Branch Address                                                                  Telephone
 X
-----------------------------------------------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                         Title

[LOGO]
   GT GLOBAL MUTUAL FUNDS                                           SUPPLEMENTAL APPLICATION
 P.O. Box 7345                                                      SPECIAL INVESTMENT AND
 SAN FRANCISCO, CA 94120-7345                                       WITHDRAWAL OPTIONS
 800/223-2138

ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other  ------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------
NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.

--------------------------------------------------------------------------------

[LOGO]

GT GLOBAL MUTUAL FUNDS                      AUTOMATIC INVESTMENT PLAN

BANK AUTHORIZATION
-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name
X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date

                                     (OVER)

SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO

MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $ -----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.

AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange; (4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse

In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:

1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

            [LOGO]
               GT Global Mutual Funds   415 392 6181
                                                 Fifty California Street
                                                 27th Floor
                                                 SAN FRANCISCO, CA
                                                 94111-4624

                    GT GLOBAL DOLLAR COST AVERAGING PROGRAM

Between:      GT Global, Inc.
              General Distributor of
              The GT Global Mutual Funds
              Fifty California Street, 27th Floor
              San Francisco, California 94111
              415 392 6181; 800 824 1580

and:             Company -------------------------------------------------------------------
                Address --------------------------------------------------------------------
                   Phone   ----------------------------   Fax   ----------------------------

    You have entered into either a Dealer Agreement or a Bank and Bank-Affiliated Dealer Agreement (each an "Agreement") pursuant to which we agreed to sell to you Class A and Class B shares of the mutual funds that now or hereafter may be included in the GT Global Mutual Funds (collectively the "Funds"; individually a "Fund") or a Bank and Bank-Affiliated Dealer Agreement pursuant to which you agreed to sell such shares issued by the Funds as agent for your customers. This Supplement to the Agreement is for the purpose of establishing contractual terms between us with respect to the GT Global Dollar Cost Averaging Program ("Program"). All capitalized terms used in this Supplement and not otherwise defined shall have the same meanings assigned to them as in the Agreement. All terms of the Agreement shall remain in full force and effect unless specifically modified or suspended by the terms of this Supplement.

    1. You agree to make available to your customers the Program as described from time to time in the then current Prospectus of any Fund. We will provide you with reasonable amounts of literature and an account application covering the Program.

    2. A customer participating in the Program will designate the size of his or her monthly Funds' investment ("Monthly Amount") as well as the total amount he or she expects to invest over a 24-month period after participation in the Program begins ("Total Amount"). A sales charge will be applied to each automatic monthly purchase of Fund Class A shares in an amount determined in accordance with the Fund's Right of Accumulation privilege. We will pay you a commission if you are an agent, or we will pay you an agency commission if you are a bank or bank-affiliated dealer. This commission will be equal to the dealer compensation schedule that would be paid if the Total Amount the participating shareholder expects to invest in the 24 months under the Program were invested, instead, in the Fund at one time. You agree to pass through to your broker(s) or registered representative(s) a portion of this commission in accordance with your established compensation arrangement.

    3. If a customer discontinues participation in the Program or otherwise fails to invest the Total Amount as provided in the customer's Program agreement, and the selling representative is still employed by you, you agree to repay to us the portion of the commission applicable to any amount not invested by the customer. If the selling representative is not employed by you, you agree to repay us an amount equal to the portion of the commission paid that was retained by your firm.

    4. You acknowledge that all payments due to you under this Supplement are subject to the limitations contained in each Fund's Prospectus and may be varied or discontinued at any time.

    5. This Supplement shall be binding upon receipt by us in San Francisco, California, of a counterpart hereof duly accepted and signed by you.

    6. Either of us may cancel this Supplement at any time by written notice to the other, except that Section 3 shall still remain in effect.

    7. All communications to us should be sent to the address below. Any notice to you shall be duly given if mailed or telegraphed to you at the address specified by you on Page 1.

Accepted:

Company ----------------------------------     GT Global, Inc.

Address ------------------------------------   Fifty California Street, 27th Floor

Address ------------------------------------   San Francisco, California 94111

Phone -------------------------------------    415-392-6181; 800-824-1580

Fax ----------------------------------------   415-445-7566

By: ----------------------------------------   By: /s/ WILLIAM J. GUILFOYLE
    Signature                                  ----------------------------------------
                                               William J. Guilfoyle

   ----------------------------------------    Date: --------------------------------------
    Print Name & Date

DCALR702.085
May 1996

[LOGO]
   GT Global, Inc.
 P.O. Box 7345                                                                                                           DOLLAR COST
 SAN FRANCISCO, CA 94120-7345                                                                                  AVERAGING APPLICATION
 800 223 2138

 / / INDIVIDUAL  / / JOINT TENANT  / / CORPORATION  / / TRUST  / / UTMA/UGMA  / / OTHER
 1. ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / IRA ACCOUNT         / / ACCOUNT REVISION:
                                                                                          APPLICATION ATTACHED  (ACCOUNT NO.:
 ----------------)

 NOTE: Joint tenant registration will be as "joint tenants with rights of survivorship" unless otherwise specified. Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Transfers/Gifts to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's social security number).

                                                  / / / / / / - / / / / - / / / / / / / / OR / / / / - / / / / / / / / / / / / / /

 ---------------------------------------------------------------------------------------------------------------------------------
 Owner                                                                         Check appropriate box / / Social Security Number
 or / / Tax I.D. Number

 --------------------------------------   --------------------------------------------------------------------
 Co-owner 1
 --------------------------------------   --------------------------------------------------------------------
 Co-owner 2                               Home Telephone
 --------------------------------------   --------------------------------------------------------------------
 Street Address                           Business Telephone
 --------------------------------------   --------------------------------------------------------------------
 City, State, Zip Code                    Resident of     / / U.S. / / Specify Other

 2.  FUND SELECTION

     TOTAL INITIAL INVESTMENT $
 ----------------------------- ($10,000 MINIMUM).  The initial investment  will be made without imposition of any sales charge in the GT Global Dollar Fund. Method of payment / / check or / / bank wire. Make checks and bank wires payable to "GT Global." Do not send currency. Bank wires should be sent through the Federal Reserve Bank wire system to: Wells Fargo Bank, NA, ABA#121000248. ATTN: GT Global AC-4023-050701 (Stating Fund Name, Shareholder's Registered Name and Account Number)

     ALL GT GLOBAL MUTUAL FUNDS ISSUE TWO CLASSES OF SHARES. Class A shares are sold with an initial sales charge while Class B shares are sold without an initial sales charge but are subject to higher expense levels and to a contingent deferred sales charge payable on certain redemptions. Please read the prospectus of the applicable GT Global Mutual Fund carefully before you invest.

     MONTHLY TRANSFERS: Each month, GT Global Dollar Fund shares will be redeemed and either Class A or Class B shares of the designated GT Global Mutual Fund(s) will be purchased including the applicable sales charge, if any, in the amounts indicated below ($1,000 minimum aggregate per month):

     TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / CLASS A SHARES OR / / CLASS B SHARES

                            / / New Account              / / Existing Account #
                                    -------------------------------------------

  FUND NAME                                            MONTHLY         FUND NAME                                     MONTHLY
                                                       AMOUNT                                                        AMOUNT
  07 / / GT GLOBAL WORLDWIDE GROWTH FUND               $               03 / / GT GLOBAL EUROPE GROWTH FUND           $
                                                       ----------                                                    ----------
  05 / / GT GLOBAL INTERNATIONAL GROWTH FUND           $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
  16 / / GT GLOBAL EMERGING MARKETS FUND               $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
  22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND $               18 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
  17 / / GT GLOBAL FINANCIAL SERVICES FUND             $               18 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
  11 / / GT GLOBAL HEALTH CARE FUND                    $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
  19 / / GT GLOBAL INFRASTRUCTURE FUND                 $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
  21 / / GT GLOBAL NATURAL RESOURCES FUND              $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
  15 / / GT GLOBAL TELECOMMUNICATIONS FUND             $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
  02 / / GT GLOBAL NEW PACIFIC GROWTH FUND             $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
    CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
   All capital gains and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
    dividends in cash.
    SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
   Pay distributions noted above to another GT Global Mutual Fund: Fund Name --------------------------------------------

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

  We hereby submit this Dollar Cost Averaging Application for the purchase of Class A shares including shares purchased under Right of Accumulation or Letter of Intent, or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc., and the Prospectus and Statement of Additional Information for each Fund. We agree to notify GT Global, Inc., of any purchases properly made under a Letter of Intent or Right of Accumulation. Class B shares are not available for Right of Accumulation or Letter of Intent.


  --------------------------------------------------------------------------------------------------------------------------------
  Investment Dealer Name
--------------------------------------------------------------------------------------------------------------------------------
  Main Office Address    Branch Number    Representative's Name    Representative's Number
-----------------------------------------------------------------------------------------------------------------------
  Branch Address                                                                             Telephone

  -------------------------------------------------------------
  Investment Dealer's Authorized Signature and Title             GT Global Use:     DLR------------ BR ------------ Rep
                                                                 --------------------

IRA INSTRUCTIONS

To open an IRA Dollar Cost Averaging account:
  Read the GT Global IRA Disclosure Statement carefully.
  Complete both this Dollar Cost Averaging Application and the GT Global IRA Application. Shareholder is to sign both forms.
  Mail completed applications with a check to GT Global.
3.  AGREEMENT AND SIGNATURES
    I/We  authorize GT Global, Inc., to  transfer shares from my/our GT  Global Dollar Fund account, established hereby, to purchase shares in the other GT Global Mutual Fund(s) and the class indicated on the reverse side  of this  application. I/We understand that these transfers  will occur on the 15th day  of each month, or the prior business day, and will continue until the funds in my/our GT Global Dollar Fund account fall below the  transfer amount,  or until  I/we terminate the  Dollar Cost  Averaging Program in  writing. I/We  further understand that monthly purchases of  the Class A  shares of the  other GT Global  Mutual Fund(s) indicated  will be subject  to applicable  sales charges, and that the  Class B shares purchased may be  subject to a contingent deferred sales charge when redeemed, as described in the Prospectus of each Fund purchased.
    By the execution of  this Application(s) I/we represent  and warrant that I/we  have full right, power,  and authority and am/are of legal age in my/our state(s) of residence to make the investment applied for pursuant to this  Application. The person(s), if any, signing on behalf of the investors represent and warrant that they are duly authorized to sign this Application and to purchase, redeem, or exchange shares of the Fund(s) on behalf of the investor(s). I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S)
IN WHICH I/WE AM/ARE INVESTING.
    I/We and  my/our assigns  and successors  understand and  agree  that the  account will  be subject  to  the telephone  exchange and  telephone redemption  privilege described in  the current  Prospectus of  the GT Global
Mutual Fund(s) in which I/we am/are  investing and agree that GT Global,  Inc., G.T. Global Growth Series,  G.T.
Investment  Funds, Inc., G.T. Investment Portfolios, Inc., and  the Funds' transfer agent and their officers and employees will not be  liable for any loss  or damages arising  out of any such  telephone, telex, or  telegraph instructions  reasonably believed to be  genuine, including any such  loss due to negligence  on the part of any such entities. The investor(s)  certify(ies) and agree(s) that  the certifications, authorizations,  directions, and  restrictions contained herein will continue until GT Global, Inc., receives written notice of any change or revocation. Any  change in  these instructions  must  be in  writing and  in  some cases,  as described  in  the
Prospectus, requires that all signatures are guaranteed.
Please indicate the number of signatures required to process written redemption
requests:    / / one  / / two  / / three  / / four
(If you do not indicate the number of required signatures, ALL account owners must sign redemption requests.)
Under  penalties of perjury, I certify that the  Taxpayer Identification Number ("Number") provided on this form is my (or  my employer's,  trust's, minor's, or  other payee's)  true, correct and  complete Number  and may  be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose
Number  is given is) not  subject to backup withholding either  because: (a) I am (or  the payee is) exempt from backup withholding; (b) the Internal  Revenue Service ("IRS") has  not notified me that I  am (or the payee  is)
subject  to backup withholding as a result of a failure to  report all interest or dividends; OR (c) the IRS has notified me that I am  (or the payee is)  no longer subject to backup  withholding OR; / /  I am (the payee  is)
subject to backup withholding.
Note:
  Dollar  Cost Averaging accounts held in  the GT Global Dollar Fund  have the following privilege restrictions:
  Check writing, telephone redemptions and exchanges. The other GT Global Mutual Funds which receive the monthly
  Dollar Cost Averaging  transfers enjoy  all regular account  privileges, including  telephone redemptions  and exchanges.
  The  Dollar Cost Averaging  program does not  assure a profit and  does not protect  against loss in declining markets. Because such a program involves continuous  investment in securities regardless of fluctuating  price levels of such securities, you should consider your financial ability to continue purchases through periods of low price levels.

-------------------------------------------------------  -------------------------------------------------------
Date                                                     For GT Global Use Only

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 Fifty California Street                                                                                    SUPPLEMENTAL APPLICATION
 27th Floor                                                                                            PORTFOLIO REBALANCING PROGRAM
 SAN FRANCISCO, CA
 94111-4624

 ACCOUNT REGISTRATION EXISTING
 SHAREHOLDER ACCOUNT NUMBER

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the same name of one custodian and one minor and include the state under which the custodianship is created.


 --------------------------------------   / // // // // // // // // /
 Owner                                    Social Security Number / / or Tax I.D. Number "TIN" / / (Check applicable box) If
--------------------------------------    more than one owner social security number or taxpayer identification number should
 Co-owner 1                               be provided for first owner listed. If a purchase is made under Uniform Gift/Transfer
--------------------------------------    to Minors Act, social security number of the minor must be provided.
 Co-owner 2                               Resident of / / U.S. / / Other (specify)---------------------------
 --------------------------------------   Failure to provide TIN will result in 31% withholding on redemptions and exchanges.
 Street Address                           (   )                             (   )
--------------------------------------    -------------------------------  -------------------------------
 City, State, Zip Code                    Home Telephone                 Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected for Class A and Class B shares.
                   Checks should be made payable to "GT Global."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares / / Class B Shares or / / Advisor Class Advisor Class shares are sold through a different prospectus than Class A and Class B shares, are not sold directly to the general public and only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global, Inc. Special account requirements apply to Advisor Class shares. Please see an Advisor Class prospectus for complete information.

 If a class share box is not checked, your investment will be made in Class A shares. Minimum 2 funds; Maximum 10 funds; Minimum 5% allocation per fund.

  07 GT GLOBAL WORLDWIDE GROWTH FUND                   ----------      13 GT GLOBAL LATIN AMERICA GROWTH FUND        ----------

  05 GT GLOBAL INTERNATIONAL GROWTH FUND               ----------      24 GT GLOBAL AMERICA SMALL CAP GROWTH FUND    ----------

  16 GT GLOBAL EMERGING MARKETS FUND                   ----------      06 GT GLOBAL AMERICA GROWTH FUND              ----------

  11 GT GLOBAL HEALTH CARE FUND                        ----------      23 GT GLOBAL AMERICA VALUE FUND               ----------

  15 GT GLOBAL TELECOMMUNICATIONS FUND                 ----------      04 GT GLOBAL JAPAN GROWTH FUND                ----------

  19 GT GLOBAL INFRASTRUCTURE FUND                     ----------      10 GT GLOBAL GROWTH & INCOME FUND             ----------

  17 GT GLOBAL FINANCIAL SERVICES FUND                 ----------      09 GT GLOBAL GOVERNMENT INCOME FUND           ----------

  21 GT GLOBAL NATURAL RESOURCES FUND                  ----------      08 GT GLOBAL STRATEGIC INCOME FUND            ----------

  22 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND     ----------      18 GT GLOBAL HIGH INCOME FUND                 ----------

  02 GT GLOBAL NEW PACIFIC GROWTH FUND                 ----------      01 GT GLOBAL DOLLAR FUND                      ----------

  03 GT GLOBAL EUROPE GROWTH FUND                      ----------
  Rebalance frequency - check one
  / / Monthly   / / Quarterly   / / Semi annual   / /                  Total percentage must equal 100%.
  Annual
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
 All capital gains distributions and dividends will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
 dividends in cash.
 Investment will be split according to allocation.

AGREEMENTS AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. ANY
CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING WITH ALL SIGNATURES GUARANTEED (IF APPLICABLE).

------------------------------------------------------------
Date
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)

*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

                             GT GLOBAL THEME FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.


                                                                     THEPR703 MC

                             GT GLOBAL INCOME FUNDS
                          PROSPECTUS -- MARCH 1, 1997
--------------------------------------------------------------------------------

GT GLOBAL GOVERNMENT INCOME FUND ("GOVERNMENT INCOME FUND") seeks a high level of current income by investing primarily in high quality U.S. and foreign government debt securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.

GT GLOBAL STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets.


GT GLOBAL HIGH INCOME FUND ("HIGH INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation by investing all of its investable assets in the Global High Income Portfolio ("Portfolio"), which, in turn, invests primarily in the debt securities of issuers located in emerging markets. The Portfolio's investment objectives are identical to those of the Fund.



Individually, a "Fund" and, collectively, the "Funds."


There can be no assurance that any Fund or the Portfolio will achieve its investment objectives. The investment experience of the High Income Fund will correspond directly with the investment experience of the Portfolio.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

The Funds and the Portfolio are managed and/or administered by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

The Funds are designed for long-term investors and not as trading vehicles, do not represent a complete investment program and are not suitable for all investors. An investment in any of the Funds involves risk factors that should be reviewed carefully by potential investors. The Strategic Income Fund and the Portfolio both are authorized to borrow money for investment purposes, which would increase the volatility of their performance and involves additional risks. See "Investment Objectives and Policies" and "Risk Factors."


THE STRATEGIC INCOME FUND INVESTS UP TO 50% OF ITS TOTAL ASSETS, AND THE GLOBAL HIGH INCOME PORTFOLIO INVESTS UP TO 100% OF ITS TOTAL ASSETS, IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. SEE "INVESTMENT OBJECTIVES AND POLICIES" AND "RISK FACTORS."



This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling
(800) 824-1580.



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL INCOME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Alternative Purchase Plan.................................................................         13
Investment Objectives and Policies........................................................         14
Risk Factors..............................................................................         24
How to Invest.............................................................................         29
How to Make Exchanges.....................................................................         36
How to Redeem Shares......................................................................         37
Shareholder Account Manual................................................................         40
Calculation of Net Asset Value............................................................         41
Dividends, Other Distributions and Federal Income Taxation................................         41
Management................................................................................         43
Other Information.........................................................................         47
Appendix A -- Description of Debt Ratings.................................................         50


                               Prospectus Page 2

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Funds and the Portfolio:   Each  Fund is a  non-diversified series of  G.T. Investment Funds,
                               Inc. (the "Company"). The Portfolio is a non-diversified, open-end management investment company.

Investment Objectives:         The Government Income Fund primarily seeks high current income and
                               secondarily  seeks   capital   appreciation  and   protection   of
                               principal.  The  Strategic Income  Fund and  the High  Income Fund
                               primarily seek high  current income and  secondarily seek  capital appreciation.

Principal Investments:         The  Government Income Fund invests primarily in high quality U.S.
                               and foreign government debt obligations.

                               The  Strategic  Income  Fund  allocates  its  assets  among   debt
                               securities  of issuers  in: (1)  the United  States; (2) developed
                               foreign  countries;  and   (3)  emerging   markets,  and   selects
                               particular  securities  in  each sector  based  on  their relative investment merit.

                               The High Income Fund invests all  of its investable assets in  the
                               Portfolio, which, in turn, invests primarily in debt securities of issuers located in emerging markets.

Principal Risk Factors:        There is no assurance that the Funds or the Portfolio will achieve their  investment  objectives. Each  Fund's  net asset  value will fluctuate, reflecting fluctuations in the  market value of its  or its  corresponding  Portfolio's portfolio  holdings. The  value of debt securities held by the Government Income Fund, the  Strategic
                               Income  Fund and the Portfolio generally fluctuates inversely with interest rate movements.

                               The Government  Income Fund,  the Strategic  Income Fund  and  the
                               Portfolio  will  invest  in  foreign  securities.  Investments  in
                               foreign  securities  involve  risks  relating  to  political   and
                               economic  developments  abroad  and  the  differences  between the regulations  to  which  U.S.  and  foreign  issuers  are  subject.
                               Individual foreign economies also may differ favorably or unfavor-
                               ably  from the U.S. economy.  Changes in foreign currency exchange rates will affect  a Fund's  or the Portfolio's  net asset  value, earnings  and gains  and losses  realized on  sales of securities.
                               Securities of  foreign  companies may  be  less liquid  and  their prices  more volatile than those  of securities of comparable U.S.
                               companies. The Portfolio will normally invest at least 65% of  its total assets in debt securities of issuers in emerging markets and the  Strategic  Income Fund  may invest  in such  securities. Such investments entail greater risks  than investing in securities  of issuers in developed markets.

                               The  Government  Income Fund,  the Strategic  Income Fund  and the
                               Portfolio may  engage in  certain  foreign currency,  options  and futures transactions to attempt to hedge against the overall level of  investment and  currency risk  associated with  its present or planned investments. Such transactions  involve certain risks  and transaction costs.


                               Prospectus Page 3

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               The  Strategic  Income Fund  may  invest up  to  50% of  its total assets, and  the Portfolio  may invest  up to  100% of  its  total assets, in debt securities rated below investment grade or, if not rated,  determined  by the  Manager to  be of  comparable quality.
                               Investments of this type  are subject to greater  risk of loss  of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Manager:            The  Manager is part of Liechtenstein  Global Trust, a provider of global asset management and private banking products and  services
                               to   individual  and   institutional  investors,   entrusted  with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully staffed investment offices in Frankfurt, Hong Kong,  London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."

Alternative Purchase Plan:     Investors  may select Class  A or Class B  shares, each subject to different expenses and a different sales charge structure.

  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.35% of the average daily net assets of each Fund's Class A shares.

  Class B Shares:              Offered  at net asset  value (a maximum  contingent deferred sales charge of 5% of the lesser of  the shares' net asset value or  the original  purchase price  is imposed  on certain  redemptions made within six years of date of  purchase) and subject to service  and distribution  fees at  the annualized rate  of up to  1.00% of the average daily net assets of each Fund's Class B shares.

Shares Available Through:      Class A  and  Class B  shares  of  each Fund's  common  stock  are available  through broker/dealers who have entered into agreements to sell shares with the  Funds' distributor, GT Global, Inc.  ("GT
                               Global").  Shares also may be  acquired directly through GT Global or through  exchanges of  shares  of the  other GT  Global  Mutual
                               Funds,  which are open-end management investment companies advised and/or administered  by  the  Manager. See  "How  to  Invest"  and
                               "Shareholder Account Manual."

Exchange Privileges:           Shares  of a  class of  a Fund  may be  exchanged without  a sales charge for shares of  the corresponding class  of other GT  Global
                               Mutual Funds. See "How to Make Exchanges" and "Shareholder Account
                               Manual."

Redemptions:                   Shares may be redeemed either through broker/dealers or the Funds'
                               transfer  agent,  GT  Global  Investor  Services,  Inc. ("Transfer
                               Agent"). See  "How  to  Redeem Shares"  and  "Shareholder  Account
                               Manual."

Dividends and Other            Dividends  are  paid  monthly from  net  investment  income; other
  Distributions:               distributions are paid annually from net short term capital  gain, net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Fund  shares of  the distributing  class or  in shares  of  the corresponding  class  of other  GT Global  Mutual Funds  without a sales charge.


                               Prospectus Page 4

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans).

Net Asset Values:              Class  A and Class B  shares of the Funds  are quoted daily in the financial section of most newspapers.

Other Features:

  Class A Shares               Letter of Intent                  Reinstatement Privilege
                               Quantity Discounts                Systematic Withdrawal Plan
                               Right of Accumulation             Automatic Investment Plan
                               Portfolio Rebalancing Program     Dollar Cost Averaging Program

  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program
                               Portfolio Rebalancing Program


                               Prospectus Page 5

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Funds are reflected in the following tables (1):



                                                                  GOVERNMENT     STRATEGIC INCOME    HIGH INCOME
                                                                 INCOME FUND           FUND              FUND
                                                               ----------------  ----------------  ----------------
                                                               CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B
                                                               -------  -------  -------  -------  -------  -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares (as a % of
    offering price)..........................................   4.75%     None    4.75%     None    4.75%     None
  Sales charges on reinvested distributions to
    shareholders.............................................    None     None     None     None     None     None
  Maximum deferred sales charge (as a % of net asset value at
    time of purchase or sale, whichever is less).............    None    5.00%     None    5.00%     None    5.00%
  Redemption charges.........................................    None     None     None     None     None     None
  Exchange fees:
    -- On first four exchanges each year.....................    None     None     None     None     None     None
    -- On each additional exchange...........................    $7.50    $7.50    $7.50    $7.50    $7.50    $7.50

ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..............   0.72%    0.72%    0.72%    0.72%    0.99%    0.99%
  12b-1 distribution and service fees........................   0.35%    1.00%    0.35%    1.00%    0.35%    1.00%
  Other expenses.............................................   0.32%    0.32%    0.33%    0.33%    0.35%    0.35%
                                                               -------  -------  -------  -------  -------  -------
  Total Fund Operating Expenses..............................   1.39%    2.04%    1.40%    2.05%    1.69%    2.34%
                                                               -------  -------  -------  -------  -------  -------
                                                               -------  -------  -------  -------  -------  -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:



                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Government Income Fund
  Class A Shares (4).....................................................................  $61     $90    $121    $209
  Class B Shares
    Assuming a complete redemption at end of period (5)..................................  $71     $95    $131    $240
    Assuming no redemption...............................................................  $21     $65    $111    $240
Strategic Income Fund
  Class A Shares (4).....................................................................  $61     $90    $122    $210
  Class B Shares
    Assuming a complete redemption at end of period (5)..................................  $71     $95    $132    $241
    Assuming no redemption...............................................................  $21     $65    $112    $241
High Income Fund
  Class A Shares (4).....................................................................  $64     $99    $136    $241
  Class B Shares
    Assuming a complete redemption at end of period (5)..................................  $74     $104   $147    $271
    Assuming no redemption...............................................................  $24     $74    $127    $271


--------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN A FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIO'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' or the Portfolio's projected or actual performance.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."


(3) Expenses are based on the Funds' fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Funds also offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 distribution and service fees. The Board of Directors of the Company believes that the aggregate per share expenses of the High Income Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of that Fund were invested directly in the type of securities being held by the Portfolio.


(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes deduction of the applicable contingent deferred sales charge.

                               Prospectus Page 6

                             GT GLOBAL INCOME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund, offered through this Prospectus, for the periods shown. For the period March 29, 1988 (commencement of operations) to October 22, 1992, the Strategic Income Fund was named G.T. Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1996 and each of the preceding four years have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                             GOVERNMENT INCOME FUND

                                                                       CLASS A+
                                  -----------------------------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                  -----------------------------------------------------------------------------------
                                    1996    1995(C)   1994(c)    1993(c)      1992       1991       1990       1989
                                  --------  --------  --------   --------   --------   --------   --------   --------
Per Share Operating Performance:
Net asset value, beginning of
 period.........................  $   8.81  $   8.63  $  11.07   $   9.83   $  10.29   $  10.46   $  10.45   $  10.86
                                  --------  --------  --------   --------   --------   --------   --------   --------
Income from investment
 operations:
  Net investment income.........      0.57      0.62      0.65       0.74       0.92       0.99       1.18       1.15
  Net realized and unrealized
   gain (loss) on investments...      0.03      0.15     (1.52)      1.34      (0.31)     (0.07)     (0.02)     (0.35)
                                  --------  --------  --------   --------   --------   --------   --------   --------
    Net increase (decrease)
     resulting from investment
     operations.................      0.60      0.77     (0.87)      2.08       0.61       0.92       1.16       0.80
                                  --------  --------  --------   --------   --------   --------   --------   --------
Distributions:
  From net investment income....     (0.57)    (0.59)    (0.65)     (0.74)     (0.83)     (1.00)     (1.15)     (1.20)
  From net realized gain on
   investments..................     (0.10)    (0.00)    (0.27)     (0.00)     (0.13)     (0.09)     (0.00)     (0.00)
  In excess of net realized gain
   on investments...............     (0.00)    (0.00)    (0.55)     (0.00)     (0.00)     (0.00)     (0.00)     (0.00)
  Return of capital.............     (0.00)    (0.00)    (0.10)     (0.00)     (0.00)     (0.00)     (0.00)     (0.00)
  From sources other than net
   investment income............     (0.00)    (0.00)    (0.00)     (0.10)     (0.11)     (0.00)     (0.00)     (0.01)
                                  --------  --------  --------   --------   --------   --------   --------   --------
    Total distributions.........     (0.67)    (0.59)    (1.57)     (0.84)     (1.07)     (1.09)     (1.15)     (1.21)
                                  --------  --------  --------   --------   --------   --------   --------   --------
Net asset value, end of period..  $   8.74  $   8.81  $   8.63   $  11.07   $   9.83   $  10.29   $  10.46   $  10.45
                                  --------  --------  --------   --------   --------   --------   --------   --------
                                  --------  --------  --------   --------   --------   --------   --------   --------
Total investment return(d)......      7.11%     9.22%    (8.87)%     21.9%       6.3%       9.4%      11.9%       7.2%
                                  --------  --------  --------   --------   --------   --------   --------   --------
                                  --------  --------  --------   --------   --------   --------   --------   --------
Ratios and supplemental data:
Net assets, end of period
 (in 000's).....................  $240,945  $385,404  $502,094   $708,301   $623,387   $399,200   $259,726   $122,526
Ratio of net investment income
 to average net assets..........      6.52%     6.98%     6.87%       7.1%       9.0%       9.5%      11.4%      10.7%
Ratio of expenses to average net
 assets:
  With expense reductions.......      1.34%     1.35%     1.33%       1.4%       1.6%       1.6%       1.8%       1.7%
  Without expense reductions....      1.39%     1.38%       --%**       --%**       --%**       --%**       --%**       --%**
Portfolio turnover rate +++.....       268%      385%      625%       495%       351%       326%       334%       413%


                                  MARCH 29, 1988
                                    (COMMENCE-
                                     MENT OF
                                  OPERATIONS) TO
                                   OCTOBER 31,
                                       1988
                                  --------------
Per Share Operating Performance:
Net asset value, beginning of
 period.........................     $11.43
                                  --------------
Income from investment
 operations:
  Net investment income.........       0.49*
  Net realized and unrealized
   gain (loss) on investments...      (0.44)
                                  --------------
    Net increase (decrease)
     resulting from investment
     operations.................       0.05
                                  --------------
Distributions:
  From net investment income....      (0.49)
  From net realized gain on
   investments..................      (0.12)
  In excess of net realized gain
   on investments...............      (0.00)
  Return of capital.............      (0.00)
  From sources other than net
   investment income............      (0.01)
                                  --------------
    Total distributions.........      (0.62)
                                  --------------
Net asset value, end of period..     $10.86
                                  --------------
                                  --------------
Total investment return(d)......        1.1%(a)
                                  --------------
                                  --------------
Ratios and supplemental data:
Net assets, end of period
 (in 000's).....................     $57,063
Ratio of net investment income
 to average net assets..........       7.41%(b)*
Ratio of expenses to average net
 assets:
  With expense reductions.......        1.8%(b)*
  Without expense reductions....         --%**
Portfolio turnover rate +++.....        291%(b)

------------------
+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Net of $0.01 per share of Fund operating expenses reimbursed by the Manager.
** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
(a)  Not annualized.
(b)  Annualized.
(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.
(d)  Total investment return does not include sales charges.


                               Prospectus Page 7

                             GT GLOBAL INCOME FUNDS

                             GOVERNMENT INCOME FUND
                                  (CONTINUED)

                                                                                                  CLASS B++
                                                                                ---------------------------------------------
                                                                                           YEAR ENDED OCTOBER 31,
                                                                                ---------------------------------------------
                                                                                  1996    1995(C)     1994(c)       1993(c)
                                                                                --------  --------  -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period..........................................  $   8.80  $   8.64   $    11.07    $     9.83
                                                                                --------  --------  -----------   -----------
Income from investment operations:
  Net investment income.......................................................      0.51      0.55         0.59          0.67
  Net realized and unrealized gain (loss) on investments......................      0.04      0.14        (1.52)         1.34
                                                                                --------  --------  -----------   -----------
    Net increase (decrease) resulting from investment operations..............      0.55      0.69        (0.93)         2.01
                                                                                --------  --------  -----------   -----------
Distributions:
  From net investment income..................................................     (0.51)    (0.53)       (0.59)        (0.67)
  From net realized gain on investments.......................................     (0.10)    (0.00)       (0.27)        (0.00)
  In excess of net realized gain on investments...............................     (0.00)    (0.00)       (0.54)        (0.00)
  Return of capital...........................................................     (0.00)    (0.00)       (0.10)        (0.00)
  From sources other than net investment income...............................     (0.00)    (0.00)       (0.00)        (0.10)
                                                                                --------  --------  -----------   -----------
    Total distributions.......................................................     (0.61)    (0.53)       (1.50)        (0.77)
                                                                                --------  --------  -----------   -----------
Net asset value, end of period................................................  $   8.74  $   8.80   $     8.64    $    11.07
                                                                                --------  --------  -----------   -----------
                                                                                --------  --------  -----------   -----------
Total investment return(d)....................................................     6.54%     8.22%        (9.39)%        21.1%
                                                                                --------  --------  -----------   -----------
                                                                                --------  --------  -----------   -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)..........................................  $166,577  $235,481   $  262,405    $  182,972
Ratio of net investment income to average net assets..........................      5.87%     6.33%        6.22%          6.5%
Ratio of expenses to average net assets:
  With expense reductions.....................................................      1.99%     2.00%        1.98%          2.0%
  Without expense reductions..................................................      2.04%     2.03%          --%**          --%**
Portfolio turnover rate +++...................................................       268%      385%         625%          495%


                                                                                OCTOBER 22,
                                                                                  1992 TO
                                                                                OCTOBER 31,
                                                                                   1992
                                                                                -----------
Per Share Operating Performance:
Net asset value, beginning of period..........................................    $  9.87
                                                                                -----------
Income from investment operations:
  Net investment income.......................................................       0.02
  Net realized and unrealized gain (loss) on investments......................      (0.06)
                                                                                -----------
    Net increase (decrease) resulting from investment operations..............      (0.04)
                                                                                -----------
Distributions:
  From net investment income..................................................      (0.00)
  From net realized gain on investments.......................................      (0.00)
  In excess of net realized gain on investments...............................      (0.00)
  Return of capital...........................................................      (0.00)
  From sources other than net investment income...............................      (0.00)
                                                                                -----------
    Total distributions.......................................................      (0.00)
                                                                                -----------
Net asset value, end of period................................................    $  9.83
                                                                                -----------
                                                                                -----------
Total investment return(d)....................................................       (0.4)%(a)
                                                                                -----------
                                                                                -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)..........................................    $ 2,624
Ratio of net investment income to average net assets..........................        8.0%(b)
Ratio of expenses to average net assets:
  With expense reductions.....................................................        1.9%(b)
  Without expense reductions..................................................         --%**
Portfolio turnover rate +++...................................................        351%


------------------


++  Commencing October 22, 1992, the Fund began offering Class B shares.


+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

*   Net of $0.01 per share of Fund operating expenses reimbursed by the Manager.

** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(a) Not annualized.

(b) Annualized.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.

                               Prospectus Page 8

                             GT GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND

                                                                         CLASS A+
                                  --------------------------------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                  --------------------------------------------------------------------------------------
                                    1996    1995(C)     1994      1993(c)      1992        1991        1990       1989
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
Per Share Operating Performance:
Net asset value, beginning of
  period........................  $  10.32  $  10.88  $  13.61   $   11.25   $   10.91   $   11.20   $   11.17  $  11.25
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
Income from investment
  operations:
  Net investment income.........      0.89      0.97      0.79        0.96        0.86        0.84*       1.04*     0.82*
  Net realized and unrealized
   gain (loss) on investments...      1.44     (0.69)    (2.14)       2.85        0.31       (0.02)      (0.17)    (0.10)
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
    Net increase (decrease) from
     investment operations......      2.33      0.28     (1.35)       3.81        1.17        0.82        0.87      0.72
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
Distributions:
  From net investment income....     (0.82)    (0.80)    (0.79)      (0.96)      (0.83)      (0.60)      (0.84)    (0.80)
  From net realized gain on
   investments..................     (0.00)    (0.00)    (0.38)      (0.37)      (0.00)      (0.51)      (0.00)    (0.00)
  In excess of net investment
   income.......................     (0.07)    (0.00)    (0.00)      (0.00)      (0.00)      (0.00)      (0.00)    (0.00)
  Return of capital.............     (0.00)    (0.04)    (0.21)      (0.00)      (0.00)      (0.00)      (0.00)    (0.00)
  From sources other than net
   investment income............     (0.00)    (0.00)    (0.00)      (0.12)      (0.00)      (0.00)      (0.00)    (0.00)
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
    Total distributions.........     (0.89)    (0.84)    (1.38)      (1.45)      (0.83)      (1.11)      (0.84)    (0.80)
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
Net asset value, end of period..  $  11.76  $  10.32  $  10.88   $   13.61   $   11.25   $   10.91   $   11.20  $  11.17
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
Total investment return(d)......     23.00%     3.06%   (10.44)%      37.0%       11.1%        7.7%        8.3%      6.8%
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------

Ratios and supplemental data:
Net assets, end of period
  (in 000's)....................  $185,126  $188,165  $275,241   $ 287,870   $  83,849   $  55,967   $  44,545  $ 37,820
Ratio of net investment income
  to average net assets.........      8.09%     9.64%     6.74%        7.2%        7.6%        7.2%*       9.6%*      7.7%*
Ratio of expenses to average net
  assets:
  With expense reductions.......      1.38%     1.42%     1.40%        1.7%        1.8%        1.9%*       1.9%*      1.8%*
  Without expense reductions....      1.40%     1.45%       --%**        --%**        --%**        --%**        --%**       --%**
Ratio of interest expenses to
  average net assets............       N/A       N/A      0.10%        N/A         N/A         N/A         N/A       N/A
Portfolio turnover rate+++......       177%      238%      583%        310%        418%        630%        501%      385%


                                  MARCH 29, 1988
                                    (COMMENCE-
                                      MENT OF
                                  OPERATIONS) TO
                                    OCTOBER 31,
                                       1988
                                  ---------------
Per Share Operating Performance:
Net asset value, beginning of
  period........................    $  11.43
                                  ---------------
Income from investment
  operations:
  Net investment income.........        0.45*
  Net realized and unrealized
   gain (loss) on investments...       (0.24)
                                  ---------------
    Net increase (decrease) from
     investment operations......        0.21
                                  ---------------
Distributions:
  From net investment income....       (0.39)
  From net realized gain on
   investments..................       (0.00)
  In excess of net investment
   income.......................       (0.00)
  Return of capital.............       (0.00)
  From sources other than net
   investment income............       (0.00)
                                  ---------------
    Total distributions.........       (0.39)
                                  ---------------
Net asset value, end of period..    $  11.25
                                  ---------------
                                  ---------------
Total investment return(d)......         1.2%(a)
                                  ---------------
                                  ---------------
Ratios and supplemental data:
Net assets, end of period
  (in 000's)....................    $ 21,830
Ratio of net investment income
  to average net assets.........         7.2%*(e)
Ratio of expenses to average net
  assets:
  With expense reductions.......         1.7%*(e)
  Without expense reductions....          --%**
Ratio of interest expenses to
  average net assets............         N/A
Portfolio turnover rate+++......         340%(e)


------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.


+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and
    1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.

** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(a) Not annualized.

(b) Ratios are not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.


(e) Annualized.



N/A Not applicable.


                               Prospectus Page 9

                             GT GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND
                                  (CONTINUED)

                                                                                                 CLASS B++
                                                                                -------------------------------------------
                                                                                          YEAR ENDED OCTOBER 31,
                                                                                -------------------------------------------
                                                                                 1996    1995(C)    1994(C)       1993(c)
                                                                                -------  -------  -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period..........................................  $ 10.33  $ 10.88   $    13.60    $    11.24
                                                                                -------  -------  -----------   -----------
Income from investment operations:
  Net investment income.......................................................     0.82     0.91         0.73          0.89
  Net realized and unrealized gain (loss) on investments......................     1.44    (0.69)       (2.14)         2.85
                                                                                -------  -------  -----------   -----------
    Net increase (decrease) from investment operations........................     2.26     0.22        (1.41)         3.74
                                                                                -------  -------  -----------   -----------
Distributions:
  From net investment income..................................................    (0.75)   (0.73)       (0.72)        (0.89)
  From net realized gain on investments.......................................    (0.00)   (0.00)       (0.38)        (0.37)
  In excess of net investment income..........................................    (0.07)   (0.00)       (0.00)        (0.00)
  Return of capital...........................................................    (0.00)   (0.04)       (0.21)        (0.00)
  From sources other than net investment income...............................    (0.00)   (0.00)       (0.00)        (0.12)
                                                                                -------  -------  -----------   -----------
    Total distributions.......................................................    (0.82)   (0.77)       (1.31)        (1.38)
                                                                                -------  -------  -----------   -----------
Net asset value, end of period................................................  $ 11.77  $ 10.33   $    10.88    $    13.60
                                                                                -------  -------  -----------   -----------
                                                                                -------  -------  -----------   -----------
Total investment return(d)....................................................    22.15%    2.48%      (11.02)%        36.2%
                                                                                -------  -------  -----------   -----------
                                                                                -------  -------  -----------   -----------

Ratios and supplemental data:
Net assets, end of period (in 000's)..........................................  $338,178 $357,852  $  458,550    $  310,431
Ratio of net investment income to average net assets..........................     7.44%    8.99%        6.09%          6.5%
Ratio of expenses to average net assets:
  With expense reductions.....................................................     2.03%    2.07%        2.05%          2.4%
  Without expense reductions..................................................     2.05%    2.10%          --%**          --%**
Ratio of interest expenses to average net assets..............................      N/A      N/A         0.10%          N/A
Portfolio turnover rate+++....................................................      177%     238%         583%          310%


                                                                                OCTOBER 22,
                                                                                  1992 TO
                                                                                OCTOBER 31,
                                                                                   1992
                                                                                -----------
Per Share Operating Performance:
Net asset value, beginning of period..........................................    $ 11.36
                                                                                -----------
Income from investment operations:
  Net investment income.......................................................       0.01
  Net realized and unrealized gain (loss) on investments......................      (0.13)
                                                                                -----------
    Net increase (decrease) from investment operations........................      (0.12)
                                                                                -----------
Distributions:
  From net investment income..................................................      (0.00)
  From net realized gain on investments.......................................      (0.00)
  In excess of net investment income..........................................      (0.00)
  Return of capital...........................................................      (0.00)
  From sources other than net investment income...............................      (0.00)
                                                                                -----------
    Total distributions.......................................................      (0.00)
                                                                                -----------
Net asset value, end of period................................................    $ 11.24
                                                                                -----------
                                                                                -----------
Total investment return(d)....................................................       (1.1)%(a)
                                                                                -----------
                                                                                -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)..........................................    $   533
Ratio of net investment income to average net assets..........................        N/A(b)
Ratio of expenses to average net assets:
  With expense reductions.....................................................        N/A(b)
  Without expense reductions..................................................         --%**
Ratio of interest expenses to average net assets..............................        N/A
Portfolio turnover rate+++....................................................        418%


------------------


++  Commencing October 22, 1992, the Fund began offering Class B shares.


+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Manager of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and
    1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.

** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(a) Not annualized.

(b) Ratios are not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.


(e) Annualized.



N/A Not applicable.


                               Prospectus Page 10

                             GT GLOBAL INCOME FUNDS

                                HIGH INCOME FUND


                                                                                                    CLASS A
                                                                            --------------------------------------------------------
                                                                                                                    OCTOBER 22, 1992
                                                                                                                     (COMMENCEMENT
                                                                                    YEAR ENDED OCTOBER 31,           OF OPERATIONS)
                                                                            --------------------------------------   TO OCTOBER 31,
                                                                              1996      1995    1994 (c)  1993 (c)        1992
                                                                            --------  --------  --------  --------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period......................................  $  11.70  $  12.56  $  14.92  $  11.43       $11.43
                                                                            --------  --------  --------  --------      -------
Income from investment operations:
  Net investment income...................................................      1.27      1.35      0.94      0.78         0.00
  Net realized and unrealized gain (loss) on investments..................      3.09     (1.09)    (1.87)     3.92         0.00
                                                                            --------  --------  --------  --------      -------
    Net increase (decrease) from investment operations....................      4.36      0.26     (0.93)     4.70         0.00
                                                                            --------  --------  --------  --------      -------
Distributions:
  From net investment income..............................................     (1.11)    (1.03)    (0.94)    (0.78)       (0.00)
  From net realized gain on investments...................................     (0.10)    (0.03)    (0.27)    (0.00)       (0.00)
  In excess of net realized gain on investments...........................     (0.00)    (0.00)    (0.22)    (0.00)       (0.00)
  From sources other than net investment income...........................     (0.00)    (0.00)    (0.00)    (0.43)       (0.00)
  Return of capital.......................................................     (0.00)    (0.06)    (0.00)    (0.00)       (0.00)
                                                                            --------  --------  --------  --------      -------
    Total distributions...................................................     (1.21)    (1.12)    (1.43)    (1.21)       (0.00)
                                                                            --------  --------  --------  --------      -------
Net asset value, end of period............................................  $  14.85  $  11.70  $  12.56  $  14.92       $11.43
                                                                            --------  --------  --------  --------      -------
                                                                            --------  --------  --------  --------      -------
Total investment return(e)................................................     39.05%     2.81%    (6.45)%     43.6%         0.0%(b)
                                                                            --------  --------  --------  --------      -------
                                                                            --------  --------  --------  --------      -------

Ratios and supplemental data:
Net assets, end of period (in 000's)......................................  $178,318  $142,002  $167,974  $143,171       $  207
Ratio of net investment income (loss) to average net assets...............      9.52%    11.85%     7.00%      6.4%         N/A(d)
Ratio of expenses to average net assets...................................      1.69%     1.75%     1.57%      2.2%         N/A(d)
Ratio of interest expense to average net assets...........................      0.04%      N/A      0.22%      N/A          N/A
Portfolio turnover rate (f)...............................................       290%       --%       --%       --%          --%


------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon weighted average shares during the year.

(d) Ratios are not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.


(f) The Fund invests only in the Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio.



N/A Not applicable.


                               Prospectus Page 11

                             GT GLOBAL INCOME FUNDS

                                HIGH INCOME FUND
                                  (CONTINUED)


                                                                                                    CLASS B
                                                                            --------------------------------------------------------
                                                                                                                    OCTOBER 22, 1992
                                                                                                                     (COMMENCEMENT
                                                                                    YEAR ENDED OCTOBER 31,           OF OPERATIONS)
                                                                            --------------------------------------   TO OCTOBER 31,
                                                                              1996      1995    1994 (c)  1993 (c)        1992
                                                                            --------  --------  --------  --------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period......................................  $  11.69  $  12.56  $  14.90  $  11.43       $11.43
                                                                            --------  --------  --------  --------      -------
Income from investment operations:
  Net investment income...................................................      1.17      1.27      0.86      0.70         0.00
  Net realized and unrealized gain (loss) on investments..................      3.09     (1.09)    (1.85)     3.90         0.00
                                                                            --------  --------  --------  --------      -------
    Net increase (decrease) from investment operations....................      4.26      0.18     (0.99)     4.60         0.00
                                                                            --------  --------  --------  --------      -------
Distributions:
  From net investment income..............................................     (1.03)    (0.96)    (0.86)    (0.70)       (0.00)
  From net realized gain on investments...................................     (0.09)    (0.03)    (0.27)    (0.00)       (0.00)
  In excess of net realized gain on investments...........................     (0.00)    (0.00)    (0.22)    (0.00)       (0.00)
  From sources other than net investment income...........................     (0.00)    (0.00)    (0.00)    (0.43)       (0.00)
  Return of capital.......................................................     (0.00)    (0.06)    (0.00)    (0.00)       (0.00)
                                                                            --------  --------  --------  --------      -------
    Total distributions...................................................     (1.12)    (1.05)    (1.35)    (1.13)       (0.00)
                                                                            --------  --------  --------  --------      -------
Net asset value, end of period............................................  $  14.83  $  11.69  $  12.56  $  14.90       $11.43
                                                                            --------  --------  --------  --------      -------
                                                                            --------  --------  --------  --------      -------
Total investment return(e)................................................     38.16%     2.07%    (6.99)%     42.6%         0.0%(b)
                                                                            --------  --------  --------  --------      -------
                                                                            --------  --------  --------  --------      -------

Ratios and supplemental data:
Net assets, end of period (in 000's)......................................  $251,002  $214,897  $232,423  $127,035       $   53
Ratio of net investment income (loss) to average net assets...............      8.87%    11.20%     6.35%      5.8%         N/A(d)
Ratio of expenses to average net assets...................................      2.34%     2.40%     2.22%      2.8%         N/A(d)
Ratio of interest expense to average net assets...........................      0.04%      N/A      0.22%      N/A          N/A
Portfolio turnover rate (f)...............................................       290%       --%       --%       --%          --%


------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon weighted average shares during the year.

(d) Ratios are not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.


(f) The Fund invests only in the Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio.



N/A Not applicable.


                               Prospectus Page 12

                             GT GLOBAL INCOME FUNDS

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------


DIFFERENCES BETWEEN THE CLASSES. The primary difference between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.


CLASS A SHARES. Class A shares of each Fund are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.

CLASS B SHARES. Class B shares of each Fund are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in that Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of Class B shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of each Fund will cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the Fund.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class of shares of a Fund to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on a Fund's Class B shares will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.35% service and distribution fees on that Fund's Class A shares. For example, if net asset value remains constant, the Class B shares' service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately seven years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated service and distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.

REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for

                               Prospectus Page 13

                             GT GLOBAL INCOME FUNDS
certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in a Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of a Fund.

See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for the Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Calculation of Net Asset Value" for other differences between these two classes.


ADVISOR CLASS SHARES. Advisor Class shares may be offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

GOVERNMENT INCOME FUND
The Government Income Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.

At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."


The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P"), or, if not rated, determined to be of comparable quality by the Manager. A description of Moody's and S&P ratings is included in the Appendix to this Prospectus.


The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Manager to be fully exchangable into U.S. dollars (or a multinational currency unit) without legal restriction.

                               Prospectus Page 14

                             GT GLOBAL INCOME FUNDS

The Fund may also invest up to 35% of its total assets in: (1) foreign government securities that are not high quality but are rated at least "investment grade," i.e., rated within the four highest ratings categories of Moody's or S&P or, if not rated, determined by the Manager to be of comparable quality; (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; and (3) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities.

STRATEGIC INCOME FUND
The Strategic Income Fund primarily seeks high current income and secondarily seeks capital appreciation.


The Fund invests in debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets. The Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments. The Fund normally invests at least 50% of its net assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade by Moody's or S&P or, if not rated, determined by the Manager to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Fund may also invest in securities that are in default as to payment of principal and/or interest.



The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The Manager may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. The Fund also may invest in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation.


HIGH INCOME FUND
The High Income Fund primarily seeks high current income, and secondarily seeks capital appreciation. The Fund seeks its objectives by investing all of its investable assets in the Portfolio, which in turn seeks the same objectives as the Fund by normally investing at least 65% of its total assets in debt securities of issuers in emerging markets.

The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.

The Portfolio may also invest up to 35% of its total assets in (1) equity securities of issuers in emerging markets included in the list below under the caption "Emerging Markets"; (2) equity and debt securities of issuers in developed countries, including the United States; (3) securities of issuers in emerging markets not included in the emerging markets list, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and
(4) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, the Manager will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.

Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are

                               Prospectus Page 15

                             GT GLOBAL INCOME FUNDS
not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on the Manager's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.


OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, investors should be aware that the High Income Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio. The High Income Fund may redeem its investment from the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objectives, policies or limitations that is not approved by the Board or the shareholders of the High Income Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment advisor to manage the Fund's assets in accordance with the investment objectives, policies and limitations discussed herein with respect to the Portfolio.


In addition to selling its interests to the Fund, the Portfolio may sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns from investors in another investment company which invests exclusively in the Portfolio. As of the date of this Prospectus, the High Income Fund is the only institutional investor in the Portfolio.

Investors in the Fund should be aware that the Funds' investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio. A change in the Portfolio's fundamental objectives, policies and restrictions, which is not approved by the shareholders of the Fund, could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund.

                                GENERAL POLICIES


TEMPORARY DEFENSIVE STRATEGIES. The Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of their respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Government Income Fund's, the Strategic Income Fund's or the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Funds or the Portfolio employ a temporary defensive strategy, they will not be invested so as to achieve directly their investment objectives.


                               Prospectus Page 16

                             GT GLOBAL INCOME FUNDS
In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Government Income Fund, the Strategic Income Fund and the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments.

EMERGING MARKET SECURITIES. The Strategic Income Fund and the Portfolio consider "emerging markets" to consist of all countries determined by the Manager to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Strategic Income Fund and the Portfolio will consider investment in the following emerging markets:


  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast    Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe


The Strategic Income Fund and the Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.


ASSET ALLOCATION. The Government Income Fund, the Strategic Income Fund and the Portfolio each invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Funds are designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).


The Manager allocates the assets of the Government Income Fund, the Strategic Income Fund and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and, in the case of the Government Income Fund, secondarily for capital appreciation and protection of principal). In so doing, the Manager intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Government Income Fund, the Strategic Income Fund and the Portfolio. Securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio may be invested in without limitation as to maturity.

The Manager selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of

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interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.

The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Manager may seek to protect a Fund against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."


According to the Manager, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Manager believes that the Government Income Fund's and the Strategic Income Fund's policy of investing in debt securities throughout the world and the Portfolio's policy of investing in debt securities of issuers in emerging markets may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Funds and the Portfolio that invest solely in debt securities of U.S. issuers.



BRADY BONDS. The Strategic Income Fund and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of, among others, Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Strategic Income Fund and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.


The Strategic Income Fund and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's and the Portfolio's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund and/or the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Fund and/or the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund and/or the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund and/or the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund and/or the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.

In the event of the insolvency of the Lender selling a Participation, the Fund and/or the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund and/or the Portfolio will acquire Participations only if the Lender interpositioned between the Fund and/or the Portfolio and the borrower is determined by the Manager to be creditworthy. When the Fund and/or the Portfolio purchases Assignments from Lenders, the Fund and/or the Portfolio will acquire direct

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rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund and/or the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and the Portfolio will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Fund or the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or the Portfolio may incur a loss. The Government Income Fund may invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.


The Strategic Income Fund and the Portfolio may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Fund or the Portfolio is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Fund or Portfolio would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Fund or Portfolio can receive if the "when, as and if issued" security is in fact issued.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Government Income Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Government Income Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Government Income Fund will not borrow for investment purposes, nor will the Fund purchase securities while borrowings are outstanding.

Both the Strategic Income Fund and the Portfolio are authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund and the Portfolio will borrow for investment purposes only when the Manager believes that such borrowings will benefit the Fund or the Portfolio, respectively, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.

Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund and the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund or the Portfolio. Although the principal amount of such borrowings will be fixed, the Fund's and the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund or the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund or the Portfolio will have to pay, the Fund's or the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the

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assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund or the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Strategic Income Fund and the Portfolio each expects that some of its borrowings may be made on a secured basis.

In addition to the foregoing borrowings, the Strategic Income Fund and the Portfolio each may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Strategic Income Fund or the Portfolio for any purpose does not exceed 33 1/3% of its total assets.

The Funds and the Portfolio may also enter into reverse repurchase agreements with a bank or recognized securities dealer, although the Strategic Income Fund currently has no intention of doing so with respect to more than 5% of its total assets. Under a reverse repurchase agreement, the Funds or the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time a Fund or the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund or the Portfolio may decline below the price of the securities a Fund or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's or the Portfolio's obligation to repurchase the securities, and a Fund's or the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The Strategic Income Fund and the Portfolio also may enter into "dollar rolls," in which the Fund or the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund or the Portfolio would forego principal and interest paid on such securities. The Fund or the Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Strategic Income Fund's or the Portfolio's assets for purposes of calculating compliance with the Fund's or the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.


SECURITIES LENDING. The Government Income Fund, the Strategic Income Fund and the Portfolio may lend their respective portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset the Fund's custody fees. At all times a loan is outstanding, each Fund and the Portfolio requires the borrower to maintain with the Fund's or the Portfolio's custodian, collateral consisting of cash, U.S. government securities, or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund and the Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.


ZERO COUPON SECURITIES. The Strategic Income Fund and the Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the investing Fund's or Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see

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"Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). These distributions must be made from the Fund's (or, in the case of the High Income Fund, its, or its share of, the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund or the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.


SYNTHETIC SECURITY POSITIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."

For example, in order to establish a synthetic security position for a Fund or the Portfolio that is comparable to owning a Japanese government bond, the Manager might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.

The Manager might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's or the Portfolio's investment position, or the Manager might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

The Manager would create synthetic security positions for a Fund or the Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Manager believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, a Fund or the Portfolio will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Funds' or Portfolio's investment. The Strategic Income Fund and the Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other similar instruments. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into such instruments up to the full value of their portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


To attempt to hedge against adverse movements in exchange rates between currencies, the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts

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may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the respective Fund's or the Portfolio's portfolio positions. Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

In addition, each Fund and the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or the Portfolio or that the Manager intends to include in the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

Further, the Funds and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or the Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.


SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Fund and the Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund or the Portfolio anticipates purchasing at a later date. The Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund or the Portfolio may be obligated to pay.


Interest rate swaps involve the exchange by the Fund or the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

INDEXED COMMERCIAL PAPER. The Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund and the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund and the Portfolio will not purchase such commercial paper for speculation.

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OTHER INDEXED SECURITIES. The Government Income Fund, Strategic Income Fund and the Portfolio may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. Each Fund and Portfolio may invest in such securities to the extent consistent with its investment objectives.



OTHER INFORMATION. Each Fund's investment objectives may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Each Fund's other investment policies described herein and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval.


The approval of the High Income Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the High Income Fund thirty days prior to any changes in the Portfolio's investment objectives.

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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or the Portfolio will achieve its investment objectives. The Funds' net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Government Income Fund, the Strategic Income Fund or the Portfolio are subject to greater interest rate risk.


Each Fund and the Portfolio is classified under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" fund. As a result, the Government Income Fund, the Strategic Income Fund and the Portfolio each will be able to invest in a fewer number of issuers than if it were classified under the Investment Company Act of 1940 (the "1940 Act") as a "diversified" fund. To the extent that a Fund or the Portfolio invests in a smaller number of issuers, the value of each Fund's shares may fluctuate more widely and the Funds and the Portfolio may be subject to greater investment and credit risk with respect to their portfolios.


FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Government Income and Strategic Income Funds' and the Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income. With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Government Income Fund, the Strategic Income Fund and the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Government Income Fund, the Strategic Income Fund and the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

CURRENCY RISK. Since the Government Income Fund, the Strategic Income Fund and the Portfolio normally invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

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In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Strategic Income Fund and the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Strategic Income Fund or the Portfolio could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Strategic Income Fund or the Portfolio to make intended securities purchases due to settlement problems could cause the Strategic Income Fund or the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Strategic Income Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Strategic Income Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Strategic Income Fund's or the Portfolio's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Strategic Income Fund or the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Strategic Income Fund's or the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Strategic Income Fund or the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund and the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's and

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                             GT GLOBAL INCOME FUNDS
the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's and/or the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund and/or the Portfolio to assign a value to those securities for purposes of valuing the Fund's or the Portfolio's portfolio and calculating its net asset value.

SOVEREIGN DEBT. The Strategic Income Fund and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's or the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Manager intends to manage the Strategic Income Fund and the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund or the Portfolio to suffer a loss of interest or principal on any of its holdings.

In recent years, some of the emerging market countries in which the Strategic Income Fund and the Portfolio expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities

                               Prospectus Page 26

                             GT GLOBAL INCOME FUNDS
could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Strategic Income Fund and the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Strategic Income Fund and the Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors.


LOWER QUALITY DEBT SECURITIES. Under normal market conditions the Strategic Income Fund may invest up to 50% of its total assets in debt securities rated below investment grade, and up to 100% of the Portfolio's total assets will be so invested. Such investments involve a high degree of risk.


Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, the Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/ or interest.


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Appendix A" for a discussion of Moody's and S&P's ratings.


The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Strategic Income Fund or the Portfolio. If an issuer exercises these provisions in a

                               Prospectus Page 27

                             GT GLOBAL INCOME FUNDS
declining interest rate market, the Strategic Income Fund or the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact net asset value of the Strategic Income Fund and the High Income Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Strategic Income Fund and the Portfolio each also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.


As of October 31, 1996, the Strategic Income Fund and the Portfolio had 78.8% and 58.7%, respectively, of their total net assets in debt securities that received a rating from Moody's and 19.6% and 39.7%, respectively, of their total net assets in debt securities that were not so rated. In addition, the Strategic Income Fund and the Portfolio had 1.6% and 1.6%, respectively, of their total net assets in cash and net receivables. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa -- 36.6%, Aa -- 15.6%, A -- 1.0%, Baa -- 1.5%, Ba -- 11.5%, B -- 12.6%, Caa --
0%, Ca -- 0%, C -- 0%. Included under the unrated category are securities composing 26.2% of the Strategic Income Fund's total net assets which, while unrated, have been determined by the Manager to be of comparable quality to securities in the following rating categories: Baa -- 0%; Ba -- 10%; and B -- 9.6%. The Portfolio had the following percentages of its total net assets invested in rated securities: Aaa -- 2.7%, Aa -- .7%, A -- 3.6%, Baa -- 3.0%, Ba -- 20.2%, B -- 28.5%, Caa -- 0%, Ca -- 0%, C -- 0%. Included under the unrated category are securities composing 39.7% of the Portfolio's total net assets which have been determined by the Manager to be of comparable quality to securities in the following rating categories: Baa -- 1.3%; Ba -- 18.0%; and B -- 20.4%. It should be noted that the allocation of the investments of the Strategic Income Fund and the Portfolio by rating on any given date will vary and should not be considered representative of the future portfolio composition of the Strategic Income Fund or the Portfolio.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Fund and the Portfolio is authorized to enter into options, futures and forward currency transactions, the Funds and the Portfolio might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;


                               Prospectus Page 28

                             GT GLOBAL INCOME FUNDS

(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Fund or Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out of certain options, futures contracts, forward currency contracts and/or foreign currency positions in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



ILLIQUID SECURITIES. The Government Income Fund may invest up to 10% of its total assets, and the Strategic Income Fund and the Portfolio up to 15% of their net assets, in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


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                                 HOW TO INVEST


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GENERAL. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Code Section 403(b)(7) and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly or quarterly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code
Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it

                               Prospectus Page 29

                             GT GLOBAL INCOME FUNDS
will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."

Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.


PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Fund's distributor by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.



Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Funds. The investor is responsible for providing prior telephone or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.



CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                           PURCHASING CLASS A SHARES

Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule.


                  SALES CHARGE AS PERCENTAGE OF
AMOUNT OF                                               DEALER
PURCHASE          ------------------------------    REALLOWANCE AS
AT THE PUBLIC       OFFERING           NET         PERCENTAGE OF THE
OFFERING PRICE        PRICE        INVESTMENT       OFFERING PRICE
----------------  -------------  ---------------  -------------------
Less than
  $50,000.......          4.75%           4.99%              4.25%
$50,000 but less
  than
  $100,000......          4.00%           4.17%              3.50%
$100,000 but
  less than
  $250,000......          3.00%           3.09%              2.75%
$250,000 but
  less than
  $500,000......          2.00%           2.04%              1.75%
$500,000 or
  more..........          0.00%           0.00%              *

------------------
* GT Global will pay the following commissions to broker/ dealers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker/dealer on behalf of a single client so that the broker/dealer's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.



All shares purchased without a sales charge based on the purchase equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. See "Contingent Deferred Sales Charge -- Class A Shares."


                               Prospectus Page 30

                             GT GLOBAL INCOME FUNDS

From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge on Class A shares or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended. Commissions also may be paid to broker/ dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."

The following purchases may be aggregated for purposes of determining the "Amount of Purchase":


(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21, including purchases in connection with an employee benefit plan or plans exclusively for the benefit of such individual(s), such as an IRA, individual plans under Code Section 403(b) or a self-employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s).


(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above; and

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:


(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations that have at least 100 but less than 1,000 employees, and trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations with collective retirement plan assets of $500,000 or more and have less than 100 employees, and purchases of at least $500,000 by trustees or other fiduciaries of employee benefit plans with collective retirement plan assets of $100 million or more.



(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager and/or administrator; employees or retired employees of the companies composing Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.


(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.

                               Prospectus Page 31

                             GT GLOBAL INCOME FUNDS

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.


(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.



(xiii) An investor purchasing shares of a Fund with redemption proceeds from a registered management investment company that is not one of the GT Global Mutual Funds, on which the investor was subject to a front-end sales charge or a contingent deferred sales charge.



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes."


REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of the other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUND (OTHER THAN GT GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Funds and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more, can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification

                               Prospectus Page 32

                             GT GLOBAL INCOME FUNDS
for such treatment. THE FOREGOING LOI WILL APPLY ONLY TO CLASS A SHARES OF THE FUNDS AND SHARES OF ANY GT GLOBAL MUTUAL FUND THAT OFFERS A SINGLE CLASS OF SHARES (OTHER THAN GT GLOBAL DOLLAR FUND).

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without a sales charge. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than one year after their purchase. Such shares purchased without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global. The waivers set forth under "Contingent Deferred Sales Charge Waivers" apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed.

                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below.

                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                 REDEMPTION OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%


In determining whether a contingent deferred sales charge is applicable, it will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and distributions; then of shares purchased seven years or more prior to the redemption; and finally, of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange, the length of the holding period will be measured from the date of original purchase.



For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


                               Prospectus Page 33

                             GT GLOBAL INCOME FUNDS

For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                              CONTINGENT DEFERRED
                              SALES CHARGE WAIVERS


The contingent deferred sales charge will be waived for: (1) exchanges, as described below; (2) redemptions in connection with each Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption; (8) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of asset) and the proceeds of which are reinvested in GT Global Mutual Funds; (10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


                             PROGRAMS APPLICABLE TO
                       CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from a Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.


                               Prospectus Page 34

                             GT GLOBAL INCOME FUNDS


A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Dollar Cost Averaging Program, investors should complete the Dollar Cost Averaging Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.


Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent and Dollar Cost Averaging programs. Certain broker/dealers may charge a fee for establishing accounts relating to the Program. To participate in the Portfolio Rebalancing Program, investors should complete the Portfolio Rebalancing Program Application at the end of this Prospectus. Investors should contact their broker/dealers or GT Global for more information.


                               Prospectus Page 35

                             GT GLOBAL INCOME FUNDS


                             HOW TO MAKE EXCHANGES


--------------------------------------------------------------------------------

Shares of each Fund may be exchanged for shares of the same class of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes." In addition to the Funds, the GT Global Mutual Funds currently include:

   -- GT GLOBAL WORLDWIDE GROWTH FUND
   -- GT GLOBAL INTERNATIONAL GROWTH FUND
   -- GT GLOBAL EMERGING MARKETS FUND
   -- GT GLOBAL HEALTH CARE FUND
   -- GT GLOBAL TELECOMMUNICATIONS FUND
   -- GT GLOBAL FINANCIAL SERVICES FUND
   -- GT GLOBAL INFRASTRUCTURE FUND
   -- GT GLOBAL NATURAL RESOURCES FUND
   -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
   -- GT GLOBAL NEW PACIFIC GROWTH FUND
   -- GT GLOBAL EUROPE GROWTH FUND
   -- GT GLOBAL LATIN AMERICA GROWTH FUND
   -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
   -- GT GLOBAL AMERICA MID CAP GROWTH FUND
   -- GT GLOBAL AMERICA VALUE FUND
   -- GT GLOBAL JAPAN GROWTH FUND
   -- GT GLOBAL GROWTH & INCOME FUND
   -- GT GLOBAL DOLLAR FUND


Up to four exchanges each year per Fund may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If a shareholder does not surrender all of his or her shares in an exchange, the remaining balance in the shareholder's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


An investor interested in making an exchange should contact his broker/dealer or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her broker/dealer or to the Transfer Agent by telephone at the appropriate toll free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited.



Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, the Funds and GT Global reserve the right to reject any purchase order.


                               Prospectus Page 36

                             GT GLOBAL INCOME FUNDS


                              HOW TO REDEEM SHARES


--------------------------------------------------------------------------------

Shares of each Fund may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns both Class A and Class B shares of a Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.


REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers that sell shares of a Fund may submit redemption requests to such broker/dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Broker/ dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the net asset value next determined after the broker/dealer receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/Dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.


REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning a Fund's signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.


REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

                               Prospectus Page 37

                             GT GLOBAL INCOME FUNDS


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.



SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/ dealers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


CHECKWRITING -- GOVERNMENT INCOME FUND -- CLASS A SHARES. Class A shareholders of Government Income Fund may redeem their Government Income Fund shares by writing checks, a supply of which may be obtained through the Transfer Agent, against their Government Income Fund accounts. The minimum check amount is $300. When the check is presented to the Transfer Agent for payment, the Transfer Agent will cause the Government Income Fund to redeem a sufficient number of Class A shares to cover the amount of the check. This procedure enables the shareholder to continue receiving dividends on those shares until such time as the check is presented to the Transfer Agent for payment. Cancelled checks are not returned. However, such shareholders may obtain photocopies of their cancelled checks upon request. If a shareholder does not own sufficient Class A shares to cover a check, the check will be returned to the payee marked "nonsufficient funds." Checks written in amounts less than $300 also will be returned. The Government Income Fund and the Transfer Agent reserve the right to terminate or modify the checkwriting service at any time or to impose a service charge in connection with it.

Because the aggregate amount of Government Income Fund Class A shares owned by a shareholder is likely to change each day, shareholders should not attempt to redeem all of their Government Income Fund shares held in their accounts by using the check redemption procedure. Charges may be imposed for specially imprinted checks, business checks, copies of cancelled checks, stop payment orders, checks returned "nonsufficient funds" and checks returned because they are written for less than $300. These charges will be paid by redeeming automatically an appropriate number of Government Income Fund Class A shares.

Shareholders of Government Income Fund Class A shares who are interested in checkwriting should obtain the necessary forms by calling the Transfer Agent at the number provided in the Shareholder Account Manual. Checkwriting generally is not available to persons who hold Government Income Fund Class A shares in tax-deferred retirement plan accounts.

                               Prospectus Page 38

                             GT GLOBAL INCOME FUNDS

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his broker/dealer or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone, or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).


For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus.


                               Prospectus Page 39

                             GT GLOBAL INCOME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their brokers. Shareholders also may place such orders directly through the Transfer Agent in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions, and Federal Income Taxation -- Taxes" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.

                               Prospectus Page 40

                             GT GLOBAL INCOME FUNDS


                         CALCULATION OF NET ASSET VALUE


--------------------------------------------------------------------------------


The Funds calculate net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m., Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the High Income Fund, is the value of its proportionate share of the total assets of the Portfolio) subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Long-term debt obligations held by a Fund or the Portfolio are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations. Equity securities are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. When market quotations for futures and options positions held by a Fund or the Portfolio are readily available, those positions are valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's or the Portfolio's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC dealer markets that may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.


The different service and distribution fees borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of the classes of a Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential between the classes.


--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund declares and pays monthly dividends from its net investment income, if any, which includes accrued interest, earned discount (including both original issue and market discounts) and dividends less applicable expenses. Each Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over


                               Prospectus Page 41

                             GT GLOBAL INCOME FUNDS
net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. The Portfolio expects that it also will not be liable for any federal income tax.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.


Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see

                               Prospectus Page 42

                             GT GLOBAL INCOME FUNDS
"How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of that Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

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                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolio, respectively, and have approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds and the Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of each of the Funds and the Trustees of the Portfolio.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Government Income Fund's, the Strategic Income Fund's and the Portfolio's investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Government Income Fund, the Strategic Income Fund and the Portfolio and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administration services to the Funds and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Government Income Fund's, the Strategic Income Fund's and the Portfolio's operation.

The Government Income Fund and the Strategic Income Fund each pays the Manager administration fees computed daily and payable monthly, based on their respective average daily net assets, for such services at the annualized rate of
 .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, directly to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to the Manager. The Portfolio pays such fees, based on the average daily net assets of the Portfolio, directly to the Manager at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on

                               Prospectus Page 43

                             GT GLOBAL INCOME FUNDS

the next $1 billion and .40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These rates are higher than those paid by most mutual funds. Each Fund pays all expenses not assumed by the Manager, GT Global or any other agents. The Manager and GT Global have undertaken to limit the expenses of the Class A and Class B shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.85% and 2.50% of the average daily net assets of such Funds' Class A and Class B shares, respectively. The Manager and GT Global have undertaken to limit the expenses of the Class A and Class B shares of the High Income Fund (and such Fund's pro-rata portion of the Portfolio's expenses) to the maximum annual level of 2.20% and 2.85% of the average daily net assets of such Fund's Class A and Class B shares, respectively. This undertaking may be changed or eliminated in the future.


The Manager also serves as each Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.


The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of December 31, 1996, the Manager and its worldwide asset management affiliates manage approximately $62 billion. In the United States, as of December 31, 1996, the Manager manages or administers approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $84 billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc., and the resulting entity was named Chancellor LGT Capital Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.


In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

                               Prospectus Page 44

                             GT GLOBAL INCOME FUNDS

The investment professionals primarily responsible for the portfolio management of the Government Income Fund, the Strategic Income Fund and the Portfolio are as follows:

                             GOVERNMENT INCOME FUND

                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    LAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Cheng-Hock Lau            Portfolio Manager since   Portfolio Manager for the Manager since 1996. Mr. Lau has been Chief
 New York                  1996                      Investment Officer for Developed Market Debt for the Manager since
                                                     November 1996, and was a Senior Portfolio Manager for
                                                     global/international fixed income for the Manager from July 1995 to
                                                     November 1996. Prior to October 31, 1996, Mr. Lau was an employee of Chancellor Capital. Prior thereto, Mr. Lau was a Senior Vice
                                                     President and Senior Portfolio Manager for Fiduciary Trust Company
                                                     International from 1993 to 1995, and Vice President at Bankers
                                                     Trust Company from 1991 to 1993.

Simon Nocera              Portfolio Manager since   Chief Investment Officer for Emerging Market Debt for the Manager
 San Francisco             1996                      since January 1996. Mr. Nocera has been a Portfolio Manager and
                                                     Economist for the Manager since 1992. From 1991 to 1992, Mr. Nocera was Senior Vice President and Director for Global Fixed Income
                                                     Research at the Putnam Companies.

Robert F. Allen           Portfolio Manager since   Portfolio Manager for the Manager since 1989.
 San Francisco             1989

                                                 STRATEGIC INCOME FUND


                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    LAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Simon Nocera              Portfolio Manager since   Chief Investment Officer for Emerging Market Debt for the Manager
 San Francisco             1992                      since January 1996. Mr. Nocera has been a Portfolio Manager and
                                                     Economist for the Manager since 1992. From 1991 to 1992, Mr. Nocera was Senior Vice President and Director for Global Fixed Income
                                                     Research at the Putnam Companies.

Cheng-Hock Lau            Portfolio Manager since   Portfolio Manager for the Manager since 1996. Mr. Lau has been Chief
 New York                  1996                      Investment Officer for Developed Market Debt for the Manager since
                                                     November 1996, and was a Senior Portfolio Manager for
                                                     global/international fixed income for the Manager from July 1995 to
                                                     November 1996. Prior to October 31, 1996, Mr. Lau was an employee of Chancellor Capital. Prior thereto, Mr. Lau was a Senior Vice
                                                     President and Senior Portfolio Manager for Fiduciary Trust Company
                                                     International from 1993 to 1995, and Vice President at Bankers
                                                     Trust Company from 1991 to 1993.

                                                 HIGH INCOME PORTFOLIO

                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  LAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Simon Nocera              Portfolio Manager since   Chief Investment Officer for Emerging Market Debt for the Manager
 San Francisco             Portfolio inception in    since January 1996. Mr. Nocera has been a Portfolio Manager and
                           1992                      Economist for the Manager since 1992. From 1991 to 1992, Mr. Nocera was Senior Vice President and Director for Global Fixed Income
                                                     Research at the Putnam Companies.


                               Prospectus Page 45

                             GT GLOBAL INCOME FUNDS


Prior to October 31, 1996, Mr. Lau was an employee of Chancellor Capital.



In placing orders for the Government Income Fund's, Strategic Income Fund's and the Portfolio's securities transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolio will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.


DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Class A and Class B shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain investments in Class B shares.

GT Global, at its own expense, may provide additional promotional incentives to brokers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to each Fund's Class A shares ("Class A Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to each Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred by GT Global in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

GT Global's service and distribution expenses covered by the Plans include the payment of commissions; the cost of any additional compensation paid by GT Global to broker/dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to broker/dealers and interest

                               Prospectus Page 46

                             GT GLOBAL INCOME FUNDS
on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

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                               OTHER INFORMATION

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CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and a semiannual report, respectively. In addition, the federal income status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of the Company's funds will be voted in the aggregate on all other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.


Normally there will be no annual meeting of shareholders of the Company in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Strategic Income Fund and the High Income Fund; 100 million shares of each Fund have been classified as Class A and Class B shares, respectively. In addition, 500 million shares have been classified as shares of Government Income Fund; 200 million shares have each been classified as Class A and Class B shares, respectively. Moreover, 100 million shares have been classified as Advisor

                               Prospectus Page 47

                             GT GLOBAL INCOME FUNDS
Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of a Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of a Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.


ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a trust under the laws of the state of New York. The Portfolio's Declaration of Trust provides that the High Income Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, will each be liable for all obligations of the Portfolio. However, the Directors of the Company believe that the risk of the High Income Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations, and that neither the High Income Fund nor its shareholders will be exposed to a material risk of liability by reason of the High Income Fund's investing in the Portfolio. Any information received from the Portfolio in the Portfolio shareholder report will be provided to the High Income Fund's shareholders.


Whenever the High Income Fund is requested to vote on any proposal of the Portfolio, the High Income Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders. Investors should be aware that as of October 22, 1992, the investment objectives of the Strategic Income Fund were changed from long-term high capital appreciation, primarily and moderate income, secondarily, to primarily high current income and secondarily capital appreciation. In addition, the investment policies and limitations of the Strategic Income Fund were modified.


In such materials, each Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and other distributions.


In addition, in order to more completely represent each Fund's performance or more accurately compare such performance to other measures of investment return, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund also may refer in advertising and promotional materials to its yield, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments

                               Prospectus Page 48

                             GT GLOBAL INCOME FUNDS

for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes. Accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements. Yield is calculated separately for each class of shares of each Fund.


Each Fund's performance data will reflect past performance and will not necessarily be indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121
N. California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of each Fund's and the Portfolio's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company, the Funds and the Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and the Portfolio, assist in the preparation of each Fund's and the Portfolio's federal and state income tax returns and consult with the Company, each Fund and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 49

                             GT GLOBAL INCOME FUNDS

                                   APPENDIX A
                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.

        A   --  Upper-medium-grade  obligations.   Factors  giving  security  to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Medium-grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its

                               Prospectus Page 50

                             GT GLOBAL INCOME FUNDS
generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the

                               Prospectus Page 51

                             GT GLOBAL INCOME FUNDS
following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               Prospectus Page 52

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 53

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 54

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 55

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 56

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 P.O. Box 7345                                                                                                   ACCOUNT APPLICATION
 SAN FRANCISCO, CA 94120-7345
 800/223-2138

 / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.

 ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: --------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social  Security  Number  /  /  or  Tax  I.D.  Number  /  /  (Check  applicable  box)
  ------------------------------------    If  more than  one owner,  social security  number or  taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform  Gift/
  ------------------------------------    Transfer  to  Minors Act,  social  security number  of  the minor  must  be provided.
  Co-owner 2                              Resident of /  / U.S.   / / Other  (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / /Class B Shares (Not available for purchases of $500,000 or more or, except for investors participating in the Portfolio Rebalancing Program, for the GT Global Dollar Fund).
 If a class share box is not checked, your investment will be made in Class A shares.

                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA MID CAP GROWTH FUND  $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------

 AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

     OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

 -----------------------------------------------------------
 Date

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000 may be wired or mailed to a
 Transfer Agent of the GT Global Mutual Funds, to      Pre-Designated Account at your bank. (Wiring
 honor any telephone, telex or telegraphic             instructions may be obtained from your bank.) A
 instructions reasonably believed to be authentic      bank wire service fee may be charged.
 for redemption and/or exchange between a similar
 class of shares of any of the Funds distributed       --------------------------------------------------
 by GT Global, Inc.                                    Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS                 --------------------------------------------------
  / / I have completed and attached the                Bank Address
 Supplemental Application for:
  / / AUTOMATIC INVESTMENT PLAN                        --------------------------------------------------
 / / SYSTEMATIC WITHDRAWAL PLAN                        Bank A.B.A Number      Account Number
 OTHER
  / / I/We owned shares of one or more Funds           --------------------------------------------------
      distributed by GT Global, Inc. as of April       Names(s) in which Bank Account is Established
      30, 1987 and since that date continuously        A corporation (or partnership) must also submit a
      have owned shares of such Funds. Attached is     "Corporate Resolution" (or "Certificate of
      a schedule showing the numbers of each of        Partnership") indicating the names and titles of
      my/our Shareholder Accounts.                     Officers authorized to act on its behalf.

 RIGHT OF ACCUMULATION -- CLASS A SHARES

  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.

  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.

  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER GT GLOBAL MUTUAL FUND ACCOUNTS:


 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------
 Account Numbers                                       Account Registrations

 LETTER OF INTENT -- CLASS A SHARES

  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000

 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.

 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.


 ---------------------------------------------------------------------------------------------------------------------------------
 Investment Dealer Name
 ---------------------------------------------------------------------------------------------------------------------------------
 Main Office Address    Branch Number    Representative's Number    Representative's Name
                                                                (     )
-----------------------------------------------------------------------------------------------------------------------
 Branch Address                                                                  Telephone
 X
-----------------------------------------------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                         Title

[LOGO]
   GT GLOBAL MUTUAL FUNDS                                           SUPPLEMENTAL APPLICATION
 P.O. Box 7345                                                      SPECIAL INVESTMENT AND
 SAN FRANCISCO, CA 94120-7345                                       WITHDRAWAL OPTIONS
 800/223-2138

ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other  ------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------
NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.

--------------------------------------------------------------------------------

[LOGO]

GT GLOBAL MUTUAL FUNDS                      AUTOMATIC INVESTMENT PLAN

BANK AUTHORIZATION
-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name
X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date

                                     (OVER)

SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO

MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $ -----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.

AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange; (4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse

In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:

1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

            [LOGO]
               GT Global Mutual Funds   415 392 6181
                                                 Fifty California Street
                                                 27th Floor
                                                 SAN FRANCISCO, CA
                                                 94111-4624

                    GT GLOBAL DOLLAR COST AVERAGING PROGRAM

Between:      GT Global, Inc.
              General Distributor of
              The GT Global Mutual Funds
              Fifty California Street, 27th Floor
              San Francisco, California 94111
              415 392 6181; 800 824 1580

and:             Company -------------------------------------------------------------------
                Address --------------------------------------------------------------------
                   Phone   ----------------------------   Fax   ----------------------------

    You have entered into either a Dealer Agreement or a Bank and Bank-Affiliated Dealer Agreement (each an "Agreement") pursuant to which we agreed to sell to you Class A and Class B shares of the mutual funds that now or hereafter may be included in the GT Global Mutual Funds (collectively the "Funds"; individually a "Fund") or a Bank and Bank-Affiliated Dealer Agreement pursuant to which you agreed to sell such shares issued by the Funds as agent for your customers. This Supplement to the Agreement is for the purpose of establishing contractual terms between us with respect to the GT Global Dollar Cost Averaging Program ("Program"). All capitalized terms used in this Supplement and not otherwise defined shall have the same meanings assigned to them as in the Agreement. All terms of the Agreement shall remain in full force and effect unless specifically modified or suspended by the terms of this Supplement.

    1. You agree to make available to your customers the Program as described from time to time in the then current Prospectus of any Fund. We will provide you with reasonable amounts of literature and an account application covering the Program.

    2. A customer participating in the Program will designate the size of his or her monthly Funds' investment ("Monthly Amount") as well as the total amount he or she expects to invest over a 24-month period after participation in the Program begins ("Total Amount"). A sales charge will be applied to each automatic monthly purchase of Fund Class A shares in an amount determined in accordance with the Fund's Right of Accumulation privilege. We will pay you a commission if you are an agent, or we will pay you an agency commission if you are a bank or bank-affiliated dealer. This commission will be equal to the dealer compensation schedule that would be paid if the Total Amount the participating shareholder expects to invest in the 24 months under the Program were invested, instead, in the Fund at one time. You agree to pass through to your broker(s) or registered representative(s) a portion of this commission in accordance with your established compensation arrangement.

    3. If a customer discontinues participation in the Program or otherwise fails to invest the Total Amount as provided in the customer's Program agreement, and the selling representative is still employed by you, you agree to repay to us the portion of the commission applicable to any amount not invested by the customer. If the selling representative is not employed by you, you agree to repay us an amount equal to the portion of the commission paid that was retained by your firm.

    4. You acknowledge that all payments due to you under this Supplement are subject to the limitations contained in each Fund's Prospectus and may be varied or discontinued at any time.

    5. This Supplement shall be binding upon receipt by us in San Francisco, California, of a counterpart hereof duly accepted and signed by you.

    6. Either of us may cancel this Supplement at any time by written notice to the other, except that Section 3 shall still remain in effect.

    7. All communications to us should be sent to the address below. Any notice to you shall be duly given if mailed or telegraphed to you at the address specified by you on Page 1.

Accepted:

Company ----------------------------------     GT Global, Inc.

Address ------------------------------------   Fifty California Street, 27th Floor

Address ------------------------------------   San Francisco, California 94111

Phone -------------------------------------    415-392-6181; 800-824-1580

Fax ----------------------------------------   415-445-7566

By: ----------------------------------------   By: /s/ WILLIAM J. GUILFOYLE
    Signature                                  ----------------------------------------
                                               William J. Guilfoyle

   ----------------------------------------    Date: --------------------------------------
    Print Name & Date

DCALR702.085
May 1996

[LOGO]
   GT Global, Inc.
 P.O. Box 7345                                                                                                           DOLLAR COST
 SAN FRANCISCO, CA 94120-7345                                                                                  AVERAGING APPLICATION
 800 223 2138

 / / INDIVIDUAL  / / JOINT TENANT  / / CORPORATION  / / TRUST  / / UTMA/UGMA  / / OTHER
 1. ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / IRA ACCOUNT         / / ACCOUNT REVISION:
                                                                                          APPLICATION ATTACHED  (ACCOUNT NO.:
 ----------------)

 NOTE: Joint tenant registration will be as "joint tenants with rights of survivorship" unless otherwise specified. Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Transfers/Gifts to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's social security number).

                                                  / / / / / / - / / / / - / / / / / / / / OR / / / / - / / / / / / / / / / / / / /

 ---------------------------------------------------------------------------------------------------------------------------------
 Owner                                                                         Check appropriate box / / Social Security Number
 or / / Tax I.D. Number

 --------------------------------------   --------------------------------------------------------------------
 Co-owner 1
 --------------------------------------   --------------------------------------------------------------------
 Co-owner 2                               Home Telephone
 --------------------------------------   --------------------------------------------------------------------
 Street Address                           Business Telephone
 --------------------------------------   --------------------------------------------------------------------
 City, State, Zip Code                    Resident of     / / U.S. / / Specify Other

 2.  FUND SELECTION

     TOTAL INITIAL INVESTMENT $
 ----------------------------- ($10,000 MINIMUM).  The initial investment  will be made without imposition of any sales charge in the GT Global Dollar Fund. Method of payment / / check or / / bank wire. Make checks and bank wires payable to "GT Global." Do not send currency. Bank wires should be sent through the Federal Reserve Bank wire system to: Wells Fargo Bank, NA, ABA#121000248. ATTN: GT Global AC-4023-050701 (Stating Fund Name, Shareholder's Registered Name and Account Number)

     ALL GT GLOBAL MUTUAL FUNDS ISSUE TWO CLASSES OF SHARES. Class A shares are sold with an initial sales charge while Class B shares are sold without an initial sales charge but are subject to higher expense levels and to a contingent deferred sales charge payable on certain redemptions. Please read the prospectus of the applicable GT Global Mutual Fund carefully before you invest.

     MONTHLY TRANSFERS: Each month, GT Global Dollar Fund shares will be redeemed and either Class A or Class B shares of the designated GT Global Mutual Fund(s) will be purchased including the applicable sales charge, if any, in the amounts indicated below ($1,000 minimum aggregate per month):

     TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / CLASS A SHARES OR / / CLASS B SHARES

                            / / New Account              / / Existing Account #
                                    -------------------------------------------

  FUND NAME                                            MONTHLY         FUND NAME                                     MONTHLY
                                                       AMOUNT                                                        AMOUNT
  07 / / GT GLOBAL WORLDWIDE GROWTH FUND               $               03 / / GT GLOBAL EUROPE GROWTH FUND           $
                                                       ----------                                                    ----------
  05 / / GT GLOBAL INTERNATIONAL GROWTH FUND           $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
  16 / / GT GLOBAL EMERGING MARKETS FUND               $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
  22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND $               18 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
  17 / / GT GLOBAL FINANCIAL SERVICES FUND             $               18 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
  11 / / GT GLOBAL HEALTH CARE FUND                    $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
  19 / / GT GLOBAL INFRASTRUCTURE FUND                 $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
  21 / / GT GLOBAL NATURAL RESOURCES FUND              $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
  15 / / GT GLOBAL TELECOMMUNICATIONS FUND             $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
  02 / / GT GLOBAL NEW PACIFIC GROWTH FUND             $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
    CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
   All capital gains and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
    dividends in cash.
    SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
   Pay distributions noted above to another GT Global Mutual Fund: Fund Name --------------------------------------------

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

  We hereby submit this Dollar Cost Averaging Application for the purchase of Class A shares including shares purchased under Right of Accumulation or Letter of Intent, or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc., and the Prospectus and Statement of Additional Information for each Fund. We agree to notify GT Global, Inc., of any purchases properly made under a Letter of Intent or Right of Accumulation. Class B shares are not available for Right of Accumulation or Letter of Intent.


  --------------------------------------------------------------------------------------------------------------------------------
  Investment Dealer Name
--------------------------------------------------------------------------------------------------------------------------------
  Main Office Address    Branch Number    Representative's Name    Representative's Number
-----------------------------------------------------------------------------------------------------------------------
  Branch Address                                                                             Telephone

  -------------------------------------------------------------
  Investment Dealer's Authorized Signature and Title             GT Global Use:     DLR------------ BR ------------ Rep
                                                                 --------------------

IRA INSTRUCTIONS

To open an IRA Dollar Cost Averaging account:
  Read the GT Global IRA Disclosure Statement carefully.
  Complete both this Dollar Cost Averaging Application and the GT Global IRA Application. Shareholder is to sign both forms.
  Mail completed applications with a check to GT Global.
3.  AGREEMENT AND SIGNATURES
    I/We  authorize GT Global, Inc., to  transfer shares from my/our GT  Global Dollar Fund account, established hereby, to purchase shares in the other GT Global Mutual Fund(s) and the class indicated on the reverse side  of this  application. I/We understand that these transfers  will occur on the 15th day  of each month, or the prior business day, and will continue until the funds in my/our GT Global Dollar Fund account fall below the  transfer amount,  or until  I/we terminate the  Dollar Cost  Averaging Program in  writing. I/We  further understand that monthly purchases of  the Class A  shares of the  other GT Global  Mutual Fund(s) indicated  will be subject  to applicable  sales charges, and that the  Class B shares purchased may be  subject to a contingent deferred sales charge when redeemed, as described in the Prospectus of each Fund purchased.
    By the execution of  this Application(s) I/we represent  and warrant that I/we  have full right, power,  and authority and am/are of legal age in my/our state(s) of residence to make the investment applied for pursuant to this  Application. The person(s), if any, signing on behalf of the investors represent and warrant that they are duly authorized to sign this Application and to purchase, redeem, or exchange shares of the Fund(s) on behalf of the investor(s). I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S)
IN WHICH I/WE AM/ARE INVESTING.
    I/We and  my/our assigns  and successors  understand and  agree  that the  account will  be subject  to  the telephone  exchange and  telephone redemption  privilege described in  the current  Prospectus of  the GT Global
Mutual Fund(s) in which I/we am/are  investing and agree that GT Global,  Inc., G.T. Global Growth Series,  G.T.
Investment  Funds, Inc., G.T. Investment Portfolios, Inc., and  the Funds' transfer agent and their officers and employees will not be  liable for any loss  or damages arising  out of any such  telephone, telex, or  telegraph instructions  reasonably believed to be  genuine, including any such  loss due to negligence  on the part of any such entities. The investor(s)  certify(ies) and agree(s) that  the certifications, authorizations,  directions, and  restrictions contained herein will continue until GT Global, Inc., receives written notice of any change or revocation. Any  change in  these instructions  must  be in  writing and  in  some cases,  as described  in  the
Prospectus, requires that all signatures are guaranteed.
Please indicate the number of signatures required to process written redemption
requests:    / / one  / / two  / / three  / / four
(If you do not indicate the number of required signatures, ALL account owners must sign redemption requests.)
Under  penalties of perjury, I certify that the  Taxpayer Identification Number ("Number") provided on this form is my (or  my employer's,  trust's, minor's, or  other payee's)  true, correct and  complete Number  and may  be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose
Number  is given is) not  subject to backup withholding either  because: (a) I am (or  the payee is) exempt from backup withholding; (b) the Internal  Revenue Service ("IRS") has  not notified me that I  am (or the payee  is)
subject  to backup withholding as a result of a failure to  report all interest or dividends; OR (c) the IRS has notified me that I am  (or the payee is)  no longer subject to backup  withholding OR; / /  I am (the payee  is)
subject to backup withholding.
Note:
  Dollar  Cost Averaging accounts held in  the GT Global Dollar Fund  have the following privilege restrictions:
  Check writing, telephone redemptions and exchanges. The other GT Global Mutual Funds which receive the monthly
  Dollar Cost Averaging  transfers enjoy  all regular account  privileges, including  telephone redemptions  and exchanges.
  The  Dollar Cost Averaging  program does not  assure a profit and  does not protect  against loss in declining markets. Because such a program involves continuous  investment in securities regardless of fluctuating  price levels of such securities, you should consider your financial ability to continue purchases through periods of low price levels.

-------------------------------------------------------  -------------------------------------------------------
Date                                                     For GT Global Use Only

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 Fifty California Street                                                                                    SUPPLEMENTAL APPLICATION
 27th Floor                                                                                            PORTFOLIO REBALANCING PROGRAM
 SAN FRANCISCO, CA
 94111-4624

 ACCOUNT REGISTRATION EXISTING
 SHAREHOLDER ACCOUNT NUMBER

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the same name of one custodian and one minor and include the state under which the custodianship is created.


 --------------------------------------   / // // // // // // // // /
 Owner                                    Social Security Number / / or Tax I.D. Number "TIN" / / (Check applicable box) If
--------------------------------------    more than one owner social security number or taxpayer identification number should
 Co-owner 1                               be provided for first owner listed. If a purchase is made under Uniform Gift/Transfer
--------------------------------------    to Minors Act, social security number of the minor must be provided.
 Co-owner 2                               Resident of / / U.S. / / Other (specify)---------------------------
 --------------------------------------   Failure to provide TIN will result in 31% withholding on redemptions and exchanges.
 Street Address                           (   )                             (   )
--------------------------------------    -------------------------------  -------------------------------
 City, State, Zip Code                    Home Telephone                 Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected for Class A and Class B shares.
                   Checks should be made payable to "GT Global."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares / / Class B Shares or / / Advisor Class Advisor Class shares are sold through a different prospectus than Class A and Class B shares, are not sold directly to the general public and only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global, Inc. Special account requirements apply to Advisor Class shares. Please see an Advisor Class prospectus for complete information.

 If a class share box is not checked, your investment will be made in Class A shares. Minimum 2 funds; Maximum 10 funds; Minimum 5% allocation per fund.

  07 GT GLOBAL WORLDWIDE GROWTH FUND                   ----------      13 GT GLOBAL LATIN AMERICA GROWTH FUND        ----------

  05 GT GLOBAL INTERNATIONAL GROWTH FUND               ----------      24 GT GLOBAL AMERICA SMALL CAP GROWTH FUND    ----------

  16 GT GLOBAL EMERGING MARKETS FUND                   ----------      06 GT GLOBAL AMERICA GROWTH FUND              ----------

  11 GT GLOBAL HEALTH CARE FUND                        ----------      23 GT GLOBAL AMERICA VALUE FUND               ----------

  15 GT GLOBAL TELECOMMUNICATIONS FUND                 ----------      04 GT GLOBAL JAPAN GROWTH FUND                ----------

  19 GT GLOBAL INFRASTRUCTURE FUND                     ----------      10 GT GLOBAL GROWTH & INCOME FUND             ----------

  17 GT GLOBAL FINANCIAL SERVICES FUND                 ----------      09 GT GLOBAL GOVERNMENT INCOME FUND           ----------

  21 GT GLOBAL NATURAL RESOURCES FUND                  ----------      08 GT GLOBAL STRATEGIC INCOME FUND            ----------

  22 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND     ----------      18 GT GLOBAL HIGH INCOME FUND                 ----------

  02 GT GLOBAL NEW PACIFIC GROWTH FUND                 ----------      01 GT GLOBAL DOLLAR FUND                      ----------

  03 GT GLOBAL EUROPE GROWTH FUND                      ----------
  Rebalance frequency - check one
  / / Monthly   / / Quarterly   / / Semi annual   / /                  Total percentage must equal 100%.
  Annual
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
 All capital gains distributions and dividends will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
 dividends in cash.
 Investment will be split according to allocation.

AGREEMENTS AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. ANY
CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING WITH ALL SIGNATURES GUARANTEED (IF APPLICABLE).

------------------------------------------------------------
Date
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)

*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

                             GT GLOBAL INCOME FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY CHANCELLOR LGT ASSET MANAGEMENT, INC., G.T. INVESTMENT FUNDS, INC., GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                   INCPR703   MC

                         GT GLOBAL GROWTH & INCOME FUND

                          PROSPECTUS -- MARCH 1, 1997
--------------------------------------------------------------------------------


GT GLOBAL GROWTH & INCOME FUND ("FUND") seeks long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment manager, Chancellor LGT Asset Management, Inc. (the "Manager"), in view of then-current economic and market conditions. There can be no assurance that the Fund will achieve its investment objective.



The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.



This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, San Francisco, California 94111, or by calling (800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


An investment in the Fund offers the following advantages:


/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Low $500 Minimum Investment

/ / Alternative Purchase Plan

/ / Automatic Dividend and Other Distribution Reinvestment at No Additional
    Sales Charge

/ / Exchange Privileges with the Corresponding Classes of the Other GT Global
    Mutual Funds

/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan


FOR FURTHER INFORMATION, CALL
(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                         GT GLOBAL GROWTH & INCOME FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Alternative Purchase Plan.................................................................          8
Investment Objective and Policies.........................................................          9
How to Invest.............................................................................         13
How to Make Exchanges.....................................................................         20
How to Redeem Shares......................................................................         21
Shareholder Account Manual................................................................         23
Calculation of Net Asset Value............................................................         24
Dividends, Other Distributions and Federal Income Taxation................................         24
Management................................................................................         26
Other Information.........................................................................         29


                               Prospectus Page 2

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Fund:                                         The Fund is a non-diversified series of G.T. Investment Funds, Inc.

Investment Objective:          The  Fund  seeks  long-term  capital  appreciation  together  with current income.

Principal Investments:         The Fund invests primarily in blue-chip equity securities and high quality government bonds of issuers  located in the United  States and throughout the world.

Principal Risk Factors:        There  is no assurance  that the Fund  will achieve its investment objective. The Fund's net  asset value will fluctuate,  reflecting fluctuations  in the market  value of its  portfolio holdings. The value of debt  securities held  by the  Fund generally  fluctuates inversely  with interest rate  movements. Certain investment grade debt securities may possess speculative qualities.

                               The Fund may invest in foreign securities. Investments in  foreign securities  involve  risks  relating  to  political  and  economic developments abroad and the differences between the regulations to which U.S.  and foreign  issuers are  subject. Individual  foreign economies  also may differ favorably  or unfavorably from the U.S.
                               economy. Changes in  foreign currency exchange  rates will  affect the Fund's net asset value, earnings and gains and losses realized on  sales of  securities. Securities  of foreign  companies may be
                               less  liquid  and  their  prices  more  volatile  than  those   of
                               securities of comparable U.S. companies.

                               The  Fund  may engage  in  certain foreign  currency,  options and futures transactions to attempt to hedge against the overall level of investment and  currency risk  associated with  its present  or planned  investments. Such transactions  involve certain risks and transaction costs.

                               See "Investment Objective and Policies."

Investment Manager:            The Manager is part of  Liechtenstein Global Trust, a provider  of global  asset management and private banking products and services
                               to  individual   and  institutional   investors,  entrusted   with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully  staffed investment offices in Frankfurt, Hong Kong, London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."

Alternative Purchase Plan:     Investors may select Class  A or Class B  shares, each subject  to different expenses and a different sales charge structure.

  Class A Shares:              Offered  at  net  asset  value plus  any  applicable  sales charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.35% of the average daily net assets of the Class A shares.


                               Prospectus Page 3

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Offered at net  asset value (a  maximum contingent deferred  sales charge  of 5% of the lesser of  the shares' net asset value or the original purchase  price is  imposed on  certain redemptions  made within  six years of date of  purchase) and subject to service and distribution fees at  the annualized rate  of up to  1.00% of  the average daily net assets of the Class B shares.

Shares Available Through:      Class  A  and  Class  B  shares of  the  Fund's  common  stock are available through broker/dealers that have entered into agreements to sell shares with the  Fund's distributor, GT Global, Inc.  ("GT
                               Global").  Shares also may be  acquired directly through GT Global or through  exchanges of  shares  of the  other GT  Global  Mutual
                               Funds,  which are open-end management investment companies advised and/or administered  by  the  Manager. See  "How  to  Invest"  and
                               "Shareholder Account Manual."

Exchange Privileges:           Shares  of a class  of the Fund  may be exchanged  without a sales charge for shares of  the corresponding class  of other GT  Global
                               Mutual Funds. See "How to Make Exchanges" and "Shareholder Account
                               Manual."

Redemptions:                   Shares may be redeemed either through broker/dealers or the Fund's transfer  agent,  GT  Global  Investor  Services,  Inc. ("Transfer
                               Agent"). See  "How  to  Redeem Shares"  and  "Shareholder  Account
                               Manual."

Dividends and Other            Dividends  are paid  quarterly from  net investment  income; other
  Distributions:               distributions are paid annually from net short-term capital  gain, net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Fund  shares of  the distributing  class or  in shares  of  the corresponding  class  of other  GT Global  Mutual Funds  without a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans).

Net Asset Value:               Class  A  and Class  B shares  are quoted  daily in  the financial section of most newspapers.

Other Features:

  Class A Shares:              Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege           Portfolio Rebalancing Program

  Class B Shares:              Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program
                               Portfolio Rebalancing Program


                               Prospectus Page 4

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following tables (1):


                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares (as a % of offering price).............................       4.75%         None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)............................................................................................        None         5.0%
  Redemption charges.................................................................................        None         None
  Exchange Fees:
    -- On first four exchanges each year.............................................................        None         None
    -- On each additional exchange...................................................................        $7.50       $7.50
ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................       0.97%        0.97%
  12b-1 distribution and service fees................................................................       0.35%        1.00%
  Other expenses.....................................................................................       0.34%        0.34%
                                                                                                       -----------  -----------
Total Fund Operating Expenses........................................................................       1.66%        2.31%
                                                                                                       -----------  -----------
                                                                                                       -----------  -----------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                            ONE    THREE   FIVE     TEN
                                                                                            YEAR   YEARS   YEARS   YEARS
                                                                                            ----   -----   -----   -----
Class A Shares (4)........................................................................  $64    $ 98    $135    $238
Class B Shares:
    Assuming a complete redemption at end of period (5)...................................  $74    $103    $145    $268
    Assuming no redemption................................................................  $24    $ 73    $125    $268


------------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."


(3) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 distribution and service fees.


(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes payment of the applicable contingent deferred sales charge.

                               Prospectus Page 5

                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of the Fund offered through this Prospectus for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1996 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.



                                                                                 CLASS A+
                                          ---------------------------------------------------------------------------------------
                                                                                                                 SEPTEMBER 25,
                                                                                                               1990 (COMMENCEMENT
                                                               YEAR ENDED OCTOBER 31,                          OF OPERATIONS) TO
                                          ----------------------------------------------------------------        OCTOBER 31,
                                            1996      1995      1994      1993(A)       1992        1991              1990
                                          --------  --------  --------    --------     -------     -------     ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   6.35  $   6.21  $   6.29    $   5.28     $  5.25     $  4.77           $ 4.76
                                          --------  --------  --------    --------     -------     -------          -------
Income from investment operations:
  Net investment income.................      0.22      0.24      0.22        0.24*       0.21*       0.27*            0.01*
  Net realized and unrealized gain
   (loss) on investments................      0.82      0.13     (0.03)       1.05        0.10        0.47               --
                                          --------  --------  --------    --------     -------     -------          -------
    Net increase (decrease) from
     investment
     operations.........................      1.04      0.37      0.19        1.29        0.31        0.74             0.01
                                          --------  --------  --------    --------     -------     -------          -------
Distributions:
  From net investment income............     (0.24)    (0.22)    (0.21)      (0.24)      (0.14)      (0.26)              --
  From net realized gain on
   investments..........................     (0.04)    (0.01)    (0.06)         --       (0.14)         --               --
  From sources other than net investment
   income...............................        --        --        --       (0.04)         --          --               --
                                          --------  --------  --------    --------     -------     -------          -------
    Total distributions.................     (0.28     (0.23)    (0.27)      (0.28)      (0.28)      (0.26)              --
                                          --------  --------  --------    --------     -------     -------          -------
Net asset value, end of period..........  $   7.11  $   6.35  $   6.21    $   6.29     $  5.28     $  5.25           $ 4.77
                                          --------  --------  --------    --------     -------     -------          -------
                                          --------  --------  --------    --------     -------     -------          -------
Total investment return (e).............     16.80%     6.27%     3.14%       25.1%        5.9%      15.68%             0.2%(b)
                                          --------  --------  --------    --------     -------     -------          -------
                                          --------  --------  --------    --------     -------     -------          -------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $286,203  $284,069  $317,847    $251,428     $27,754     $71,376           $9,486
Ratio of net investment income to
 average net assets.....................      3.17%     3.85%     3.30%        3.3%*       4.1%*       5.0%*            2.9%*(c)
Ratio of expenses to average net assets:
  With expense reductions...............      1.59%     1.70%     1.67%        1.8%*       1.9%*       1.9%*            0.6%*(c)
  Without expense reductions............      1.66%     1.74%       --%(f)       --%(f)      --%(f)      --%(f)           --%(f)
Portfolio turnover rate+++..............        39%       83%      117%         24%         53%         46%            none
Average commision rate per share paid on
 portfolio transactions+++..............  $ 0.0139       N/A       N/A         N/A         N/A         N/A              N/A

------------------
+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by the Manager of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d)  Ratios not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.
(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable.


                               Prospectus Page 6

                         GT GLOBAL GROWTH & INCOME FUND


                                                                 CLASS B++
                                          --------------------------------------------------------
                                                                                       OCTOBER 22,
                                                   YEAR ENDED OCTOBER 31,                1992 TO
                                          ----------------------------------------     OCTOBER 31,
                                            1996      1995      1994      1993(A)        1992(A)
                                          --------  --------  --------    --------     -----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   6.35  $   6.21  $   6.29    $   5.28       $ 5.29
                                          --------  --------  --------    --------     -----------
Income from investment operations:
  Net investment income.................      0.17      0.20      0.18        0.20**       0.01
  Net realized and unrealized gain
   (loss) on investments................      0.82      0.13     (0.03)       1.05        (0.02)
                                          --------  --------  --------    --------     -----------
    Net increase (decrease) from
     investment operations..............      0.99      0.33      0.15        1.25        (0.01)
                                          --------  --------  --------    --------     -----------
Distributions:
  From net investment income............     (0.20)    (0.18)    (0.17)      (0.20)          --
  From net realized gain on
   investments..........................     (0.03)    (0.01)    (0.06)         --           --
  From sources other than net investment
   income...............................        --        --        --       (0.04)          --
                                          --------  --------  --------    --------     -----------
    Total distributions.................     (0.23)    (0.19)    (0.23)      (0.24)          --
                                          --------  --------  --------    --------     -----------
Net asset value, end of period..........  $   7.11  $   6.35  $   6.21    $   6.29       $ 5.28
                                          --------  --------  --------    --------     -----------
                                          --------  --------  --------    --------     -----------
Total investment return (e).............     16.06%     5.57%     2.48%       24.3%        (0.2)%(b)
                                          --------  --------  --------    --------     -----------
                                          --------  --------  --------    --------     -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $383,966  $356,796  $359,242    $150,768       $  280
Ratio of net investment income to
 average net assets.....................      2.52%     3.20%     2.65%        2.6%**       N/A(d)
Ratio of expenses to average net assets:
  With expense reductions...............      2.24%     2.35%     2.32%        2.5%**       N/A(d)
  Without expense reductions............      2.31%     2.39%       --%(f)       --%(f)       --%(d)(f)
Portfolio turnover rate+++..............        39%       83%      117%         24%          53%
Average commission rate per share paid
 on portfolio transactions+++...........  $ 0.0139       N/A       N/A         N/A          N/A

------------------
++   Commencing October 22, 1992 the Fund began offering Class B shares.
+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by the Manager of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
** Includes reimbursement by the Manager of Fund operating expenses of $0.005. Without such reimbursements, the expense ratio would have been 2.6%, and the net investment income to average net assets would have been 2.5%.
(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d)  Ratios not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.
(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable.


                               Prospectus Page 7

                         GT GLOBAL GROWTH & INCOME FUND

                           ALTERNATIVE PURCHASE PLAN

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DIFFERENCES BETWEEN THE CLASSES. The primary difference between the two classes of the Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of the Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.


CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of the Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.

CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in the Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of the Fund should cause that class to have a higher expense ratio and to pay lower per share dividends than Class A shares of the Fund.


FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class of shares of the Fund to purchase, investors should consider the foregoing factors as well as the following:


INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.35% service and distribution fees on the Class A shares. For example, if net asset value remains constant, the Class B shares' aggregate service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately seven years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in the Fund over the long-term but do not qualify for a reduced initial sales charge, might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and the annual service and distribution fees applicable to the Class A shares.

REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under the Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of the Fund is waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in the Fund. Investors eligible for complete

                               Prospectus Page 8

                         GT GLOBAL GROWTH & INCOME FUND
initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Fund.


See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of the Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Calculation of Net Asset Value" for other differences between these two classes.



ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. There is no assurance that the Fund's investment objective will be achieved.


At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; AND (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or by Standard and Poor's Ratings Group ("S&P"), or, if not rated, are deemed to be of equivalent quality in the judgment of the Manager.


Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Manager believes will assist the Fund in achieving its objective. "Investment grade" debt securities are those rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of the Manager.


Equity securities which the Fund may purchase include common stocks, preferred stocks and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities. The Fund may purchase securities that are issued


                               Prospectus Page 9

                         GT GLOBAL GROWTH & INCOME FUND
by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).


According to the Manager, as of the date of this Prospectus, more than 50% of the total equity market capitalization worldwide is represented by non-U.S. equity securities, and more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, the Manager believes that the Fund's policy of investing in a global portfolio of equity and debt securities may enable the achievement of long-term results superior to those produced by mutual funds with similar objectives to that of the Fund that invest solely in U.S. equity and debt securities.


SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Consistent with the Fund's investment objective, the Manager employs a conservative investment style in managing the Fund's assets. In so doing the Manager attempts to limit volatility and risk to capital. The Manager allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Manager attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors.

The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Western Europe, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the Fund's total assets.

The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon the Manager's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.

In selecting equity securities for investment, the Manager attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Manager believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer that has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. The Manager seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.


In evaluating debt securities considered for the Fund, the Manager analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund or on the average weighted maturity of the debt portion of the Fund's portfolio. Should the rating of a debt security be revised while such security is owned by the Fund, the Manager will evaluate what action, if any, is appropriate with respect to such security.


The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Fund may seek to protect itself against negative currency movements by engaging in hedging techniques through the use of options, futures and forward currency contracts.

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money

                               Prospectus Page 10

                         GT GLOBAL GROWTH & INCOME FUND

market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset the Fund's custody fees. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal and interest when due.

The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Manager, the size of the premium the Fund receives for writing the option is adequate to

                               Prospectus Page 11

                         GT GLOBAL GROWTH & INCOME FUND
compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.


The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Currency Strategies" in the Statement of Additional Information.


To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge the Fund's portfolio against movements in exchange rates.

In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Manager intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) the lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out certain options, futures contracts, forward currency contracts and/or foreign currency positions in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.


OTHER POLICIES AND RISKS. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Investment grade

                               Prospectus Page 12

                         GT GLOBAL GROWTH & INCOME FUND
debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.

The Fund may invest up to 10% of its net assets in illiquid securities and other securities for which no readily available market exists. The Fund may also invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.


The Fund is classified under the Investment Company Act of 1940, as amended ("1940 Act") as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolio.


OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

--------------------------------------------------------------------------------


                                 HOW TO INVEST


--------------------------------------------------------------------------------


GENERAL. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Code Section 403(b)(7) and other tax-qualified employer-sponsored retirement accounts, if made by such investors under a systematic investment plan providing for monthly or quarterly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUND AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Fund may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The

                               Prospectus Page 13

                         GT GLOBAL GROWTH & INCOME FUND
broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."

Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.


PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Fund's distributor, by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.


Investors also may purchase shares of the Fund through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.


CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                           PURCHASING CLASS A SHARES

The Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule:

                  SALES CHARGE AS PERCENTAGE OF         DEALER
AMOUNT OF                                           REALLOWANCE AS
PURCHASE          ------------------------------     PERCENTAGE OF
AT THE PUBLIC       OFFERING           NET           THE OFFERING
OFFERING PRICE        PRICE        INVESTMENT            PRICE
----------------  -------------  ---------------  -------------------
Less than
  $50,000.......          4.75%           4.99%              4.25%
$50,000 but less
  than
  $100,000......          4.00%           4.17%              3.50%
$100,000 but
  less than
  $250,000......          3.00%           3.09%              2.75%
$250,000 but
  less than
  $500,000......          2.00%           2.04%              1.75%
$500,000 or
  more..........          0.00%           0.00%            *

------------------

* GT Global will pay the following commissions to broker/ dealers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker/dealer on behalf of a single client so that the broker/dealer's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.



All shares purchased without a sales charge based on the aggregate purchase amount equalling at least $500,000 will be subject to a contingent deferred sales charge, for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. See "Contingent Deferred Sales Charge -- Class A Shares."


From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge or may

                               Prospectus Page 14

                         GT GLOBAL GROWTH & INCOME FUND
pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."

The following purchases may be aggregated for purposes of determining the "Amount of Purchase":


(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years including purchases in connection with an employee benefit plan or plans exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant, self-employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s);


(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above;

and

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:


(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations that have at least 100 but less than 1,000 employees, and trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations with collective retirement plan assets of $500,000 or more and have less than 100 employees, and purchases of at least $500,000 by trustees or other fiduciaries of employee benefit plans with collective retirement plan assets of $100 million or more.



(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager and/or administrator; employees or retired employees of the companies composing Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.


(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.

                               Prospectus Page 15

                         GT GLOBAL GROWTH & INCOME FUND

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.


(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.



(xiii) An investor purchasing shares of the Fund with redemption proceeds from a registered management investment company that is not one of the GT Global Mutual Funds, on which the investor was subject to a front-end sales charge or a contingent deferred sales charge.



REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in the Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes."



REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Fund may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their broker/dealers or the Transfer Agent.


RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Fund and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification

                               Prospectus Page 16

                         GT GLOBAL GROWTH & INCOME FUND
for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without a sales charge. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) shares redeemed more than one year after their purchase. Such shares purchased without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares of the Fund is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below:

                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                         REDEMPTION
                                       OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%


In determining whether a contingent deferred sales charge is applicable. It will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and distributions; then of shares purchased seven years or more prior to the redemption; and finally, of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange, the length of the holding period will be measured from the date of original purchase.



For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the

                               Prospectus Page 17

                         GT GLOBAL GROWTH & INCOME FUND
gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                              CONTINGENT DEFERRED
                              SALES CHARGE WAIVERS


The contingent deferred sales charge will be waived for (1) exchanges, as described below; (2) redemptions in connection with the Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; and (8) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of assets) and the proceeds of which are reinvested in GT Global Mutual Funds; (10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2); and (15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof, where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of a Fund through GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month; accordingly, the investor purchases more shares when the Fund's net asset value is relatively low and fewer shares when the Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.


A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in the Fund ("Monthly

                               Prospectus Page 18

                         GT GLOBAL GROWTH & INCOME FUND

Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Dollar Cost Averaging Program, investors should complete the Dollar Cost Averaging Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.


PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholders' Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain broker/dealers may charge a fee for establishing accounts relating to the Program. To participate in the Portfolio Rebalancing Program, investors should complete the Portfolio Rebalancing Program Application at the end of this Prospectus. Investors should contact their broker/dealers or GT Global for more information.


                               Prospectus Page 19

                         GT GLOBAL GROWTH & INCOME FUND


                             HOW TO MAKE EXCHANGES


--------------------------------------------------------------------------------

Shares of the Fund may be exchanged for shares of the same class of any of the other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the GT Global Mutual Funds currently include:

   -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
   -- GT GLOBAL AMERICA MID CAP GROWTH FUND
   -- GT GLOBAL AMERICA VALUE FUND
   -- GT GLOBAL CONSUMER PRODUCTS AND
       SERVICES FUND
   -- GT GLOBAL DOLLAR FUND
   -- GT GLOBAL EMERGING MARKETS FUND
   -- GT GLOBAL EUROPE GROWTH FUND
   -- GT GLOBAL FINANCIAL SERVICES FUND
   -- GT GLOBAL GOVERNMENT INCOME FUND
   -- GT GLOBAL HEALTH CARE FUND
   -- GT GLOBAL HIGH INCOME FUND
   -- GT GLOBAL INFRASTRUCTURE FUND
   -- GT GLOBAL INTERNATIONAL GROWTH FUND
   -- GT GLOBAL JAPAN GROWTH FUND
   -- GT GLOBAL LATIN AMERICA GROWTH FUND
   -- GT GLOBAL NATURAL RESOURCES FUND
   -- GT GLOBAL NEW PACIFIC GROWTH FUND
   -- GT GLOBAL STRATEGIC INCOME FUND
   -- GT GLOBAL TELECOMMUNICATIONS FUND
   -- GT GLOBAL WORLDWIDE GROWTH FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


A shareholder interested in making an exchange should contact his broker or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her broker/dealer or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.



Shareholders automatically have telephone privileges to authorize exchanges. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, the Fund and GT Global reserve the right to reject any purchase order.


                               Prospectus Page 20

                         GT GLOBAL GROWTH & INCOME FUND


                              HOW TO REDEEM SHARES


--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns both Class A and Class B shares of the Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.


REDEMPTIONS THROUGH BROKERS/DEALERS. Shareholders with accounts at broker/dealers which sell shares of the Fund may submit redemption requests to such broker/dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/ dealer. Broker/dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the net asset value next determined after the broker/dealer receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.


REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institutions. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Fund's signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.


REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

                               Prospectus Page 21

                         GT GLOBAL GROWTH & INCOME FUND


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.



SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/ dealers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his broker or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or in writing will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

The Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 22

                         GT GLOBAL GROWTH & INCOME FUND

                           SHAREHOLDER ACCOUNT MANUAL

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Shareholders are encouraged to place purchase, exchange and redemption orders through their brokers. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.


The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 23

                         GT GLOBAL GROWTH & INCOME FUND


                         CALCULATION OF NET ASSET VALUE


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The Fund calculates its net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including the interest accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of the Fund.



Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset values of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.



The different service and distribution fees borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of the Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The per share net asset value of the Advisor Class shares of the Fund generally will be higher than that of the Class A and Class B shares of the Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of Class A and Class B shares of the Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential between the classes.


--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund declares and pays quarterly dividends from its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain


                               Prospectus Page 24

                         GT GLOBAL GROWTH & INCOME FUND
over net short-term capital loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares will be lower than the per share income dividends on Class A shares as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares will be lower than the per share income dividends on the Advisor Class shares as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.


Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.


The Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.


The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is


                               Prospectus Page 25

                         GT GLOBAL GROWTH & INCOME FUND
received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

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                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Fund. See "Directors and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Company.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays the Manager investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. This rate is higher than that paid by most mutual funds. The Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.85% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively. This undertaking may be changed or eliminated in the future.


The Manager also serves as the Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.

                               Prospectus Page 26

                         GT GLOBAL GROWTH & INCOME FUND


The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of December 31, 1996, the Manager and its worldwide asset management affiliates manage approximately $62 billion. In the United States, as of December 31, 1996, the Manager manages or administers approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $84 billion.



On October 31, 1996, Chancellor Capital Management, Inc., and the resulting entity was named Chancellor LGT Asset Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.


In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of the Fund are as follows:

                              GROWTH & INCOME FUND


                            RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                      LAST FIVE YEARS
------------------  ------------------------------------  ------------------------------------------------------------
Nicholas S. Train   Portfolio Manager since Fund          Portfolio Manager for the Manager since 1991.
 London              inception in 1991
Paul Griffiths      Portfolio Manager since 1995          Portfolio Manager for LGT Asset Management PLC (London) and
 London                                                    the Manager since 1994; from 1993 to 1994, Global Bond Fund
                                                           Manager, Lazard Investors; from 1991 to 1993, Global Bond
                                                           Fund Manager, Sanwa International PLC.



In placing securities orders for the Fund's portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of Liechtenstein Global Trust.


DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Fund's Class A and Class B shares. GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions on Class A or Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.

GT Global, at its own expense, may provide additional promotional incentives to brokers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified

                               Prospectus Page 27

                         GT GLOBAL GROWTH & INCOME FUND
periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to the Fund's Class A shares ("Class A Plan"), the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to the Fund's Class B shares ("Class B Plan"), the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

GT Global's service and distribution expenses covered by the Plans include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to brokers/dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Fund; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to broker/ dealers and interest on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks may also execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 28

                         GT GLOBAL GROWTH & INCOME FUND

                               OTHER INFORMATION

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CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of the Fund has exclusive voting rights with respect to its distribution plan. The shares of the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.


Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares, and 100 million shares have been classified as Advisor Class shares. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll free at (800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other

                               Prospectus Page 29

                         GT GLOBAL GROWTH & INCOME FUND
mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and other distributions.


In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of the Fund's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 30

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 31

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 32

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 33

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 P.O. Box 7345                                                                                                   ACCOUNT APPLICATION
 SAN FRANCISCO, CA 94120-7345
 800/223-2138

 / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.

 ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: --------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social  Security  Number  /  /  or  Tax  I.D.  Number  /  /  (Check  applicable  box)
  ------------------------------------    If  more than  one owner,  social security  number or  taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform  Gift/
  ------------------------------------    Transfer  to  Minors Act,  social  security number  of  the minor  must  be provided.
  Co-owner 2                              Resident of /  / U.S.   / / Other  (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / /Class B Shares (Not available for purchases of $500,000 or more or, except for investors participating in the Portfolio Rebalancing Program, for the GT Global Dollar Fund).
 If a class share box is not checked, your investment will be made in Class A shares.

                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA MID CAP GROWTH FUND  $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------

 AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

     OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

 -----------------------------------------------------------
 Date

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000 may be wired or mailed to a
 Transfer Agent of the GT Global Mutual Funds, to      Pre-Designated Account at your bank. (Wiring
 honor any telephone, telex or telegraphic             instructions may be obtained from your bank.) A
 instructions reasonably believed to be authentic      bank wire service fee may be charged.
 for redemption and/or exchange between a similar
 class of shares of any of the Funds distributed       --------------------------------------------------
 by GT Global, Inc.                                    Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS                 --------------------------------------------------
  / / I have completed and attached the                Bank Address
 Supplemental Application for:
  / / AUTOMATIC INVESTMENT PLAN                        --------------------------------------------------
 / / SYSTEMATIC WITHDRAWAL PLAN                        Bank A.B.A Number      Account Number
 OTHER
  / / I/We owned shares of one or more Funds           --------------------------------------------------
      distributed by GT Global, Inc. as of April       Names(s) in which Bank Account is Established
      30, 1987 and since that date continuously        A corporation (or partnership) must also submit a
      have owned shares of such Funds. Attached is     "Corporate Resolution" (or "Certificate of
      a schedule showing the numbers of each of        Partnership") indicating the names and titles of
      my/our Shareholder Accounts.                     Officers authorized to act on its behalf.

 RIGHT OF ACCUMULATION -- CLASS A SHARES

  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.

  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.

  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER GT GLOBAL MUTUAL FUND ACCOUNTS:


 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------
 Account Numbers                                       Account Registrations

 LETTER OF INTENT -- CLASS A SHARES

  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000

 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.

 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.


 ---------------------------------------------------------------------------------------------------------------------------------
 Investment Dealer Name
 ---------------------------------------------------------------------------------------------------------------------------------
 Main Office Address    Branch Number    Representative's Number    Representative's Name
                                                                (     )
-----------------------------------------------------------------------------------------------------------------------
 Branch Address                                                                  Telephone
 X
-----------------------------------------------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                         Title

[LOGO]
   GT GLOBAL MUTUAL FUNDS                                           SUPPLEMENTAL APPLICATION
 P.O. Box 7345                                                      SPECIAL INVESTMENT AND
 SAN FRANCISCO, CA 94120-7345                                       WITHDRAWAL OPTIONS
 800/223-2138

ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other  ------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------
NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.

--------------------------------------------------------------------------------

[LOGO]

GT GLOBAL MUTUAL FUNDS                      AUTOMATIC INVESTMENT PLAN

BANK AUTHORIZATION
-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name
X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date

                                     (OVER)

SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO

MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $ -----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.

AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange; (4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse

In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:

1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

            [LOGO]
               GT Global Mutual Funds   415 392 6181
                                                 Fifty California Street
                                                 27th Floor
                                                 SAN FRANCISCO, CA
                                                 94111-4624

                    GT GLOBAL DOLLAR COST AVERAGING PROGRAM

Between:      GT Global, Inc.
              General Distributor of
              The GT Global Mutual Funds
              Fifty California Street, 27th Floor
              San Francisco, California 94111
              415 392 6181; 800 824 1580

and:             Company -------------------------------------------------------------------
                Address --------------------------------------------------------------------
                   Phone   ----------------------------   Fax   ----------------------------

    You have entered into either a Dealer Agreement or a Bank and Bank-Affiliated Dealer Agreement (each an "Agreement") pursuant to which we agreed to sell to you Class A and Class B shares of the mutual funds that now or hereafter may be included in the GT Global Mutual Funds (collectively the "Funds"; individually a "Fund") or a Bank and Bank-Affiliated Dealer Agreement pursuant to which you agreed to sell such shares issued by the Funds as agent for your customers. This Supplement to the Agreement is for the purpose of establishing contractual terms between us with respect to the GT Global Dollar Cost Averaging Program ("Program"). All capitalized terms used in this Supplement and not otherwise defined shall have the same meanings assigned to them as in the Agreement. All terms of the Agreement shall remain in full force and effect unless specifically modified or suspended by the terms of this Supplement.

    1. You agree to make available to your customers the Program as described from time to time in the then current Prospectus of any Fund. We will provide you with reasonable amounts of literature and an account application covering the Program.

    2. A customer participating in the Program will designate the size of his or her monthly Funds' investment ("Monthly Amount") as well as the total amount he or she expects to invest over a 24-month period after participation in the Program begins ("Total Amount"). A sales charge will be applied to each automatic monthly purchase of Fund Class A shares in an amount determined in accordance with the Fund's Right of Accumulation privilege. We will pay you a commission if you are an agent, or we will pay you an agency commission if you are a bank or bank-affiliated dealer. This commission will be equal to the dealer compensation schedule that would be paid if the Total Amount the participating shareholder expects to invest in the 24 months under the Program were invested, instead, in the Fund at one time. You agree to pass through to your broker(s) or registered representative(s) a portion of this commission in accordance with your established compensation arrangement.

    3. If a customer discontinues participation in the Program or otherwise fails to invest the Total Amount as provided in the customer's Program agreement, and the selling representative is still employed by you, you agree to repay to us the portion of the commission applicable to any amount not invested by the customer. If the selling representative is not employed by you, you agree to repay us an amount equal to the portion of the commission paid that was retained by your firm.

    4. You acknowledge that all payments due to you under this Supplement are subject to the limitations contained in each Fund's Prospectus and may be varied or discontinued at any time.

    5. This Supplement shall be binding upon receipt by us in San Francisco, California, of a counterpart hereof duly accepted and signed by you.

    6. Either of us may cancel this Supplement at any time by written notice to the other, except that Section 3 shall still remain in effect.

    7. All communications to us should be sent to the address below. Any notice to you shall be duly given if mailed or telegraphed to you at the address specified by you on Page 1.

Accepted:

Company ----------------------------------     GT Global, Inc.

Address ------------------------------------   Fifty California Street, 27th Floor

Address ------------------------------------   San Francisco, California 94111

Phone -------------------------------------    415-392-6181; 800-824-1580

Fax ----------------------------------------   415-445-7566

By: ----------------------------------------   By: /s/ WILLIAM J. GUILFOYLE
    Signature                                  ----------------------------------------
                                               William J. Guilfoyle

   ----------------------------------------    Date: --------------------------------------
    Print Name & Date

DCALR702.085
May 1996

[LOGO]
   GT Global, Inc.
 P.O. Box 7345                                                                                                           DOLLAR COST
 SAN FRANCISCO, CA 94120-7345                                                                                  AVERAGING APPLICATION
 800 223 2138

 / / INDIVIDUAL  / / JOINT TENANT  / / CORPORATION  / / TRUST  / / UTMA/UGMA  / / OTHER
 1. ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / IRA ACCOUNT         / / ACCOUNT REVISION:
                                                                                          APPLICATION ATTACHED  (ACCOUNT NO.:
 ----------------)

 NOTE: Joint tenant registration will be as "joint tenants with rights of survivorship" unless otherwise specified. Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Transfers/Gifts to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's social security number).

                                                  / / / / / / - / / / / - / / / / / / / / OR / / / / - / / / / / / / / / / / / / /

 ---------------------------------------------------------------------------------------------------------------------------------
 Owner                                                                         Check appropriate box / / Social Security Number
 or / / Tax I.D. Number

 --------------------------------------   --------------------------------------------------------------------
 Co-owner 1
 --------------------------------------   --------------------------------------------------------------------
 Co-owner 2                               Home Telephone
 --------------------------------------   --------------------------------------------------------------------
 Street Address                           Business Telephone
 --------------------------------------   --------------------------------------------------------------------
 City, State, Zip Code                    Resident of     / / U.S. / / Specify Other

 2.  FUND SELECTION

     TOTAL INITIAL INVESTMENT $
 ----------------------------- ($10,000 MINIMUM).  The initial investment  will be made without imposition of any sales charge in the GT Global Dollar Fund. Method of payment / / check or / / bank wire. Make checks and bank wires payable to "GT Global." Do not send currency. Bank wires should be sent through the Federal Reserve Bank wire system to: Wells Fargo Bank, NA, ABA#121000248. ATTN: GT Global AC-4023-050701 (Stating Fund Name, Shareholder's Registered Name and Account Number)

     ALL GT GLOBAL MUTUAL FUNDS ISSUE TWO CLASSES OF SHARES. Class A shares are sold with an initial sales charge while Class B shares are sold without an initial sales charge but are subject to higher expense levels and to a contingent deferred sales charge payable on certain redemptions. Please read the prospectus of the applicable GT Global Mutual Fund carefully before you invest.

     MONTHLY TRANSFERS: Each month, GT Global Dollar Fund shares will be redeemed and either Class A or Class B shares of the designated GT Global Mutual Fund(s) will be purchased including the applicable sales charge, if any, in the amounts indicated below ($1,000 minimum aggregate per month):

     TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / CLASS A SHARES OR / / CLASS B SHARES

                            / / New Account              / / Existing Account #
                                    -------------------------------------------

  FUND NAME                                            MONTHLY         FUND NAME                                     MONTHLY
                                                       AMOUNT                                                        AMOUNT
  07 / / GT GLOBAL WORLDWIDE GROWTH FUND               $               03 / / GT GLOBAL EUROPE GROWTH FUND           $
                                                       ----------                                                    ----------
  05 / / GT GLOBAL INTERNATIONAL GROWTH FUND           $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
  16 / / GT GLOBAL EMERGING MARKETS FUND               $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
  22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND $               18 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
  17 / / GT GLOBAL FINANCIAL SERVICES FUND             $               18 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
  11 / / GT GLOBAL HEALTH CARE FUND                    $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
  19 / / GT GLOBAL INFRASTRUCTURE FUND                 $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
  21 / / GT GLOBAL NATURAL RESOURCES FUND              $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
  15 / / GT GLOBAL TELECOMMUNICATIONS FUND             $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
  02 / / GT GLOBAL NEW PACIFIC GROWTH FUND             $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
    CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
   All capital gains and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
    dividends in cash.
    SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
   Pay distributions noted above to another GT Global Mutual Fund: Fund Name --------------------------------------------

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

  We hereby submit this Dollar Cost Averaging Application for the purchase of Class A shares including shares purchased under Right of Accumulation or Letter of Intent, or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc., and the Prospectus and Statement of Additional Information for each Fund. We agree to notify GT Global, Inc., of any purchases properly made under a Letter of Intent or Right of Accumulation. Class B shares are not available for Right of Accumulation or Letter of Intent.


  --------------------------------------------------------------------------------------------------------------------------------
  Investment Dealer Name
--------------------------------------------------------------------------------------------------------------------------------
  Main Office Address    Branch Number    Representative's Name    Representative's Number
-----------------------------------------------------------------------------------------------------------------------
  Branch Address                                                                             Telephone

  -------------------------------------------------------------
  Investment Dealer's Authorized Signature and Title             GT Global Use:     DLR------------ BR ------------ Rep
                                                                 --------------------

IRA INSTRUCTIONS

To open an IRA Dollar Cost Averaging account:
  Read the GT Global IRA Disclosure Statement carefully.
  Complete both this Dollar Cost Averaging Application and the GT Global IRA Application. Shareholder is to sign both forms.
  Mail completed applications with a check to GT Global.
3.  AGREEMENT AND SIGNATURES
    I/We  authorize GT Global, Inc., to  transfer shares from my/our GT  Global Dollar Fund account, established hereby, to purchase shares in the other GT Global Mutual Fund(s) and the class indicated on the reverse side  of this  application. I/We understand that these transfers  will occur on the 15th day  of each month, or the prior business day, and will continue until the funds in my/our GT Global Dollar Fund account fall below the  transfer amount,  or until  I/we terminate the  Dollar Cost  Averaging Program in  writing. I/We  further understand that monthly purchases of  the Class A  shares of the  other GT Global  Mutual Fund(s) indicated  will be subject  to applicable  sales charges, and that the  Class B shares purchased may be  subject to a contingent deferred sales charge when redeemed, as described in the Prospectus of each Fund purchased.
    By the execution of  this Application(s) I/we represent  and warrant that I/we  have full right, power,  and authority and am/are of legal age in my/our state(s) of residence to make the investment applied for pursuant to this  Application. The person(s), if any, signing on behalf of the investors represent and warrant that they are duly authorized to sign this Application and to purchase, redeem, or exchange shares of the Fund(s) on behalf of the investor(s). I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S)
IN WHICH I/WE AM/ARE INVESTING.
    I/We and  my/our assigns  and successors  understand and  agree  that the  account will  be subject  to  the telephone  exchange and  telephone redemption  privilege described in  the current  Prospectus of  the GT Global
Mutual Fund(s) in which I/we am/are  investing and agree that GT Global,  Inc., G.T. Global Growth Series,  G.T.
Investment  Funds, Inc., G.T. Investment Portfolios, Inc., and  the Funds' transfer agent and their officers and employees will not be  liable for any loss  or damages arising  out of any such  telephone, telex, or  telegraph instructions  reasonably believed to be  genuine, including any such  loss due to negligence  on the part of any such entities. The investor(s)  certify(ies) and agree(s) that  the certifications, authorizations,  directions, and  restrictions contained herein will continue until GT Global, Inc., receives written notice of any change or revocation. Any  change in  these instructions  must  be in  writing and  in  some cases,  as described  in  the
Prospectus, requires that all signatures are guaranteed.
Please indicate the number of signatures required to process written redemption
requests:    / / one  / / two  / / three  / / four
(If you do not indicate the number of required signatures, ALL account owners must sign redemption requests.)
Under  penalties of perjury, I certify that the  Taxpayer Identification Number ("Number") provided on this form is my (or  my employer's,  trust's, minor's, or  other payee's)  true, correct and  complete Number  and may  be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose
Number  is given is) not  subject to backup withholding either  because: (a) I am (or  the payee is) exempt from backup withholding; (b) the Internal  Revenue Service ("IRS") has  not notified me that I  am (or the payee  is)
subject  to backup withholding as a result of a failure to  report all interest or dividends; OR (c) the IRS has notified me that I am  (or the payee is)  no longer subject to backup  withholding OR; / /  I am (the payee  is)
subject to backup withholding.
Note:
  Dollar  Cost Averaging accounts held in  the GT Global Dollar Fund  have the following privilege restrictions:
  Check writing, telephone redemptions and exchanges. The other GT Global Mutual Funds which receive the monthly
  Dollar Cost Averaging  transfers enjoy  all regular account  privileges, including  telephone redemptions  and exchanges.
  The  Dollar Cost Averaging  program does not  assure a profit and  does not protect  against loss in declining markets. Because such a program involves continuous  investment in securities regardless of fluctuating  price levels of such securities, you should consider your financial ability to continue purchases through periods of low price levels.

-------------------------------------------------------  -------------------------------------------------------
Date                                                     For GT Global Use Only

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 Fifty California Street                                                                                    SUPPLEMENTAL APPLICATION
 27th Floor                                                                                            PORTFOLIO REBALANCING PROGRAM
 SAN FRANCISCO, CA
 94111-4624

 ACCOUNT REGISTRATION EXISTING
 SHAREHOLDER ACCOUNT NUMBER

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the same name of one custodian and one minor and include the state under which the custodianship is created.


 --------------------------------------   / // // // // // // // // /
 Owner                                    Social Security Number / / or Tax I.D. Number "TIN" / / (Check applicable box) If
--------------------------------------    more than one owner social security number or taxpayer identification number should
 Co-owner 1                               be provided for first owner listed. If a purchase is made under Uniform Gift/Transfer
--------------------------------------    to Minors Act, social security number of the minor must be provided.
 Co-owner 2                               Resident of / / U.S. / / Other (specify)---------------------------
 --------------------------------------   Failure to provide TIN will result in 31% withholding on redemptions and exchanges.
 Street Address                           (   )                             (   )
--------------------------------------    -------------------------------  -------------------------------
 City, State, Zip Code                    Home Telephone                 Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected for Class A and Class B shares.
                   Checks should be made payable to "GT Global."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares / / Class B Shares or / / Advisor Class Advisor Class shares are sold through a different prospectus than Class A and Class B shares, are not sold directly to the general public and only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global, Inc. Special account requirements apply to Advisor Class shares. Please see an Advisor Class prospectus for complete information.

 If a class share box is not checked, your investment will be made in Class A shares. Minimum 2 funds; Maximum 10 funds; Minimum 5% allocation per fund.

  07 GT GLOBAL WORLDWIDE GROWTH FUND                   ----------      13 GT GLOBAL LATIN AMERICA GROWTH FUND        ----------

  05 GT GLOBAL INTERNATIONAL GROWTH FUND               ----------      24 GT GLOBAL AMERICA SMALL CAP GROWTH FUND    ----------

  16 GT GLOBAL EMERGING MARKETS FUND                   ----------      06 GT GLOBAL AMERICA GROWTH FUND              ----------

  11 GT GLOBAL HEALTH CARE FUND                        ----------      23 GT GLOBAL AMERICA VALUE FUND               ----------

  15 GT GLOBAL TELECOMMUNICATIONS FUND                 ----------      04 GT GLOBAL JAPAN GROWTH FUND                ----------

  19 GT GLOBAL INFRASTRUCTURE FUND                     ----------      10 GT GLOBAL GROWTH & INCOME FUND             ----------

  17 GT GLOBAL FINANCIAL SERVICES FUND                 ----------      09 GT GLOBAL GOVERNMENT INCOME FUND           ----------

  21 GT GLOBAL NATURAL RESOURCES FUND                  ----------      08 GT GLOBAL STRATEGIC INCOME FUND            ----------

  22 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND     ----------      18 GT GLOBAL HIGH INCOME FUND                 ----------

  02 GT GLOBAL NEW PACIFIC GROWTH FUND                 ----------      01 GT GLOBAL DOLLAR FUND                      ----------

  03 GT GLOBAL EUROPE GROWTH FUND                      ----------
  Rebalance frequency - check one
  / / Monthly   / / Quarterly   / / Semi annual   / /                  Total percentage must equal 100%.
  Annual
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
 All capital gains distributions and dividends will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
 dividends in cash.
 Investment will be split according to allocation.

AGREEMENTS AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. ANY
CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING WITH ALL SIGNATURES GUARANTEED (IF APPLICABLE).

------------------------------------------------------------
Date
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)

*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

                         GT GLOBAL GROWTH & INCOME FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                   GROPR610017MC

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
                          PROSPECTUS -- MARCH 1, 1997
--------------------------------------------------------------------------------

GT GLOBAL EMERGING MARKETS FUND ("EMERGING MARKETS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies in emerging markets.


GT GLOBAL LATIN AMERICA GROWTH FUND ("LATIN AMERICA GROWTH FUND") seeks capital appreciation by investing primarily in equity and debt securities of a broad range of Latin American issuers.



There can be no assurance that the Emerging Markets Fund or the Latin America Growth Fund (each a "Fund," and collectively, the "Funds") will achieve its investment objective.


The Funds are managed by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.


The Funds are designed for long term investors and not as trading vehicles. The Funds do not represent a complete investment program, nor are they suitable for all investors. The Funds may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. An investment in either Fund should be considered speculative and subject to special risk factors, related primarily to the Funds' investments in emerging markets and Latin America. Purchasers should carefully assess the risks associated with an investment in either Fund.



This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information for each Fund dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL RESERVE BOARD, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY.


An investment in either Fund offers the following advantages:


/ / Access to Securities Markets Around the World

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Low $500 Minimum Investment

/ / Alternative Purchase Plan


/ / Automatic Dividend and Other Distribution Reinvestment at No Additional
    Sales Charge


/ / Exchange Privileges with the Corresponding Classes of the Other GT Global
    Mutual Funds

/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan


FOR FURTHER INFORMATION CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Alternative Purchase Plan.................................................................         11
Investment Objectives and Policies........................................................         12
Risk Factors..............................................................................         18
How to Invest.............................................................................         23
How to Make Exchanges.....................................................................         30
How to Redeem Shares......................................................................         31
Shareholder Account Manual................................................................         33
Calculation of Net Asset Value............................................................         34
Dividends, Other Distributions and Federal Income Taxation................................         34
Management................................................................................         36
Other Information.........................................................................         39


                               Prospectus Page 2

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Funds:                     The  Emerging Markets Fund is a  diversified series, and the Latin
                               America Growth Fund is a non-diversified series of G.T. Investment
                               Funds, Inc. (the "Company").

Investment Objectives:         The Emerging Markets Fund seeks long-term growth of capital.

                               The Latin America Growth Fund seeks capital appreciation.

Principal Investments:         The Emerging Markets  Fund normally  invests at least  65% of  its total  assets  in  equity  securities  of  companies  in  emerging markets.

                               The Latin America Growth Fund normally invests at least 65% of its total assets  in  equity  and  debt  securities  issued  by  Latin
                               American companies and governments.

Principal Risk Factors:        There is no assurance that either Fund will achieve its investment objective.  The Funds' net asset values will fluctuate, reflecting fluctuations in the market value of their portfolio holdings.

                               Each Fund will invest primarily in foreign securities. Investments in foreign  securities involve  risks  relating to  political  and economic  developments  abroad  and  the  differences  between the regulations  to  which  U.S.  and  foreign  issuers  are  subject.
                               Individual   foreign  economies  also   may  differ  favorably  or
                               unfavorably from  the U.S.  economy. Changes  in foreign  currency exchange  rates will affect a Fund's net asset value, earnings and gains and losses  realized on sales  of securities. Securities  of foreign  companies  may  be  less  liquid  and  their  prices more volatile than those of securities of comparable U.S. companies.

                               Each Fund  may engage  in certain  foreign currency,  options  and futures transactions to attempt to hedge against the overall level of  investment and  currency risk  associated with  its present or planned investments. Such transactions  involve certain risks  and transaction costs.

                               The Emerging Markets Fund may invest up to 20% of its total assets in  below investment grade debt securities. There is no limitation on the percentage of the Latin America Growth Fund's total  assets that  may be invested in such securities. Investments of this type are subject to a greater risk of loss of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Manager:            The Manager is part of  Liechtenstein Global Trust, a provider  of global  asset management and private banking products and services
                               to  individual   and  institutional   investors,  entrusted   with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully  staffed investment offices in Frankfurt, Hong Kong, London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."


                               Prospectus Page 3

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Alternative Purchase Plan:     Investors may select Class  A or Class B  shares, each subject  to different expenses and a different sales charge structure.
  Class A Shares:              Offered  at  net  asset  value plus  any  applicable  sales charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.50% of the average daily net assets of each Fund's Class A shares.
  Class B Shares:              Offered at net  asset value (a  maximum contingent deferred  sales charge  of 5% of the lesser of  the shares' net asset value or the original purchase  price is  imposed on  certain redemptions  made within  six years of date of  purchase) and subject to service and distribution fees at  the annualized rate  of up to  1.00% of  the average daily net assets of each Fund's Class B shares.
Shares Available Through:      Class  A  and  Class B  shares  of  each Fund's  common  stock are available through broker/dealers who have entered into  agreements to  sell shares with the Funds'  distributor, GT Global, Inc. ("GT
                               Global"). Shares also may be  acquired directly through GT  Global or  through  exchanges of  shares of  the  other GT  Global Mutual
                               Funds, which are open-end management investment companies  advised and/or  administered  by  the  Manager. See  "How  to  Invest" and
                               "Shareholder Account Manual."
Exchange Privileges:           Shares of a class of either Fund may be exchanged without a  sales charge  for shares of  the corresponding class  of other GT Global
                               Mutual Funds. See "How to Make Exchanges" and "Shareholder Account
                               Manual."
Redemptions:                   Shares may be redeemed either through broker/dealers or the Funds'
                               transfer agent,  GT  Global  Investor  Services,  Inc.  ("Transfer
                               Agent").  See  "How  to Redeem  Shares"  and  "Shareholder Account
                               Manual."
Dividends and Other
  Distributions:               Dividends  are  paid  annually  from  net  investment  income  and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.
Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Fund  shares of  the distributing  class or  in shares  of  the corresponding  class  of other  GT Global  Mutual Funds  without a sales charge.
First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).
Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans).
Net Asset Values:              Class  A and Class B  shares of each Fund  are quoted daily in the financial section of most newspapers.
Other Features:
  Class A Shares               Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege           Portfolio Rebalancing Program

  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program
                               Portfolio Rebalancing Program


                               Prospectus Page 4

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                        GT GLOBAL EMERGING MARKETS FUND

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Emerging Markets Fund are reflected in the following tables (1):


                                                                                                        CLASS A      CLASS B
                                                                                                      -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases (as a % of offering price)......................................         4.75%       None
  Sales charges on reinvested distributions to shareholders.........................................      None           None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)...........................................................................................        None          5.00%
  Redemption charges................................................................................        None         None
  Exchange fees:
    -- On first four exchanges each year............................................................        None         None
    -- On each additional exchange..................................................................  $      7.50  $      7.50

ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....................................................         0.98%        0.98%
  12b-1 distribution and service fees...............................................................         0.50%        1.00%
  Other expenses....................................................................................         0.60%        0.60%
                                                                                                           -----        -----
  Total Fund Operating Expenses.....................................................................         2.08%        2.58%
                                                                                                           -----        -----
                                                                                                           -----        -----


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                                                        FIVE
                                                                                            ONE YEAR    THREE YEARS     YEARS
                                                                                              -----     -----------     -----
Class A Shares (4).......................................................................   $      68    $     110    $     156
Class B Shares
    Assuming a complete redemption at end of period (5)..................................   $      76    $     111    $     159
    Assuming no redemption...............................................................   $      26    $      81    $     139

                                                                                               TEN
                                                                                              YEARS
                                                                                              -----
Class A Shares (4).......................................................................   $     280
Class B Shares
    Assuming a complete redemption at end of period (5)..................................   $     295
    Assuming no redemption...............................................................   $     295


------------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."


(3) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 distribution and service fees.


(4) Assumes payment of maximum sales charge by the investor.

(5) Assumes payment of the applicable contingent deferred sales charge.

                               Prospectus Page 5

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Latin America Growth Fund are reflected in the following tables (1):


                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares (as a % of offering price).............................        4.75%        None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)............................................................................................        None         5.00 %
  Redemption charges.................................................................................        None         None
  Exchange fees:
      -- On first four exchanges each year...........................................................        None         None
      -- On each additional exchange.................................................................  $     7.50   $     7.50

ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................        0.98 %       0.98 %
  12b-1 distribution and service fees................................................................        0.50 %       1.00 %
  Other expenses.....................................................................................        0.62 %       0.62 %
                                                                                                            -----        -----
  Total Fund Operating Expenses......................................................................        2.10 %       2.60 %
                                                                                                            -----        -----
                                                                                                            -----        -----


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                                            ONE YEAR    THREE YEARS  FIVE YEARS
                                                                                              -----     -----------     -----
Class A Shares (4).......................................................................   $      68    $     111    $     157
Class B Shares
    Assuming a complete redemption at end of period (5)..................................   $      77    $     112    $     160
    Assuming no redemption...............................................................   $      27    $      82    $     140

                                                                                            TEN YEARS
                                                                                              -----
Class A Shares (4).......................................................................   $     282
Class B Shares
    Assuming a complete redemption at end of period (5)..................................   $     297
    Assuming no redemption...............................................................   $     297

------------------
(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.
(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."
(3) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 distribution and service fees.
(4)  Assumes payment of maximum sales charge by the investor.
(5)  Assumes payment of the applicable contingent deferred sales charge.


                               Prospectus Page 6

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund offered through this Prospectus for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1996, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                        GT GLOBAL EMERGING MARKETS FUND

                                                                                     CLASS A+
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                                    1996             1995(E)              1994
                                                              ----------------   ----------------   ----------------
Per share operating performance:
Net asset value, beginning of period........................      $ 13.85            $ 18.81            $  14.42
                                                              ----------------   ----------------   ----------------
Income from investment operations:
  Net investment income (loss)..............................         0.11               0.13               (0.02)
  Net realized and unrealized gain (loss) on investments....         0.30              (4.32)               4.68
                                                              ----------------   ----------------   ----------------
    Net increase (decrease) from investment operations......         0.41              (4.19)               4.66
                                                              ----------------   ----------------   ----------------
Distributions:
  From net investment income................................           --                 --               (0.01)
  From net realized gain on investments.....................           --              (0.77)              (0.26)
                                                              ----------------   ----------------   ----------------
    Total distributions.....................................           --              (0.77)              (0.27)
                                                              ----------------   ----------------   ----------------
Net asset value, end of period..............................      $ 14.26            $ 13.85            $  18.81
                                                              ----------------   ----------------   ----------------
                                                              ----------------   ----------------   ----------------
Total investment return (c).................................         2.96%            (23.04)%             32.58%
                                                              ----------------   ----------------   ----------------
                                                              ----------------   ----------------   ----------------
Ratios and supplemental data:
Net assets, end of period (in 000's)........................      $224,964           $252,457           $417,322
Ratio of net investment income (loss) to average net
 assets.....................................................         0.76%              0.89%              (0.11)%
Ratio of expenses to average net assets:
  With expense reductions...................................         1.96%              2.12%               2.06%
  Without expense reductions................................         2.08%              2.14%                 --%(d)
Portfolio turnover rate +++.................................          104%               114%                100%
Average commission rate per share paid on portfolio
 transactions+++............................................      $0.0040                N/A                 N/A


                                                                                    MAY 18, 1992
                                                                                     (COMMENCE-
                                                                                       MENT OF
                                                                                     OPERATIONS)
                                                                    1993         TO OCTOBER 31, 1992
                                                              ----------------   -------------------
Per share operating performance:
Net asset value, beginning of period........................      $  11.10             $ 11.43
                                                              ----------------        --------
Income from investment operations:
  Net investment income (loss)..............................          0.02*               0.07*
  Net realized and unrealized gain (loss) on investments....          3.38               (0.40)
                                                              ----------------        --------
    Net increase (decrease) from investment operations......          3.40               (0.33)
                                                              ----------------        --------
Distributions:
  From net investment income................................         (0.08)                 --
  From net realized gain on investments.....................            --                  --
                                                              ----------------        --------
    Total distributions.....................................         (0.08)                 --
                                                              ----------------        --------
Net asset value, end of period..............................      $  14.42             $ 11.10
                                                              ----------------        --------
                                                              ----------------        --------
Total investment return (c).................................         30.90%              (2.90)%(a)
                                                              ----------------        --------
                                                              ----------------        --------
Ratios and supplemental data:
Net assets, end of period (in 000's)........................      $187,808             $84,558
Ratio of net investment income (loss) to average net
 assets.....................................................           0.1%*               1.7%*(b)
Ratio of expenses to average net assets:
  With expense reductions...................................           2.4%*               2.4%*(b)
  Without expense reductions................................            --%(d)              --%(d)
Portfolio turnover rate +++.................................            99%                 32%(b)
Average commission rate per share paid on portfolio
 transactions+++............................................           N/A                 N/A


------------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Includes reimbursement by the Manager of Fund operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been (0.11)% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.


(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

(e) These selected per share data were calculated based upon weighted average shares outstanding during the period.

N/A Not applicable.


                               Prospectus Page 7

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                        GT GLOBAL EMERGING MARKETS FUND
                                  (CONTINUED)

                                                                                            CLASS B++
                                                                               -----------------------------------
                                                                                     YEAR ENDED OCTOBER 31,
                                                                               -----------------------------------
                                                                                     1996             1995(E)
                                                                               ----------------   ----------------
Per share operating performance:
Net asset value, beginning of period.........................................      $  13.68           $  18.68
                                                                               ----------------   ----------------
Income from investment operations:
  Net investment income (loss)...............................................          0.04               0.06
  Net realized and unrealized gain (loss) on investments.....................          0.30              (4.29)
                                                                               ----------------   ----------------
    Net increase (decrease) from investment operations.......................          0.34              (4.23)
                                                                               ----------------   ----------------
Distributions:
  From net investment income.................................................            --                 --
  From net realized gain on investments......................................            --              (0.77)
                                                                               ----------------   ----------------
    Total distributions......................................................            --              (0.77)
                                                                               ----------------   ----------------
Net asset value, end of period...............................................      $  14.02           $  13.68
                                                                               ----------------   ----------------
                                                                               ----------------   ----------------
Total investment return (c)..................................................          2.49%            (23.37)%
                                                                               ----------------   ----------------
                                                                               ----------------   ----------------
Ratios and supplemental data:
Net assets, end of period (in 000's).........................................      $216,004           $225,861
Ratio of net investment income (loss) to average net assets..................          0.26%              0.39%
Ratio of expenses to average net assets:
  With expense reductions....................................................          2.46%              2.62%
  Without expense reductions.................................................          2.58%              2.64%
Portfolio turnover rate +++..................................................           104%               114%
Average commission rate per share paid on portfolio transactions+++..........      $ 0.0040                N/A


                                                                                                  APRIL 1, 1993 TO
                                                                                     1994         OCTOBER 31, 1993
                                                                               ----------------   ----------------
Per share operating performance:
Net asset value, beginning of period.........................................      $  14.39           $  11.47
                                                                               ----------------       --------
Income from investment operations:
  Net investment income (loss)...............................................         (0.12)              0.00**
  Net realized and unrealized gain (loss) on investments.....................          4.67               2.92
                                                                               ----------------       --------
    Net increase (decrease) from investment operations.......................          4.55               2.92
                                                                               ----------------       --------
Distributions:
  From net investment income.................................................            --                 --
  From net realized gain on investments......................................         (0.26)                --
                                                                               ----------------       --------
    Total distributions......................................................         (0.26)                --
                                                                               ----------------       --------
Net asset value, end of period...............................................      $  18.68           $  14.39
                                                                               ----------------       --------
                                                                               ----------------       --------
Total investment return (c)..................................................         31.77%              25.5%(a)
                                                                               ----------------       --------
                                                                               ----------------       --------
Ratios and supplemental data:
Net assets, end of period (in 000's).........................................      $291,289           $ 32,318
Ratio of net investment income (loss) to average net assets..................         (0.61)%             (0.4)%**(b)

Ratio of expenses to average net assets:
  With expense reductions....................................................          2.56%               2.9%**(b)

  Without expense reductions.................................................            --%(d)             --%(d)
Portfolio turnover rate +++..................................................           100%                99%
Average commission rate per share paid on portfolio transactions+++..........           N/A                N/A


------------------

++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



** Includes reimbursement by the Manager of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.11% and the ratio of net investment income to average net assets would have been (0.61)%.


(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

(e) These selected per share data were calculated based upon weighted average shares outstanding during the period.


N/A Not applicable.


                               Prospectus Page 8

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND


                                                                            CLASS A+
                                               ------------------------------------------------------------------
                                                                                                AUGUST 13, 1991
                                                                                                  (COMMENCE-
                                                          YEAR ENDED OCTOBER 31,                    MENT OF
                                               ---------------------------------------------      OPERATIONS)
                                                1996    1995(A)  1994(A)   1993(A)    1992    TO OCTOBER 31, 1991
                                               -------  -------  --------  --------  -------  -------------------
Per Share Operating Performance:
Net asset value, beginning of period.........  $15.38   $26.11   $19.78    $15.59    $16.45        $  14.29
                                               -------  -------  --------  --------  -------     ----------
Income from investment operations:
  Net investment income (loss)...............   0.09     0.15    (0.08   ) 0.18    * 0.25   *          0.01*
  Net realized and unrealized gain (loss) on
   investments...............................   2.59    (9.28  ) 6.75      5.21      (0.98  )          2.15
                                               -------  -------  --------  --------  -------     ----------
    Net increase (decrease) from investment
     operations..............................   2.68    (9.13  ) 6.67      5.39      (0.73  )          2.16
                                               -------  -------  --------  --------  -------     ----------
Distributions:
  From net investment income.................  (0.08  )  0.00    (0.19   ) (0.12   ) (0.13  )          0.00
  From net realized gain on
   investments...............................  (0.00  ) (1.60  ) (0.15   ) (1.08   ) 0.00              0.00
  In excess of net investment income.........  (0.03  ) (0.00  ) (0.00   ) (0.00   ) (0.00  )         (0.00)
                                               -------  -------  --------  --------  -------     ----------
    Total distributions......................  (0.11  ) (1.60  ) (0.34   ) (1.20   ) (0.13  )          0.00
                                               -------  -------  --------  --------  -------     ----------
Net asset value, end of period...............  $17.95   $15.38   $26.11    $19.78    $15.59        $  16.45
                                               -------  -------  --------  --------  -------     ----------
                                               -------  -------  --------  --------  -------     ----------
Total investment return (d)..................  17.52%   (37.16%  34.10%    37.10%    (4.50%           15.10%(b)
                                               -------  -------  --------  --------  -------     ----------
                                               -------  -------  --------  --------  -------     ----------
Ratios and supplemental data:

Net assets, end of period (in 000's).........  $177,373 $182,462 $336,960  $129,280  $94,085       $125,038
Ratio of net investment income (loss) to
 average net assets..........................   0.46%    0.86%   (0.29%    1.30%*    1.30%*            1.20%*(c)
Ratio of expenses to average net assets:
  With expense reductions....................   2.03%    2.11%   2.04%     2.40%*    2.40%*            2.40%*(c)
  Without expense reductions.................   2.10%    2.12%     --%(e)    --%(e)   --%(e)             --%(e)
Portfolio turnover rate +++..................    101%     125%    155%      112%     159%              none
Average commission rate per share paid on
 portfolio transactions+++...................  $0.0005    N/A     N/A       N/A      N/A                N/A


------------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 (commencement of operations) to October 31, 1991, respectively. Without such reimbursements, the expense ratios would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively.

(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, in any.


N/A Not applicable.


                               Prospectus Page 9

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                      GT GLOBAL LATIN AMERICA GROWTH FUND
                                  (CONTINUED)


                                                                               CLASS B++
                                                    ---------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------
                                                           1996                 1995(A)               1994(A)
                                                    -------------------   -------------------   -------------------
Per Share Operating Performance:
Net asset value, beginning of period..............       $  15,21              $  25.94              $  19.75
                                                       ----------            ----------            ----------
Income from investment operations:
  Net investment income (loss)....................          (0.00)                 0.06                 (0.22)
  Net realized and unrealized gain (loss) on
   investments....................................           2.59                 (9.19)                 6.74
                                                       ----------            ----------            ----------
    Net increase (decrease) from investment
     operations...................................           2.59                 (9.13)                 6.52
                                                       ----------            ----------            ----------
Distributions:
  From net investment income......................          (0.01)                 0.00                 (0.18)
  From net realized gain on investments...........          (0.00)                (1.60)                (0.15)
  In excess of net investment income..............          (0.01)                (0.00)                (0.00)
                                                       ----------            ----------            ----------
    Total distributions...........................          (0.02)                (1.60)                (0.33)
                                                       ----------            ----------            ----------
Net asset value, end of period....................       $  17.78              $  15.21              $  25.94
                                                       ----------            ----------            ----------
                                                       ----------            ----------            ----------
Total investment return (d).......................          17.02%               (37.42)%               33.33%
                                                       ----------            ----------            ----------
                                                       ----------            ----------            ----------
Ratios and supplemental data:

Net assets, end of period (in 000's)..............       $137,400              $134,527              $211,673
Ratio of net investment income (loss) to average
 net assets.......................................          (0.04)%                0.36%                (0.79)%
Ratio of expenses to average net assets:
  With expense reductions.........................           2.53%                 2.61%                 2.54%
  Without expense reductions......................           2.60%                 2.62%                   --%(e)
Portfolio turnover rate +++.......................            101%                  125%                  155%
Average commission rate per share paid on
 portfolio transactions+++........................       $ 0.0005                   N/A                   N/A


                                                     APRIL 1, 1993 TO
                                                    OCTOBER 31, 1993(A)
                                                    -------------------
Per Share Operating Performance:
Net asset value, beginning of period..............        $ 16.26
                                                         --------
Income from investment operations:
  Net investment income (loss)....................          (0.07)
  Net realized and unrealized gain (loss) on
   investments....................................           3.56
                                                         --------
    Net increase (decrease) from investment
     operations...................................           3.49
                                                         --------
Distributions:
  From net investment income......................           0.00
  From net realized gain on investments...........           0.00
  In excess of net investment income..............          (0.00)
                                                         --------
    Total distributions...........................           0.00
                                                         --------
Net asset value, end of period....................        $ 19.75
                                                         --------
                                                         --------
Total investment return (d).......................          21.50%(b)
                                                         --------
                                                         --------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............        $13,576
Ratio of net investment income (loss) to average
 net assets.......................................          (0.70)%(c)
Ratio of expenses to average net assets:
  With expense reductions.........................           2.90%(c)
  Without expense reductions......................             --%(e)
Portfolio turnover rate +++.......................            112%
Average commission rate per share paid on
 portfolio transactions+++........................            N/A


------------------

++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, in any.


N/A Not applicable.


                               Prospectus Page 10

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------


DIFFERENCES BETWEEN THE CLASSES. The primary difference between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Make Exchanges." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.


CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of the Funds also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class.

CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in a Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of a Fund should cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the same Fund.


FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class of shares of a Fund to purchase, investors should consider the foregoing factors as well as the following:


INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares of a Fund will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.50% service and distribution fees for the Funds on that Fund's Class A shares. For example, if net asset value remains constant, the Class B shares' aggregate service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approxi-mately nine years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because over time the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated service and distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.

REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for

                               Prospectus Page 11

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in that Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares of a Fund. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.


Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Funds.


See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Calculation of Net Asset Value" for other differences between these two classes.


ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

EMERGING MARKETS FUND
The Emerging Markets Fund's investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics.


For purposes of the Emerging Markets Fund's operations, "emerging markets" consist of all countries determined by the Manager to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries that the Emerging Markets Fund does not consider to be emerging markets.


                               Prospectus Page 12

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:


  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast    Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe



Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.


As used in this Prospectus, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

The Emerging Markets Fund may also invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.


The Emerging Markets Fund invests in those emerging markets that the Manager believes have strongly developing economies and in which the markets are becoming more sophisticated. In selecting investments, the Manager seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Manager then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. In evaluating investments in securities of issuers in developed markets, the Manager will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.



The Manager believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, the Manager believes that the Emerging Markets Fund's policy of investing in equity securities of companies in emerging markets may enable the Fund to achieve results superior to those produced by mutual funds with similar objectives that invest solely in equity securities of issuers domiciled in the United States and/or in other developed markets.


INVESTMENTS IN DEBT SECURITIES. The Emerging Markets Fund may invest in debt securities of governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade or not rated by U.S. rating agencies. The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors -- Risks Associated with Debt Securities."

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If the rating of a debt security held by the Emerging Markets Fund drops below a minimum rating considered acceptable by the Manager, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Fund and its shareholders.



Growth of capital in debt securities may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/ or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to its objective of long-term growth of capital.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Under a defensive strategy, the Emerging Markets Fund temporarily may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of its investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


LATIN AMERICA GROWTH FUND

The Latin America Growth Fund's investment objective is capital appreciation. The Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. Normally, the Fund will invest a majority of its assets in equity securities. The Fund may also invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers.



For purposes of this Prospectus, unless otherwise indicated, the Latin America Growth Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions, the Latin America Growth Fund expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.



The Latin America Growth Fund defines securities of Latin American issuers to include: (a) securities of companies organized under the laws of, or having a principal office located in, a Latin American country; (b) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the Manager's view, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities.



In allocating investments among the various Latin American countries, the Manager looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Manager will consider, among other factors: the level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in


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Latin American government policy including regulation governing industry, trade, financial markets, and foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade. In evaluating investments in securities of U.S. issuers, the Manager will consider, among other factors, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.



Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Latin America Growth Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of the Fund's assets invested directly in Chile may be less than the portion invested in other Latin American countries because, at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, the Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.



INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Latin America Growth Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of its assets that may be invested in debt securities that are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities."



The Latin America Growth Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of, among others, Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.



The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.



Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels and/ or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Latin America Growth Fund is incidental to its objective of capital appreciation.



TEMPORARY DEFENSIVE STRATEGIES. The Latin America Growth Fund may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational units) and/or high quality debt securities or money market instruments to generate income to defray its expenses, for temporary defensive purposes and pending investment in accordance with its investment objective and policies. In addition, the Fund may be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new Fund shares. The Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, the Manager determines that opportunities for capital appreciation in those markets would be significantly limited over an


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extended period or that investing in those markets presents undue risk of loss.


ADDITIONAL INVESTMENT POLICIES OF EMERGING MARKETS FUND AND LATIN AMERICA GROWTH FUND


INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Funds may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies. Pursuant to the Investment Company Act of 1940 (the "1940 Act"), a Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.



Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities and is subject to limitations under the 1940 Act and market availability. The Funds do not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.



SECURITIES LENDING. The Funds may lend their portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset the Fund's custody fees. At all times a loan is outstanding, a Fund's borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to the value of the borrowed securities plus any accrued interest. Each Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.



PRIVATIZATIONS. The governments in some emerging markets and Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain emerging markets and Latin American countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, or the terms on which the Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING. It is a fundamental policy of each Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of the Funds' shares than would be the case if the Funds did not borrow, but also may enable the Funds to retain favorable securities positions rather than liquidating such positions to meet redemptions. It is a nonfundamental policy of the Emerging Markets Fund and a fundamental policy of the Latin America Growth Fund, that the Funds will not purchase securities during times when outstanding borrowings represent 5% or more of each Fund's total assets.



WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Funds may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Funds. If a Fund disposes of the right


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to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with that Fund's custodian bank and will be marked to market daily. There is a risk that the securities may not be delivered and that the Funds may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, each Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. Each Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.



Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets and most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Manager may not be able to effectively hedge its investment in such markets.



Each Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Manager intends to include in the Fund's portfolio. The Funds also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.



Further, a Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect the Fund's portfolio. A Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolios against changes in the general level of interest rates.



OTHER INFORMATION. The investment objective of the Emerging Markets Fund and of the Latin America Growth Fund may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Emerging Markets Fund and the Latin America Growth Fund each have adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Emerging Markets Fund's and the Latin America Growth Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval.


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                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that either Fund will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure.


Investing in either Fund entails a substantial degree of risk and an investment in either Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets and Latin America, which are in addition to the usual risks of investing in developed markets around the world.

EMERGING MARKETS FUND. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Emerging Markets Fund could lose its entire investment in that market.


Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets.


Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In addition, the securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Emerging Markets Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Emerging Markets Fund to make intended securities purchases due to settlement problems could cause the Emerging Markets Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Emerging Markets Fund due to subsequent declines in value of the portfolio security or, if the Emerging Markets Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Emerging Markets Fund's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company, such as

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the Emerging Markets Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Emerging Markets Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Emerging Markets Fund's identification of such conditions until the date of any SEC action, the Emerging Markets Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Directors.



LATIN AMERICA GROWTH FUND. The Latin America Growth Fund is classified under the 1940 Act as a "non-diversified" fund. As a result, the Latin America Growth Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Latin America Growth Fund invests in a smaller number of issuers, the value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.


Investing in securities of Latin American issuers involves risks relating to potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Latin America Growth Fund could lose its entire investment in any such country.

The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Accordingly, when the Latin America Growth Fund believes that circumstances dictate, it will follow the procedures as described above concerning the Emerging Markets Fund.

The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Latin America Growth Fund at a higher rate than those imposed by other foreign countries. This may reduce the Latin America Growth Fund's investment income available for distribution to shareholders.

Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.


Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. The Fund may invest in debt securities, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with


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respect to commercial bank loans by public and private entities issuing Brady Bonds.

RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Emerging Markets Fund or by the Latin America Growth Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Funds' debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Funds in that market will likely decrease in value.

The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade and the Latin America Growth Fund may invest up to 50% of its total assets in debt securities of any rating. Such investments involve a high degree of risk.


Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's Ratings Group ("S&P") and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.


The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market and Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.


Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Funds. In addition, the Funds may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and either Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds' portfolios. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

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In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

A Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and a Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging or Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or Latin American markets in the event of default by the governments under commercial bank loan agreements.


ILLIQUID SECURITIES. The Emerging Markets Fund may invest up to 15% of its net assets, and the Latin America Growth Fund may invest up to 10% of its net assets in securities for which no readily available market exists, so-called "Illiquid Securities." The Latin America Growth Fund may invest in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations"). The Manager believes that carefully selected investments in Special Situations could enable the Latin America Growth Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to limit investment risk, the Latin America Growth Fund will invest no more than 5% of it total assets in Special Situations.


Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


CURRENCY RISK. Because the Emerging Markets Fund and the Latin America Growth Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may hold foreign currencies, each Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Fund's shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.


Many of the currencies of emerging market and Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.


OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. Although either Fund is authorized to enter into options, futures and forward currency transactions, a Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation,


                               Prospectus Page 21

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need of a Fund to defer closing out certain options, futures contracts, forward currency contracts and/or foreign currency positions in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.


                               Prospectus Page 22

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                                 HOW TO INVEST


--------------------------------------------------------------------------------


GENERAL. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Code and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."

Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.


PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, each Fund's distributor, by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.



Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephone or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent


                               Prospectus Page 23

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.


CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

                           PURCHASING CLASS A SHARES

Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule:

                       SALES CHARGE AS PERCENTAGE OF         DEALER
                                                         REALLOWANCE AS
AMOUNT OF PURCHASE     ------------------------------     PERCENTAGE OF
AT THE PUBLIC            OFFERING           NET           THE OFFERING
OFFERING PRICE             PRICE        INVESTMENT            PRICE
---------------------  -------------  ---------------  -------------------
Less than $50,000....          4.75%           4.99%              4.25%
$50,000 but less than
  $100,000...........          4.00%           4.17%              3.50%
$100,000 but less
  than $250,000......          3.00%           3.09%              2.75%
$250,000 but less
  than $500,000......          2.00%           2.04%              1.75%
$500,000 or
  more...............          0.00%           0.00%            *

------------------
* GT Global will pay the following commissions to broker/ dealers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker/dealer on behalf of a single client so that the broker/dealer's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.


All shares purchased without a sales charge based on the aggregate purchase amount's equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. See "Contingent Deferred Sales Charge -- Class A Shares."


From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge on Class A shares. In some instances, GT Global may offer these reallowances only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/ dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended ("1933 Act"). These commissions may be paid to broker/dealers and other financial institutions that initiate purchases made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."

The following purchases may be aggregated for purposes of determining the "Amount of Purchase":


(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years, including purchases in connection with an employee benefit plan or plans exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant, self-employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s);


(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above; and

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

                               Prospectus Page 24

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:


(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations that have at least 100 but less than 1,000 employees, and trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations with collective retirement plan assets of $500,000 or more and have less than 100 employees, and purchases of at least $500,000 by trustees or other fiduciaries of employee benefit plans with collective retirement plan assets of $100 million or more.



(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager or administrator; employees or retired employees of the companies composing Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.


(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver equals at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.


(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.


(xiii) An investor purchasing shares of a Fund with redemption proceeds from a registered management investment company that is not one of the GT Global Mutual Funds, on which the investor was subject to a front-end sales charge or a contingent deferred sales charge.


REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes."


                               Prospectus Page 25

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Funds may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the amount equal to the total purchase price of the investor's concurrent purchases of the other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in Class A shares of the Funds and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI, the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.

Investors should be aware that either Fund may, in the future, suspend the offering of its shares although not for previously established LOIs. The Latin America Growth Fund has previously suspended the offering of its shares. If all ongoing sales of either Fund shares are suspended, however, an LOI executed in connection with the offering of that Fund's shares may continue to be completed by the purchase of shares of one or more other GT Global Mutual Funds (other than GT Global Dollar Fund).

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without an initial sales charge. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than one year after their purchase. Such shares purchased for at least $500,000 without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions

                               Prospectus Page 26

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.


Class B shares will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below.

                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                         REDEMPTION
                                       OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%


In determining whether a contingent deferred sales charge is applicable, it will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and distributions; then of shares purchased seven years or more prior to the redemption; and finally, of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange the length of the holding period will be measured from the date of original purchase.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                           CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS


The contingent deferred sales charge will be waived for: (1) exchanges, as described below; (2) redemptions in connection with each Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global, IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (8) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of asset) and the proceeds of which are reinvested in GT Global Mutual Funds; (10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code of the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions


                               Prospectus Page 27

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation section 1.401(k)-1(d)(2); and (15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

                         PROGRAMS APPLICABLE TO CLASS A
                               AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Emerging Markets Fund or Latin America Growth Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in either the Emerging Markets Fund or Latin America Growth Fund. Investors should be aware that the Emerging Markets Fund or Latin America Growth Fund may suspend the offering of its shares in the future, although not the previously established Automatic Investment Plans. If a suspension of all sales is made, automatic investments will not be accepted until the offering is recommenced. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Funds in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/dealers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.


A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should be aware that the Emerging Markets Fund or Latin America Growth Fund may suspend the offering of its shares in the future, although not for shareholders who are participants in the Dollar Cost Averaging Program at that time. If a suspension of all sales is made, the Funds will not accept Monthly Investments. Investors should contact their brokers or GT Global for more information.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during

                               Prospectus Page 28

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain broker/dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/dealers or GT Global for more information.


                               Prospectus Page 29

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                             HOW TO MAKE EXCHANGES


--------------------------------------------------------------------------------


Shares of the Funds may be exchanged for shares of the same class of any of the other GT Global Mutual Funds (including the other Fund), based on their respective net asset values, without imposition of any sales charges, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."


In addition to the Funds, the GT Global Mutual Funds currently include:

   -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
   -- GT GLOBAL AMERICA MID CAP GROWTH FUND
   -- GT GLOBAL AMERICA VALUE FUND
   -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
   -- GT GLOBAL DOLLAR FUND
   -- GT GLOBAL EUROPE GROWTH FUND
   -- GT GLOBAL FINANCIAL SERVICES FUND
   -- GT GLOBAL GOVERNMENT INCOME FUND
   -- GT GLOBAL GROWTH & INCOME FUND
   -- GT GLOBAL HEALTH CARE FUND
   -- GT GLOBAL HIGH INCOME FUND
   -- GT GLOBAL INFRASTRUCTURE FUND
   -- GT GLOBAL INTERNATIONAL GROWTH FUND
   -- GT GLOBAL JAPAN GROWTH FUND
   -- GT GLOBAL NATURAL RESOURCES FUND
   -- GT GLOBAL NEW PACIFIC GROWTH FUND
   -- GT GLOBAL STRATEGIC INCOME FUND
   -- GT GLOBAL TELECOMMUNICATIONS FUND
   -- GT GLOBAL WORLDWIDE GROWTH FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


A shareholder interested in making an exchange should contact his broker or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her broker/dealer or to the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.



Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker or to the Transfer Agent at the address set forth in the Shareholder Account Manual.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, the Funds and GT Global reserve the right to reject any purchase order.


                               Prospectus Page 30

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                              HOW TO REDEEM SHARES


--------------------------------------------------------------------------------


Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns both Class A and Class B shares of a Fund, Class A shares will be redeemed first unless the shareholder specifically requests otherwise.



REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers that sell shares of the Funds may submit redemption requests to such broker/dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/ dealer. Broker/Dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the net asset value next determined after the broker/dealer receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/Dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.


REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder uncertain about the Funds' signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.



REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


                               Prospectus Page 31

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceeding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares in the Funds with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on certain redemptions of Class A shares purchased for at least $500,000 without an initial sales charge and Class B shares made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his broker/dealer or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 32

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 33

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                         CALCULATION OF NET ASSET VALUE


--------------------------------------------------------------------------------


Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently, 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing) each Business Day. Each Fund's asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Equity securities held by a Fund are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC markets that trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of the Funds may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of the Funds.



The different service and distribution fees borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of Class A and Class B shares of a Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential between the classes.


--------------------------------------------------------------------------------


                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION


--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less any applicable expenses. Each Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund


                               Prospectus Page 34

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional Fund shares.


Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified

                               Prospectus Page 35

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of a Fund's shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including the other
Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of that Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds. See "Directors and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Company.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as each Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, each of the Funds pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. The Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.40% and 2.90% of the average daily net assets of the Fund's Class A and Class B shares, respectively. This undertaking may be changed or eliminated in the future.



The Manager also serves as each Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.


The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients

                               Prospectus Page 36

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.


The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of December 31, 1996, the Manager and its worldwide asset management affiliates manage approximately $62 billion. In the United States, as of December 31, 1996, the Manager manages or administers approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $84 billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. and the resulting entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.


In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of the Funds are as follows:

                             EMERGING MARKETS FUND


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Jonathan Chew                           Portfolio Manager since Fund inception  Portfolio Manager for the Manager, LGT
 London                                  in 1992                                 Asset Management PLC (London) and LGT
                                                                                 Asset Management Ltd. (Hong Kong).

James M. Bogin                          Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1989 to 1993, Mr.
                                                                                 Bogin was a Fund Manager at Nomura
                                                                                 Investment Management Co. (Tokyo).

John R. Legat                           Portfolio Manager since 1995            Portfolio Manager for the Manager and
 London                                                                          LGT Asset Management PLC (London).


                           LATIN AMERICA GROWTH FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Soraya M. Betterton                     Portfolio Manager since Fund inception  Portfolio Manager for the Manager.
 San Francisco                           in 1991

                               Prospectus Page 37

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


In placing securities orders for the Funds' portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.


DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Class A and Class B shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.

The Latin America Growth Fund has previously suspended the offering of its shares upon the advice of the Manager that doing so was in the best interests of the portfolio management process. As of the date of this Prospectus, the Latin America Growth Fund has resumed sales of its shares based upon the Manager's advice that it is consistent with prudent portfolio management to do so. However, the Latin America Growth Fund reserves the right to suspend sales again and Emerging Markets Fund reserves the right to suspend sales in the future based upon the foregoing portfolio considerations.

GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to the Fund's Class A shares ("Class A Plan"), the Funds may each pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may each pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A Shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under each Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted by the Company's Board of Directors with respect to the Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

GT Global's service and distribution expenses under the Plans include the payment of ongoing commissions; the cost of any additional compensation

                               Prospectus Page 38

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
paid by GT Global to brokers and dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's service and distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under each Class B Plan include payment of initial sales commissions to broker/ dealers and interest on any unreimbursed amounts carried forward thereunder. GT Global expects that it will continue to incur certain of such service and distribution expenses, including trail commission payments and other account servicing costs, during any suspension of the offering of the Funds shares.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Funds. While the matter is not free from doubt, the Board of Directors believes that such laws should not preclude a bank from providing administration or shareholder servicing support or preclude a bank's affiliates from acting as a broker/dealer. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank and its affiliates from continuing to perform all or part of its servicing or broker/dealer activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders will receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the relevant Fund(s) to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Emerging Markets Fund and the Latin America Growth Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.


The Company normally will not hold annual meetings of shareholders, except as required under the

                               Prospectus Page 39

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund. One hundred million shares have been classified as Class A shares of each Fund, one hundred million shares have been classified as Class B shares of each Fund, and one hundred million shares have been classified as Advisor Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and other distributions.


In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

                               Prospectus Page 40

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121
N. California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company, or Trust, as applicable, and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 41

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 42

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 43

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 44

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 45

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 P.O. Box 7345                                                                                                   ACCOUNT APPLICATION
 SAN FRANCISCO, CA 94120-7345
 800/223-2138

 / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.

 ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: --------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


  ------------------------------------    --------------------------------------------------------------------------------
  Owner                                   Social  Security  Number  /  /  or  Tax  I.D.  Number  /  /  (Check  applicable  box)
  ------------------------------------    If  more than  one owner,  social security  number or  taxpayer identification number
  Co-owner 1                              should be provided for first owner listed. If a purchase is made under Uniform  Gift/
  ------------------------------------    Transfer  to  Minors Act,  social  security number  of  the minor  must  be provided.
  Co-owner 2                              Resident of /  / U.S.   / / Other  (specify)-----------------------------------------

                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  Street Address                                                          Home Telephone
                                                                          (    )
  ----------------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                                   Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "GT GLOBAL."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / /Class B Shares (Not available for purchases of $500,000 or more or, except for investors participating in the Portfolio Rebalancing Program, for the GT Global Dollar Fund).
 If a class share box is not checked, your investment will be made in Class A shares.

                                                       INITIAL                                                       INITIAL
                                                       INVESTMENT                                                    INVESTMENT
07 / / GT GLOBAL WORLDWIDE GROWTH FUND                 $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
05 / / GT GLOBAL INTERNATIONAL GROWTH FUND             $               24 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
16 / / GT GLOBAL EMERGING MARKETS FUND                 $               06 / / GT GLOBAL AMERICA MID CAP GROWTH FUND  $
                                                       ----------                                                    ----------
11 / / GT GLOBAL HEALTH CARE FUND                      $               23 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
15 / / GT GLOBAL TELECOMMUNICATIONS FUND               $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
19 / / GT GLOBAL INFRASTRUCTURE FUND                   $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
17 / / GT GLOBAL FINANCIAL SERVICES FUND               $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
21 / / GT GLOBAL NATURAL RESOURCES FUND                $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
02 / / GT GLOBAL NEW PACIFIC GROWTH FUND               $               01 / / GT GLOBAL DOLLAR FUND                  $
                                                       ----------                                                    ----------
03 / / GT GLOBAL EUROPE GROWTH FUND                    $
                                                       ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of GT Global Dollar Fund and GT Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another GT Global Mutual Fund: Fund Name ------------------------------------------

 AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

     OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

 -----------------------------------------------------------
 Date

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 X                                                            X
 ---------------------------------------------------------    ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000 may be wired or mailed to a
 Transfer Agent of the GT Global Mutual Funds, to      Pre-Designated Account at your bank. (Wiring
 honor any telephone, telex or telegraphic             instructions may be obtained from your bank.) A
 instructions reasonably believed to be authentic      bank wire service fee may be charged.
 for redemption and/or exchange between a similar
 class of shares of any of the Funds distributed       --------------------------------------------------
 by GT Global, Inc.                                    Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS                 --------------------------------------------------
  / / I have completed and attached the                Bank Address
 Supplemental Application for:
  / / AUTOMATIC INVESTMENT PLAN                        --------------------------------------------------
 / / SYSTEMATIC WITHDRAWAL PLAN                        Bank A.B.A Number      Account Number
 OTHER
  / / I/We owned shares of one or more Funds           --------------------------------------------------
      distributed by GT Global, Inc. as of April       Names(s) in which Bank Account is Established
      30, 1987 and since that date continuously        A corporation (or partnership) must also submit a
      have owned shares of such Funds. Attached is     "Corporate Resolution" (or "Certificate of
      a schedule showing the numbers of each of        Partnership") indicating the names and titles of
      my/our Shareholder Accounts.                     Officers authorized to act on its behalf.

 RIGHT OF ACCUMULATION -- CLASS A SHARES

  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.

  / / I/We own shares of more than one Fund distributed by GT Global. Listed below are the numbers of each of my/our Shareholder Accounts.

  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER GT GLOBAL MUTUAL FUND ACCOUNTS:


 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------

 -------------------------------------------           --------------------------------------------------
 Account Numbers                                       Account Registrations

 LETTER OF INTENT -- CLASS A SHARES

  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the GT Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000

 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by GT Global, Inc. All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to GT Global, Inc. the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by GT Global, Inc. or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to GT Global, Inc. for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.

 Any questions relating to this Letter of Intent should be directed to GT Global, 50 California Street, 27th Floor, San Francisco, CA 94111.

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify GT Global, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.


 ---------------------------------------------------------------------------------------------------------------------------------
 Investment Dealer Name
 ---------------------------------------------------------------------------------------------------------------------------------
 Main Office Address    Branch Number    Representative's Number    Representative's Name
                                                                (     )
-----------------------------------------------------------------------------------------------------------------------
 Branch Address                                                                  Telephone
 X
-----------------------------------------------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                         Title

[LOGO]
   GT GLOBAL MUTUAL FUNDS                                           SUPPLEMENTAL APPLICATION
 P.O. Box 7345                                                      SPECIAL INVESTMENT AND
 SAN FRANCISCO, CA 94120-7345                                       WITHDRAWAL OPTIONS
 800/223-2138

ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other  ------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------
NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.

--------------------------------------------------------------------------------

[LOGO]

GT GLOBAL MUTUAL FUNDS                      AUTOMATIC INVESTMENT PLAN

BANK AUTHORIZATION
-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the GT
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------    ---------------------------------------------------------
Account Holder's Name                                        Joint Account Holder's Name
X                                                            X
------------------------------------      --------------     ------------------------------------      --------------
Account Holder's Signature                Date               Joint Account Holder's Signature          Date

                                     (OVER)

SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO

MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the GT Global Mutual Funds to redeem the necessary number of / / Class A or / / Class B shares from my/our GT Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $ -----------------

Please make checks payable to:  --------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  --------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  --------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.

AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        ---------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  ---------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange; (4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

--------------------------------------------------------------------------------

INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse

In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the GT Global Mutual Funds hereby agrees:

1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

            [LOGO]
               GT Global Mutual Funds   415 392 6181
                                                 Fifty California Street
                                                 27th Floor
                                                 SAN FRANCISCO, CA
                                                 94111-4624

                    GT GLOBAL DOLLAR COST AVERAGING PROGRAM

Between:      GT Global, Inc.
              General Distributor of
              The GT Global Mutual Funds
              Fifty California Street, 27th Floor
              San Francisco, California 94111
              415 392 6181; 800 824 1580

and:             Company -------------------------------------------------------------------
                Address --------------------------------------------------------------------
                   Phone   ----------------------------   Fax   ----------------------------

    You have entered into either a Dealer Agreement or a Bank and Bank-Affiliated Dealer Agreement (each an "Agreement") pursuant to which we agreed to sell to you Class A and Class B shares of the mutual funds that now or hereafter may be included in the GT Global Mutual Funds (collectively the "Funds"; individually a "Fund") or a Bank and Bank-Affiliated Dealer Agreement pursuant to which you agreed to sell such shares issued by the Funds as agent for your customers. This Supplement to the Agreement is for the purpose of establishing contractual terms between us with respect to the GT Global Dollar Cost Averaging Program ("Program"). All capitalized terms used in this Supplement and not otherwise defined shall have the same meanings assigned to them as in the Agreement. All terms of the Agreement shall remain in full force and effect unless specifically modified or suspended by the terms of this Supplement.

    1. You agree to make available to your customers the Program as described from time to time in the then current Prospectus of any Fund. We will provide you with reasonable amounts of literature and an account application covering the Program.

    2. A customer participating in the Program will designate the size of his or her monthly Funds' investment ("Monthly Amount") as well as the total amount he or she expects to invest over a 24-month period after participation in the Program begins ("Total Amount"). A sales charge will be applied to each automatic monthly purchase of Fund Class A shares in an amount determined in accordance with the Fund's Right of Accumulation privilege. We will pay you a commission if you are an agent, or we will pay you an agency commission if you are a bank or bank-affiliated dealer. This commission will be equal to the dealer compensation schedule that would be paid if the Total Amount the participating shareholder expects to invest in the 24 months under the Program were invested, instead, in the Fund at one time. You agree to pass through to your broker(s) or registered representative(s) a portion of this commission in accordance with your established compensation arrangement.

    3. If a customer discontinues participation in the Program or otherwise fails to invest the Total Amount as provided in the customer's Program agreement, and the selling representative is still employed by you, you agree to repay to us the portion of the commission applicable to any amount not invested by the customer. If the selling representative is not employed by you, you agree to repay us an amount equal to the portion of the commission paid that was retained by your firm.

    4. You acknowledge that all payments due to you under this Supplement are subject to the limitations contained in each Fund's Prospectus and may be varied or discontinued at any time.

    5. This Supplement shall be binding upon receipt by us in San Francisco, California, of a counterpart hereof duly accepted and signed by you.

    6. Either of us may cancel this Supplement at any time by written notice to the other, except that Section 3 shall still remain in effect.

    7. All communications to us should be sent to the address below. Any notice to you shall be duly given if mailed or telegraphed to you at the address specified by you on Page 1.

Accepted:

Company ----------------------------------     GT Global, Inc.

Address ------------------------------------   Fifty California Street, 27th Floor

Address ------------------------------------   San Francisco, California 94111

Phone -------------------------------------    415-392-6181; 800-824-1580

Fax ----------------------------------------   415-445-7566

By: ----------------------------------------   By: /s/ WILLIAM J. GUILFOYLE
    Signature                                  ----------------------------------------
                                               William J. Guilfoyle

   ----------------------------------------    Date: --------------------------------------
    Print Name & Date

DCALR702.085
May 1996

[LOGO]
   GT Global, Inc.
 P.O. Box 7345                                                                                                           DOLLAR COST
 SAN FRANCISCO, CA 94120-7345                                                                                  AVERAGING APPLICATION
 800 223 2138

 / / INDIVIDUAL  / / JOINT TENANT  / / CORPORATION  / / TRUST  / / UTMA/UGMA  / / OTHER
 1. ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / IRA ACCOUNT         / / ACCOUNT REVISION:
                                                                                          APPLICATION ATTACHED  (ACCOUNT NO.:
 ----------------)

 NOTE: Joint tenant registration will be as "joint tenants with rights of survivorship" unless otherwise specified. Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Transfers/Gifts to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's social security number).

                                                  / / / / / / - / / / / - / / / / / / / / OR / / / / - / / / / / / / / / / / / / /

 ---------------------------------------------------------------------------------------------------------------------------------
 Owner                                                                         Check appropriate box / / Social Security Number
 or / / Tax I.D. Number

 --------------------------------------   --------------------------------------------------------------------
 Co-owner 1
 --------------------------------------   --------------------------------------------------------------------
 Co-owner 2                               Home Telephone
 --------------------------------------   --------------------------------------------------------------------
 Street Address                           Business Telephone
 --------------------------------------   --------------------------------------------------------------------
 City, State, Zip Code                    Resident of     / / U.S. / / Specify Other

 2.  FUND SELECTION

     TOTAL INITIAL INVESTMENT $
 ----------------------------- ($10,000 MINIMUM).  The initial investment  will be made without imposition of any sales charge in the GT Global Dollar Fund. Method of payment / / check or / / bank wire. Make checks and bank wires payable to "GT Global." Do not send currency. Bank wires should be sent through the Federal Reserve Bank wire system to: Wells Fargo Bank, NA, ABA#121000248. ATTN: GT Global AC-4023-050701 (Stating Fund Name, Shareholder's Registered Name and Account Number)

     ALL GT GLOBAL MUTUAL FUNDS ISSUE TWO CLASSES OF SHARES. Class A shares are sold with an initial sales charge while Class B shares are sold without an initial sales charge but are subject to higher expense levels and to a contingent deferred sales charge payable on certain redemptions. Please read the prospectus of the applicable GT Global Mutual Fund carefully before you invest.

     MONTHLY TRANSFERS: Each month, GT Global Dollar Fund shares will be redeemed and either Class A or Class B shares of the designated GT Global Mutual Fund(s) will be purchased including the applicable sales charge, if any, in the amounts indicated below ($1,000 minimum aggregate per month):

     TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / CLASS A SHARES OR / / CLASS B SHARES

                            / / New Account              / / Existing Account #
                                    -------------------------------------------

  FUND NAME                                            MONTHLY         FUND NAME                                     MONTHLY
                                                       AMOUNT                                                        AMOUNT
  07 / / GT GLOBAL WORLDWIDE GROWTH FUND               $               03 / / GT GLOBAL EUROPE GROWTH FUND           $
                                                       ----------                                                    ----------
  05 / / GT GLOBAL INTERNATIONAL GROWTH FUND           $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
  16 / / GT GLOBAL EMERGING MARKETS FUND               $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
  22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND $               18 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
  17 / / GT GLOBAL FINANCIAL SERVICES FUND             $               18 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
  11 / / GT GLOBAL HEALTH CARE FUND                    $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
  19 / / GT GLOBAL INFRASTRUCTURE FUND                 $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
  21 / / GT GLOBAL NATURAL RESOURCES FUND              $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
  15 / / GT GLOBAL TELECOMMUNICATIONS FUND             $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
  02 / / GT GLOBAL NEW PACIFIC GROWTH FUND             $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
    CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
   All capital gains and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
    dividends in cash.
    SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
   Pay distributions noted above to another GT Global Mutual Fund: Fund Name --------------------------------------------

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

  We hereby submit this Dollar Cost Averaging Application for the purchase of Class A shares including shares purchased under Right of Accumulation or Letter of Intent, or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc., and the Prospectus and Statement of Additional Information for each Fund. We agree to notify GT Global, Inc., of any purchases properly made under a Letter of Intent or Right of Accumulation. Class B shares are not available for Right of Accumulation or Letter of Intent.


  --------------------------------------------------------------------------------------------------------------------------------
  Investment Dealer Name
--------------------------------------------------------------------------------------------------------------------------------
  Main Office Address    Branch Number    Representative's Name    Representative's Number
-----------------------------------------------------------------------------------------------------------------------
  Branch Address                                                                             Telephone

  -------------------------------------------------------------
  Investment Dealer's Authorized Signature and Title             GT Global Use:     DLR------------ BR ------------ Rep
                                                                 --------------------

IRA INSTRUCTIONS

To open an IRA Dollar Cost Averaging account:
  Read the GT Global IRA Disclosure Statement carefully.
  Complete both this Dollar Cost Averaging Application and the GT Global IRA Application. Shareholder is to sign both forms.
  Mail completed applications with a check to GT Global.
3.  AGREEMENT AND SIGNATURES
    I/We  authorize GT Global, Inc., to  transfer shares from my/our GT  Global Dollar Fund account, established hereby, to purchase shares in the other GT Global Mutual Fund(s) and the class indicated on the reverse side  of this  application. I/We understand that these transfers  will occur on the 15th day  of each month, or the prior business day, and will continue until the funds in my/our GT Global Dollar Fund account fall below the  transfer amount,  or until  I/we terminate the  Dollar Cost  Averaging Program in  writing. I/We  further understand that monthly purchases of  the Class A  shares of the  other GT Global  Mutual Fund(s) indicated  will be subject  to applicable  sales charges, and that the  Class B shares purchased may be  subject to a contingent deferred sales charge when redeemed, as described in the Prospectus of each Fund purchased.
    By the execution of  this Application(s) I/we represent  and warrant that I/we  have full right, power,  and authority and am/are of legal age in my/our state(s) of residence to make the investment applied for pursuant to this  Application. The person(s), if any, signing on behalf of the investors represent and warrant that they are duly authorized to sign this Application and to purchase, redeem, or exchange shares of the Fund(s) on behalf of the investor(s). I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S)
IN WHICH I/WE AM/ARE INVESTING.
    I/We and  my/our assigns  and successors  understand and  agree  that the  account will  be subject  to  the telephone  exchange and  telephone redemption  privilege described in  the current  Prospectus of  the GT Global
Mutual Fund(s) in which I/we am/are  investing and agree that GT Global,  Inc., G.T. Global Growth Series,  G.T.
Investment  Funds, Inc., G.T. Investment Portfolios, Inc., and  the Funds' transfer agent and their officers and employees will not be  liable for any loss  or damages arising  out of any such  telephone, telex, or  telegraph instructions  reasonably believed to be  genuine, including any such  loss due to negligence  on the part of any such entities. The investor(s)  certify(ies) and agree(s) that  the certifications, authorizations,  directions, and  restrictions contained herein will continue until GT Global, Inc., receives written notice of any change or revocation. Any  change in  these instructions  must  be in  writing and  in  some cases,  as described  in  the
Prospectus, requires that all signatures are guaranteed.
Please indicate the number of signatures required to process written redemption
requests:    / / one  / / two  / / three  / / four
(If you do not indicate the number of required signatures, ALL account owners must sign redemption requests.)
Under  penalties of perjury, I certify that the  Taxpayer Identification Number ("Number") provided on this form is my (or  my employer's,  trust's, minor's, or  other payee's)  true, correct and  complete Number  and may  be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose
Number  is given is) not  subject to backup withholding either  because: (a) I am (or  the payee is) exempt from backup withholding; (b) the Internal  Revenue Service ("IRS") has  not notified me that I  am (or the payee  is)
subject  to backup withholding as a result of a failure to  report all interest or dividends; OR (c) the IRS has notified me that I am  (or the payee is)  no longer subject to backup  withholding OR; / /  I am (the payee  is)
subject to backup withholding.
Note:
  Dollar  Cost Averaging accounts held in  the GT Global Dollar Fund  have the following privilege restrictions:
  Check writing, telephone redemptions and exchanges. The other GT Global Mutual Funds which receive the monthly
  Dollar Cost Averaging  transfers enjoy  all regular account  privileges, including  telephone redemptions  and exchanges.
  The  Dollar Cost Averaging  program does not  assure a profit and  does not protect  against loss in declining markets. Because such a program involves continuous  investment in securities regardless of fluctuating  price levels of such securities, you should consider your financial ability to continue purchases through periods of low price levels.

-------------------------------------------------------  -------------------------------------------------------
Date                                                     For GT Global Use Only

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 Fifty California Street                                                                                    SUPPLEMENTAL APPLICATION
 27th Floor                                                                                            PORTFOLIO REBALANCING PROGRAM
 SAN FRANCISCO, CA
 94111-4624

 ACCOUNT REGISTRATION EXISTING
 SHAREHOLDER ACCOUNT NUMBER

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the same name of one custodian and one minor and include the state under which the custodianship is created.


 --------------------------------------   / // // // // // // // // /
 Owner                                    Social Security Number / / or Tax I.D. Number "TIN" / / (Check applicable box) If
--------------------------------------    more than one owner social security number or taxpayer identification number should
 Co-owner 1                               be provided for first owner listed. If a purchase is made under Uniform Gift/Transfer
--------------------------------------    to Minors Act, social security number of the minor must be provided.
 Co-owner 2                               Resident of / / U.S. / / Other (specify)---------------------------
 --------------------------------------   Failure to provide TIN will result in 31% withholding on redemptions and exchanges.
 Street Address                           (   )                             (   )
--------------------------------------    -------------------------------  -------------------------------
 City, State, Zip Code                    Home Telephone                 Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected for Class A and Class B shares.
                   Checks should be made payable to "GT Global."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares / / Class B Shares or / / Advisor Class Advisor Class shares are sold through a different prospectus than Class A and Class B shares, are not sold directly to the general public and only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global, Inc. Special account requirements apply to Advisor Class shares. Please see an Advisor Class prospectus for complete information.

 If a class share box is not checked, your investment will be made in Class A shares. Minimum 2 funds; Maximum 10 funds; Minimum 5% allocation per fund.

  07 GT GLOBAL WORLDWIDE GROWTH FUND                   ----------      13 GT GLOBAL LATIN AMERICA GROWTH FUND        ----------

  05 GT GLOBAL INTERNATIONAL GROWTH FUND               ----------      24 GT GLOBAL AMERICA SMALL CAP GROWTH FUND    ----------

  16 GT GLOBAL EMERGING MARKETS FUND                   ----------      06 GT GLOBAL AMERICA GROWTH FUND              ----------

  11 GT GLOBAL HEALTH CARE FUND                        ----------      23 GT GLOBAL AMERICA VALUE FUND               ----------

  15 GT GLOBAL TELECOMMUNICATIONS FUND                 ----------      04 GT GLOBAL JAPAN GROWTH FUND                ----------

  19 GT GLOBAL INFRASTRUCTURE FUND                     ----------      10 GT GLOBAL GROWTH & INCOME FUND             ----------

  17 GT GLOBAL FINANCIAL SERVICES FUND                 ----------      09 GT GLOBAL GOVERNMENT INCOME FUND           ----------

  21 GT GLOBAL NATURAL RESOURCES FUND                  ----------      08 GT GLOBAL STRATEGIC INCOME FUND            ----------

  22 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND     ----------      18 GT GLOBAL HIGH INCOME FUND                 ----------

  02 GT GLOBAL NEW PACIFIC GROWTH FUND                 ----------      01 GT GLOBAL DOLLAR FUND                      ----------

  03 GT GLOBAL EUROPE GROWTH FUND                      ----------
  Rebalance frequency - check one
  / / Monthly   / / Quarterly   / / Semi annual   / /                  Total percentage must equal 100%.
  Annual
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
 All capital gains distributions and dividends will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
 dividends in cash.
 Investment will be split according to allocation.

AGREEMENTS AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. ANY
CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING WITH ALL SIGNATURES GUARANTEED (IF APPLICABLE).

------------------------------------------------------------
Date
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)

*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND

Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL EMERGING MARKETS FUND, GT GLOBAL LATIN AMERICA GROWTH FUND,
  CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   LEMPR703   MC

                             GT GLOBAL THEME FUNDS:
                                 ADVISOR CLASS
                          PROSPECTUS -- MARCH 1, 1997
--------------------------------------------------------------------------------

          GT GLOBAL FINANCIAL SERVICES FUND                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
            GT GLOBAL INFRASTRUCTURE FUND                             GT GLOBAL HEALTH CARE FUND
           GT GLOBAL NATURAL RESOURCES FUND                       GT GLOBAL TELECOMMUNICATIONS FUND


GT GLOBAL FINANCIAL SERVICES FUND ("FINANCIAL SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio ("Financial Services Portfolio"), which, in turn, invests primarily in equity securities throughout the world that operate in the financial services industries.



GT GLOBAL INFRASTRUCTURE FUND
("INFRASTRUCTURE FUND") seeks long-term capital growth by investing all of its investable assets in the Global Infrastructure Portfolio ("Infrastructure Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.



GT GLOBAL NATURAL RESOURCES FUND ("NATURAL RESOURCES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Natural Resources Portfolio ("Natural Resources Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies.



GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ("CONSUMER PRODUCTS AND SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Consumer Products and Services Portfolio ("Consumer Products and Services Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.


The GT GLOBAL HEALTH CARE FUND ("HEALTH CARE FUND") seeks long-term capital appreciation by investing primarily in equity securities of health care companies throughout the world.

The GT GLOBAL TELECOMMUNICATIONS FUND ("TELECOMMUNICATIONS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.


Individually, a "Fund" or "Portfolio" and, collectively, the "Funds" or the "Portfolios."



Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or Portfolio will achieve its investment objective. The investment experience of the Financial Services Fund, the Infrastructure Fund, the Natural Resources Fund and the Consumer Products and Services Fund will correspond directly with the investment experience of their corresponding Portfolios.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. The Funds and the Portfolios are managed and/or administered by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco 94111, or by calling (800) 824-1580.



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL THEME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Investment Objectives and Policies........................................................         16
Risk Factors..............................................................................         24
How to Invest.............................................................................         29
How to Make Exchanges.....................................................................         31
How to Redeem Shares......................................................................         32
Shareholder Account Manual................................................................         34
Calculation of Net Asset Value............................................................         35
Dividends, Other Distributions and Federal Income Taxation................................         35
Management................................................................................         37
Other Information.........................................................................         41


                               Prospectus Page 2

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Funds and the Portfolios:  Each  Fund is a diversified series  of G.T. Investment Funds, Inc.
                               (the "Company"). Each Portfolio is a diversified series of  Global
                               Investment Portfolio. The Portfolios, the Health Care Fund and the
                               Telecommunications  Fund  are  referred to  herein  as  the "Theme
                               Portfolios."

Investment Objectives:         The Financial Services Fund, the Infrastructure Fund, the  Natural
                               Resources  Fund and the  Consumer Products and  Services Fund seek long-term capital  growth. The  Health Care  Fund seeks  long-term capital  appreciation. The Telecommunications Fund seeks long-term growth of capital.

Principal Investments:         The Financial Services Fund invests  all of its investable  assets in  the  Financial  Services Portfolio,  which,  in  turn, invests primarily in equity securities  of companies throughout the  world that operate in the financial services industry.

                               The  Infrastructure Fund invests  all of its  investable assets in the Infrastructure Portfolio, which, in turn, invests primarily in equity securities of companies  throughout the world that  design,
                               develop   or  provide  products  and  services  significant  to  a
                               country's infrastructure.

                               The Natural Resources Fund invests all of its investable assets in the Natural Resources Portfolio, which, in turn, invests primarily in equity securities of companies  throughout the world that  own, explore  or develop natural resources and other basic commodities, or supply goods and services to such companies.

                               The Consumer  Products  and  Services  Fund  invests  all  of  its investable assets in the Consumer Products and Services Portfolio,
                               which,   in  turn,  invests  primarily  in  equity  securities  of
                               companies throughout the world that manufacture, market, retail or distribute consumer products and services.

                               The Health Care  Fund invests  primarily in  equity securities  of health care companies throughout the world.

                               The Telecommunications Fund invests primarily in equity securities of  companies  throughout the  world  engaged in  the development, manufacture or sale of telecommunications services or equipment.

Principal Risk Factors:        There is no assurance that any Fund or Portfolio will achieve  its investment  objective. Each Fund's net asset value will fluctuate, reflecting  fluctuations  in  the  market  value  of  its  or  its
                               corresponding   Portfolio's   portfolio   holdings.   Each   Theme
                               Portfolio's policy of concentrating  its investments in  companies in its particular industries may cause a Fund's net asset value to fluctuate  more  than  if  it  invested  in  a  greater  number of industries.

                               Each Theme Portfolio may invest in foreign securities. Investments in foreign  securities involve  risks  relating to  political  and economic  developments  abroad  and  the  differences  between the regulations  to  which  U.S.  and  foreign  issuers  are  subject.
                               Individual foreign economies also may


                               Prospectus Page 3

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               differ  favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange  rates will  affect a  Fund's net  asset value,  earnings  and  gains  and  losses  realized  on  sales  of securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of  comparable
                               U.S. companies.

                               Each  Theme  Portfolio  may engage  in  certain  foreign currency, options and futures transactions to  attempt to hedge against  the overall  level of investment and currency risk associated with its present or planned investments. Such transactions involve  certain risks and transaction costs.

                               The  Financial Services  Portfolio, the  Health Care  Fund and the
                               Telecommunications  Fund  may  each  invest  up  to  5%,  and  the
                               Infrastructure Portfolio, Natural Resources Portfolio and Consumer
                               Products and Services Portfolio, may each invest up to 20%, of its
                               total   assets   in  below   investment  grade   debt  securities.
                               Investments of this type are subject to a greater risk of loss  of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Manager:            The  Manager is part of Liechtenstein  Global Trust, a provider of global asset management and private banking products and  services
                               to   individual  and   institutional  investors,   entrusted  with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully staffed investment offices in Frankfurt, Hong Kong,  London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."

                               Advisor  Class shares are  offered through this  Prospectus to (a)
                               trustees or  other  fiduciaries  purchasing  shares  for  employee benefit  plans which are sponsored  by organizations which have at
Advisor Class Shares:          least 1,000 employees;  (b) any  account with assets  of at  least
                               $10,000  if  (i) a  financial planner,  trust company,  bank trust
                               department  or  registered   investment  adviser  has   investment
                               discretion  over such  account, and  (ii) the  account holder pays such person as compensation for  its advice and other services  an annual  fee of at least .50% on the assets in the account; (c) any account with assets  of a  least $10,000  if (i)  such account  is established  under  a "wrap  fee"  program, and  (ii)  the account holder pays the sponsor of such program an annual fee of at  least
                               .50%  on the assets in the account; (d) accounts advised by one of the companies composing  or affiliated  with Liechtenstein  Global
                               Trust;  and (e) any of the  companies composing or affiliated with
                               Liechtenstein Global Trust.

Shares Available Through:      Advisor Class shares  of each  Fund's common  stock are  available through  Financial Advisors  (as defined herein)  who have entered into agreements with the Fund's distributor, GT Global, Inc.  ("GT
                               Global")  or certain  of its affiliates.  See "How  to Invest" and
                               "Shareholder Account Manual."

Exchange Privileges:           Advisor Class shares of a Fund may be exchanged for Advisor  Class shares  of  other  GT  Global  Mutual  Funds,  which  are open-end management investment companies advised and/or administered by the
                               Manager. See  "How to  Make  Exchanges" and  "Shareholder  Account
                               Manual."


                               Prospectus Page 4

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Redemptions:                   Shares  may  be redeemed  through  the Funds'  transfer  agent, GT
                               Global Investor  Services, Inc.  ("Transfer Agent").  See "How  to
                               Redeem Shares" and "Shareholder Account Manual."

Dividends and Other
  Distributions:               Dividends  are  paid  annually  from  net  investment  income  and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Advisor Class  shares of the  distributing Fund  or in Advisor
                               Class shares of other GT Global Mutual Funds.

Net Asset Values:              Advisor Class shares of the Funds are expected to be quoted  daily in the financial section of most newspapers.


                               Prospectus Page 5

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Funds are reflected in the following tables (1):


                                                              GT GLOBAL           GT GLOBAL             GT GLOBAL
                                                             HEALTH CARE     TELECOMMUNICATIONS    FINANCIAL SERVICES
                                                                FUND                FUND                  FUND
                                                           ---------------  ---------------------  -------------------
                                                            ADVISOR CLASS       ADVISOR CLASS         ADVISOR CLASS
                                                           ---------------  ---------------------  -------------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares
    (as a % of offering price)...........................          None                None                  None
  Sales charges on reinvested distributions to
    shareholders.........................................          None                None                  None
  Maximum deferred sales charge (as a % of net asset
    value at time of purchase or sale, whichever is
    less)................................................          None                None                  None
  Redemption charges.....................................          None                None                  None
  Exchange fees:
      -- On first four exchanges each year...............          None                None                  None
      -- On each additional exchange.....................         $7.50               $7.50                 $7.50
ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........         0.97%               0.93%                 0.98%
  12b-1 distribution and service fees....................          None                None                  None
  Other expenses (after reimbursements)..................         0.37%               0.36%                 0.92%
                                                                -------             -------               -------
  Total Fund Operating Expenses..........................         1.34%               1.29%                 1.90%
                                                                -------             -------               -------
                                                                -------             -------               -------


                                                                                                        GT GLOBAL
                                                              GT GLOBAL           GT GLOBAL         CONSUMER PRODUCTS
                                                           INFRASTRUCTURE          NATURAL                 AND
                                                                FUND           RESOURCES FUND         SERVICES FUND
                                                           ---------------  ---------------------  -------------------
                                                            ADVISOR CLASS       ADVISOR CLASS         ADVISOR CLASS
                                                           ---------------  ---------------------  -------------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares
    (as a % of offering price)...........................          None                None                  None
  Sales charges on reinvested distributions to
    shareholders.........................................          None                None                  None
  Maximum deferred sales charge (as a % of net asset
    value at time of purchase or sale, whichever is
    less)................................................          None                None                  None
  Redemption charges.....................................          None                None                  None
  Exchange fees:
      -- On first four exchanges each year...............          None                None                  None
      -- On each additional exchange.....................         $7.50               $7.50                 $7.50
ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........         0.98%               0.98%                 0.98%
  12b-1 distribution and service fees....................          None                None                  None
  Other expenses.........................................         0.77%               0.82%                 0.86%
                                                                -------             -------               -------
  Total Fund Operating Expenses..........................         1.75%               1.80%                 1.84%
                                                                -------             -------               -------
                                                                -------             -------               -------


                               Prospectus Page 6

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:
An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                              GT GLOBAL                     GT GLOBAL                       GT GLOBAL
                                             HEALTH CARE                TELECOMMUNICATIONS             FINANCIAL SERVICES
                                                FUND                           FUND                           FUND
                                     ---------------------------   ----------------------------   -----------------------------
                                     ONE    THREE  FIVE     TEN    ONE    THREE   FIVE     TEN     ONE    THREE   FIVE     TEN
                                     YEAR   YEARS  YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR    YEARS   YEARS   YEARS
                                     ----   ----   -----   -----   ----   -----   -----   -----   -----   -----   -----   -----
Advisor Class Shares...............  $13    $43    $ 75    $164    $13    $ 42    $ 72    $158    $ 19    $ 61    $104    $226



                                                                                                            GT GLOBAL
                                              GT GLOBAL                     GT GLOBAL                   CONSUMER PRODUCTS
                                           INFRASTRUCTURE               NATURAL RESOURCES                      AND
                                                FUND                           FUND                       SERVICES FUND
                                     ---------------------------   ----------------------------   -----------------------------
                                     ONE    THREE  FIVE     TEN    ONE    THREE   FIVE     TEN     ONE    THREE   FIVE     TEN
                                     YEAR   YEARS  YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR    YEARS   YEARS   YEARS
                                     ----   ----   -----   -----   ----   -----   -----   -----   -----   -----   -----   -----
Advisor Class Shares...............  $18    $56    $ 96    $210    $18    $ 58    $ 99    $215    $ 18    $ 59    $101    $219


--------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.



(2) Expenses are based on the Funds' fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 1.91% and 2.89%, respectively, for the Financial Services Fund and its Portfolio. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees.



    The Board of Directors of the Company believes that the aggregate per share expenses of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and each of their corresponding Portfolios will be approximately equal to the expenses each such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio.


                               Prospectus Page 7

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1996, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information.

                           GT GLOBAL HEALTH CARE FUND

                                                                             CLASS A+
                                --------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                --------------------------------------------------------------------------------------------------
                                  1996*        1995*         1994*          1993*           1992           1991           1990
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $    21.84   $    19.60   $      17.86   $      17.44   $      19.29   $      12.83   $      11.83
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Income from investment
 operations:
  Net investment income
   (loss).....................       (0.17)       (0.15)         (0.22)         (0.15)         (0.18)          0.03           0.06
  Net realized and unrealized
   gain (loss) on
   investments................        4.79         3.73           2.02           0.57          (1.53)          6.78           0.97
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease) from
   investment operations......        4.62         3.58           1.80           0.42          (1.71)          6.81           1.03
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Distributions:
  From net investment
   income.....................       (0.00)       (0.00)         (0.00)         (0.00)         (0.00)         (0.07)         (0.03)
  From net realized gain on
   investments................       (2.86)       (1.34)         (0.00)         (0.00)         (0.14)         (0.28)         (0.00)
  In excess of net realized
   gain on investments........       (0.00)       (0.00)         (0.06)         (0.00)         (0.00)         (0.00)         (0.00)
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
    Total distributions.......       (2.86)       (1.34)         (0.06)         (0.00)         (0.14)         (0.35)         (0.03)
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of
 period.......................  $    23.60   $    21.84   $      19.60   $      17.86   $      17.44   $      19.29   $      12.83
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
Total investment return (c)...      23.14%       19.79%         10.11%           2.4%         (8.9)%          54.2%           8.7%
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------
                                ----------   ----------   ------------   ------------   ------------   ------------   ------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $  467,861   $  426,380   $    438,940   $    461,113   $    655,867   $    552,897   $    145,544
Ratio of net investment income
 (loss) to average net
 assets.......................     (0.71)%      (0.72)%        (1.23)%         (0.9)%        (0.97)%          0.19%          0.66%
Ratio of expenses to average
 net assets:
  With expense reduction......       1.80%        1.85%          1.98%           2.0%          2.05%          2.01%          2.39%
  Without expense reduction...       1.84%        1.91%           (d-%)          (d-%)          (d-%)          (d-%)          (d-%)
Portfolio turnover rate +++...        157%          99%            64%            61%            30%            23%            34%
Average commission rate per
 share paid on portfolio
 transactions+++..............  $   0.0548          N/A            N/A            N/A            N/A            N/A            N/A


                                AUGUST 7, 1989
                                (COMMENCEMENT
                                OF OPERATIONS)
                                TO OCTOBER 31,
                                     1989
                                --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $    11.43
                                --------------
Income from investment
 operations:
  Net investment income
   (loss).....................        0.01
  Net realized and unrealized
   gain (loss) on
   investments................        0.39
                                --------------
  Net increase (decrease) from
   investment operations......        0.40
                                --------------
Distributions:
  From net investment
   income.....................       (0.00)
  From net realized gain on
   investments................       (0.00)
  In excess of net realized
   gain on investments........       (0.00)
                                --------------
    Total distributions.......       (0.00)
                                --------------
Net asset value, end of
 period.......................  $    11.83
                                --------------
                                --------------
Total investment return (c)...        3.5%(a)
                                --------------
                                --------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $   49,903
Ratio of net investment income
 (loss) to average net
 assets.......................        3.2%(b)
Ratio of expenses to average
 net assets:
  With expense reduction......        2.5%(b)
  Without expense reduction...          -%(d)
Portfolio turnover rate +++...        183%(b)
Average commission rate per
 share paid on portfolio
 transactions+++..............         N/A


------------------

+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* These selected per share data were calculated based upon weighted average shares outstanding during the period.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 8

                             GT GLOBAL THEME FUNDS

                           GT GLOBAL HEALTH CARE FUND
                                  (CONTINUED)


                                                                    CLASS B++
                                                    -----------------------------------------
                                                                                   APRIL 1,            ADVISOR CLASS**
                                                                                     1993       ------------------------------
                                                       YEAR ENDED OCTOBER 31,         TO        YEAR ENDED      JUNE 1, 1995
                                                    ----------------------------  OCTOBER 31,   OCTOBER 31,    TO OCTOBER 31,
                                                      1996*      1995*    1994*      1993*         1996*            1995
                                                    ----------  -------  -------  -----------   -----------   ----------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $    21.56  $ 19.46  $ 17.80    $ 15.59       $ 21.88      $         18.66
                                                    ----------  -------  -------  -----------   -----------   ----------------
Income from investment operations:
  Net investment income (loss)....................       (0.27)   (0.25)   (0.32)     (0.14)        (0.05)               (0.02)
  Net realized and unrealized gain (loss) on
   investments....................................        4.72     3.69     2.02       2.35          4.80                 3.24
                                                    ----------  -------  -------  -----------   -----------   ----------------
  Net increase (decrease) from investment
   operations.....................................        4.45     3.44     1.70       2.21          4.75                 3.22
                                                    ----------  -------  -------  -----------   -----------   ----------------
Distributions:
  From net investment income......................       (0.00)   (0.00)   (0.00)     (0.00)        (0.00)               (0.00)
  From net realized gain on investments...........       (2.86)   (1.34)   (0.00)     (0.00)        (2.86)               (0.00)
  In excess of net realized gain on investments...       (0.00)   (0.00)   (0.04)     (0.00)        (0.00)               (0.00)
                                                    ----------  -------  -------  -----------   -----------   ----------------
    Total distributions...........................       (2.86)   (1.34)   (0.04)     (0.00)        (2.86)               (0.00)
                                                    ----------  -------  -------  -----------   -----------   ----------------
Net asset value, end of period....................  $    23.15  $ 21.56  $ 19.46    $ 17.80       $ 23.77      $         21.88
                                                    ----------  -------  -------  -----------   -----------   ----------------
                                                    ----------  -------  -------  -----------   -----------   ----------------
Total investment return (c).......................      22.59%   19.17%    9.55%      14.2%(a)     23.82%               17.10%(a)
                                                    ----------  -------  -------  -----------   -----------   ----------------
                                                    ----------  -------  -------  -----------   -----------   ----------------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $  107,622  $70,740  $39,100    $ 8,604       $ 1,152      $           539
Ratio of net investment income (loss) to average
 net assets.......................................     (1.21)%  (1.22)%  (1.73)%    (1.40)%(b)    (0.21)%              (0.22)%(b)
Ratio of expenses to average net assets:
  With expense reduction..........................       2.30%    2.35%    2.48%      2.54%(b)      1.30%                1.35%(b)
  Without expense reduction.......................       2.34%    2.41%       -%(d)        -%(d)     1.34%               1.41%(b)
Portfolio turnover rate +++.......................        157%      99%      64%        61%          157%                  99%
Average commission rate per share paid on
 portfolio transactions+++........................  $   0.0548      N/A      N/A        N/A       $0.0548                  N/A


------------------

++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* These selected per share data were calculated based upon weighted average shares outstanding during the period.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.


N/A Not applicable.


                               Prospectus Page 9

                             GT GLOBAL THEME FUNDS

                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


                                               CLASS A                       CLASS B                   ADVISOR CLASS+
                                     ---------------------------   ---------------------------   --------------------------
                                                   DECEMBER 30,                  DECEMBER 30,
                                                       1994                          1994
                                                   (COMMENCEMENT                 (COMMENCEMENT
                                                        OF                            OF                       JUNE 1, 1995
                                     YEAR ENDED     OPERATIONS)    YEAR ENDED     OPERATIONS)    YEAR ENDED         TO
                                     OCTOBER 31,    TO OCTOBER     OCTOBER 31,    TO OCTOBER     OCTOBER 31,   OCTOBER 31,
                                        1996*        31, 1995*        1996*        31, 1995*        1996*         1995*
                                     -----------   -------------   -----------   -------------   -----------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................    $ 14.59        $ 11.43        $ 14.53        $ 11.43        $   14.64     $ 11.84
                                     -----------   -------------   -----------   -------------   -----------   ------------
Income from investment operations:
  Net investment income (loss).....      (0.22)***       0.02**        (0.31)***      (0.04)**         (0.13)***      0.04**
  Net realized and unrealized gain
   on investments..................       7.13           3.14           7.09           3.14             7.16        2.76
                                     -----------   -------------   -----------   -------------   -----------   ------------
  Net increase from investment
   operations......................       6.91           3.16           6.78           3.10             7.03        2.80
                                     -----------   -------------   -----------   -------------   -----------   ------------
Distributions:
  From net realized gain on
   investments.....................      (0.52)         (0.00)         (0.52)         (0.00)           (0.52)      (0.00)
                                     -----------   -------------   -----------   -------------   -----------   ------------
    Total distributions............      (0.52)         (0.00)         (0.52)         (0.00)           (0.52)      (0.00)
                                     -----------   -------------   -----------   -------------   -----------   ------------
Net asset value, end of period.....    $ 20.98        $ 14.59        $ 20.79        $ 14.53        $   21.15     $ 14.64
                                     -----------   -------------   -----------   -------------   -----------   ------------
                                     -----------   -------------   -----------   -------------   -----------   ------------
Total investment return (c)........     48.82%         27.65%(b)      48.11%         27.12%(b)        49.50%      23.65%(b)

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................    $76,900        $ 4,082        $87,904        $ 2,959        $   7,446     $   164
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement by the Manager....    (1.14)%          0.20%(a)     (1.64)%        (0.30)%(a)       (0.64)%       0.70%(a)
  Without expense reductions and
   reimbursement by the Manager....    (1.24)%       (11.11)%(a)     (1.74)%       (11.61)%(a)       (0.74)%    (10.61)%(a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by the Manager....      2.24%          2.32%(a)       2.74%          2.82%(a)         1.74%       1.82%(a)
  Without expense reductions and
   reimbursement by the Manager....      2.34%         13.63%(a)       2.84%         14.13%(a)         1.84%      13.13%(a)
Portfolio Turnover Rate++..........       169%           240%(a)        169%           240%(a)          169%        240%(a)
Average commission rate per share
 paid on portfolio
 transactions++....................    $0.0545            N/A        $0.0545            N/A        $  0.0545         N/A


------------------
(a) Annualized.

(b) Not annualized.


(c) Total investment return does not include sales charges.


+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.


++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Fund invests only in the Consumer Products and Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Consumer Products and Services Portfolio.


* These selected per share data were calculated based upon weighted average shares outstanding during the period.


** Before reimbursement by the Manager, net investment income per share would have been reduced by $1.12, $1.04 and $0.61, for Class A, Class B and Advisor Class, respectively.



*** Before reimbursement by the Manager, net investment income per share would have been reduced by $0.05 for each of the three classes.



N/A Not applicable.


                               Prospectus Page 10

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL TELECOMMUNICATIONS FUND


                                                                                          CLASS A+
                                                              ----------------------------------------------------------------
                                                                                                              JANUARY 27, 1992
                                                                          YEAR ENDED OCTOBER 31,              (COMMENCEMENT OF
                                                              ----------------------------------------------   OPERATIONS) TO
                                                               1996(C)       1995      1994(C)       1993     OCTOBER 31, 1992
                                                              ----------  ----------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period........................  $    16.42  $    17.80  $    16.92  $    11.16     $    11.43
                                                              ----------  ----------  ----------  ----------  ----------------
Income from investment operations:
  Net investment income (loss)..............................       (0.13)      (0.09)      (0.01)       0.08           0.14*
  Net realized and unrealized gain (loss) on investments....        1.22       (0.43)       1.17        5.83          (0.41)
                                                              ----------  ----------  ----------  ----------  ----------------
  Net increase (decrease) from investment operations........        1.09       (0.52)       1.16        5.91          (0.27)
                                                              ----------  ----------  ----------  ----------  ----------------
Distributions:
  From net investment income................................       (0.00)      (0.00)      (0.01)      (0.15)         (0.00)
  From net realized gain on investments.....................       (0.82)      (0.86)      (0.27)      (0.00)         (0.00)
                                                              ----------  ----------  ----------  ----------  ----------------
    Total distributions.....................................       (0.82)      (0.86)      (0.28)      (0.15)         (0.00)
                                                              ----------  ----------  ----------  ----------  ----------------
Net asset value, end of period..............................  $    16.69  $    16.42  $    17.80  $    16.92     $    11.16
                                                              ----------  ----------  ----------  ----------  ----------------
                                                              ----------  ----------  ----------  ----------  ----------------
Total investment return (d).................................       7.00%     (2.88)%       7.02%       53.6%         (2.4)%(a)
                                                              ----------  ----------  ----------  ----------  ----------------
                                                              ----------  ----------  ----------  ----------  ----------------

Ratios and supplemental data:
Net assets, end of period (in 000's)........................  $1,204,428  $1,353,722  $1,644,402  $1,223,340     $  442,862
Ratio of net investment income to average net assets........     (0.84)%     (0.49)%     (0.02)%        0.8%           2.1%*(b)
Ratio of expenses to average net assets:
  With expense reductions...................................       1.74%       1.77%        1.8%        2.0%           2.3%*(b)
  Without expense reductions................................       1.79%       1.83%          -%(e)         -%(e)            -%(e)
Portfolio turnover rate++...................................         37%         62%         57%         41%             4%(b)
Average commission rate per share paid on portfolio
 transactions++.............................................  $   0.0165         N/A         N/A         N/A            N/A


------------------

+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.



++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Includes reimbursement by the Manager of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.


(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon weighted average shares outstanding during the year.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


N/A Not applicable.


                               Prospectus Page 11

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL TELECOMMUNICATIONS FUND
                                  (CONTINUED)


                                                                      CLASS B++                           ADVISOR CLASS**
                                                    ---------------------------------------------   ---------------------------
                                                                                       APRIL 1,                   JUNE 1, 1995
                                                         YEAR ENDED OCTOBER 31,         1993 TO     YEAR ENDED         TO
                                                    --------------------------------  OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                    1996(C)      1995      1994(C)       1993         1996(C)         1995
                                                    --------  ----------  ----------  -----------   -----------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $  16.20  $    17.66  $    16.87  $     12.68    $  16.46       $  15.24
                                                    --------  ----------  ----------  -----------   -----------   -------------
Income from investment operations:
  Net investment income (loss)....................     (0.23)      (0.17)      (0.10)        0.01       (0.05)          0.00
  Net realized and unrealized gain (loss) on
   investments....................................      1.22       (0.43)       1.17         4.18        1.22           1.22
                                                    --------  ----------  ----------  -----------   -----------   -------------
  Net increase (decrease) from investment
   operations.....................................      0.99       (0.60)       1.07         4.19        1.17           1.22
                                                    --------  ----------  ----------  -----------   -----------   -------------
Distributions:
  From net investment income......................     (0.00)      (0.00)      (0.01)       (0.00)      (0.00)         (0.00)
  From net realized gain on investments...........     (0.82)      (0.86)      (0.27)       (0.00)      (0.82)         (0.00)
                                                    --------  ----------  ----------  -----------   -----------   -------------
    Total distributions...........................     (0.82)      (0.86)      (0.28)       (0.00)      (0.82)         (0.00)
                                                    --------  ----------  ----------  -----------   -----------   -------------
Net asset value, end of period....................  $  16.37  $    16.20  $    17.66  $     16.87    $  16.81       $  16.46
                                                    --------  ----------  ----------  -----------   -----------   -------------
                                                    --------  ----------  ----------  -----------   -----------   -------------
Total investment return (d).......................     6.46%     (3.37)%       6.50%        33.0%(a)     7.49%         7.94%(a)

Ratios and supplemental data:                       $1,007,654 $1,111,520 $1,184,081  $   455,335    $    945       $    681
Ratio of net investment income to average net
 assets...........................................   (1.34)%     (0.99)%     (0.52)%         0.3%(b)     (0.34)%       0.01%(b)
Ratio of expenses to average net assets:
  With expense reductions.........................     2.24%       2.27%        2.3%         2.5%(b)     1.24%         1.27%(b)
  Without expense reductions......................     2.29%       2.33%          -%(e)          -%(e)     1.29%       1.33%(b)
Portfolio turnover rate+++........................       37%         62%         57%          41%         37%            62%
Average commission rate per share paid on
 portfolio transactions+++........................  $ 0.0165         N/A         N/A          N/A    $ 0.0165            N/A


--------------

++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon weighted average shares outstanding during the year.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


N/A Not applicable.


                               Prospectus Page 12

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL FINANCIAL SERVICES FUND

                                                         CLASS A                                  CLASS B
                                          --------------------------------------   --------------------------------------
                                                                       MAY 31,                                  MAY 31,
                                                                         1994                                     1994
                                                                      (COMMENCEMENT                            (COMMENCEMENT
                                                                          OF                                       OF
                                                 YEAR ENDED           OPERATIONS)         YEAR ENDED           OPERATIONS)
                                                 OCTOBER 31,          TO                  OCTOBER 31,          TO
                                          -------------------------    OCTOBER     -------------------------    OCTOBER
                                            1996(D)       1995(D)      31, 1994      1996(D)       1995(D)      31, 1994
                                          -----------   -----------   ----------   -----------   -----------   ----------
Per Share Operating Performance:
Net asset value, beginning of
 period.................................   $    11.92    $    11.62    $  11.43     $    11.83    $    11.60    $  11.43
                                          -----------   -----------   ----------   -----------   -----------   ----------
Income from investment operations:
  Net investment income (loss)..........         0.05*         0.17*       0.02*         (0.01)*        0.11*       0.00*
  Net realized and unrealized gain
   (loss) on investments................         2.36          0.13        0.17           2.34          0.12        0.17
                                          -----------   -----------   ----------   -----------   -----------   ----------
Net increase (decrease) from investment
 operations.............................         2.41          0.30        0.19           2.33          0.23        0.17
                                          -----------   -----------   ----------   -----------   -----------   ----------
Distributions:
  From net investment income............        (0.12)        (0.00)      (0.00)         (0.09)        (0.00)      (0.00)
  From net realized gain on
   investments..........................        (0.01)        (0.00)      (0.00)         (0.01)        (0.00)      (0.00)
                                          -----------   -----------   ----------   -----------   -----------   ----------
    Total distributions.................        (0.13)        (0.00)      (0.00)         (0.10)        (0.00)      (0.00)
                                          -----------   -----------   ----------   -----------   -----------   ----------
Net asset value, end of period..........   $    14.20    $    11.92    $  11.62     $    14.06    $    11.83    $  11.60
                                          -----------   -----------   ----------   -----------   -----------   ----------
                                          -----------   -----------   ----------   -----------   -----------   ----------
Total investment return (b).............       20.21%         2.58%       1.66%(c)      19.81%         1.98%       1.49%(c)
                                          -----------   -----------   ----------   -----------   -----------   ----------
                                          -----------   -----------   ----------   -----------   -----------   ----------

Ratios and supplemental data:
Net assets, end of period
 (in 000's).............................   $    7,302    $    5,687    $  3,175     $    9,886    $    4,548    $  2,235
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the
   Manager..............................        0.41%         1.46%       0.66%(a)     (0.09)%         0.96%       0.16%(a)
  Without expense reductions and
   reimbursement from the
   Manager..............................      (0.66)%       (5.34)%     (7.26)%(a)     (1.16)%       (5.84)%     (7.76)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the
   Manager..............................        2.32%         2.34%       2.40%(a)       2.82%         2.84%       2.90%(a)
  Without expense reductions and
   reimbursement from the
   Manager..............................        3.39%         9.14%      10.32%(a)       3.89%         9.64%      10.82%(a)
Portfolio Turnover Rate++...............         103%          170%         53%(a)        103%          170%         53%(a)
Average commission rate per share paid
 on portfolio transaactions++...........   $   0.0080           N/A         N/A     $   0.0080           N/A         N/A


                                               ADVISOR CLASS+
                                          -------------------------
                                          YEAR ENDED   JUNE 1, 1995
                                           OCTOBER          TO
                                             31,       OCTOBER 31,
                                           1996(D)         1995
                                          ----------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period.................................   $  11.95      $ 11.09
                                          ----------   ------------
Income from investment operations:
  Net investment income (loss)..........       0.12*        0.09*
  Net realized and unrealized gain
   (loss) on investments................       2.36         0.77
                                          ----------   ------------
Net increase (decrease) from investment
 operations.............................       2.48         0.86
                                          ----------   ------------
Distributions:
  From net investment income............      (0.16)       (0.00)
  From net realized gain on
   investments..........................      (0.01)       (0.00)
                                          ----------   ------------
    Total distributions.................      (0.17)       (0.00)
                                          ----------   ------------
Net asset value, end of period..........   $  14.26      $ 11.95
                                          ----------   ------------
                                          ----------   ------------
Total investment return (b).............     20.87%        7.75%(c)
                                          ----------   ------------
                                          ----------   ------------
Ratios and supplemental data:
Net assets, end of period
 (in 000's).............................   $     72      $    31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the
   Manager..............................      0.91%        1.96%(a)
  Without expense reductions and
   reimbursement from the
   Manager..............................    (0.16)%      (4.84)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the
   Manager..............................      1.82%        1.84%(a)
  Without expense reductions and
   reimbursement from the
   Manager..............................      2.89%        8.64%(a)
Portfolio Turnover Rate++...............       103%         170%
Average commission rate per share paid
 on portfolio transaactions++...........   $ 0.0080          N/A


------------------
(a) Annualized.

(b) Total investment return does not include sales charges.

(c) Not annualized.


(d) These selected per share data were calculated based upon weighted average shares outstanding during the period.



* Before reimbursement by the Manager, the net investment income per share would have been reduced by $0.13 for each of the three classes for the year ended October 31, 1996, $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively, for the period ended October 31, 1995, and $0.23 and $0.23 for Class A and Class B from May 31, 1994 to October 31, 1994.


+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.


++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued. The Fund invests only in the Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Financial Services Portfolio.



N/A Not applicable.


                               Prospectus Page 13

                             GT GLOBAL THEME FUNDS

                         GT GLOBAL INFRASTRUCTURE FUND

                                                            CLASS A                                       CLASS B
                                          --------------------------------------------   ------------------------------------------
                                                                        MAY 31, 1994                                 MAY 31, 1994
                                                 YEAR ENDED            (COMMENCEMENT           YEAR ENDED           (COMMENCEMENT
                                                 OCTOBER 31,           OF OPERATIONS)          OCTOBER 31,          OF OPERATIONS)
                                          -------------------------          TO          -----------------------          TO
                                            1996(D)        1995       OCTOBER 31, 1994    1996(D)        1995      OCTOBER 31, 1994
                                          -----------   -----------   ----------------   ----------   ----------   ----------------
Per Share Operating Performance:
Net asset value, beginning of
 period.................................   $    12.11    $    12.47       $ 11.43         $   12.03    $   12.45       $ 11.43
                                          -----------   -----------      --------        ----------   ----------      --------
Income from investment operations:
  Net investment income (loss)..........        (0.03)        (0.03)*        0.01*            (0.09)       (0.09)*       (0.01)*
  Net realized and unrealized gain
   (loss) on investments................         2.34         (0.33)         1.03              2.30        (0.33)         1.03
                                          -----------   -----------      --------        ----------   ----------      --------
  Net increase (decrease) from
   investment operations................         2.31         (0.36)         1.04              2.21        (0.42)         1.02
                                          -----------   -----------      --------        ----------   ----------      --------
Net asset value, end of period..........   $    14.42    $    12.11       $ 12.47         $   14.24    $   12.03       $ 12.45
                                          -----------   -----------      --------        ----------   ----------      --------
                                          -----------   -----------      --------        ----------   ----------      --------
Total investment return (c).............       19.08%       (2.89)%         9.10%(b)         18.37%      (3.37)%         8.92%(b)
                                          -----------   -----------      --------        ----------   ----------      --------
                                          -----------   -----------      --------        ----------   ----------      --------

Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   38,397    $   36,241       $23,615         $  53,678    $  50,181       $30,954
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by the Manager.........      (0.19)%       (0.32)%         0.41%(a)        (0.69)%      (0.82)%       (0.09)%(a)
  Without expense reductions and
   reimbursement by the Manager.........      (0.30)%       (0.58)%       (0.47)%(a)        (0.80)%      (1.08)%       (0.97)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by the Manager.........        2.14%         2.36%         2.40%(a)          2.64%        2.86%         2.90%(a)
  Without expense reductions and
   reimbursement by the Manager.........        2.25%         2.62%         3.28%(a)          2.75%        3.12%         3.78%(a)
Portfolio Turnover Rate++...............          41%           45%           18%               41%          45%           18%
Average commission rate per share paid
 on portfolio transactions++............   $   0.0109           N/A           N/A         $  0.0109          N/A           N/A


                                                  ADVISOR CLASS+
                                          ------------------------------
                                                          JUNE 1, 1995
                                          YEAR ENDED           TO
                                          OCTOBER 31,     OCTOBER 31,
                                            1996(D)           1995
                                          -----------   ----------------
Per Share Operating Performance:
Net asset value, beginning of
 period.................................    $ 12.14         $ 12.00
                                          -----------      --------
Income from investment operations:
  Net investment income (loss)..........       0.04            0.02*
  Net realized and unrealized gain
   (loss) on investments................       2.34            0.12
                                          -----------      --------
  Net increase (decrease) from
   investment operations................       2.38            0.14
                                          -----------      --------
Net asset value, end of period..........    $ 14.52         $ 12.14
                                          -----------      --------
                                          -----------      --------
Total investment return (c).............     19.60%           1.17%(b)
                                          -----------      --------
                                          -----------      --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   344         $   216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by the Manager.........      0.31%           0.18%(a)
  Without expense reductions and
   reimbursement by the Manager.........      0.20%         (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by the Manager.........      1.64%           1.86%(a)
  Without expense reductions and
   reimbursement by the Manager.........      1.75%           2.12%(a)
Portfolio Turnover Rate++...............        41%             45%
Average commission rate per share paid
 on portfolio transactions++............    $0.0109             N/A


------------------
(a) Annualized.

(b) Not annualized.


(c) Total investment return does not include sales charges.



(d) These selected per share data were calculated based upon average shares outstanding during the period.



* Before reimbursement by the Manager, the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class for the year ended October 31, 1995. Net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.


+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.


++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the class of shares issued. The Fund invests only in the Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Infrastructure Portfolio.



N/A Not applicable.


                               Prospectus Page 14

                             GT GLOBAL THEME FUNDS

                        GT GLOBAL NATURAL RESOURCES FUND

                                                              CLASS A                              CLASS B
                                                -----------------------------------   ----------------------------------
                                                                     MAY 31, 1994                         MAY 31, 1994
                                                   YEAR ENDED       (COMMENCEMENT        YEAR ENDED      (COMMENCEMENT
                                                   OCTOBER 31,      OF OPERATIONS)      OCTOBER 31,      OF OPERATIONS)
                                                -----------------         TO          ----------------         TO
                                                1996(D)    1995    OCTOBER 31, 1994   1996(D)   1995    OCTOBER 31, 1994
                                                --------  -------  ----------------   -------  -------  ----------------
Per Share Operating Performance:
Net asset value, beginning of
 period.......................................  $  11.44  $ 12.41      $ 11.43        $ 11.36  $ 12.38      $ 11.43
                                                --------  -------     --------        -------  -------     --------
Income from investment operations:
  Net investment income (loss)................     (0.24)    0.04*        0.06*         (0.31)   (0.02)*        0.03*
  Net realized and unrealized gain (loss) on
   investments................................      6.28    (0.98)        0.92           6.25    (0.98)        0.92
                                                --------  -------     --------        -------  -------     --------
Net increase (decrease) from investment
 operations...................................      6.04    (0.94)        0.98           5.94    (1.00)        0.95
                                                --------  -------     --------        -------  -------     --------
Distributions:
  From net investment income..................     (0.04)   (0.03)       (0.00)         (0.00)   (0.02)       (0.00)
  From net realized gain on investments.......     (0.01)   (0.00)       (0.00)         (0.01)   (0.00)       (0.00)
                                                --------  -------     --------        -------  -------     --------
    Total distributions.......................     (0.05)   (0.03)       (0.00)         (0.01)   (0.02)       (0.00)
                                                --------  -------     --------        -------  -------     --------
                                                --------  -------     --------        -------  -------     --------
Net asset value, end of period................  $  17.43  $ 11.44      $ 12.41        $ 17.29  $ 11.36      $ 12.38
                                                --------  -------     --------        -------  -------     --------
                                                --------  -------     --------        -------  -------     --------
Total investment return (c)...................    53.04%  (7.58)%        8.57%(b)      52.39%  (8.05)%        8.31%(b)
                                                --------  -------     --------        -------  -------     --------
                                                --------  -------     --------        -------  -------     --------

Ratios and supplemental data:
Net assets, end of period (in 000's)..........  $ 48,729  $12,598      $14,797        $57,749  $13,978      $13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and reimbursement
   from the
   Manager....................................   (1.55)%    0.41%        2.63%(a)     (2.05)%  (0.09)%        2.13%(a)
  Without expense reductions and reimbursement
   from the
   Manager....................................   (1.65)%  (0.69)%        0.65%(a)     (2.15)%  (1.19)%        0.15%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement
   from the
   Manager....................................     2.20%    2.37%        2.40%(a)       2.70%    2.87%        2.90%(a)
  Without expense reductions and reimbursement
   from the
   Manager....................................     2.30%    3.47%        4.38%(a)       2.80%    3.97%        4.88%(a)
Portfolio Turnover Rate++.....................       94%      87%         137%            94%      87%         137%
Average commission rate per share paid on
 portfolio transactions++.....................  $ 0.0243      N/A          N/A        $0.0243      N/A          N/A


                                                      ADVISOR CLASS+
                                                --------------------------
                                                              JUNE 1, 1995
                                                YEAR ENDED         TO
                                                OCTOBER 31,   OCTOBER 31,
                                                  1996(D)         1995
                                                -----------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period.......................................    $ 11.47       $ 11.45
                                                -----------   ------------
Income from investment operations:
  Net investment income (loss)................      (0.17)         0.11*
  Net realized and unrealized gain (loss) on
   investments................................       6.28         (0.09)
                                                -----------   ------------
Net increase (decrease) from investment
 operations...................................       6.11          0.02
                                                -----------   ------------
Distributions:
  From net investment income..................      (0.10)        (0.00)
  From net realized gain on investments.......      (0.01)        (0.00)
                                                -----------   ------------
    Total distributions.......................      (0.11)        (0.00)
                                                -----------   ------------
                                                -----------   ------------
Net asset value, end of period................    $ 17.47       $ 11.47
                                                -----------   ------------
                                                -----------   ------------
Total investment return (c)...................     53.76%         0.17%(b)
                                                -----------   ------------
                                                -----------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..........    $ 5,502           $95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and reimbursement
   from the
   Manager....................................    (1.05)%         0.91%(a)
  Without expense reductions and reimbursement
   from the
   Manager....................................    (1.15)%       (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement
   from the
   Manager....................................      1.70%         1.87%(a)
  Without expense reductions and reimbursement
   from the
   Manager....................................      1.80%         2.97%(a)
Portfolio Turnover Rate++.....................        94%           87%
Average commission rate per share paid on
 portfolio transactions++.....................    $0.0243           N/A


------------------
(a) Annualized.

(b) Not annualized.


(c) Total investment return does not include sales charges.



(d) These selected per share data were calculated based upon average shares outstanding during the period.


* Before reimbursement by the Manager, the net investment income per share would have been reduced by $0.14, $0.13 and $0.12 for Class A, Class B, and Advisor Class, respectively, for the period ended October 31, 1995, and $0.04 and $0.04 for Class A and Class B, respectively from May 31, 1994 to October 31, 1994.

+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.


++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Fund invests only in the Natural Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Natural Resources Portfolio.



N/A Not applicable.


                               Prospectus Page 15

                             GT GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

The Financial Services Fund's investment objective is long-term capital growth. The Financial Services Fund seeks its objective by investing all of its investable assets in the Financial Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund.


At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Manager, stand to benefit from developments in the financial services industries.

GLOBAL FINANCIAL SERVICES INDUSTRIES INVESTMENT. Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

The Manager believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Manager's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Manager expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

INFRASTRUCTURE FUND

The Infrastructure Fund's investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund.


At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Manager, stand to benefit from developments in the infrastructure industries.

GLOBAL INFRASTRUCTURE INDUSTRIES INVESTMENT. Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including

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equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Manager's judgment, constitute services significant to the development of a country's infrastructure.

The Manager believes that a country's infrastructure is one key to the long-term success of that country's economy. The Manager believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Manager believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.


In the developed countries of North America, Europe, Japan and the Pacific Rim, the Manager expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Manager's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.


The Manager believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.

NATURAL RESOURCES FUND

The Natural Resources Fund's investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund.


At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Manager, stand to benefit from developments in the natural resource industries.

GLOBAL NATURAL RESOURCE INDUSTRIES INVESTMENT. Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Manager's opinion are significant to the ownership and development of natural resources and other basic commodities.

The Manager believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Manager believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.


The Manager also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Manager believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in


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such companies can offer excellent opportunities to offset the effects of inflation.

CONSUMER PRODUCTS AND SERVICES FUND

The Consumer Products and Services Fund's investment objective is long-term capital growth. The Consumer Products and Services Fund seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund.


At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Manager, stand to benefit from developments in such industries.


GLOBAL CONSUMER PRODUCTS AND SERVICES INDUSTRIES INVESTMENT. Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).


The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Manager believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.


The Manager also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Manager's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.


HEALTH CARE FUND
The Health Care Fund's investment objective is long-term capital appreciation. The Health Care Fund seeks its objective by investing primarily in equity securities of health care companies throughout the world.

At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Manager, stand to benefit from developments in the health care industries.

GLOBAL HEALTH CARE INDUSTRIES INVESTMENT. Examples of health care companies include those that are substantially engaged in the design, manufacture

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or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.


The Manager believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Manager believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Manager's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.


In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Manager believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

TELECOMMUNICATIONS FUND
The Telecommunications Fund's investment objective is long-term growth of capital. The Telecommunications Fund seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.


At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Manager, stand to benefit from developments in the telecommunications industries.



GLOBAL TELECOMMUNICATIONS INDUSTRIES INVESTMENT. Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Manager will allocate the Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.


Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

The Manager believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store,

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retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Each industry represented in the Theme Portfolios, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise such industries are headquartered outside of the United States.

For these reasons, the Manager believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from a Theme Portfolio investment. The Manager uses its financial expertise in markets located throughout the world and the substantial global resources of Liechtenstein Global Trust in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Manager seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Theme Portfolios.

The Manager allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting each Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Natural Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.

In analyzing specific companies for possible investment, the Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

In assessing companies for the Natural Resources Portfolio, the Manager will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme

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Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Theme Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, that Theme Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Theme Portfolio would continue to pay its own management fees and other expenses.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. A Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Theme Portfolio's shares. A Theme Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. A Theme Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Theme Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if a Theme Portfolio did not borrow.


A reverse repurchase agreement is a borrowing transaction in which a Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Theme Portfolio's sale of securities together with its commitment (for which that Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


SECURITIES LENDING. Each Theme Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Theme Portfolios to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset a Theme Portfolio's custody fees. Each Theme Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Theme Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Theme Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If the Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Theme Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio.

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These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Theme Portfolios may enter into forward currency contracts either with respect to specific transactions or with respect to that Theme Portfolio's portfolio positions. Each Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

In addition, a Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by that Theme Portfolio or that the Manager intends to include in the Theme Portfolio's portfolio. The Theme Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

Further, a Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely a Theme Portfolio's holdings. A Theme Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information may be changed by vote of the Company's Board of Directors without shareholder approval. Each Fund's policies regarding concentration and lending, and the percentage of that Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.



The approval of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.



OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations which is


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not approved by the Board or the shareholders of the corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by that Fund of its own investment advisor to manage that Fund's assets in accordance with the investment objective, policies and limitations discussed herein with respect to each such Fund and its investment in its corresponding Portfolio.



In addition to selling its interest to its corresponding Fund, the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may experience different returns from investors in another investment company which invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund are the only institutional investors in their corresponding Portfolios.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each be materially affected by the actions of large investors in its corresponding Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns; and (2) that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio.


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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. The Funds' net asset values will fluctuate reflecting fluctuations in the market value of the Theme Portfolios' portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by a Theme Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



Because each Theme Portfolio focuses its investments on particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, no Fund should be considered a complete investment program.



FINANCIAL SERVICES FUND AND FINANCIAL SERVICES PORTFOLIO. Financial services industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services offered by companies in the financial services industries. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.


Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.


Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.


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INFRASTRUCTURE FUND AND INFRASTRUCTURE PORTFOLIO. Infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.


In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.


NATURAL RESOURCES FUND AND NATURAL RESOURCES PORTFOLIO. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the natural resource industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.



In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.


The value of the Natural Resources Portfolio's securities will fluctuate in response to stock market developments, as well as market conditions for the particular natural resources with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The values of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics. The Natural Resources Portfolio's investments in precious metals are subject to many risks, including substantial price fluctuations over short periods of time. Further, the Natural Resources Portfolio's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are affected by changes in the availability of money, the level of interest rates, and other factors.


CONSUMER PRODUCTS AND SERVICES FUND AND CONSUMER PRODUCTS AND SERVICES PORTFOLIO. The performance of consumer products and services companies relates closely to the actual or perceived performance of the overall economy, interest rates and consumer confidence. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, particular consumer products and services. Many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result, such companies may be subject to increased share price volatility. The consumer products and services industries may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental


                               Prospectus Page 25

                             GT GLOBAL THEME FUNDS
regulations may also hamper the development of new business opportunities.


HEALTH CARE FUND. Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Health Care Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.



TELECOMMUNICATIONS FUND. Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.


FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Theme Portfolios' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Theme Portfolios' net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Theme Portfolios, political or social instability, or diplomatic developments which could affect the Theme Portfolios' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


Each Theme Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.


The Theme Portfolios will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Theme Portfolios and gains and losses realized by the Theme Portfolios.


LOWER QUALITY DEBT SECURITIES. The Financial Services Portfolio, the Health Care Fund and the Telecommunications Fund may each invest up to 5%, and the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20%, of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Manager. Such investments involve a high degree of risk. However, no Theme Portfolio


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                             GT GLOBAL THEME FUNDS

will invest in debt securities that are in default as to payment of principal and interest.


Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Theme Portfolios anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolios to obtain accurate market quotations for purposes of valuing the Theme Portfolios portfolio investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolio may have limited legal recourse in the event of a default.

ILLIQUID SECURITIES. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio, Consumer Products and Services Portfolio and Telecommunications Fund each may invest up to 15% of its net assets, and the Health Care Fund

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                             GT GLOBAL THEME FUNDS

up to 10% of its total assets, in securities for which no readily available market exists, so-called "illiquid securities." The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Theme Portfolios to achieve capital appreciation substantially exceeding the appreciation the Theme Portfolios would realize if they did not make such investments. However, in order to attempt to limit investment risk, each Theme Portfolio will invest no more than 5% of its total assets in Special Situations.


Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Theme Portfolio is authorized to enter into options, futures and forward currency transactions, a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include:
(1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Theme Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Theme Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Theme Portfolio to sell a security at a disadvantageous time, due to the need for the Theme Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out certain options, futures contracts, forward currency contracts and/or foreign currency positions in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



INVESTING IN SMALLER COMPANIES. While each Theme Portfolio's portfolio normally will include securities of established suppliers of traditional products and services, each Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.


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                             GT GLOBAL THEME FUNDS


                                 HOW TO INVEST


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GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global or certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.



All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."



Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contract your Financial Advisor or GT Global.


PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice must be provided to the Transfer Agent that a bank wire is being sent. A bank may charge a service fee for wiring money to a Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. Physical certificates representing the Funds' shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Funds are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an

                               Prospectus Page 29

                             GT GLOBAL THEME FUNDS
allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.


Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain broker/ dealers may charge a fee for establishing accounts relating to the Program. To participate in the Portfolio Rebalancing Program, investors should complete the Portfolio Rebalancing Program Application at the end of this Prospectus. Investors should contact their broker/dealers or GT Global for more information.


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                             GT GLOBAL THEME FUNDS


                             HOW TO MAKE EXCHANGES


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Advisor Class shares of any Fund may be exchanged for Advisor Class shares of any of the other GT Global Mutual Funds (including the other Funds), based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL WORLDWIDE GROWTH FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND
      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL EUROPE GROWTH FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND
      -- GT GLOBAL AMERICA SMALL CAP
         GROWTH FUND
      -- GT GLOBAL AMERICA MID CAP GROWTH FUND
      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL DOLLAR FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited.


Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus for additional information.


LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, each GT Global Mutual Fund and GT Global reserve the right to reject any purchase order.


                               Prospectus Page 31

                             GT GLOBAL THEME FUNDS


                              HOW TO REDEEM SHARES


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Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Advisor.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after

                               Prospectus Page 32

                             GT GLOBAL THEME FUNDS
the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Funds have not yet received good payment, the Funds may delay payment of redemption proceeds until they have assured themselves that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 33

                             GT GLOBAL THEME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

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Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.


Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
    ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send the instructions to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.

                               Prospectus Page 34

                             GT GLOBAL THEME FUNDS


                         CALCULATION OF NET ASSET VALUE


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Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is the value of each such Fund's proportionate share of total assets of its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.



Equity securities held by the Theme Portfolios are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Certain of the Theme Portfolios' securities from time to time may be listed primarily on foreign exchanges that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.


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                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional

                               Prospectus Page 35

                             GT GLOBAL THEME FUNDS
    Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. Each Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if Fund shares are purchased within 30 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 36

                             GT GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolios, respectively, and have approved contracts with various financial organizations to provide certain services required by each Fund. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Funds and the Trustees of the Portfolios.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Theme Portfolios' investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administration services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolios' and the Funds' operation.


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each pays the Manager administration fees computed daily and payable monthly at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to the Manager. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio each pays the Manager a fee, based on each such Portfolio's average daily net assets at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. For investment management and administration services provided to the Health Care Fund and Telecommunications Fund, each such Fund pays the Manager a fee computed daily and paid monthly based on each such Fund's average daily net assets at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. Each Theme Portfolio pays all expenses not assumed by the Manager, GT Global or other agents. The Manager has undertaken to limit each Theme Portfolio's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.90% of the average daily net assets of each Fund's Advisor Class shares. This undertaking may be changed or eliminated in the future.


The Manager also serves as each Theme Portfolio's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.


The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of December 31, 1996, the Manager and its worldwide asset management affiliates manage


                               Prospectus Page 37

                             GT GLOBAL THEME FUNDS

approximately $62 billion. In the United States, as of December 31, 1996, the Manager manages or administers approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $84 billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. and the resulting entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.


In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of the Theme Portfolios are as follows:
                      GLOBAL FINANCIAL SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
A. James Ellman                         Portfolio Manager since 1995            Portfolio Manager for the Manager
 San Francisco                                                                   since 1995. Analyst for the Manager
                                                                                 from 1994 to 1995. From 1992 to 1994,
                                                                                 Mr. Ellman was a student at the
                                                                                 Harvard Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).

                                           GLOBAL INFRASTRUCTURE PORTFOLIO


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
David L. Sherry                         Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1993. From 1992 to 1993, Mr.
                                                                                 Sherry was Senior Securities Analyst
                                                                                 for Franklin Resources, Inc. (San
                                                                                 Mateo, CA).
Michael Mahoney                         Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1993. From 1991 to 1993, Mr.
                                                                                 Mahoney was an Investment Analyst for
                                                                                 the Manager.


                               Prospectus Page 38

                             GT GLOBAL THEME FUNDS

                                          GLOBAL NATURAL RESOURCES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1994. Analyst for the Manager
                                                                                 from 1992 to 1994.

                                   GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1994. Analyst for the Manager
                                                                                 from 1992 to 1994.

                                               GLOBAL HEALTH CARE FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Yellen                          Portfolio Manager since 1996            Portfolio Manager for the Manager
 San Francisco                                                                   since 1996. Research analyst for the
                                                                                 Manager from 1994 to 1996. From 1991
                                                                                 to 1994, Mr. Yellen was a securities
                                                                                 analyst and co-portfolio manager for
                                                                                 Franklin Resources, Inc. (San Mateo,
                                                                                 CA).

                                            GLOBAL TELECOMMUNICATIONS FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Mahoney                         Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1991 to 1993, Mr.
                                                                                 Mahoney was an Investment Analyst for
                                                                                 the Manager.
David L. Sherry                         Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1992 to 1993, Mr.
                                                                                 Sherry was Senior Securities Analyst
                                                                                 for Franklin Resources, Inc. (San
                                                                                 Mateo, CA).
A. James Ellman                         Portfolio Manager since 1995            Portfolio Manager for the Manager
 San Francisco                                                                   since 1995. Analyst for the Manager
                                                                                 from 1994 to 1995. From 1992 to 1994,
                                                                                 Mr. Ellman was a student at the
                                                                                 Harvard Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).


                               Prospectus Page 39

                             GT GLOBAL THEME FUNDS


In placing orders for the Theme Portfolios' securities transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.


DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Funds' Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, CA 94111.

The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


GT Global, at its own expense, may provide promotional incentives to broker/dealers that sell shares of a Fund and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to broker/ dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealers.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 40

                             GT GLOBAL THEME FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by a Fund to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of each Fund and of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection by the Board of Directors of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Each Fund would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of each Fund and of the Company's other funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


Each Fund offers Advisor Class shares through this Prospectus to certain investors. Each Fund also offers Class A shares and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund (500 million shares in the case of Telecommunications Fund), 100 million shares as Class A shares and 100 million shares as Class B shares, except for the Telecommunications Fund, of which 200 million shares have each been classified as Class A shares and Class B shares, respectively. One hundred million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the


                               Prospectus Page 41

                             GT GLOBAL THEME FUNDS
income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.


ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a New York common law trust. The Declaration of Trust provides that the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, will each be liable for all obligations of that Portfolio. However, the Directors of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund nor their shareholders will be exposed to a material risk of liability by reason of the Funds' investing in their corresponding Portfolios.


Whenever the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, CA 94120-7893.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in a Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes reinvestment of all dividends and other distributions.


In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Funds' performance data will reflect past performance and will not necessarily be indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

                               Prospectus Page 42

                             GT GLOBAL THEME FUNDS

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of the assets of the Theme Portfolios.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to the Theme Portfolios. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company and the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 43

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 44

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 45

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 46

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                               Prospectus Page 47

[LOGO]
  GT GLOBAL MUTUAL FUNDS
P.O. Box 7345
SAN FRANCISCO, CA 94120-7345                                                                                           ADVISOR CLASS
800/223-2138                                                                                                     ACCOUNT APPLICATION

/ / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
ACCOUNT REGISTRATION        / / NEW ACCOUNT  / / ACCOUNT REVISION (Account No.: -------------------------------------)
NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform
Gifts/Transfers  to Minors accounts  should be in  the name of  one custodian and  one minor and  include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."

                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA MID CAP GROWTH FUND   $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------
                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------

AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

    OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES

CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ / Pay capital gain distributions only in cash   / / Pay dividends only in
cash   / / Pay capital gain distributions AND dividends in cash.

SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund:
Fund Name  --------------------------------------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established

                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.

FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address      Branch Number (if applicable)      Representative's Number      Representative's Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                              Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                              Title

            [LOGO]
               GT Global Mutual Funds   415 392 6181
                                                 Fifty California Street
                                                 27th Floor
                                                 SAN FRANCISCO, CA
                                                 94111-4624

                    GT GLOBAL DOLLAR COST AVERAGING PROGRAM

Between:      GT Global, Inc.
              General Distributor of
              The GT Global Mutual Funds
              Fifty California Street, 27th Floor
              San Francisco, California 94111
              415 392 6181; 800 824 1580

and:             Company -------------------------------------------------------------------
                Address --------------------------------------------------------------------
                   Phone   ----------------------------   Fax   ----------------------------

    You have entered into either a Dealer Agreement or a Bank and Bank-Affiliated Dealer Agreement (each an "Agreement") pursuant to which we agreed to sell to you Class A and Class B shares of the mutual funds that now or hereafter may be included in the GT Global Mutual Funds (collectively the "Funds"; individually a "Fund") or a Bank and Bank-Affiliated Dealer Agreement pursuant to which you agreed to sell such shares issued by the Funds as agent for your customers. This Supplement to the Agreement is for the purpose of establishing contractual terms between us with respect to the GT Global Dollar Cost Averaging Program ("Program"). All capitalized terms used in this Supplement and not otherwise defined shall have the same meanings assigned to them as in the Agreement. All terms of the Agreement shall remain in full force and effect unless specifically modified or suspended by the terms of this Supplement.

    1. You agree to make available to your customers the Program as described from time to time in the then current Prospectus of any Fund. We will provide you with reasonable amounts of literature and an account application covering the Program.

    2. A customer participating in the Program will designate the size of his or her monthly Funds' investment ("Monthly Amount") as well as the total amount he or she expects to invest over a 24-month period after participation in the Program begins ("Total Amount"). A sales charge will be applied to each automatic monthly purchase of Fund Class A shares in an amount determined in accordance with the Fund's Right of Accumulation privilege. We will pay you a commission if you are an agent, or we will pay you an agency commission if you are a bank or bank-affiliated dealer. This commission will be equal to the dealer compensation schedule that would be paid if the Total Amount the participating shareholder expects to invest in the 24 months under the Program were invested, instead, in the Fund at one time. You agree to pass through to your broker(s) or registered representative(s) a portion of this commission in accordance with your established compensation arrangement.

    3. If a customer discontinues participation in the Program or otherwise fails to invest the Total Amount as provided in the customer's Program agreement, and the selling representative is still employed by you, you agree to repay to us the portion of the commission applicable to any amount not invested by the customer. If the selling representative is not employed by you, you agree to repay us an amount equal to the portion of the commission paid that was retained by your firm.

    4. You acknowledge that all payments due to you under this Supplement are subject to the limitations contained in each Fund's Prospectus and may be varied or discontinued at any time.

    5. This Supplement shall be binding upon receipt by us in San Francisco, California, of a counterpart hereof duly accepted and signed by you.

    6. Either of us may cancel this Supplement at any time by written notice to the other, except that Section 3 shall still remain in effect.

    7. All communications to us should be sent to the address below. Any notice to you shall be duly given if mailed or telegraphed to you at the address specified by you on Page 1.

Accepted:

Company ----------------------------------     GT Global, Inc.

Address ------------------------------------   Fifty California Street, 27th Floor

Address ------------------------------------   San Francisco, California 94111

Phone -------------------------------------    415-392-6181; 800-824-1580

Fax ----------------------------------------   415-445-7566

By: ----------------------------------------   By: /s/ WILLIAM J. GUILFOYLE
    Signature                                  ----------------------------------------
                                               William J. Guilfoyle

   ----------------------------------------    Date: --------------------------------------
    Print Name & Date

DCALR702.085
May 1996

[LOGO]
   GT Global, Inc.
 P.O. Box 7345                                                                                                           DOLLAR COST
 SAN FRANCISCO, CA 94120-7345                                                                                  AVERAGING APPLICATION
 800 223 2138

 / / INDIVIDUAL  / / JOINT TENANT  / / CORPORATION  / / TRUST  / / UTMA/UGMA  / / OTHER
 1. ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / IRA ACCOUNT         / / ACCOUNT REVISION:
                                                                                          APPLICATION ATTACHED  (ACCOUNT NO.:
 ----------------)

 NOTE: Joint tenant registration will be as "joint tenants with rights of survivorship" unless otherwise specified. Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Transfers/Gifts to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's social security number).

                                                  / / / / / / - / / / / - / / / / / / / / OR / / / / - / / / / / / / / / / / / / /

 ---------------------------------------------------------------------------------------------------------------------------------
 Owner                                                                         Check appropriate box / / Social Security Number
 or / / Tax I.D. Number

 --------------------------------------   --------------------------------------------------------------------
 Co-owner 1
 --------------------------------------   --------------------------------------------------------------------
 Co-owner 2                               Home Telephone
 --------------------------------------   --------------------------------------------------------------------
 Street Address                           Business Telephone
 --------------------------------------   --------------------------------------------------------------------
 City, State, Zip Code                    Resident of     / / U.S. / / Specify Other

 2.  FUND SELECTION

     TOTAL INITIAL INVESTMENT $
 ----------------------------- ($10,000 MINIMUM).  The initial investment  will be made without imposition of any sales charge in the GT Global Dollar Fund. Method of payment / / check or / / bank wire. Make checks and bank wires payable to "GT Global." Do not send currency. Bank wires should be sent through the Federal Reserve Bank wire system to: Wells Fargo Bank, NA, ABA#121000248. ATTN: GT Global AC-4023-050701 (Stating Fund Name, Shareholder's Registered Name and Account Number)

     ALL GT GLOBAL MUTUAL FUNDS ISSUE TWO CLASSES OF SHARES. Class A shares are sold with an initial sales charge while Class B shares are sold without an initial sales charge but are subject to higher expense levels and to a contingent deferred sales charge payable on certain redemptions. Please read the prospectus of the applicable GT Global Mutual Fund carefully before you invest.

     MONTHLY TRANSFERS: Each month, GT Global Dollar Fund shares will be redeemed and either Class A or Class B shares of the designated GT Global Mutual Fund(s) will be purchased including the applicable sales charge, if any, in the amounts indicated below ($1,000 minimum aggregate per month):

     TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / CLASS A SHARES OR / / CLASS B SHARES

                            / / New Account              / / Existing Account #
                                    -------------------------------------------

  FUND NAME                                            MONTHLY         FUND NAME                                     MONTHLY
                                                       AMOUNT                                                        AMOUNT
  07 / / GT GLOBAL WORLDWIDE GROWTH FUND               $               03 / / GT GLOBAL EUROPE GROWTH FUND           $
                                                       ----------                                                    ----------
  05 / / GT GLOBAL INTERNATIONAL GROWTH FUND           $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
  16 / / GT GLOBAL EMERGING MARKETS FUND               $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
  22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND $               18 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
  17 / / GT GLOBAL FINANCIAL SERVICES FUND             $               18 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
  11 / / GT GLOBAL HEALTH CARE FUND                    $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
  19 / / GT GLOBAL INFRASTRUCTURE FUND                 $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
  21 / / GT GLOBAL NATURAL RESOURCES FUND              $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
  15 / / GT GLOBAL TELECOMMUNICATIONS FUND             $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
  02 / / GT GLOBAL NEW PACIFIC GROWTH FUND             $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
    CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
   All capital gains and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
    dividends in cash.
    SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
   Pay distributions noted above to another GT Global Mutual Fund: Fund Name --------------------------------------------

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

  We hereby submit this Dollar Cost Averaging Application for the purchase of Class A shares including shares purchased under Right of Accumulation or Letter of Intent, or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc., and the Prospectus and Statement of Additional Information for each Fund. We agree to notify GT Global, Inc., of any purchases properly made under a Letter of Intent or Right of Accumulation. Class B shares are not available for Right of Accumulation or Letter of Intent.


  --------------------------------------------------------------------------------------------------------------------------------
  Investment Dealer Name
--------------------------------------------------------------------------------------------------------------------------------
  Main Office Address    Branch Number    Representative's Name    Representative's Number
-----------------------------------------------------------------------------------------------------------------------
  Branch Address                                                                             Telephone

  -------------------------------------------------------------
  Investment Dealer's Authorized Signature and Title             GT Global Use:     DLR------------ BR ------------ Rep
                                                                 --------------------

IRA INSTRUCTIONS

To open an IRA Dollar Cost Averaging account:
  Read the GT Global IRA Disclosure Statement carefully.
  Complete both this Dollar Cost Averaging Application and the GT Global IRA Application. Shareholder is to sign both forms.
  Mail completed applications with a check to GT Global.
3.  AGREEMENT AND SIGNATURES
    I/We  authorize GT Global, Inc., to  transfer shares from my/our GT  Global Dollar Fund account, established hereby, to purchase shares in the other GT Global Mutual Fund(s) and the class indicated on the reverse side  of this  application. I/We understand that these transfers  will occur on the 15th day  of each month, or the prior business day, and will continue until the funds in my/our GT Global Dollar Fund account fall below the  transfer amount,  or until  I/we terminate the  Dollar Cost  Averaging Program in  writing. I/We  further understand that monthly purchases of  the Class A  shares of the  other GT Global  Mutual Fund(s) indicated  will be subject  to applicable  sales charges, and that the  Class B shares purchased may be  subject to a contingent deferred sales charge when redeemed, as described in the Prospectus of each Fund purchased.
    By the execution of  this Application(s) I/we represent  and warrant that I/we  have full right, power,  and authority and am/are of legal age in my/our state(s) of residence to make the investment applied for pursuant to this  Application. The person(s), if any, signing on behalf of the investors represent and warrant that they are duly authorized to sign this Application and to purchase, redeem, or exchange shares of the Fund(s) on behalf of the investor(s). I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S)
IN WHICH I/WE AM/ARE INVESTING.
    I/We and  my/our assigns  and successors  understand and  agree  that the  account will  be subject  to  the telephone  exchange and  telephone redemption  privilege described in  the current  Prospectus of  the GT Global
Mutual Fund(s) in which I/we am/are  investing and agree that GT Global,  Inc., G.T. Global Growth Series,  G.T.
Investment  Funds, Inc., G.T. Investment Portfolios, Inc., and  the Funds' transfer agent and their officers and employees will not be  liable for any loss  or damages arising  out of any such  telephone, telex, or  telegraph instructions  reasonably believed to be  genuine, including any such  loss due to negligence  on the part of any such entities. The investor(s)  certify(ies) and agree(s) that  the certifications, authorizations,  directions, and  restrictions contained herein will continue until GT Global, Inc., receives written notice of any change or revocation. Any  change in  these instructions  must  be in  writing and  in  some cases,  as described  in  the
Prospectus, requires that all signatures are guaranteed.
Please indicate the number of signatures required to process written redemption
requests:    / / one  / / two  / / three  / / four
(If you do not indicate the number of required signatures, ALL account owners must sign redemption requests.)
Under  penalties of perjury, I certify that the  Taxpayer Identification Number ("Number") provided on this form is my (or  my employer's,  trust's, minor's, or  other payee's)  true, correct and  complete Number  and may  be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose
Number  is given is) not  subject to backup withholding either  because: (a) I am (or  the payee is) exempt from backup withholding; (b) the Internal  Revenue Service ("IRS") has  not notified me that I  am (or the payee  is)
subject  to backup withholding as a result of a failure to  report all interest or dividends; OR (c) the IRS has notified me that I am  (or the payee is)  no longer subject to backup  withholding OR; / /  I am (the payee  is)
subject to backup withholding.
Note:
  Dollar  Cost Averaging accounts held in  the GT Global Dollar Fund  have the following privilege restrictions:
  Check writing, telephone redemptions and exchanges. The other GT Global Mutual Funds which receive the monthly
  Dollar Cost Averaging  transfers enjoy  all regular account  privileges, including  telephone redemptions  and exchanges.
  The  Dollar Cost Averaging  program does not  assure a profit and  does not protect  against loss in declining markets. Because such a program involves continuous  investment in securities regardless of fluctuating  price levels of such securities, you should consider your financial ability to continue purchases through periods of low price levels.

-------------------------------------------------------  -------------------------------------------------------
Date                                                     For GT Global Use Only

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 Fifty California Street                                                                                    SUPPLEMENTAL APPLICATION
 27th Floor                                                                                            PORTFOLIO REBALANCING PROGRAM
 SAN FRANCISCO, CA
 94111-4624

 ACCOUNT REGISTRATION EXISTING
 SHAREHOLDER ACCOUNT NUMBER

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the same name of one custodian and one minor and include the state under which the custodianship is created.


 --------------------------------------   / // // // // // // // // /
 Owner                                    Social Security Number / / or Tax I.D. Number "TIN" / / (Check applicable box) If
--------------------------------------    more than one owner social security number or taxpayer identification number should
 Co-owner 1                               be provided for first owner listed. If a purchase is made under Uniform Gift/Transfer
--------------------------------------    to Minors Act, social security number of the minor must be provided.
 Co-owner 2                               Resident of / / U.S. / / Other (specify)---------------------------
 --------------------------------------   Failure to provide TIN will result in 31% withholding on redemptions and exchanges.
 Street Address                           (   )                             (   )
--------------------------------------    -------------------------------  -------------------------------
 City, State, Zip Code                    Home Telephone                 Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected for Class A and Class B shares.
                   Checks should be made payable to "GT Global."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares / / Class B Shares or / / Advisor Class Advisor Class shares are sold through a different prospectus than Class A and Class B shares, are not sold directly to the general public and only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global, Inc. Special account requirements apply to Advisor Class shares. Please see an Advisor Class prospectus for complete information.

 If a class share box is not checked, your investment will be made in Class A shares. Minimum 2 funds; Maximum 10 funds; Minimum 5% allocation per fund.

  07 GT GLOBAL WORLDWIDE GROWTH FUND                   ----------      13 GT GLOBAL LATIN AMERICA GROWTH FUND        ----------

  05 GT GLOBAL INTERNATIONAL GROWTH FUND               ----------      24 GT GLOBAL AMERICA SMALL CAP GROWTH FUND    ----------

  16 GT GLOBAL EMERGING MARKETS FUND                   ----------      06 GT GLOBAL AMERICA GROWTH FUND              ----------

  11 GT GLOBAL HEALTH CARE FUND                        ----------      23 GT GLOBAL AMERICA VALUE FUND               ----------

  15 GT GLOBAL TELECOMMUNICATIONS FUND                 ----------      04 GT GLOBAL JAPAN GROWTH FUND                ----------

  19 GT GLOBAL INFRASTRUCTURE FUND                     ----------      10 GT GLOBAL GROWTH & INCOME FUND             ----------

  17 GT GLOBAL FINANCIAL SERVICES FUND                 ----------      09 GT GLOBAL GOVERNMENT INCOME FUND           ----------

  21 GT GLOBAL NATURAL RESOURCES FUND                  ----------      08 GT GLOBAL STRATEGIC INCOME FUND            ----------

  22 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND     ----------      18 GT GLOBAL HIGH INCOME FUND                 ----------

  02 GT GLOBAL NEW PACIFIC GROWTH FUND                 ----------      01 GT GLOBAL DOLLAR FUND                      ----------

  03 GT GLOBAL EUROPE GROWTH FUND                      ----------
  Rebalance frequency - check one
  / / Monthly   / / Quarterly   / / Semi annual   / /                  Total percentage must equal 100%.
  Annual
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
 All capital gains distributions and dividends will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
 dividends in cash.
 Investment will be split according to allocation.

AGREEMENTS AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. ANY
CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING WITH ALL SIGNATURES GUARANTEED (IF APPLICABLE).

------------------------------------------------------------
Date
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)

*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

                             GT GLOBAL THEME FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.

                             GT GLOBAL THEME FUNDS


                                                                   THEPV703   MC

                             GT GLOBAL THEME FUNDS

                            GT GLOBAL INCOME FUNDS:
                                 ADVISOR CLASS
                          PROSPECTUS -- MARCH 1, 1997
--------------------------------------------------------------------------------

GT GLOBAL GOVERNMENT INCOME FUND ("GOVERNMENT INCOME FUND") seeks a high level of current income by investing primarily in high quality U.S. and foreign government debt securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.

GT GLOBAL STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets.


GT GLOBAL HIGH INCOME FUND ("HIGH INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation by investing all of its investable assets in the Global High Income Portfolio ("Portfolio"), which, in turn, invests primarily in the debt securities of issuers located in emerging markets. The Portfolio's investment objectives are identical to those of the Fund.



Individually, a "Fund" and, collectively, the "Funds."



There can be no assurance that any Fund or the Portfolio will achieve its investment objectives. The investment experience of High Income Fund will correspond directly with the investment experience of the Portfolio.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

The Funds and the Portfolio are managed and/or administered by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of the Liechtenstein Global Trust, a global provider of asset management and private banking products and services to individual and institutional investors.

The Funds are designed for long-term investors and not as trading vehicles, do not represent a complete investment program and are not suitable for all investors. An investment in any of the Funds involves risk factors that should be reviewed carefully by potential investors. The Strategic Income Fund and the Portfolio both are authorized to borrow money for investment purposes, which would increase the volatility of their performance and involves additional risks. See "Investment Objectives and Policies" and "Risk Factors."


THE STRATEGIC INCOME FUND INVESTS UP TO 50% OF ITS TOTAL ASSETS, AND THE GLOBAL HIGH INCOME PORTFOLIO INVESTS UP TO 100% OF ITS TOTAL ASSETS, IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. SEE "INVESTMENT OBJECTIVES AND POLICIES" AND "RISK FACTORS."


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling
(800) 824-1580.



FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


[LOGO]

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS
   THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
     COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL INCOME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objectives and Policies........................................................         12
Risk Factors..............................................................................         21
How to Invest.............................................................................         27
How to Make Exchanges.....................................................................         29
How to Redeem Shares......................................................................         30
Shareholder Account Manual................................................................         32
Calculation of Net Asset Value............................................................         33
Dividends, Other Distributions and Federal Income Taxation................................         33
Management................................................................................         35
Other Information.........................................................................         38
Appendix A -- Description of Debt Ratings.................................................         41


                               Prospectus Page 2

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Funds and the Portfolio:   Each Fund is a non-diversified series of G.T. Investment Funds,
                               Inc. (the "Company"). The Portfolio is a non-diversified, open-end management investment company.
Investment Objectives:         The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of
                               principal. The Strategic Income Fund and the High Income Fund
                               primarily seek high current income and secondarily seek capital appreciation.
Principal Investments:         The Government Income Fund invests primarily in high quality U.S.
                               and foreign government debt obligations.
                               The Strategic Income Fund allocates its assets among debt
                               securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets, and selects
                               particular securities in each sector based on their relative investment merit.
                               The High Income Fund invests all of its investable assets in the
                               Portfolio, which, in turn, invests primarily in debt securities of issuers located in emerging markets.
Principal Risk Factors:        There is no assurance that the Funds or the Portfolio will achieve their investment objectives. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its or its corresponding Portfolio's portfolio holdings. The value of debt securities held by the Government Income Fund, the Strategic
                               Income Fund and the Portfolio generally fluctuates with interest rate movements.
                               The Government Income Fund, the Strategic Income Fund and the
                               Portfolio will invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject.
                               Individual foreign economies also may differ favorably or unfavor-
                               ably from the U.S. economy. Changes in foreign currency exchange rates will affect a Fund's or the Portfolio's net asset value, earnings and gains and losses realized on sales of securities.
                               Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S.
                               companies. The Portfolio will normally invest at least 65% of its total assets in debt securities of issuers in emerging markets and the Strategic Income Fund may invest in such securities. Such investments entail greater risk than investing in securities of issuers in developed markets.
                               The Government Income Fund, the Strategic Income Fund and the
                               Portfolio may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. Such transactions involve certain risks and transaction costs.


                               Prospectus Page 3

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               The Strategic Income Fund may invest up to 50% of its total assets, and the Portfolio may invest up to 100% of its total assets, in debt securities rated below investment grade or, if not rated, determined by the Manager to be of comparable quality.
                               Investments of this type are subject to greater risk of loss of principal and interest.
                               See "Investment Objectives and Policies" and "Risk Factors."
Investment Manager:            The Manager is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors, entrusted with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully staffed investment offices in Frankfurt, Hong Kong, London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."
                               Advisor Class shares are offered through a separate Prospectus to
Advisor Class Shares:          (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least
                               $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global
                               Trust; and (e) any of the companies comprising or affiliated with
                               Liechtenstein Global Trust.
Shares Available Through:      Advisor Class shares of each Fund's common stock are available through Financial Advisors (as defined herein) that have entered into agreements with the Funds' distributor, GT Global, Inc. ("GT
                               Global") or certain of its affiliates. See "How to Invest" and
                               "Shareholder Account Manual."
Exchange Privileges:           Advisor Class shares of a Fund may only be exchanged for Advisor
                               Class shares of other GT Global Mutual Funds, which are open-end management investment companies advised and/or administered by the
                               Manager. See "How to Make Exchanges" and "Shareholder Account
                               Manual."
Redemptions:                   Shares may be redeemed through the Funds' transfer agent, GT
                               Global Investor Services, Inc. ("Transfer Agent"). See "How to
                               Redeem Shares" and "Shareholder Account Manual."
Dividends and Other            Dividends are paid monthly from net investment income; other
  Distributions:               distributions are paid annually from net short term capital gain, net capital gain and net gains from foreign currency transactions, if any.
Reinvestment:                  Dividends and other distributions may be reinvested automatically in Advisor Class shares of the distributing Fund or in Advisor
                               Class shares of other GT Global Mutual Funds.

Net Asset Values:              Advisor Class shares are expected to be quoted daily in the financial section of most newspapers.


                               Prospectus Page 4

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Funds are reflected in the following tables (1):



                                                                              GOVERNMENT        STRATEGIC       HIGH INCOME
                                                                              INCOME FUND      INCOME FUND         FUND
                                                                            ---------------  ---------------  ---------------
                                                                             ADVISOR CLASS    ADVISOR CLASS    ADVISOR CLASS
                                                                            ---------------  ---------------  ---------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering
    price)................................................................          None             None             None
  Sales charges on reinvested distributions to shareholders...............          None             None             None
  Maximum deferred sales charge (as a % of net asset value at time of
    purchase or sale, whichever is less)..................................          None             None             None
  Redemption charges......................................................          None             None             None
  Exchange fees:
    -- On first four exchanges each year..................................          None             None             None
    -- On each additional exchange........................................     $    7.50        $    7.50        $    7.50

ANNUAL FUND OPERATING EXPENSES(2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...........................          0.72%            0.72%            0.99%
  12b-1 distribution and service fees.....................................          None             None             None
  Other expenses..........................................................          0.32%            0.33%            0.35%
                                                                                   -----            -----            -----
  Total Fund Operating Expenses...........................................          1.04%            1.05%            1.34%
                                                                                   -----            -----            -----
                                                                                   -----            -----            -----


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:



                                                                 ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                                                                  -----          ------         -----          -----
Government Income Fund
  Advisor Class Shares......................................   $        10    $        34    $        59    $       130
Strategic Income Fund
  Advisor Class Shares......................................   $        11    $        34    $        59    $       131
High Income Fund
  Advisor Class Shares......................................   $        13    $        43    $        75    $       165


------------------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN A FUND. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIO'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' or the Portfolio's projected or actual performance.



(2) Expenses are based on the Funds' fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees. The Board of Directors of the Company believes that the aggregate per share expenses of the High Income Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of that Fund were invested directly in the type of securities being held by the Portfolio.


                               Prospectus Page 5

                             GT GLOBAL INCOME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. For the period March 29, 1988 (commencement of operations) to October 21, 1992, the Strategic Income Fund was named G.T. Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1996 and each of the preceding four years have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                             GOVERNMENT INCOME FUND


                                                                     CLASS A+
                           ---------------------------------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                           ---------------------------------------------------------------------------------------------
                             1996       1995(C)     1994(C)     1993(C)      1992        1991        1990        1989
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Per Share Operating
 Performance:
Net asset value,
 beginning of
 period..................  $   8.81    $   8.63    $  11.07    $   9.83    $  10.29    $  10.46    $  10.45    $  10.86
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Income from investment
 operations:
  Net investment
   income................      0.57        0.62        0.65        0.74        0.92        0.99        1.18        1.15
  Net realized and
   unrealized gain (loss)
   on investments........      0.03        0.15       (1.52)       1.34       (0.31)      (0.07)      (0.02)      (0.35)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
    Net increase
     (decrease) from
     investment
     operations..........      0.60        0.77       (0.87)       2.08        0.61        0.92        1.16        0.80
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Distributions:
  From net investment
   income................     (0.57)      (0.59)      (0.65)      (0.74)      (0.83)      (1.00)      (1.15)      (1.20)
  From net realized gain
   on investments........     (0.10)      (0.00)      (0.27)      (0.00)      (0.13)      (0.09)      (0.00)      (0.00)
  In excess of net
   realized gain on
   investments...........     (0.00)      (0.00)      (0.55)      (0.00)      (0.00)      (0.00)      (0.00)      (0.00)
  Return of capital......     (0.00)      (0.00)      (0.10)      (0.00)      (0.00)      (0.00)      (0.00)      (0.00)
  From sources other than
   net investment
   income................     (0.00)      (0.00)      (0.00)      (0.10)      (0.11)      (0.00)      (0.00)      (0.01)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
    Total
     distributions.......     (0.67)      (0.59)      (1.57)      (0.84)      (1.07)      (1.09)      (1.15)      (1.21)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of
 period..................  $   8.74    $   8.81    $   8.63    $  11.07    $   9.83    $  10.29    $  10.46    $  10.45
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Total investment return
 (d).....................      7.11%       9.22%      (8.87)%      21.9%        6.3%        9.4%       11.9%        7.2%
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............  $240,945    $385,404    $502,094    $708,301    $623,387    $399,200    $259,726    $122,526
Ratio of net investment
 income to average net
 assets..................      6.52%       6.98%       6.87%        7.1%        9.0%        9.5%       11.4%       10.7%
Ratio of expenses to
 average net assets:
  With expense
   reductions............      1.34%       1.35%       1.33%        1.4%        1.6%        1.6%        1.8%        1.7%
  Without expense
   reductions............      1.39%       1.38%         --%**       --%**       --%**       --%**       --%**       --%**
Portfolio turnover
 rate ++++...............       268%        385%        625%        495%        351%        326%        334%        413%


------------------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.


+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.


++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Net of $0.01 per share of Fund operating expenses reimbursed by the Manager.

** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(a)  Not annualized.

(b)  Annualized.
(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d)  Total investment return does not include sales charges.

                               Prospectus Page 6

                             GT GLOBAL INCOME FUNDS

                             GOVERNMENT INCOME FUND
                                  (CONTINUED)

                                                                                                                 ADVISOR
                                   CLASS A+                               CLASS B++                             CLASS+++
                                --------------   -----------------------------------------------------------   -----------
                                MARCH 29, 1988
                                (COMMENCEMENT
                                      OF                                                         OCTOBER 22,
                                OPERATIONS) TO              YEAR ENDED OCTOBER 31,                 1992 TO     YEAR ENDED
                                 OCTOBER 31,     ---------------------------------------------   OCTOBER 31,   OCTOBER 31,
                                     1988          1996       1995(C)     1994(C)     1993(C)       1992          1996
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................     $ 11.43       $   8.80    $   8.64    $  11.07    $   9.83     $  9.87       $   8.80
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
Income from investment
 operations:
  Net investment income.......        0.49*          0.51        0.55        0.59        0.67        0.02           0.60
  Net realized and unrealized
   gain (loss) on
   investments................       (0.44)          0.04        0.14       (1.52)       1.34       (0.06)          0.03
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
    Net increase (decrease)
     from investment
     operations...............        0.05           0.55        0.69       (0.93)       2.01       (0.04)          0.63
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
Distributions:
  From net investment
   income.....................       (0.49)         (0.51)      (0.53)      (0.59)      (0.67)      (0.00)         (0.60)
  From net realized gain on
   investments................       (0.12)         (0.10)      (0.00)      (0.27)      (0.00)      (0.00)         (0.10)
  In excess of net realized
   gain on investments........       (0.00)         (0.00)      (0.00)      (0.54)      (0.00)      (0.00)         (0.00)
  Return of capital...........       (0.00)         (0.00)      (0.00)      (0.10)      (0.00)      (0.00)         (0.00)
  From sources other than net
   investment income..........       (0.01)         (0.00)      (0.00)      (0.00)      (0.10)      (0.00)         (0.00)
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
    Total distributions.......       (0.62)         (0.61)      (0.53)      (1.50)      (0.77)      (0.00)         (0.70)
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
Net asset value, end of
 period.......................     $ 10.86       $   8.74    $   8.80    $   8.64    $  11.07     $  9.83       $   8.73
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
Total investment return (d)...         1.1%(a)       6.54%       8.22%      (9.39)%      21.1%       (0.4)%(a)      7.49%
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................     $57,063       $166,577    $235,481    $262,405    $182,972     $ 2,624       $     86
Ratio of net investment income
 to average net assets........        7.41%*(b)      5.87%       6.33%       6.22%        6.5%        8.0%(b)       6.87%
Ratio of expenses to average
 net assets:
  With expense reductions.....        1.80%*(b)      1.99%       2.00%       1.98%        2.0%        1.9%(b)       0.99%
  Without expense reductions..          --%**        2.04%       2.03%         --%**       --%**       --%**        1.04%
Portfolio turnover rate ++++..         291%(b)        268%        385%        625%        495%        351%           268%


                                JUNE 1, 1995
                                     TO
                                OCTOBER 31,
                                  1995(C)
                                ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................    $  8.98
                                ------------
Income from investment
 operations:
  Net investment income.......       0.26
  Net realized and unrealized
   gain (loss) on
   investments................      (0.19)
                                ------------
    Net increase (decrease)
     from investment
     operations...............       0.07
                                ------------
Distributions:
  From net investment
   income.....................      (0.25)
  From net realized gain on
   investments................      (0.00)
  In excess of net realized
   gain on investments........      (0.00)
  Return of capital...........      (0.00)
  From sources other than net
   investment income..........      (0.00)
                                ------------
    Total distributions.......      (0.25)
                                ------------
Net asset value, end of
 period.......................    $  8.80
                                ------------
                                ------------
Total investment return (d)...       0.83%(a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................    $   131
Ratio of net investment income
 to average net assets........       7.33%(b)
Ratio of expenses to average
 net assets:
  With expense reductions.....       1.00%(b)
  Without expense reductions..       1.03%(b)
Portfolio turnover rate ++++..        385%


------------------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++   Commencing October 22, 1992, the Fund began offering Class B shares.


+++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.


++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Net of $0.01 per share of Fund operating expenses reimbursed by the Manager.


** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


(a)  Not annualized.

(b)  Annualized.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.


(d)  Total investment return does not include sales charges.


                               Prospectus Page 7

                             GT GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND

                                                                        CLASS A+
                              --------------------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                              --------------------------------------------------------------------------------------------
                                 1996         1995(C)        1994         1993(C)        1992         1991         1990
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
Per Share Operating
 Performance:
Net asset value, beginning
 of period..................  $     10.32   $     10.88   $     13.61   $     11.25   $    10.91   $    11.20   $    11.17
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
Income from investment
 operations:
  Net investment income.....         0.89          0.97          0.79          0.96         0.86         0.84*        1.04*
  Net realized and
   unrealized gain (loss) on
   investments..............         1.44         (0.69)        (2.14)         2.85         0.31        (0.02)       (0.17)
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
    Net increase (decrease)
     from investment
     operations.............         2.33          0.28         (1.35)         3.81         1.17         0.82         0.87
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
Distributions:
  From net investment
   income...................        (0.82)        (0.80)        (0.79)        (0.96)       (0.83)       (0.60)       (0.84)
  From net realized gain on
   investments..............        (0.00)        (0.00)        (0.38)        (0.37)       (0.00)       (0.51)       (0.00)
  In excess of net
   investment income........        (0.07)        (0.00)        (0.00)        (0.00)       (0.00)       (0.00)       (0.00)
  Return of capital.........        (0.00)        (0.04)        (0.21)        (0.00)       (0.00)       (0.00)       (0.00)
  From sources other than
   net investment income....        (0.00)        (0.00)        (0.00)        (0.12)       (0.00)       (0.00)       (0.00)
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
    Total distributions.....        (0.89)        (0.84)        (1.38)        (1.45)       (0.83)       (1.11)       (0.84)
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
Net asset value, end of
 period.....................  $     11.76   $     10.32   $     10.88   $     13.61   $    11.25   $    10.91   $    11.20
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
Total investment return
 (d)........................        23.00%         3.06%       (10.44)%        37.0%        11.1%         7.7%         8.3%
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's).................  $   185,126   $   188,165   $   275,241   $   287,870   $   83,849   $   55,967   $   44,545
Ratio of net investment
 income to average net
 assets.....................         8.09%         9.64%         6.74%          7.2%         7.6%         7.2%*        9.6%*
Ratio of expenses to average
 net assets:
  With expense reductions...         1.38%         1.42%         1.40%          1.7%         1.8%         1.9%*        1.9%*
  Without expense
   reductions...............         1.40%         1.45%          %--(f)         %--(f)        %--(f)        %--(f)        %--(f)
Ratio of interest expenses
 to average net assets......          N/A           N/A          0.10%          N/A          N/A          N/A          N/A
Portfolio turnover
 rate+++....................          177%          238%          583%          310%         418%         630%         501%


                                           MARCH 29, 1988
                                           (COMMENCE-MENT
                                                 OF
                                           OPERATIONS) TO
                                             OCTOBER 31,
                                 1989           1988
                              ----------   ---------------
Per Share Operating
 Performance:
Net asset value, beginning
 of period..................  $    11.25   $    11.43
                              ----------   ---------------
Income from investment
 operations:
  Net investment income.....        0.82*        0.45*
  Net realized and
   unrealized gain (loss) on
   investments..............       (0.10)       (0.24)
                              ----------   ---------------
    Net increase (decrease)
     from investment
     operations.............        0.72         0.21
                              ----------   ---------------
Distributions:
  From net investment
   income...................       (0.80)       (0.39)
  From net realized gain on
   investments..............       (0.00)       (0.00)
  In excess of net
   investment income........       (0.00)       (0.00)
  Return of capital.........       (0.00)       (0.00)
  From sources other than
   net investment income....       (0.00)       (0.00)
                              ----------   ---------------
    Total distributions.....       (0.80)       (0.39)
                              ----------   ---------------
Net asset value, end of
 period.....................  $    11.17   $    11.25
                              ----------   ---------------
                              ----------   ---------------
Total investment return
 (d)........................         6.8%         1.2%(a)
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's).................  $   37,820   $   21,830
Ratio of net investment
 income to average net
 assets.....................         7.7%*       7.22%*(e)
Ratio of expenses to average
 net assets:
  With expense reductions...         1.8%*       1.70%*(e)
  Without expense
   reductions...............         %--(f)         --%(f)
Ratio of interest expenses
 to average net assets......         N/A          N/A
Portfolio turnover
 rate+++....................         385%         340%


------------------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.


+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and
    1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.


**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.


(a) Not annualized.

(b) Ratios are not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.


(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.



N/A Not applicable.


                               Prospectus Page 8

                             GT GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND
                                    (CONTINUED)


                                                                   CLASS B++                              ADVISOR CLASS**
                                          -----------------------------------------------------------   --------------------
                                                                                                                    JUNE 1,
                                                                                          OCTOBER 22,     YEAR      1995 TO
                                                     YEAR ENDED OCTOBER 31,                 1992 TO       ENDED     OCTOBER
                                          ---------------------------------------------   OCTOBER 31,    OCTOBER      31,
                                            1996       1995(C)     1994(C)     1993(C)       1992       31, 1996    1995(C)
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
Per Share Operating Performance:
Net asset value, beginning of period....  $  10.33    $  10.88    $  13.60    $  11.24     $ 11.36      $  10.33    $ 10.32
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
Income from investment operations:
  Net investment income.................      0.82        0.91        0.73        0.89        0.01          0.93       0.41
  Net realized and unrealized gain
   (loss) on investments................      1.44       (0.69)      (2.14)       2.85       (0.13)         1.44      (0.04)
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
    Net increase (decrease) from
     investment operations..............      2.26        0.22       (1.41)       3.74       (0.12)         2.37       0.37
Distributions:
  From net investment income............     (0.75)      (0.73)      (0.72)      (0.89)      (0.00)        (0.86)     (0.34)
  From net realized gain on
   investments..........................     (0.00)      (0.00)      (0.38)      (0.37)      (0.00)        (0.00)     (0.00)
  In excess of net investment income....     (0.07)      (0.00)      (0.00)      (0.00)      (0.00)        (0.07)     (0.00)
  Return of capital.....................     (0.00)      (0.04)      (0.21)      (0.00)      (0.00)        (0.00)     (0.02)
  From sources other than net investment
   income...............................     (0.00)      (0.00)      (0.00)      (0.12)      (0.00)        (0.00)     (0.00)
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
    Total distributions.................     (0.82)      (0.77)      (1.31)      (1.38)      (0.00)        (0.93)     (0.36)
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
Net asset value, end of period..........  $  11.77    $  10.33    $  10.88    $  13.60     $ 11.24      $  11.77    $ 10.33
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
Total investment return (d).............     22.15%       2.48%     (11.02)%      36.2%       (1.1)%(a)    23.39%      3.72%(a)
Ratios and supplemental data:
  Net assets, end of period (in
   000's)...............................  $333,178    $357,852    $458,550    $310,431     $   533      $    479    $   443
  Ratio of net investment income to
   average net assets...................      7.44%       8.99%       6.09%        6.5%        N/A(b)       8.44%      9.99%(e)
Ratio of expenses to average net assets:
  With expense reductions...............      2.03%       2.07%       2.05%        2.4%        N/A(b)       1.03%      1.07%(e)
  Without expense reductions............      2.05%       2.10%         --%(f)       --%(f)       --%(f)     1.05%     1.10%(e)
Ratio of interest expenses to average
 net assets.............................       N/A         N/A        0.10%        N/A         N/A           N/A        N/A
Portfolio turnover rate+++..............       177%        238%        583%        310%        418%          177%       238%


------------------------------


++  Commencing October 22, 1992, the Fund began offering Class B shares.


+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* Includes reimbursement by the Manager of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and
    1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Ratios are not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.


(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.



N/A Not applicable.


                               Prospectus Page 9

                             GT GLOBAL INCOME FUNDS

                                HIGH INCOME FUND


                                                                               CLASS A
                                                     ------------------------------------------------------------
                                                                                                 OCTOBER 22, 1992
                                                                                                  (COMMENCEMENT
                                                              YEAR ENDED OCTOBER 31,              OF OPERATIONS)
                                                     -----------------------------------------    TO OCTOBER 31,
                                                       1996       1995     1994(C)    1993(C)          1992
                                                     --------   --------   --------   --------   ----------------
Per Share Operating Performance:
Net asset value, beginning of year................   $  11.70   $  12.56   $  14.92   $  11.43        $11.43
                                                     --------   --------   --------   --------       -------
Income from investment operations:
  Net investment income...........................       1.27       1.35       0.94       0.78          0.00
  Net realized and unrealized gain (loss) on
   investments....................................       3.09      (1.09)     (1.87)      3.92          0.00
                                                     --------   --------   --------   --------       -------
    Net increase (decrease) from investment
     operations...................................       4.36       0.26      (0.93)      4.70          0.00
                                                     --------   --------   --------   --------       -------
Distributions:
  From net investment income......................      (1.11)     (1.03)     (0.94)     (0.78)        (0.00)
  From net realized gain on investments...........      (0.10)     (0.03)     (0.27)     (0.00)        (0.00)
  In excess of net realized gain on investments...      (0.00)     (0.00)     (0.22)     (0.00)        (0.00)
  From sources other than net investment income...      (0.00)     (0.00)     (0.00)     (0.43)        (0.00)
  Return of capital...............................      (0.00)     (0.06)     (0.00)     (0.00)        (0.00)
                                                     --------   --------   --------   --------       -------
    Total distributions...........................      (1.21)     (1.12)     (1.43)     (1.21)        (0.00)
                                                     --------   --------   --------   --------       -------
Net asset value, end of year......................   $  14.85   $  11.70   $  12.56   $  14.92        $11.43
                                                     --------   --------   --------   --------       -------
                                                     --------   --------   --------   --------       -------
Total investment return (e).......................      39.05%      2.81%     (6.45)%     43.6%          0.0%(b)
                                                     --------   --------   --------   --------       -------
                                                     --------   --------   --------   --------       -------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............   $178,318   $142,002   $167,974   $143,171        $  207
Ratio of net investment income (loss) to average
 net assets.......................................       9.52%     11.85%      7.00%       6.4%          N/A(d)
Ratio of operating expenses to average net
 assets...........................................       1.69%      1.75%      1.57%       2.2%          N/A(d)
Ratio of interest expense to average net assets...       0.04%       N/A       0.22%       N/A           N/A
Portfolio turnover rate (f).......................        290%        --%        --%        --%           --%


------------------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon weighted average shares during the year.

(d) Ratios are not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.


(f) The Fund invests only in the Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio.



N/A Not applicable.


                               Prospectus Page 10

                             GT GLOBAL INCOME FUNDS

                                HIGH INCOME FUND
                                  (CONTINUED)


                                                             CLASS B                                ADVISOR CLASS**
                                     --------------------------------------------------------   -----------------------
                                                                               OCTOBER 22,
                                                                                   1992
                                                                              (COMMENCEMENT       YEAR    JUNE 1, 1995
                                             YEAR ENDED OCTOBER 31,           OF OPERATIONS)     ENDED         TO
                                     --------------------------------------   TO OCTOBER 31,    OCTOBER    OCTOBER 31,
                                       1996      1995    1994(C)   1993(C)         1992         31, 1996      1995
                                     --------  --------  --------  --------  ----------------   --------  -------------
Per Share Operating Performance:
Net asset value, beginning of
 year..............................  $  11.69  $  12.56  $  14.90  $  11.43       $11.43        $ 11.71      $11.44
                                     --------  --------  --------  --------      -------        --------  -------------
Income from investment operations:
  Net investment income............      1.17      1.27      0.86      0.70         0.00           1.34        0.57
  Net realized and unrealized gain
   (loss) on investments...........      3.09     (1.09)    (1.85)     3.90         0.00           3.05        0.17
                                     --------  --------  --------  --------      -------        --------  -------------
    Net increase (decrease) from
     investment operations.........      4.26      0.18     (0.99)     4.60         0.00           4.39        0.74
                                     --------  --------  --------  --------      -------        --------  -------------
Distributions:
  From net investment income.......     (1.03)    (0.96)    (0.86)    (0.70)       (0.00)         (1.16 )     (0.44)
  From net realized gain on
   investments.....................     (0.09)    (0.03)    (0.27)    (0.00)       (0.00)         (0.11 )     (0.00)
  In excess of net realized gain on
   investments.....................     (0.00)    (0.00)    (0.22)    (0.00)       (0.00)         (0.00 )     (0.00)
  From sources other than net
   investment
   income..........................     (0.00)    (0.00)    (0.00)    (0.43)       (0.00)         (0.00 )     (0.00)
  Return of capital................     (0.00)    (0.06)    (0.00)    (0.00)       (0.00)         (0.00 )     (0.03)
                                     --------  --------  --------  --------      -------        --------  -------------
    Total distributions............     (1.12)    (1.05)    (1.35)    (1.13)       (0.00)         (1.27 )     (0.47)
                                     --------  --------  --------  --------      -------        --------  -------------
Net asset value, end of year.......  $  14.83  $  11.69  $  12.56  $  14.90       $11.43        $ 14.83      $11.71
                                     --------  --------  --------  --------      -------        --------  -------------
                                     --------  --------  --------  --------      -------        --------  -------------
Total investment return (e)........     38.16%     2.07%    (6.99)%     42.6%         0.0%(b)     39.38 %      6.54%(b)
                                     --------  --------  --------  --------      -------        --------  -------------
                                     --------  --------  --------  --------      -------        --------  -------------

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $251,002  $214,897  $232,423  $127,035       $   53        $15,298      $1,463
Ratio of net investment income
 (loss) to average net assets......      8.87%    11.20%     6.35%      5.8%         N/A(d)        9.87 %     12.20%(a)
Ratio of operating expenses to
 average net assets................      2.34%     2.40%     2.22%      2.8%         N/A(d)        1.34 %      1.40%(a)
Ratio of interest expense to
 average net assets................      0.04%      N/A      0.22%      N/A          N/A           0.04 %       N/A
Portfolio turnover rate (f)........       290%       --%       --%       --%          --%           290 %        --%(a)


------------------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon weighted average shares during the year.

(d) Ratios are not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.


(f) The Fund invests only in the Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio.



**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.



N/A Not applicable.


                               Prospectus Page 11

                             GT GLOBAL INCOME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

GOVERNMENT INCOME FUND

The Government Income Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.

At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."


The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P"), or, if not rated, determined to be of comparable quality by the Manager. A description of Moody's and S&P ratings is included in the Appendix to this Prospectus.



The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Manager to be fully exchangable into U.S. dollars (or a multinational currency unit) without legal restriction.


The Fund may also invest up to 35% of its total assets in: (1) foreign government securities that are not high quality but are rated at least "investment grade," i.e., rated within the four highest ratings categories of Moody's or S&P or, if not rated, determined by the Manager to be of comparable quality; (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; and (3) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities.

STRATEGIC INCOME FUND

The Strategic Income Fund primarily seeks high current income and secondarily seeks capital appreciation.


The Fund invests in debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets. The Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments. The Fund normally invests at least 50% of its net assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade by Moody's or S&P or, if not rated, determined by the Manager to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Fund may also invest in securities that are in default as to payment of principal and/or interest.


The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The Manager may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. The Fund also may invest in below-

                               Prospectus Page 12

                             GT GLOBAL INCOME FUNDS

investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation.


HIGH INCOME FUND


The High Income Fund primarily seeks high current income, and secondarily seeks capital appreciation. The Fund seeks its objectives by investing all of its investable assets in the Portfolio, which in turn seeks the same objectives as the Fund by normally investing at least 65% of its total assets in debt securities of issuers in emerging markets.


The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.

The Portfolio may also invest up to 35% of its total assets in (1) equity securities of issuers in emerging markets included in the list below under the caption "Emerging Markets"; (2) equity and debt securities of issuers in developed countries, including the United States; (3) securities of issuers in emerging markets not included in the emerging markets list, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and
(4) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, the Manager will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.

Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on the Manager's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.


OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, investors should be aware that the High Income Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.The High Income Fund may redeem its investment from the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objectives, policies or limitations that is not approved by the Board or the shareholders of the High Income Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment advisor to manage the Fund's assets in accordance with the investment objectives, policies and limitations discussed herein with respect to the Portfolio.


In addition to selling its interests to the Fund, the Portfolio may sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns from investors in another investment company which invests exclusively in the Portfolio. As of the date of this Prospectus, the High Income Fund is the only institutional investor in the Portfolio.

                               Prospectus Page 13

                             GT GLOBAL INCOME FUNDS

Investors in the Fund should be aware that the Funds' investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio. A change in the Portfolio's fundamental objectives, policies and restrictions, which is not approved by the shareholders of the Fund, could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund.

                                GENERAL POLICIES


TEMPORARY DEFENSIVE STRATEGIES. The Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of their respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Government Income Fund's, the Strategic Income Fund's or the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Funds or the Portfolio employ a temporary defensive strategy, they will not be invested so as to achieve directly their investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Government Income Fund, the Strategic Income Fund and the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments.


EMERGING MARKET SECURITIES. The Strategic Income Fund and the Portfolio consider "emerging markets" to consist of all countries determined by the Manager to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Strategic Income Fund and the Portfolio will consider investment in the following emerging markets:


  Algeria                Malaysia
  Argentina              Mauritius
  Bolivia                Mexico
  Botswana               Morocco
  Brazil                 Nicaragua
  Bulgaria               Nigeria
  Chile                  Oman
  China                  Pakistan
  Colombia               Panama
  Costa Rica             Paraguay
  Cyprus                 Peru
  Czech Republic         Philippines
  Dominican              Poland
   Republic              Portugal
  Ecuador                Republic of Slovakia
  Egypt                  Russia
  El Salvador            Singapore
  Finland                Slovenia
  Ghana                  South Africa
  Greece                 South Korea
  Hong Kong              Sri Lanka
  Hungary                Swaziland
  India                  Taiwan
  Indonesia              Thailand
  Israel                 Turkey
  Ivory Coast            Ukraine
  Jamaica                Uruguay
  Jordan                 Venezuela
  Kazakhstan             Zambia
  Kenya                  Zimbabwe
  Lebanon


The Strategic Income Fund and the Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services

                               Prospectus Page 14

                             GT GLOBAL INCOME FUNDS
performed in emerging markets; or (iii) organized under the laws of, or with a principal office in, an emerging market.


ASSET ALLOCATION. The Government Income Fund, the Strategic Income Fund and the Portfolio each invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Funds are designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).


The Manager allocates the assets of the Government Income Fund, the Strategic Income Fund and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and, in the case of the Government Income Fund, secondarily for capital appreciation and protection of principal). In so doing, the Manager intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Government Income Fund, the Strategic Income Fund and the Portfolio. Securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio may be invested in without limitation as to maturity.

The Manager selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Manager may seek to protect a Fund against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."


According to the Manager, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Manager believes that the Government Income Fund's and the Strategic Income Fund's policy of investing in debt securities throughout the world and the Portfolio's policy of investing in debt securities of issuers in emerging markets may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Funds and the Portfolio that invest solely in debt securities of U.S. issuers.



BRADY BONDS. The Strategic Income Fund and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of, among others, Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Strategic Income Fund and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.


The Strategic Income Fund and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par

                               Prospectus Page 15

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bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's and the Portfolio's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund and/or the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Fund and/or the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund and/or the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund and/or the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund and/or the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.

In the event of the insolvency of the Lender selling a Participation, the Fund and/or the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund and/or the Portfolio will acquire Participations only if the Lender interpositioned between the Fund and/or the Portfolio and the borrower is determined by the Manager to be creditworthy. When the Fund and/or the Portfolio purchases Assignments from Lenders, the Fund and/or the Portfolio will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund and/or the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and the Portfolio will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Fund or the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or the Portfolio may incur a loss. The Government Income Fund may invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.


The Strategic Income Fund and the Portfolio may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Fund or the Portfolio is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Fund or Portfolio would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially

                               Prospectus Page 16

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offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Fund or Portfolio can receive if the "when, as and if issued" security is in fact issued.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Government Income Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Government Income Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Government Income Fund will not borrow for investment purposes, nor will the Fund purchase securities while borrowings are outstanding.

Both the Strategic Income Fund and the Portfolio are authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund and the Portfolio will borrow for investment purposes only when the Manager believes that such borrowings will benefit the Fund or the Portfolio, respectively, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.

Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund and the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund or the Portfolio. Although the principal amount of such borrowings will be fixed, the Fund's and the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund or the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund or the Portfolio will have to pay, the Fund's or the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund or the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Strategic Income Fund and the Portfolio each expects that some of its borrowings may be made on a secured basis.

In addition to the foregoing borrowings, the Strategic Income Fund and the Portfolio each may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Strategic Income Fund or the Portfolio for any purpose does not exceed 33 1/3% of its total assets.

The Funds and the Portfolio may also enter into reverse repurchase agreements with a bank or recognized securities dealer, although the Strategic Income Fund currently has no intention of doing so with respect to more than 5% of its total assets. Under a reverse repurchase agreement, the Funds or the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time a Fund or the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund or the Portfolio may decline below the price of the securities a Fund or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's or the Portfolio's obligation to repurchase the securities, and a Fund's or the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The Strategic Income Fund and the Portfolio also may enter into "dollar rolls," in which the Fund or the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund or the Portfolio would forego principal and interest paid on such securities. The Fund or the Portfolio would be compensated by the difference between the current sales price and the forward price for

                               Prospectus Page 17

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the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Strategic Income Fund's or the Portfolio's assets for purposes of calculating compliance with the Fund's or the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.

SECURITIES LENDING. The Government Income Fund, the Strategic Income Fund and the Portfolio may lend their respective portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time earn additional income that may be used to offset the Fund's custody fee. At all times a loan is outstanding, each Fund and the Portfolio requires the borrower to maintain with the Fund's or the Portfolio's custodian, collateral consisting of cash, U.S. government securities, or certain irrovocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund and the Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.


ZERO COUPON SECURITIES. The Strategic Income Fund and the Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the investing Fund's or Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). These distributions must be made from the Fund's (or, in the case of the High Income Fund, its, or its share of, the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund or the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.


SYNTHETIC SECURITY POSITIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."

For example, in order to establish a synthetic security position for a Fund or the Portfolio that is comparable to owning a Japanese government bond, the Manager might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.

The Manager might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's or the Portfolio's investment position, or the Manager might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

The Manager would create synthetic security positions for a Fund or the Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in

                               Prospectus Page 18

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the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Manager believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, a Fund or the Portfolio will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Funds' or Portfolio investment. The Strategic Income Fund and the Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other similar instruments. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into such instruments up to the full value of their portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.


To attempt to hedge against adverse movements in exchange rates between currencies, the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the respective Fund's or the Portfolio's portfolio positions. Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

In addition, each Fund and the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or the Portfolio or that the Manager intends to include in the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


Further, the Funds and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or the Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.



SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Fund and the Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund or the Portfolio anticipates purchasing at a later date. The Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to


                               Prospectus Page 19

                             GT GLOBAL INCOME FUNDS
what the Fund or the Portfolio may be obligated to pay.

Interest rate swaps involve the exchange by the Fund or the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

INDEXED COMMERCIAL PAPER. The Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund and the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund and the Portfolio will not purchase such commercial paper for speculation.


OTHER INDEXED SECURITIES. The Government Income Fund, Strategic Income Fund and the Portfolio may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. Each Fund and Portfolio may invest in such securities to the extent consistent with its investment objectives.



OTHER INFORMATION. Each Fund's investment objectives may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Each Fund's other investment policies described herein and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval.


The approval of the High Income Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the High Income Fund thirty days prior to any changes in the Portfolio's investment objectives.

                               Prospectus Page 20

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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or the Portfolio will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Government Income Fund, the Strategic Income Fund or the Portfolio are subject to greater interest rate risk.


Each Fund and the Portfolio is classified under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" fund. As a result, the Government Income Fund, the Strategic Income Fund and the Portfolio each will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that a Fund or the Portfolio invests in a smaller number of issuers, the value of each Fund's shares may fluctuate more widely and the Funds and the Portfolio may be subject to greater investment and credit risk with respect to their portfolios.



FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attibutable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Government Income and Strategic Income Funds' and the Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.


With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Government Income Fund, the Strategic Income Fund and the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Government Income Fund, the Strategic Income Fund and the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

CURRENCY RISK. Since the Government Income Fund, the Strategic Income Fund and the Portfolio normally invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major

                               Prospectus Page 21

                             GT GLOBAL INCOME FUNDS
devaluations have historically occurred in certain countries.

INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Strategic Income Fund and the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Strategic Income Fund or the Portfolio could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Strategic Income Fund or the Portfolio to make intended securities purchases due to settlement problems could cause the Strategic Income Fund or the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Strategic Income Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Strategic Income Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Strategic Income Fund's or the Portfolio's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Strategic Income Fund or the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Strategic Income Fund's or the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Strategic Income Fund or the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund and the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's and/or the Portfolio's

                               Prospectus Page 22

                             GT GLOBAL INCOME FUNDS
liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund and/or the Portfolio to assign a value to those securities for purposes of valuing the Fund's or the Portfolio's portfolio and calculating its net asset value.

SOVEREIGN DEBT. The Strategic Income Fund and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's or the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Manager intends to manage the Strategic Income Fund and the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund or the Portfolio to suffer a loss of interest or principal on any of its holdings.

In recent years, some of the emerging market countries in which the Strategic Income Fund and the Portfolio expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's

                               Prospectus Page 23

                             GT GLOBAL INCOME FUNDS
trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Strategic Income Fund and the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Strategic Income Fund and the Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors.


LOWER QUALITY DEBT SECURITIES. Under normal market conditions the Strategic Income Fund may invest up to 50% of its total assets in debt securities rated below investment grade, and up to 100% the Portfolio's total assets will be so invested. Such investments involve a high degree of risk.


Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's, is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, the Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/ or interest.


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Appendix A" for a discussion of Moody's and S&P's ratings.


The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Strategic Income Fund or the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Strategic Income Fund or the Portfolio may have to replace

                               Prospectus Page 24

                             GT GLOBAL INCOME FUNDS
the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact net asset value of the Strategic Income Fund and the High Income Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Strategic Income Fund and the Portfolio each also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.


As of October 31, 1996, the Strategic Income Fund and the Portfolio had 78.8% and 58.7%, respectively, of their total net assets in debt securities that received a rating from Moody's and 19.6% and 39.7%, respectively, of their total net assets in debt securities that were not so rated. In addition, the Strategic Income Fund and the Portfolio had 1.6% and 1.6%, respectively, of their total net assets in cash and net receivables. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa -- 36.6%, Aa -- 15.6%, A -- 1.0%, Baa -- 1.5%, Ba -- 11.5%, B -- 12.6%, Caa --
0%, Ca -- 0%, C -- 0%. Included under the unrated category are securities comprising 26.2% of the Strategic Income Fund's total net assets which, while unrated, have been determined by the Manager to be of comparable quality to securities in the following categories: Baa -- 0%; Ba -- 10%; and B -- 9.6%. The Portfolio had the following percentages of its total net assets invested in rated securities: Aaa -- 2.7%, Aa -- .7%, A -- 3.6%, Baa -- 3.0%, Ba -- 20.2%, B
-- 28.5%, Caa -- 0%, Ca -- 0%, C -- 0%. Included under the unrated category are securities composing 39.7% of the Portfolio's total net assets which, while unrated, have been determined by the Manager to be of comparable quality to securities in the following rating categories: Baa -- 1.3 %; Ba -- 18.0%; and B -- 20.4%. It should be noted that the allocation of the investments of the Strategic Income Fund and the Portfolio by rating on any given date will vary and should not be considered representative of the future portfolio composition of the Strategic Income Fund or the Portfolio.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Fund and the Portfolio is authorized to enter into options, futures and forward currency transactions, the Funds and the Portfolio might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options


                               Prospectus Page 25

                             GT GLOBAL INCOME FUNDS

thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions;
(6) the possible inability of a Fund or Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and
(7) the possible need to defer closing out of certain options, futures contracts, forward currency contracts and/or foreign currency positions in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



ILLIQUID SECURITIES. The Government Income Fund may invest up to 10% of its total assets, and the Strategic Income Fund and the Portfolio up to 15% of their net assets, in securities for which no readily available market exists, so-called "illiquid securities." Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

                               Prospectus Page 26

                             GT GLOBAL INCOME FUNDS


                                 HOW TO INVEST


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GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.



All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."



Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.



PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Funds. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.


CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a

                               Prospectus Page 27

                             GT GLOBAL INCOME FUNDS
percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.


Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain broker/ dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/dealers or GT Global for more information.


                               Prospectus Page 28

                             GT GLOBAL INCOME FUNDS


                             HOW TO MAKE EXCHANGES


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Advisor Class shares of any Fund may be exchanged for Advisor Class shares of other GT Global Mutual Funds based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes." In addition to the Funds, the GT Global Mutual Funds currently include:


   -- GT GLOBAL WORLDWIDE GROWTH FUND
   -- GT GLOBAL INTERNATIONAL GROWTH FUND
   -- GT GLOBAL EMERGING MARKETS FUND
   -- GT GLOBAL HEALTH CARE FUND
   -- GT GLOBAL TELECOMMUNICATIONS FUND
   -- GT GLOBAL FINANCIAL SERVICES FUND
   -- GT GLOBAL INFRASTRUCTURE FUND
   -- GT GLOBAL NATURAL RESOURCES FUND
   -- GT GLOBAL CONSUMER PRODUCTS AND
       SERVICES FUND
   -- GT GLOBAL NEW PACIFIC GROWTH FUND
   -- GT GLOBAL EUROPE GROWTH FUND
   -- GT GLOBAL LATIN AMERICA GROWTH FUND
   -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
   -- GT GLOBAL AMERICA MID CAP GROWTH FUND
   -- GT GLOBAL AMERICA VALUE FUND
   -- GT GLOBAL JAPAN GROWTH FUND
   -- GT GLOBAL GROWTH & INCOME FUND
   -- GT GLOBAL DOLLAR FUND


Up to four exchanges each year per Fund may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited.


Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact his or her Financial Advisor to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus for additional information.


LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, the Funds and GT Global reserve the right to reject any purchase order.


                               Prospectus Page 29

                             GT GLOBAL INCOME FUNDS


                              HOW TO REDEEM SHARES


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Shares of each Fund may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.



Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.


REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to what documents are required should contact his Financial Advisor.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone, or by mail will be made promptly after receipt of a redemption request, if

                               Prospectus Page 30

                             GT GLOBAL INCOME FUNDS
in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 31

                             GT GLOBAL INCOME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

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Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions, and Federal Income Taxation -- Taxes" for more information.


Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.

    ABA 121000248

    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.

                               Prospectus Page 32

                             GT GLOBAL INCOME FUNDS


                         CALCULATION OF NET ASSET VALUE


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The Funds calculate net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m., Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the High Income Fund, is the value of its proportionate share of the total assets of the Portfolio) subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Long-term debt obligations held by a Fund or the Portfolio are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations. Equity securities are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. When market quotations for futures and options positions held by a Fund or the Portfolio are readily available, those positions are valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's or the Portfolio's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC dealer markets that may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.


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                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

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DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund declares and pays monthly dividends from its net investment income, if any, which includes accrued interest, earned discount (including both original issue and market discounts) and dividends less applicable expenses. Each Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.



Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:


/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional

                               Prospectus Page 33

                             GT GLOBAL INCOME FUNDS
    Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. The Portfolio expects that it also will not be liable for any federal income tax.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes, but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

                               Prospectus Page 34

                             GT GLOBAL INCOME FUNDS

                                   MANAGEMENT

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The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolio, respectively, and have approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds and the Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of each of the Funds and the Trustees of the Portfolio.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Government Income Fund's, the Strategic Income Fund's and the Portfolio's investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Government Income Fund, the Strategic Income Fund and the Portfolio and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administration services to the Funds and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Government Income Fund's, the Strategic Income Fund's and the Portfolio's operation.


The Government Income Fund and the Strategic Income Fund each pays the Manager administration fees computed daily and payable monthly, based on their respective average daily net assets, for such services at the annualized rate of
 .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, directly to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to the Manager. The Portfolio pays such fees, based on the average daily net assets of the Portfolio, directly to the Manager at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion and .40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These rates are higher than those paid by most mutual funds. Each Fund pays all expenses not assumed by the Manager, GT Global or any other agents. The Manager has undertaken to limit the expenses of the Advisor Class shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.50% of the average daily net assets of each such Fund's Advisor Class shares. The Manager and GT Global have undertaken to limit the expenses of the High Income Fund's Advisor Class shares (and such Fund's pro-rata portion of the Portfolio's expenses) to the maximum annual level of 1.85% of the average daily net assets of such Fund's Advisor Class shares. This undertaking may be changed or eliminated in the future.


The Manager also serves as each Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.


The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a


                               Prospectus Page 35

                             GT GLOBAL INCOME FUNDS
parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.


As of December 31, 1996, the Manager and its worldwide asset management affiliates manage approximately $62 billion. In the United States, as of December 31, 1996, the Manager manages or administers approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $84 billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. and the resulting entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.

In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of the Government Income Fund, the Strategic Income Fund and the Portfolio are as follows:

                             GOVERNMENT INCOME FUND


                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                     LAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Cheng-Hock Lau             Portfolio Manager since    Portfolio Manager for the Manager since 1996. Mr. Lau has been
 New York                   1996                       Chief Investment Officer for Developed Market Debt for the Manager
                                                       since November 1996, and was a Senior Portfolio Manager for global/international fixed income for the Manager from July 1995 to November 1996. Prior to October 31, 1996, Mr. Lau was an
                                                       employee of Chancellor Capital. Prior thereto, Mr. Lau was a
                                                       Senior Vice President and Senior Portfolio Manager for Fiduciary
                                                       Trust Company International from 1993 to 1995, and Vice President at Bankers Trust Company from 1991 to 1993.
Simon Nocera               Portfolio Manager since    Chief Investment Officer for Emerging Market Debt for the Manager
 San Francisco              1996                       since January 1996. Mr. Nocera has been a Portfolio Manager and
                                                       Economist for the Manager since 1992. From 1991 to 1992, Mr.
                                                       Nocera was Senior Vice President and Director for Global Fixed
                                                       Income Research at the Putnam Companies.
Robert F. Allen            Portfolio Manager since    Portfolio Manager for the Manager since 1989.
 San Francisco              1989


                               Prospectus Page 36

                             GT GLOBAL INCOME FUNDS

                                                  STRATEGIC INCOME FUND

                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                     LAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Simon Nocera               Portfolio Manager since    Chief Investment Officer for Emerging Market Debt for the Manager
 San Francisco              1992                       since January 1996. Mr. Nocera has been a Portfolio Manager and
                                                       Economist for the Manager since 1992. From 1991 to 1992, Mr.
                                                       Nocera was Senior Vice President and Director for Global Fixed
                                                       Income Research at the Putnam Companies.
Cheng-Hock Lau             Portfolio Manager since    Portfolio Manager for the Manager since 1996. Mr. Lau has been
 New York                   1996                       Chief Investment Officer for Developed Market Debt for the Manager
                                                       since November 1996, and was a Senior Portfolio Manager for global/international fixed income for the Manager from July 1995 to November 1996. Prior to October 31, 1996, Mr. Lau was an
                                                       employee of Chancellor Capital. Prior thereto, Mr. Lau was a
                                                       Senior Vice President and Senior Portfolio Manager for Fiduciary
                                                       Trust Company International from 1993 to 1995, and Vice President at Bankers Trust Company from 1991 to 1993.



                                      HIGH INCOME PORTFOLIO

                      RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE              THE PORTFOLIO                         LAST FIVE YEARS
--------------------  --------------------  ------------------------------------------------------
Simon Nocera          Portfolio Manager     Chief Investment Officer for Emerging Market Debt for
 San Francisco         since Portfolio       the Manager since January 1996. Mr. Nocera has been a
                       inception in 1992     Portfolio Manager and Economist for the Manager since
                                             1992. From 1991 to 1992, Mr. Nocera was Senior Vice
                                             President and Director for Global Fixed Income
                                             Research at the Putnam Companies.


                            ------------------------


Prior to October 31, 1996, Mr. Lau was an employee of Chancellor Capital.



In placing orders for the Government Income Fund's, Strategic Income Fund's and the Portfolio's securities transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolio will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.


DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.

The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


GT Global, at its own expense, may provide promotional incentives to brokers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker.


                               Prospectus Page 37

                             GT GLOBAL INCOME FUNDS

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

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                               OTHER INFORMATION

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CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and a semiannual report, respectively. In addition, the federal income status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of the Company's funds will be voted in the aggregate on all other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.


Normally there will be no annual meeting of shareholders of the Company in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


Each Fund offers Advisor Class shares through this prospectus to certain investors. Each Fund also offers Class A shares and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.


                               Prospectus Page 38

                             GT GLOBAL INCOME FUNDS

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Strategic Income Fund and the High Income Fund; 100 million shares of each Fund have been classified as Class A and Class B shares, respectively. In addition, 500 million shares have been classified as shares of Government Income Fund; 200 million shares have each been classified as Class A and Class B shares, respectively. Moreover, 100 million shares have been classified as Advisor Class shares for each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of a Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of a Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.


ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a trust under the laws of the state of New York. The Portfolio's Declaration of Trust provides that the High Income Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, will each be liable for all obligations of the Portfolio. However, the Directors of the Company believe that the risk of the High Income Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations, and that neither the High Income Fund nor its shareholders will be exposed to a material risk of liability by reason of the High Income Fund's investing in the Portfolio. Any information received from the Portfolio in the Portfolio shareholder report will be provided to the High Income Fund's shareholders.


Whenever the High Income Fund is requested to vote on any proposal of the Portfolio, the High Income Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.


PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders. Investors should be aware that as of October 22, 1992, the investment objectives of the Strategic Income Fund were changed from long-term high capital appreciation, primarily and moderate income, secondarily, to primarily high current income and secondarily capital appreciation. In addition, the investment policies and limitations of the Strategic Income Fund were modified.


In such materials, each Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and other distributions.


In addition, in order to more completely represent each Fund's performance or more accurately compare such performance to other measures of investment return, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized

                               Prospectus Page 39

                             GT GLOBAL INCOME FUNDS
Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.


Each Fund also may refer in advertising and promotional materials to its yield, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes. Accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements. Yield is calculated separately for each class of shares of each Fund.


Each Fund's performance data will reflect past performance and will not necessarily be indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121
N. California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of each Fund's and the Portfolio's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company, the Funds and the Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and the Portfolio, assist in the preparation of each Fund's and the Portfolio's federal and state income tax returns and consult with the Company, each Fund and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 40

                             GT GLOBAL INCOME FUNDS

                                   APPENDIX A
                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.

        A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Medium-grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its

                               Prospectus Page 41

                             GT GLOBAL INCOME FUNDS
generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term volnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the

                               Prospectus Page 42

                             GT GLOBAL INCOME FUNDS
following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of Senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               Prospectus Page 43

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 44

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 45

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 46

                             GT GLOBAL INCOME FUNDS


                                     NOTES


--------------------------------------------------------------------------------

                               Prospectus Page 47

[LOGO]
  GT GLOBAL MUTUAL FUNDS
P.O. Box 7345
SAN FRANCISCO, CA 94120-7345                                                                                           ADVISOR CLASS
800/223-2138                                                                                                     ACCOUNT APPLICATION

/ / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
ACCOUNT REGISTRATION        / / NEW ACCOUNT  / / ACCOUNT REVISION (Account No.: -------------------------------------)
NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform
Gifts/Transfers  to Minors accounts  should be in  the name of  one custodian and  one minor and  include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."

                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA MID CAP GROWTH FUND   $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------
                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------

AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

    OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES

CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ / Pay capital gain distributions only in cash   / / Pay dividends only in
cash   / / Pay capital gain distributions AND dividends in cash.

SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund:
Fund Name  --------------------------------------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established

                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.

FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address      Branch Number (if applicable)      Representative's Number      Representative's Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                              Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                              Title

            [LOGO]
               GT Global Mutual Funds   415 392 6181
                                                 Fifty California Street
                                                 27th Floor
                                                 SAN FRANCISCO, CA
                                                 94111-4624

                    GT GLOBAL DOLLAR COST AVERAGING PROGRAM

Between:      GT Global, Inc.
              General Distributor of
              The GT Global Mutual Funds
              Fifty California Street, 27th Floor
              San Francisco, California 94111
              415 392 6181; 800 824 1580

and:             Company -------------------------------------------------------------------
                Address --------------------------------------------------------------------
                   Phone   ----------------------------   Fax   ----------------------------

    You have entered into either a Dealer Agreement or a Bank and Bank-Affiliated Dealer Agreement (each an "Agreement") pursuant to which we agreed to sell to you Class A and Class B shares of the mutual funds that now or hereafter may be included in the GT Global Mutual Funds (collectively the "Funds"; individually a "Fund") or a Bank and Bank-Affiliated Dealer Agreement pursuant to which you agreed to sell such shares issued by the Funds as agent for your customers. This Supplement to the Agreement is for the purpose of establishing contractual terms between us with respect to the GT Global Dollar Cost Averaging Program ("Program"). All capitalized terms used in this Supplement and not otherwise defined shall have the same meanings assigned to them as in the Agreement. All terms of the Agreement shall remain in full force and effect unless specifically modified or suspended by the terms of this Supplement.

    1. You agree to make available to your customers the Program as described from time to time in the then current Prospectus of any Fund. We will provide you with reasonable amounts of literature and an account application covering the Program.

    2. A customer participating in the Program will designate the size of his or her monthly Funds' investment ("Monthly Amount") as well as the total amount he or she expects to invest over a 24-month period after participation in the Program begins ("Total Amount"). A sales charge will be applied to each automatic monthly purchase of Fund Class A shares in an amount determined in accordance with the Fund's Right of Accumulation privilege. We will pay you a commission if you are an agent, or we will pay you an agency commission if you are a bank or bank-affiliated dealer. This commission will be equal to the dealer compensation schedule that would be paid if the Total Amount the participating shareholder expects to invest in the 24 months under the Program were invested, instead, in the Fund at one time. You agree to pass through to your broker(s) or registered representative(s) a portion of this commission in accordance with your established compensation arrangement.

    3. If a customer discontinues participation in the Program or otherwise fails to invest the Total Amount as provided in the customer's Program agreement, and the selling representative is still employed by you, you agree to repay to us the portion of the commission applicable to any amount not invested by the customer. If the selling representative is not employed by you, you agree to repay us an amount equal to the portion of the commission paid that was retained by your firm.

    4. You acknowledge that all payments due to you under this Supplement are subject to the limitations contained in each Fund's Prospectus and may be varied or discontinued at any time.

    5. This Supplement shall be binding upon receipt by us in San Francisco, California, of a counterpart hereof duly accepted and signed by you.

    6. Either of us may cancel this Supplement at any time by written notice to the other, except that Section 3 shall still remain in effect.

    7. All communications to us should be sent to the address below. Any notice to you shall be duly given if mailed or telegraphed to you at the address specified by you on Page 1.

Accepted:

Company ----------------------------------     GT Global, Inc.

Address ------------------------------------   Fifty California Street, 27th Floor

Address ------------------------------------   San Francisco, California 94111

Phone -------------------------------------    415-392-6181; 800-824-1580

Fax ----------------------------------------   415-445-7566

By: ----------------------------------------   By: /s/ WILLIAM J. GUILFOYLE
    Signature                                  ----------------------------------------
                                               William J. Guilfoyle

   ----------------------------------------    Date: --------------------------------------
    Print Name & Date

DCALR702.085
May 1996

[LOGO]
   GT Global, Inc.
 P.O. Box 7345                                                                                                           DOLLAR COST
 SAN FRANCISCO, CA 94120-7345                                                                                  AVERAGING APPLICATION
 800 223 2138

 / / INDIVIDUAL  / / JOINT TENANT  / / CORPORATION  / / TRUST  / / UTMA/UGMA  / / OTHER
 1. ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / IRA ACCOUNT         / / ACCOUNT REVISION:
                                                                                          APPLICATION ATTACHED  (ACCOUNT NO.:
 ----------------)

 NOTE: Joint tenant registration will be as "joint tenants with rights of survivorship" unless otherwise specified. Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Transfers/Gifts to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's social security number).

                                                  / / / / / / - / / / / - / / / / / / / / OR / / / / - / / / / / / / / / / / / / /

 ---------------------------------------------------------------------------------------------------------------------------------
 Owner                                                                         Check appropriate box / / Social Security Number
 or / / Tax I.D. Number

 --------------------------------------   --------------------------------------------------------------------
 Co-owner 1
 --------------------------------------   --------------------------------------------------------------------
 Co-owner 2                               Home Telephone
 --------------------------------------   --------------------------------------------------------------------
 Street Address                           Business Telephone
 --------------------------------------   --------------------------------------------------------------------
 City, State, Zip Code                    Resident of     / / U.S. / / Specify Other

 2.  FUND SELECTION

     TOTAL INITIAL INVESTMENT $
 ----------------------------- ($10,000 MINIMUM).  The initial investment  will be made without imposition of any sales charge in the GT Global Dollar Fund. Method of payment / / check or / / bank wire. Make checks and bank wires payable to "GT Global." Do not send currency. Bank wires should be sent through the Federal Reserve Bank wire system to: Wells Fargo Bank, NA, ABA#121000248. ATTN: GT Global AC-4023-050701 (Stating Fund Name, Shareholder's Registered Name and Account Number)

     ALL GT GLOBAL MUTUAL FUNDS ISSUE TWO CLASSES OF SHARES. Class A shares are sold with an initial sales charge while Class B shares are sold without an initial sales charge but are subject to higher expense levels and to a contingent deferred sales charge payable on certain redemptions. Please read the prospectus of the applicable GT Global Mutual Fund carefully before you invest.

     MONTHLY TRANSFERS: Each month, GT Global Dollar Fund shares will be redeemed and either Class A or Class B shares of the designated GT Global Mutual Fund(s) will be purchased including the applicable sales charge, if any, in the amounts indicated below ($1,000 minimum aggregate per month):

     TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / CLASS A SHARES OR / / CLASS B SHARES

                            / / New Account              / / Existing Account #
                                    -------------------------------------------

  FUND NAME                                            MONTHLY         FUND NAME                                     MONTHLY
                                                       AMOUNT                                                        AMOUNT
  07 / / GT GLOBAL WORLDWIDE GROWTH FUND               $               03 / / GT GLOBAL EUROPE GROWTH FUND           $
                                                       ----------                                                    ----------
  05 / / GT GLOBAL INTERNATIONAL GROWTH FUND           $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
  16 / / GT GLOBAL EMERGING MARKETS FUND               $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
  22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND $               18 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
  17 / / GT GLOBAL FINANCIAL SERVICES FUND             $               18 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
  11 / / GT GLOBAL HEALTH CARE FUND                    $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
  19 / / GT GLOBAL INFRASTRUCTURE FUND                 $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
  21 / / GT GLOBAL NATURAL RESOURCES FUND              $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
  15 / / GT GLOBAL TELECOMMUNICATIONS FUND             $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
  02 / / GT GLOBAL NEW PACIFIC GROWTH FUND             $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
    CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
   All capital gains and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
    dividends in cash.
    SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
   Pay distributions noted above to another GT Global Mutual Fund: Fund Name --------------------------------------------

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

  We hereby submit this Dollar Cost Averaging Application for the purchase of Class A shares including shares purchased under Right of Accumulation or Letter of Intent, or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc., and the Prospectus and Statement of Additional Information for each Fund. We agree to notify GT Global, Inc., of any purchases properly made under a Letter of Intent or Right of Accumulation. Class B shares are not available for Right of Accumulation or Letter of Intent.


  --------------------------------------------------------------------------------------------------------------------------------
  Investment Dealer Name
--------------------------------------------------------------------------------------------------------------------------------
  Main Office Address    Branch Number    Representative's Name    Representative's Number
-----------------------------------------------------------------------------------------------------------------------
  Branch Address                                                                             Telephone

  -------------------------------------------------------------
  Investment Dealer's Authorized Signature and Title             GT Global Use:     DLR------------ BR ------------ Rep
                                                                 --------------------

IRA INSTRUCTIONS

To open an IRA Dollar Cost Averaging account:
  Read the GT Global IRA Disclosure Statement carefully.
  Complete both this Dollar Cost Averaging Application and the GT Global IRA Application. Shareholder is to sign both forms.
  Mail completed applications with a check to GT Global.
3.  AGREEMENT AND SIGNATURES
    I/We  authorize GT Global, Inc., to  transfer shares from my/our GT  Global Dollar Fund account, established hereby, to purchase shares in the other GT Global Mutual Fund(s) and the class indicated on the reverse side  of this  application. I/We understand that these transfers  will occur on the 15th day  of each month, or the prior business day, and will continue until the funds in my/our GT Global Dollar Fund account fall below the  transfer amount,  or until  I/we terminate the  Dollar Cost  Averaging Program in  writing. I/We  further understand that monthly purchases of  the Class A  shares of the  other GT Global  Mutual Fund(s) indicated  will be subject  to applicable  sales charges, and that the  Class B shares purchased may be  subject to a contingent deferred sales charge when redeemed, as described in the Prospectus of each Fund purchased.
    By the execution of  this Application(s) I/we represent  and warrant that I/we  have full right, power,  and authority and am/are of legal age in my/our state(s) of residence to make the investment applied for pursuant to this  Application. The person(s), if any, signing on behalf of the investors represent and warrant that they are duly authorized to sign this Application and to purchase, redeem, or exchange shares of the Fund(s) on behalf of the investor(s). I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S)
IN WHICH I/WE AM/ARE INVESTING.
    I/We and  my/our assigns  and successors  understand and  agree  that the  account will  be subject  to  the telephone  exchange and  telephone redemption  privilege described in  the current  Prospectus of  the GT Global
Mutual Fund(s) in which I/we am/are  investing and agree that GT Global,  Inc., G.T. Global Growth Series,  G.T.
Investment  Funds, Inc., G.T. Investment Portfolios, Inc., and  the Funds' transfer agent and their officers and employees will not be  liable for any loss  or damages arising  out of any such  telephone, telex, or  telegraph instructions  reasonably believed to be  genuine, including any such  loss due to negligence  on the part of any such entities. The investor(s)  certify(ies) and agree(s) that  the certifications, authorizations,  directions, and  restrictions contained herein will continue until GT Global, Inc., receives written notice of any change or revocation. Any  change in  these instructions  must  be in  writing and  in  some cases,  as described  in  the
Prospectus, requires that all signatures are guaranteed.
Please indicate the number of signatures required to process written redemption
requests:    / / one  / / two  / / three  / / four
(If you do not indicate the number of required signatures, ALL account owners must sign redemption requests.)
Under  penalties of perjury, I certify that the  Taxpayer Identification Number ("Number") provided on this form is my (or  my employer's,  trust's, minor's, or  other payee's)  true, correct and  complete Number  and may  be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose
Number  is given is) not  subject to backup withholding either  because: (a) I am (or  the payee is) exempt from backup withholding; (b) the Internal  Revenue Service ("IRS") has  not notified me that I  am (or the payee  is)
subject  to backup withholding as a result of a failure to  report all interest or dividends; OR (c) the IRS has notified me that I am  (or the payee is)  no longer subject to backup  withholding OR; / /  I am (the payee  is)
subject to backup withholding.
Note:
  Dollar  Cost Averaging accounts held in  the GT Global Dollar Fund  have the following privilege restrictions:
  Check writing, telephone redemptions and exchanges. The other GT Global Mutual Funds which receive the monthly
  Dollar Cost Averaging  transfers enjoy  all regular account  privileges, including  telephone redemptions  and exchanges.
  The  Dollar Cost Averaging  program does not  assure a profit and  does not protect  against loss in declining markets. Because such a program involves continuous  investment in securities regardless of fluctuating  price levels of such securities, you should consider your financial ability to continue purchases through periods of low price levels.

-------------------------------------------------------  -------------------------------------------------------
Date                                                     For GT Global Use Only

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 Fifty California Street                                                                                    SUPPLEMENTAL APPLICATION
 27th Floor                                                                                            PORTFOLIO REBALANCING PROGRAM
 SAN FRANCISCO, CA
 94111-4624

 ACCOUNT REGISTRATION EXISTING
 SHAREHOLDER ACCOUNT NUMBER

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the same name of one custodian and one minor and include the state under which the custodianship is created.


 --------------------------------------   / // // // // // // // // /
 Owner                                    Social Security Number / / or Tax I.D. Number "TIN" / / (Check applicable box) If
--------------------------------------    more than one owner social security number or taxpayer identification number should
 Co-owner 1                               be provided for first owner listed. If a purchase is made under Uniform Gift/Transfer
--------------------------------------    to Minors Act, social security number of the minor must be provided.
 Co-owner 2                               Resident of / / U.S. / / Other (specify)---------------------------
 --------------------------------------   Failure to provide TIN will result in 31% withholding on redemptions and exchanges.
 Street Address                           (   )                             (   )
--------------------------------------    -------------------------------  -------------------------------
 City, State, Zip Code                    Home Telephone                 Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected for Class A and Class B shares.
                   Checks should be made payable to "GT Global."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares / / Class B Shares or / / Advisor Class Advisor Class shares are sold through a different prospectus than Class A and Class B shares, are not sold directly to the general public and only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global, Inc. Special account requirements apply to Advisor Class shares. Please see an Advisor Class prospectus for complete information.

 If a class share box is not checked, your investment will be made in Class A shares. Minimum 2 funds; Maximum 10 funds; Minimum 5% allocation per fund.

  07 GT GLOBAL WORLDWIDE GROWTH FUND                   ----------      13 GT GLOBAL LATIN AMERICA GROWTH FUND        ----------

  05 GT GLOBAL INTERNATIONAL GROWTH FUND               ----------      24 GT GLOBAL AMERICA SMALL CAP GROWTH FUND    ----------

  16 GT GLOBAL EMERGING MARKETS FUND                   ----------      06 GT GLOBAL AMERICA GROWTH FUND              ----------

  11 GT GLOBAL HEALTH CARE FUND                        ----------      23 GT GLOBAL AMERICA VALUE FUND               ----------

  15 GT GLOBAL TELECOMMUNICATIONS FUND                 ----------      04 GT GLOBAL JAPAN GROWTH FUND                ----------

  19 GT GLOBAL INFRASTRUCTURE FUND                     ----------      10 GT GLOBAL GROWTH & INCOME FUND             ----------

  17 GT GLOBAL FINANCIAL SERVICES FUND                 ----------      09 GT GLOBAL GOVERNMENT INCOME FUND           ----------

  21 GT GLOBAL NATURAL RESOURCES FUND                  ----------      08 GT GLOBAL STRATEGIC INCOME FUND            ----------

  22 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND     ----------      18 GT GLOBAL HIGH INCOME FUND                 ----------

  02 GT GLOBAL NEW PACIFIC GROWTH FUND                 ----------      01 GT GLOBAL DOLLAR FUND                      ----------

  03 GT GLOBAL EUROPE GROWTH FUND                      ----------
  Rebalance frequency - check one
  / / Monthly   / / Quarterly   / / Semi annual   / /                  Total percentage must equal 100%.
  Annual
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
 All capital gains distributions and dividends will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
 dividends in cash.
 Investment will be split according to allocation.

AGREEMENTS AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. ANY
CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING WITH ALL SIGNATURES GUARANTEED (IF APPLICABLE).

------------------------------------------------------------
Date
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)

*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

                             GT GLOBAL INCOME FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY CHANCELLOR LGT ASSET MANAGEMENT, INC., G.T. INVESTMENT FUNDS, INC., GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                   INCPV703   MC

                        GT GLOBAL GROWTH & INCOME FUND:
                                 ADVISOR CLASS
                          PROSPECTUS -- MARCH 1, 1997
--------------------------------------------------------------------------------


GT GLOBAL GROWTH & INCOME FUND ("FUND") seeks long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment manager, Chancellor LGT Asset Management, Inc. (the "Manager"), in view of then-current economic and market conditions. There can be no assurance that the Fund will achieve its investment objective.



The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, San Francisco, California 94111, or by calling (800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


An investment in the Fund offers the following advantages:


/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets


/ / Automatic Dividend and Other Distribution Reinvestment


/ / Exchange Privileges with the Advisor Class of the Other GT Global Mutual
    Funds


FOR FURTHER INFORMATION, CALL
(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                         GT GLOBAL GROWTH & INCOME FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          8
How to Invest.............................................................................         12
How to Make Exchanges.....................................................................         14
How to Redeem Shares......................................................................         15
Shareholder Account Manual................................................................         17
Calculation of Net Asset Value............................................................         18
Dividends, Other Distributions and Federal Income Taxation................................         18
Management................................................................................         20
Other Information.........................................................................         22


                               Prospectus Page 2

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Fund:                                         The Fund is a non-diversified series of G.T. Investment Funds, Inc.

Investment Objective:          The  Fund  seeks  long-term  capital  appreciation  together  with current income.

Principal Investments:         The Fund invests primarily in blue-chip equity securities and high quality government bonds of issuers  located in the United  States and throughout the world.

Principal Risk Factors:        There  is no assurance  that the Fund  will achieve its investment objective. The Fund's net  asset value will fluctuate,  reflecting fluctuations  in the market  value of its  portfolio holdings. The value of debt  securities held  by the  Fund generally  fluctuates inversely  with interest rate  movements. Certain investment grade debt securities may possess speculative qualities.

                               The Fund may invest in foreign securities. Investments in  foreign securities  involve  risks  relating  to  political  and  economic developments abroad and the differences between the regulations to which U.S.  and foreign  issuers are  subject. Individual  foreign economies  also may differ favorably  or unfavorably from the U.S.
                               economy. Changes in  foreign currency exchange  rates will  affect the Fund's net asset value, earnings and gains and losses realized on  sales of  securities. Securities  of foreign  companies may be
                               less  liquid  and  their  prices  more  volatile  than  those   of
                               securities of comparable U.S. companies.

                               The  Fund  may engage  in  certain foreign  currency,  options and futures transactions to attempt to hedge against the overall level of investment and  currency risk  associated with  its present  or planned  investments. Such transactions  involve certain risks and transaction costs.

                               See "Investment Objective and Policies."

Investment Manager:            The Manager is part of  Liechtenstein Global Trust, a provider  of global  asset management and private banking products and services
                               to  individual   and  institutional   investors,  entrusted   with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully  staffed investment offices in Frankfurt, Hong Kong, London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."


                               Prospectus Page 3

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Advisor Class shares  are offered through  this Prospectus to  (a)
                               trustees  or  other  fiduciaries  purchasing  shares  for employee benefit plans that  are sponsored  by organizations  that have  at
Advisor Class Shares:          least  1,000 employees;  (b) any account  with assets  of at least
                               $10,000 if  (i) a  financial planner,  trust company,  bank  trust
                               department   or  registered  investment   adviser  has  investment
                               discretion over such  account, and  (ii) the  account holder  pays such  person as compensation for its  advice and other services an annual fee of at least .50% on the assets in the account; (c)  any account  with assets  of a  least $10,000  if (i)  such account is established under  a  "wrap fee"  program,  and (ii)  the  account holder  pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one  of the  companies  composing  or  affiliated  with  the Liechtenstein
                               Global Trust; and (e) any of the companies composing or affiliated with the Liechtenstein Global Trust.

Shares Available Through:      Advisor Class  shares of  the Fund's  common stock  are  available through  Financial Advisors (as defined  herein) that have entered into agreements with the Fund's distributor, GT Global, Inc.  ("GT
                               Global")  or certain  of its affiliates.  See "How  to Invest" and
                               "Shareholder Account Manual."

Exchange Privileges:           Advisor Class  shares  may only  be  exchanged for  Advisor  Class shares  of  other  GT  Global  Mutual  Funds,  which  are open-end management investment companies advised and/or administered by the
                               Manager. See  "How to  Make  Exchanges" and  "Shareholder  Account
                               Manual."

Redemptions:                   Shares  may  be redeemed  through  the Fund's  transfer  agent, GT
                               Global Investor  Services, Inc.  ("Transfer Agent").  See "How  to
                               Redeem Shares" and "Shareholder Account Manual."

Dividends and Other            Dividends  are paid  quarterly from  net investment  income; other
  Distributions:               distributions are paid annually from net short-term capital  gain, net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Advisor Class shares of the Fund or in Advisor Class shares  of other GT Global Mutual Funds.

Net Asset Value:               Advisor  Class  shares  are expected  to  be quoted  daily  in the financial section of most newspapers.


                               Prospectus Page 4

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables (1):



                                                                                                            ADVISOR CLASS
                                                                                                           ---------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering price).................................          None
  Sales charges on reinvested distributions to shareholders..............................................          None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)................................................................................................          None
  Redemption charges.....................................................................................          None
  Exchange Fees:
    -- On first four exchanges each year.................................................................          None
    -- On each additional exchange.......................................................................     $    7.50
ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........................................................         0.97%
  12b-1 distribution and service fees....................................................................          None
  Other expenses.........................................................................................         0.34%
                                                                                                                -------
Total Fund Operating Expenses............................................................................         1.31%
                                                                                                                -------
                                                                                                                -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Advisor Class Shares.....................................................................  $13     $42    $ 73    $161


--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.



(2) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


                               Prospectus Page 5

                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed information concerning income and capital changes for one share of each class of shares of the Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional


Information. The financial statements and notes for the fiscal year ended October 31, 1996 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.



                                                               CLASS A+
                                -----------------------------------------------------------------------
                                                                                          SEPTEMBER 25,
                                                                                              1990
                                                                                           (COMMENCE-
                                                                                             MENT OF
                                                                                           OPERATIONS)
                                                 YEAR ENDED OCTOBER 31,                        TO
                                --------------------------------------------------------   OCTOBER 31,
                                  1996      1995      1994    1993(A)    1992     1991        1990
                                --------  --------  --------  --------  -------  -------  -------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $   6.35  $   6.21  $   6.29  $   5.28  $  5.25  $  4.77     $ 4.76
                                --------  --------  --------  --------  -------  -------  -------------
Income from investment
 operations:
  Net investment income.......      0.22      0.24      0.22      0.24*    0.21*    0.27*      0.01*
  Net realized and unrealized
   gain (loss) on
   investments................      0.82      0.13     (0.03)     1.05     0.10     0.47         --
                                --------  --------  --------  --------  -------  -------  -------------
    Net increase (decrease)
     from investment
     operations...............      1.04      0.37      0.19      1.29     0.31     0.74       0.01
                                --------  --------  --------  --------  -------  -------  -------------
Distributions:
  From net investment
   income.....................     (0.24)    (0.22)    (0.21)    (0.24)   (0.14)   (0.26)        --
  From net realized gain on
   investments................     (0.04)    (0.01)    (0.06)       --    (0.14)      --         --
  From sources other than net
   investment income..........        --        --        --     (0.04)      --       --         --
                                --------  --------  --------  --------  -------  -------  -------------
    Total distributions.......     (0.28)    (0.23)    (0.27)    (0.28)   (0.28)   (0.26)        --
                                --------  --------  --------  --------  -------  -------  -------------
Net asset value, end of
 period.......................  $   7.11  $   6.35  $   6.21  $   6.29  $  5.28  $  5.25     $ 4.77
                                --------  --------  --------  --------  -------  -------  -------------
                                --------  --------  --------  --------  -------  -------  -------------
Total investment return (e)...     16.80%     6.27%     3.14%     25.1%     5.9%   15.68%       0.2%(b)
                                --------  --------  --------  --------  -------  -------  -------------
                                --------  --------  --------  --------  -------  -------  -------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $286,203  $284,069  $317,847  $251,428  $27,754  $71,376     $9,486
Ratio of net investment income
 to average net assets........      3.17%     3.85%     3.30%      3.3%*     4.1%*     5.0%*       2.9%*(c)
Ratio of expenses to average
 net assets:
  With expense reductions.....      1.59%     1.70%     1.67%      1.8%*     1.9%*     1.9%*       0.6%*(c)
  Without expense
   reductions.................      1.66%     1.74%       -- (f)       -- (f)      -- (f)      -- (f)        --%(f)
Portfolio turnover rate+++....        39%       83%      117%       24%      53%      46%      none
Average commission rate per
 share paid on portfolio
 transactions+++..............  $ 0.0139       N/A       N/A       N/A      N/A      N/A        N/A

------------------
+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by the Manager of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
**   Commencing June 1, 1995, the Fund began offering Advisor Class shares.
(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d) Ratios are not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.
(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable.


                               Prospectus Page 6

                         GT GLOBAL GROWTH & INCOME FUND

                                                               CLASS B++
                                          ---------------------------------------------------
                                                                                  OCTOBER 22,
                                                  YEAR ENDED OCTOBER 31,            1992 TO
                                          --------------------------------------  OCTOBER 31,
                                            1996      1995      1994    1993(A)     1992(A)
                                          --------  --------  --------  --------  -----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   6.35  $   6.21  $   6.29  $   5.28    $ 5.29
                                          --------  --------  --------  --------  -----------
Income from investment operations:
  Net investment income.................      0.17      0.20      0.18      0.20***     0.01
  Net realized and unrealized gain
   (loss) on investments................      0.82      0.13     (0.03)     1.05     (0.02)
                                          --------  --------  --------  --------  -----------
    Net increase (decrease) from
     investment operations..............      0.99      0.33      0.15      1.25     (0.01)
                                          --------  --------  --------  --------  -----------
Distributions:
  From net investment income............     (0.20)    (0.18)    (0.17)    (0.20)       --
  From net realized gain on
   investments..........................     (0.03)    (0.01)    (0.06)       --        --
  From sources other than net investment
   income...............................        --        --        --     (0.04)       --
                                          --------  --------  --------  --------  -----------
    Total distributions.................     (0.23)    (0.19)    (0.23)    (0.24)       --
                                          --------  --------  --------  --------  -----------
Net asset value, end of period..........  $   7.11  $   6.35  $   6.21  $   6.29    $ 5.28
                                          --------  --------  --------  --------  -----------
                                          --------  --------  --------  --------  -----------
Total investment return (e).............     16.06%     5.57%     2.48%     24.3%     (0.2)%(b)
                                          --------  --------  --------  --------  -----------
                                          --------  --------  --------  --------  -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $383,966  $356,796  $359,242  $150,768    $  280
Ratio of net investment income to
 average net assets.....................      2.52%     3.20%     2.65%      2.6 ***      N/A(d)
Ratio of expenses to average net assets:
  With expense reductions...............      2.24%     2.35%     2.32%      2.5 ***      N/A(d)
  Without expense reductions and
   reimbursements.......................      2.31%     2.39%       -- (f)       -- (f)       --%(f)(d)
Portfolio turnover rate+++..............        39%       83%      117%       24%       53%
Average commission rate per share paid
 on portfolio transactions+++...........  $ 0.0139       N/A       N/A       N/A       N/A

                                               ADVISOR CLASS**
                                          -------------------------
                                                          JUNE 1,
                                             YEAR          1995
                                             ENDED          TO
                                          OCTOBER 31,   OCTOBER 31,
                                             1996          1995
                                          -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period....    $  6.35       $  6.24
                                          -----------   -----------
Income from investment operations:
  Net investment income.................       0.23          0.11
  Net realized and unrealized gain
   (loss) on investments................       0.82          0.13
                                          -----------   -----------
    Net increase (decrease) from
     investment operations..............       1.05          0.24
                                          -----------   -----------
Distributions:
  From net investment income............      (0.26)        (0.13)
  From net realized gain on
   investments..........................      (0.04)           --
  From sources other than net investment
   income...............................         --            --
                                          -----------   -----------
    Total distributions.................      (0.30)        (0.13)
                                          -----------   -----------
Net asset value, end of period..........    $  7.10       $  6.35
                                          -----------   -----------
                                          -----------   -----------
Total investment return (e).............      17.19%         3.83%(b)
                                          -----------   -----------
                                          -----------   -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 3,085           944
Ratio of net investment income to
 average net assets.....................       3.52%         4.20%(c)
Ratio of expenses to average net assets:
  With expense reductions...............       1.24%         1.35%(c)
  Without expense reductions and
   reimbursements.......................       1.31%         1.39%(c)
Portfolio turnover rate+++..............         39%           83%
Average commission rate per share paid
 on portfolio transactions+++...........    $0.0139           N/A

------------------
++   Commencing October 22, 1992 the Fund began offering Class B shares.
+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by the Manager of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
**   Commencing June 1, 1995, the Fund began offering Advisor Class shares.
*** Includes reimbursement by the Manager of Fund operating expenses of $0.005. Without such reimbursements, the expense ratio would have been 2.6%, and the net investment income to average net assets would have been 2.5%.
(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d) Ratios are not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.
(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
N/A  Not applicable.


                               Prospectus Page 7

                         GT GLOBAL GROWTH & INCOME FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. There is no assurance that the Fund's investment objective will be achieved.


At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; AND (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group ("S&P"), or, if not rated, are deemed to be of equivalent quality in the judgment of the Manager.


Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Manager believes will assist the Fund in achieving its objective. "Investment grade" debt securities are those rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of the Manager.


Equity securities that the Fund may purchase include common stocks, preferred stocks and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities. The Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).



According to the Manager, as of the date of this prospectus, more than 50% of the total equity market capitalization worldwide is represented by non-U.S. equity securities, and more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, the Manager believes that the Fund's policy of investing in a global portfolio of equity and debt securities may enable the achievement of long-term results superior to those produced by mutual funds with similar objectives to that of the Fund that invest solely in U.S. equity and debt securities.


SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Consistent with the Fund's investment objective, the Manager employs a conservative investment style in managing the Fund's assets. In so doing the Manager attempts to limit volatility and risk to capital. The Manager allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Manager attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors.


The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Western Europe, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the Fund's total assets.


                               Prospectus Page 8

                         GT GLOBAL GROWTH & INCOME FUND

The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon the Manager's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.

In selecting equity securities for investment, the Manager attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Manager believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer that has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. The Manager seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.


In evaluating debt securities considered for the Fund, the Manager analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund or on the average weighted maturity of the debt portion of the Fund's portfolio. Should the rating of a debt security be revised while such security is owned by the Fund, the Manager will evaluate what action, if any, is appropriate with respect to such security.


The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Fund may seek to protect itself against negative currency movements by engaging in hedging techniques through the use of options, futures and forward currency contracts.


TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset the Fund's custody fees. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The risks in lending portfolio


                               Prospectus Page 9

                         GT GLOBAL GROWTH & INCOME FUND
securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.


With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal and interest when due.

The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Manager, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.


The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Currency Strategies" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge the Fund's portfolio against movements in exchange rates.


In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Manager intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts

                               Prospectus Page 10

                         GT GLOBAL GROWTH & INCOME FUND
and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) the lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out certain options, futures contracts, forward currency contracts, and/or foreign currency positions in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



OTHER POLICIES AND RISKS. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Investment grade debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.



The Fund may invest up to 10% of its net assets in illiquid securities and other securities for which no readily available market exists. The Fund may also invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.



The Fund is classified under the Investment Company Act of 1940 ("1940 Act"), as a "non-diversified" fund. As a result, the Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolio.



OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.


                               Prospectus Page 11

                         GT GLOBAL GROWTH & INCOME FUND


                                 HOW TO INVEST


--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.



All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. THE FUND AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."


Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.


PURCHASE BY BANK WIRE. Shares of the Fund may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.


CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the

                               Prospectus Page 12

                         GT GLOBAL GROWTH & INCOME FUND
Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.


Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholders' Personal Portfolio for shares of the same class of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain broker/ dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/dealers or GT Global for more information.


                               Prospectus Page 13

                         GT GLOBAL GROWTH & INCOME FUND


                             HOW TO MAKE EXCHANGES


--------------------------------------------------------------------------------


Advisor Class shares of the Fund may be exchanged for Advisor Class shares of any of the other GT Global Mutual Funds, based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the GT Global Mutual Funds currently include:


   -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
   -- GT GLOBAL AMERICA MID CAP GROWTH FUND
   -- GT GLOBAL AMERICA VALUE FUND
   -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
   -- GT GLOBAL DOLLAR FUND

   -- GT GLOBAL EMERGING MARKETS FUND
   -- GT GLOBAL EUROPE GROWTH FUND
   -- GT GLOBAL FINANCIAL SERVICES FUND
   -- GT GLOBAL GOVERNMENT INCOME FUND
   -- GT GLOBAL HEALTH CARE FUND
   -- GT GLOBAL HIGH INCOME FUND
   -- GT GLOBAL INFRASTRUCTURE FUND
   -- GT GLOBAL INTERNATIONAL GROWTH FUND

   -- GT GLOBAL JAPAN GROWTH FUND
   -- GT GLOBAL LATIN AMERICA GROWTH FUND
   -- GT GLOBAL NATURAL RESOURCES FUND
   -- GT GLOBAL NEW PACIFIC GROWTH FUND
   -- GT GLOBAL STRATEGIC INCOME FUND
   -- GT GLOBAL TELECOMMUNICATIONS FUND
   -- GT GLOBAL WORLDWIDE GROWTH FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.


Shareholders automatically have telephone privileges to authorize exchanges. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectuses of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus.


LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, the Fund and GT Global reserve the right to reject any purchase order.


                               Prospectus Page 14

                         GT GLOBAL GROWTH & INCOME FUND


                              HOW TO REDEEM SHARES


--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institutions. A notary public is not an acceptable guarantor.


Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.


REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to what documents are required should contact his Financial Advisor.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares

                               Prospectus Page 15

                         GT GLOBAL GROWTH & INCOME FUND
redeemed by telephone or in writing will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For more information on how to redeem Fund shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 16

                         GT GLOBAL GROWTH & INCOME FUND

                           SHAREHOLDER ACCOUNT MANUAL

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Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Acounts make such orders through their Financial Advisor. INVESTORS SHOULD REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.


The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 17

                         GT GLOBAL GROWTH & INCOME FUND


                         CALCULATION OF NET ASSET VALUE


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The Fund calculates its net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including the interest accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of the Fund.


Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset values of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.


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                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

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DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund declares and pays quarterly dividends from its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares will be higher than the per share income dividends on other classes of the Fund's shares as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY
ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

                               Prospectus Page 18

                         GT GLOBAL GROWTH & INCOME FUND

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.



TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.


Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain when designated as such, are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

The Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.


A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 19

                         GT GLOBAL GROWTH & INCOME FUND

                                   MANAGEMENT

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The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Fund. See "Directors and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Company.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays the Manager investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. This rate is higher than that paid by most mutual funds. The Manager has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares. This undertaking may be changed or eliminated in the future.


The Manager also serves as the Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.


The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of December 31, 1996, the Manager and its worldwide asset management affiliates manage approximately $62 billion. In the United States, as of December 31, 1996, the Manager manages or administers approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $84 billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. and the resulting entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.


In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources

                               Prospectus Page 20

                         GT GLOBAL GROWTH & INCOME FUND
around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of the Fund are as follows:

                              GROWTH & INCOME FUND


                            RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                      LAST FIVE YEARS
------------------  ------------------------------------  ------------------------------------------------------------
Nicholas S. Train   Portfolio Manager since Fund          Portfolio Manager for the Manager since 1991.
 London              inception in 1991
Paul Griffiths      Portfolio Manager since 1995          Portfolio Manager for LGT Asset Management PLC (London) and
 London                                                    the Manager since 1994; from 1993 to 1994, Global Bond Fund
                                                           Manager, Lazard Investors; from 1991 to 1993, Global Bond
                                                           Fund Manager, Sanwa International PLC.



In placing securities orders for the Fund's portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of Liechtenstein Global Trust.


DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Fund's Advisor Class shares. GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.

The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


GT Global, at its own expense, may provide promotional incentives to brokers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks may also execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 21

                         GT GLOBAL GROWTH & INCOME FUND

                               OTHER INFORMATION

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CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of the Fund has exclusive voting rights with respect to its distribution plan. The shares of the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.


Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


Each Fund offers Advisor Class shares through this prospectus to certain investors. Each Fund also offers Class A shares and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of the Fund generally will be higher than that of the Class A and B shares of the Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of the Fund will generally be higher than the per share dividends on Class A and B shares of the Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Fund expects that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares and 100 million shares have been classified as Advisor Class shares. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may


                               Prospectus Page 22

                         GT GLOBAL GROWTH & INCOME FUND
be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll free at (800) 223-2138 or by writing to the Fund at P.O. Box 7893, San Francisco, California 94120-7893.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and other distributions.


In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of the Fund's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 23

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                               Prospectus Page 24

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                               Prospectus Page 25

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                               Prospectus Page 26

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                               Prospectus Page 27

[LOGO]
  GT GLOBAL MUTUAL FUNDS
P.O. Box 7345
SAN FRANCISCO, CA 94120-7345                                                                                           ADVISOR CLASS
800/223-2138                                                                                                     ACCOUNT APPLICATION

/ / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
ACCOUNT REGISTRATION        / / NEW ACCOUNT  / / ACCOUNT REVISION (Account No.: -------------------------------------)
NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform
Gifts/Transfers  to Minors accounts  should be in  the name of  one custodian and  one minor and  include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."

                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA MID CAP GROWTH FUND   $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------
                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------

AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

    OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES

CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ / Pay capital gain distributions only in cash   / / Pay dividends only in
cash   / / Pay capital gain distributions AND dividends in cash.

SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund:
Fund Name  --------------------------------------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established

                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.

FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address      Branch Number (if applicable)      Representative's Number      Representative's Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                              Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                              Title

            [LOGO]
               GT Global Mutual Funds   415 392 6181
                                                 Fifty California Street
                                                 27th Floor
                                                 SAN FRANCISCO, CA
                                                 94111-4624

                    GT GLOBAL DOLLAR COST AVERAGING PROGRAM

Between:      GT Global, Inc.
              General Distributor of
              The GT Global Mutual Funds
              Fifty California Street, 27th Floor
              San Francisco, California 94111
              415 392 6181; 800 824 1580

and:             Company -------------------------------------------------------------------
                Address --------------------------------------------------------------------
                   Phone   ----------------------------   Fax   ----------------------------

    You have entered into either a Dealer Agreement or a Bank and Bank-Affiliated Dealer Agreement (each an "Agreement") pursuant to which we agreed to sell to you Class A and Class B shares of the mutual funds that now or hereafter may be included in the GT Global Mutual Funds (collectively the "Funds"; individually a "Fund") or a Bank and Bank-Affiliated Dealer Agreement pursuant to which you agreed to sell such shares issued by the Funds as agent for your customers. This Supplement to the Agreement is for the purpose of establishing contractual terms between us with respect to the GT Global Dollar Cost Averaging Program ("Program"). All capitalized terms used in this Supplement and not otherwise defined shall have the same meanings assigned to them as in the Agreement. All terms of the Agreement shall remain in full force and effect unless specifically modified or suspended by the terms of this Supplement.

    1. You agree to make available to your customers the Program as described from time to time in the then current Prospectus of any Fund. We will provide you with reasonable amounts of literature and an account application covering the Program.

    2. A customer participating in the Program will designate the size of his or her monthly Funds' investment ("Monthly Amount") as well as the total amount he or she expects to invest over a 24-month period after participation in the Program begins ("Total Amount"). A sales charge will be applied to each automatic monthly purchase of Fund Class A shares in an amount determined in accordance with the Fund's Right of Accumulation privilege. We will pay you a commission if you are an agent, or we will pay you an agency commission if you are a bank or bank-affiliated dealer. This commission will be equal to the dealer compensation schedule that would be paid if the Total Amount the participating shareholder expects to invest in the 24 months under the Program were invested, instead, in the Fund at one time. You agree to pass through to your broker(s) or registered representative(s) a portion of this commission in accordance with your established compensation arrangement.

    3. If a customer discontinues participation in the Program or otherwise fails to invest the Total Amount as provided in the customer's Program agreement, and the selling representative is still employed by you, you agree to repay to us the portion of the commission applicable to any amount not invested by the customer. If the selling representative is not employed by you, you agree to repay us an amount equal to the portion of the commission paid that was retained by your firm.

    4. You acknowledge that all payments due to you under this Supplement are subject to the limitations contained in each Fund's Prospectus and may be varied or discontinued at any time.

    5. This Supplement shall be binding upon receipt by us in San Francisco, California, of a counterpart hereof duly accepted and signed by you.

    6. Either of us may cancel this Supplement at any time by written notice to the other, except that Section 3 shall still remain in effect.

    7. All communications to us should be sent to the address below. Any notice to you shall be duly given if mailed or telegraphed to you at the address specified by you on Page 1.

Accepted:

Company ----------------------------------     GT Global, Inc.

Address ------------------------------------   Fifty California Street, 27th Floor

Address ------------------------------------   San Francisco, California 94111

Phone -------------------------------------    415-392-6181; 800-824-1580

Fax ----------------------------------------   415-445-7566

By: ----------------------------------------   By: /s/ WILLIAM J. GUILFOYLE
    Signature                                  ----------------------------------------
                                               William J. Guilfoyle

   ----------------------------------------    Date: --------------------------------------
    Print Name & Date

DCALR702.085
May 1996

[LOGO]
   GT Global, Inc.
 P.O. Box 7345                                                                                                           DOLLAR COST
 SAN FRANCISCO, CA 94120-7345                                                                                  AVERAGING APPLICATION
 800 223 2138

 / / INDIVIDUAL  / / JOINT TENANT  / / CORPORATION  / / TRUST  / / UTMA/UGMA  / / OTHER
 1. ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / IRA ACCOUNT         / / ACCOUNT REVISION:
                                                                                          APPLICATION ATTACHED  (ACCOUNT NO.:
 ----------------)

 NOTE: Joint tenant registration will be as "joint tenants with rights of survivorship" unless otherwise specified. Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Transfers/Gifts to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's social security number).

                                                  / / / / / / - / / / / - / / / / / / / / OR / / / / - / / / / / / / / / / / / / /

 ---------------------------------------------------------------------------------------------------------------------------------
 Owner                                                                         Check appropriate box / / Social Security Number
 or / / Tax I.D. Number

 --------------------------------------   --------------------------------------------------------------------
 Co-owner 1
 --------------------------------------   --------------------------------------------------------------------
 Co-owner 2                               Home Telephone
 --------------------------------------   --------------------------------------------------------------------
 Street Address                           Business Telephone
 --------------------------------------   --------------------------------------------------------------------
 City, State, Zip Code                    Resident of     / / U.S. / / Specify Other

 2.  FUND SELECTION

     TOTAL INITIAL INVESTMENT $
 ----------------------------- ($10,000 MINIMUM).  The initial investment  will be made without imposition of any sales charge in the GT Global Dollar Fund. Method of payment / / check or / / bank wire. Make checks and bank wires payable to "GT Global." Do not send currency. Bank wires should be sent through the Federal Reserve Bank wire system to: Wells Fargo Bank, NA, ABA#121000248. ATTN: GT Global AC-4023-050701 (Stating Fund Name, Shareholder's Registered Name and Account Number)

     ALL GT GLOBAL MUTUAL FUNDS ISSUE TWO CLASSES OF SHARES. Class A shares are sold with an initial sales charge while Class B shares are sold without an initial sales charge but are subject to higher expense levels and to a contingent deferred sales charge payable on certain redemptions. Please read the prospectus of the applicable GT Global Mutual Fund carefully before you invest.

     MONTHLY TRANSFERS: Each month, GT Global Dollar Fund shares will be redeemed and either Class A or Class B shares of the designated GT Global Mutual Fund(s) will be purchased including the applicable sales charge, if any, in the amounts indicated below ($1,000 minimum aggregate per month):

     TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / CLASS A SHARES OR / / CLASS B SHARES

                            / / New Account              / / Existing Account #
                                    -------------------------------------------

  FUND NAME                                            MONTHLY         FUND NAME                                     MONTHLY
                                                       AMOUNT                                                        AMOUNT
  07 / / GT GLOBAL WORLDWIDE GROWTH FUND               $               03 / / GT GLOBAL EUROPE GROWTH FUND           $
                                                       ----------                                                    ----------
  05 / / GT GLOBAL INTERNATIONAL GROWTH FUND           $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
  16 / / GT GLOBAL EMERGING MARKETS FUND               $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
  22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND $               18 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
  17 / / GT GLOBAL FINANCIAL SERVICES FUND             $               18 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
  11 / / GT GLOBAL HEALTH CARE FUND                    $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
  19 / / GT GLOBAL INFRASTRUCTURE FUND                 $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
  21 / / GT GLOBAL NATURAL RESOURCES FUND              $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
  15 / / GT GLOBAL TELECOMMUNICATIONS FUND             $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
  02 / / GT GLOBAL NEW PACIFIC GROWTH FUND             $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
    CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
   All capital gains and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
    dividends in cash.
    SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
   Pay distributions noted above to another GT Global Mutual Fund: Fund Name --------------------------------------------

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

  We hereby submit this Dollar Cost Averaging Application for the purchase of Class A shares including shares purchased under Right of Accumulation or Letter of Intent, or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc., and the Prospectus and Statement of Additional Information for each Fund. We agree to notify GT Global, Inc., of any purchases properly made under a Letter of Intent or Right of Accumulation. Class B shares are not available for Right of Accumulation or Letter of Intent.


  --------------------------------------------------------------------------------------------------------------------------------
  Investment Dealer Name
--------------------------------------------------------------------------------------------------------------------------------
  Main Office Address    Branch Number    Representative's Name    Representative's Number
-----------------------------------------------------------------------------------------------------------------------
  Branch Address                                                                             Telephone

  -------------------------------------------------------------
  Investment Dealer's Authorized Signature and Title             GT Global Use:     DLR------------ BR ------------ Rep
                                                                 --------------------

IRA INSTRUCTIONS

To open an IRA Dollar Cost Averaging account:
  Read the GT Global IRA Disclosure Statement carefully.
  Complete both this Dollar Cost Averaging Application and the GT Global IRA Application. Shareholder is to sign both forms.
  Mail completed applications with a check to GT Global.
3.  AGREEMENT AND SIGNATURES
    I/We  authorize GT Global, Inc., to  transfer shares from my/our GT  Global Dollar Fund account, established hereby, to purchase shares in the other GT Global Mutual Fund(s) and the class indicated on the reverse side  of this  application. I/We understand that these transfers  will occur on the 15th day  of each month, or the prior business day, and will continue until the funds in my/our GT Global Dollar Fund account fall below the  transfer amount,  or until  I/we terminate the  Dollar Cost  Averaging Program in  writing. I/We  further understand that monthly purchases of  the Class A  shares of the  other GT Global  Mutual Fund(s) indicated  will be subject  to applicable  sales charges, and that the  Class B shares purchased may be  subject to a contingent deferred sales charge when redeemed, as described in the Prospectus of each Fund purchased.
    By the execution of  this Application(s) I/we represent  and warrant that I/we  have full right, power,  and authority and am/are of legal age in my/our state(s) of residence to make the investment applied for pursuant to this  Application. The person(s), if any, signing on behalf of the investors represent and warrant that they are duly authorized to sign this Application and to purchase, redeem, or exchange shares of the Fund(s) on behalf of the investor(s). I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S)
IN WHICH I/WE AM/ARE INVESTING.
    I/We and  my/our assigns  and successors  understand and  agree  that the  account will  be subject  to  the telephone  exchange and  telephone redemption  privilege described in  the current  Prospectus of  the GT Global
Mutual Fund(s) in which I/we am/are  investing and agree that GT Global,  Inc., G.T. Global Growth Series,  G.T.
Investment  Funds, Inc., G.T. Investment Portfolios, Inc., and  the Funds' transfer agent and their officers and employees will not be  liable for any loss  or damages arising  out of any such  telephone, telex, or  telegraph instructions  reasonably believed to be  genuine, including any such  loss due to negligence  on the part of any such entities. The investor(s)  certify(ies) and agree(s) that  the certifications, authorizations,  directions, and  restrictions contained herein will continue until GT Global, Inc., receives written notice of any change or revocation. Any  change in  these instructions  must  be in  writing and  in  some cases,  as described  in  the
Prospectus, requires that all signatures are guaranteed.
Please indicate the number of signatures required to process written redemption
requests:    / / one  / / two  / / three  / / four
(If you do not indicate the number of required signatures, ALL account owners must sign redemption requests.)
Under  penalties of perjury, I certify that the  Taxpayer Identification Number ("Number") provided on this form is my (or  my employer's,  trust's, minor's, or  other payee's)  true, correct and  complete Number  and may  be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose
Number  is given is) not  subject to backup withholding either  because: (a) I am (or  the payee is) exempt from backup withholding; (b) the Internal  Revenue Service ("IRS") has  not notified me that I  am (or the payee  is)
subject  to backup withholding as a result of a failure to  report all interest or dividends; OR (c) the IRS has notified me that I am  (or the payee is)  no longer subject to backup  withholding OR; / /  I am (the payee  is)
subject to backup withholding.
Note:
  Dollar  Cost Averaging accounts held in  the GT Global Dollar Fund  have the following privilege restrictions:
  Check writing, telephone redemptions and exchanges. The other GT Global Mutual Funds which receive the monthly
  Dollar Cost Averaging  transfers enjoy  all regular account  privileges, including  telephone redemptions  and exchanges.
  The  Dollar Cost Averaging  program does not  assure a profit and  does not protect  against loss in declining markets. Because such a program involves continuous  investment in securities regardless of fluctuating  price levels of such securities, you should consider your financial ability to continue purchases through periods of low price levels.

-------------------------------------------------------  -------------------------------------------------------
Date                                                     For GT Global Use Only

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 Fifty California Street                                                                                    SUPPLEMENTAL APPLICATION
 27th Floor                                                                                            PORTFOLIO REBALANCING PROGRAM
 SAN FRANCISCO, CA
 94111-4624

 ACCOUNT REGISTRATION EXISTING
 SHAREHOLDER ACCOUNT NUMBER

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the same name of one custodian and one minor and include the state under which the custodianship is created.


 --------------------------------------   / // // // // // // // // /
 Owner                                    Social Security Number / / or Tax I.D. Number "TIN" / / (Check applicable box) If
--------------------------------------    more than one owner social security number or taxpayer identification number should
 Co-owner 1                               be provided for first owner listed. If a purchase is made under Uniform Gift/Transfer
--------------------------------------    to Minors Act, social security number of the minor must be provided.
 Co-owner 2                               Resident of / / U.S. / / Other (specify)---------------------------
 --------------------------------------   Failure to provide TIN will result in 31% withholding on redemptions and exchanges.
 Street Address                           (   )                             (   )
--------------------------------------    -------------------------------  -------------------------------
 City, State, Zip Code                    Home Telephone                 Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected for Class A and Class B shares.
                   Checks should be made payable to "GT Global."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares / / Class B Shares or / / Advisor Class Advisor Class shares are sold through a different prospectus than Class A and Class B shares, are not sold directly to the general public and only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global, Inc. Special account requirements apply to Advisor Class shares. Please see an Advisor Class prospectus for complete information.

 If a class share box is not checked, your investment will be made in Class A shares. Minimum 2 funds; Maximum 10 funds; Minimum 5% allocation per fund.

  07 GT GLOBAL WORLDWIDE GROWTH FUND                   ----------      13 GT GLOBAL LATIN AMERICA GROWTH FUND        ----------

  05 GT GLOBAL INTERNATIONAL GROWTH FUND               ----------      24 GT GLOBAL AMERICA SMALL CAP GROWTH FUND    ----------

  16 GT GLOBAL EMERGING MARKETS FUND                   ----------      06 GT GLOBAL AMERICA GROWTH FUND              ----------

  11 GT GLOBAL HEALTH CARE FUND                        ----------      23 GT GLOBAL AMERICA VALUE FUND               ----------

  15 GT GLOBAL TELECOMMUNICATIONS FUND                 ----------      04 GT GLOBAL JAPAN GROWTH FUND                ----------

  19 GT GLOBAL INFRASTRUCTURE FUND                     ----------      10 GT GLOBAL GROWTH & INCOME FUND             ----------

  17 GT GLOBAL FINANCIAL SERVICES FUND                 ----------      09 GT GLOBAL GOVERNMENT INCOME FUND           ----------

  21 GT GLOBAL NATURAL RESOURCES FUND                  ----------      08 GT GLOBAL STRATEGIC INCOME FUND            ----------

  22 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND     ----------      18 GT GLOBAL HIGH INCOME FUND                 ----------

  02 GT GLOBAL NEW PACIFIC GROWTH FUND                 ----------      01 GT GLOBAL DOLLAR FUND                      ----------

  03 GT GLOBAL EUROPE GROWTH FUND                      ----------
  Rebalance frequency - check one
  / / Monthly   / / Quarterly   / / Semi annual   / /                  Total percentage must equal 100%.
  Annual
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
 All capital gains distributions and dividends will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
 dividends in cash.
 Investment will be split according to allocation.

AGREEMENTS AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. ANY
CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING WITH ALL SIGNATURES GUARANTEED (IF APPLICABLE).

------------------------------------------------------------
Date
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)

*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

                         GT GLOBAL GROWTH & INCOME FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.


GT GLOBAL EMERGING MARKETS FUND

Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.
                                                             GROPV610003.5MC

                 GT GLOBAL EMERGING MARKETS FUND: ADVISOR CLASS
               GT GLOBAL LATIN AMERICA GROWTH FUND: ADVISOR CLASS
                          PROSPECTUS -- MARCH 1, 1997

--------------------------------------------------------------------------------

GT GLOBAL EMERGING MARKETS FUND ("EMERGING MARKETS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies in emerging markets.


GT GLOBAL LATIN AMERICA GROWTH FUND ("LATIN AMERICA GROWTH FUND") seeks capital appreciation by investing primarily in equity and debt securities of a broad range of Latin American issuers.



There can be no assurance that the Emerging Markets Fund or the Latin America Growth Fund (each a "Fund," and collectively, the "Funds") will achieve its investment objective.



The Funds are managed by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.



The Funds are designed for long term investors and not as trading vehicles. The Funds do not represent a complete investment program nor are they suitable for all investors. The Funds may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. An investment in either Fund should be considered speculative and subject to special risk factors, related primarily to the Funds' investments in emerging markets and Latin America. Purchasers should carefully assess the risks associated with an investment in either Fund.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information for each Fund dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL RESERVE BOARD, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY.


An investment in either Fund offers the following advantages:


/ / Access to Securities Markets Around the World

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Automatic Dividend and Other Distribution Reinvestment

/ / Exchange Privileges with the Advisor Class of the Other GT Global Mutual
    Funds


FOR FURTHER INFORMATION CALL

(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.


[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Investment Objectives and Policies........................................................         11
Risk Factors..............................................................................         17
How to Invest.............................................................................         22
How to Make Exchanges.....................................................................         24
How to Redeem Shares......................................................................         25
Shareholder Account Manual................................................................         27
Calculation of Net Asset Value............................................................         28
Dividends, Other Distributions and Federal Income Taxation................................         28
Management................................................................................         30
Other Information.........................................................................         32

                               Prospectus Page 2

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Funds:                     The  Emerging Markets Fund is a  diversified series, and the Latin
                               America Growth Fund is a non-diversified series of G.T. Investment
                               Funds, Inc. (the "Company").

Investment Objectives:         The Emerging  Markets  Fund  seeks long-term  growth  of  capital.
                               The Latin America Growth Fund seeks capital appreciation.

                               The  Emerging Markets  Fund normally invests  at least  65% of its
Principal Investments:         total  assets  in  equity  securities  of  companies  in  emerging markets.
                               The Latin America Growth Fund normally invests at least 65% of its total  assets  in  equity  and  debt  securities  issued  by Latin
                               American companies and governments.

                               There is no assurance that either Fund will achieve its investment objective. The Funds' net asset values will fluctuate,  reflecting fluctuations  in  the market  value  of their  portfolio holdings.
Principal Risk Factors:        Each Fund will invest primarily in foreign securities. Investments in foreign  securities involve  risks  relating to  political  and economic  developments  abroad  and  the  differences  between the regulations  to  which  U.S.  and  foreign  issuers  are  subject.
                               Individual   foreign  economies  also   may  differ  favorably  or
                               unfavorably from  the U.S.  economy. Changes  in foreign  currency exchange  rates will affect a Fund's net asset value, earnings and gains and losses  realized on sales  of securities. Securities  of foreign  companies  may  be  less  liquid  and  their  prices more volatile than those  of securities of  comparable U.S.  companies.
                               Each  Fund  may engage  in certain  foreign currency,  options and futures transactions to attempt to hedge against the overall level of investment and  currency risk  associated with  its present  or planned  investments. Such transactions  involve certain risks and transaction costs.
                               The Emerging Markets Fund may invest up to 20% of its total assets in below investment grade debt securities. There is no  limitation on  the percentage of the Latin America Growth Fund's total assets that may be invested in such securities. Investments of this  type are  subject to a greater risk  of loss of principal and interest.
                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Manager:            The Manager is part of  Liechtenstein Global Trust, a provider  of global  asset management and private banking products and services
                               to  individual   and  institutional   investors,  entrusted   with
                               approximately $84 billion in total assets as of December 31, 1996.
                               The Manager and its worldwide asset management affiliates maintain fully  staffed investment offices in Frankfurt, Hong Kong, London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."


                               Prospectus Page 3

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Advisor Class shares  are offered through  this Prospectus to  (a)
                               trustees  or  other  fiduciaries  purchasing  shares  for employee benefit plans which are sponsored  by organizations which have  at
Advisor Class Shares:          least  1,000 employees;  (b) any account  with assets  of at least
                               $10,000 if  (i) a  financial planner,  trust company,  bank  trust
                               department   or  registered  investment   adviser  has  investment
                               discretion over such  account, and  (ii) the  account holder  pays such  person as compensation for its  advice and other services an annual fee of at least .50% on the assets in the account; (c)  any account  with assets  of a  least $10,000  if (i)  such account is established under  a  "wrap fee"  program,  and (ii)  the  account holder  pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one  of the  companies composing  or affiliated  with Liechtenstein Global
                               Trust; and (e) any of  the companies composing or affiliated  with
                               Liechtenstein Global Trust.

Shares Available Through:      Advisor  Class shares of each Fund are available through Financial
                               Advisors (as defined herein) who have entered into agreements with the Fund's distributor, GT Global,  Inc. ("GT Global") or  certain of  its affiliates. See  "How to Invest"  and "Shareholder Account
                               Manual."

Exchange Privileges:           Advisor Class shares of either  Fund may be exchanged for  Advisor
                               Class  shares of other GT Global  Mutual Funds, which are open-end management investment companies advised and/or administered by the
                               Manager. See  "How to  Make  Exchanges" and  "Shareholder  Account
                               Manual."

Redemptions:                   Shares  may  be redeemed  through  the Funds'  transfer  agent, GT
                               Global Investor  Services, Inc.  ("Transfer Agent").  See "How  to
                               Redeem Shares" and "Shareholder Account Manual."

Dividends and Other
 Distributions:                Dividends  are  paid  annually  from  net  investment  income  and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Advisor Class shares  of the distributing Fund  or of other GT
                               Global Mutual Funds.

Net Asset Value:               Advisor Class shares of each Fund are expected to be quoted  daily in the financial section of most newspapers.


                               Prospectus Page 4

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                        GT GLOBAL EMERGING MARKETS FUND

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Emerging Markets Fund are reflected in the following tables (1):


                                                                                                                  ADVISOR
                                                                                                                   CLASS
                                                                                                                -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases (as a % of offering price)................................................        None
  Sales charges on reinvested distributions to shareholders...................................................      None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is less)....        None
  Redemption charges..........................................................................................        None
  Exchange fees:
    -- On first four exchanges each year......................................................................        None
    -- On each additional exchange............................................................................  $      7.50

ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...............................................................         0.98%
  12b-1 distribution and service fees.........................................................................        None
  Other expenses..............................................................................................         0.60%
                                                                                                                     -----
  Total Fund Operating Expenses...............................................................................         1.58%
                                                                                                                     -----
                                                                                                                     -----


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                              ONE    THREE   FIVE     TEN
                                                              YEAR   YEARS   YEARS   YEARS
                                                              ----   -----   -----   -----
Advisor Class Shares........................................  $16    $ 51    $ 87    $191


--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.



(2) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


                               Prospectus Page 5

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Latin America Growth Fund are reflected in the following tables (1):


                                                                                                                  ADVISOR
                                                                                                                   CLASS
                                                                                                                -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering price)......................................        None
  Sales charges on reinvested distributions to shareholders...................................................        None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is less)....        None
  Redemption charges..........................................................................................        None
  Exchange fees:
      -- On first four exchanges each year....................................................................        None
      -- On each additional exchange..........................................................................  $     7.50

ANNUAL FUND OPERATING EXPENSES (2):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...............................................................       0.98%
  12b-1 distribution and service fees.........................................................................        None
  Other expenses..............................................................................................       0.62%
                                                                                                                -----------
  Total Fund Operating Expenses...............................................................................       1.60%
                                                                                                                -----------
                                                                                                                -----------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Advisor Class Shares.....................................................................  $16    $ 51    $ 89    $193


------------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.



(2) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


                               Prospectus Page 6

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1996, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                        GT GLOBAL EMERGING MARKETS FUND


                                                                  CLASS A+
                                          --------------------------------------------------------
                                                                                    MAY 18, 1992
                                                  YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                          --------------------------------------   OPERATIONS) TO
                                            1996    1995(E)     1994      1993    OCTOBER 31, 1992
                                          --------  --------  --------  --------  ----------------
Per share operating performance:
Net asset value, beginning of period....  $  13.85  $  18.81  $  14.42  $  11.10      $ 11.43
                                          --------  --------  --------  --------     --------
Income from investment operations:
  Net investment income (loss)..........      0.11      0.13     (0.02)     0.02*        0.07*
  Net realized and unrealized gain
   (loss) on investments................      0.30     (4.32)     4.68      3.38        (0.40)
                                          --------  --------  --------  --------     --------
    Net increase (decrease) from
     investment operations..............      0.41     (4.19)     4.66      3.40        (0.33)
                                          --------  --------  --------  --------     --------
Distributions:
  From net investment income............        --        --     (0.01)    (0.08)          --
  From net realized gain on
   investments..........................        --     (0.77)    (0.26)       --           --
                                          --------  --------  --------  --------     --------
    Total distributions.................        --     (0.77)    (0.27)    (0.08)          --
                                          --------  --------  --------  --------     --------
Net asset value, end of period..........  $  14.26  $  13.85  $  18.81  $  14.42      $ 11.10
                                          --------  --------  --------  --------     --------
                                          --------  --------  --------  --------     --------
Total investment return (c).............      2.96%   (23.04)%    32.58%    30.90%       (2.90)%(a)
                                          --------  --------  --------  --------     --------
                                          --------  --------  --------  --------     --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $224,964  $252,457  $417,322  $187,808      $84,558
Ratio of net investment income (loss) to
  average net assets....................      0.76%     0.89%    (0.11)%      0.1%*         1.7%*(b)
Ratio of expenses to average net assets:
  With expense reductions...............      1.96%     2.12%     2.06%      2.4  (b)         2.4%*(b)
  Without expense reductions............      2.08%     2.14%       -- (d)       -- (d)          --%(d)
Portfolio turnover rate +++.............       104%      114%      100%       99%          32%(b)
Average commission rate per share on
  paid portfolio
  transactions+++.......................  $ 0.0040       N/A       N/A       N/A          N/A


--------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Includes reimbursement by the Manager of Fund operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been (0.11)% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.


(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(e) These selected per share data were calculated based upon weighted average shares outstanding during the period.

N/A Not applicable.


                               Prospectus Page 7

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                        GT GLOBAL EMERGING MARKETS FUND
                                  (CONTINUED)


                                                          CLASS B++                      ADVISOR CLASS***
                                          -----------------------------------------   ----------------------
                                                                         APRIL 1,       YEAR    JUNE 1, 1995
                                             YEAR ENDED OCTOBER 31,       1993 TO      ENDED         TO
                                          ----------------------------  OCTOBER 31,   OCTOBER   OCTOBER 31,
                                            1996    1995(E)     1994       1993       31, 1996      1995
                                          --------  --------  --------  -----------   --------  ------------
Per share operating performance:
Net asset value, beginning of period....  $  13.68  $  18.68  $  14.39    $ 11.47     $ 13.88      $14.71
                                          --------  --------  --------  -----------   --------  ------------
Income from investment operations:
  Net investment income (loss)..........      0.04      0.06     (0.12)      0.00**      0.18        0.08
  Net realized and unrealized gain
   (loss) on
   investments..........................      0.30     (4.29)     4.67       2.92        0.32       (0.91)
                                          --------  --------  --------  -----------   --------  ------------
    Net increase (decrease) from
     investment
     operations.........................      0.34     (4.23)     4.55       2.92        0.50       (0.83)
                                          --------  --------  --------  -----------   --------  ------------
Distributions:
  From net investment income............        --        --        --         --          --          --
  From net realized gain on
   investments..........................        --     (0.77)    (0.26)        --          --          --
                                          --------  --------  --------  -----------   --------  ------------
    Total distributions.................        --     (0.77)    (0.26)        --          --          --
                                          --------  --------  --------  -----------   --------  ------------
Net asset value, end of period..........  $  14.02  $  13.68  $  18.68    $ 14.39     $ 14.38      $13.88
                                          --------  --------  --------  -----------   --------  ------------
                                          --------  --------  --------  -----------   --------  ------------
Total investment return (c).............      2.49%   (23.37)%    31.77%     25.50%(a)    3.60 %     (5.71)%(a)
                                          --------  --------  --------  -----------   --------  ------------
                                          --------  --------  --------  -----------   --------  ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $216,004  $225,861  $291,289    $32,318     $ 3,139      $1,675
Ratio of net investment income (loss) to
  average
  net assets............................      0.26%     0.39%    (0.61)%      (0.4)% *(b)    1.26 %      1.39%(b)
Ratio of expenses to average net assets:
  With expense reductions...............      2.46%     2.62%     2.56%       2.9%**(b)    1.46 %      1.62%(b)
  Without expense reductions............      2.58%     2.64%       -- (d)        --%(d)    1.58 %      1.64%(b)
Portfolio turnover rate +++.............       104%      114%      100%        99%        104 %       114%
Average commission rate per share paid
  on portfolio transactions+++..........  $ 0.0040       N/A       N/A        N/A     $0.0040         N/A


--------------

++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



** Includes reimbursement by the Manager of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.11% and the ratio of net investment income to average net assets would have been (0.61)%.


*** Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(e) These selected per share data were calculated based upon weighted average shares outstanding during the period.


N/A Not applicable.


                               Prospectus Page 8

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND


                                                                      CLASS A+
                                          -----------------------------------------------------------------
                                                                                           AUGUST 13, 1991
                                                      YEAR ENDED OCTOBER 31,               (COMMENCEMENT OF
                                          -----------------------------------------------   OPERATIONS) TO
                                            1996    1995(A)   1994(A)   1993(A)    1992    OCTOBER 31, 1991
                                          --------  --------  --------  --------  -------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $15.38    $26.11    $19.78    $15.59   $16.45        $14.29
                                          --------  --------  --------  --------  -------  ----------------
Income from investment operations:
  Net investment income (loss)..........      0.09      0.15     (0.08)     0.18     0.25          0.01
  Net realized and unrealized gain
   (loss) on investments................      2.59     (9.28)     6.75      5.21    (0.98)         2.15
                                          --------  --------  --------  --------  -------  ----------------
    Net increase (decrease) from
     investment operations..............      2.68     (9.13)     6.67      5.39    (0.73)         2.16
                                          --------  --------  --------  --------  -------  ----------------
Distributions:
  From net investment income............     (0.08)     0.00     (0.19)    (0.12)   (0.13)         0.00
  From net realized gain on
   investments..........................     (0.00)    (1.60)    (0.15)    (1.08)   (0.00)         0.00
  In excess of net investment income....     (0.03)    (0.00)    (0.00)    (0.00)   (0.00)        (0.00)
                                          --------  --------  --------  --------  -------  ----------------
    Total distributions.................     (0.11)    (1.60)    (0.34)    (1.20)   (0.13)         0.00
                                          --------  --------  --------  --------  -------  ----------------
Net asset value, end of period..........    $17.95    $15.38    $26.11    $19.78   $15.59        $16.45
                                          --------  --------  --------  --------  -------  ----------------
                                          --------  --------  --------  --------  -------  ----------------
Total investment return (d).............     17.52%   (37.16)%    34.10%    37.10%   (4.50)%        15.10%(b)
                                          --------  --------  --------  --------  -------  ----------------
                                          --------  --------  --------  --------  -------  ----------------

Ratios and supplemental data:
Net assets, end of period (in 000's)....  $177,373  $182,462  $336,960  $129,280  $94,085      $125,038
Ratio of net investment income (loss) to
  average net assets....................      0.46%     0.86%    (0.29)%     1.30%*    1.30%*         1.20%*(c)
Ratio of expenses to average net assets:
  With expense reductions...............      2.03%     2.11%     2.04%     2.40%*    2.40%*         2.40%*(c)
  Without expense reductions............      2.10%     2.12%       -- (e)       -- (e)      -- (e)           --%(e)
Portfolio turnover rate +++.............       101%      125%      155%      112%     159%         none
Average commission rate per share paid
  on portfolio transactions+++..........  $ 0.0005       N/A       N/A       N/A      N/A           N/A


--------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Includes reimbursement by the Manager of Fund operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively. Without such reimbursements, the expense ratios would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 31, 1991 to October 31, 1991, respectively.


(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(b) Not annualized.

(c)  Annualized.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


N/A Not applicable.


                               Prospectus Page 9

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                      GT GLOBAL LATIN AMERICA GROWTH FUND
                                  (CONTINUED)


                                                          CLASS B++                      ADVISOR CLASS**
                                          -----------------------------------------   ----------------------
                                                                         APRIL 1,       YEAR    JUNE 1, 1995
                                             YEAR ENDED OCTOBER 31,       1993 TO      ENDED         TO
                                          ----------------------------  OCTOBER 31,   OCTOBER   OCTOBER 31,
                                            1996    1995(A)   1994(A)     1993(A)     31, 1996      1995
                                          --------  --------  --------  -----------   --------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....    $15.21    $25.94    $19.75     $16.26      $15.40     $15.95
                                          --------  --------  --------  -----------   --------    ------
Income from investment operations:
  Net investment income (loss)..........     (0.00)     0.06     (0.22)     (0.07)       0.17       0.09
  Net realized and unrealized gain
   (loss) on investments................      2.59     (9.19)     6.74       3.56        2.58      (0.64)
                                          --------  --------  --------  -----------   --------    ------
    Net increase (decrease) from
     investment operations..............      2.59     (9.13)     6.52       3.49        2.75      (0.55)
                                          --------  --------  --------  -----------   --------    ------
Distributions:
  From net investment income............     (0.01)    (0.00)    (0.18)     (0.00)      (0.14 )    (0.00)
  From net realized gain on
   investments..........................     (0.00)    (1.60)    (0.15)     (0.00)      (0.00 )    (0.00)
  In excess of net investment income....     (0.01)    (0.00)    (0.00)     (0.00)      (0.07 )    (0.00)
                                          --------  --------  --------  -----------   --------    ------
    Total distributions.................     (0.02)    (1.60)    (0.33)      0.00       (0.21 )     0.00
                                          --------  --------  --------  -----------   --------    ------
Net asset value, end of period..........    $17.78    $15.21    $25.94     $19.75      $17.94     $15.40
                                          --------  --------  --------  -----------   --------    ------
                                          --------  --------  --------  -----------   --------    ------
Total investment return (d).............     17.02%   (37.42)%    33.33%     21.50%(b)   18.16 %    (3.45)%(b)
                                          --------  --------  --------  -----------   --------    ------
                                          --------  --------  --------  -----------   --------    ------

Ratios and supplemental data:
Net assets, end of period (in 000's)....  $137,400  $134,527  $211,673    $13,576     $   818      $ 369
Ratio of net investment income (loss) to
  average net assets....................     (0.04)%     0.36%    (0.79)%     (0.70)%(c)    0.96 %     1.36%(c)
Ratio of expenses to average net assets:
  With expense reductions...............      2.53%     2.61%     2.54%      2.90%(c)    1.53 %     1.61%(c)
  Without expense reductions............      2.60%     2.62%       -- (e)        --%(e)    1.60 %     1.62%(c)
Portfolio turnover rate +++.............       101%      125%      155%       112%        101 %      125%
Average commission rate per share paid
  on portfolio transactions+++..........  $ 0.0005       N/A       N/A        N/A     $0.0005        N/A


--------------

++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


N/A Not applicable.


                               Prospectus Page 10

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

EMERGING MARKETS FUND
The Emerging Markets Fund's investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics.


For purposes of the Emerging Markets Fund's operations, "emerging markets" consist of all countries determined by the Manager to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries that the Emerging Markets Fund does not consider to be emerging markets.


For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:


  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast    Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe



Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.


As used in this Prospectus, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect emerging market development to a greater extent than developments elsewhere; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

The Emerging Markets Fund may also invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.


The Emerging Markets Fund invests in those emerging markets that the Manager believes have strongly developing economies and in which the markets are becoming more sophisticated. In selecting investments, the Manager seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Manager then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Emerging


                               Prospectus Page 11

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. In evaluating investments in securities of issuers in developed markets, the Manager will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.


The Manager believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, the Manager believes that the Emerging Markets Fund's policy of investing in equity securities of companies in emerging markets may enable the Fund to achieve results superior to those produced by mutual funds with similar objectives that invest solely in equity securities of issuers domiciled in the United States and/or in other developed markets.



INVESTMENTS IN DEBT SECURITIES. The Emerging Markets Fund may invest in debt securities of governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade or not rated by U.S. rating agencies. The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors -- Risks Associated with Debt Securities."



If the rating of a debt security held by the Emerging Markets Fund drops below a minimum rating considered acceptable by the Manager, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Fund and its shareholders.



Growth of capital in debt securities may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/ or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to its objective of long-term growth of capital.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Under a defensive strategy, the Emerging Markets Fund temporarily may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of its investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


LATIN AMERICA GROWTH FUND

The Latin America Growth Fund's investment objective is capital appreciation. The Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. Normally, the Fund will invest a majority of its assets in equity securities. The Fund may also invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers.



For purposes of this Prospectus, unless otherwise indicated, the Latin America Growth Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions, the Latin America Growth Fund expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.


The Latin America Growth Fund defines securities of Latin American issuers to include: (a) securities

                               Prospectus Page 12

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

of companies organized under the laws of, or having a principal office located in, a Latin American country; (b) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the Manager's view, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities.



In allocating investments among the various Latin American countries, the Manager looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Manager will consider, among other factors: the level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, and foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade. In evaluating investments in securities of U.S. issuers, the Manager will consider, among other factors, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.



Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Latin America Growth Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of the Fund's assets invested directly in Chile may be less than the portion invested in other Latin American countries because, at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, the Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.



INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Latin America Growth Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of its assets that may be invested in debt securities that are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities."



The Latin America Growth Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of, among others, Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.



The Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such


                               Prospectus Page 13

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.



Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, and/ or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Latin America Growth Fund is incidental to its objective of capital appreciation.



TEMPORARY DEFENSIVE STRATEGIES. The Latin America Growth Fund may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational units) and/or high quality debt securities or money market instruments to generate income to defray its expenses, for temporary defensive purposes and pending investment in accordance with its investment objective and policies. In addition, the Fund may be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new Fund shares. The Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, the Manager determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period or that investing in those markets presents undue risk of loss.


ADDITIONAL INVESTMENT POLICIES OF EMERGING MARKETS FUND AND LATIN AMERICA GROWTH FUND


INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Funds may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies. Pursuant to the Investment Company Act of 1940 (the "1940 Act"), a Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.



Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities and is subject to limitations under the 1940 Act and market availability. The Funds do not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.



SECURITIES LENDING. The Funds may lend their portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset the Fund's custody fees. At all times a loan is outstanding, a Fund's borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to the value of the borrowed securities, plus any accrued interest. Each Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.



PRIVATIZATIONS. The governments in some emerging markets and Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain emerging markets and Latin American countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, or the terms on which the Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


                               Prospectus Page 14

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


BORROWING. It is a fundamental policy of each Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of the Funds' shares than would be the case if the Funds did not borrow, but also may enable the Funds to retain favorable securities positions rather than liquidating such positions to meet redemptions. It is a nonfundamental policy of the Emerging Markets Fund and a fundamental policy of the Latin America Growth Fund, that the Funds will not purchase securities during times when outstanding borrowings represent 5% or more of each Fund's total assets.



WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Funds may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Funds. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with that Fund's custodian bank and will be marked to market daily. There is a risk that the securities may not be delivered and that the Funds may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Currency Strategies" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, each Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. Each Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.



Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets and most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Manager may not be able to effectively hedge its investment in such markets.



Each Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Manager intends to include in the Fund's portfolio. The Funds also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.



Further, a Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect the Fund's portfolio. A Fund also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon


                               Prospectus Page 15

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

to hedge the debt portion of its portfolio against changes in the general level of interest rates.



OTHER INFORMATION. The investment objective of the Emerging Markets Fund and of the Latin America Growth Fund may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Emerging Markets Fund and the Latin America Growth Fund each have adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Emerging Markets Fund's and the Latin America Growth Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval.


                               Prospectus Page 16

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that either Fund will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure.


Investing in either Fund entails a substantial degree of risk, and an investment in either Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets and Latin America, which are in addition to the usual risks of investing in developed markets around the world.

EMERGING MARKETS FUND. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Emerging Markets Fund could lose its entire investment in that market.


Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets.


Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In addition, the securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Emerging Markets Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Emerging Markets Fund to make intended securities purchases due to settlement problems could cause the Emerging Markets Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Emerging Markets Fund due to subsequent declines in value of the portfolio security or, if the Emerging Markets Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Emerging Markets Fund's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company, such as

                               Prospectus Page 17

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

the Emerging Markets Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Emerging Markets Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Emerging Markets Fund's identification of such conditions until the date of any SEC action, the Emerging Markets Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Directors.



LATIN AMERICA GROWTH FUND. The Latin America Growth Fund is classified under the 1940 Act as a "non-diversified" fund. As a result, the Latin America Growth Fund will be able to invest in a fewer number of issuers than if it were classified under the 1940 Act as a "diversified" fund. To the extent that the Latin America Growth Fund invests in a smaller number of issuers, the value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.



Investing in securities of Latin American issuers involve risks relating to potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Latin America Growth Fund could lose its entire investment in any such country.


The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Accordingly, when the Latin America Growth Fund believes that circumstances dictate, it will follow the procedures as described above concerning the Emerging Markets Fund.

The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Latin America Growth Fund at a higher rate than those imposed by other foreign countries. This may reduce the Latin America Growth Fund's investment income available for distribution to shareholders.

Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.


Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. The Fund may invest in debt securities, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with


                               Prospectus Page 18

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
respect to commercial bank loans by public and private entities issuing Brady Bonds.

RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Emerging Markets Fund or by the Latin America Growth Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Funds' debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Funds in that market will likely decrease in value.

The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade and the Latin America Growth Fund may invest up to 50% of its total assets in debt securities of any rating. Such investments involve a high degree of risk.


Debt rated Baa by Moody's Investors Service, Inc. ("Moody's") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's Ratings Group ("S&P") and debt rated Ba, B, Caa, Ca, or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.


The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market and Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.


Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Funds. In addition, the Funds may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and either Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds' portfolios. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

                               Prospectus Page 19

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

A Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and a Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging or Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or Latin American markets in the event of default by the governments under commercial bank loan agreements.


ILLIQUID SECURITIES. The Emerging Markets Fund may invest up to 15% of its net assets, and the Latin America Growth Fund may invest up to 10% of its net assets in securities for which no readily available market exists, so-called "Illiquid Securities." The Latin America Growth Fund may invest in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations"). The Manager believes that carefully selected investments in special situations could enable the Latin America Growth Fund to achieve capital appreciation substantially exceeding the appreciation the Fund would realize if it did not make such investments. However, in order to limit investment risk, the Latin America Growth Fund will invest no more than 5% of it total assets in Special Situations.


Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


CURRENCY RISK. Because the Emerging Markets Fund and the Latin America Growth Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may hold foreign currencies, each Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Fund's shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.


Many of the currencies of emerging market and Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.


OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. Although either Fund is authorized to enter into options, futures and forward currency transactions, a Fund might not enter into any such transactions. Options, futures and forward currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation,


                               Prospectus Page 20

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need of a Fund to defer closing out certain options, futures contracts, forward currency contracts and/or foreign currency positions in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.


                               Prospectus Page 21

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                                 HOW TO INVEST


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GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; and (e) any of the companies composing or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.



All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."


Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.


PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.



CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the


                               Prospectus Page 22

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.


Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain broker/ dealers may charge a fee for establishing accounts relating to the Program. Investors should contact their broker/dealer or GT Global for more information.


                               Prospectus Page 23

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                             HOW TO MAKE EXCHANGES


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Advisor Class shares of any Fund may be exchanged for Advisor Class shares of any of the other GT Global Mutual Funds (including the other Fund) based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."


In addition to the Funds, the GT Global Mutual Funds currently include:

   -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
   -- GT GLOBAL AMERICA MID CAP GROWTH FUND
   -- GT GLOBAL AMERICA VALUE FUND
   -- GT GLOBAL CONSUMER PRODUCTS AND
       SERVICES FUND
   -- GT GLOBAL DOLLAR FUND
   -- GT GLOBAL EUROPE GROWTH FUND
   -- GT GLOBAL FINANCIAL SERVICES FUND
   -- GT GLOBAL GOVERNMENT INCOME FUND
   -- GT GLOBAL GROWTH & INCOME FUND
   -- GT GLOBAL HEALTH CARE FUND
   -- GT GLOBAL HIGH INCOME FUND
   -- GT GLOBAL INFRASTRUCTURE FUND
   -- GT GLOBAL INTERNATIONAL GROWTH FUND
   -- GT GLOBAL JAPAN GROWTH FUND
   -- GT GLOBAL NATURAL RESOURCES FUND
   -- GT GLOBAL NEW PACIFIC GROWTH FUND
   -- GT GLOBAL STRATEGIC INCOME FUND
   -- GT GLOBAL TELECOMMUNICATIONS FUND
   -- GT GLOBAL WORLDWIDE GROWTH FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.


Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisor to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus for additional information.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and GT Global reserves the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, the Funds and GT Global reserve the right to reject any purchase order.


                               Prospectus Page 24

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                              HOW TO REDEEM SHARES


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Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee. REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceeding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to what documents are required should contact his Financial Advisor.

                               Prospectus Page 25

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.


For additional information on how to redeem shares of the Funds, see the Shareholder Account Manual in this Prospectus or contact your Financial Advisor.


                               Prospectus Page 26

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           SHAREHOLDER ACCOUNT MANUAL

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Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.


Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 27

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                         CALCULATION OF NET ASSET VALUE


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Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently, 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing) each Business Day. Each Fund's asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Equity securities held by a Fund are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.


Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC markets that trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of the Funds may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of the Funds.


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                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION


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DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional

                               Prospectus Page 28

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
  Advisor Class shares of the distributing Fund (or other GT Global Mutual
    Funds); or

/ / to receive dividends and other distributions in cash.


Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.



Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.


TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.


Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gain regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional Fund shares.


Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.


A redemption of a Fund's shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of a Fund's shares for shares of another GT Global Mutual Fund (including the other Fund) generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.


The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 29

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds. See "Directors and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Company.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as each Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, each of the Funds pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. The Manager has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.90% of the average daily net assets of the Fund's Advisor Class shares. This undertaking may be changed or eliminated in the future.



The Manager also serves as each Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.


The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.


The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of December 31, 1996, the Manager and its worldwide asset management affiliates manage approximately $62 billion. In the United States, as of December 31, 1996, the Manager manages or administers approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust total approximately $84 billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. and the resulting entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.


In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

                               Prospectus Page 30

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

The investment professionals primarily responsible for the portfolio management of the Funds are as follows:

                             EMERGING MARKETS FUND


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Jonathan Chew                           Portfolio Manager since Fund inception  Portfolio Manager for the Manager, LGT
 London                                  in 1992                                 Asset Management PLC (London) and LGT
                                                                                 Asset Management Ltd. (Hong Kong).

James M. Bogin                          Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1989 to 1993, Mr.
                                                                                 Bogin was a Fund Manager at Nomura
                                                                                 Investment Management Co. (Tokyo).

John R. Legat                           Portfolio Manager since 1995            Portfolio Manager for the Manager and
 London                                                                          LGT Asset Management PLC (London).


                           LATIN AMERICA GROWTH FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Soraya M. Betterton                     Portfolio Manager since Fund inception  Portfolio Manager for the Manager.
 San Francisco                           in 1991

                            ------------------------


In placing securities orders for the Funds' portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.


DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.

The Latin America Growth Fund has previously suspended the offering of its shares upon the advice of the Manager that doing so was in the best interests of the portfolio management process. As of the date of this Prospectus, the Latin America Growth Fund has resumed sales of its shares based upon the Manager's advice that it is consistent with prudent portfolio management to do so. However, the Latin America Growth Fund reserves the right to suspend sales again and Emerging Markets Fund reserves the right to suspend sales in the future based upon the foregoing portfolio considerations.

The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


GT Global, at its own expense, may provide promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to brokers/ dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include,


                               Prospectus Page 31

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealers.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Funds. While the matter is not free from doubt, the Board of Directors believes that such laws should not preclude a bank from providing administration or shareholder servicing support or preclude a bank's affiliates from acting as a broker/dealer. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank and its affiliates from continuing to perform all or part of its servicing or broker/dealer activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders will receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the relevant Fund(s) to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.



ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Emerging Markets Fund and the Latin America Growth Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.



On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.


The Company normally will not hold annual meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative

                               Prospectus Page 32

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


Each Fund offers Advisor Class shares through this Prospectus to certain enumerated investors. Each Fund also offers Class A shares and Class B shares to investors through a separate prospectus. Each class of shares will experience different net asset values and dividends as a result of different expenses borne by each class of shares. The per share net asset value and dividends of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.



Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund. One hundred million shares have been classified as Class A shares of each Fund, one hundred million shares have been classified as Class B shares of each Fund, and one hundred million shares have been classified as Advisor Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, California 94120-7893.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and other distributions.


In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible

                               Prospectus Page 33

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121
N. California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P., will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company, or Trust, as applicable, and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 34

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 35

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 36

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 37

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 38

[LOGO]
  GT GLOBAL MUTUAL FUNDS
P.O. Box 7345
SAN FRANCISCO, CA 94120-7345                                                                                           ADVISOR CLASS
800/223-2138                                                                                                     ACCOUNT APPLICATION

/ / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
ACCOUNT REGISTRATION        / / NEW ACCOUNT  / / ACCOUNT REVISION (Account No.: -------------------------------------)
NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform
Gifts/Transfers  to Minors accounts  should be in  the name of  one custodian and  one minor and  include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."

                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA MID CAP GROWTH FUND   $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------
                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------

AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     UNDER PENALTIES OF PERJURY, I CERTIFY THAT THE TAXPAYER IDENTIFICATION NUMBER ("NUMBER") PROVIDED ON THIS FORM IS MY (OR MY EMPLOYER'S, TRUST'S, MINOR'S OR OTHER PAYEE'S) TRUE, CORRECT AND COMPLETE NUMBER AND MAY BE ASSIGNED TO ANY NEW ACCOUNT OPENED UNDER THE EXCHANGE PRIVILEGE. I FURTHER CERTIFY THAT I AM (OR THE PAYEE WHOSE NUMBER IS GIVEN IS) NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM (OR THE PAYEE IS) EXEMPT FROM BACKUP WITHHOLDING; (B) THE INTERNAL REVENUE SERVICE (THE "I.R.S.") HAS NOT NOTIFIED ME THAT I AM (OR THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS; OR (C) THE I.R.S. HAS NOTIFIED ME THAT I AM (THE PAYEE IS) NO LONGER SUBJECT TO BACKUP WITHHOLDING;

    OR, / / I AM (THE PAYEE IS) SUBJECT TO BACKUP WITHHOLDING.

     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 THE I.R.S. DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES

CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ / Pay capital gain distributions only in cash   / / Pay dividends only in
cash   / / Pay capital gain distributions AND dividends in cash.

SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund:
Fund Name  --------------------------------------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established

                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.

FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address      Branch Number (if applicable)      Representative's Number      Representative's Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                              Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                              Title

            [LOGO]
               GT Global Mutual Funds   415 392 6181
                                                 Fifty California Street
                                                 27th Floor
                                                 SAN FRANCISCO, CA
                                                 94111-4624

                    GT GLOBAL DOLLAR COST AVERAGING PROGRAM

Between:      GT Global, Inc.
              General Distributor of
              The GT Global Mutual Funds
              Fifty California Street, 27th Floor
              San Francisco, California 94111
              415 392 6181; 800 824 1580

and:             Company -------------------------------------------------------------------
                Address --------------------------------------------------------------------
                   Phone   ----------------------------   Fax   ----------------------------

    You have entered into either a Dealer Agreement or a Bank and Bank-Affiliated Dealer Agreement (each an "Agreement") pursuant to which we agreed to sell to you Class A and Class B shares of the mutual funds that now or hereafter may be included in the GT Global Mutual Funds (collectively the "Funds"; individually a "Fund") or a Bank and Bank-Affiliated Dealer Agreement pursuant to which you agreed to sell such shares issued by the Funds as agent for your customers. This Supplement to the Agreement is for the purpose of establishing contractual terms between us with respect to the GT Global Dollar Cost Averaging Program ("Program"). All capitalized terms used in this Supplement and not otherwise defined shall have the same meanings assigned to them as in the Agreement. All terms of the Agreement shall remain in full force and effect unless specifically modified or suspended by the terms of this Supplement.

    1. You agree to make available to your customers the Program as described from time to time in the then current Prospectus of any Fund. We will provide you with reasonable amounts of literature and an account application covering the Program.

    2. A customer participating in the Program will designate the size of his or her monthly Funds' investment ("Monthly Amount") as well as the total amount he or she expects to invest over a 24-month period after participation in the Program begins ("Total Amount"). A sales charge will be applied to each automatic monthly purchase of Fund Class A shares in an amount determined in accordance with the Fund's Right of Accumulation privilege. We will pay you a commission if you are an agent, or we will pay you an agency commission if you are a bank or bank-affiliated dealer. This commission will be equal to the dealer compensation schedule that would be paid if the Total Amount the participating shareholder expects to invest in the 24 months under the Program were invested, instead, in the Fund at one time. You agree to pass through to your broker(s) or registered representative(s) a portion of this commission in accordance with your established compensation arrangement.

    3. If a customer discontinues participation in the Program or otherwise fails to invest the Total Amount as provided in the customer's Program agreement, and the selling representative is still employed by you, you agree to repay to us the portion of the commission applicable to any amount not invested by the customer. If the selling representative is not employed by you, you agree to repay us an amount equal to the portion of the commission paid that was retained by your firm.

    4. You acknowledge that all payments due to you under this Supplement are subject to the limitations contained in each Fund's Prospectus and may be varied or discontinued at any time.

    5. This Supplement shall be binding upon receipt by us in San Francisco, California, of a counterpart hereof duly accepted and signed by you.

    6. Either of us may cancel this Supplement at any time by written notice to the other, except that Section 3 shall still remain in effect.

    7. All communications to us should be sent to the address below. Any notice to you shall be duly given if mailed or telegraphed to you at the address specified by you on Page 1.

Accepted:

Company ----------------------------------     GT Global, Inc.

Address ------------------------------------   Fifty California Street, 27th Floor

Address ------------------------------------   San Francisco, California 94111

Phone -------------------------------------    415-392-6181; 800-824-1580

Fax ----------------------------------------   415-445-7566

By: ----------------------------------------   By: /s/ WILLIAM J. GUILFOYLE
    Signature                                  ----------------------------------------
                                               William J. Guilfoyle

   ----------------------------------------    Date: --------------------------------------
    Print Name & Date

DCALR702.085
May 1996

[LOGO]
   GT Global, Inc.
 P.O. Box 7345                                                                                                           DOLLAR COST
 SAN FRANCISCO, CA 94120-7345                                                                                  AVERAGING APPLICATION
 800 223 2138

 / / INDIVIDUAL  / / JOINT TENANT  / / CORPORATION  / / TRUST  / / UTMA/UGMA  / / OTHER
 1. ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / IRA ACCOUNT         / / ACCOUNT REVISION:
                                                                                          APPLICATION ATTACHED  (ACCOUNT NO.:
 ----------------)

 NOTE: Joint tenant registration will be as "joint tenants with rights of survivorship" unless otherwise specified. Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Transfers/Gifts to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's social security number).

                                                  / / / / / / - / / / / - / / / / / / / / OR / / / / - / / / / / / / / / / / / / /

 ---------------------------------------------------------------------------------------------------------------------------------
 Owner                                                                         Check appropriate box / / Social Security Number
 or / / Tax I.D. Number

 --------------------------------------   --------------------------------------------------------------------
 Co-owner 1
 --------------------------------------   --------------------------------------------------------------------
 Co-owner 2                               Home Telephone
 --------------------------------------   --------------------------------------------------------------------
 Street Address                           Business Telephone
 --------------------------------------   --------------------------------------------------------------------
 City, State, Zip Code                    Resident of     / / U.S. / / Specify Other

 2.  FUND SELECTION

     TOTAL INITIAL INVESTMENT $
 ----------------------------- ($10,000 MINIMUM).  The initial investment  will be made without imposition of any sales charge in the GT Global Dollar Fund. Method of payment / / check or / / bank wire. Make checks and bank wires payable to "GT Global." Do not send currency. Bank wires should be sent through the Federal Reserve Bank wire system to: Wells Fargo Bank, NA, ABA#121000248. ATTN: GT Global AC-4023-050701 (Stating Fund Name, Shareholder's Registered Name and Account Number)

     ALL GT GLOBAL MUTUAL FUNDS ISSUE TWO CLASSES OF SHARES. Class A shares are sold with an initial sales charge while Class B shares are sold without an initial sales charge but are subject to higher expense levels and to a contingent deferred sales charge payable on certain redemptions. Please read the prospectus of the applicable GT Global Mutual Fund carefully before you invest.

     MONTHLY TRANSFERS: Each month, GT Global Dollar Fund shares will be redeemed and either Class A or Class B shares of the designated GT Global Mutual Fund(s) will be purchased including the applicable sales charge, if any, in the amounts indicated below ($1,000 minimum aggregate per month):

     TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / CLASS A SHARES OR / / CLASS B SHARES

                            / / New Account              / / Existing Account #
                                    -------------------------------------------

  FUND NAME                                            MONTHLY         FUND NAME                                     MONTHLY
                                                       AMOUNT                                                        AMOUNT
  07 / / GT GLOBAL WORLDWIDE GROWTH FUND               $               03 / / GT GLOBAL EUROPE GROWTH FUND           $
                                                       ----------                                                    ----------
  05 / / GT GLOBAL INTERNATIONAL GROWTH FUND           $               13 / / GT GLOBAL LATIN AMERICA GROWTH FUND    $
                                                       ----------                                                    ----------
  16 / / GT GLOBAL EMERGING MARKETS FUND               $               06 / / GT GLOBAL AMERICA GROWTH FUND          $
                                                       ----------                                                    ----------
  22 / / GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND $               18 / / GT GLOBAL AMERICA SMALL CAP GROWTH     $
                                                       ----------             FUND                                   ----------
  17 / / GT GLOBAL FINANCIAL SERVICES FUND             $               18 / / GT GLOBAL AMERICA VALUE FUND           $
                                                       ----------                                                    ----------
  11 / / GT GLOBAL HEALTH CARE FUND                    $               04 / / GT GLOBAL JAPAN GROWTH FUND            $
                                                       ----------                                                    ----------
  19 / / GT GLOBAL INFRASTRUCTURE FUND                 $               10 / / GT GLOBAL GROWTH & INCOME FUND         $
                                                       ----------                                                    ----------
  21 / / GT GLOBAL NATURAL RESOURCES FUND              $               08 / / GT GLOBAL STRATEGIC INCOME FUND        $
                                                       ----------                                                    ----------
  15 / / GT GLOBAL TELECOMMUNICATIONS FUND             $               09 / / GT GLOBAL GOVERNMENT INCOME FUND       $
                                                       ----------                                                    ----------
  02 / / GT GLOBAL NEW PACIFIC GROWTH FUND             $               18 / / GT GLOBAL HIGH INCOME FUND             $
                                                       ----------                                                    ----------
    CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
   All capital gains and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
    dividends in cash.
    SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
   Pay distributions noted above to another GT Global Mutual Fund: Fund Name --------------------------------------------

 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

  We hereby submit this Dollar Cost Averaging Application for the purchase of Class A shares including shares purchased under Right of Accumulation or Letter of Intent, or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with GT Global, Inc., and the Prospectus and Statement of Additional Information for each Fund. We agree to notify GT Global, Inc., of any purchases properly made under a Letter of Intent or Right of Accumulation. Class B shares are not available for Right of Accumulation or Letter of Intent.


  --------------------------------------------------------------------------------------------------------------------------------
  Investment Dealer Name
--------------------------------------------------------------------------------------------------------------------------------
  Main Office Address    Branch Number    Representative's Name    Representative's Number
-----------------------------------------------------------------------------------------------------------------------
  Branch Address                                                                             Telephone

  -------------------------------------------------------------
  Investment Dealer's Authorized Signature and Title             GT Global Use:     DLR------------ BR ------------ Rep
                                                                 --------------------

IRA INSTRUCTIONS

To open an IRA Dollar Cost Averaging account:
  Read the GT Global IRA Disclosure Statement carefully.
  Complete both this Dollar Cost Averaging Application and the GT Global IRA Application. Shareholder is to sign both forms.
  Mail completed applications with a check to GT Global.
3.  AGREEMENT AND SIGNATURES
    I/We  authorize GT Global, Inc., to  transfer shares from my/our GT  Global Dollar Fund account, established hereby, to purchase shares in the other GT Global Mutual Fund(s) and the class indicated on the reverse side  of this  application. I/We understand that these transfers  will occur on the 15th day  of each month, or the prior business day, and will continue until the funds in my/our GT Global Dollar Fund account fall below the  transfer amount,  or until  I/we terminate the  Dollar Cost  Averaging Program in  writing. I/We  further understand that monthly purchases of  the Class A  shares of the  other GT Global  Mutual Fund(s) indicated  will be subject  to applicable  sales charges, and that the  Class B shares purchased may be  subject to a contingent deferred sales charge when redeemed, as described in the Prospectus of each Fund purchased.
    By the execution of  this Application(s) I/we represent  and warrant that I/we  have full right, power,  and authority and am/are of legal age in my/our state(s) of residence to make the investment applied for pursuant to this  Application. The person(s), if any, signing on behalf of the investors represent and warrant that they are duly authorized to sign this Application and to purchase, redeem, or exchange shares of the Fund(s) on behalf of the investor(s). I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S)
IN WHICH I/WE AM/ARE INVESTING.
    I/We and  my/our assigns  and successors  understand and  agree  that the  account will  be subject  to  the telephone  exchange and  telephone redemption  privilege described in  the current  Prospectus of  the GT Global
Mutual Fund(s) in which I/we am/are  investing and agree that GT Global,  Inc., G.T. Global Growth Series,  G.T.
Investment  Funds, Inc., G.T. Investment Portfolios, Inc., and  the Funds' transfer agent and their officers and employees will not be  liable for any loss  or damages arising  out of any such  telephone, telex, or  telegraph instructions  reasonably believed to be  genuine, including any such  loss due to negligence  on the part of any such entities. The investor(s)  certify(ies) and agree(s) that  the certifications, authorizations,  directions, and  restrictions contained herein will continue until GT Global, Inc., receives written notice of any change or revocation. Any  change in  these instructions  must  be in  writing and  in  some cases,  as described  in  the
Prospectus, requires that all signatures are guaranteed.
Please indicate the number of signatures required to process written redemption
requests:    / / one  / / two  / / three  / / four
(If you do not indicate the number of required signatures, ALL account owners must sign redemption requests.)
Under  penalties of perjury, I certify that the  Taxpayer Identification Number ("Number") provided on this form is my (or  my employer's,  trust's, minor's, or  other payee's)  true, correct and  complete Number  and may  be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose
Number  is given is) not  subject to backup withholding either  because: (a) I am (or  the payee is) exempt from backup withholding; (b) the Internal  Revenue Service ("IRS") has  not notified me that I  am (or the payee  is)
subject  to backup withholding as a result of a failure to  report all interest or dividends; OR (c) the IRS has notified me that I am  (or the payee is)  no longer subject to backup  withholding OR; / /  I am (the payee  is)
subject to backup withholding.
Note:
  Dollar  Cost Averaging accounts held in  the GT Global Dollar Fund  have the following privilege restrictions:
  Check writing, telephone redemptions and exchanges. The other GT Global Mutual Funds which receive the monthly
  Dollar Cost Averaging  transfers enjoy  all regular account  privileges, including  telephone redemptions  and exchanges.
  The  Dollar Cost Averaging  program does not  assure a profit and  does not protect  against loss in declining markets. Because such a program involves continuous  investment in securities regardless of fluctuating  price levels of such securities, you should consider your financial ability to continue purchases through periods of low price levels.

-------------------------------------------------------  -------------------------------------------------------
Date                                                     For GT Global Use Only

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

X                                                        X
-------------------------------------------------------  -------------------------------------------------------

[LOGO]
   GT GLOBAL MUTUAL FUNDS
 Fifty California Street                                                                                    SUPPLEMENTAL APPLICATION
 27th Floor                                                                                            PORTFOLIO REBALANCING PROGRAM
 SAN FRANCISCO, CA
 94111-4624

 ACCOUNT REGISTRATION EXISTING
 SHAREHOLDER ACCOUNT NUMBER

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the same name of one custodian and one minor and include the state under which the custodianship is created.


 --------------------------------------   / // // // // // // // // /
 Owner                                    Social Security Number / / or Tax I.D. Number "TIN" / / (Check applicable box) If
--------------------------------------    more than one owner social security number or taxpayer identification number should
 Co-owner 1                               be provided for first owner listed. If a purchase is made under Uniform Gift/Transfer
--------------------------------------    to Minors Act, social security number of the minor must be provided.
 Co-owner 2                               Resident of / / U.S. / / Other (specify)---------------------------
 --------------------------------------   Failure to provide TIN will result in 31% withholding on redemptions and exchanges.
 Street Address                           (   )                             (   )
--------------------------------------    -------------------------------  -------------------------------
 City, State, Zip Code                    Home Telephone                 Business Telephone

 FUND SELECTION $500 minimum initial investment required for each Fund selected for Class A and Class B shares.
                   Checks should be made payable to "GT Global."
 TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares / / Class B Shares or / / Advisor Class Advisor Class shares are sold through a different prospectus than Class A and Class B shares, are not sold directly to the general public and only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global, Inc. Special account requirements apply to Advisor Class shares. Please see an Advisor Class prospectus for complete information.

 If a class share box is not checked, your investment will be made in Class A shares. Minimum 2 funds; Maximum 10 funds; Minimum 5% allocation per fund.

  07 GT GLOBAL WORLDWIDE GROWTH FUND                   ----------      13 GT GLOBAL LATIN AMERICA GROWTH FUND        ----------

  05 GT GLOBAL INTERNATIONAL GROWTH FUND               ----------      24 GT GLOBAL AMERICA SMALL CAP GROWTH FUND    ----------

  16 GT GLOBAL EMERGING MARKETS FUND                   ----------      06 GT GLOBAL AMERICA GROWTH FUND              ----------

  11 GT GLOBAL HEALTH CARE FUND                        ----------      23 GT GLOBAL AMERICA VALUE FUND               ----------

  15 GT GLOBAL TELECOMMUNICATIONS FUND                 ----------      04 GT GLOBAL JAPAN GROWTH FUND                ----------

  19 GT GLOBAL INFRASTRUCTURE FUND                     ----------      10 GT GLOBAL GROWTH & INCOME FUND             ----------

  17 GT GLOBAL FINANCIAL SERVICES FUND                 ----------      09 GT GLOBAL GOVERNMENT INCOME FUND           ----------

  21 GT GLOBAL NATURAL RESOURCES FUND                  ----------      08 GT GLOBAL STRATEGIC INCOME FUND            ----------

  22 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND     ----------      18 GT GLOBAL HIGH INCOME FUND                 ----------

  02 GT GLOBAL NEW PACIFIC GROWTH FUND                 ----------      01 GT GLOBAL DOLLAR FUND                      ----------

  03 GT GLOBAL EUROPE GROWTH FUND                      ----------
  Rebalance frequency - check one
  / / Monthly   / / Quarterly   / / Semi annual   / /                  Total percentage must equal 100%.
  Annual
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
 All capital gains distributions and dividends will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions and
 dividends in cash.
 Investment will be split according to allocation.

AGREEMENTS AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the GT Global Mutual Funds receives written notice of any change or revocation. ANY
CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING WITH ALL SIGNATURES GUARANTEED (IF APPLICABLE).

------------------------------------------------------------
Date
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)
X                                                             X
-----------------------------------------------               -----------------------------------------------
Signature                                                     Signature

------------------------------------------------------------  -----------------------------------------------------------------
Signature Guarantee* (if applicable)                          Signature Guarantee* (if applicable)

*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the GT Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

                        GT GLOBAL EMERGING MARKETS FUND
                          GT LATIN AMERICA GROWTH FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL EMERGING MARKETS FUND, GT GLOBAL LATIN AMERICA GROWTH FUND,
  CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                               LEMPV703   MC

                             GT GLOBAL THEME FUNDS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information

                                 March 1, 1997
--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), GT Global Natural Resources Fund ("Natural Resources Fund"), GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Health Care Fund ("Health Care Fund") and GT Global Telecommunications Fund ("Telecommunications Fund") (each, a "Fund" or "Theme Fund," and, collectively, the "Funds" or "Theme Funds"). Each Fund is a diversified series of GT Investment Funds, Inc. (the "Company"), a registered open-end management investment company. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund (each, a "Feeder Fund," and, collectively, the "Feeder Funds") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Natural Resources Portfolio and Global Consumer Products and Services Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively. This Statement of Additional
Information, which is not a prospectus, supplements and should be read in conjunction with the Theme Funds' current Class A and Class B Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager of and administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio," and collectively the "Theme Portfolios"), and also serves as the administrator for each Feeder Fund. The distributor of the Funds' shares is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     23
Directors and Executive Officers.........................................................................................     25
Management...............................................................................................................     27
Valuation of Fund Shares.................................................................................................     31
Information Relating to Sales and Redemptions............................................................................     33
Taxes....................................................................................................................     35
Additional Information...................................................................................................     38
Investment Results.......................................................................................................     39
Description of Debt Ratings..............................................................................................     49
Financial Statements.....................................................................................................     51


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                   Statement of Additional Information Page 1

                             GT GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the GT Global Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each seeks to achieve its investment objective by investing all of its investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of a Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Prospectus.


SELECTION OF EQUITY INVESTMENTS
With respect to the Natural Resources Portfolio, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.


With respect to the Telecommunications Fund, the Manager has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.



There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares to provide for ongoing expenses and to satisfy redemptions.


For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Manager is not aware at this time of the existence of any investment or exchange control regulations which might

                   Statement of Additional Information Page 2

                             GT GLOBAL THEME FUNDS
substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Manager considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
Each Theme Portfolio may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.

DEPOSITORY RECEIPTS
A Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors

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pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities on five business days' notice. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or the Portfolios' Board of Trustees, as applicable. The Manager will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. In the event

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that a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.


Each Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
Each Theme Portfolio (except the Health Care Fund) is authorized to make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES


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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, the Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS
Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS
Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Theme Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

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Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Theme Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Theme Portfolio's current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Theme Portfolio, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

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A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash

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equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Theme Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is

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effected by  entering into  an  offsetting Futures  Contract purchase  or  sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

Each Theme Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect the Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

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If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may

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accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.

A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive

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correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Theme Portfolio has purchased) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES

Each Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell

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and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.


FOREIGN SECURITIES

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities

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sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.

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Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that Theme Portfolio's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."



    CONCENTRATION. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.



    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.



    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.



The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.



The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally


                  Statement of Additional Information Page 17

                             GT GLOBAL THEME FUNDS

enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.



    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Theme Portfolios' intend to invest in Hong Kong, which will revert to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.



    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.



Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.



Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.



    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.


Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


                  Statement of Additional Information Page 18

                             GT GLOBAL THEME FUNDS

                             INVESTMENT LIMITATIONS

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FEEDER FUNDS

The  Financial Services  Fund, Infrastructure  Fund, Natural  Resources Fund and
Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.

Each Portfolio has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, such Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

Each Portfolio may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;


        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (4) Make loans, except that each Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;


        (6) Borrow money except from banks not in excess of 33 1/3% of the value of each Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Portfolio may not exceed one-third of that Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;


        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Portfolio may invest in the securities of companies that engage in these activities.

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                             GT GLOBAL THEME FUNDS

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities as defined above and in the Prospectus.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Portfolio, the Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets (while borrowings exceed 5% of the Infrastructure Portfolio's and Natural Resources Portfolio's total assets, such Portfolio will not make any additional investments); and

        (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND


The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.


The Health Care Fund may not:

        (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

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                             GT GLOBAL THEME FUNDS

        (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;


        (6) Make loans, except through loans of portfolio securities as authorized by the Prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;



        (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies it may use financial and currency futures instruments and options thereon for hedging purposes;


        (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;


        (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on futures contracts;


       (10) Invest in oil, gas or mineral-related programs or leases; or

       (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.


In addition, the Health Care Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Health Care Fund's outstanding voting securities as defined above and in the Prospectus.


Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND


The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.


The Telecommunications Fund may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;


        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

                  Statement of Additional Information Page 21

                             GT GLOBAL THEME FUNDS


        (6) Borrow money except from banks not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by it may not exceed one-third of its total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;


        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.


In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Telecommunications Fund's outstanding voting securities as defined above and in the Prospectus.


The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications
    Fund's total assets, the Telecommunications Fund will not make any additional investments.

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies, and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 22

                             GT GLOBAL THEME FUNDS

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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Subject to policies established by the Company's Board of Directors and the Portfolios' Board of Trustees, the Manager is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing portfolio transactions, the Manager seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, each Theme Portfolio has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of each Theme Portfolio, the Manager may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the applicable Investment Management and Administration Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to that Theme Portfolio and its other clients and that the total commissions paid by the Theme Portfolio will be reasonable in relation to the benefits received by that Theme Portfolio over the long term. Research services may also be received from dealers who execute Theme Portfolio transactions in OTC markets.


The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of that Theme Portfolio's expenses, such as custodian fees.

Investment decisions for a Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.

Under a policy adopted by the Company's Board of Directors and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other portfolios.

                  Statement of Additional Information Page 23

                             GT GLOBAL THEME FUNDS

Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the OTC markets.


A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal years ended October 31, 1996, 1995 and 1994, the Health Care Fund paid aggregate brokerage commissions of $1,619,500, $545,743 and $480,241, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Telecommunications Fund paid aggregate brokerage commissions of $2,848,733, $2,253,982 and $5,674,965, respectively. For the fiscal years ended October 31, 1996 and 1995, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $77,822 and $38,814, $124,164 and $122,399, and $496,370 and $98,462, respectively. For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $18,145, $111,512 and
$132,572, respectively. For the fiscal year ended October 31, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $356,459 and $17,605, respectively. For the fiscal year ended October 31, 1996, the Health Care Fund paid to LGT Bank in Liechtenstein AG, an "affiliated" broker, aggregate brokerage commissions of $32,898 for transactions involving purchases and sales of portfolio securities which represented 2.03% of the total brokerage commissions paid by the Health Care Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Health Care Fund.


THEME PORTFOLIO TRADING AND TURNOVER

Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1995 and 1996, the Telecommunications Fund's portfolio turnover rates were 62% and 37%, respectively. For the fiscal years ended October 31, 1995 and 1996, the Health Care Fund's portfolio turnover rates were 99% and 157%, respectively. For the fiscal years ended October 31, 1995 and 1996, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio were 170% and 103%, 45% and 41%, and 87% and 94%, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal year ended October 31, 1996, the portfolio turnover rates for the Consumer Products and Services Portfolio were 240% and 169%, respectively.


                  Statement of Additional Information Page 24

                             GT GLOBAL THEME FUNDS

                        DIRECTORS AND EXECUTIVE OFFICERS

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The Company's Directors and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolios' Trustees collectively.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner, Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 25

                             GT GLOBAL THEME FUNDS


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and                GT Services since 1995; Senior Vice President -- Finance and
Chief Financial Officer           Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director,
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and Principal      Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, GT Global, GT Services and G.T. Insurance from February 1996
New York, NY 10036                to October 1996; Vice President, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; Senior Vice President, General
                                  Counsel and Secretary, Strong/ Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director and Officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc. and a Trustee and officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, GT Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio (of which the Portfolios are subtrusts), Growth Portfolio and Global High Income Portfolio, which also are registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director and/or Trustee and Officer, respectively, of 11 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Director, and reimburses travel and other expenses incurred in connection with attending Board meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $30,200, $30,200, $26,600 and $30,200, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, received total compensation of $80,100, $80,100, $72,600 and $80,100, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Company's funds in the aggregate, with the exception of the Financial Services Fund and the Consumer Products and Services Fund.


                  Statement of Additional Information Page 26

                             GT GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

The Manager serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract between each Portfolio and the Manager ("Portfolio Management Contract"). The Manager serves as administrator to each Feeder Fund under an administration contract between the Company and the Manager ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and each Feeder Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provides suitable office space, necessary small office equipment and utilities. For these services, each Feeder Fund pays administration fees, computed daily and paid monthly, to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Feeder Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to the Manager. Each Portfolio pays such fees based on its average daily net assets, also computed daily and paid monthly, at the annualized rate of 0.725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on all amounts thereafter.



The Portfolio Management Contract may be renewed with respect to a Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Feeder Fund, either the Company, each Portfolio or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND
The Manager serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Health Care Fund and Telecommunications Fund and administers the Health Care Fund's and Telecommunications Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Health Care Fund and Telecommunications Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Health Care Fund and
Telecommunications Fund each pays the Manager investment management and administration fees, based on the Health Care Fund and Telecommunications Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on all amounts thereafter.


The Management Contract may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Health Care Fund and Telecommunications Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


                  Statement of Additional Information Page 27

                             GT GLOBAL THEME FUNDS

The   following  table  discloses  the   amount  of  investment  management  and
administration fees paid by the Theme Portfolios to the Manager during the periods shown:

                                HEALTH CARE FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $    5,495,494
1995......................................................................................................       4,453,857
1994......................................................................................................       4,353,688


                            TELECOMMUNICATIONS FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $   23,119,601
1995......................................................................................................      23,861,460
1994......................................................................................................      21,926,187


                          FINANCIAL SERVICES PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1996...............................................................................  $       99,991
Year ended October 31, 1995...............................................................................          51,353
May 31, 1994 (commencement of operations) to October 31, 1994.............................................           8,249


                            INFRASTRUCTURE PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1996...............................................................................  $      635,456
Year ended October 31, 1995...............................................................................         601,421
May 31, 1994 (commencement of operations) to October 31, 1994.............................................           3,021


                          NATURAL RESOURCES PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1996...............................................................................  $      425,745
Year ended October 31, 1995...............................................................................         213,856
May 31, 1994 (commencement of operations) to October 31, 1994.............................................          28,500


                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1996...............................................................................  $      422,640
December 30, 1994 (commencement of operations) to October 31, 1995........................................          16,284



For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, and for the fiscal years ended October 31, 1995 and October 31, 1996, the Manager reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio for their respective investment management and administration fees in the amounts of $8,249, $51,353 and $103,267; $48,901, $0 and $0; and $28,500, $213,856 and $0, respectively. For the same periods, the Financial Services Fund, Infrastructure Fund and Natural Resources Fund paid administration fees of $3,029, $18,756 and $34,865; $19,370, $208,892 and
$218,735; and $10,436, $74,485 and $147,614, respectively. However, the Manager reimbursed those Funds for such fees in the amounts of $3,029, $18,756 and $34,865; $19,370, $177,376 and $0; and $10,436, $74,485 and $0, respectively.
For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal year ended October 31, 1996, the Manager reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amounts of $16,284 and $0, respectively. For the same periods, the Consumer Products and Services Fund paid $5,933 and $147,623, respectively, in administration fees; however, the Manager reimbursed the Fund in the amounts of $5,933 and $0, respectively.


DISTRIBUTION SERVICES RELATING TO EACH FUND
Each Fund's Class A and Class B shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.


As described in the Prospectus, the Company has adopted a separate Distribution Plan with respect to the Class A and Class B shares of each Fund in accordance with Rule 12b-1 under the 1940 Act (each a "Class A Plan" and "Class B Plan,"


                  Statement of Additional Information Page 28

                             GT GLOBAL THEME FUNDS

respectively, and collectively, "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under a Class A Plan will have been incurred within one year of such reimbursement. The following table discloses payments made by the Theme Funds to GT Global under each Fund's Class A Plan and Class B Plan for the Fund's fiscal year ended October 31, 1996:



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Health Care Fund..........................................................................  $   2,335,519  $      969,596



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Telecommunications Fund...................................................................  $   6,774,499  $   11,294,711



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Financial Services Fund...................................................................  $      31,297  $       76,454



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Infrastructure Fund.......................................................................  $     177,035  $      518,147



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Natural Resources Fund....................................................................  $     139,991  $      296,729



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Consumer Products and Services Fund.......................................................  $     144,407  $      285,201


In approving the Plans, the Directors determined that the adoption of the Plans was in the best interests of the shareholders of that Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.

Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.

                  Statement of Additional Information Page 29

                             GT GLOBAL THEME FUNDS

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of each Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares. The following table reviews the extent of such activity during the Health Care Fund's last three fiscal years:


                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCTOBER 31,                                                        COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
1996......................................................................  $      301,166  $      90,926  $      210,240
1995......................................................................         469,186         67,325         401,861
1994......................................................................       1,544,456        131,040       1,413,416



The   following  table   reviews  the  extent   of  such   activity  during  the
Telecommunications Fund's last three fiscal years:



                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCTOBER 31,                                                        COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
1996......................................................................  $      966,041  $     231,226  $      734,815
1995......................................................................       4,151,523        578,450       3,573,073
1994......................................................................      15,634,626      2,477,493      13,157,133



The following table reviews the extent of such activity for the Financial Services Fund, Infrastructure Fund and Natural Resources Fund for each Fund's fiscal years ended October 31, 1996 and October 31, 1995 and for the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994:


                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCTOBER 31, 1996                                                   COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
Financial Services Fund...................................................  $       23,418  $       4,721  $       18,697
Infrastructure Fund.......................................................          92,340         19,811          72,529
Natural Resources Fund....................................................         140,061         49,532          90,529

YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------
Financial Services Fund...................................................  $       50,104  $       6,892  $       43,212
Infrastructure Fund.......................................................         584,424         67,021         517,403
Natural Resources Fund....................................................         143,672         16,516         127,156
MAY 31, 1994 TO OCTOBER 31, 1994
--------------------------------------------------------------------------
Financial Services Fund...................................................  $       53,670  $       4,672  $       48,998
Infrastructure Fund.......................................................         494,689         51,215         443,474
Natural Resources Fund....................................................         203,926         14,471         189,455


The following table reviews the extent of such activity for the Consumer Products and Services Fund for the fiscal year ended October 31, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995:


                                                                SALES
                                                               CHARGES      AMOUNT      AMOUNTS
                                                              COLLECTED    RETAINED    REALLOWED
                                                             -----------  ----------  -----------
Year ended October 31, 1996................................  $   387,504  $  115,133  $   272,371
December 30, 1994 to October 31, 1995......................       28,566       3,380       25,186



GT Global receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares and certain Class A shares. The following table discloses the amount of CDSCs collected by GT Global with regard to the GT Global Theme Funds for the periods shown.

                                HEALTH CARE FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $      291,802
Year ended October 31, 1995.............................................................................          182,201
Year ended October 31, 1994.............................................................................           49,801


                  Statement of Additional Information Page 30

                             GT GLOBAL THEME FUNDS

                            TELECOMMUNICATIONS FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $    5,636,470
Year ended October 31, 1995.............................................................................        4,820,173
Year ended October 31, 1994.............................................................................        1,731,244


                            FINANCIAL SERVICES FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $       25,023
Year ended October 31, 1995.............................................................................            7,543
May 31, 1994 (commencement of operations) to October 31, 1994...........................................              847


                              INFRASTRUCTURE FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $      243,564
Year ended October 31, 1995.............................................................................          193,268
May 31, 1994 (commencement of operations) to October 31, 1994...........................................            1,528


                             NATURAL RESOURCES FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $       94,094
Year ended October 31, 1995.............................................................................           73,935
May 31, 1994 (commencement of operations) to October 31, 1994...........................................              779


                      CONSUMER PRODUCTS AND SERVICES FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $       45,035
December 30, 1994 (commencement of operations) to October 31, 1995......................................              986


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent, has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for them. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995 and October 31, 1996, the transfer agency and accounting services fees for the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund were $1,481,877 and $1,555,664; $7,389,836 and $7,139,417; $53,523 and $57,347; $398,968 and $344,920; $149,111 and
$227,522; and $30,047 and $249,464, respectively.


EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS
Each Fund and each Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.

                  Statement of Additional Information Page 31

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Theme Portfolio's securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.

Options on indices, securities and currencies purchased by the Theme Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Theme Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Theme Portfolios in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of each Fund's total assets (which, for each Feeder Fund is the value of its investment in its corresponding Portfolio). Each Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, in good faith, will establish a conversion rate for such currency.

European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of business

                  Statement of Additional Information Page 32

                             GT GLOBAL THEME FUNDS
in New York. Consequently, the calculation of each Fund's net asset value may not always take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of securities held by the Theme Portfolios that occur between the time their prices are determined and the close of normal trading on the NYSE will not be reflected in a Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.

                  Statement of Additional Information Page 33

                             GT GLOBAL THEME FUNDS

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------
PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES

Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.


AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and should send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Fund's Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds or a stop payment order or if the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant at any time without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer

                  Statement of Additional Information Page 34

                             GT GLOBAL THEME FUNDS
Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)


Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Code. IRA applications are available from brokers or GT Global.


EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares of a Fund may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares of a Fund may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by that Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of a Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under an SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or quarterly on the 25th day of January, April, July and October). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" (or "Certificate of Partnership") indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.


With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.


Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of an SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
Each Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds or the Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

                  Statement of Additional Information Page 35

                             GT GLOBAL THEME FUNDS

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by, its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.

TAXATION OF THE THEME PORTFOLIOS

    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FEEDER FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard

                  Statement of Additional Information Page 36

                             GT GLOBAL THEME FUNDS
to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.


Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.



Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.



    FOREIGN TAXES. Dividends and interest received by a Theme Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("Foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of any foreign taxes paid by its corresponding Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income from those sources) as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election.


    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.


If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) would be required to include in income each year its pro rata share of the (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's pro rata share) QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


                  Statement of Additional Information Page 37

                             GT GLOBAL THEME FUNDS

Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund). However, income from the disposition by a Theme Portfolio of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months. Income from the disposition by a Theme Portfolio of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months.



If a Theme Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Theme Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, a Theme Portfolio may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to continue to qualify as a RIC.



Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.


TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

                  Statement of Additional Information Page 38

                             GT GLOBAL THEME FUNDS

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and Global Investment Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Company and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company at any time or to grant the use of such names to any other company.

                  Statement of Additional Information Page 39

                             GT GLOBAL THEME FUNDS


                               INVESTMENT RESULTS


--------------------------------------------------------------------------------


STANDARDIZED RETURNS


Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A and Class B shares of Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:


                                                                                      HEALTH        HEALTH       TELECOM-
                                                                                       CARE          CARE       MUNICATIONS
                                                                                       FUND          FUND          FUND
PERIOD                                                                              (CLASS A)     (CLASS B)      (CLASS A)
---------------------------------------------------------------------------------  ------------  ------------  -------------
Fiscal year ended October 31, 1996...............................................       17.30%        17.59%         1.92%
October 31, 1991 through October 31, 1996........................................        7.61%          n/a        n/a
April 1, 1993 (commencement of operations) through October 31, 1996..............         n/a         17.78  %        n/a
January 27, 1992 (commencement of operations) through October 31, 1996...........         n/a           n/a         10.21   %
August 7, 1989 (commencement of operations) through October 31, 1996.............       13.53  %        n/a           n/a

                                                                                     TELECOM-
                                                                                    MUNICATIONS
                                                                                       FUND
PERIOD                                                                               (CLASS B)
---------------------------------------------------------------------------------  -------------
Fiscal year ended October 31, 1996...............................................        1.46%
October 31, 1991 through October 31, 1996........................................         n/a
April 1, 1993 (commencement of operations) through October 31, 1996..............       10.44   %
January 27, 1992 (commencement of operations) through October 31, 1996...........         n/a
August 7, 1989 (commencement of operations) through October 31, 1996.............         n/a



The Standardized Returns for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as average annualized total returns for the periods shown, were:


                                                                 FINANCIAL     FINANCIAL       INFRA-        INFRA-       NATURAL
                                                                  SERVICES      SERVICES     STRUCTURE     STRUCTURE     RESOURCES
                                                                    FUND          FUND          FUND          FUND          FUND
PERIOD                                                           (CLASS A)     (CLASS B)     (CLASS A)     (CLASS B)     (CLASS A)
--------------------------------------------------------------  ------------  ------------  ------------  ------------  ------------
Fiscal year ended October 31, 1996............................       14.50%        14.81%        13.42%        13.37%       45.77 %
May 31, 1994 (commencement of operations) through
 October 31, 1996.............................................        7.61%         8.20%         7.86%         8.41%       17.02 %

                                                                  NATURAL
                                                                 RESOURCES
                                                                    FUND
PERIOD                                                           (CLASS B)
--------------------------------------------------------------  ------------
Fiscal year ended October 31, 1996............................      47.39 %
May 31, 1994 (commencement of operations) through
 October 31, 1996.............................................      17.84 %



The Standardized Returns for the Class A and Class B shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:


                                                                                              CONSUMER PRODUCTS
                                                                                                     AND
                                                                                                SERVICES FUND
PERIOD                                                                                            (CLASS A)
------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996........................................................           41.75%
December 30, 1994 (commencement of operations) to October 31, 1996........................           38.07%

                                                                                              CONSUMER PRODUCTS

                                                                                                     AND

                                                                                                SERVICES FUND

PERIOD                                                                                            (CLASS B)

------------------------------------------------------------------------------------------  ---------------------

Fiscal year ended October 31, 1996........................................................           43.11%

December 30, 1994 (commencement of operations) to October 31, 1996........................           39.45%




NON-STANDARDIZED RETURNS


In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.



Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this


                  Statement of Additional Information Page 39

                             GT GLOBAL THEME FUNDS

formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.



The average annual Non-Standardized Returns for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:


                                                                                   HEALTH      HEALTH      TELECOM-
                                                                                    CARE        CARE      MUNICATIONS
                                                                                    FUND        FUND         FUND
PERIOD                                                                           (CLASS A)   (CLASS B)     (CLASS A)
-------------------------------------------------------------------------------  ----------  ----------  -------------
Fiscal year ended October 31, 1996.............................................     23.14 %     22.59 %        7.00%
October 31, 1991 through October 31, 1996......................................      8.66 %        n/a       n/a
April 1, 1993 (commencement of operations) through October 31, 1996............        n/a      18.32  %        n/a
January 27, 1992 (commencement of operations) through October 31, 1996.........        n/a         n/a        11.34   %
August 7, 1989 (commencement of operations) through October 31, 1996...........     14.29  %       n/a          n/a

                                                                                   TELECOM-
                                                                                  MUNICATIONS
                                                                                     FUND
PERIOD                                                                             (CLASS B)
-------------------------------------------------------------------------------  -------------
Fiscal year ended October 31, 1996.............................................        6.46%
October 31, 1991 through October 31, 1996......................................         n/a
April 1, 1993 (commencement of operations) through October 31, 1996............       11.09   %
January 27, 1992 (commencement of operations) through October 31, 1996.........         n/a
August 7, 1989 (commencement of operations) through October 31, 1996...........         n/a



The average annual Non-Standardized Returns for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown, were:


                                                               FINANCIAL     FINANCIAL      INFRA-      INFRA-      NATURAL
                                                                SERVICES      SERVICES    STRUCTURE   STRUCTURE    RESOURCES
                                                                  FUND          FUND         FUND        FUND         FUND
PERIOD                                                         (CLASS A)     (CLASS B)    (CLASS A)   (CLASS B)    (CLASS A)
------------------------------------------------------------  ------------  ------------  ----------  ----------  ------------
Fiscal year ended October 31, 1996..........................       20.21%        19.81%      19.08 %     18.37 %       53.04%
May 31, 1994 (commencement of operations) through October
 31, 1996...................................................        9.79%         9.30%      10.05 %      9.51 %       19.40%

                                                                NATURAL
                                                               RESOURCES
                                                                  FUND
PERIOD                                                         (CLASS B)
------------------------------------------------------------  ------------
Fiscal year ended October 31, 1996..........................       52.39%
May 31, 1994 (commencement of operations) through October
 31, 1996...................................................       18.82%



The average annual Non-Standardized Returns for the Class A and Class B shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:


                                                                                              CONSUMER PRODUCTS
                                                                                                     AND
                                                                                                SERVICES FUND
PERIOD                                                                                            (CLASS A)
------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996........................................................           48.82%
December 30, 1994 (commencement of operations) to October 31, 1996........................           41.77%

                                                                                              CONSUMER PRODUCTS

                                                                                                     AND

                                                                                                SERVICES FUND

PERIOD                                                                                            (CLASS B)

------------------------------------------------------------------------------------------  ---------------------

Fiscal year ended October 31, 1996........................................................           48.11%

December 30, 1994 (commencement of operations) to October 31, 1996........................           41.09%




Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized
Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.



The  aggregate Non-Standardized Returns (not  taking sales charges into account)
for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                                                                    HEALTH       HEALTH       TELECOM-
                                                                                     CARE         CARE       MUNICATIONS
                                                                                     FUND         FUND          FUND
PERIOD                                                                            (CLASS A)    (CLASS B)      (CLASS A)
--------------------------------------------------------------------------------  ----------  ------------  -------------
April 1, 1993 (commencement of operations) through October 31, 1996.............        n/a        82.73%       n/a
January 27, 1992 (commencement of operations) through October 31, 1996..........        n/a          n/a         66.80   %
August 7, 1989 (commencement of operations) through October 31, 1996............    162.82  %        n/a           n/a

                                                                                    TELECOM-
                                                                                   MUNICATIONS
                                                                                      FUND
PERIOD                                                                              (CLASS B)
--------------------------------------------------------------------------------  -------------
April 1, 1993 (commencement of operations) through October 31, 1996.............       45.75   %
January 27, 1992 (commencement of operations) through October 31, 1996..........         n/a
August 7, 1989 (commencement of operations) through October 31, 1996............         n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Financial Services Fund,
Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the period shown were:


                                                                 FINANCIAL     FINANCIAL       INFRA-        INFRA-       NATURAL
                                                                  SERVICES      SERVICES     STRUCTURE     STRUCTURE     RESOURCES
                                                                    FUND          FUND          FUND          FUND          FUND
PERIOD                                                           (CLASS A)     (CLASS B)     (CLASS A)     (CLASS B)     (CLASS A)
--------------------------------------------------------------  ------------  ------------  ------------  ------------  ------------
May 31, 1994 (commencement of operations) through October 31,
 1996.........................................................       25.36%        24.01%        26.07%        24.58%        53.57%

                                                                  NATURAL
                                                                 RESOURCES
                                                                    FUND
PERIOD                                                           (CLASS B)
--------------------------------------------------------------  ------------
May 31, 1994 (commencement of operations) through October 31,
 1996.........................................................       51.76%


                  Statement of Additional Information Page 40

                             GT GLOBAL THEME FUNDS


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Consumer Products and Services Fund, stated as aggregate total returns for the period shown, were:



                                                                                             CONSUMER PRODUCTS    CONSUMER PRODUCTS
                                                                                                    AND                  AND
                                                                                               SERVICES FUND        SERVICES FUND
PERIOD                                                                                           (CLASS A)            (CLASS B)
------------------------------------------------------------------------------------------  -------------------  -------------------
December 30, 1994 (commencement of operations) to October 31, 1996........................          89.97%               88.28%



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                                                                    HEALTH       HEALTH       TELECOM-
                                                                                     CARE         CARE       MUNICATIONS
                                                                                     FUND         FUND          FUND
PERIOD                                                                            (CLASS A)    (CLASS B)      (CLASS A)
--------------------------------------------------------------------------------  ----------  ------------  -------------
April 1, 1993 (commencement of operations) through October 31, 1996.............        n/a        79.73%       n/a
January 27, 1992 (commencement of operations) through October 31, 1996..........        n/a          n/a         58.87   %
August 7, 1989 (commencement of operations) through October 31, 1996............    150.34  %        n/a           n/a

                                                                                    TELECOM-
                                                                                   MUNICATIONS
                                                                                      FUND
PERIOD                                                                              (CLASS B)
--------------------------------------------------------------------------------  -------------
April 1, 1993 (commencement of operations) through October 31, 1996.............       42.75   %
January 27, 1992 (commencement of operations) through October 31, 1996..........         n/a
August 7, 1989 (commencement of operations) through October 31, 1996............         n/a



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown were:


                                                                 FINANCIAL     FINANCIAL       INFRA-        INFRA-       NATURAL
                                                                  SERVICES      SERVICES     STRUCTURE     STRUCTURE     RESOURCES
                                                                    FUND          FUND          FUND          FUND          FUND
PERIOD                                                           (CLASS A)     (CLASS B)     (CLASS A)     (CLASS B)     (CLASS A)
--------------------------------------------------------------  ------------  ------------  ------------  ------------  ------------
May 31, 1994 (commencement of operations) through October 31,
 1996.........................................................       19.41%        21.01%        20.08%        21.58%       46.27 %

                                                                  NATURAL
                                                                 RESOURCES
                                                                    FUND
PERIOD                                                           (CLASS B)
--------------------------------------------------------------  ------------
May 31, 1994 (commencement of operations) through October 31,
 1996.........................................................      48.76 %



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Consumer Products and Services Fund, stated as aggregate total returns for the periods shown, were:


                                                                                              CONSUMER PRODUCTS
                                                                                                     AND
                                                                                                SERVICES FUND
PERIOD                                                                                            (CLASS A)
------------------------------------------------------------------------------------------  ---------------------
December 30, 1994 (commencement of operations) to October 31, 1996........................           80.94%

                                                                                              CONSUMER PRODUCTS

                                                                                                     AND

                                                                                                SERVICES FUND

PERIOD                                                                                            (CLASS B)

------------------------------------------------------------------------------------------  ---------------------

December 30, 1994 (commencement of operations) to October 31, 1996........................           84.28%



Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKET Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare a Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding collateralized mortgage obligations).


        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

                  Statement of Additional Information Page 41

                             GT GLOBAL THEME FUNDS

        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.


       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.


       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports, produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.


       (19) Various publications including, but not limited to ratings agencies such as Moody's, S&P and Fitch.


       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.


       (22) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.


                  Statement of Additional Information Page 42

                             GT GLOBAL THEME FUNDS

       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman
Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and
Ibbottson Associates, may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.


A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen, German Deutschemark, Hong Kong Dollar). A foreign currency which has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly

                  Statement of Additional Information Page 43

                             GT GLOBAL THEME FUNDS
to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Funds may also discuss these accounts and plans, which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.



ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.



SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.



CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and  most
other   not-for-profit   organizations   can  make   pre-tax   salary  reduction
contributions to these accounts.



PROFIT-SHARING  (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.


                  Statement of Additional Information Page 44

                             GT GLOBAL THEME FUNDS


GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Funds and GT Global will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of such financial organizations as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.



 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.



 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.



 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.


13) Total exports and imports by year: IFC, The World Bank and Datastream.



14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or

                  Statement of Additional Information Page 45

                             GT GLOBAL THEME FUNDS
any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


GT GLOBAL ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS
Each Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND

From time to time the Fund and GT Global will quote information including data regarding:


    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and its enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries


The information quoted has not been independently verified by a Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:


    / / Research  firms such as  Mehta and Isaly  which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World  Bank  and its  publications  such as  THE  WORLD  DEVELOPMENT
        REPORT, as supplemented annually


    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK


INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES
The Health Care Fund and the Manager believe that certain market and demographic factors merit an investor's consideration of making a health care investment. Worldwide standards of living and life expectancy have increased at a

                  Statement of Additional Information Page 46

                             GT GLOBAL THEME FUNDS

substantial rate. The Manager expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Manager, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.


The Manager believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Manager, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS FUND

From time to time the Fund and GT Global will quote information including data regarding:


    / / Increased usage  of  new  technologies  such as,  but  not  limited  to,
        cellular   and  wireless  communications  in  emerging  and  established countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services


    / / Privatization and/or deregulation of telecommunications companies



The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:


    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD  and  other  publications  from   its  subsidiaries  such  as   the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction


    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT



    / / Telegeography and other publications


DEREGULATION IN THE UNITED STATES

The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Manager expects this scenario to continue to benefit such companies in the U.S. and to similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

From time to time the Fund and GT Global will quote information including data regarding:


    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

                  Statement of Additional Information Page 47

                             GT GLOBAL THEME FUNDS

    / / Sales, supply and demand of consumer products and services

    / / Parent Companies and the products and services they distribute

    / / Regulatory environment of consumer products industries


The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:


    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications


    / / IFC and its publications



    / / OECD and its publications


INFRASTRUCTURE FUND

From time to time the Fund and GT Global may quote information including:


    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New  technologies,  products   and  services   used  in   infrastructure
        industries


    / / Infrastructure Finance Magazine and other periodicals


FINANCIAL SERVICES FUND

From time to time the Fund and GT Global may quote information including:


    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries


NATURAL RESOURCES FUND


From time to time the Fund and GT Global may quote information including:


    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,  demand  and  prices  of  products  manufactured  from   natural
        resources

    / / New technologies, products and services used in the natural resources industries

                  Statement of Additional Information Page 48

                             GT GLOBAL THEME FUNDS

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A   --  Upper-medium-grade  obligations.   Factors  giving  security  to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Statement of Additional Information Page 49

                             GT GLOBAL THEME FUNDS

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  Statement of Additional Information Page 50

                             GT GLOBAL THEME FUNDS

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of each Theme Fund as of October 31, 1996 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 51

                             GT GLOBAL THEME FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of GT Global Consumer Products & Services Fund - Consolidated, GT Global Financial Services Fund - Consolidated, GT Global Health Care Fund, GT Global Infrastructure Fund - Consolidated, GT Global Natural Resources Fund - Consolidated, and GT Global Telecommunications Fund, six series of G.T. Investment Funds, Inc., including the portfolios of investments, as of October 31, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of G.T. Investments Funds, Inc. as of October 31, 1996, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (51.0%)
  Vons Cos., Inc.-/- ........................................   US            134,500   $  7,447,937         4.5
    RETAILERS-FOOD
  Central Garden and Pet Co.-/- .............................   US            273,400      6,459,075         3.7
    WHOLESALE & INTERNATIONAL TRADE
  Footstar, Inc.-/- .........................................   US            280,000      6,160,000         3.6
    RETAILERS-APPAREL
  TJX Cos., Inc. ............................................   US            147,200      5,888,000         3.4
    RETAILERS-APPAREL
  Jones Apparel Group, Inc.-/- ..............................   US            186,000      5,812,500         3.4
    RETAILERS-APPAREL
  Tiffany & Co. .............................................   US            155,300      5,746,100         3.3
    RETAILERS-APPAREL
  Ross Stores, Inc. .........................................   US            132,200      5,486,300         3.2
    RETAILERS-APPAREL
  Sun International Hotels Ltd.-/- ..........................   US            114,100      5,391,225         3.1
    LEISURE & TOURISM
  The Finish Line, Inc.-/- ..................................   US            124,200      5,278,500         3.1
    RETAILERS-APPAREL
  Seattle Filmworks, Inc.-/- ................................   US            276,500      5,253,500         3.0
    CONSUMER SERVICES
  Vans, Inc.-/- .............................................   US            311,100      5,172,038         3.0
    RETAILERS-APPAREL
  Safeway, Inc.-/- ..........................................   US            109,500      4,694,813         2.7
    RETAILERS-FOOD
  Universal Outdoor Holdings, Inc.-/- .......................   US            127,400      3,742,375         2.2
    BUSINESS & PUBLIC SERVICES
  Imax Corp.-/- {\/} ........................................   CAN            96,100      3,459,600         2.0
    CONSUMER SERVICES
  Tuesday Morning Corp.-/- ..................................   US            173,600      3,363,500         1.9
    RETAILERS-OTHER
  Borders Group, Inc.-/- ....................................   US             84,600      2,664,900         1.5
    RETAILERS-OTHER
  United Auto Group, Inc.-/- ................................   US             60,000      2,062,500         1.2
    CONSUMER SERVICES
  Dominick's Supermarkets, Inc.-/- ..........................   US             80,000      1,590,000         0.9
    RETAILERS-FOOD
  Abercrombie & Fitch Co.-/- ................................   US             68,800      1,513,600         0.9
    RETAILERS-APPAREL
  Lamar Advertising Co.-/- ..................................   US             22,700        624,250         0.4
    BUSINESS & PUBLIC SERVICES
                                                                                        ------------
                                                                                          87,810,713
                                                                                        ------------
Consumer Non-Durables (35.9%)
  Philip Morris Cos., Inc. ..................................   US             66,500      6,159,563         3.5
    FOOD
  Coachmen Industries, Inc. .................................   US            212,300      5,944,400         3.3
    RECREATION
  Eagle Hardware & Garden, Inc.-/- ..........................   US            198,400      5,679,200         3.3
    HOUSEHOLD PRODUCTS

    The accompanying notes are an integral part of the financial statements.

                                       F2

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Wet Seal, Inc. "A"-/- .....................................   US            183,400   $  5,777,100         3.3
    TEXTILES & APPAREL
  Nike, Inc. "B" ............................................   US             93,600      5,510,700         3.2
    TEXTILES & APPAREL
  Gucci Group - NY Registered Shares{\/} ....................   ITLY           77,000      5,313,000         3.1
    TEXTILES & APPAREL
  Adidas AG - 144A ADR{.} -/- {\/} ..........................   GER           121,100      5,177,025         3.0
    TEXTILES & APPAREL
  Cannondale Corp.-/- .......................................   US            266,500      5,130,125         3.0
    RECREATION
  Fila Holding S.p.A. - ADR{\/} .............................   ITLY           66,200      4,766,400         2.8
    TEXTILES & APPAREL
  Harley-Davidson, Inc. .....................................   US             72,400      3,267,050         1.9
    OTHER CONSUMER GOODS
  Barco N.V. (Barco Industries) .............................   BEL            17,320      2,850,549         1.7
    OTHER CONSUMER GOODS
  K2, Inc. ..................................................   US            109,000      2,507,000         1.5
    RECREATION
  Consolidated Cigar Holdings, Inc.-/- ......................   US             75,000      2,043,750         1.2
    TOBACCO
  Noble China-/- {/\} .......................................   CHNA          341,200        954,352         0.6
    BEVERAGES - ALCOHOLIC
  Rally's Hamburgers, Inc.-/- ...............................   US            190,400        833,000         0.5
    FOOD
                                                                                        ------------
                                                                                          61,913,214
                                                                                        ------------
Multi-Industry/Miscellaneous (3.2%)
  Bulgari S.p.A. ............................................   ITLY          314,000      5,474,098         3.2
                                                                                        ------------
    MULTI-INDUSTRY
Finance (3.1%)
  Amer Group Ltd. ...........................................   FIN           231,600      5,239,010         3.0
    INVESTMENT MANAGEMENT
  Metris Cos., Inc.-/- ......................................   US              1,000         23,750         0.1
    OTHER FINANCIAL
                                                                                        ------------
                                                                                           5,262,760
                                                                                        ------------
Consumer Durables (1.2%)
  Boyds Wheels, Inc. ........................................   US            151,200      2,097,900         1.2
                                                                                        ------------
    AUTO PARTS
Technology (1.1%)
  Ingram Micro, Inc. "A"-/- .................................   US             95,000      1,710,000         1.0
    COMPUTERS & PERIPHERALS
  CyberMedia, Inc.-/- .......................................   US              5,800        129,050         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           1,839,050
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (0.8%)
  Kevco, Inc.-/- ............................................   US            115,000   $  1,380,000         0.8
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $156,514,774) ................                            165,777,735        96.3
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by $9,665,000 U.S. Treasury Bond, 7.875%
   due 11/15/07 (market value of collateral is $10,791,312,
   including accrued interest). (cost $10,575,630) ..........                             10,575,630         6.1
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $167,090,404) * .....................                            176,353,365       102.4
Other Assets and Liabilities ................................                             (4,102,558)       (2.4)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $172,250,807       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {/\}  Security is denominated in Canadian Dollars.
        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $167,206,893 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  13,635,691
                 Unrealized depreciation:            (4,489,219)
                                                  -------------
                 Net unrealized appreciation:     $   9,146,472
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Belgium (BEL/BEF) ....................    1.7                   1.7
Canada (CAN/CAD) .....................    2.0                   2.0
China (CHNA/RMB) .....................    0.6                   0.6
Finland (FIN/FIM) ....................    3.0                   3.0
Germany (GER/DEM) ....................    3.0                   3.0
Italy (ITLY/ITL) .....................    9.1                   9.1
United States (US/USD) ...............   76.9        3.7       80.6
                                        ------     -----      -----
Total  ...............................   96.3        3.7      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $172,250,807.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Regional (37.7%)
  BankAmerica Corp. .........................................   US              6,200   $    567,300         3.0
  Zagrebacka Banka - 144A GDR{.} -/- {\/} ...................   CRT            20,000        387,500         2.3
  Sovereign Bancorp, Inc. ...................................   US             31,000        364,250         2.1
  First Tennessee National Corp. ............................   US             10,000        363,750         2.1
  Anglo-Irish Bank Corp., PLC: ..............................   IRE                --             --         2.1
    Common{/\} ..............................................   --            259,000        299,203          --
    Common ..................................................   --             50,000         58,168          --
  Sparbanken Sverige AB "A" .................................   SWDN           21,000        332,648         1.9
  NationsBank Corp. .........................................   US              3,300        311,025         1.8
  Banco Commercial S.A. - 144A ADR{.} {\/} ..................   URGY           18,400        303,600         1.8
  Commerce Bancorp, Inc. ....................................   US              9,150        253,913         1.5
  Bank of Nova Scotia .......................................   CAN             7,700        242,653         1.4
  Bank of Montreal ..........................................   CAN             8,000        241,963         1.4
  Banco BHIF - ADR-/- {\/} ..................................   CHLE           13,300        239,400         1.4
  Canadian Imperial Bank of Commerce ........................   CAN             5,700        236,809         1.4
  Bank of Boston Corp. ......................................   US              3,300        211,200         1.2
  Norbanken AB-/- ...........................................   SWDN            7,700        202,894         1.2
  LLoyds TSB Group PLC ......................................   UK             31,400        199,252         1.2
  Christiania Bank Og Kreditkasse-/- ........................   NOR            66,600        182,749         1.1
  Sydbank A/S ...............................................   DEN             4,500        164,920         1.0
  Mellon Bank Corp. .........................................   US              2,500        162,813         0.9
  Mark Twain Bancshares, Inc. ...............................   US              3,500        160,563         0.9
  Zions Bancorp. ............................................   US              1,700        153,850         0.9
  Cullen/Frost Bankers, Inc. ................................   US              5,000        150,313         0.9
  PT Bank Internasional Indonesia - Foreign .................   INDO          180,658        145,485         0.8
  Jyske Bank ................................................   DEN             2,000        144,197         0.8
  Grupo Financiero Banorte "B"-/- ...........................   MEX           120,000        119,701         0.7
  Westpac Banking Corp., Ltd. ...............................   AUSL           20,000        114,077         0.7
  Allied Irish Bank PLC{/\} .................................   IRE            17,794        112,769         0.7
  Amalgamated Banks of South Africa-/- ......................   SAFR           18,000         91,747         0.5
                                                                                        ------------
                                                                                           6,518,712
                                                                                        ------------
Banks-Money Center (17.2%)
  Citicorp ..................................................   US              4,500        445,500         2.5
  Unidanmark AS "A" .........................................   DEN             9,000        415,039         2.4
  Den Danske Bank ...........................................   DEN             5,280        378,863         2.2
  HSBC Holdings PLC .........................................   HK             13,000        264,819         1.5
  Chase Manhattan Corp. .....................................   US              3,000        257,250         1.5
  Bank Hapoalim Ltd.-/- .....................................   ISRL          158,000        214,480         1.2
  Bank of New York Co., Inc. ................................   US              6,000        198,750         1.2
  Bank of Tokyo - Mitsubishi ................................   JPN             8,750        178,493         1.0
  Bangkok Bank Co., Ltd. - Foreign ..........................   THAI           14,300        152,593         0.9
  Bank of Ireland ...........................................   IRE            18,000        147,901         0.9
  Security Bank Corp.-/- ....................................   PHIL           70,000        130,716         0.8
  Thai Farmers Bank Ltd. - Foreign ..........................   THAI           14,100        107,866         0.6

    The accompanying notes are an integral part of the financial statements.

                                       F5

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Money Center (Continued)
  Commercial Bank of Korea ..................................   KOR             9,900   $     85,303         0.5
                                                                                        ------------
                                                                                           2,977,573
                                                                                        ------------
Consumer Finance (9.6%)
  First Chicago NBD Corp. ...................................   US              9,000        459,000         2.5
  Green Tree Financial Corp. ................................   US              6,600        261,525         1.5
  Promise Co., Ltd. .........................................   JPN             5,000        233,448         1.4
  Dean Witter, Discover & Co. ...............................   US              3,600        211,950         1.2
  Nichiei Co., Ltd. .........................................   JPN             3,000        199,947         1.2
  Acom Co., Ltd. ............................................   JPN             4,000        153,697         0.9
  First Financial Caribbean Corp. ...........................   US              5,100        131,325         0.8
  Metris Cos., Inc.-/- ......................................   US                500         11,875         0.1
                                                                                        ------------
                                                                                           1,662,767
                                                                                        ------------
Securities Broker (7.0%)
  Peregrine Investment Holdings Ltd. ........................   HK            245,000        394,512         2.3
  Hambrecht & Quist Group-/- ................................   US              8,500        168,938         1.0
  Nomura Securities Co., Ltd. ...............................   JPN            10,000        165,304         1.0
  Daiwa Securities Co., Ltd. ................................   JPN            14,000        151,411         0.9
  Nikko Securities Co., Ltd. ................................   JPN            15,000        143,762         0.8
  Yamaichi Securities Co., Ltd. .............................   JPN            22,000        122,641         0.7
  Dongwon Securities Co. ....................................   KOR             3,500         54,794         0.3
                                                                                        ------------
                                                                                           1,201,362
                                                                                        ------------
Other Financial (6.3%)
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN             7,200        376,200         2.1
  Shohkoh Fund ..............................................   JPN             1,200        252,176         1.5
  Investors Financial Services Corp. ........................   US              7,000        181,125         1.1
  Transaction Network Service-/- ............................   US             11,050        150,556         0.9
  JACCS Co., Ltd. ...........................................   JPN            16,000        127,178         0.7
                                                                                        ------------
                                                                                           1,087,235
                                                                                        ------------
Investment Management (5.8%)
  Invesco PLC: ..............................................   UK                 --             --         2.5
    ADR{\/} .................................................   --              9,000        336,375          --
    Common ..................................................   --             23,300         88,143          --
  Alliance Capital Management L.P. ..........................   US             14,200        395,825         2.3
  Franklin Resources, Inc. ..................................   US              2,500        176,250         1.0
                                                                                        ------------
                                                                                             996,593
                                                                                        ------------
Real Estate (2.4%)
  Alexander Haagen Properties, Inc. .........................   US             15,400        227,150         1.4
  Beacon Properties Corp. ...................................   US              5,500        161,563         0.9
  Tornet Fastighets AB-/- ...................................   SWDN            1,700         21,621         0.1
                                                                                        ------------
                                                                                             410,334
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F6

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Insurance - Multi-Line (2.2%)
  Corporacion Mapfre ........................................   SPN             4,000   $    197,601         1.1
  Axa Group .................................................   FR              2,940        183,689         1.1
                                                                                        ------------
                                                                                             381,290
                                                                                        ------------
Telecom - Other (1.5%)
  Gilat Satellite Networks Ltd.-/- {\/} .....................   ISRL            9,000        175,500         1.0
  Olivetti Group-/- .........................................   ITLY          303,000         87,956         0.5
                                                                                        ------------
                                                                                             263,456
                                                                                        ------------
Cable Television (1.0%)
  Matav-Cable Systems Media Ltd. - ADR-/- {\/} ..............   ISRL           11,000        166,375         1.0
                                                                                        ------------
Conglomerate (0.5%)
  First National Bank Holdings Ltd.-/- ......................   SAFR           14,000         76,882         0.5
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $14,352,751) .................                             15,742,579        91.2
                                                                                        ------------       -----

                                                                            NO. OF                       % OF NET
RIGHTS                                                         COUNTRY      RIGHTS                        ASSETS
-------------------------------------------------------------  --------   -----------                  -------------
  Security Bank Corp. Rights, expire 12/19/96 (cost
   $28,521)-/- ..............................................   PHIL           28,000         25,610         0.2
                                                                                        ------------       -----
    BANKS-MONEY CENTER

                                                                            NO. OF                       % OF NET
WARRANTS                                                       COUNTRY     WARRANTS                       ASSETS
-------------------------------------------------------------  --------   -----------                  -------------
  Peregrine Investment Holdings Ltd. Warrants, expire 5/15/98
   (cost $0)-/- .............................................   HK             24,500          4,595          --
                                                                                        ------------       -----
    SECURITIES BROKER

                                                                                                         % OF NET
REPURCHASE AGREEMENT                                                                                      ASSETS
-------------------------------------------------------------                                          -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by $510,000 U.S. Treasury Bonds, 7.125% due
   2/15/23 (market value of collateral is $538,660, including
   accrued interest). (cost $523,081) .......................                                523,081         3.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $14,904,353) * ......................                             16,295,865        94.4
Other Assets and Liabilities ................................                                963,793         5.6
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 17,259,658       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {/\}  Security denominated in Great Britain Pounds.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $15,004,209 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   1,748,260
                 Unrealized depreciation:              (456,604)
                                                  -------------
                 Net unrealized appreciation:     $   1,291,656
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F7

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                                PERCENTAGE OF NET ASSETS {D}
                                        --------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   ------
Australia (AUSL/AUD) .................    0.7                                    0.7
Canada (CAN/CAD) .....................    4.2                                    4.2
Chile (CHLE/CLP) .....................    1.4                                    1.4
Croatia (CRT/HRK) ....................    2.3                                    2.3
Denmark (DEN/DKK) ....................    6.4                                    6.4
France (FR/FRF) ......................    1.1                                    1.1
Hong Kong (HK/HKD) ...................    3.8                                    3.8
Indonesia (INDO/IDR) .................    0.8                                    0.8
Ireland (IRE/IEP) ....................    3.7                                    3.7
Israel (ISRL/ILS) ....................    3.2                                    3.2
Italy (ITLY/ITL) .....................    0.5                                    0.5
Japan (JPN/JPY) ......................   10.1                                   10.1
Korea (KOR/KRW) ......................    0.8                                    0.8
Mexico (MEX/MXN) .....................    0.7                                    0.7
Norway (NOR/NOK) .....................    1.1                                    1.1
Panama (PAN/PND) .....................    2.1                                    2.1
Philippines (PHIL/PHP) ...............    0.8         0.2                        1.0
South Africa (SAFR/ZAR) ..............    1.0                                    1.0
Spain (SPN/ESP) ......................    1.1                                    1.1
Sweden (SWDN/SEK) ....................    3.2                                    3.2
Thailand (THAI/THB) ..................    1.5                                    1.5
United Kingdom (UK/GBP) ..............    3.7                                    3.7
United States (US/USD) ...............   35.2                        8.6        43.8
Uruguay (URGY/UYP) ...................    1.8                                    1.8
                                        ------      -----          -----      ------
Total  ...............................   91.2         0.2            8.6       100.0
                                        ------      -----          -----      ------
                                        ------      -----          -----      ------

--------------

{d}  Percentages indicated are based on net assets of $17,259,658.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                           GT GLOBAL HEALTH CARE FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Biotechnology (30.7%)
  Amgen, Inc.-/- ............................................   US            503,700   $ 30,883,100         5.0
  Protein Design Labs, Inc.{::} -/- .........................   US          1,191,400     28,295,750         4.9
  Biogen, Inc.-/- ...........................................   US            345,100     25,709,950         4.5
  Biochem Pharma, Inc.{\/} -/- ..............................   CAN           531,800     22,667,975         3.9
  Agouron Pharmaceuticals, Inc.-/- ..........................   US            339,300     19,424,925         3.4
  Genetics Institute, Inc.-/- ...............................   US            278,500     18,241,750         3.2
  Centocor, Inc.-/- .........................................   US            446,200     13,107,125         2.3
  SangStat Medical Corp.-/- .................................   US            210,000      5,512,500         1.0
  Guilford Pharmaceuticals, Inc.-/- .........................   US            133,100      3,826,625         0.7
  COR Therapeutics, Inc.-/- .................................   US            302,300      2,720,700         0.5
  Myriad Genetics, Inc.-/- ..................................   US             91,600      2,267,100         0.4
  Lumisys, Inc.-/- ..........................................   US            132,000      1,270,500         0.2
  Alpha-Beta Technology, Inc.-/- ............................   US            100,000      1,037,500         0.2
  Genelabs Technologies, Inc.-/- ............................   US            206,800        840,125         0.2
  Genzyme Transgenics Corp. .................................   US             54,600        348,075         0.1
  Somatix Therapy Corp.-/- ..................................   US            100,000        331,250         0.1
  Targeted Genetics Corp.-/- ................................   US             60,000        262,500         0.1
  NABI, Inc.-/- .............................................   US             26,000        240,500          --
  Enzon, Inc. Preferred-/- ..................................   US             16,000         90,800          --
                                                                                        ------------
                                                                                         177,078,750
                                                                                        ------------
Pharmaceuticals (25.4%)
  Astra AB "B" Free .........................................   SWDN          572,000     26,136,623         4.5
  Pfizer, Inc. ..............................................   US            210,000     17,377,500         3.0
  TheraTech, Inc.{::} -/- ...................................   US          1,467,000     16,228,688         2.8
  Merck & Co., Inc. .........................................   US            180,000     13,342,500         2.3
  Sandoz AG - Registered ....................................   SWTZ           10,000     11,575,028         2.0
  Ciba-Geigy AG - Registered-/- .............................   SWTZ            8,500     10,485,264         1.8
  Watson Pharmaceuticals, Inc.-/- ...........................   US            280,700      9,368,363         1.6
  Zeneca Group PLC ..........................................   UK            322,600      8,786,730         1.5
  R.P. Scherer Corp.-/- .....................................   US            182,000      8,440,250         1.5
  Altana AG .................................................   GER             9,520      7,611,471         1.3
  Spiros Development Corp.(.) -/- ...........................   US            100,000      5,700,723         1.0
  Sonus Pharmaceuticals, Inc.-/- ............................   US            134,500      3,076,688         0.5
  Pliva D.D. - Reg. S GDR-/- {c} {\/} .......................   CRT            44,700      2,201,475         0.4
  SEQUUS Pharmaceuticals, Inc. ..............................   US            127,600      1,794,375         0.3
  Catalytica, Inc.-/- .......................................   US            398,600      1,544,575         0.3
  Penederm, Inc.-/- .........................................   US            137,500      1,203,125         0.2
  Therapeutic Discovery Corp. "A" ...........................   US            100,000      1,037,500         0.2
  Anesta Corp.-/- ...........................................   US             22,500        309,375         0.1
  Interneuron Pharmaceuticals ...............................   US             10,000        247,500         0.1
                                                                                        ------------
                                                                                         146,467,753
                                                                                        ------------
Medical Technology & Supplies (22.3%)
  Visx, Inc.{::} -/- ........................................   US            939,400     23,719,850         4.1
  Circon Corp.{::} -/- ......................................   US            875,400     14,444,100         2.5

    The accompanying notes are an integral part of the financial statements.

                                       F9

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (Continued)
  Sunrise Medical, Inc.-/- ..................................   US            783,700   $ 11,657,538         2.0
  Baxter International, Inc. ................................   US            270,000     11,238,750         2.0
  Conmed Corp. ..............................................   US            625,000     10,781,250         1.9
  Vital Signs, Inc.-/- ......................................   US            335,400      7,127,250         1.2
  AVECOR Cardiovascular, Inc.{::} ...........................   US            550,800      6,747,300         1.2
  Mentor Corp.-/- ...........................................   US            288,100      6,374,213         1.1
  Advanced Technology Laboratories, Inc.-/- .................   US            193,700      5,907,850         1.0
  Neoprobe Corp.-/- .........................................   US            357,200      5,134,750         0.9
  Angeion Corp.-/- ..........................................   US            650,000      2,762,500         0.5
  Utah Medical Products, Inc.-/- ............................   US            202,800      2,585,700         0.5
  TECNOL Medical Products, Inc.-/- ..........................   US            200,000      2,550,000         0.4
  Life Medical Sciences, Inc.{::} -/- .......................   US            450,000      2,418,750         0.4
  INAMED Corp.-/- ...........................................   US            256,900      2,312,100         0.4
  Research Medical, Inc.-/- .................................   US            114,700      2,222,313         0.4
  Lifecore Biomedical, Inc.-/- ..............................   US            113,900      1,922,063         0.3
  General Surgical Innovations, Inc.-/- .....................   US            250,900      1,819,025         0.3
  NeoPath, Inc.-/- ..........................................   US             75,000      1,223,438         0.2
  Eclipse Surgical Technologies, Inc.-/- ....................   US            116,500      1,121,313         0.2
  Becton, Dickinson & Co. ...................................   US             22,800        991,800         0.2
  Conceptus, Inc.-/- ........................................   US             75,000        900,000         0.2
  KeraVision, Inc.-/- .......................................   US             47,500        736,250         0.1
  Endovascular Technologies, Inc.-/- ........................   US             60,000        630,000         0.1
  Pharmacopeia, Inc.-/- .....................................   US             17,500        332,500         0.1
  Endosonics Corp.-/- .......................................   US             25,000        315,625         0.1
  Versa Technologies, Inc. ..................................   US             11,200        154,000          --
  Innerdyne, Inc.-/- ........................................   US             40,000        122,500          --
  Calypte Biomedical Corp.-/- ...............................   US             19,000         97,375          --
  Optical Sensors, Inc.-/- ..................................   US             10,000         87,500          --
  Molecular Dynamics, Inc.-/- ...............................   US             10,000         75,000          --
  Quidel Corp.-/- ...........................................   US             10,000         36,875          --
                                                                                        ------------
                                                                                         128,549,478
                                                                                        ------------
Health Care Services (8.2%)
  Quorum Health Group, Inc.-/- ..............................   US            360,000      9,720,000         1.7
  Health Management Associates, Inc. "A"-/- .................   US            350,000      7,700,000         1.3
  Tenet Healthcare Corp.-/- .................................   US            315,300      6,581,888         1.1
  Parkway Holdings Ltd. .....................................   SING        1,670,000      6,225,591         1.1
  Cohr, Inc.-/- .............................................   US            206,300      5,054,350         0.9
  AmeriSource Health Corp. "A"-/- ...........................   US            101,500      4,301,063         0.8
  Pacificare Health Systems, Inc. "A"-/- ....................   US             55,200      3,712,200         0.6
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX           135,100      2,550,013         0.4
  Allegiance Corp.-/- .......................................   US             54,000      1,012,500         0.2
  Unison Healthcare Corp.-/- ................................   US             50,000        412,500         0.1
                                                                                        ------------
                                                                                          47,270,105
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $437,287,782) ................                            499,366,086        86.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F10

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  ATS Medical Inc. Warrants, expire 3/2/97-/- ...............   US            125,000   $     50,781          --
    MEDICAL TECHNOLOGY & SUPPLIES
  ALZA Corp. Warrants, expire 12/31/96-/- ...................   US            100,000         12,500          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $0) ....................................                                 63,281          --
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by 63,055,000 U.S. Treasury Bonds, 7.125%
   due 2/15/23 (market value of collateral is $66,598,433,
   including accrued interest). (cost $65,289,064) ..........                             65,289,064        11.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $502,576,846) * .....................                            564,718,431        97.9
Other Assets and Liabilities ................................                             11,915,807         2.1
                                                                                        ------------       -----

NET ASSETS ..................................................                           $576,634,238       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {::}  See Note 6 of Notes to Financial Statements.
       {\/}  U.S. currency denominated.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        (.)  Restricted securities. At October 31, 1996, the Fund owned the following restricted security constituting 1.0% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the restricted security is as follows:

                                                                                             VALUE
                                                       ACQUISITION           ACQUISITION   PER SHARE
             DESCRIPTION                                  DATE      SHARES      COST       (NOTE 1)
             ----------------------------------------  -----------  -------  -----------   ---------
             Spiros Development Corp.................    1/3/96     100,000  $ 3,000,000    $57.01

          * For Federal income tax purposes, cost is $503,725,361 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  68,928,144
                 Unrealized depreciation:            (7,935,074)
                                                  -------------
                 Net unrealized appreciation:     $  60,993,070
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F11

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                        PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------
                                                   SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)     EQUITY    & OTHER    TOTAL
--------------------------------------  --------   -------   --------
Canada (CAN/CAD) .....................     3.9                    3.9
Croatia (CRT/HRK) ....................     0.4                    0.4
Germany (GER/DEM) ....................     1.3                    1.3
Mexico (MEX/MXN) .....................     0.4                    0.4
Singapore (SING/SGD) .................     1.1                    1.1
Sweden (SWDN/SEK) ....................     4.5                    4.5
Switzerland (SWTZ/CHF) ...............     3.8                    3.8
United Kingdom (UK/GBP) ..............     1.5                    1.5
United States (US/USD) ...............    69.7      13.4         83.1
                                        --------   -------   --------
Total  ...............................    86.6      13.4        100.0
                                        --------   -------   --------
                                        --------   -------   --------

--------------

{d}  Percentages indicated are based on net assets of $576,634,238.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                             MARKET
                                             VALUE
                                             (U.S.       CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                          DOLLARS)       PRICE       DATE     APPRECIATION
----------------------------------------  ------------  -----------  --------  --------------
Swiss Francs............................   11,944,396       1.23274  12/19/96    $ 223,620
Swiss Francs............................    4,777,759       1.23335  12/19/96       87,040
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $17,032,815)..................   16,722,155                              310,660
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 2.90%.
  Total Open Forward Foreign Currency Contracts..............................    $ 310,660
                                                                               --------------
                                                                               --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (30.8%)
  Edison S.p.A. .............................................   ITLY          450,000   $  2,682,589         2.9
    ELECTRICAL & GAS UTILITIES
  Compania Boliviana de Energia Electrica{\/} ...............   BOL            62,300      2,632,175         2.9
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (Cemig) - ADR{\/} ....   BRZL           81,174      2,536,688         2.8
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. .....................   US             90,000      2,531,250         2.7
    ELECTRICAL & GAS UTILITIES
  IES Industries, Inc. ......................................   US             81,000      2,490,750         2.7
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electridad S.A. - ADR{\/} .............   SPN            40,000      2,460,000         2.7
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ...............   ASTRI          16,800      2,279,651         2.5
    ELECTRICAL & GAS UTILITIES
  Hub Power Co.-/- ..........................................   PAK         2,400,000      2,053,897         2.2
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. .................................................   IND                --             --         2.1
    ELECTRICAL & GAS UTILITIES
    GDR-/- {\/} .............................................   --             80,600      1,491,100          --
    Reg. S GDR-/- {\/} ......................................   --             24,400        451,400          --
  Capex S.A. ................................................   ARG           260,000      1,885,377         2.0
    ELECTRICAL & GAS UTILITIES
  Korea Electric Power Corp.: ...............................   KOR                --             --         1.7
    ELECTRICAL & GAS UTILITIES
    Common ..................................................   --             31,000        914,199          --
    ADR{\/} .................................................   --             38,000        684,000          --
  MetroGas S.A. - ADR{\/} ...................................   ARG           100,000        925,000         1.0
    ELECTRICAL & GAS UTILITIES
  AES China Generating Co., Ltd. "A"-/- .....................   US             54,100        723,588         0.8
    ELECTRICAL & GAS UTILITIES
  Hafslund ASA "A" ..........................................   NOR            80,800        633,467         0.7
    ELECTRICAL & GAS UTILITIES
  Edelnor S.A. "B" ..........................................   PERU          490,200        532,000         0.6
    ELECTRICAL & GAS UTILITIES
  Metzler Group, Inc.-/- ....................................   US             21,400        498,888         0.5
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          28,406,019
                                                                                        ------------
Services (27.2%)
  Mannesmann AG .............................................   GER             7,500      2,913,969         3.2
    WIRELESS COMMUNICATIONS
  Tranz Rail Holdings Ltd. - ADR-/- {\/} ....................   NZ            147,200      2,410,400         2.6
    TRANSPORTATION - ROAD & RAIL
  DDI Corp. .................................................   JPN               295      2,217,753         2.4
    WIRELESS COMMUNICATIONS
  Telefonica de Espana - ADR{\/} ............................   SPN            34,000      2,048,500         2.2
    TELEPHONE NETWORKS
  SPT Telecom-/- ............................................   CZCH           19,000      2,034,175         2.2
    TELEPHONE NETWORKS
  Hellenic Telecommunications - 144A{.} .....................   GREC          110,000      1,944,713         2.1
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

                                      F13

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Philippine Long Distance Telephone Co. - ADR{\/} ..........   PHIL           30,000   $  1,796,250         1.9
    TELEPHONE NETWORKS
  ABC Rail Products Corp.-/- ................................   US            115,100      1,740,888         1.9
    TRANSPORTATION - ROAD & RAIL
  Canadian National Railway Co.{\/} .........................   CAN            60,900      1,674,750         1.8
    TRANSPORTATION - ROAD & RAIL
  Paging Network, Inc.-/- ...................................   US             97,000      1,661,125         1.8
    WIRELESS COMMUNICATIONS
  PT Indonesia Satellite (Indosat) - ADR{\/} ................   INDO           40,000      1,205,000         1.3
    TELEPHONE - LONG DISTANCE
  Portugal Telecom S.A. - ADR{\/} ...........................   PORT           43,000      1,112,625         1.2
    TELEPHONE - REGIONAL/LOCAL
  CPT Telefonica Del Peru, S.A. - ADR{\/} ...................   PERU           40,900        843,563         0.9
    TELEPHONE NETWORKS
  Centennial Cellular Corp. "A"-/- ..........................   US             50,000        643,750         0.7
    WIRELESS COMMUNICATIONS
  Pakistan Telecommunications Co., Ltd.: ....................   PAK                --             --         0.7
    TELEPHONE NETWORKS
    GDR-/- {\/} .............................................   --              4,892        366,900          --
    New Voucher-/- ..........................................   --              2,800        226,348          --
  Korea Mobile Telecom ......................................   KOR               290        298,535         0.3
    WIRELESS COMMUNICATIONS
                                                                                        ------------
                                                                                          25,139,244
                                                                                        ------------
Materials/Basic Industry (17.2%)
  La Cementos Nacional, C.A. 144A - GDR{.} -/- {\/} .........   ECDR           15,060      3,027,060         3.3
    CEMENT
  Giant Cement Holding, Inc.-/- .............................   US            179,800      2,697,000         2.9
    CEMENT
  RMI Titanium Co.-/- .......................................   US            106,600      2,571,725         2.8
    METALS - NON-FERROUS
  Northwest Pipe Co.-/- .....................................   US            127,500      2,199,375         2.4
    METALS - STEEL
  PT Bakrie and Brothers ....................................   INDO        1,170,000      1,733,668         1.9
    BUILDING MATERIALS & COMPONENTS
  Hylsamex, S.A. de C.V. 144A - ADR{.} {\/} .................   MEX            75,000      1,612,500         1.7
    METALS - STEEL
  Cimpor-Cimentos de Portugal S.A. ..........................   PORT           45,900        965,100         1.0
    CEMENT
  Siam Cement Co., Ltd. - Foreign ...........................   THAI           28,000        957,866         1.0
    CEMENT
  HI Cement Corp.-/- ........................................   PHIL          439,000        135,514         0.2
    CEMENT
                                                                                        ------------
                                                                                          15,899,808
                                                                                        ------------
Capital Goods (12.9%)
  Tadiran Telecommunications Ltd.-/- {\/} ...................   ISRL          130,000      2,990,000         3.2
    TELECOM EQUIPMENT
  ABB AB "B" ................................................   SWDN           22,000      2,456,172         2.7
    ELECTRICAL PLANT/EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                                      F14

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (Continued)
  United Engineers Ltd. .....................................   MAL           270,000   $  2,137,767         2.3
    CONSTRUCTION
  Caterpillar, Inc. .........................................   US             30,000      2,058,750         2.2
    MACHINERY & ENGINEERING
  KCI Konecranes International-/- ...........................   FIN            42,660      1,148,596         1.3
    MACHINERY & ENGINEERING
  C & P Homes, Inc. .........................................   PHIL        1,497,300        684,739         0.7
    CONSTRUCTION
  Cheung Kong Infrastructure ................................   HK            264,000        491,690         0.5
    CONSTRUCTION
                                                                                        ------------
                                                                                          11,967,714
                                                                                        ------------
Technology (2.7%)
  DSP Communications, Inc. ..................................   US             65,900      2,504,200         2.7
                                                                                        ------------
    TELECOM TECHNOLOGY
Multi-Industry/Miscellaneous (1.6%)
  E.R.G. Ltd. ...............................................   AUSL        1,503,378      1,476,819         1.6
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $75,266,645) .................                             85,393,804        92.4
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%
   collateralized by $5,685,000 U.S. Treasury Bond, 7.875%
   due 11/15/07 (market value of collateral is $6,347,502,
   including accrued interest). (cost $6,217,958) ...........                              6,217,958         6.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $81,484,603) * ......................                             91,611,762        99.1
Other Assets and Liabilities ................................                                806,829         0.9
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 92,418,591       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $81,484,603 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  15,411,502
                 Unrealized depreciation:            (5,284,343)
                                                  -------------
                 Net unrealized appreciation:     $  10,127,159
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F15

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Argentina (ARG/ARS) ..................    3.0                           3.0
Australia (AUSL/AUD) .................    1.6                           1.6
Austria (ASTRI/ATS) ..................    2.5                           2.5
Bolivia (BOL/BOL) ....................    2.9                           2.9
Brazil (BRZL/BRL) ....................    2.8                           2.8
Canada (CAN/CAD) .....................    1.8                           1.8
Czech Republic (CZCH/CSK) ............    2.2                           2.2
Ecuador (ECDR/ECS) ...................    3.3                           3.3
Finland (FIN/FIM) ....................    1.3                           1.3
Germany (GER/DEM) ....................    3.2                           3.2
Greece (GREC/GRD) ....................    2.1                           2.1
Hong Kong (HK/HKD) ...................    0.5                           0.5
India (IND/INR) ......................    2.1                           2.1
Indonesia (INDO/IDR) .................    3.2                           3.2
Israel (ISRL/ILS) ....................    3.2                           3.2
Italy (ITLY/ITL) .....................    2.9                           2.9
Japan (JPN/JPY) ......................    2.4                           2.4
Korea (KOR/KRW) ......................    2.0                           2.0
Malaysia (MAL/MYR) ...................    2.3                           2.3
Mexico (MEX/MXN) .....................    1.7                           1.7
New Zealand (NZ/NZD) .................    2.6                           2.6
Norway (NOR/NOK) .....................    0.7                           0.7
Pakistan (PAK/PKR) ...................    2.9                           2.9
Peru (PERU/PES) ......................    1.5                           1.5
Philippines (PHIL/PHP) ...............    2.8                           2.8
Portugal (PORT/PTE) ..................    2.2                           2.2
Spain (SPN/ESP) ......................    4.9                           4.9
Sweden (SWDN/SEK) ....................    2.7                           2.7
Thailand (THAI/THB) ..................    1.0                           1.0
United States (US/USD) ...............   24.1         7.6              31.7
                                        ------      -----        ----------
Total  ...............................   92.4         7.6             100.0
                                        ------      -----        ----------
                                        ------      -----        ----------

--------------

{d}  Percentages indicated are based on net assets of $92,418,591.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                           MARKET VALUE    CONTRACT   DELIVERY   UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)     PRICE      DATE    APPRECIATION
----------------------------------------  --------------   ---------  --------  ------------
Deutsche Marks..........................    1,720,879        1.46900  11/29/96    $49,033
Japanese Yen............................      339,752      106.30000  11/12/96     23,748
Japanese Yen............................      291,769      110.00000  01/07/97      6,958
                                          --------------                        ------------
  Total Contracts to Sell (Receivable
   amount $2,432,139)...................    2,352,400                              79,739
                                          --------------                        ------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 2.55%.
  Total Open Forward Foreign Currency
   Contracts............................                                          $79,739
                                                                                ------------
                                                                                ------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F16

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (26.8%)
  Veritas DGC, Inc. .........................................   US                 --             --         5.6
    Common-/- ...............................................   --            158,200   $  3,243,100          --
    Common-/- {/\} ..........................................   --            157,200      3,048,557          --
  Rowan Cos., Inc.-/- .......................................   US            165,900      3,712,013         3.3
  Energy Ventures, Inc.-/- ..................................   US             81,300      3,577,200         3.2
  Western Atlas, Inc.-/- ....................................   US             49,900      3,461,813         3.1
  Global Marine, Inc.-/- ....................................   US            179,900      3,305,663         3.0
  Seacor Holdings, Inc.-/- ..................................   US             59,100      3,191,400         2.8
  Input/Output, Inc.-/- .....................................   US             84,700      2,519,825         2.3
  Tuboscope Vetco International Corp.-/- ....................   US            119,100      1,816,275         1.6
  Reading & Bates Corp.-/- ..................................   US             43,000      1,236,250         1.1
  Weatherford Enterra, Inc.-/- ..............................   US             32,300        936,700         0.8
                                                                                        ------------
                                                                                          30,048,796
                                                                                        ------------
Oil (25.8%)
  Ente Nazionale Idrocarburi (ENI) S.p.A. - ADR{\/} .........   ITLY          147,700      7,015,750         6.3
  Benton Oil & Gas Co.-/- ...................................   US            149,800      3,670,100         3.3
  Abacan Resource Corp.-/- ..................................   CAN           475,900      3,602,883         3.2
  Cooper Cameron Corp.-/- ...................................   US             53,200      3,398,150         3.0
  Rutherford-Moran Oil Corp.-/- .............................   US             91,600      2,725,100         2.4
  BJ Services Co.-/- ........................................   US             47,000      2,109,125         1.9
  Petroleum Securities Australia Ltd. .......................   AUSL               --             --         1.5
    Common-/- ...............................................   --            248,137      1,014,329          --
    ADR-/- {\/} .............................................   --             32,000        652,000          --
  Basic Petroleum International Ltd.-/- .....................   US             52,800      1,610,400         1.4
  Canadian 88 Energy Corp.-/- ...............................   CAN           346,200      1,471,873         1.3
  HarCor Energy, Inc.-/- ....................................   US            239,900      1,229,488         1.1
  Petroleo Brasileiro S.A. (Petrobras) Preferred-/- .........   BRZL        3,750,000        485,496         0.4
                                                                                        ------------
                                                                                          28,984,694
                                                                                        ------------
Gold (12.4%)
  Bre-X Minerals Ltd.-/- ....................................   CAN           191,700      3,202,864         2.9
  Greenstone Resources Ltd.-/- ..............................   CAN           219,400      2,781,980         2.5
  Meridian Gold, Inc.-/- ....................................   CAN           564,000      2,439,919         2.2
  Getchell Gold Corp.-/- ....................................   US             45,800      2,038,100         1.8
  Oryx Gold Holdings Ltd.-/- ................................   SAFR          824,300      1,300,879         1.2
  Asquith Resources, Inc.-/- ................................   CAN           487,400        908,854         0.8
  HJ Joel Mining Co., Ltd.-/- ...............................   SAFR          549,900        603,964         0.5
  Arian Resources Corp.-/-{\/} ..............................   CAN           200,000        290,000         0.3
  Arizona Star Resource Corp.-/- ............................   CAN            16,200         97,270         0.1
  Bema Gold Corp.-/- ........................................   CAN            10,900         65,447         0.1
  Bro-X Minerals Ltd.-/- ....................................   CAN            19,070         55,473          --
                                                                                        ------------
                                                                                          13,784,750
                                                                                        ------------
Gas Production & Distribution (11.8%)
  Atwood Oceanics, Inc.-/- ..................................   US             63,000      3,496,500         3.1
  Triton Energy Ltd.-/- .....................................   US             71,400      3,186,225         2.9

    The accompanying notes are an integral part of the financial statements.

                                      F17

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Gas Production & Distribution (Continued)
  Chesapeake Energy Corp.-/- ................................   US             54,600   $  3,180,450         2.8
  Enterprise Oil PLC ........................................   UK            247,700      2,242,842         2.0
  Falcon Drilling Co., Inc.-/- ..............................   US             33,000      1,167,375         1.0
                                                                                        ------------
                                                                                          13,273,392
                                                                                        ------------
Chemicals (4.7%)
  Monsanto Co. ..............................................   US             77,300      3,063,013         2.7
  Cytec Industries, Inc.-/- .................................   US             61,800      2,209,350         2.0
                                                                                        ------------
                                                                                           5,272,363
                                                                                        ------------
Metals - Steel (4.7%)
  UCAR International, Inc.-/- ...............................   US             70,900      2,773,963         2.5
  SGL Carbon AG .............................................   GER            22,100      2,489,791         2.2
                                                                                        ------------
                                                                                           5,263,754
                                                                                        ------------
Metals - Non-Ferrous (2.5%)
  PT Tambang Timah: .........................................   INDO               --             --         1.6
    144A GDR{.} {\/} ........................................   --             97,200      1,484,730          --
    Reg. S GDR{c} {\/} ......................................   --             20,000        305,500          --
  International Curator Resources Ltd.-/- ...................   CAN           100,000        950,996         0.9
                                                                                        ------------
                                                                                           2,741,226
                                                                                        ------------
Energy Sources (1.9%)
  Transocean Offshore, Inc.-/- ..............................   US             33,300      2,106,225         1.9
                                                                                        ------------
Misc. Materials & Commodities (1.6%)
  Aber Resources Ltd.-/- ....................................   CAN            88,200      1,374,938         1.2
  Yamana Resources, Inc.-/-{\/} .............................   US            162,400        442,127         0.4
                                                                                        ------------
                                                                                           1,817,065
                                                                                        ------------
Transportation - Shipping (1.1%)
  Trico Marine Services, Inc.-/- ............................   US             36,200      1,276,050         1.1
                                                                                        ------------
Miscellaneous (1.1%)
  Orogen Minerals Ltd. - 144A ADR{.} -/- {\/} ...............   AUSL           82,000      1,230,000         1.1
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $90,052,470) .................                            105,798,315        94.4
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Yamana Resources, Inc. Warrants, expire 12/31/98-/- .......   US             81,200         85,393         0.1
    MISC. MATERIALS & COMMODITIES
  Arian Resources Corp. Warrants, expire 3/29/97-/- {\/} ....   CAN           100,000             --          --
    GOLD
                                                                                        ------------       -----

TOTAL WARRANTS (cost $65,108) ...............................                                 85,393         0.1
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F18

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by $5,390,000 U.S. Treasury Bonds, 7.125%
   due 2/15/23 (market value of collateral is $5,692,896,
   including accrued interest). (cost $5,576,860) ...........                           $  5,576,860         5.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $95,694,438) * ......................                            111,460,568        99.5
Other Assets and Liabilities ................................                                518,655         0.5
                                                                                        ------------       -----

NET ASSETS ..................................................                           $111,979,223       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {/\}  Security is denominated in Canadian Dollars.
        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $96,324,663 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  16,474,023
                 Unrealized depreciation:            (1,338,118)
                                                  -------------
                 Net unrealized appreciation:     $  15,135,905
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY(COUNTRY CODE/CURRENCY CODE)     EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    2.6                                   2.6
Brazil (BRZL/BRL) ....................    0.4                                   0.4
Canada (CAN/CAD) .....................   15.5                                  15.5
Germany (GER/DEM) ....................    2.2                                   2.2
Indonesia (INDO/IDR) .................    1.6                                   1.6
Italy (ITLY/ITL) .....................    6.3                                   6.3
South Africa (SAFR/ZAR) ..............    1.7                                   1.7
United Kingdom (UK/GBP) ..............    2.0                                   2.0
United States (US/USD) ...............   62.1         0.1            5.5       67.7
                                        ------      -----          -----      -----
Total  ...............................   94.4         0.1            5.5      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $111,979,223.

    The accompanying notes are an integral part of the financial statements.

                                      F19

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                             MARKET
                                             VALUE
                                             (U.S.       CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                          DOLLARS)       PRICE       DATE     APPRECIATION
----------------------------------------  ------------  -----------  --------  --------------
Deutsche Marks..........................      529,501       1.46900  11/29/96    $  15,087
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $544,588).....................      529,501                               15,087
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 0.47%.
  Total Open Forward Foreign Currency
   Contracts............................                                         $  15,087
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                       GT GLOBAL TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Equipment (25.4%)
  L.M. Ericsson Telephone Co.: ............................   SWDN               --               --         4.0
    ADR ...................................................   --          2,327,300   $   64,291,657          --
    "B" Free ..............................................   --            871,200       23,619,465          --
  Newbridge Networks Corp.-/- {\/} ........................   CAN         2,664,800       84,274,300         3.8
  Nokia AB "A" ............................................   FIN         1,524,160       70,469,527         3.2
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,879,500       57,590,000         2.6
  Andrew Corp.-/- .........................................   US            647,350       31,558,313         1.4
  ICG Communications, Inc.-/- .............................   US          1,254,600       23,523,750         1.1
  ANTEC Corp.{::} -/- .....................................   US          2,162,300       23,109,581         1.0
  Mitel Corp.-/- {\/} .....................................   CAN         2,798,100       18,887,175         0.9
  Geotek Communications, Inc.-/- ..........................   US          2,471,100       18,224,363         0.8
  EchoStar Communications Corp. "A"-/- ....................   US            609,200       17,971,400         0.8
  DSC Communications Corp.-/- .............................   US          1,220,100       16,928,888         0.8
  Tekelec{::} -/- .........................................   US          1,084,100       15,990,475         0.7
  General Instrument Corp.-/- .............................   US            750,000       15,093,750         0.7
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          435,600       11,434,500         0.5
  Octel Communications Corp.-/- ...........................   US            704,600       11,185,525         0.5
  Champion Technology Holding Ltd. ........................   HK         73,439,163        9,688,419         0.4
  Gandalf Technologies, Inc.{::} -/- {\/} .................   CAN         2,800,000        9,625,000         0.4
  BroadBand Technologies, Inc.-/- .........................   US            492,300        8,799,863         0.4
  Spectrian Corp.{::} -/- .................................   US            792,500        7,925,000         0.4
  Scientific-Atlanta, Inc. ................................   US            537,700        7,796,650         0.4
  Allen Group, Inc.-/- ....................................   US            300,000        4,762,500         0.2
  Motorola, Inc. ..........................................   US            100,000        4,600,000         0.2
  Netas Telekomunik .......................................   TRKY       17,820,000        4,306,361         0.2
                                                                                      --------------
                                                                                         561,656,462
                                                                                      --------------
Wireless Communications (20.7%)
  DDI Corp. ...............................................   JPN            13,320      100,137,167         4.5
  Mannesmann AG ...........................................   GER           160,900       62,514,339         2.8
  Millicom International Cellular S.A.-/- {\/} ............   LUX         1,057,000       42,015,750         1.9
  Korea Mobile Telecommunications: ........................   KOR                --               --         1.4
    Common ................................................   --             16,940       17,438,538          --
    ADR{\/} ...............................................   --            990,000       12,375,000          --
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       27,054,920         1.2
  Nextel Communications, Inc. "A"-/- ......................   US          1,585,700       25,371,200         1.1
  Shinawatra Computer Co., Ltd. - Foreign .................   THAI        1,399,100       22,613,935         1.0
  Vodafone Group PLC ......................................   UK          5,795,000       22,393,630         1.0
  Telecom Italia Mobile S.p.A. - Di Risp ..................   ITLY       14,630,000       16,780,821         0.7
  United Communication Industry - Foreign .................   THAI        1,967,800       16,366,167         0.7
  Telephone and Data Systems, Inc. ........................   US            408,500       14,297,500         0.7
  Grupo Iusacell S.A. - "L" ADR-/- {\/} ...................   MEX         1,672,100       12,749,763         0.6
  Clearnet Communications, Inc. "A"-/- {\/} ...............   CAN           797,000       11,755,750         0.5
  International Engineering PLC - Foreign{::} .............   THAI        3,057,700       11,036,030         0.5
  Tele 2000 S.A.{::} -/- ..................................   PERU        7,043,222       10,919,724         0.5
  Olivetti Group-/- .......................................   ITLY       30,086,997        8,733,725         0.4
  WinStar Communications, Inc.-/- .........................   US            405,700        8,519,700         0.4

    The accompanying notes are an integral part of the financial statements.

                                      F21

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Wireless Communications (Continued)
  Western Wireless Corp. "A"-/- ...........................   US            479,000   $    7,903,500         0.4
  Intercel, Inc.-/- .......................................   US            365,000        6,113,750         0.3
  American Portable Telecom, Inc.-/- ......................   US            230,000        1,753,750         0.1
                                                                                      --------------
                                                                                         458,844,659
                                                                                      --------------
Telephone Networks (15.6%)
  SPT Telecom-/- ..........................................   CZCH          445,090       47,652,155         2.1
  Stet Societa' Finanziaria Telefonica S.p.A. - Di Risp ...   ITLY       16,820,000       44,909,248         2.0
  Nippon Telegraph & Telephone Corp. ......................   JPN             6,120       42,780,269         1.9
  Telefonica de Argentina S.A. "B" - ADR{\/} ..............   ARG         1,668,000       38,781,000         1.7
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR{\/} ................................................   BRZL          477,800       35,596,100         1.6
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         1.5
    Di Risp ...............................................   --         12,172,000       23,057,683          --
    Common ................................................   --          4,274,001        9,562,242          --
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .....   PAK           225,437       16,907,775         0.8
  Telecom Argentina S.A. - ADR{\/} ........................   ARG           432,200       16,315,550         0.7
  Hellenic Telecommunications - 144A{.} ...................   GREC          880,000       15,557,704         0.7
  TelecomAsia Corp. - Foreign-/- ..........................   THAI        6,622,652       12,730,873         0.6
  Atlantic Tele-Network, Inc.{::} -/- .....................   US            610,100       10,753,013         0.5
  PT Indonesia Satellite (Indosat) - ADR{\/} ..............   INDO          300,000        9,037,500         0.4
  CPT Telefonica De Peru - ADR{\/} ........................   PERU          414,000        8,538,750         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.4
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        4,530,000          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        3,310,000          --
  PLD Telekon, Inc.-/- {\/} ...............................   CAN           510,000        3,378,750         0.2
  Jasmine International Public Co., Ltd. - Foreign ........   THAI          560,400        1,538,956         0.1
                                                                                      --------------
                                                                                         344,937,568
                                                                                      --------------
Telephone - Regional/Local (5.9%)
  MFS Communications Co., Inc.-/- .........................   US          2,244,900      112,525,613         5.0
  Intermedia Communications of Florida, Inc.{::} -/- ......   US            593,900       19,004,800         0.9
                                                                                      --------------
                                                                                         131,530,413
                                                                                      --------------
Networking (5.5%)
  3Com Corp.-/- ...........................................   US          1,500,000      101,437,500         4.6
  Bay Networks, Inc.-/- ...................................   US          1,000,000       20,250,000         0.9
                                                                                      --------------
                                                                                         121,687,500
                                                                                      --------------
Broadcasting & Publishing (5.0%)
  Granada Group PLC .......................................   UK          1,500,000       21,562,805         1.0
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ..............   MEX           800,000       21,000,000         1.0
  Canal Plus ..............................................   FR             84,390       20,905,536         0.9
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000       16,779,572         0.8
  Time Warner, Inc. .......................................   US            283,200       10,549,200         0.5
  Home Shopping Network, Inc.-/- ..........................   US            800,600        8,106,075         0.4
  Tele-Communications Liberty Media Group, Inc. "A"-/- ....   US            231,800        5,968,850         0.3

    The accompanying notes are an integral part of the financial statements.

                                      F22

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Broadcasting & Publishing (Continued)
  International Broadcasting Corp., Ltd. - Foreign-/- .....   THAI        1,741,900   $    2,921,390         0.1
                                                                                      --------------
                                                                                         107,793,428
                                                                                      --------------
Cable Television (4.4%)
  Nynex CableComms Group: .................................   UK                 --               --         1.3
    Units-/- ..............................................   --         15,134,000       27,948,405          --
    ADR-/- {\/} ...........................................   --             98,900        1,818,833          --
  Comcast Corp. "A" .......................................   US          1,704,300       25,138,425         1.1
  International CableTel, Inc.-/- .........................   US            855,833       20,326,034         0.9
  Bell Cablemedia PLC - ADR-/- {\/} .......................   UK            963,300       15,653,625         0.7
  Comcast UK Cable Partners Ltd. "A"-/- ...................   US            415,000        5,239,375         0.2
  United International Holdings, Inc. "A"-/- ..............   US            373,000        4,569,250         0.2
                                                                                      --------------
                                                                                         100,693,947
                                                                                      --------------
Telecom Technology (3.3%)
  Kyushu-Matsushita Electric Co., Ltd. ....................   JPN         1,861,000       28,635,804         1.3
  Murata Manufacturing Co., Ltd. ..........................   JPN           881,000       28,351,886         1.3
  DSP Communications, Inc.{::} -/- ........................   US            408,200       15,511,600         0.7
                                                                                      --------------
                                                                                          72,499,290
                                                                                      --------------
Aerospace/Defense (2.1%)
  Orbital Sciences Corp.{::} -/- ..........................   US          2,163,500       45,433,500         2.1
                                                                                      --------------
Multi-Industry (1.8%)
  Grupo Carso, S.A. de C.V. "A1"-/- .......................   MEX         8,795,000       40,027,120         1.8
                                                                                      --------------
Semiconductors (1.6%)
  LSI Logic Corp.-/- ......................................   US          1,300,000       34,450,000         1.6
                                                                                      --------------
Consumer Electronics (1.4%)
  Amcol Holdings Ltd.(::) .................................   SING       10,644,000       14,209,132         0.6
  Three-Five Systems, Inc.{::} -/- ........................   US            749,000        9,268,875         0.4
  Sapura Telecommunications Bhd. ..........................   MAL         4,730,000        7,490,103         0.3
  Himachal Futuristic Communications Ltd. - 144A GDR{.} -/-
   {\/} ...................................................   IND         2,248,000        1,978,240         0.1
                                                                                      --------------
                                                                                          32,946,350
                                                                                      --------------
Telecom - Other (1.0%)
  Carso Global Telecom "A1"-/- ............................   MEX         8,975,683       21,823,668         1.0
                                                                                      --------------
Telephone - Long Distance (0.9%)
  Call-Net Enterprises, Inc.: .............................   CAN                --               --         0.9
    "B"-/- ................................................   --          1,036,700       10,825,539          --
    "A"-/- ................................................   --            519,400        5,617,439          --
    144A{.} -/- ...........................................   --            379,400        3,961,811          --
                                                                                      --------------
                                                                                          20,404,789
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                                      F23

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Industrial Components (0.8%)
  Oak Industries, Inc.-/- .................................   US            577,800   $   14,661,675         0.6
  PT Kabelindo Murni - Foreign{::} ........................   INDO        4,000,000        1,460,293         0.1
  PT Kabelmetal Indonesia - Local .........................   INDO        2,600,000        1,116,695         0.1
                                                                                      --------------
                                                                                          17,238,663
                                                                                      --------------
Automobiles (0.4%)
  Edaran Otomobil Nasional Bhd. ...........................   MAL           983,000        9,184,006         0.4
                                                                                      --------------
Other Financial (0.1%)
  Phatra Thanakit Co., Ltd. - Foreign .....................   THAI          619,500        2,296,695         0.1
                                                                                      --------------
Software (0.1%)
  Quarterdeck Corp.-/- ....................................   US            248,100        1,271,513         0.1
                                                                                      --------------
Retailers-Other (0.0%)
  Gran Cadena de Almacenes Colombianos S.A. ...............   COL            64,000           58,048          --
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $2,035,304,624) ............                            2,124,777,619        96.0
                                                                                      --------------       -----

                                                                         PRINCIPAL        VALUE          % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY     AMOUNT         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Structured Notes (1.1%)
  Russia (1.1%)
    Credit Suisse Synthetic Equity Medium Term Note, 3.25%
     due 4/29/97 (This is an equity linked note. The value
     of this note is linked to the underlying value of
     Rostelecom.)-/- ......................................   USD         7,000,000       25,854,500         1.1
                                                                                      --------------
Corporate Bonds (0.1%)
  Malaysia (0.1%)
    Sapura Telecommunications Bhd., Convertible Bond, 2%
     due 12/31/00 .........................................   MYR         3,547,500        1,249,911         0.1
                                                                                      --------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $8,399,408) ..........                               27,104,411         1.2
                                                                                      --------------       -----

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  American Satellite Network Warrants, expire 1/1/99
   (cost$0)-/- (::) .......................................   US             65,825               --          --
                                                                                      --------------       -----
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                                      F24

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENT                                                                     (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55%, collateralized by $14,665,000 U.S. Treasury
   Bonds, 7.125% due 2/15/23 (market value of collateral is
   $15,489,113, including accrued interest). (cost
   $15,183,346) ...........................................                           $   15,183,346         0.7
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $2,058,887,378) * .................                            2,167,065,376        97.9
Other Assets and Liabilities ..............................                               45,961,289         2.1
                                                                                      --------------       -----

NET ASSETS ................................................                           $2,213,026,665       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {::}  See Note 6 of Notes to Financial Statements.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       (::) Valued in good faith at fair value using procedures approved by the board of directors (See Note 1 of Notes to Financial Statements).
        (.) Restricted securities. At October 31, 1996, the Fund owned the following restricted securities constituting 0.4% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on restricted securities are as follows:

                                                                                                       VALUE
                                                                                         ACQUISITION    PER
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST       SHARE
             -----------------------------------------------  -----------------  ------  -----------   ------
             Russian Telecommunications Development
              Corporation:
               Non-voting...................................      12/22/93       453,000 $ 4,530,000   $10.00
               Voting.......................................      12/22/93       331,000   3,310,000   10.00

          * For Federal income tax purposes, cost is $2,061,952,105 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 477,822,867
                 Unrealized depreciation:          (372,709,596)
                                                  -------------
                 Net unrealized appreciation:     $ 105,113,271
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F25

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                                    PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------------------------
                                                    FIXED INCOME,
                                                      RIGHTS &       SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)     EQUITY       WARRANTS         & OTHER        TOTAL
--------------------------------------  ---------   -------------   -------------   ---------
Argentina (ARG/ARS) ..................    2.4                                             2.4
Brazil (BRZL/BRL) ....................    1.6                                             1.6
Canada (CAN/CAD) .....................    6.7                                             6.7
Czech Republic (CZCH/CSK) ............    2.1                                             2.1
Finland (FIN/FIM) ....................    3.2                                             3.2
France (FR/FRF) ......................    0.9                                             0.9
Germany (GER/DEM) ....................    2.8                                             2.8
Greece (GREC/GRD) ....................    0.7                                             0.7
Hong Kong (HK/HKD) ...................    0.4                                             0.4
India (IND/INR) ......................    0.1                                             0.1
Indonesia (INDO/IDR) .................    0.6                                             0.6
Israel (ISRL/ILS) ....................    3.1                                             3.1
Italy (ITLY/ITL) .....................    4.6                                             4.6
Japan (JPN/JPY) ......................    9.0                                             9.0
Korea (KOR/KRW) ......................    1.4                                             1.4
Luxembourg (LUX/LUF) .................    1.9                                             1.9
Malaysia (MAL/MYR) ...................    1.5             0.1                             1.6
Mexico (MEX/MXN) .....................    4.4                                             4.4
Pakistan (PAK/PKR) ...................    0.8                                             0.8
Peru (PERU/PES) ......................    0.9                                             0.9
Russia (RUS/SUR) .....................    0.4             1.1                             1.5
Singapore (SING/SGD) .................    0.6                                             0.6
Sweden (SWDN/SEK) ....................    4.0                                             4.0
Thailand (THAI/THB) ..................    4.3                                             4.3
Turkey (TRKY/TRL) ....................    0.2                                             0.2
United Kingdom (UK/GBP) ..............    4.0                                             4.0
United States (US/USD) ...............   33.4                             2.8            36.2
                                        ---------       -----           -----       ---------
Total  ...............................   96.0             1.2             2.8           100.0
                                        ---------       -----           -----       ---------
                                        ---------       -----           -----       ---------

--------------

{d}  Percentages indicated are based on net assets of $2,213,026,665.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                          MARKET VALUE
                                             (U.S.       CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO BUY:                           DOLLARS)       PRICE       DATE     APPRECIATION
----------------------------------------  ------------  -----------  --------  --------------
French Francs                                1,370,120      5.14010  11/19/96    $   8,279
                                          ------------                         --------------
  Total Contracts to Buy (Payable amount
   $1,361,841)..........................     1,370,120                               8,279
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.06%.

CONTRACTS TO SELL:
----------------------------------------
Deutsche Marks..........................    36,403,205      1.46900  11/29/96    1,037,231
French Francs...........................    15,658,510      5.05905  11/19/96      154,736
Japanese Yen............................    14,261,848    106.41100  11/12/96      980,937
Japanese Yen............................    31,759,430    106.41100  11/12/96    2,184,429
Japanese Yen............................     2,229,844    110.00000   1/07/97       53,174
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $104,723,144).................   100,312,837                           4,410,507
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 4.53%.
  Total Open Forward Foreign Currency Contracts, Net.........................    $4,418,786
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                      GT GLOBAL
                                                    -----------------------------------------------------------------------------
                                                       CONSUMER                                                        NATURAL
                                                     PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                                    SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                                     CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                                       (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                                    --------------   --------------   ------------  --------------   ------------
Assets:
  Investments in securities: (Note 1)
    At identified cost............................   $156,514,774     $14,381,272     $437,287,782   $ 75,266,645    $ 90,117,578
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
    At value......................................   $165,777,735     $15,772,784     $499,429,367   $ 85,393,804    $105,883,708
  Repurchase agreement, at value and cost (Note
   1).............................................     10,575,630         523,081       65,289,064      6,217,958       5,576,860
  U.S. currency...................................            589             559              807            613             610
  Foreign currencies (cost $229, $367,172,
   $30,826, $87,210, $0, and $4,844,257,
   respectively)..................................            244         370,106           30,766         85,042              --
  Dividends and dividend withholding tax reclaims
   receivable.....................................         54,386          18,230          151,779         56,171           2,230
  Interest receivable.............................             --              --               --             --              --
  Receivable for forward foreign currency
   contracts -- closed (Note 1)...................          1,301              --            7,862             --              --
  Receivable for Fund shares sold.................      2,751,357         930,632       26,125,858        675,763       2,205,515
  Receivable for open forward foreign currency
   contracts, net (Note 1)........................             --              --          310,660         79,739          15,087
  Receivable for securities sold..................        160,000         313,698        5,341,038        447,146       4,361,795
  Unamortized organizational costs (Note 1).......         32,564          32,566               --         26,580          26,525
  Miscellaneous receivable........................             --              --           12,890             --              --
  Cash held as collateral for securities loaned
   (Note 1).......................................     10,659,295         805,810       21,329,702      7,455,555       3,777,600
                                                    --------------   --------------   ------------  --------------   ------------
    Total assets..................................    190,013,101      18,767,466      618,029,793    100,438,371     121,849,930
                                                    --------------   --------------   ------------  --------------   ------------
Liabilities:
  Due to custodian................................             --              --               --             --           8,709
  Payable for custodian fees (Note 1).............          2,063             272            6,150          9,020           5,312
  Payable for Directors' and Trustees' fees and
   expenses
   (Note 2).......................................          6,279           6,378            7,119          9,488           6,401
  Payable for fund accounting fees (Note 2).......          3,495             322           11,566          1,882           2,093
  Payable for Fund shares repurchased (Note 2)....        517,537         102,280          895,196        103,995       2,118,238
  Payable for investment management and
   administration fees (Note 2)...................        138,354           2,560          471,859         77,016          84,624
  Payable for printing and postage expenses.......         32,438          18,382          103,881         46,232          34,516
  Payable for professional fees...................         49,782          38,114           61,605         52,463          45,047
  Payable for registration and filing fees........          2,715           7,444           16,637          4,674           4,491
  Payable for securities purchased................      6,154,529         501,995       18,051,876        164,460       3,692,099
  Payable for service and distribution expenses
   (Note 2).......................................        103,066          10,634          288,857         62,404          63,963
  Payable for transfer agent fees (Note 2)........         46,516           4,998          137,193         27,203          19,697
  Other accrued expenses..........................         46,125           8,519           13,914          5,288           7,817
  Collateral for securities loaned (Note 1).......     10,659,295         805,810       21,329,702      7,455,555       3,777,600
                                                    --------------   --------------   ------------  --------------   ------------
    Total liabilities.............................     17,762,194       1,507,708       41,395,555      8,019,680       9,870,607
  Minority interest (Notes 1 & 2).................            100             100               --            100             100
                                                    --------------   --------------   ------------  --------------   ------------
Net assets........................................   $172,250,807     $17,259,658     $576,634,238   $ 92,418,591    $111,979,223
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------


                                                       TELECOM-
                                                     MUNICATIONS
                                                         FUND
                                                    --------------
Assets:
  Investments in securities: (Note 1)
    At identified cost............................  $2,043,704,032
                                                    --------------
                                                    --------------
    At value......................................  $2,151,882,030
  Repurchase agreement, at value and cost (Note
   1).............................................      15,183,346
  U.S. currency...................................             274
  Foreign currencies (cost $229, $367,172,
   $30,826, $87,210, $0, and $4,844,257,
   respectively)..................................       4,826,005
  Dividends and dividend withholding tax reclaims
   receivable.....................................         665,209
  Interest receivable.............................         139,474
  Receivable for forward foreign currency
   contracts -- closed (Note 1)...................              --
  Receivable for Fund shares sold.................      53,176,602
  Receivable for open forward foreign currency
   contracts, net (Note 1)........................       4,418,786
  Receivable for securities sold..................       7,959,285
  Unamortized organizational costs (Note 1).......              --
  Miscellaneous receivable........................           8,542
  Cash held as collateral for securities loaned
   (Note 1).......................................     222,733,129
                                                    --------------
    Total assets..................................   2,460,992,682
                                                    --------------
Liabilities:
  Due to custodian................................              --
  Payable for custodian fees (Note 1).............          11,725
  Payable for Directors' and Trustees' fees and
   expenses
   (Note 2).......................................           3,702
  Payable for fund accounting fees (Note 2).......          45,056
  Payable for Fund shares repurchased (Note 2)....      18,334,671
  Payable for investment management and
   administration fees (Note 2)...................       1,813,363
  Payable for printing and postage expenses.......         392,798
  Payable for professional fees...................          51,371
  Payable for registration and filing fees........          17,038
  Payable for securities purchased................       2,479,350
  Payable for service and distribution expenses
   (Note 2).......................................       1,421,742
  Payable for transfer agent fees (Note 2)........         638,786
  Other accrued expenses..........................          23,286
  Collateral for securities loaned (Note 1).......     222,733,129
                                                    --------------
    Total liabilities.............................     247,966,017
  Minority interest (Notes 1 & 2).................              --
                                                    --------------
Net assets........................................  $2,213,026,665
                                                    --------------
                                                    --------------

                                      F27

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                      GT GLOBAL
                                                    -----------------------------------------------------------------------------
                                                       CONSUMER                                                        NATURAL
                                                     PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                                    SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                                     CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                                       (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                                    --------------   --------------   ------------  --------------   ------------
Class A:
  Net assets......................................   $ 76,899,940     $ 7,301,731     $467,860,558   $ 38,397,219    $ 48,728,791
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Shares outstanding..............................      3,665,880         514,137       19,822,541      2,663,494       2,795,302
  Net asset value and redemption price per
   share..........................................   $      20.98     $     14.20     $      23.60   $      14.42    $      17.43
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Maximum offering price per share (100/95.25 of
   Class A net asset value) *.....................   $      22.03     $     14.91     $      24.78   $      15.14    $      18.30
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
Class B:+
  Net assets......................................   $ 87,904,447     $ 9,886,172     $107,622,082   $ 53,677,528    $ 57,748,785
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Shares outstanding..............................      4,229,101         702,892        4,649,095      3,768,398       3,340,490
  Net asset value and offering price per share....   $      20.79     $     14.06     $      23.15   $      14.24    $      17.29
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
Advisor Class:
  Net assets......................................   $  7,446,420     $    71,755     $  1,151,688   $    343,844    $  5,501,647
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Shares outstanding..............................        352,047           5,031           48,446         23,685         314,997
  Net asset value, offering price per share, and
   redemption price per share.....................   $      21.15     $     14.26     $      23.77   $      14.52    $      17.47
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
Net assets consist of:
  Paid in capital (Note 4)........................   $155,328,612     $14,559,393     $472,931,662   $ 77,651,961    $ 92,455,436
  Undistributed net investment income.............             --              --               --             --              --
  Accumulated net realized gain on investments and
   foreign currency transactions..................      7,659,347       1,301,123       41,248,577      4,567,246       3,740,782
  Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.............................           (113)          7,630          312,414         72,225          16,875
  Net unrealized appreciation of investments......      9,262,961       1,391,512       62,141,585     10,127,159      15,766,130
                                                    --------------   --------------   ------------  --------------   ------------
Total -- representing net assets applicable to
 capital shares outstanding.......................   $172,250,807     $17,259,658     $576,634,238   $ 92,418,591    $111,979,223
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------


                                                       TELECOM-
                                                     MUNICATIONS
                                                         FUND
                                                    --------------
Class A:
  Net assets......................................  $1,204,427,814
                                                    --------------
                                                    --------------
  Shares outstanding..............................      72,150,592
  Net asset value and redemption price per
   share..........................................  $        16.69
                                                    --------------
                                                    --------------
  Maximum offering price per share (100/95.25 of
   Class A net asset value) *.....................  $        17.52
                                                    --------------
                                                    --------------
Class B:+
  Net assets......................................  $1,007,654,047
                                                    --------------
                                                    --------------
  Shares outstanding..............................      61,550,681
  Net asset value and offering price per share....  $        16.37
                                                    --------------
                                                    --------------
Advisor Class:
  Net assets......................................  $      944,804
                                                    --------------
                                                    --------------
  Shares outstanding..............................          56,192
  Net asset value, offering price per share, and
   redemption price per share.....................  $        16.81
                                                    --------------
                                                    --------------
Net assets consist of:
  Paid in capital (Note 4)........................  $1,928,891,755
  Undistributed net investment income.............           5,534
  Accumulated net realized gain on investments and
   foreign currency transactions..................     171,566,775
  Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.............................       4,384,603
  Net unrealized appreciation of investments......     108,177,998
                                                    --------------
Total -- representing net assets applicable to
 capital shares outstanding.......................  $2,213,026,665
                                                    --------------
                                                    --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F28

                             GT GLOBAL THEME FUNDS

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

                                                                                       GT GLOBAL
                                                     -----------------------------------------------------------------------------
                                                        CONSUMER                                                        NATURAL
                                                      PRODUCTS AND      FINANCIAL         HEALTH     INFRASTRUCTURE    RESOURCES
                                                     SERVICES FUND-   SERVICES FUND-       CARE          FUND-           FUND-
                                                      CONSOLIDATED     CONSOLIDATED        FUND       CONSOLIDATED    CONSOLIDATED
                                                     --------------   --------------   ------------  --------------   ------------
Investment income:
  Dividend income (net of foreign withholding tax
   of $6,469, $14,755, $180,801, $121,927, $14,864,
   and $1,982,953, respectively)...................   $   359,427       $  298,448     $  4,282,409   $ 1,455,213     $   279,542
  Interest income..................................       286,745           82,401        1,726,617       249,111         103,047
  Other income.....................................            --               --          137,615            --              --
                                                     --------------   --------------   ------------  --------------   ------------
    Total investment income........................       646,172          380,849        6,146,641     1,704,324         382,589
                                                     --------------   --------------   ------------  --------------   ------------
Expenses:
  Investment management and administration fees
   (Note 2)........................................       570,263          134,856        5,495,494       854,191         573,359
  Amortization of organization costs (Note 1)......        10,329           12,656               --        10,328          10,329
  Audit fees.......................................        43,914           50,836           67,326        59,469          60,546
  Custodian Fees (Note 1)..........................        54,316            9,966          105,999        90,835          42,780
  Directors' and Trustees' fees and expenses (Note
   2)..............................................        10,248           18,836           19,532        16,836          19,336
  Fund accounting fees (Note 2)....................        14,778            3,493          141,582        21,910          14,761
  Insurance expenses...............................            --               --            4,691         2,912              --
  Legal fees.......................................        27,084           22,744           23,816        26,626          26,268
  Printing and postage expenses....................        72,698           42,822          181,817        69,906          57,462
  Registration and filing fees.....................        43,398           38,908          109,174        41,516          37,568
  Service and distribution expenses: (Note 2)
    Class A........................................       144,407           31,297        2,335,519       177,035         139,991
    Class B........................................       285,201           76,454          969,596       518,147         296,729
  Transfer agent fees (Note 2).....................       234,686           53,854        1,414,082       323,010         212,761
  Other expenses...................................         4,241           14,142            3,875        12,156           7,917
                                                     --------------   --------------   ------------  --------------   ------------
    Total expenses before reductions...............     1,515,563          510,864       10,872,503     2,224,877       1,499,807
                                                     --------------   --------------   ------------  --------------   ------------
      Expenses reimbursed by Chancellor LGT Asset
       Management, Inc. (Note 2)...................            --         (138,132)              --            --              --
      Expense reductions (Notes 1 & 5).............       (62,446)         (10,706)        (217,027)      (98,566)        (61,692)
                                                     --------------   --------------   ------------  --------------   ------------
    Total net expenses.............................     1,453,117          362,026       10,655,476     2,126,311       1,438,115
                                                     --------------   --------------   ------------  --------------   ------------
Net investment income (loss).......................      (806,945)          18,823       (4,508,835)     (421,987)     (1,055,526)
                                                     --------------   --------------   ------------  --------------   ------------
Net realized and unrealized gain on investments and
  foreign currencies: (Note 1)
  Net realized gain on investments.................     8,408,399        1,705,569      174,045,838     4,996,832       7,289,530
  Net realized gain on foreign currency
   transactions....................................        64,343           58,811        2,843,700       311,306          27,175
                                                     --------------   --------------   ------------  --------------   ------------
    Net realized gain during the year..............     8,472,742        1,764,380      176,889,538     5,308,138       7,316,705
                                                     --------------   --------------   ------------  --------------   ------------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies...............        (7,034)          (6,352)        (547,070)      (86,155)         65,378
  Net change in unrealized appreciation
   (depreciation) of
   investments.....................................     8,880,649          615,083      (53,392,951)    9,582,726      14,910,009
                                                     --------------   --------------   ------------  --------------   ------------
    Net unrealized appreciation (depreciation)
     during the period.............................     8,873,615          608,731      (53,940,021)    9,496,571      14,975,387
                                                     --------------   --------------   ------------  --------------   ------------
Net realized and unrealized gain on investments and
 foreign currencies................................    17,346,357        2,373,111      122,949,517    14,804,709      22,292,092
                                                     --------------   --------------   ------------  --------------   ------------
Net increase in net assets resulting from
 operations........................................   $16,539,412       $2,391,934     $118,440,682   $14,382,722     $21,236,566
                                                     --------------   --------------   ------------  --------------   ------------
                                                     --------------   --------------   ------------  --------------   ------------


                                                       TELECOM-
                                                     MUNICATIONS
                                                         FUND
                                                     ------------
Investment income:
  Dividend income (net of foreign withholding tax
   of $6,469, $14,755, $180,801, $121,927, $14,864,
   and $1,982,953, respectively)...................  $ 20,581,055
  Interest income..................................     1,720,560
  Other income.....................................            --
                                                     ------------
    Total investment income........................    22,301,615
                                                     ------------
Expenses:
  Investment management and administration fees
   (Note 2)........................................    23,119,601
  Amortization of organization costs (Note 1)......        12,074
  Audit fees.......................................        67,129
  Custodian Fees (Note 1)..........................     1,025,576
  Directors' and Trustees' fees and expenses (Note
   2)..............................................        23,176
  Fund accounting fees (Note 2)....................       621,480
  Insurance expenses...............................            --
  Legal fees.......................................        24,222
  Printing and postage expenses....................       491,519
  Registration and filing fees.....................       102,132
  Service and distribution expenses: (Note 2)
    Class A........................................     6,774,499
    Class B........................................    11,294,711
  Transfer agent fees (Note 2).....................     6,517,937
  Other expenses...................................        70,269
                                                     ------------
    Total expenses before reductions...............    50,144,325
                                                     ------------
      Expenses reimbursed by Chancellor LGT Asset
       Management, Inc. (Note 2)...................            --
      Expense reductions (Notes 1 & 5).............    (1,344,233)
                                                     ------------
    Total net expenses.............................    48,800,092
                                                     ------------
Net investment income (loss).......................   (26,498,477)
                                                     ------------
Net realized and unrealized gain on investments and
  foreign currencies: (Note 1)
  Net realized gain on investments.................   186,997,632
  Net realized gain on foreign currency
   transactions....................................    43,492,161
                                                     ------------
    Net realized gain during the year..............   230,489,793
                                                     ------------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies...............   (21,852,465)
  Net change in unrealized appreciation
   (depreciation) of
   investments.....................................    (5,766,662)
                                                     ------------
    Net unrealized appreciation (depreciation)
     during the period.............................   (27,619,127)
                                                     ------------
Net realized and unrealized gain on investments and
 foreign currencies................................   202,870,666
                                                     ------------
Net increase in net assets resulting from
 operations........................................  $176,372,189
                                                     ------------
                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                                      F29

                             GT GLOBAL THEME FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                GT GLOBAL
                                      --------------------------------------------------------------
                                             CONSUMER PRODUCTS
                                                AND SERVICES
                                             FUND-CONSOLIDATED
                                      --------------------------------
                                                       DECEMBER 30,          FINANCIAL SERVICES
                                                           1994               FUND-CONSOLIDATED
                                                       (COMMENCEMENT     ---------------------------
                                       YEAR ENDED    OF OPERATIONS) TO    YEAR ENDED     YEAR ENDED
                                       OCTOBER 31,      OCTOBER 31,       OCTOBER 31,   OCTOBER 31,
                                          1996             1995              1996           1995
                                      -------------  -----------------   -------------  ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $    (806,945)   $      1,159      $      18,823  $     93,158
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................      8,472,742         395,974          1,764,380      (438,738)
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................         (7,034)          6,921             (6,352)       13,973
  Net change in unrealized
   appreciation (depreciation) of
   investments......................      8,880,649         382,312            615,083       743,739
                                      -------------  -----------------   -------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................     16,539,412         786,366          2,391,934       412,132
                                      -------------  -----------------   -------------  ------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........             --              --            (56,390)           --
  From net realized gain on
   investments......................       (217,050)             --             (8,739)           --
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........             --              --            (37,999)           --
  From net realized gain on
   investments......................       (180,431)             --             (7,991)           --
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........             --              --               (377)           --
  From net realized gain on
   investments......................         (5,969)             --                (43)           --
                                      -------------  -----------------   -------------  ------------
    Total distributions.............       (403,450)             --           (111,539)           --
                                      -------------  -----------------   -------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................    241,650,741       7,649,630         19,900,814    10,643,479
  Decrease from capital shares
   repurchased......................    (92,740,871)     (1,331,021)       (15,187,336)   (6,199,828)
                                      -------------  -----------------   -------------  ------------
    Net increase (decrease) from
     capital share transactions.....    148,909,870       6,318,609          4,713,478     4,443,651
                                      -------------  -----------------   -------------  ------------
Total increase (decrease) in net
 assets.............................    165,045,832       7,104,975          6,993,873     4,855,783
Net assets:
  Beginning of year.................      7,204,975         100,000         10,265,785     5,410,002
                                      -------------  -----------------   -------------  ------------
  End of year.......................  $ 172,250,807*   $  7,204,975*     $  17,259,658* $ 10,265,785*
                                      -------------  -----------------   -------------  ------------
                                      -------------  -----------------   -------------  ------------
 * Includes undistributed investment
   income...........................  $          --    $    397,133      $          --  $     86,274
                                      -------------  -----------------   -------------  ------------
                                      -------------  -----------------   -------------  ------------


                                                 HEALTH CARE
                                                     FUND
                                      ----------------------------------
                                         YEAR ENDED        YEAR ENDED
                                        OCTOBER 31,       OCTOBER 31,
                                            1996              1995
                                      ----------------  ----------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $     (4,508,835) $     (3,529,866)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................       176,889,538        67,043,506
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................          (547,070)          961,568
  Net change in unrealized
   appreciation (depreciation) of
   investments......................       (53,392,951)       19,234,934
                                      ----------------  ----------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................       118,440,682        83,710,142
                                      ----------------  ----------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................       (54,405,334)      (27,521,553)
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................        (9,956,648)       (2,846,079)
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................           (69,184)               --
                                      ----------------  ----------------
    Total distributions.............       (64,431,166)      (30,367,632)
                                      ----------------  ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................     2,138,295,778     1,635,173,338
  Decrease from capital shares
   repurchased......................    (2,113,330,083)   (1,668,897,114)
                                      ----------------  ----------------
    Net increase (decrease) from
     capital share transactions.....        24,965,695       (33,723,776)
                                      ----------------  ----------------
Total increase (decrease) in net
 assets.............................        78,975,211        19,618,734
Net assets:
  Beginning of year.................       497,659,027       478,040,293
                                      ----------------  ----------------
  End of year.......................  $    576,634,238* $    497,659,027*
                                      ----------------  ----------------
                                      ----------------  ----------------
 * Includes undistributed investment
   income...........................  $             --  $             --
                                      ----------------  ----------------
                                      ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.
                                      F30

                             GT GLOBAL THEME FUNDS

                                                               GT GLOBAL
                                      -----------------------------------------------------------
                                             INFRASTRUCTURE               NATURAL RESOURCES
                                           FUND-CONSOLIDATED              FUND-CONSOLIDATED
                                      ----------------------------  -----------------------------
                                       YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                       OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                          1996           1995            1996           1995
                                      -------------  -------------  --------------  -------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $    (421,987) $    (507,328) $   (1,055,526) $      48,118
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................      5,308,138        (58,363)      7,316,705     (2,391,427)
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................        (86,155)       157,236          65,378        (43,764)
  Net change in unrealized
   appreciation (depreciation) of
   investments......................      9,582,726       (565,235)     14,910,009        177,530
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................     14,382,722       (973,690)     21,236,566     (2,209,543)
                                      -------------  -------------  --------------  -------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........             --             --         (46,497)       (36,529)
  From net realized gain on
   investments......................             --             --          (9,643)            --
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........             --             --              --        (30,368)
  From net realized gain on
   investments......................             --             --         (10,136)            --
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........             --             --            (853)            --
  From net realized gain on
   investments......................             --             --             (69)            --
                                      -------------  -------------  --------------  -------------
    Total distributions.............             --             --         (67,198)       (66,897)
                                      -------------  -------------  --------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................     42,853,853     69,579,771     219,606,793     38,611,615
  Decrease from capital shares
   repurchased......................    (51,456,466)   (36,537,085)   (155,468,156)   (37,864,366)
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) from
     capital share transactions.....     (8,602,613)    33,042,686      64,138,637        747,249
                                      -------------  -------------  --------------  -------------
Total increase (decrease) in net
 assets.............................      5,780,109     32,068,996      85,308,005     (1,529,191)
Net assets:
  Beginning of year.................     86,638,482     54,569,486      26,671,218     28,200,409
                                      -------------  -------------  --------------  -------------
  End of year.......................  $  92,418,591* $  86,638,482* $  111,979,223* $  26,671,218*
                                      -------------  -------------  --------------  -------------
                                      -------------  -------------  --------------  -------------
 * Includes undistributed investment
   income...........................  $          --  $           0  $           --  $      47,438
                                      -------------  -------------  --------------  -------------
                                      -------------  -------------  --------------  -------------


                                              TELECOMMUNICATIONS
                                                     FUND
                                      ----------------------------------
                                         YEAR ENDED        YEAR ENDED
                                        OCTOBER 31,       OCTOBER 31,
                                            1996              1995
                                      ----------------  ----------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $    (26,498,477) $    (18,253,687)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................       230,489,793       112,281,604
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................       (21,852,465)       20,055,808
  Net change in unrealized
   appreciation (depreciation) of
   investments......................        (5,766,662)     (203,028,268)
                                      ----------------  ----------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................       176,372,189       (88,944,543)
                                      ----------------  ----------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................       (64,901,484)      (78,594,102)
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................       (54,643,650)      (58,563,435)
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................           (33,321)               --
                                      ----------------  ----------------
    Total distributions.............      (119,578,455)     (137,157,537)
                                      ----------------  ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................     3,156,330,159     1,799,851,047
  Decrease from capital shares
   repurchased......................    (3,466,020,319)   (1,936,308,797)
                                      ----------------  ----------------
    Net increase (decrease) from
     capital share transactions.....      (309,690,160)     (136,457,750)
                                      ----------------  ----------------
Total increase (decrease) in net
 assets.............................      (252,896,426)     (362,559,830)
Net assets:
  Beginning of year.................     2,465,923,091     2,828,482,921
                                      ----------------  ----------------
  End of year.......................  $  2,213,026,665* $  2,465,923,091*
                                      ----------------  ----------------
                                      ----------------  ----------------
 * Includes undistributed investment
   income...........................  $          5,534  $              0
                                      ----------------  ----------------
                                      ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.
                                      F31

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    CONSUMER PRODUCTS AND SERVICES FUND
                                     -----------------------------------------------------------------
                                                 CLASS A                           CLASS B
                                     -------------------------------   -------------------------------
                                                   DECEMBER 30, 1994                 DECEMBER 30, 1994
                                        YEAR         (COMMENCEMENT        YEAR         (COMMENCEMENT
                                        ENDED       OF OPERATIONS)        ENDED       OF OPERATIONS)
                                     OCTOBER 31,    TO OCTOBER 31,     OCTOBER 31,    TO OCTOBER 31,
                                       1996+++          1995+++          1996+++          1995+++
                                     -----------   -----------------   -----------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................   $ 14.59           $11.43          $ 14.53           $11.43
                                     -----------      --------         -----------      --------
Income from investment operations:
  Net investment income (loss).....     (0.22) *          0.02* *         (0.31) *         (0.04) * *
  Net realized and unrealized gain
   on investments..................      7.13             3.14             7.09             3.14
                                     -----------      --------         -----------      --------
    Net increase from investment
     operations....................      6.91             3.16             6.78             3.10
                                     -----------      --------         -----------      --------
Distributions to shareholders:
  From net realized gain on
   investments.....................     (0.52)              --            (0.52)              --
                                     -----------      --------         -----------      --------
    Total distributions............     (0.52)              --            (0.52)              --
                                     -----------      --------         -----------      --------
Net asset value, end of period.....   $ 20.98           $14.59          $ 20.79           $14.53
                                     -----------      --------         -----------      --------
                                     -----------      --------         -----------      --------

Total investment return (c)........     48.82%           27.65% (b)       48.11%           27.12% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................   $76,900           $4,082          $87,904           $2,959
Ratio of net investment income to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................     (1.14)%           0.20% (a)       (1.64)%          (0.30)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........     (1.24)%         (11.11)% (a)      (1.74)%         (11.61)% (a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................      2.24%            2.32% (a)        2.74%            2.82% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........      2.34%           13.63% (a)        2.84%           14.13% (a)
Portfolio turnover rate++..........       169%             240% (a)         169%             240% (a)
Average commission rate per share
 paid on portfolio
 transactions++....................   $0.0545              N/A          $0.0545              N/A


                                           ADVISOR CLASS+
                                     --------------------------
                                        YEAR       JUNE 1, 1995
                                        ENDED           TO
                                     OCTOBER 31,   OCTOBER 31,
                                       1996+++       1995+++
                                     -----------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................   $ 14.64        $11.84
                                     -----------   ------------
Income from investment operations:
  Net investment income (loss).....     (0.13) *       0.04* *
  Net realized and unrealized gain
   on investments..................      7.16          2.76
                                     -----------   ------------
    Net increase from investment
     operations....................      7.03          2.80
                                     -----------   ------------
Distributions to shareholders:
  From net realized gain on
   investments.....................     (0.52)           --
                                     -----------   ------------
    Total distributions............     (0.52)           --
                                     -----------   ------------
Net asset value, end of period.....   $ 21.15        $14.64
                                     -----------   ------------
                                     -----------   ------------
Total investment return (c)........     49.50%        23.65% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................   $ 7,446        $  164
Ratio of net investment income to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................     (0.64)%        0.70% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........     (0.74)%      (10.61)% (a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................      1.74%         1.82% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........      1.84%        13.13% (a)
Portfolio turnover rate++..........       169%          240% (a)
Average commission rate per share
 paid on portfolio
 transactions++....................   $0.0545           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc, net investment income per share would have been reduced by $0.05 for Class A, Class B and Advisor Class.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon weighted average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F32

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       FINANCIAL SERVICES FUND
                                          ----------------------------------------------------------------------------------
                                                           CLASS A                                   CLASS B
                                          -----------------------------------------  ---------------------------------------
                                                                     MAY 31, 1994                              MAY 31, 1994
                                          YEAR ENDED OCTOBER 31,    (COMMENCEMENT    YEAR ENDED OCTOBER 31,   (COMMENCEMENT
                                                                    OF OPERATIONS)                            OF OPERATIONS)
                                          -----------------------   TO OCTOBER 31,   -----------------------  TO OCTOBER 31,
                                           1996+++      1995+++          1994         1996+++      1995+++         1994
                                          ----------  -----------  ----------------  ----------  -----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.92    $   11.62      $   11.43      $   11.83    $   11.60     $   11.43
                                          ----------  -----------      --------      ----------  -----------  --------------
Income from investment operations:
  Net investment income (loss)..........       0.05*        0.17* *         0.02 * *     (0.01) *       0.11* *        0.00* * *
  Net realized and unrealized gain on
   investments..........................       2.36         0.13           0.17           2.34         0.12          0.17
                                          ----------  -----------      --------      ----------  -----------  --------------
    Net increase from investment
     operations.........................       2.41         0.30           0.19           2.33         0.23          0.17
                                          ----------  -----------      --------      ----------  -----------  --------------
Distributions to shareholders:
  From net investment income............      (0.12)          --             --          (0.09)          --            --
  From net realized gain on
   investments..........................      (0.01)          --             --          (0.01)          --            --
                                          ----------  -----------      --------      ----------  -----------  --------------
    Total distributions.................      (0.13)          --             --          (0.10)          --            --
                                          ----------  -----------      --------      ----------  -----------  --------------
Net asset value, end of period..........  $   14.20    $   11.92      $   11.62      $   14.06    $   11.83     $   11.60
                                          ----------  -----------      --------      ----------  -----------  --------------
                                          ----------  -----------      --------      ----------  -----------  --------------

Total investment return (c).............      20.21%        2.58%          1.66 % (b)     19.81%       1.98%         1.49 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   7,302    $   5,687      $   3,175      $   9,886    $   4,548     $   2,235
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...       0.41%        1.46%          0.66 % (a)     (0.09)%       0.96%        0.16 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.66)%      (5.34)%        (7.26)% (a)     (1.16)%      (5.84)%       (7.76)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...       2.32%        2.34%          2.40 % (a)      2.82%       2.84%         2.90 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       3.39%        9.14%         10.32 % (a)      3.89%       9.64%        10.82 %(a)
Portfolio turnover rate++...............        103%         170%            53 % (a)       103%        170%           53 %(a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0080          N/A            N/A      $  0.0080          N/A           N/A

----------------

 (a) Annualized.
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59, $0.30 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share data were calculated based upon weighted average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F33

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                           FINANCIAL SERVICES FUND
                                          --------------------------
                                                ADVISOR CLASS+
                                          --------------------------
                                             YEAR      JUNE 1, 1995
                                             ENDED          TO
                                          OCTOBER 31,   OCTOBER 31,
                                            1996+++        1995
                                          -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.95     $   11.09
                                          -----------  -------------
Income from investment operations:
  Net investment income (loss)..........        0.12*         0.09* *
  Net realized and unrealized gain on
   investments..........................        2.36          0.77
                                          -----------  -------------
    Net increase from investment
     operations.........................        2.48          0.86
                                          -----------  -------------
Distributions to shareholders:
  From net investment income............       (0.16)           --
  From net realized gain on
   investments..........................       (0.01)           --
                                          -----------  -------------
    Total distributions.................       (0.17)           --
                                          -----------  -------------
Net asset value, end of period..........   $   14.26     $   11.95
                                          -----------  -------------
                                          -----------  -------------

Total investment return (c).............       20.87%         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $      72     $      31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...        0.91%         1.96%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.16)%       (4.84)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...        1.82%         1.84%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.89%         8.64%(a)
Portfolio turnover rate++...............         103%          170%
Average commission rate per share paid
 on portfolio transactions++............   $  0.0080           N/A

----------------

 (a) Annualized.
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59, $0.30 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share data were calculated based upon weighted average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F34

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                               HEALTH CARE FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1996 (D)      1995      1994 (D)    1993 (D)      1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   21.84   $   19.60   $   17.86   $   17.44   $   19.29
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.17)      (0.15)      (0.22)      (0.15)      (0.18)
  Net realized and unrealized gain
   (loss) on investments................       4.79        3.73        2.02        0.57       (1.53)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       4.62        3.58        1.80        0.42       (1.71)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --          --          --
  From net realized gain on
   investments..........................      (2.86)      (1.34)         --          --       (0.14)
  In excess of net realized gain on
   investments..........................         --          --       (0.06)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (2.86)      (1.34)      (0.06)         --       (0.14)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      23.14%      19.79%      10.11%        2.4%       (8.9)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 467,861   $ 426,380   $ 438,940   $ 461,113   $ 655,867
Ratio of net investment income (loss) to
 average net assets.....................      (0.71)%     (0.72)%     (1.23)%      (0.9)%     (0.97)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.80%       1.85%       1.98%        2.0%       2.05%
  Without expense reductions............       1.84%       1.91%         --%*        --%*        --%*
Portfolio turnover rate++++.............        157%         99%         64%         61%         30%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0548         N/A         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does include sales charge.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class Shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F35

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        HEALTH CARE FUND
                                          -----------------------------------------------------------------------------
                                                              CLASS B++                           ADVISOR CLASS+++
                                          -------------------------------------------------  --------------------------
                                                                              APRIL 1, 1993     YEAR      JUNE 1, 1995
                                                YEAR ENDED OCTOBER 31,             TO           ENDED          TO
                                          ----------------------------------   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1996 (D)    1995 (D)    1994 (D)     1993 (D)      1996 (D)        1995
                                          ----------  ----------  ----------  -------------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   21.56   $   19.46   $   17.80     $   15.59     $   21.88     $   18.66
                                          ----------  ----------  ----------  -------------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.27)      (0.25)      (0.32)        (0.14)        (0.05)        (0.02)
  Net realized and unrealized gain
   (loss) on investments................       4.72        3.69        2.02          2.35          4.80          3.24
                                          ----------  ----------  ----------  -------------  -----------  -------------
    Net increase (decrease) from
     investment operations..............       4.45        3.44        1.70          2.21          4.75          3.22
                                          ----------  ----------  ----------  -------------  -----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --            --            --            --
  From net realized gain on
   investments..........................      (2.86)      (1.34)         --            --         (2.86)           --
  In excess of net realized gain on
   investments..........................         --          --       (0.04)           --            --            --
                                          ----------  ----------  ----------  -------------  -----------  -------------
    Total distributions.................      (2.86)      (1.34)      (0.04)           --         (2.86)           --
                                          ----------  ----------  ----------  -------------  -----------  -------------
Net asset value, end of period..........  $   23.15   $   21.56   $   19.46     $   17.80     $   23.77     $   21.88
                                          ----------  ----------  ----------  -------------  -----------  -------------
                                          ----------  ----------  ----------  -------------  -----------  -------------

Total investment return (c).............      22.59%      19.17%       9.55%         14.2%(a)      23.82%       17.10%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 107,622   $  70,740   $  39,100     $   8,604     $   1,152     $     539
Ratio of net investment income (loss) to
 average net assets.....................      (1.21)%     (1.22)%     (1.73)%        (1.4)%(b)      (0.21)%       (0.22)%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.30%       2.35%       2.48%          2.5%(b)       1.30%        1.35%(a)
  Without expense reductions............       2.34%       2.41%         --%*          --%*        1.34%         1.41%(a)
Portfolio turnover rate++++.............        157%         99%         64%           61%          157%           99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0548         N/A         N/A           N/A     $  0.0548           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does include sales charge.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class Shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F36

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          INFRASTRUCTURE FUND
                                          ------------------------------------------------------------------------------------
                                                           CLASS A                                    CLASS B
                                          -----------------------------------------  -----------------------------------------
                                          YEAR ENDED OCTOBER 31,    MAY 31, 1994     YEAR ENDED OCTOBER 31,    MAY 31, 1994
                                                                  (COMMENCEMENT OF                           (COMMENCEMENT OF
                                          ----------------------   OPERATIONS) TO    ----------------------   OPERATIONS) TO
                                           1996+++       1995     OCTOBER 31, 1994    1996+++       1995     OCTOBER 31, 1994
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.11   $   12.47       $   11.43      $   12.03   $   12.45       $   11.43
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.03)      (0.03) *          0.01* *      (0.09)      (0.09) *         (0.01) * *
  Net realized and unrealized gain
   (loss) on investments................       2.34       (0.33)           1.03           2.30       (0.33)           1.03
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       2.31       (0.36)           1.04           2.21       (0.42)           1.02
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
Net asset value, end of period..........  $   14.42   $   12.11       $   12.47      $   14.24   $   12.03       $   12.45
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
                                          ----------  ----------  -----------------  ----------  ----------  -----------------

Total investment return (c).............      19.08%      (2.89)%          9.10% (b)     18.37%      (3.37)%          8.92% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  38,397   $  36,241       $  23,615      $  53,678   $  50,181       $  30,954
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........      (0.19)%     (0.32)%          0.41% (a)     (0.69)%     (0.82)%         (0.09)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................      (0.30)%     (0.58)%         (0.47)% (a)     (0.80)%     (1.08)%         (0.97)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........       2.14%       2.36%           2.40% (a)      2.64%       2.86%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................       2.25%       2.62%           3.28% (a)      2.75%       3.12%           3.78% (a)
Portfolio turnover rate++...............         41%         45%             18%            41%         45%             18%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0109         N/A             N/A      $  0.0109         N/A             N/A

----------------

 (a) Annualized.
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares for the period ended October 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B shares from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F37

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                             INFRASTRUCTURE FUND
                                          --------------------------
                                                ADVISOR CLASS+
                                          --------------------------
                                             YEAR      JUNE 1, 1995
                                             ENDED          TO
                                          OCTOBER 31,   OCTOBER 31,
                                            1996+++        1995
                                          -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.14     $   12.00
                                          -----------  -------------
Income from investment operations:
  Net investment income (loss)..........        0.04          0.02*
  Net realized and unrealized gain
   (loss) on investments................        2.34          0.12
                                          -----------  -------------
    Net increase (decrease) from
     investment operations..............        2.38          0.14
                                          -----------  -------------
Net asset value, end of period..........   $   14.52     $   12.14
                                          -----------  -------------
                                          -----------  -------------

Total investment return (c).............       19.60%         1.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     344     $     216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........        0.31%         0.18%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................        0.20%        (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........        1.64%         1.86%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................        1.75%         2.12%(a)
Portfolio turnover rate++...............          41%           45%
Average commission rate per share paid
 on portfolio transactions++............   $  0.0109           N/A

----------------

 (a) Annualized.
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares for the period ended October 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B shares from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F38

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       NATURAL RESOURCES FUND
                                          --------------------------------------------------------------------------------
                                                          CLASS A                                  CLASS B
                                          ---------------------------------------  ---------------------------------------
                                                                   MAY 31, 1994                             MAY 31, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT   YEAR ENDED OCTOBER 31,   (COMMENCEMENT
                                                                  OF OPERATIONS)                           OF OPERATIONS)
                                          ----------------------  TO OCTOBER 31,   ----------------------  TO OCTOBER 31,
                                           1996+++       1995          1994         1996+++       1995          1994
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.44   $   12.41      $   11.43     $   11.36   $   12.38      $   11.43
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Income from investment operations:
  Net investment income (loss)..........      (0.24)       0.04*          0.06* *      (0.31)      (0.02) *         0.03* *
  Net realized and unrealized gain
   (loss) on investments................       6.28       (0.98)          0.92          6.25       (0.98)          0.92
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
    Net increase (decrease) from
     investment operations..............       6.04       (0.94)          0.98          5.94       (1.00)          0.95
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Distributions to shareholders:
  From net investment income............      (0.04)      (0.03)            --            --       (0.02)            --
  From net realized gain on
   investments..........................      (0.01)         --             --         (0.01)         --             --
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
    Total distributions.................      (0.05)      (0.03)            --         (0.01)      (0.02)            --
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Net asset value, end of period..........  $   17.43   $   11.44      $   12.41     $   17.29   $   11.36      $   12.38
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
                                          ----------  ----------  ---------------  ----------  ----------  ---------------

Total investment return (c).............      53.04%      (7.58)%         8.57% (b)     52.39%     (8.05)%         8.31% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  48,729   $  12,598      $  14,797     $  57,749   $  13,978      $  13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......      (1.55)%      0.41%          2.63% (a)     (2.05)%     (0.09)%         2.13% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.65)%     (0.69)%         0.65% (a)     (2.15)%     (1.19)%         0.15% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......       2.20%       2.37%          2.40% (a)      2.70%      2.87%          2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.30%       3.47%          4.38% (a)      2.80%      3.97%          4.88% (a)
Portfolio turnover rate++...............         94%         87%           137%           94%         87%           137%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0243         N/A            N/A     $  0.0243         N/A            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F39

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                            NATURAL RESOURCES FUND
                                          --------------------------
                                                ADVISOR CLASS+
                                          --------------------------
                                             YEAR      JUNE 1, 1995
                                             ENDED          TO
                                          OCTOBER 31,   OCTOBER 31,
                                            1996+++        1995
                                          -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.47     $   11.45
                                          -----------  -------------
Income from investment operations:
  Net investment income (loss)..........       (0.17)         0.11*
  Net realized and unrealized gain
   (loss) on investments................        6.28         (0.09)
                                          -----------  -------------
    Net increase (decrease) from
     investment operations..............        6.11          0.02
                                          -----------  -------------
Distributions to shareholders:
  From net investment income............       (0.10)           --
  From net realized gain on
   investments..........................       (0.01)           --
                                          -----------  -------------
    Total distributions.................       (0.11)           --
                                          -----------  -------------
Net asset value, end of period..........   $   17.47     $   11.47
                                          -----------  -------------
                                          -----------  -------------

Total investment return (c).............       53.76%         0.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   5,502     $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......       (1.05)%        0.91%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.15)%       (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......        1.70%         1.87%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        1.80%         2.97%(a)
Portfolio turnover rate++...............          94%           87%
Average commission rate per share paid
 on portfolio transactions++............   $  0.0243           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F40

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             TELECOMMUNICATIONS FUND
                                          --------------------------------------------------------------
                                                                     CLASS A+
                                          --------------------------------------------------------------
                                                                                           JANUARY 27,
                                                                                               1992
                                                                                          (COMMENCEMENT
                                                      YEAR ENDED OCTOBER 31,              OF OPERATIONS)
                                          ----------------------------------------------  TO OCTOBER 31,
                                           1996 (D)      1995      1994 (D)      1993          1992
                                          ----------  ----------  ----------  ----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.42   $   17.80   $   16.92   $   11.16     $   11.43
                                          ----------  ----------  ----------  ----------  --------------
Income from investment operations:
  Net investment income (loss)..........      (0.13)      (0.09)      (0.01)       0.08          0.14*
  Net realized and unrealized gain
   (loss) on investments................       1.22       (0.43)       1.17        5.83         (0.41)
                                          ----------  ----------  ----------  ----------  --------------
    Net increase (decrease) from
     investment operations..............       1.09       (0.52)       1.16        5.91         (0.27)
                                          ----------  ----------  ----------  ----------  --------------
Distributions to shareholders:
  From net investment income............         --          --       (0.01)      (0.15)           --
  From net realized gain on
   investments..........................      (0.82)      (0.86)      (0.27)         --            --
                                          ----------  ----------  ----------  ----------  --------------
    Total distributions.................      (0.82)      (0.86)      (0.28)      (0.15)           --
                                          ----------  ----------  ----------  ----------  --------------
Net asset value, end of period..........  $   16.69   $   16.42   $   17.80   $   16.92     $   11.16
                                          ----------  ----------  ----------  ----------  --------------
                                          ----------  ----------  ----------  ----------  --------------

Total investment return (c).............       7.00%      (2.88)%      7.02%       53.6%         (2.4)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $1,204,428  $1,353,722  $1,644,402  $1,223,340    $ 442,862
Ratio of net investment income (loss) to
 average net assets.....................      (0.84)%     (0.49)%     (0.02)%       0.8%          2.1 %(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 7).......       1.74%       1.77%       1.80%        2.0%          2.3 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       1.79%       1.83%         --%**        --%**          -- %**
Portfolio turnover rate++++.............         37%         62%         57%         41%            4 %(a)
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0165         N/A         N/A         N/A           N/A

----------------

  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
  * Includes reimbursements by Chancellor LGT Asset Management, Inc. of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04% (See Note 2).
 ** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These per share operating performance data were calculated based upon the weighted average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.
                                      F41

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                    TELECOMMUNICATIONS FUND
                                          ---------------------------------------------------------------------------
                                                             CLASS B++
                                          -----------------------------------------------       ADVISOR CLASS+++
                                                                               APRIL 1,    --------------------------
                                                                                 1993         YEAR      JUNE 1, 1995
                                                YEAR ENDED OCTOBER 31,            TO          ENDED          TO
                                          ----------------------------------  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                           1996 (D)      1995      1994 (D)      1993       1996 (D)        1995
                                          ----------  ----------  ----------  -----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.20   $   17.66   $   16.87    $   12.68    $   16.46     $   15.24
                                          ----------  ----------  ----------  -----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.23)      (0.17)      (0.10)        0.01        (0.05)           --
  Net realized and unrealized gain
   (loss) on investments................       1.22       (0.43)       1.17         4.18         1.22          1.22
                                          ----------  ----------  ----------  -----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............       0.99       (0.60)       1.07         4.19         1.17          1.22
                                          ----------  ----------  ----------  -----------  -----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.01)          --           --            --
  From net realized gain on
   investments..........................      (0.82)      (0.86)      (0.27)          --        (0.82)           --
                                          ----------  ----------  ----------  -----------  -----------  -------------
    Total distributions.................      (0.82)      (0.86)      (0.28)          --        (0.82)           --
                                          ----------  ----------  ----------  -----------  -----------  -------------
Net asset value, end of period..........  $   16.37   $   16.20   $   17.66    $   16.87    $   16.81     $   16.46
                                          ----------  ----------  ----------  -----------  -----------  -------------
                                          ----------  ----------  ----------  -----------  -----------  -------------

Total investment return (c).............       6.46%      (3.37)%      6.50%        33.0%(b)       7.49%        7.94%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $1,007,654  $1,111,520  $1,184,081   $ 455,335    $     945     $     681
Ratio of net investment income (loss) to
 average net assets.....................      (1.34)%     (0.99)%     (0.52)%        0.3%(a)      (0.34)%        0.01%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 7).......       2.24%       2.27%       2.30%         2.5%(a)       1.24%        1.27%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.29%       2.33%         --%**         --%**       1.29%        1.33%(a)
Portfolio turnover rate++++.............         37%         62%         57%          41%          37%           62%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0165         N/A         N/A          N/A    $  0.0165           N/A

----------------

  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
  * Includes reimbursements by Chancellor LGT Asset Management, Inc. of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04% (See Note 2).
 ** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These per share operating performance data were calculated based upon the weighted average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.
                                      F42

                             GT GLOBAL THEME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund, and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Theme Funds." The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has a total of twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aforementioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through October 31, 1996, all of the shares of beneficial interest of each Portfolio were owned by either its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Funds and Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, the GT Global Telecommunications Fund, and each of the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                                      F43

                             GT GLOBAL THEME FUNDS

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange of which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or

                                      F44

                             GT GLOBAL THEME FUNDS

Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1996, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                                                             OCTOBER 31, 1996
                                                                                  --------------------------------------
                                                                                  AGGREGATE VALUE ON
                                                                                         LOAN           CASH COLLATERAL
                                                                                  -------------------  -----------------
Global Consumer Products and Services Portfolio.................................   $      10,331,341   $      10,659,295
Global Financial Services Portfolio.............................................             750,391             805,810
GT Global Health Care Fund......................................................          20,556,418          21,329,702
Global Infrastructure Portfolio.................................................           6,788,616           7,455,555
Global Natural Resources Portfolio..............................................           3,663,443           3,777,600
GT Global Telecommunications Fund...............................................         214,505,953         222,733,129

                                                                                       YEAR ENDED
                                                                                    OCTOBER 31, 1996
                                                                                  --------------------
                                                                                     FEES RECEIVED
                                                                                  --------------------
Global Consumer Products and Services Portfolio.................................      $     44,553
Global Financial Services Portfolio.............................................             1,304
GT Global Health Care Fund......................................................            86,339
Global Infrastructure Portfolio.................................................            88,349
Global Natural Resources Portfolio..............................................            16,439
GT Global Telecommunications Fund...............................................           944,549

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian fees.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund, and GT Global Telecommunications Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, $51,500 and $88,750, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

                                      F45

                             GT GLOBAL THEME FUNDS

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc., is the Funds' and Portfolios' investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that a Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1996, GT Global retained the following sales charges: $115,133 for the GT Global Consumer Products and Services Fund, $4,721 for the GT Global Financial Services Fund, $90,926 for the GT Global Health Care Fund, $19,811 for the GT Global Infrastructure Fund, $49,532 for the GT Global Natural Resources Fund, and $231,226 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1996, as follows: $0 for the GT Global Consumer Products and Services Fund, $1,470 for the GT Global Financial Services Fund, $5,017 for the GT Global Health Care Fund, $4,529 for the GT Global Infrastructure Fund, $3,537 for the GT Global Natural Resources Fund, and $18,969 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of: $45,035 for the GT Global Consumer Products and Services Fund, $23,553 for the GT Global Financial Services Fund, $286,785 for the GT Global Health Care Fund, $239,035 for the GT Global Infrastructure Fund, $90,557 for the GT Global Natural Resources Fund, and $5,617,501 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of

                                      F46

                             GT GLOBAL THEME FUNDS

investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At October 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1996:

                       PURCHASES AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT   OTHER ISSUES
                                                                                  ---------------   ------------
Global Consumer Products and Services Portfolio.................................   $         --     $239,257,063
Global Financial Services Portfolio.............................................             --       17,579,805
GT Global Health Care Fund......................................................             --      839,344,279
Global Infrastructure Portfolio.................................................             --       34,122,375
Global Natural Resources Portfolio..............................................             --      161,696,208
GT Global Telecommunications Fund...............................................             --      891,464,656

                                                                                               SALES
                                                                                  --------------------------------
                                                                                  U.S. GOVERNMENT    OTHER ISSUES
                                                                                  ---------------   --------------
Global Consumer Products and Services Portfolio.................................   $         --     $   96,407,016
Global Financial Services Portfolio.............................................             --         13,303,919
GT Global Health Care Fund......................................................             --        931,408,323
Global Infrastructure Portfolio.................................................             --         45,967,339
Global Natural Resources Portfolio..............................................             --        102,403,195
GT Global Telecommunications Fund...............................................             --      1,310,205,434

4. CAPITAL SHARES
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Funds were as follows:

                                      F47

                             GT GLOBAL THEME FUNDS

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                                                                              DECEMBER 30, 1994
                                                                                                (COMMENCEMENT
                                                               YEAR ENDED                      OF OPERATIONS)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------   -----------------------------
CLASS A                                                SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------  -------------   -----------------   ------------   --------------
Shares sold.......................................      6,142,401     $   118,779,939        330,327     $  4,257,766
Shares issued in connection with reinvestment of
  distributions...................................         13,656             202,166             --               --
                                                    -------------   -----------------   ------------   --------------
                                                        6,156,057         118,982,105        330,327        4,257,766
Shares repurchased................................     (2,769,898)        (54,486,898)       (54,980)        (746,671)
                                                    -------------   -----------------   ------------   --------------
Net increase......................................      3,386,159     $    64,495,207        275,347     $  3,511,095
                                                    -------------   -----------------   ------------   --------------
                                                    -------------   -----------------   ------------   --------------


                                                                                              DECEMBER 30, 1994
                                                                                                (COMMENCEMENT
                                                               YEAR ENDED                      OF OPERATIONS)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------   -----------------------------
CLASS B                                                SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------  -------------   -----------------   ------------   --------------
Shares sold.......................................      5,689,956     $   110,105,123        246,365     $  3,239,565
Shares issued in connection with reinvestment of
  distributions...................................         10,957             161,052             --               --
                                                    -------------   -----------------   ------------   --------------
                                                        5,700,913         110,266,175        246,365        3,239,565
Shares repurchased................................     (1,675,446)        (32,960,366)       (47,105)        (579,906)
                                                    -------------   -----------------   ------------   --------------
Net increase......................................      4,025,467     $    77,305,809        199,260     $  2,659,659
                                                    -------------   -----------------   ------------   --------------
                                                    -------------   -----------------   ------------   --------------

                                                                                                JUNE 1, 1995
                                                                                              (COMMENCEMENT OF
                                                               YEAR ENDED                      SALE OF SHARES)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------   -----------------------------
ADVISOR CLASS                                          SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------  -------------   -----------------   ------------   --------------
Shares sold.......................................        589,226     $    12,396,492         11,525     $    152,299
Shares issued in connection with reinvestment of
  distributions...................................            402               5,969             --               --
                                                    -------------   -----------------   ------------   --------------
                                                          589,628          12,402,461         11,525          152,299
Shares repurchased................................       (248,775)         (5,293,607)          (331)          (4,444)
                                                    -------------   -----------------   ------------   --------------
Net increase......................................        340,853     $     7,108,854         11,194     $    147,855
                                                    -------------   -----------------   ------------   --------------
                                                    -------------   -----------------   ------------   --------------

                                      F48

                             GT GLOBAL THEME FUNDS

GT GLOBAL FINANCIAL SERVICES FUND

                                                          YEAR ENDED                YEAR ENDED
                                                       OCTOBER 31, 1996          OCTOBER 31, 1995
                                                    -----------------------  -------------------------
CLASS A                                              SHARES       AMOUNT      SHARES         AMOUNT
--------------------------------------------------  ---------  ------------  --------      -----------
Shares sold.......................................    900,372  $ 11,973,497   669,827      $ 7,432,400
Shares issued in connection with reinvestment of
  distributions...................................      3,997        50,562        --               --
                                                    ---------  ------------  --------      -----------
                                                      904,369    12,024,059   669,827        7,432,400
Shares repurchased................................   (867,261)  (11,494,650) (465,993)      (5,162,753)
                                                    ---------  ------------  --------      -----------
Net increase......................................     37,108  $    529,409   203,834      $ 2,269,647
                                                    ---------  ------------  --------      -----------
                                                    ---------  ------------  --------      -----------


                                                          YEAR ENDED                YEAR ENDED
                                                       OCTOBER 31, 1996          OCTOBER 31, 1995
                                                    -----------------------  -------------------------
CLASS B                                              SHARES       AMOUNT      SHARES         AMOUNT
--------------------------------------------------  ---------  ------------  --------      -----------
Shares sold.......................................    596,980  $  7,792,181   286,019      $ 3,181,342
Shares issued in connection with reinvestment of
  distributions...................................      2,898        36,456        --               --
                                                    ---------  ------------  --------      -----------
                                                      599,878     7,828,637   286,019        3,181,342
Shares repurchased................................   (281,339)   (3,677,982)  (94,377)      (1,037,075)
                                                    ---------  ------------  --------      -----------
Net increase......................................    318,539  $  4,150,655   191,642      $ 2,144,267
                                                    ---------  ------------  --------      -----------
                                                    ---------  ------------  --------      -----------

                                                                                   JUNE 1, 1995
                                                                                 (COMMENCEMENT OF
                                                          YEAR ENDED              SALE OF SHARES)
                                                       OCTOBER 31, 1996         TO OCTOBER 31, 1995
                                                    -----------------------  -------------------------
ADVISOR CLASS                                        SHARES       AMOUNT      SHARES         AMOUNT
--------------------------------------------------  ---------  ------------  --------      -----------
Shares sold.......................................      3,500  $     47,698     2,599      $    29,737
Shares issued in connection with reinvestment of
  distributions...................................         35           420        --               --
                                                    ---------  ------------  --------      -----------
                                                        3,535        48,118     2,599           29,737
Shares repurchased................................     (1,103)      (14,704)       --               --
                                                    ---------  ------------  --------      -----------
Net increase......................................      2,432  $     33,414     2,599      $    29,737
                                                    ---------  ------------  --------      -----------
                                                    ---------  ------------  --------      -----------

                                      F49

                             GT GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

                                                            YEAR ENDED                     YEAR ENDED
                                                         OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    ---------------------------   -----------------------------
CLASS A                                               SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------  -----------   -------------   -----------   ---------------
Shares sold.......................................   84,410,204   $1,903,687,570   78,194,828   $ 1,518,869,435
Shares issued in connection with reinvestment of
  distributions...................................    2,009,491      41,475,881     1,197,686        21,103,166
                                                    -----------   -------------   -----------   ---------------
                                                     86,419,695   1,945,163,451    79,392,514     1,539,972,601
Shares repurchased................................  (86,124,175)  (1,957,478,015) (82,265,383)   (1,598,688,749)
                                                    -----------   -------------   -----------   ---------------
Net increase (decrease)...........................      295,520   $ (12,314,564)   (2,872,869)  $   (58,716,148)
                                                    -----------   -------------   -----------   ---------------
                                                    -----------   -------------   -----------   ---------------


                                                            YEAR ENDED                     YEAR ENDED
                                                         OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    ---------------------------   -----------------------------
CLASS B                                               SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------  -----------   -------------   -----------   ---------------
Shares sold.......................................    6,741,207   $ 157,453,975     4,710,190   $    92,123,273
Shares issued in connection with reinvestment of
  distributions...................................      411,416       8,363,880       140,259         2,451,761
                                                    -----------   -------------   -----------   ---------------
                                                      7,152,623     165,817,855     4,850,449        94,575,034
Shares repurchased................................   (5,784,194)   (129,761,569)   (3,578,957)      (70,045,915)
                                                    -----------   -------------   -----------   ---------------
Net increase......................................    1,368,429   $  36,056,286     1,271,492   $    24,529,119
                                                    -----------   -------------   -----------   ---------------
                                                    -----------   -------------   -----------   ---------------

                                                                                          JUNE 1, 1995
                                                                                        (COMMENCEMENT OF
                                                            YEAR ENDED                   SALE OF SHARES)
                                                         OCTOBER 31, 1996              TO OCTOBER 31, 1995
                                                    ---------------------------   -----------------------------
ADVISOR CLASS                                         SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------  -----------   -------------   -----------   ---------------
Shares sold.......................................    1,142,479   $  27,246,793        32,235   $       625,703
Shares issued in connection with reinvestment of
  distributions...................................        3,280          67,679            --                --
                                                    -----------   -------------   -----------   ---------------
                                                      1,145,759      27,314,472        32,235           625,703
Shares repurchased................................   (1,121,971)    (26,090,499)       (7,577)         (162,450)
                                                    -----------   -------------   -----------   ---------------
Net increase......................................       23,788   $   1,223,973        24,658   $       463,253
                                                    -----------   -------------   -----------   ---------------
                                                    -----------   -------------   -----------   ---------------

                                      F50

                             GT GLOBAL THEME FUNDS

GT GLOBAL INFRASTRUCTURE FUND

                                                              YEAR ENDED                       YEAR ENDED
                                                           OCTOBER 31, 1996                 OCTOBER 31, 1995
                                                    -------------------------------  -------------------------------
CLASS A                                                SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold.......................................      2,175,475  $     30,275,819      2,997,022  $     35,715,669
Shares repurchased................................     (2,503,715)      (33,964,432)    (1,898,557)      (23,075,894)
                                                    -------------  ----------------  -------------  ----------------
Net increase (decrease)...........................       (328,240) $     (3,688,613)     1,098,465  $     12,639,775
                                                    -------------  ----------------  -------------  ----------------
                                                    -------------  ----------------  -------------  ----------------


                                                              YEAR ENDED                       YEAR ENDED
                                                           OCTOBER 31, 1996                 OCTOBER 31, 1995
                                                    -------------------------------  -------------------------------
CLASS B                                                SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold.......................................        903,064  $     12,423,925      2,815,712  $     33,606,616
Shares repurchased................................     (1,306,101)      (17,421,173)    (1,130,463)      (13,421,180)
                                                    -------------  ----------------  -------------  ----------------
Net increase (decrease)...........................       (403,037) $     (4,997,248)     1,685,249  $     20,185,436
                                                    -------------  ----------------  -------------  ----------------
                                                    -------------  ----------------  -------------  ----------------

                                                                                              JUNE 1, 1995
                                                                                            (COMMENCEMENT OF
                                                              YEAR ENDED                     SALE OF SHARES)
                                                           OCTOBER 31, 1996                TO OCTOBER 31, 1995
                                                    -------------------------------  -------------------------------
ADVISOR CLASS                                          SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold.......................................         11,122  $        154,109         21,018  $        257,486
Shares repurchased................................         (5,256)          (70,861)        (3,199)          (40,011)
                                                    -------------  ----------------  -------------  ----------------
Net increase......................................          5,866  $         83,248         17,819  $        217,475
                                                    -------------  ----------------  -------------  ----------------
                                                    -------------  ----------------  -------------  ----------------

                                      F51

                             GT GLOBAL THEME FUNDS

GT GLOBAL NATURAL RESOURCES FUND

                                                               YEAR ENDED                        YEAR ENDED
                                                            OCTOBER 31, 1996                  OCTOBER 31, 1995
                                                    ---------------------------------  -------------------------------
CLASS A                                                SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------  -------------  ------------------  -------------  ----------------
Shares sold.......................................      9,220,103  $      142,385,816      2,262,790  $     25,998,648
Shares issued in connection with reinvestment of
  distributions...................................          3,977              47,892          2,665            30,350
                                                    -------------  ------------------  -------------  ----------------
                                                        9,224,080         142,433,708      2,265,455        26,028,998
Shares repurchased................................     (7,529,884)       (116,812,100)    (2,356,872)      (27,189,124)
                                                    -------------  ------------------  -------------  ----------------
Net increase (decrease)...........................      1,694,196  $       25,621,608        (91,417) $     (1,160,126)
                                                    -------------  ------------------  -------------  ----------------
                                                    -------------  ------------------  -------------  ----------------


                                                               YEAR ENDED                        YEAR ENDED
                                                            OCTOBER 31, 1996                  OCTOBER 31, 1995
                                                    ---------------------------------  -------------------------------
CLASS B                                                SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------  -------------  ------------------  -------------  ----------------
Shares sold.......................................      4,288,540  $       66,460,658      1,073,588  $     12,447,266
Shares issued in connection with reinvestment of
  distributions...................................            709               8,495          2,190            24,898
                                                    -------------  ------------------  -------------  ----------------
                                                        4,289,249          66,469,153      1,075,778        12,472,164
Shares repurchased................................     (2,178,862)        (33,276,553)      (928,373)      (10,660,475)
                                                    -------------  ------------------  -------------  ----------------
Net increase......................................      2,110,387  $       33,192,600        147,405  $      1,811,689
                                                    -------------  ------------------  -------------  ----------------
                                                    -------------  ------------------  -------------  ----------------

                                                                                                JUNE 1, 1995
                                                                                              (COMMENCEMENT OF
                                                               YEAR ENDED                      SALE OF SHARES)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------  -------------------------------
ADVISOR CLASS                                          SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------  -------------  ------------------  -------------  ----------------
Shares sold.......................................        663,037  $       10,703,010          9,525  $        110,453
Shares issued in connection with reinvestment of
  distributions...................................             77                 922             --                --
                                                    -------------  ------------------  -------------  ----------------
                                                          663,114          10,703,932          9,525           110,453
Shares repurchased................................       (356,384)         (5,379,503)        (1,258)          (14,767)
                                                    -------------  ------------------  -------------  ----------------
Net increase......................................        306,730  $        5,324,429          8,267  $         95,686
                                                    -------------  ------------------  -------------  ----------------
                                                    -------------  ------------------  -------------  ----------------

                                      F52

                             GT GLOBAL THEME FUNDS

GT GLOBAL TELECOMMUNICATIONS FUND

                                                             YEAR ENDED                     YEAR ENDED
                                                          OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    -----------------------------  ----------------------------
CLASS A                                                SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------  ------------  ---------------  -----------  ---------------
Shares sold.......................................   161,134,594  $ 2,777,197,821   83,031,164  $ 1,357,464,500
Shares issued in connection with reinvestment of
  distributions...................................     3,376,395       52,886,360    3,938,085       63,284,987
                                                    ------------  ---------------  -----------  ---------------
                                                     164,510,989    2,830,084,181   86,969,249    1,420,749,487
Shares repurchased................................  (174,818,005)  (3,017,740,549) (96,901,218)  (1,584,327,366)
                                                    ------------  ---------------  -----------  ---------------
Net decrease......................................   (10,307,016) $  (187,656,368)  (9,931,969) $  (163,577,879)
                                                    ------------  ---------------  -----------  ---------------
                                                    ------------  ---------------  -----------  ---------------


                                                             YEAR ENDED                     YEAR ENDED
                                                          OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    -----------------------------  ----------------------------
CLASS B                                                SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------  ------------  ---------------  -----------  ---------------
Shares sold.......................................    15,365,874  $   260,167,785   20,348,248  $   330,809,778
Shares issued in connection with reinvestment of
  distributions...................................     2,882,770       44,452,585    2,988,078       47,599,706
                                                    ------------  ---------------  -----------  ---------------
                                                      18,248,644      304,620,370   23,336,326      378,409,484
Shares repurchased................................   (25,319,583)    (426,829,324) (21,776,751)    (351,935,028)
                                                    ------------  ---------------  -----------  ---------------
Net increase (decrease)...........................    (7,070,939) $  (122,208,954)   1,559,575  $    26,474,456
                                                    ------------  ---------------  -----------  ---------------
                                                    ------------  ---------------  -----------  ---------------

                                                                                           JUNE 1, 1995
                                                                                         (COMMENCEMENT OF
                                                             YEAR ENDED                  SALE OF SHARES)
                                                          OCTOBER 31, 1996             TO OCTOBER 31, 1995
                                                    -----------------------------  ----------------------------
ADVISOR CLASS                                          SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------  ------------  ---------------  -----------  ---------------
Shares sold.......................................     1,229,487  $    21,592,338       44,033  $       692,076
Shares issued in connection with reinvestment of
  distributions...................................         2,119           33,270           --               --
                                                    ------------  ---------------  -----------  ---------------
                                                       1,231,606       21,625,608       44,033          692,076
Shares repurchased................................    (1,216,785)     (21,450,446)      (2,662)         (46,403)
                                                    ------------  ---------------  -----------  ---------------
Net increase......................................        14,821  $       175,162       41,371  $       645,673
                                                    ------------  ---------------  -----------  ---------------
                                                    ------------  ---------------  -----------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended October 31, 1996, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                                                                                                            EXPENSE
                                                                                                                           REDUCTION
                                                                                                                           ---------
Global Consumer Products and Services Portfolio..........................................................................  $  17,893
Global Financial Services Portfolio......................................................................................      9,402
GT Global Health Care Fund...............................................................................................    130,688
Global Infrastructure Portfolio..........................................................................................     10,217
Global Natural Resources Portfolio.......................................................................................     45,253
GT Global Telecommunications Fund........................................................................................    399,684

                                      F53

                             GT GLOBAL THEME FUNDS

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by GT Global Health Care Fund and GT Global Telecommunications Fund at October 31, 1996 amounted to $91,854,438 and $180,037,891, respectively, at value.

Transactions with affiliated companies are as follows:

GT GLOBAL HEALTH CARE FUND:

                                                                                  NET REALIZED
                                                    PURCHASES COST   SALES COST   GAIN (LOSS)    DIVIDEND INCOME
                                                    ---------------  ----------  --------------  ---------------
AVECOR Cardiovascular, Inc........................  $     6,330,675  $       --    $       --    $            --
Cardiometrics, Inc................................        2,706,928          --            --                 --
Circon Corp.......................................       12,258,385          --            --                 --
Ethical Holdings PLC - ADR........................               --      52,500        15,000                 --
Protein Design Labs, Inc..........................       24,215,876          --            --                 --
Life Medical Sciences, Inc........................        3,070,938      78,750        12,500                 --
Visx, Inc.........................................       21,024,153          --            --                 --
TheraTech, Inc....................................       17,041,018          --            --                 --

GT GLOBAL TELECOMMUNICATIONS FUND:

                                                                                      NET REALIZED      DIVIDEND
                                                    PURCHASES COST     SALES COST      GAIN (LOSS)       INCOME
                                                    ---------------  --------------  ---------------  ------------
ANTEC Corp........................................  $     1,439,140  $           --  $            --  $         --
Tekelec...........................................       14,825,646              --               --            --
Gandalf Technologies, Inc.........................       31,367,695              --               --            --
Spectrian Corp....................................          774,360          65,000          (10,649)           --
International Engineering PLC - Foreign...........               --              --               --       363,579
Tele 2000 S.A.....................................          921,175              --               --            --
Orbital Sciences Corp.............................          988,000              --               --            --
Three-Five Systems, Inc...........................               --              --               --            --
PT Kabelindo Murni - Foreign......................               --         544,781         (429,432)           --
Atlantic Tele-Network, Inc........................               --         600,000          418,750            --
Intermedia Communications of Florida, Inc.........        4,654,000       3,164,600       11,357,407            --
DSP Communications, Inc...........................        8,594,164       5,887,500       27,129,998            --
Grupo Mexicano de Video - 144A ADR................               --       2,013,000       (1,997,750)           --

                                      F54

                             GT GLOBAL THEME FUNDS

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Listed below is the amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds to such countries for the fiscal year ended October 31, 1996:

                                                     FOREIGN SOURCE                   FOREIGN TAXES
FUND                                                     INCOME          PER SHARE         PAID         PER SHARE
--------------------------------------------------  -----------------  -------------  --------------  -------------
GT Global Consumer Products and Services Fund.....                --            --                --           --
GT Global Financial Services Fund.................   $       225,129     $     .16    $       31,826    $     .02
GT Global Health Care Fund........................                --            --                --           --
GT Global Infrastructure Fund.....................         1,352,652           .21           121,927          .02
GT Global Natural Resources Fund..................                --            --                --           --
GT Global Telecommunications Fund.................        21,566,789           .17         2,964,143          .02

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1996:

                                                      CAPITAL GAIN
FUND                                                    DIVIDEND
--------------------------------------------------  ----------------
GT Global Consumer Products and Services Fund.....   $        3,871
GT Global Financial Services Fund.................               --
GT Global Health Care Fund........................      184,899,943
GT Global Infrastructure Fund.....................               --
GT Global Natural Resources Fund..................               --
GT Global Telecommunications Fund.................       89,356,749

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended October 31, 1996:

FUND
--------------------------------------------------
GT Global Consumer Products and Services Fund.....       1.25%
GT Global Financial Services Fund.................      18.00%
GT Global Health Care Fund........................       3.75%
GT Global Infrastructure Fund.....................      10.00%
GT Global Natural Resources Fund..................       3.50%
GT Global Telecommunications Fund.................       9.50%

                                      F55

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                             GT GLOBAL THEME FUNDS

                                     NOTES

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                             GT GLOBAL THEME FUNDS

                                     NOTES

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                             GT GLOBAL THEME FUNDS

                                     NOTES

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                             GT GLOBAL THEME FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.


                                                                     THESA703 MC

                             GT GLOBAL INCOME FUNDS

                        50 California Street, 27th Floor
                      San Francisco, California 94111-4624
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                 March 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global Government Income Fund ("Government Income Fund"), GT Global Strategic Income Fund ("Strategic Income Fund") and GT Global High Income Fund ("High Income Fund") (each, a "Fund," and collectively, the "Funds"). Each Fund is a non-diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a Prospectus, supplements and should be read in conjunction with the Funds' current Class A and B Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or by calling the Funds at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager and administrator for the Government Income Fund, the Strategic Income Fund and the Global High Income Portfolio (the "Portfolio") and also serves as the administrator of the High Income Fund. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                   Page No.
                                                                                                   --------
Investment Objectives and Policies...............................................................      2
Options, Futures and Currency Strategies.........................................................      6
Risk Factors.....................................................................................     15
Investment Limitations...........................................................................     20
Execution of Portfolio Transactions..............................................................     24
Directors, Trustees and Executive Officers.......................................................     26
Management.......................................................................................     28
Valuation of Fund Shares.........................................................................     31
Information Relating to Sales and Redemptions....................................................     32
Taxes............................................................................................     34
Additional Information...........................................................................     37
Investment Results...............................................................................     38
Description of Debt Ratings......................................................................     46
Financial Statements.............................................................................     48


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                   Statement of Additional Information Page 1

                             GT GLOBAL INCOME FUNDS

                       INVESTMENT OBJECTIVES AND POLICIES

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INVESTMENT OBJECTIVES

The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. The Strategic Income Fund and the High Income Fund primarily seek high current income and secondarily seek capital appreciation. The High Income Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a non-diversified open-end management investment company with investment objectives identical to those of the Fund. Whenever the phrase "all of the High Income Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by the High Income Fund will be its interest in the Portfolio. The High Income Fund may withdraw its investment in the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the High Income Fund's assets would be invested in accordance with the investment policies of the Portfolio described below and in the Prospectus.


INVESTMENT IN EMERGING MARKETS
The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. The Strategic Income Fund may invest up to 50% of its assets in debt securities of issuers in emerging markets. The Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.

In addition to the factors set forth in the Prospectus, the Manager will also consider, when determining what countries constitute emerging markets, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

SELECTION OF DEBT INVESTMENTS

In determining the appropriate distribution of investments among various countries and geographic regions for the Government Income Fund, the Strategic Income Fund and the Portfolio, the Manager ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Government Income Fund, the Strategic Income Fund and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations: (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Government Income Fund, the Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by the Government Income Fund, the Strategic Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Government Income Fund, the Strategic Income Fund and the Portfolio anticipate investing directly in these markets. The Government Income Fund, the Strategic Income Fund and the Portfolio may also invest in the securities of closed-end investment

                   Statement of Additional Information Page 2

                             GT GLOBAL INCOME FUNDS
companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by the High Income Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Government Income Fund, the Strategic Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.

SAMURAI AND YANKEE BONDS
The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Government Income Fund, the Strategic Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Strategic Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Strategic Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Strategic Income Fund and the Portfolio each will have a right to call each loan and obtain the securities on five business days' notice. The Government Income Fund, the Strategic Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Strategic Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the the Strategic Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Strategic Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of either Fund or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund or Portfolio buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Funds or Portfolio if the other party to the repurchase agreement becomes bankrupt, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to enter into


                   Statement of Additional Information Page 3

                             GT GLOBAL INCOME FUNDS

repurchase agreements only with banks and broker/dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. The Manager reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Government Income Fund, the Strategic Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund's or the Portfolio's ability to sell the collateral and the Government Income Fund, the Strategic Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. The Government Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Government Income Fund's borrowings will not exceed 30% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Strategic Income Fund's and the Portfolio's borrowings will not exceed 33 1/3% of the Strategic Income Fund's or the Portfolio's, respective total assets. The Government Income Fund, the Strategic Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.

The Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. The Government Income Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. The Strategic Income Fund and Portfolio may borrow for leveraging purposes. In the event that the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Government Income Fund's, the Strategic Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund or the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Government Income Fund, the Strategic Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve a Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. The Government Income Fund, the Strategic Income Fund and the Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
The Government Income Fund, the Strategic Income Fund and the Portfolio are authorized to make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. The Government Income Fund, the Strategic Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long

                   Statement of Additional Information Page 4

                             GT GLOBAL INCOME FUNDS
positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. The Government Income Fund, the Strategic Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Government Income Fund, the Strategic Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Government Income Fund, the Strategic Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Government Income Fund, the Strategic Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when the Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Government Income Fund, the Strategic Income Fund or the Portfolio or a security convertible into or exchangeable for such security, or when the Manager wants to sell the security the Fund or the Portfolio owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, any future losses in the Government Income Fund's, the Strategic Income Fund's Fund or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

                   Statement of Additional Information Page 5

                             GT GLOBAL INCOME FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund or the Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund or the Portfolio could suffer a loss. In either such case, the Fund or the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Government Income Fund, the Strategic Income Fund and the Portfolio.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, the Government Income Fund, the Strategic Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Government Income Fund, the Strategic Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that the Government Income Fund, the Strategic Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Government Income Fund, the Strategic Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at anytime until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund or the Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique

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could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, the Government Income Fund, the Strategic Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American Style or on (European Style) the expiration date. The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund or the Portfolio, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the

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Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of a Fund's or the Portfolio's total assets at the time of purchase.

The Government Income Fund, the Strategic Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Porfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys

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a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund or the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. The Government Income Fund, the Strategic Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates.

The Government Income Fund's, the Strategic Income Fund and the Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index

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Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is less, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Government Income Fund, the Strategic Income Fund or the Portfolio.

The Government Income Fund, the Strategic Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Government Income Fund, the Strategic Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to

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150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's or the Portfolio's

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portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Fund's or the Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable.

The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward
Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund or the Portfolio has purchased) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS

The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. The Strategic Income Fund and the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio. The Manager, the Strategic Income Fund and


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                             GT GLOBAL INCOME FUNDS

the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Manager. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.


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                                  RISK FACTORS

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ILLIQUID SECURITIES


The Government Income Fund may invest up to 10% of its total assets in securities the disposition of which may be subject to legal or contractual restrictions or the markets for which may be illiquid. The Strategic Income Fund and the Portfolio each may invest up to 15% of net assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to receive approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, each Fund and the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund or the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund or the Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund or the Portfolio, however, could affect adversely the marketability of such portfolio securities and a Fund or the Portfolio might be unable to dispose of such securities promptly or at favorable prices.


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With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager will monitor the liquidity of securities held by each Fund and the Portfolio and report periodically on such decisions to the Company's Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.



FOREIGN SECURITIES


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country.



    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.



    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or the Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Government Income Fund, the Strategic Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In

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addition, where public information  is available, it may  be less reliable  than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in their respective net asset values and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Funds. Moreover, if the value of the foreign currencies in which a Fund or the Portfolio receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund or the Portfolio may be required to liquidate securities in order to make distributions if the Fund or the Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.


Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds and the Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.

The Funds and the Portfolio may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments and
(iii) possible difficulties in obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."



    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable


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companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.



    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.



    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.



The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.



The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.



    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Funds intend to invest in Hong Kong, which will revert to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.



    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin


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American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.



Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.



Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.



    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. The Strategic Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Strategic Income Fund's and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.



Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.



Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


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                             INVESTMENT LIMITATIONS

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Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by the holders of the lesser of (i) 67% of that Fund's shares or the total beneficial interests of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio are represented, or (ii) more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio. Whenever the High Income Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

                             GOVERNMENT INCOME FUND

The Government Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;


        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information and subject to (14) below;



        (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by a Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's total assets;



        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (8) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (14) below;

        (9) Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for the 300% asset coverage;

       (10) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (11) Invest in interests in oil, gas, or other mineral exploration or development programs;

                  Statement of Additional Information Page 20

                             GT GLOBAL INCOME FUNDS

       (12) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

       (13) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (14) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the Government Income Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (1) borrow money to purchase securities; and (2) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.


                             STRATEGIC INCOME FUND

The Strategic Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund);


        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information and subject to (13) below;



        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (5)   Make  loans,  except  that  the  Fund  may  invest  in  loans  and
    participations,  purchase  debt   securities  and   enter  into   repurchase
    agreements and make loans of portfolio securities;

        (6) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (13) below;

        (8) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll"
    transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

                  Statement of Additional Information Page 21

                             GT GLOBAL INCOME FUNDS

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (11) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

       (12) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (13) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the Strategic Income Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Invest more than 15% of its total assets in illiquid securities;

        (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.); and

        (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund).


                       HIGH INCOME FUND AND THE PORTFOLIO


The High Income Fund and the Portfolio each may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, including real estate limited partnerships, provided that the Fund and the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund and the Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund and the Portfolio may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund and the Portfolio may invest in loans and participations, purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in

                  Statement of Additional Information Page 22

                             GT GLOBAL INCOME FUNDS
    connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund and the Portfolio may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's or the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund or the Portfolio from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund or the Portfolio may not exceed one-third of the Fund's or the Portfolio's respective total assets. In the event that the asset coverage for the Fund's or the Portfolio's borrowings falls below 300%, the Fund or the Portfolio will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's or the Portfolio's assets;

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund or the Portfolio may invest in securities of companies that engage in these activities; or

       (10) With respect to 50% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
    Fund).


For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, they intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.



The following investment policies of the High Income Fund and the Portfolio are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors or the Portfolio's Board of Trustees without shareholder approval. The Fund and the Portfolio each may not:


        (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (3) Purchase or retain the securities of any issuer, if, to the Fund's or the Portfolio's knowledge, one or more of the officers or Directors of the Company, the Fund's or the Portfolio's investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;

        (4) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

        (5) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund); or

        (6) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund).

                  Statement of Additional Information Page 23

                             GT GLOBAL INCOME FUNDS


Investors should refer to the Prospectus for further information with respect to each Fund's investment objectives, which may not be changed without the approval of shareholders and the Portfolio's investment objectives, which may be changed without the approval of investors in the Portfolio, and other investment policies and techniques, which may be changed without shareholder approval.


--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------
Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Government Income and Strategic Income Funds' and the Portfolio's portfolio transactions and the selection of broker/ dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing portfolio transactions, the Manager seeks the best net results for the Government Income and Strategic Income Funds and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/ dealers in the execution of portfolio transactions.

Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Funds and the Portfolio, the Manager may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.


The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and the Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.

Under a policy adopted by the Company's Board of Directors and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the

                  Statement of Additional Information Page 24

                             GT GLOBAL INCOME FUNDS
other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.

Each  Fund  and  the  Portfolio  contemplates  purchasing  most  foreign  equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by a Fund and the Portfolio in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Continental Depository Receipts ("CDRs") or European Depository Receipts ("EDRs") or securities convertible into foreign equity securities. ADRs, ADSs, CDRs and EDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the OTC markets.



The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1996, 1995 and 1994, the Portfolio paid aggregate brokerage commissions of $86,600, $0 and $24,000, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Government Income Fund paid aggregate brokerage commissions of $24,663, $0 and $92,397, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Strategic Income Fund paid aggregate brokerage commissions of $85,404, $0 and $134,876, respectively.


PORTFOLIO TRADING AND TURNOVER

Each Fund and the Portfolio engages in portfolio trading when the Manager concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's or the Portfolio's average month-end portfolio value, excluding short-term investments. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and could result in the realization of net capital gains that would be taxable when distributed to shareholders. The portfolio turnover rates for the Government Income Fund, Strategic Income Fund and the Portfolio the last two fiscal years were as follows:



                                                                                          YEAR ENDED         YEAR ENDED
                                                                                       OCTOBER 31, 1996   OCTOBER 31, 1995
                                                                                       -----------------  -----------------
Government Income Fund...............................................................           268%               385%
Strategic Income Fund................................................................           177%               238%
High Income Portfolio................................................................           290%               213%


                  Statement of Additional Information Page 25

                             GT GLOBAL INCOME FUNDS

                            DIRECTORS, TRUSTEES AND
                               EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The  term "Directors" as  used below refers  to the Company's  Directors and the
Portfolio's  Trustees  collectively.  The  Company's  Directors  and   executive
officers and the Portfolio's Trustees and executive officers are listed below.


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 26

                             GT GLOBAL INCOME FUNDS


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director of
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and Principal      Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, GT Global, GT Services and G.T. Insurance from February 1996
New York, NY 10036                to October 1996; Vice President, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; Senior Vice President, General
                                  Counsel and Secretary, Strong/ Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                            ------------------------


The Board has a Nominating and Audit Committee, composed of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., and a Trustee and officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio and Growth Portfolio, which also are registered investment companies managed by the Manager. Each of the individuals listed above serves as a Director or officer of the Company as well as a Trustee or officer of the Portfolio. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of 11 registered investment companies with 41 series managed or administered by the Manager. Each Director or Trustee who is not a director, officer or employee of the Manager or any affiliated company is paid aggregate fees of $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers, or employees of the Manager or any affiliated company, received total compensation of $30,200, $30,200, $26,600 and $30,200, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $80,100, $80,100, $72,600 and $80,100, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Company's Funds in the aggregate.


                  Statement of Additional Information Page 27

                             GT GLOBAL INCOME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

The Manager serves as the Government Income Fund's and the Strategic Income Fund's investment manager and administrator under an Investment Management and Administration Contract between the Company and the Manager ("Company Management Contract") and as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and the Manager ("Portfolio Management Contract") (collectively, "Management Contracts"). The Manager serves as the High Income Fund's administrator under an Administration Contract ("Administration Contract") between the Company and the Manager. The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for the Government Income Fund, the Strategic Income Fund and the Portfolio and as administrator, the Manager administers each Fund's and the Portfolio's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, the Funds, and the Portfolio and provides suitable office space, necessary small office equipment and utilities. For these services, the Government Income Fund and the Strategic Income Fund each pay the Manager investment management and administration fees, based on the Funds' average daily net assets computed daily and paid monthly, at the annualized rate of .725% on the first $500 million, .70% on the next 1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, computed daily and paid monthly, to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the High Income Fund bears a pro rata portion of the investment management and administration fee paid by the Portfolio to the Manager. The Portfolio pays such fees, also computed daily and paid monthly at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion, and .40% on amounts thereafter of its average daily net assets, plus 2% of the Portfolio's total investment income as stated in the Portfolio's
Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors or Trustees who are not parties to the Management Contract or the Administration Contract, as applicable, or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Government Income Fund, the Strategic Income Fund and the Portfolio, and the Administration Contract provides that with respect to the High Income Fund, either the Company, the Portfolio or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Management Contracts and the Administration Contract terminate automatically in the event of their assignment (as defined in the 1940 Act).


In each of the last three fiscal years the Government Income Fund paid investment management and administration fees to the Manager in the following amounts:


                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $ 3,672,503
1995.......................................................................................................     4,946,971
1994.......................................................................................................     6,390,750


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                             GT GLOBAL INCOME FUNDS

In each of the last three fiscal years the Strategic Income Fund paid investment management and administration fees to the Manager in the following amounts:


                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $ 3,807,689
1995.......................................................................................................     4,293,053
1994.......................................................................................................     5,392,542


In each of the last three fiscal years the Portfolio paid investment management and administration fees to the Manager in the following amounts:


                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $ 3,014,924
1995.......................................................................................................     2,411,786
1994.......................................................................................................     2,266,420


In each of the last three fiscal years the High Income Fund paid administration fees to the Manager in the following amounts:


                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $ 1,015,220
1995.......................................................................................................       860,884
1994.......................................................................................................       886,795


DISTRIBUTION SERVICES
Each Fund's Class A and Class B shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.


As described in the Prospectus, the Company has adopted a separate Distribution Plan for each class of each Fund in accordance with Rule 12b-1 under the 1940 Act (each a"Class A Plan" and "Class B Plan," respectively, and collectively, "Plans"). The rate of payments by each Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under a Class A Plan will have been incurred within one year of such reimbursement. The following table discloses payments made by each Fund to GT Global under the Class A Plan and the Class B Plan for the fiscal year ended October 31, 1996.



                                                                                           CLASS A           CLASS B
                                                                                       ----------------  ----------------
                                                                                          YEAR ENDED        YEAR ENDED
                                                                                       OCTOBER 31, 1996  OCTOBER 31, 1996
                                                                                       ----------------  ----------------
Government Income Fund...............................................................     $1,074,110        $2,006,881
Strategic Income Fund................................................................     $  625,247        $3,468,104
High Income Fund.....................................................................     $  560,451        $2,405,007



In approving the Plans, the Directors determined that the adoption of the Class B Plan or continuation of the Class A Plan, as applicable, was in the best interests of the shareholders of the Funds. Agreements related to the Plans also must be approved by such vote of the Directors, including a majority of the Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.


Each Plan requires that, at least quarterly, the Directors will review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.


As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares.


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                             GT GLOBAL INCOME FUNDS

The following tables review the extent of such activity during the last three fiscal years:

                          YEAR ENDED OCTOBER 31, 1996


                                                                              SALES CHARGES    AMOUNTS       AMOUNTS
                                                                                COLLECTED     RETAINED      REALLOWED
                                                                              -------------  -----------  -------------
Government Income Fund......................................................   $    88,272   $    15,917  $      72,355
Strategic Income Fund.......................................................
High Income Fund............................................................


                          YEAR ENDED OCTOBER 31, 1995

                                                                              SALES CHARGES    AMOUNTS       AMOUNTS
                                                                                COLLECTED     RETAINED      REALLOWED
                                                                              -------------  -----------  -------------
Government Income Fund......................................................   $   305,067   $    58,490  $     246,577
Strategic Income Fund.......................................................       399,242        68,458        330,784
High Income Fund............................................................       537,880        67,403        470,477

                          YEAR ENDED OCTOBER 31, 1994

                                                                              SALES CHARGES    AMOUNTS       AMOUNTS
                                                                                COLLECTED     RETAINED      REALLOWED
                                                                              -------------  -----------  -------------
Government Income Fund......................................................   $ 2,518,304   $   169,742  $   2,348,562
Strategic Income Fund.......................................................     3,565,247       732,755      2,832,492
High Income Fund............................................................     1,888,649       330,237      1,558,412


GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares and certain Class A shares. The following table discloses the amount of CDSCs collected by GT Global with regard to the GT Global Income Funds for the periods shown.


                             GOVERNMENT INCOME FUND


                                                                                         CDSCS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED
-----------------------------------------------------------------------------------  -------------
    1996...........................................................................   $ 1,467,051
    1995...........................................................................     1,596,085
    1994...........................................................................       809,221


                             STRATEGIC INCOME FUND


                                                                                         CDSCS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED
-----------------------------------------------------------------------------------  -------------
    1996...........................................................................   $ 1,925,586
    1995...........................................................................     1,337,974
    1994...........................................................................     1,084,779


                                HIGH INCOME FUND


                                                                                         CDSCS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED
-----------------------------------------------------------------------------------  -------------
    1996...........................................................................   $ 1,739,271
    1995...........................................................................     2,443,970
    1994...........................................................................       990,675



TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for them. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by each Fund, for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as each Fund's pricing and accounting agent. As of October 31, 1996 and October 31, 1995, the Fund paid transfer agency and accounting services fees to the Manager of Government Income Fund, Strategic Income Fund and High Income Fund $1,026,383 and $1,134,651; $1,159,230 and $1,253,480; and $746,349 and $679,763, respectively.


EXPENSES OF THE FUNDS AND THE PORTFOLIO

Each Fund and the Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees


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                             GT GLOBAL INCOME FUNDS

discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds and other funds organized as series of the Company are allocated  on  a basis  deemed fair  and equitable,  which may  be based  on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's and the Portfolio's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing business time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's and the Portfolio's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by a Fund or the Portfolio are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. When market quotations for futures and options on futures held by a Fund or the Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's or the Portfolio's total assets. The Fund's or the Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's or the Portfolio's net assets is so determined, that value is then divided by the total

                  Statement of Additional Information Page 31

                             GT GLOBAL INCOME FUNDS
number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.

European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Funds' respective net
asset   values  therefore  may   not  take  place   contemporaneously  with  the
determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

--------------------------------------------------------------------------------

                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES

Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectuses.


LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 business days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

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                             GT GLOBAL INCOME FUNDS

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their brokers should specify whether the investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)


Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Code. IRA applications are available from brokers or GT Global.


EXCHANGES BETWEEN FUNDS
Shares of each Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' prior notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone, telex or telegram redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders of a Fund owning Class A or Class B shares with a value of $10,000 or more, may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectuses). A corporation (or partnership) also must submit a "Corporation Resolution" or "Certificate of Partnership" indicating the names,

                  Statement of Additional Information Page 33

                             GT GLOBAL INCOME FUNDS
titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon 30 days' written notice or by a shareholder upon written notice to a Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Funds' Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds from disposing of their portfolio securities or in fairly determining the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemption in kind." Payments of redemption in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS

Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The High


                  Statement of Additional Information Page 34

                             GT GLOBAL INCOME FUNDS
Income Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


See "Taxation of Certain Investment Activities" below for a discussion of the tax consequences to the High Income Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by, the Portfolio.


TAXATION OF THE PORTFOLIO -- GENERAL
The Portfolio is treated as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, the High Income Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to New York income or franchise tax.


Because, as noted above, the High Income Fund is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the High Income Fund will be able to continue to satisfy all those requirements.



Distributions to the High Income Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The High Income Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (2) that Fund's share of the Portfolio's losses.


TAXATION OF CERTAIN INVESTMENT ACTIVITIES
For purposes of the following discussion, "Investor Fund" means the Government Income Fund, the Strategic Income Fund or the Portfolio.


    FOREIGN TAXES. Interest and dividends received by an Investor Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of the High Income Fund, its proportionate share of any foreign taxes paid by the Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's income from those sources) as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election.


    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Investor Fund may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an

                  Statement of Additional Information Page 35

                             GT GLOBAL INCOME FUNDS
average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of the High Income Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the High Income Fund, by the Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of the High Income Fund, the Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be
taxable  to  the  Fund  to  the  extent  that  income  is  distributed  to   its
shareholders.


If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the High Income Fund) would be required to include in income each taxable year its pro rata share (taking into account, the case of the High Income Fund, its proportionate share of the Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Investor Fund (or, in the case of the Portfolio, the High Income Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.



Pursuant to proposed regulations, open-end RICs such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).



    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Investors Funds' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the High Income Fund). However, income from the disposition by an Investor Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) if they are held for less than three months. Income from the disposition by an Investor Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for that Investor Fund, (or, in the case of the Portfolio, the High Income Fund) if they are held for less than three months.



If an Investor Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Investor Fund (or, in the case of the Portfolio, the High Income Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Investor Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, an Investor Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) to continue to qualify as a RIC.



Futures and  Forward Contracts  that are  subject to  Section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.


                  Statement of Additional Information Page 36

                             GT GLOBAL INCOME FUNDS


The Strategic Income Fund and the Portfolio each may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, that Fund and the Portfolio (and, through it, the High Income
Fund) each must include in its income the portion of the OID that accrues on the securities during the taxable year, even if no corresponding payment on them is received during the year. Similarly, the Strategic Income Fund and the Portfolio each must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, either of them may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its shares of the total amount of cash the Portfolio actually receives). Those distributions will be made from the Fund's (or, in the case of the High Income Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund may (directly or through the Portfolio) realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the ability of the Strategic Income Fund or the Portfolio, as the case may be, to sell other securities, or certain options, Futures, Forward Contracts or foreign currency positions, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.


TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through the Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolio.
Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


                  Statement of Additional Information Page 37

                             GT GLOBAL INCOME FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz and Verwaltung AG, in Zurich, Switzerland.



Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan), in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of each Fund's and the Portfolio's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Funds and the Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston Massachusetts 02109. Coopers & Lybrand L.L.P. conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' and the Portfolio's federal and state income tax returns and consults with the Company, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Funds and the Portfolio the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by the Company, the Funds and/or the Portfolio at any time, or to grant the use of such names to any other company.

--------------------------------------------------------------------------------


                               INVESTMENT RESULTS


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STANDARDIZED RETURNS


Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares,


                  Statement of Additional Information Page 38

                             GT GLOBAL INCOME FUNDS

deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund and High Income Fund, stated as average annualized total returns for the periods shown, were:


                                                    STRATEGIC     STRATEGIC     GOVERNMENT     GOVERNMENT        HIGH
                                                      INCOME        INCOME        INCOME         INCOME         INCOME
                                                       FUND          FUND          FUND           FUND           FUND
PERIOD                                              (CLASS A)     (CLASS B)      (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------  ------------  ------------  -------------  -------------  ------------
Fiscal year ended October 31, 1996...............       17.15%        17.15%         2.03%          1.57%         32.44%
October 31, 1991 through October 31, 1996........       10.48%          n/a          5.64%           n/a            n/a
October 22, 1992 (commencement of operations)
 through October 31, 1996........................         n/a         10.27  %        n/a           5.57   %      16.20 %
March 29, 1988 (commencement of operations)
 through October 31, 1996........................        8.96  %        n/a          6.73   %        n/a            n/a

                                                       HIGH
                                                      INCOME
                                                       FUND
PERIOD                                              (CLASS B)
-------------------------------------------------  ------------
Fiscal year ended October 31, 1996...............       33.16%
October 31, 1991 through October 31, 1996........         n/a
October 22, 1992 (commencement of operations)
 through October 31, 1996........................       16.52  %
March 29, 1988 (commencement of operations)
 through October 31, 1996........................         n/a



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, each Fund also may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.



Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.



The average annual Non-Standardized Returns for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund and High Income Fund, stated as average annualized total returns for the periods shown, were:


                                                    STRATEGIC     STRATEGIC     GOVERNMENT     GOVERNMENT        HIGH
                                                      INCOME        INCOME        INCOME         INCOME         INCOME
                                                       FUND          FUND          FUND           FUND           FUND
PERIOD                                              (CLASS A)     (CLASS B)      (CLASS A)      (CLASS B)     (CLASS A)
-------------------------------------------------  ------------  ------------  -------------  -------------  ------------
Fiscal year ended October 31, 1996...............       23.00%        22.15%         7.11%          6.54%         39.05%
October 31, 1991 through October 31, 1996........       11.56%          n/a          6.68%           n/a            n/a
October 22, 1992 (commencement of operations)
 through October 31, 1996........................         n/a         10.64  %        n/a           5.94   %      17.61 %
March 29, 1988 (commencement of operations)
 through October 31, 1996........................        9.58  %        n/a          7.34   %        n/a            n/a

                                                       HIGH
                                                      INCOME
                                                       FUND
PERIOD                                              (CLASS B)
-------------------------------------------------  ------------
Fiscal year ended October 31, 1996...............       38.16%
October 31, 1991 through October 31, 1996........         n/a
October 22, 1992 (commencement of operations)
 through October 31, 1996........................       16.83  %
March 29, 1988 (commencement of operations)
 through October 31, 1996........................         n/a



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized
Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund and High Income Fund, stated as aggregate total returns for the periods shown, were:



                                                    STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT     HIGH        HIGH
                                                     INCOME      INCOME       INCOME       INCOME      INCOME      INCOME
                                                      FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                                              (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
--------------------------------------------------  ---------   ---------   ----------   ----------   ---------   ---------
October 22, 1992 (commencement of operations)
 through October 31, 1996.........................      n/a      50.21%         n/a        26.14%      92.10%      87.02%
March 29, 1988 (commencement of operations)
 through October 31, 1996.........................   119.43%       n/a        83.72%         n/a         n/a         n/a


                  Statement of Additional Information Page 39

                             GT GLOBAL INCOME FUNDS


The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Strategic Income Fund, Government Income Fund and High Income Fund, stated as aggregate total returns for the periods shown, were:



                                                    STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT     HIGH        HIGH
                                                     INCOME      INCOME       INCOME       INCOME      INCOME      INCOME
                                                      FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                                              (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
--------------------------------------------------  ---------   ---------   ----------   ----------   ---------   ---------
October 22, 1992 (commencement of operations)
 through October 31, 1996.........................      n/a      48.21%         n/a        24.37%      82.97%      85.02%
March 29, 1988 (commencement of operations)
 through October 31, 1996.........................   109.01%       n/a        74.99%         n/a         n/a         n/a



YIELD


Each Fund may also include its current yield ("Yield") in advertisements, sales literature and shareholder reports. Yield, which is calculated separately for Class A and Class B shares of each Fund, is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the Securities and Exchange Commission:


                   a-b
YIELD =   2     [( --  + 1  )   (6)-1]
                   cd


The Yields of the Class A shares of the Strategic Income Fund, Government Income Fund and the High Income Fund for the one-month period ended October 31, 1996 were 6.58%, 6.23% and 7.29%, respectively. The current yields of the Class B shares of Strategic Income Fund, Government Income Fund and High Income Fund for the one-month period ended October 31, 1996 were 6.23%, 5.87% and 7.00%, respectively.


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, as amended, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.

Each Fund and GT Global, from time to time, may compare the Funds with, but not limited to, the following:

        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets including the Salomon Brothers World Government Bond Index, which is a widely used index of ten year government bonds with remaining maturities greater than one year.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).


        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

                  Statement of Additional Information Page 40

                             GT GLOBAL INCOME FUNDS

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities and the Salomon Brothers Brady Bond Index which measures the total return performance of Brady Bonds issued since March, 1990, and are issued in U.S. dollar denominated instruments.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.


       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.


       (13) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on bond and stock markets in developing countries

       (14) J.P. Morgan & Co. Bond Indices, including, among others, the J.P. Morgan Traded Government Bond Index which is an index composed of liquid non-U.S. fixed income securities based on market weightings and currency since 1986.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The  World  Bank  Publication  of  Trends  in  Developing  Countries
    ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (18) Datastream and Worldscope, each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20) Various publications and reports produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.

                  Statement of Additional Information Page 41

                             GT GLOBAL INCOME FUNDS


       (22) Various publications including but not limited to ratings agencies such as Moody's, S&P and Fitch.


       (23) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (24) Various publications from the Organization for Economic Cooperation and Development ("OECD").


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman
Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, Mutual Funds Magazine, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.


From time to time, each Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes the GT Global Income Funds can be an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The GT Global Income Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. Each Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. Each Fund differs from bank investments in several respects. Each Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, each Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

                  Statement of Additional Information Page 42

                             GT GLOBAL INCOME FUNDS


GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds. Each Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.


In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

Each Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, each Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, each Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, each Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


Each Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2), in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.


Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.



Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans, which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.



ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.


                  Statement of Additional Information Page 43

                             GT GLOBAL INCOME FUNDS


SEP-IRAS: Simplified employee pension plans "SEPs" or "SEP-IRAs" provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.



CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and  most
other   not-for-profit   corporations   can   make   pre-tax   salary  reduction
contributions to these accounts.



PROFIT-SHARING  (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Market risk entails a change in value of a security due to market uncertainty. Industry risk can be described as the market risk associated with companies engaged in a similar business.

The next two risks, credit and interest rate risk, more often are associated with fixed income investing. Credit risk refers to the creditworthiness of an issuer of debt securities and its ability to pay interest and repay the principal value of the bond. Interest rate risk has two components. When interest rates rise or fall the value of the security generally will move correspondingly in the opposite direction. Further, the longer the maturity the greater the impact on the bond's value.

Finally, there is inflation risk which does not affect a security's value but its purchasing power, i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.


From time to time, the Funds and GT Global will quote data regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of such financial organizations as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.



 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.



 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.



 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.


13) Total exports and imports by year: IFC, The World Bank and Datastream.



14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.

                  Statement of Additional Information Page 44

                             GT GLOBAL INCOME FUNDS

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



GT GLOBAL ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


In addition, the GT Global Strategic Income Fund and the GT Global High Income Fund, from time to time, may quote yields and total returns of representative debt instruments from emerging market countries in its advertising and sales literature.

ECONOMIC DEVELOPMENT IN EMERGING MARKETS
The Manager has identified six phases to track the progress of developing economies.

In addition, the Manager focuses on the transitions between each phase:

    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.

    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.

    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.

                  Statement of Additional Information Page 45

                             GT GLOBAL INCOME FUNDS

EMERGING MARKET TRADING VOLUME
The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991, to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

Moody's rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

        A   --  Upper-medium-grade-obligations.   Factors  giving   security  to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                  Statement of Additional Information Page 46

                             GT GLOBAL INCOME FUNDS

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal and differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay senior short-term debt obligations. Prime-1 repayment capacity generally will be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization

                  Statement of Additional Information Page 47

                             GT GLOBAL INCOME FUNDS
structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability to repay senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P ratings of commercial paper are graded into several categories ranging from A-1 for the highest quality obligations to "D" for the lowest. A-1 -- This highest rating indicates that the degree of safety regarding timely payment is
strong.  Those   issues   determined   to  possess   extremely   strong   safety
characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Funds as of October 31, 1996 and for the year then ended appear on the following pages.


                  Statement of Additional Information Page 48

                             GT GLOBAL INCOME FUNDS

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of GT Global Government Income Fund, GT Global High Income Fund - Consolidated, and GT Global Strategic Income Fund, including the portfolios of investments, as of October 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of GT Global Government Income Fund, GT Global High Income Fund - Consolidated, and GT Global Strategic Income Fund as of October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

                        GT GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (89.0%)
  Australia (4.8%)
    Commonwealth of Australia, 9.5% due 8/15/03 ..........   AUD           21,800,000   $ 19,335,562         4.8
  Canada (11.8%)
    Canadian Government:
      7% due 12/1/06 .....................................   CAD           40,000,000     31,138,957         7.6
      8.75% due 12/1/05 ..................................   CAD           19,600,000     17,046,021         4.2
  Colombia (1.1%)
    Republic of Colombia, 7.25% due 2/23/04 ..............   USD            4,875,000      4,635,638         1.1
  Denmark (2.9%)
    Kingdom of Denmark, 7% due 12/15/04 ..................   DKK           67,000,000     11,834,313         2.9
  Finland (2.0%)
    Finnish Government, 9.5% due 3/15/04 .................   FIM           31,000,000      8,182,127         2.0
  Germany (17.6%)
    Deutschland Republic, 6% due 1/5/06 ..................   DEM          108,650,000     71,726,974        17.6
  Ireland (1.9%)
    Irish Gilts, 8% due 8/18/06 ..........................   IEP            4,500,000      7,859,990         1.9
  Italy (9.0%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      9.5% due 2/1/99 ....................................   ITL       22,600,000,000     15,650,408         3.8
      10.5% due 11/1/00 ..................................   ITL       17,000,000,000     12,393,065         3.1
      9.5% due 2/1/01 ....................................   ITL       12,110,000,000      8,593,403         2.1
  Mexico (1.1%)
    United Mexican States, 7.6875% due 8/6/01 - 144A+
     {.} .................................................   USD            4,490,000      4,491,347         1.1
  New Zealand (2.6%)
    New Zealand Government, 8% due 11/15/06 ..............   NZD           14,200,000     10,554,326         2.6
  Poland (1.1%)
    Republic of Poland, Past Due Interest, 4% due 10/27/14
     - Registered++ ......................................   USD            5,605,000      4,631,131         1.1
  South Africa (1.1%)
    Republic of South Africa, 9.625% due 12/15/99 ........   USD            4,240,000      4,515,600         1.1
  Spain (2.0%)
    Kingdom of Spain, 10.1% due 2/28/01 ..................   ESP          950,000,000      8,292,480         2.0
  Sweden (4.8%)
    Swedish Government, 13% due 6/15/01 ..................   SEK          101,000,000     19,323,805         4.8
  United Kingdom (10.5%)
    United Kingdom Treasury:
      7.5% due 12/7/06 ...................................   GBP           16,000,000     25,821,527         6.3
      7% due 11/6/01 .....................................   GBP           10,500,000     16,923,202         4.2
  United States (14.7%)
    United States Treasury Note:
      7.875% due 11/15/04 ................................   USD           27,225,000     29,916,660         7.3
      6.25% due 10/31/01 .................................   USD           20,000,000     20,150,000         5.0

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL GOVERNMENT INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
    United States Treasury Bond, 6.875% due 8/15/25 ......   USD            9,500,000   $  9,726,738         2.4
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $351,306,081) .......                               362,743,274        89.0
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Treasury Bills (4.4%)
  New Zealand (2.2%)
    New Zealand Treasury Bill, 9.23% due 1/15/97 .........   NZD           13,160,000      9,133,580         2.2
  Philippines (2.2%)
    Philippine Treasury Bill, 9.94% due 11/27/96 .........   PHP          233,300,000      8,832,945         2.2
                                                                                        ------------
Total Treasury Bills (cost $17,878,115) ..................                                17,966,525
                                                                                        ------------
Commercial Paper - Discounted (3.1%)
  Indonesia (1.2%)
    PT Bank Tabungan Negara, effective yield 16.02%, due
     9/12/97 .............................................   IDR       12,000,000,000      4,552,243         1.1
    PT Bank Degang Negara, effective yield 16.02%, due
     9/12/97 .............................................   IDR          750,000,000        284,515         0.1
  Thailand (1.9%)
    Bank of Ayudhya, 10.25% due 9/24/97 ..................   THB          100,000,000      3,914,304         1.0
    Siam City Bank Co., Ltd., 10.58% due 11/25/96 ........   THB          100,000,000      3,898,078         0.9
                                                                                        ------------
Total Commercial Paper - Discounted (cost $12,670,668) ...                                12,649,140
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $30,548,783) ..........                                30,615,665         7.5
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1996 with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55%, collateralized by $2,365,000 U.S. Treasury
   Bonds, 7.125% due 2/15/23 (market value of collateral
   is $2,497,903, including accrued interest). (cost
   $2,446,377) ...........................................                                 2,446,377         0.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $384,301,241) * ..................                               395,805,316        97.1
Other Assets and Liabilities .............................                                11,803,202         2.9
                                                                                        ------------       -----

NET ASSETS ...............................................                              $407,608,518       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          * For Federal income tax purposes, cost is $384,541,135 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  13,757,185
                 Unrealized depreciation:            (2,493,004)
                                                  -------------
                 Net unrealized appreciation:     $  11,264,181
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL GOVERNMENT INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                                                                  UNREALIZED
                                           MARKET VALUE    CONTRACT   DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)    PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   --------   --------  --------------
Australian Dollars......................       3,628,300    1.26651   11/12/96   $    12,069
Canadian Dollars........................       4,631,930     1.3427   11/29/96        14,368
Canadian Dollars........................       3,436,593    1.34525   11/29/96        17,154
Canadian Dollars........................       1,165,453      1.366   11/29/96        23,433
Canadian Dollars........................       3,346,943    1.35055   11/29/96        29,776
Canadian Dollars........................       3,735,427     1.3503   11/29/96        32,546
Danish Kroner...........................       8,920,056     5.7816   01/17/97        (9,227)
Deutsche Marks..........................      14,902,129    1.51102   01/30/97        64,470
Deutsche Marks..........................      21,428,571    1.45885   11/04/96      (801,268)
Deutsche Marks..........................       4,661,689     1.5052   11/04/96       (25,396)
Deutsche Marks..........................         198,229     1.5073   11/04/96          (802)
Deutsche Marks..........................       7,433,593     1.5066   11/04/96       (33,552)
Irish Punts.............................       4,794,643     0.6252   01/02/97        76,118
Irish Punts.............................      13,246,732    0.62509   01/02/97       208,108
Italian Liras...........................       8,379,070   1,531.31   01/21/97        41,111
Italian Liras...........................       4,560,976   1,545.30   01/21/97        63,467
Japanese Yen............................      12,352,371     109.85   01/13/97      (301,248)
Japanese Yen............................      12,605,919    111.845   02/05/97       (36,577)
Japanese Yen............................      13,804,625      105.3   11/05/96    (1,105,157)
Japanese Yen............................      11,472,720     107.55   11/29/96      (614,681)
Japanese Yen............................       6,001,115      109.3   11/29/96      (220,294)
                                          --------------                        --------------
  Total Contracts to Buy (Payable amount
   $167,272,666)........................     164,707,084                          (2,565,582)
                                          --------------                        --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 40.41%.

CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................       4,115,507    1.29149   11/12/96       (93,019)
Australian Dollars......................       1,485,385    1.27251   11/12/96       (11,916)
Australian Dollars......................         582,271    1.26871   11/12/96        (2,944)
Canadian Dollars........................      22,337,854      1.368   11/29/96      (481,129)
Canadian Dollars........................       4,736,522     1.3644   11/29/96       (89,791)
Canadian Dollars........................       7,172,020     1.3522   11/29/96       (72,479)
Canadian Dollars........................       1,270,045     1.3574   11/29/96       (17,651)
Canadian Dollars........................         687,319    1.35016   11/29/96        (5,918)
Canadian Dollars........................         164,359    1.34715   11/29/96        (1,051)
Danish Kroner...........................       6,565,784     5.8727   01/17/97       (95,166)
Danish Kroner...........................      14,863,819    5.81074   01/17/97       (59,243)
Deutsche Marks..........................       7,092,137    1.50452   01/30/97          (174)
Deutsche Marks..........................       7,809,992     1.4983   01/30/97        32,229
Deutsche Marks..........................       3,733,316    1.50859   11/04/96        11,903
Deutsche Marks..........................       1,982,292     1.4746   11/04/96        52,158
Deutsche Marks..........................       6,862,033    1.48714   11/04/96       121,170
Deutsche Marks..........................      21,144,443    1.49762   11/04/96       222,793
Finnish Markkaa.........................       8,536,304       4.53   01/02/97       (35,200)
Irish Punts.............................       8,382,003    0.61708   01/02/97       (24,529)
Irish Punts.............................         764,407    0.52481   01/02/97       (11,665)
Irish Punts.............................       8,894,965    0.61081   01/02/97        65,027
Italian Liras...........................      19,326,725   1,546.70   01/21/97      (286,187)
Japanese Yen............................      12,352,371    112.755   01/13/97       (24,758)
Japanese Yen............................       1,846,479    107.883   11/05/96       100,074
Japanese Yen............................       3,165,392    108.307   11/05/96       158,493
Japanese Yen............................       8,792,755      105.3   11/05/96       703,921
Japanese Yen............................       3,388,865    109.304   11/29/96       124,273
Japanese Yen............................       4,377,284    109.354   11/29/96       158,444
Japanese Yen............................       9,707,686     107.88   11/29/96       488,829
New Zealand Dollars.....................      19,930,083    1.42847   01/31/97      (118,668)
Swedish Kronor..........................      13,732,602     6.6109   01/21/97      (118,722)
Swiss Francs............................       6,300,745    1.24608   01/03/97        39,137
Swiss Francs............................       4,346,716    1.24171   01/03/97        42,393
Swiss Francs............................       6,157,184    1.24205   01/03/97        58,347
                                          --------------                        --------------
  Total Contracts to Sell (Receivable
   amount $253,436,645).................     252,607,664                             828,981
                                          --------------                        --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 61.97%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                         $(1,736,601)
                                                                                --------------
                                                                                --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                  GLOBAL HIGH INCOME PORTFOLIO - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (62.4%)
  Argentina (10.9%)
    Republic of Argentina:
      Discount Bond, 6.4375% due 3/31/23+ .................   USD          26,305,000   $ 19,087,566         4.3
      BOCON Pre 4, 5.4453% due 9/1/02[.] + ................   USD          15,293,000     15,346,526         3.5
      Par Bond, 5.25% due 3/31/23++ .......................   USD          20,381,000     12,152,171         2.7
      Floating Rate Bond, 6.625% due 3/31/05+ .............   USD           2,203,040      1,816,131         0.4
  Brazil (9.6%)
    Federal Republic of Brazil:
      C Bond, 4.5% due 4/15/14 (Effective rate at period
       end is 6.92813%, including "payment-in-kind"
       bonds.)[.] ++ ......................................   USD          55,360,363     38,404,647         8.6
      MYDFA Floating Rate Note, 6.6875% due 9/15/07 -
       144A{.} + ..........................................   USD           5,191,000      4,350,707         1.0
  Bulgaria (2.9%)
    Bulgaria, Discount Bond Series A, 6.6875% due 7/28/24 -
     EURO+ ................................................   USD          25,780,000     13,067,238         2.9
  Costa Rica (1.7%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.34375% due 5/21/05
       (Effective maturity date 8/23/03)+ .................   USD           6,036,880      5,825,589         1.3
      Principal Bond Series A, 6.25% due 5/21/10 ..........   USD           1,900,000      1,539,000         0.4
  Ecuador (4.9%)
    Ecuador:
      Past Due Interest Bond, 3% due 2/27/15 - Euro
       (Effective rate at period end is 4.96%, including
       "payment-in-kind" bonds.)[.] + .....................   USD          28,818,107     16,138,140         3.6
      Past Due Interest Bond, 3% due 2/27/15 - Registered
       (Effective rate at period end is 4.96%, including
       "payment-in-kind" bonds.)[.] + .....................   USD           6,079,992      3,404,796         0.8
      Discount Bond, 6.5% due 2/28/25 - EURO+ .............   USD           3,210,000      2,104,556         0.5
  Mexico (8.3%)
    United Mexican States:
      Global Bond, 11.5% due 5/15/26 ......................   USD          12,700,000     12,684,125         2.9
      11.375% due 9/15/16 - 144A{.} .......................   USD           5,640,000      5,625,900         1.3
      7.6875% due 8/6/01 - 144A+ {.} {j} ..................   USD           4,619,000      4,620,386         1.0
      Discount Bond Series C, 6.35156% due 12/31/19+
       +/+ ................................................   USD           4,956,000      4,082,505         0.9
    Banco Nacional de Comercio Exterior, S.N.C. (BNCE)
     Trust Division, 11.25% due 5/30/06 - 144A{.} .........   USD           9,440,000      9,746,800         2.2
  Nigeria (4.8%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20++ ...........................................   USD          34,500,000     21,390,000         4.8
  Panama (3.1%)
    Panama, Interest Reduction Bond, 3.5% due 7/17/14 -
     144A++ {.} ...........................................   USD          21,105,000     13,955,681         3.1
  Philippines (2.7%)
    Republic of Philippines, 8.75% due 10/7/16 -
     144A{.} ..............................................   USD           7,000,000      6,855,625         1.5
    Central Bank of the Philippines, Debt Conversion Bond
     Series B, 6.4375% due 12/1/09+ .......................   USD           5,663,000      5,422,323         1.2
  United States (2.7%)
    United States Treasury Note, 7% due 7/15/06{j} ........   USD          11,660,000     12,194,037         2.7

    The accompanying notes are an integral part of the financial statements.

                                       F5

                  GLOBAL HIGH INCOME PORTFOLIO - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Uruguay (1.5%)
    Banco Central del Uruguay:
      New Money Bond, 6.875% due 2/18/06+ .................   USD           3,750,000   $  3,628,125         0.8
      Par Bond Series A, 6.75% due 2/19/21+/+ .............   USD           2,290,000      1,889,250         0.4
      Par Bond Series B, 6.75% due 2/19/21+/+ .............   USD           1,500,000      1,237,500         0.3
  Venezuela (9.3%)
    Republic of Venezuela:
      Debt Conversion Bond, 6.625% due 12/18/07+ ..........   USD          20,750,000     17,066,875         3.8
      Front Loaded Interest Reduction Bond Series A, 6.625%
       due 3/31/07+ .......................................   USD          13,000,000     10,814,375         2.4
      Par Bond Series A, 6.75% due 3/31/20+/+ .............   USD          13,500,000      9,610,313         2.2
      Front Loaded Interest Reduction Bond Series B, 6.5%
       due 3/31/07+ .......................................   USD           5,000,000      4,159,375         0.9
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $259,273,931) ............................................                              278,220,262
                                                                                        ------------
Sovereign Debt (17.3%)
  Morocco (4.5%)
    Kingdom of Morocco, Tranche A Loan Agreement, 6.4375%
     due 1/1/09+ ..........................................   USD          25,000,000     19,843,750         4.5
  Peru (1.5%)
    Peru Loan Agreement ** -/- ............................   USD           4,600,000      5,384,875         1.2
    Peru Loan Agreement (Citibank Issued) ** -/- ..........   USD           1,000,000      1,170,625         0.3
  Russia (11.3%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ...................................   USD          46,757,000     34,337,172         7.7
      Participation ** -/- ................................   DEM          12,466,000      6,321,960         1.4
      Assignment ** -/- ...................................   DEM           9,819,000      4,979,571         1.1
      Participation ** -/- ................................   USD           6,600,000      4,846,875         1.1
                                                                                        ------------
Total Sovereign Debt (cost $54,521,525) ...................                               76,884,828
                                                                                        ------------
Corporate Bonds (10.8%)
  Argentina (0.5%)
    Industrias Metallurgicas Pescarmona S.A. (IMPSA),
     11.75% due 3/27/98 - 144A{.} .........................   USD           1,950,000      1,989,000         0.5
  Brazil (0.3%)
    Net Sat Servicos LTDA, 12.75% due 8/5/04 - 144A{.} ....   USD           1,134,000      1,190,700         0.3
  Indonesia (5.1%)
    Asia Pulp & Paper International Finance Co., Ltd.,
     11.75% due 10/1/05 ...................................   USD           6,077,000      6,335,273         1.4
    Dharmala Sakti Sejahtera Promissory Note, effective
     yield 20.00%, due 6/9/97 .............................   IDR       9,000,000,000      3,449,610         0.8
    PT Polysindo EKA Perkasa:
      effective yield 20.05%, due 7/27/97 .................   IDR       6,000,000,000      2,246,285         0.5
      13% due 6/15/01 - DTC ...............................   USD             613,000        680,430         0.2
      13% due 6/15/01 - EURO ..............................   USD             395,000        438,450         0.1

    The accompanying notes are an integral part of the financial statements.

                                       F6

                  GLOBAL HIGH INCOME PORTFOLIO - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Corporate Bonds (Continued)
    PT Tjiwi Kimia, 13.25% due 8/1/01 .....................   USD           2,500,000   $  2,812,500         0.6
    Rapp International Finance, 13.25% due 12/15/05 -
     Euro .................................................   USD           2,430,000      2,642,625         0.6
    FSW International Finance Co., 12.5% due 11/1/06 -
     144A{.} ..............................................   USD           2,007,000      2,025,816         0.5
    PT Indah Kiat International Finance Series B, 11.875%
     due 6/15/02 ..........................................   USD           1,510,000      1,615,700         0.4
  Luxembourg (0.5%)
    Millicom International Cellular, effective yield
     13.07%, due 6/1/06 - 144A{.} .........................   USD           3,800,000      2,170,750         0.5
  Malaysia (0.1%)
    Aokam Perdana Bhd., Convertible Bond, 3.5% due
     6/13/04 ..............................................   USD             650,000        453,375         0.1
  Mexico (2.8%)
    Grupo Industrial Durango, S.A., 12.625% due 8/1/03 ....   USD           4,758,000      4,960,215         1.1
    Grupo Irsa, S.A. de C.V., 8.375% due 7/15/98 ..........   USD           3,300,000      3,295,875         0.7
    Cemex, S.A. de C.V. "B", 12.75% due 7/15/06 -
     144A{.} ..............................................   USD           2,420,000      2,622,675         0.6
    Grupo Elektra, S.A. de C.V., 12.75% due 5/15/01 -
     144A{.} ..............................................   USD           1,500,000      1,573,125         0.4
  People's Republic of China (0.7%)
    Zhuhai Highway Co., Ltd., 11.5% due 7/1/08 -
     144A{.} ..............................................   USD           2,900,000      3,124,750         0.7
  Philippines (0.8%)
    Filinvest Capital, Convertible Bond, 3.75% due 2/1/02 -
     Reg. S++ .............................................   USD           1,892,000      1,863,620         0.4
    CE Casecnan Water & Energy, 11.45% due 11/15/05 - Reg.
     S ....................................................   USD           1,030,000      1,138,150         0.3
    Subic Power Corp., 9.5% due 12/28/08 - 144A{.} ........   USD             448,276        463,966         0.1
                                                                                        ------------
Total Corporate Bonds (cost $46,398,969) ..................                               47,092,890
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $360,194,425) ........                              402,197,980        90.5
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                      CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Republic of Argentina: ..................................   USD                  --             --         0.3
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
    Floating Rate Bond 3/31/05, Call Option, strike 77.875,
     expires 11/29/96 .....................................   --           19,800,000        890,050          --
    Floating Rate Bond 3/31/05, Call Option, strike 80.625,
     expires 12/9/96 ......................................   --           19,800,000        512,365          --
  Republic of Brazil C Bond 4/15/14, Call Option, strike
   71.8125, expires 12/26/96 ..............................   USD          99,670,154      1,108,531         0.3
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
  Republic of Venezuela: ..................................   USD                  --             --          --
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
    Debt Conversion Bond 12/18/07, Call Option, strike
     84.15, expires 1/2/97 ................................   --            9,857,000         94,637          --
    Debt Conversion Bond 12/18/07, Call Option, strike
     84.44, expires 1/2/97 ................................   --            9,857,000         85,894          --
                                                                                        ------------       -----

TOTAL OPTIONS (cost $3,779,230) ...........................                                2,691,477         0.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                       F7

                  GLOBAL HIGH INCOME PORTFOLIO - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
SHORT-TERM INVESTMENTS                                       CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Commercial Paper - Discounted (3.8%)
  Thailand (0.2%)
    TPI Polene Public Co., Ltd., current yield 10.36% due
     1/6/97 ...............................................   THB          25,000,000   $    962,735         0.2
  United States (3.6%)
    Merrill Lynch & Co., current yield 5.38% due
     11/5/96 ..............................................   USD          16,000,000     15,990,436         3.6
                                                                                        ------------
Total Commercial Paper - Discounted (cost $16,958,338) ....                               16,953,171
                                                                                        ------------
Government & Government Agency Obligations (2.0%)
  Mexico (2.0%)
    Mexican Cetes, current yield 29.66% due 1/23/97 .......   MXN           4,567,238      5,351,413         1.2
    Mexican Cetes, current yield 29.61% due 1/16/97 .......   MXN           1,340,951      1,578,527         0.4
    Mexican Cetes, current yield 26.88% due 1/30/97 .......   MXN           1,225,706      1,436,292         0.3
    Mexican Cetes, current yield 29.66% due 2/20/97 .......   MXN             325,125        372,690         0.1
    Mexican Cetes, current yield 29.66% due 2/6/97 ........   MXN             135,468        156,927          --
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $8,891,671) ..............................................                                8,895,849
                                                                                        ------------
Commercial Paper - Indexed (1.4%)
  Philippines (1.4%)
    National Westminster Bank PLC, Currency-Linked CD,
     12.3798% due 2/28/97 (cost $6,500,000) ...............   USD           6,500,000      6,418,711         1.4
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $32,350,009) ...........                               32,267,731         7.2
                                                                                        ------------       -----

                                                                                                         % OF NET
REPURCHASE AGREEMENT                                                                                      ASSETS
-----------------------------------------------------------                                            -------------
  Dated October 31, 1996, with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55% collateralized by $3,010,000 U.S. Treasury Bonds,
   7.125% due 2/15/23 (market value of collateral is
   $3,179,150, including accrued interest).
   (cost $3,112,480)  .....................................                                3,112,480         0.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $399,436,144) * ...................                              440,269,668        99.0
Other Assets and Liabilities ..............................                                4,348,817         1.0
                                                                                        ------------       -----

NET ASSETS ................................................                             $444,618,485       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {j} Security is segregated as collateral for when-issued securities held by the Fund. See Note 1 of Notes to Financial Statements.
          * For Federal income tax purposes, cost is $401,018,014 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  42,322,854
                 Unrealized depreciation:            (3,071,200)
                                                  -------------
                 Net unrealized appreciation:     $  39,251,654
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                  GLOBAL HIGH INCOME PORTFOLIO - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                                                                  UNREALIZED
                                           MARKET VALUE    CONTRACT   DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)    PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   --------   --------  --------------
Deutsche Marks..........................       6,587,811    1.47060   11/13/96   $   191,735
                                          --------------                        --------------
  Total Contracts to Sell (Receivable
   amount $6,779,546)...................       6,587,811                             191,735
                                          --------------                        --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 1.48%.
  Total Open Forward Foreign Currency
   Contracts............................                                         $   191,735
                                                                                --------------
                                                                                --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL STRATEGIC INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (82.1%)
  Argentina (6.4%)
    Republic of Argentina:
      Discount Bond, 6.4375% due 3/31/23+ ................   USD           16,365,000   $ 11,874,853         2.3
      BOCON Pre 4, 5.4453% due 9/1/02[.] + ...............   USD            9,290,000      9,322,515         1.8
      Par Bond, 5.25% due 3/31/23++ ......................   USD           11,350,000      6,767,438         1.3
      Floating Rate Bond, 6.625% due 3/31/05+ ............   USD            6,224,960      5,131,701         1.0
  Australia (2.2%)
    Commonwealth of Australia, 9.5% due 8/15/03 ..........   AUD           13,000,000     11,530,381         2.2
  Brazil (4.2%)
    Federal Republic of Brazil:
      C Bond, 4.5% due 4/15/14 (Effective rate at period
       end is 6.928125%, including "payment-in-kind"
       bonds.)[.] ++ .....................................   USD           27,866,864     19,332,637         3.7
      MYDFA Floating Rate Note, 6.6875% due 9/15/07 -
       144A+ {.} .........................................   USD            3,326,000      2,787,604         0.5
  Bulgaria (1.6%)
    Bulgaria, Discount Bond Series A, 6.6875% due 7/28/24
     - EURO+ .............................................   USD           15,872,000      8,045,120         1.6
  Canada (2.7%)
    Canadian Government:
      8.75% due 12/1/05 ..................................   CAD           10,500,000      9,131,797         1.8
      8% due 11/1/98 .....................................   CAD            6,000,000      4,785,187         0.9
  Costa Rica (0.8%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.34375% due 5/21/05
       (Effective maturity date 8/23/03)+ ................   USD            2,711,480      2,616,578         0.5
      Principal Bond Series A, 6.25% due 5/21/10 .........   USD            1,900,000      1,539,000         0.3
  Denmark (2.8%)
    Kingdom of Denmark, 7% due 12/15/04 ..................   DKK           81,000,000     14,307,236         2.8
  Ecuador (2.6%)
    Ecuador:
      Past Due Interest Bond, 3% due 2/27/15 - Euro
       (Effective rate at period end is 4.96%, including
       "payment-in-kind" bonds.)[.] + ....................   USD           16,652,835      9,325,588         1.8
      Discount Bond, 6.5% due 2/28/25 - Euro+ ............   USD            6,520,000      4,274,675         0.8
      Past Due Interest Bond, 3% due 2/27/15 - 144A
       (Effective rate at period end is 4.96%, including
       "payment-in-kind" bonds.)[.] + {.} ................   USD                1,058            592          --
  France (1.7%)
    France O.A.T., 7.25% due 4/25/06 .....................   FRF           40,000,000      8,576,852         1.7
  Germany (9.9%)
    Deutschland Republic:
      6% due 1/5/06 ......................................   DEM           45,000,000     29,707,608         5.7
      8.25% due 9/20/01 ..................................   DEM           14,500,000     10,885,060         2.1
    Treuhandanstalt, 7.125% due 1/29/03 ..................   DEM           15,000,000     10,746,994         2.1
  Italy (3.9%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      10.5% due 11/1/00 ..................................   ITL       11,200,000,000      8,164,843         1.6
      9.5% due 2/1/99 ....................................   ITL        8,000,000,000      5,539,967         1.1

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
    Republic of Italy Series Y, .5625% due 7/26/99+ ......   JPY          700,000,000   $  6,216,478         1.2
  Mexico (7.0%)
    United Mexican States:
      Discount Bond Series C, 6.35156% due 12/31/19+
       +/+ ...............................................   USD           18,634,000     15,349,758         3.0
      Global Bond, 11.5% due 5/15/26 .....................   USD            8,272,000      8,261,660         1.6
      11.375% due 9/15/16 - 144A{.} ......................   USD            3,000,000      2,992,500         0.6
      7.6875% due 8/6/01 - 144A+ {.} .....................   USD            2,953,000      2,953,886         0.6
    Banco Nacional de Comercio Exterior, S.N.C. (BNCE)
     Trust Division, 11.25% due 5/30/06 - 144A{.} ........   USD            6,152,000      6,351,940         1.2
  New Zealand (1.1%)
    New Zealand Government, 8% due 2/15/01 ...............   NZD            8,000,000      5,822,342         1.1
  Nigeria (2.0%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20++ ..........................................   USD           16,500,000     10,230,000         2.0
  Panama (2.0%)
    Panama, Interest Reduction Bond, 3.5% due 7/17/14 -
     144A++ {.} ..........................................   USD           15,805,000     10,451,056         2.0
  Philippines (0.2%)
    Republic of Philippines, 8.75% due 10/7/16 -
     144A{.} .............................................   USD            1,000,000        979,375         0.2
  Spain (3.5%)
    Kingdom of Spain, 10.1% due 2/28/01 ..................   ESP        2,100,000,000     18,330,746         3.5
  Supranational (1.6%)
    International Bank of Reconstruction & Development,
     4.75% due 12/20/04 ..................................   JPY          800,000,000      8,227,205         1.6
  Sweden (2.3%)
    Swedish Government, 13% due 6/15/01 ..................   SEK           63,000,000     12,053,463         2.3
  Turkey (0.8%)
    Sultan Ltd., 8.49874% due 6/11/99+ ...................   USD            4,400,000      4,327,928         0.8
  United Kingdom (6.6%)
    United Kingdom Treasury:
      7% due 11/6/01 .....................................   GBP           14,100,000     22,725,571         4.4
      7.5% due 12/7/06 ...................................   GBP            7,000,000     11,296,982         2.2
  United States (10.7%)
    United States Treasury Note, 6.875% due 3/31/00{j} ...   USD           43,000,000     44,211,056         8.5
    United States Treasury Bond, 6.875% due 8/15/25 ......   USD           11,000,000     11,262,539         2.2
  Uruguay (0.2%)
    Banco Central del Uruguay, Par Bond Series A, 6.75%
     due 2/19/21+/ + .....................................   USD            1,370,000      1,130,250         0.2

    The accompanying notes are an integral part of the financial statements.

                                      F11

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Venezuela (5.3%)
    Republic of Venezuela:
      Debt Conversion Bond, 6.625% due 12/18/07+ .........   USD           13,750,000   $ 11,309,375         2.2
      Front Loaded Interest Reduction Bond Series B, 6.5%
       due 3/31/07+ ......................................   USD            9,000,000      7,486,875         1.4
      Par Bond Series A, 6.75% due 3/31/20+/+ ............   USD            7,500,000      5,339,063         1.0
      Front Loaded Interest Reduction Bond Series A,
       6.625% due 3/31/07+ ...............................   USD            4,500,000      3,743,438         0.7
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $406,608,996) ...........................................                               425,447,712
                                                                                        ------------
Sovereign Debt (8.1%)
  Morocco (1.8%)
    Kingdom of Morocco, Tranche A Loan Agreement, 6.4375%
     due 1/1/09+ .........................................   USD           11,460,000      9,096,375         1.8
  Russia (6.3%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ..................................   USD           31,585,000     23,195,234         4.5
      Participation ** -/- ...............................   DEM            8,786,000      4,455,699         0.9
      Participation ** -/- ...............................   USD            3,440,000      2,526,250         0.5
      Assignment ** -/- ..................................   DEM            4,566,000      2,315,584         0.4
                                                                                        ------------
Total Sovereign Debt (cost $27,803,682) ..................                                41,589,142
                                                                                        ------------
Corporate Bonds (3.4%)
  Brazil (0.2%)
    Net Sat Servicos LTDA, 12.75% due 8/5/04 - 144A{.} ...   USD              738,000        774,900         0.2
  Indonesia (0.9%)
    PT Polysindo EKA Perkasa, 13% due 6/15/01:
      EURO ...............................................   USD            1,955,000      2,170,050         0.4
      DTC ................................................   USD              395,000        438,450         0.1
    FSW International Finance Co., 12.5% due 11/1/06 -
     144A{.} .............................................   USD            1,090,000      1,100,219         0.2
    Rapp International Finance, 13.25% due 12/15/05 -
     Euro ................................................   USD              664,000        722,100         0.1
    PT Indah Kiat International Finance Series B, 11.875%
     due 6/15/02 .........................................   USD              664,000        710,480         0.1
  Luxembourg (0.3%)
    Millicom International Cellular, effective yield
     13.07% due 6/1/06 - 144A{.} .........................   USD            2,300,000      1,313,875         0.3
  Mexico (0.7%)
    Grupo Industrial Durango, S.A., 12.625% due 8/1/03 ...   USD            2,653,000      2,765,753         0.5
    Grupo Elektra, S.A. de C.V., 12.75% due 5/15/01 -
     144A{.} .............................................   USD            1,000,000      1,048,750         0.2
  Philippines (0.3%)
    Filinvest Capital, Convertible Bond, 3.75% due 2/1/02
     - 144A{.} ...........................................   USD            1,260,000      1,241,100         0.2
    CE Casecnan Water & Energy, 11.45% due 11/15/05 - Reg.
     S ...................................................   USD              670,000        740,350         0.1
  United States (1.0%)
    Chase Manhattan Corp., 6.25% due 1/15/06 .............   USD            2,835,000      2,700,839         0.5

    The accompanying notes are an integral part of the financial statements.

                                      F12

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    General Motors Acceptance Corp., 6.625% due
     10/15/05 ............................................   USD            2,700,000   $  2,641,580         0.5
                                                                                        ------------
Total Corporate Bonds (cost $17,787,296) .................                                18,368,446
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $452,199,974) .......                               485,405,300        93.6
                                                                                        ------------       -----

                                                                         UNDERLYING                      % OF NET
OPTIONS                                                     CURRENCY       AMOUNT                         ASSETS
----------------------------------------------------------  --------   --------------                  -------------
  Republic of Brazil C Bond 4/15/14, Call Option, strike
   71.8125, expires 12/26/96 .............................   USD           59,364,791        660,255         0.2
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
  Republic of Venezuela: .................................   USD                   --             --          --
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
    Debt Conversion Bond 12/18/07, Call Option, strike
     84.15, expires 1/2/97 ...............................   --             5,500,000         52,806          --
    Debt Conversion Bond 12/18/07, Call Option, strike
     84.44, expires 1/2/97 ...............................   --             5,500,000         47,927          --
                                                                                        ------------       -----

TOTAL OPTIONS (cost $1,727,048) ..........................                                   760,988         0.2
                                                                                        ------------       -----

                                                                         PRINCIPAL                       % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT                         ASSETS
----------------------------------------------------------  --------   --------------                  -------------
Government & Government Agency Obligations (0.9%)
  Mexico (0.9%)
    Mexican Cetes, current yield 29.66% due 1/23/97 ......   MXN            2,552,332      2,990,557         0.6
    Mexican Cetes, current yield 29.61% due 1/16/97 ......   MXN              749,370        882,136         0.2
    Mexican Cetes, current yield 26.88% due 1/30/97 ......   MXN              684,968        802,651         0.1
    Mexican Cetes, current yield 29.66% due 2/20/97 ......   MXN              181,691        208,272          --
    Mexican Cetes, current yield 29.66% due 2/6/97 .......   MXN               75,705         87,697          --
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $4,968,978) .............................................                                 4,971,313
                                                                                        ------------
Commercial Paper - Indexed (0.5%)
  Philippines (0.5%)
    National Westminster Bank PLC, Currency-Linked CD,
     12.3798% due 2/28/97 (cost $2,500,000) ..............   USD            2,500,000      2,468,735         0.5
                                                                                        ------------
Commercial Paper - Discounted (0.2%)
  Thailand (0.2%)
    TPI Polene Public Co., Ltd., current yield 10.36% due
     1/6/97
     (cost $967,902) .....................................   THB           25,000,000        962,735         0.2
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $8,436,880) ...........                                 8,402,783         1.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F13

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55% collateralized by $16,135,000 U.S. Treasury
   Bonds, 7.125% due 2/15/23 (market value of collateral
   is $17,041,721, including accrued interest). (cost
   $16,705,575)  .........................................                              $ 16,705,575         3.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $479,069,477) * ..................                               511,274,646        98.6
Other Assets and Liabilities .............................                                 7,508,600         1.4
                                                                                        ------------       -----

NET ASSETS ...............................................                              $518,783,246       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

          + The coupon rate shown on floating rate note represents the rate at period end.
         **  Underlying loan agreement currently in default.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
        {j} Security is segregated as collateral for when-issued securities held by the Fund. See Note 1 of Notes to Financial Statements.
          * For Federal income tax purposes, cost is $480,138,813 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  34,211,689
                 Unrealized depreciation:            (3,075,856)
                                                  -------------
                 Net unrealized appreciation:     $  31,135,833
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F14

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                          MARKET VALUE                           UNREALIZED
                                             (U.S.       CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                           DOLLARS)       PRICE       DATE    (DEPRECIATION)
----------------------------------------  ------------  -----------  --------  --------------
Canadian Dollars........................       418,368      1.35055  11/29/96    $   3,722
Deutsche Marks..........................       330,382      1.48683  11/05/96       (5,905)
Deutsche Marks..........................       175,102      1.52412  11/05/96        1,231
Deutsche Marks..........................    35,067,522      1.47631  11/27/96     (832,700)
                                          ------------                         --------------
  Total Contracts to Buy (Payable amount
   $36,825,026).........................    35,991,374                            (833,652)
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO BUY AS PERCENTAGE OF NET ASSETS IS 6.94%.


CONTRACTS TO SELL:
----------------------------------------
Canadian Dollars........................    14,000,381      1.35715  11/29/96     (192,033)
Canadian Dollars........................       537,902      1.35220  11/29/96       (5,436)
Deutsche Marks..........................     8,259,548      1.47358  11/05/96      223,195
Deutsche Marks..........................     5,011,894      1.46463  11/05/96      166,888
Deutsche Marks..........................    22,849,488      1.50483  11/12/96       70,044
Deutsche Marks..........................    12,928,667      1.50920  11/27/96       18,590
Deutsche Marks..........................    10,748,606      1.52824  11/27/96     (118,653)
Deutsche Marks..........................     3,969,908      1.50676  11/27/96       12,146
Deutsche Marks..........................       717,812      1.52558  11/27/96       (6,686)
Deutsche Marks..........................       635,185      1.52100  11/27/96       (4,021)
Deutsche Marks..........................       330,826      1.47100  11/27/96        9,079
Italian Liras...........................    14,175,119   1546.70000  01/21/97     (209,903)
Swedish Kronor..........................     9,887,474      6.61090  01/21/97      (85,480)
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $103,930,540).................   104,052,810                            (122,270)
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS PERCENTAGE OF NET ASSETS IS 20.06%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                         $(955,922)
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F15

                             GT GLOBAL INCOME FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

                                                          GT GLOBAL
                                          ------------------------------------------
                                           GOVERNMENT    HIGH INCOME-    STRATEGIC
                                             INCOME      CONSOLIDATED     INCOME
                                          -------------  ------------  -------------
Assets:
  Investments in securities, at value
   (cost $384,301,241, $399,436,144, and
   $479,069,477, respectively) (Note
   1)...................................  $ 395,805,316  $440,269,668  $ 511,274,646
  U.S. currency.........................            688           747            764
  Foreign currencies (cost $163,
   $375,538, and $6,038,
   respectively)........................            165       363,584          5,983
  Receivable for securities sold........     25,721,936    19,276,936      7,533,831
  Interest receivable...................     12,649,427     8,384,949     13,463,776
  Receivable for Fund shares sold.......        288,358     5,276,241      2,864,788
  Receivable for open forward foreign
   currency contracts, net (Note 1).....             --       191,735             --
  Receivable for forward foreign
   currency contracts -- closed (Note
   1)...................................        674,249            --             --
  Miscellaneous receivable..............             --            --         90,538
  Cash held as collateral for securities
   loaned (Note 1)......................     92,153,670            --     47,372,677
  Unamortized organizational costs......             --        35,371             --
                                          -------------  ------------  -------------
    Total assets........................    527,293,809   473,799,231    582,607,003
                                          -------------  ------------  -------------
Liabilities:
  Payable for securities purchased......     16,533,723    21,061,541     12,311,147
  Payable for Fund shares repurchased...      8,524,914     7,137,124      1,807,865
  Payable for open forward foreign
   currency contracts, net (Note 1).....      1,736,601            --        955,922
  Payable for forward foreign currency
   contracts -- closed..................             --            --        404,268
  Payable for investment management and
   administration fees (Note 2).........        256,521       381,409        324,636
  Payable for service and distribution
   expenses (Note 2)....................        216,795       283,839        344,647
  Payable for printing and postage
   expenses.............................         95,659       116,749         84,559
  Payable for transfer agent fees (Note
   2)...................................         63,830        62,864         85,559
  Payable for professional fees.........         51,757        58,593         57,257
  Payable for registration and filing
   fees.................................         22,078         8,320         28,364
  Payable for custodian fees (Note 1)...          9,679        23,927         29,251
  Payable for fund accounting fees (Note
   2)...................................          8,364         9,624         10,417
  Payable for Directors' and Trustees'
   fees and expenses (Note 2)...........          4,832        10,497          2,999
  Other accrued expenses................          6,868        26,159          4,189
  Collateral for securities loaned (Note
   1)...................................     92,153,670            --     47,372,677
                                          -------------  ------------  -------------
    Total liabilities...................    119,685,291    29,180,646     63,823,757
    Minority interest (Notes 1 & 2).....             --           100             --
                                          -------------  ------------  -------------
Net assets..............................  $ 407,608,518  $444,618,485  $ 518,783,246
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------
Class A:
Net asset value and redemption price per
 share ($240,944,963 DIVIDED BY
 27,559,672, $178,317,938 DIVIDED BY
 12,011,654, and $185,125,741 DIVIDED BY
 15,748,198 shares outstanding,
 respectively)..........................  $        8.74  $      14.85  $       11.76
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------
Maximum offering price per share
 (100/95.25 of $8.74, 100/95.25 of
 $14.85, and 100/95.25 of $11.76,
 respectively) *........................  $        9.18  $      15.59  $       12.35
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------
Class B:+
Net asset value and offering price per
 share ($166,577,127 DIVIDED BY
 19,059,341, $251,002,484 DIVIDED BY
 16,920,131, and $333,178,201 DIVIDED BY
 28,314,377 shares outstanding,
 respectively)..........................  $        8.74  $      14.83  $       11.77
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------
Advisor Class:
Net asset value, offering price per
 share, and redemption price per share
 ($86,428 DIVIDED BY 9,897, $15,298,063
 DIVIDED BY 1,031,529, and $479,304
 DIVIDED BY 40,725 shares outstanding,
 respectively)..........................  $        8.73  $      14.83  $       11.77
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------
Net assets consist of:
  Paid in capital (Note 4)..............  $ 552,445,325  $398,450,836  $ 598,321,655
  Undistributed net investment income...        364,918            --             --
  Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions.........................   (155,061,909)    5,153,808   (110,861,534)
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     (1,643,891)      180,317       (882,044)
  Net unrealized appreciation of
   investments..........................     11,504,075    40,833,524     32,205,169
                                          -------------  ------------  -------------
Total -- representing net assets
 applicable to capital shares
 outstanding............................  $ 407,608,518  $444,618,485  $ 518,783,246
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F16

                             GT GLOBAL INCOME FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

                                                         GT GLOBAL
                                          ----------------------------------------
                                           GOVERNMENT   HIGH INCOME-   STRATEGIC
                                             INCOME     CONSOLIDATED     INCOME
                                          ------------  ------------  ------------
Investment income: (Note 1)
  Interest income.......................  $ 39,935,517  $ 45,539,611  $ 49,794,868
                                          ------------  ------------  ------------
    Total investment income.............    39,935,517    45,539,611    49,794,868
                                          ------------  ------------  ------------
Expenses:
  Investment management and
   administration fees (Note 2).........     3,672,503     4,030,144     3,807,689
  Transfer agent fees (Note 2)..........       899,178       644,652     1,027,713
  Service and distribution expenses:
   (Note 2)
    Class A.............................     1,074,110       560,451       625,247
    Class B.............................     2,006,881     2,405,007     3,468,104
  Custodian fees (Note 1)...............       305,430       181,559       290,730
  Fund accounting fees (Note 2).........       127,205       101,697       131,517
  Printing and postage expenses.........        88,931       101,142        94,439
  Audit fees............................        71,998        74,353        73,189
  Legal fees............................        26,352        39,821        25,230
  Registration and filing fees..........        52,704        51,240        47,004
  Amortization of Organization Costs....            --        34,894            --
  Directors' and Trustees' fees and
   expenses (Note 2)....................        17,712        24,607        11,712
  Insurance Expenses....................            --         2,987            --
  Other expenses........................        39,783         6,221        13,540
                                          ------------  ------------  ------------
    Total expenses before reductions and
     interest expense...................     8,382,787     8,258,775     9,616,114
      Interest expense (Note 1).........            --       163,819            --
      Expense reductions (Note 1).......      (250,204)           --      (108,002)
                                          ------------  ------------  ------------
    Total net expenses..................     8,132,583     8,422,594     9,508,112
                                          ------------  ------------  ------------
Net investment income...................    31,802,934    37,117,017    40,286,756
                                          ------------  ------------  ------------
Net realized and unrealized gain (loss)
  on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments......     8,737,745    62,643,262    43,672,673
  Net realized loss on foreign currency
   transactions.........................   (10,634,640)     (125,790)   (6,996,692)
                                          ------------  ------------  ------------
    Net realized gain (loss) during the
     year...............................    (1,896,895)   62,517,472    36,675,981
  Net change in unrealized appreciation
   on translation of assets and
   liabilities in foreign currencies....     2,319,205       174,082     1,913,734
  Net change in unrealized appreciation
   (depreciation) of investments........    (1,121,083)   31,730,913    27,794,834
                                          ------------  ------------  ------------
    Net unrealized appreciation during
     the year...........................     1,198,122    31,904,995    29,708,568
                                          ------------  ------------  ------------
Net realized and unrealized gain (loss)
 on investments and foreign
 currencies.............................      (698,773)   94,422,467    66,384,549
                                          ------------  ------------  ------------
Net increase in net assets resulting
 from operations........................  $ 31,104,161  $131,539,484  $106,671,305
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F17

                             GT GLOBAL INCOME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  GT GLOBAL
                                          ----------------------------------------------------------
                                               GOVERNMENT INCOME          HIGH INCOME-CONSOLIDATED
                                          ----------------------------  ----------------------------
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                              1996           1995           1996           1995
                                          -------------  -------------  -------------  -------------
Increase (decrease) in net assets
Operations:
  Net investment income.................  $  31,802,934  $  46,493,014  $  37,117,017  $  39,491,435
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................     (1,896,895)    (4,465,423)    62,517,472    (62,112,954)
  Net change in unrealized appreciation
   on translation of assets and
   liabilities in foreign currencies....      2,319,205      3,260,081        174,082           (302)
  Net change in unrealized appreciation
   (depreciation) of investments........     (1,121,083)    12,089,374     31,730,913     24,969,833
                                          -------------  -------------  -------------  -------------
    Net increase in net assets resulting
     from operations....................     31,104,161     57,377,046    131,539,484      2,348,012
                                          -------------  -------------  -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............    (15,504,590)   (29,604,447)   (13,418,057)   (12,528,224)
  From net realized gain on
   investments..........................     (8,183,323)            --     (1,230,117)      (474,126)
  In excess of net investment income....             --             --             --             --
  Return of capital.....................             --             --             --       (737,846)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............     (9,165,193)   (15,123,091)   (18,753,394)   (17,274,071)
  From net realized gain on
   investments..........................     (5,303,358)            --     (1,719,241)      (622,059)
  In excess of net investment income....             --             --             --             --
  Return of capital.....................             --             --             --     (1,015,555)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............         (7,915)        (3,476)      (505,715)       (54,186)
  From net realized gain on
   investments..........................         (2,893)            --        (46,362)            --
  In excess of net investment income....             --             --             --             --
  Return of capital.....................             --             --             --         (3,075)
                                          -------------  -------------  -------------  -------------
    Total distributions.................    (38,167,272)   (44,731,014)   (35,672,886)   (32,709,142)
                                          -------------  -------------  -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................    386,482,407    359,717,885    583,133,415    418,666,106
  Decrease from capital shares
   repurchased..........................   (592,826,606)  (515,847,692)  (592,743,855)  (430,339,278)
                                          -------------  -------------  -------------  -------------
    Net decrease from capital share
     transactions.......................   (206,344,199)  (156,129,807)    (9,610,440)   (11,673,172)
                                          -------------  -------------  -------------  -------------
Total increase (decrease) in net
 assets.................................   (213,407,310)  (143,483,775)    86,256,158    (42,034,302)
Net assets:
  Beginning of year.....................    621,015,828    764,499,603    358,362,327    400,396,629
                                          -------------  -------------  -------------  -------------
  End of year...........................  $ 407,608,518* $ 621,015,828** $ 444,618,485* $ 358,362,327**
                                          -------------  -------------  -------------  -------------
                                          -------------  -------------  -------------  -------------


                                                STRATEGIC INCOME
                                          ----------------------------
                                           YEAR ENDED     YEAR ENDED
                                           OCTOBER 31,    OCTOBER 31,
                                              1996           1995
                                          -------------  -------------
Increase (decrease) in net assets
Operations:
  Net investment income.................  $  40,286,756  $  54,919,073
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................     36,675,981    (82,675,607)
  Net change in unrealized appreciation
   on translation of assets and
   liabilities in foreign currencies....      1,913,734     (3,747,114)
  Net change in unrealized appreciation
   (depreciation) of investments........     27,794,834     35,939,954
                                          -------------  -------------
    Net increase in net assets resulting
     from operations....................    106,671,305      4,436,306
                                          -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............    (12,520,881)   (16,844,112)
  From net realized gain on
   investments..........................             --             --
  In excess of net investment income....     (1,097,884)            --
  Return of capital.....................             --       (852,171)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............    (22,200,673)   (27,777,018)
  From net realized gain on
   investments..........................             --             --
  In excess of net investment income....     (1,946,649)            --
  Return of capital.....................             --     (1,405,284)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............        (46,547)       (14,952)
  From net realized gain on
   investments..........................             --             --
  In excess of net investment income....         (4,081)            --
  Return of capital.....................             --           (756)
                                          -------------  -------------
    Total distributions.................    (37,816,715)   (46,894,293)
                                          -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................    335,665,174    194,343,201
  Decrease from capital shares
   repurchased..........................   (432,196,117)  (339,216,716)
                                          -------------  -------------
    Net decrease from capital share
     transactions.......................    (96,530,943)  (144,873,515)
                                          -------------  -------------
Total increase (decrease) in net
 assets.................................    (27,676,353)  (187,331,502)
Net assets:
  Beginning of year.....................    546,459,599    733,791,101
                                          -------------  -------------
  End of year...........................  $ 518,783,246* $ 546,459,599**
                                          -------------  -------------
                                          -------------  -------------

----------------
    * Includes undistributed net investment income of $364,918, $0, and $0, respectively.
   ** Includes undistributed net investment income (loss) of $1,761,999, $78,582,766, and $(68,169), respectively.

    The accompanying notes are an integral part of the financial statements.

                                      F18

                        GT GLOBAL GOVERNMENT INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1996 (D)    1995 (D)    1994 (D)    1993 (D)      1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.81   $    8.63   $   11.07   $    9.83   $   10.29
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.57        0.62        0.65        0.74        0.92
  Net realized and unrealized gain
   (loss) on investments................       0.03        0.15       (1.52)       1.34       (0.31)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.60        0.77       (0.87)       2.08        0.61
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.57)      (0.59)      (0.65)      (0.74)      (0.83)
  From net realized gain on
   investments..........................      (0.10)         --       (0.27)         --       (0.13)
  In excess of net realized gain on
   investments..........................         --          --       (0.55)         --          --
  Return of capital.....................         --          --       (0.10)         --          --
  From sources other than net investment
   income...............................         --          --          --       (0.10)      (0.11)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.67)      (0.59)      (1.57)      (0.84)      (1.07)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.74   $    8.81   $    8.63   $   11.07   $    9.83
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       7.11%       9.22%      (8.87)%      21.9%        6.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 240,945   $ 385,404   $ 502,094   $ 708,301   $ 623,387
Ratio of net investment income to
 average net assets.....................       6.52%       6.98%       6.87%        7.1%        9.0%
Ratio of expenses to average net assets:
 (Note 1)
  With expense reductions...............       1.34%       1.35%       1.33%        1.4%        1.6%
  Without expense reductions............       1.39%       1.38%         --%*        --%*        --%*
Portfolio turnover rate++++.............        268%        385%        625%        495%        351%

----------------

 (a) Not annualized.
 (b) Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the year.
  + All capital shares issued and oustanding as of October 21, 1992 were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F19

                        GT GLOBAL GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                         CLASS B++
                                -----------------------------------------------------------
                                                                                OCTOBER 22,
                                                                                   1992
                                           YEAR ENDED OCTOBER 31,                   TO
                                ---------------------------------------------   OCTOBER 31,
                                1996 (D)    1995 (D)    1994 (D)    1993 (D)       1992
                                ---------   ---------   ---------   ---------   -----------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $   8.80    $   8.64    $  11.07    $   9.83      $ 9.87
                                ---------   ---------   ---------   ---------   -----------
Income from investment
 operations:
  Net investment income.......      0.51        0.55        0.59        0.67        0.02
  Net realized and unrealized
   gain (loss) on
   investments................      0.04        0.14       (1.52)       1.34       (0.06)
                                ---------   ---------   ---------   ---------   -----------
    Net increase (decrease)
     from investment
     operations...............      0.55        0.69       (0.93)       2.01       (0.04)
                                ---------   ---------   ---------   ---------   -----------
Distributions to shareholders:
  From net investment
   income.....................     (0.51)      (0.53)      (0.59)      (0.67)         --
  From net realized gain on
   investments................     (0.10)         --       (0.27)         --          --
  In excess of net realized
   gain on investments........        --          --       (0.54)         --          --
  Return of capital...........        --          --       (0.10)         --          --
  From sources other than net
   investment income..........        --          --          --       (0.10)         --
                                ---------   ---------   ---------   ---------   -----------
    Total distributions.......     (0.61)      (0.53)      (1.50)      (0.77)         --
                                ---------   ---------   ---------   ---------   -----------
Net asset value, end of
 period.......................  $   8.74    $   8.80    $   8.64    $  11.07      $ 9.83
                                ---------   ---------   ---------   ---------   -----------
                                ---------   ---------   ---------   ---------   -----------

Total investment return (c)...      6.54%       8.22%      (9.39)%      21.1%       (0.4)% (a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $166,577    $235,481    $262,405    $182,972      $2,624
Ratio of net investment income
 to average net assets........      5.87%       6.33%       6.22%        6.5%        8.0% (b)
Ratio of expenses to average
 net assets: (Note 1)
  With expense reductions.....      1.99%       2.00%       1.98%        2.0%        1.9% (b)
  Without expense
   reductions.................      2.04%       2.03%         --%*        --%*        --% *
Portfolio turnover rate++++...       268%        385%        625%        495%        351%


                                     ADVISOR CLASS+++
                                --------------------------
                                   YEAR       JUNE 1, 1995
                                   ENDED           TO
                                OCTOBER 31,   OCTOBER 31,
                                 1996 (D)       1995 (D)
                                -----------   ------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................   $   8.80       $ 8.98
                                -----------   ------------
Income from investment
 operations:
  Net investment income.......       0.60         0.26
  Net realized and unrealized
   gain (loss) on
   investments................       0.03        (0.19)
                                -----------   ------------
    Net increase (decrease)
     from investment
     operations...............       0.63         0.07
                                -----------   ------------
Distributions to shareholders:
  From net investment
   income.....................      (0.60)       (0.25)
  From net realized gain on
   investments................      (0.10)          --
  In excess of net realized
   gain on investments........         --           --
  Return of capital...........         --           --
  From sources other than net
   investment income..........         --           --
                                -----------   ------------
    Total distributions.......      (0.70)       (0.25)
                                -----------   ------------
Net asset value, end of
 period.......................   $   8.73       $ 8.80
                                -----------   ------------
                                -----------   ------------
Total investment return (c)...       7.49%        0.83% (a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $     86       $  131
Ratio of net investment income
 to average net assets........       6.87%        7.33% (b)
Ratio of expenses to average
 net assets: (Note 1)
  With expense reductions.....       0.99%        1.00% (b)
  Without expense
   reductions.................       1.04%        1.03% (b)
Portfolio turnover rate++++...        268%         385%

----------------

 (a) Not annualized.
 (b) Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the year.
  + All capital shares issued and oustanding as of October 21, 1992 were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F20

                   GT GLOBAL HIGH INCOME FUND - CONSOLIDATED

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             CLASS A
                                -----------------------------------------------------------------
                                                                                   OCTOBER 22,
                                                                                      1992
                                                                                  (COMMENCEMENT
                                           YEAR ENDED OCTOBER 31,               OF OPERATIONS) TO
                                ---------------------------------------------      OCTOBER 31,
                                1996 (E)      1995      1994 (E)    1993 (E)          1992
                                ---------   ---------   ---------   ---------   -----------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $  11.70    $  12.56    $  14.92    $  11.43        $ 11.43
                                ---------   ---------   ---------   ---------   -----------------
Income from investment
 operations:
  Net investment income.......      1.27        1.35        0.94        0.78             --
  Net realized and unrealized
   gain (loss) on
   investments................      3.09       (1.09)      (1.87)       3.92             --
                                ---------   ---------   ---------   ---------   -----------------
    Net increase (decrease)
     from investment
     operations...............      4.36        0.26       (0.93)       4.70             --
                                ---------   ---------   ---------   ---------   -----------------
Distributions to shareholders:
  From net investment
   income.....................     (1.11)      (1.03)      (0.94)      (0.78)            --
  From net realized gain on
   investments................     (0.10)      (0.03)      (0.27)         --             --
  In excess of net realized
   gain on investments........        --          --       (0.22)         --             --
  Return of capital...........        --       (0.06)         --          --             --
  From sources other than net
   investment income..........        --          --          --       (0.43)            --
                                ---------   ---------   ---------   ---------   -----------------
    Total distributions.......     (1.21)      (1.12)      (1.43)      (1.21)            --
                                ---------   ---------   ---------   ---------   -----------------
Net asset value, end of
 period.......................  $  14.85    $  11.70    $  12.56    $  14.92        $ 11.43
                                ---------   ---------   ---------   ---------   -----------------
                                ---------   ---------   ---------   ---------   -----------------

Total investment return (d)...     39.05%       2.81%      (6.45)%      43.6%            --% (a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $178,318    $142,002    $167,974    $143,171        $   207
Ratio of net investment income
 to average net assets........      9.52%      11.85%       7.00%       6.40%           N/A(c)
Ratio of operating expenses to
 average net assets...........      1.69%       1.75%       1.57%       2.20%           N/A(c)
Ratio of interest expense to
 average net assets...........      0.04%        N/A        0.22%        N/A            N/A
Portfolio turnover rate++.....       290%         --%         --%         --%            --%

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Ratios are not meaningful due to short period of operation.
 (d) Total investment return does not include sales charges.
 (e) These selected per share operating data were calculated based upon weighted average shares outstanding during the year.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F21

                   GT GLOBAL HIGH INCOME FUND - CONSOLIDATED

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             CLASS B
                                -----------------------------------------------------------------
                                                                                   OCTOBER 22,            ADVISOR CLASS+
                                                                                      1992          --------------------------
                                                                                  (COMMENCEMENT        YEAR       JUNE 1, 1995
                                           YEAR ENDED OCTOBER 31,               OF OPERATIONS) TO      ENDED           TO
                                ---------------------------------------------      OCTOBER 31,      OCTOBER 31,   OCTOBER 31,
                                1996 (E)      1995      1994 (E)    1993 (E)          1992           1996 (E)         1995
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $  11.69    $  12.56    $  14.90    $  11.43        $ 11.43          $ 11.71        $ 11.44
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
Income from investment
 operations:
  Net investment income.......      1.17        1.27        0.86        0.70             --             1.34           0.57
  Net realized and unrealized
   gain (loss) on
   investments................      3.09       (1.09)      (1.85)       3.90             --             3.05           0.17
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
    Net increase (decrease)
     from investment
     operations...............      4.26        0.18       (0.99)       4.60             --             4.39           0.74
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
Distributions to shareholders:
  From net investment
   income.....................     (1.03)      (0.96)      (0.86)      (0.70)            --            (1.16)         (0.44)
  From net realized gain on
   investments................     (0.09)      (0.03)      (0.27)         --             --            (0.11)            --
  In excess of net realized
   gain on investments........        --          --       (0.22)         --             --               --             --
  Return of capital...........        --       (0.06)         --          --             --               --          (0.03)
  From sources other than net
   investment income..........        --          --          --       (0.43)            --               --             --
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
    Total distributions.......     (1.12)      (1.05)      (1.35)      (1.13)            --            (1.27)         (0.47)
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
Net asset value, end of
 period.......................  $  14.83    $  11.69    $  12.56    $  14.90        $ 11.43          $ 14.83        $ 11.71
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------

Total investment return (d)...     38.16%       2.07%      (6.99)%      42.6%            --% (a)       39.38%          6.54% (a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $251,002    $214,897    $232,423    $127,035        $    53          $15,298        $ 1,463
Ratio of net investment income
 to average net assets........      8.87%      11.20%       6.35%        5.8%           N/A(c)          9.87%         12.20% (b)
Ratio of operating expenses to
 average net assets...........      2.34%       2.40%       2.22%        2.8%           N/A(c)          1.34%          1.40% (b)
Ratio of interest expense to
 average net assets...........      0.04%        N/A        0.22%        N/A            N/A             0.04%           N/A
Portfolio turnover rate++.....       290%         --%         --%         --%            --%             290%            --% (b)

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Ratios are not meaningful due to short period of operation.
 (d) Total investment return does not include sales charges.
 (e) These selected per share operating data were calculated based upon weighted average shares outstanding during the year.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F22

                        GT GLOBAL STRATEGIC INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                        CLASS A+
                                --------------------------------------------------------
                                                 YEAR ENDED OCTOBER 31,
                                --------------------------------------------------------
                                1996 (E)    1995 (E)      1994      1993 (E)      1992
                                ---------   ---------   ---------   ---------   --------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $  10.32    $  10.88    $  13.61    $  11.25    $ 10.91
                                ---------   ---------   ---------   ---------   --------
Income from investment
 operations:
  Net investment income.......      0.89        0.97        0.79        0.96       0.86
  Net realized and unrealized
   gain (loss) on
   investments................      1.44       (0.69)      (2.14)       2.85       0.31
                                ---------   ---------   ---------   ---------   --------
    Net increase (decrease)
     from investment
     operations...............      2.33        0.28       (1.35)       3.81       1.17
                                ---------   ---------   ---------   ---------   --------
Distributions to shareholders:
  From net investment
   income.....................     (0.82)      (0.80)      (0.79)      (0.96)     (0.83)
  From net realized gain on
   investments................        --          --       (0.38)      (0.37)        --
  In excess of net investment
   income.....................     (0.07)         --          --          --         --
  Return of capital...........        --       (0.04)      (0.21)         --         --
  From sources other than net
   investment income..........        --          --          --       (0.12)        --
                                ---------   ---------   ---------   ---------   --------
    Total distributions.......     (0.89)      (0.84)      (1.38)      (1.45)     (0.83)
                                ---------   ---------   ---------   ---------   --------
Net asset value, end of
 period.......................  $  11.76    $  10.32    $  10.88    $  13.61    $ 11.25
                                ---------   ---------   ---------   ---------   --------
                                ---------   ---------   ---------   ---------   --------

Total investment return (c)...     23.00%       3.06%     (10.44)%      37.0%      11.1%
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $185,126    $188,165    $275,241    $287,870    $83,849
Ratio of net investment income
 to average net assets........      8.09%       9.64%       6.74%        7.2%       7.6%
Ratio of expenses to average
 net assets:
  With expense reductions
   (Note 1)...................      1.38%       1.42%       1.40%        1.7%       1.8%
  Without expense
   reductions.................      1.40%       1.45%         --%*        --%*       --%*
Ratio of interest expenses to
 average net assets...........       N/A         N/A        0.10%        N/A        N/A
Portfolio turnover rate++++...       177%        238%        583%        310%       418%

----------------

  + All capital shares issued and outstanding as of October 21, 1992, were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Ratios are not meaningful due to the short period of operation of Class B shares.
 (e) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F23

                        GT GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           CLASS B++
                                ----------------------------------------------------------------        ADVISOR CLASS+++
                                                                                  OCTOBER 22,      --------------------------
                                                                                      1992            YEAR       JUNE 1, 1995
                                           YEAR ENDED OCTOBER 31,                      TO             ENDED           TO
                                ---------------------------------------------     OCTOBER 31,      OCTOBER 31,   OCTOBER 31,
                                1996 (E)    1995 (E)      1994      1993 (E)          1992          1996 (E)       1995 (E)
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $  10.33    $  10.88    $  13.60    $  11.24       $  11.36         $  10.33       $10.32
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
Income from investment
 operations:
  Net investment income.......      0.82        0.91        0.73        0.89           0.01             0.93         0.41
  Net realized and unrealized
   gain (loss) on
   investments................      1.44       (0.69)      (2.14)       2.85          (0.13)            1.44        (0.04)
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
    Net increase (decrease)
     from investment
     operations...............      2.26        0.22       (1.41)       3.74          (0.12)            2.37         0.37
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
Distributions to shareholders:
  From net investment
   income.....................     (0.75)      (0.73)      (0.72)      (0.89)            --            (0.86)       (0.34)
  From net realized gain on
   investments................        --          --       (0.38)      (0.37)            --               --           --
  In excess of net investment
   income.....................     (0.07)         --          --          --             --            (0.07)          --
  Return of capital...........        --       (0.04)      (0.21)         --             --               --        (0.02)
  From sources other than net
   investment income..........        --          --          --       (0.12)            --               --           --
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
    Total distributions.......     (0.82)      (0.77)      (1.31)      (1.38)            --            (0.93)       (0.36)
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
Net asset value, end of
 period.......................  $  11.77    $  10.33    $  10.88    $  13.60       $  11.24         $  11.77       $10.33
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------

Total investment return (c)...     22.15%       2.48%     (11.02)%      36.2%          (1.1)% (b)      23.39%        3.72% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $333,178    $357,852    $458,550    $310,431       $    533         $    479       $  443
Ratio of net investment income
 to average net assets........      7.44%       8.99%       6.09%        6.5%           N/A(d)          8.44%        9.99% (a)
Ratio of expenses to average
 net assets:
  With expense reductions
   (Note 1)...................      2.03%       2.07%       2.05%        2.4%           N/A(d)          1.03%        1.07% (a)
  Without expense
   reductions.................      2.05%       2.10%         --%*        --%*           --% *          1.05%        1.10% (a)
Ratio of interest expenses to
 average net assets...........       N/A         N/A        0.10%        N/A            N/A              N/A          N/A
Portfolio turnover rate++++...       177%        238%        583%        310%           418%             177%         238%

----------------

  + All capital shares issued and outstanding as of October 21, 1992, were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Ratios are not meaningful due to the short period of operation of Class B shares.
 (e) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F24

                             GT GLOBAL INCOME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Government Income Fund, GT Global High Income Fund, and GT Global Strategic Income Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Income Funds." The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global High Income Fund invests substantially all of its investable assets in the Global High Income Portfolio ("Portfolio"). The Portfolio is organized as a New York Trust and is registered under the 1940 Act as a non-diversified, open-end management investment company.

The Portfolio has investment objectives, policies, and limitations substantially identical to those of its corresponding Fund. Therefore, the financial statements of the Fund and its respective Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through October 31, 1996, all of the shares of beneficial interest of the Portfolio were owned by either its Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in the Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Funds and Portfolio in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Funds and the Portfolio calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolio (the phrase "Funds or Portfolio" hereinafter refers to the GT Global Government Income Fund, the GT Global Strategic Income Fund, and the Global High Income Portfolio) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or

                                      F25

                             GT GLOBAL INCOME FUNDS

Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is

                                      F26

                             GT GLOBAL INCOME FUNDS

recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1996, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1996            OCTOBER 31,
                                          --------------------------------        1996
                                          AGGREGATE VALUE        CASH        --------------
GT GLOBAL                                     ON LOAN         COLLATERAL     FEES RECEIVED
----------------------------------------  ---------------   --------------   --------------
Government Income Fund..................   $ 85,475,086      $  92,153,670      $250,204
Strategic Income Fund...................     44,548,682         47,372,677       108,002

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian fees.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The GT Global Government Income Fund has a capital loss carryforward of $156,095,393 of which $140,349,807 expires in 2002, and $15,745,586 expires in 2003. The GT Global Strategic Income Fund has a capital loss carryforward of $110,439,537 of which $33,635,683 expires in 2002, and $76,803,854 expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global High Income Fund and the Portfolio in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $149,100 and $25,000, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's Portfolio of Investments.

(O) LINE OF CREDIT
For the year ended October 31, 1996, the Global High Income Portfolio periodically borrowed amounts from a bank at a base or Eurodollar rate. The arrangement with the bank allows the Portfolio to borrow a maximum amount of $25,000,000. On February 28 & 29, 1996, the Portfolio borrowed $24,000,000, all of which was repaid on April 18, 1996.

For the year ended October 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of

                                      F27

                             GT GLOBAL INCOME FUNDS

days the loans were outstanding) was $17,800,000 with a weighted average interest rate of 6.63%. Interest expense for the year ended October 31, 1996 was $163,819.

(P) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
A Fund or Portfolio may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund or Portfolio will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund or Portfolio has set aside sufficient cash or liquid high grade debt securities as collateral for these purchase commitments.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolio's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The GT Global Government Income Fund and GT Global Strategic Income Fund each pays the Manager investment management and administration fees at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% on amounts thereafter. The GT Global High Income Fund pays administration fees to the Manager at the annualized rate of 0.25% of its average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that a Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

The Global High Income Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $1 billion; 0.425% on the next $1 billion; and 0.40% on amounts thereafter, plus 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a mark to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended October 31, 1996, GT Global retained the following sales charges: $55,131 for the GT Global Government Income Fund, $69,243 for the Global High Income Fund, and $23,580 for the GT Global Strategic Income Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1996, as follows: $17,709 for the GT Global Government Income Fund, $0 for the GT Global High Income Fund and $10,099 for the GT Global Strategic Income Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of: $1,449,342 for the GT Global Government Income Fund, $1,739,271 for the Global High Income Fund, and $1,915,487 for the GT Global Strategic Income Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00%

                                      F28

                             GT GLOBAL INCOME FUNDS

annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit GT Global Government Income Fund and GT Global Strategic Income Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of each Fund's Class A, Class B, and Advisor Class shares, respectively. Similarly, they voluntarily have undertaken to limit GT Global High Income Fund's expenses to the maximum annual rate of 2.20%, 2.85%, and 1.85% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, these limitations will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of each Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of LGT and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds and Portfolio. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.
The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. The Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At October 31, 1996, all of the shares of beneficial interest of the Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1996:

                       PURCHASES AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT   OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $352,752,344     $921,279,705
Global High Income Portfolio....................................................     96,288,547      983,932,679
GT Global Strategic Income Fund.................................................     71,587,672      816,104,575

                                                                                              SALES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT   OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $441,687,203     $1,075,693,915
Global High Income Portfolio....................................................     84,315,986     1,020,907,620
GT Global Strategic Income Fund.................................................    109,353,125      896,578,545

4. CAPITAL SHARES
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 300,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Funds were as follows:

                                      F29

                             GT GLOBAL INCOME FUNDS

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL GOVERNMENT INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       19,126,586  $      164,293,090       17,764,859  $      154,603,577
Shares issued in connection with
  reinvestment of distributions.........        1,643,833          14,228,931        2,042,839          17,630,697
                                          ---------------  ------------------  ---------------  ------------------
                                               20,770,419         178,522,021       19,807,698         172,234,274
Share repurchased.......................      (36,969,597)       (318,856,283)     (34,203,619)       (297,666,599)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................      (16,199,178) $     (140,334,262)     (14,395,921) $     (125,432,325)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS B                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       23,047,364  $      198,774,141       20,700,346  $      178,801,868
Shares issued in connection with
  reinvestment of distributions.........          956,866           8,282,950        1,005,589           8,536,817
                                          ---------------  ------------------  ---------------  ------------------
                                               24,004,230         207,057,091       21,705,935         187,338,685
Share repurchased.......................      (31,688,935)       (273,022,079)     (25,343,381)       (218,171,165)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (7,684,705) $      (65,964,988)      (3,637,446) $      (30,832,480)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                                                                          JUNE 1, 1995
                                                      YEARS ENDED              (COMMENCEMENT OF SALE OF SHARES) TO
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................          105,543  $          891,754           15,659  $          141,450
Shares issued in connection with
  reinvestment of distributions.........            1,345              11,541              397               3,476
                                          ---------------  ------------------  ---------------  ------------------
                                                  106,888             903,295           16,056             144,926
Shares repurchased......................         (111,905)           (948,244)          (1,142)             (9,928)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................           (5,017) $          (44,949)          14,914  $          134,998
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                      F30

                             GT GLOBAL INCOME FUNDS

GT GLOBAL HIGH INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       25,694,335  $      346,426,450       25,003,318  $      280,486,242
Shares issued in connection with
  reinvestment of distributions.........          607,445           8,023,249          682,971           7,764,542
                                          ---------------  ------------------  ---------------  ------------------
                                               26,301,780         354,449,699       25,686,289         288,250,784
Share repurchased.......................      (26,422,858)       (355,715,247)     (26,927,729)       (301,862,112)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (121,078) $       (1,265,548)      (1,241,440) $      (13,611,328)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS B                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       14,568,804  $      194,636,619       10,582,935  $      119,426,735
Shares issued in connection with
  reinvestment of distributions.........          765,798          10,086,445          826,797           9,372,626
                                          ---------------  ------------------  ---------------  ------------------
                                               15,334,602         204,723,064       11,409,732         128,799,361
Share repurchased.......................      (16,793,522)       (225,719,415)     (11,542,431)       (128,317,008)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................       (1,458,920) $      (20,996,351)        (132,699) $          482,353
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                                                                          JUNE 1, 1995
                                                      YEAR ENDED                    (COMMENCEMENT OF SALE OF
                                                   OCTOBER 31, 1996                SHARES) TO OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................        1,706,101  $       23,413,749          133,919  $        1,558,699
Shares issued in connection with
  reinvestment of distributions.........           40,101             546,903            4,923              57,262
                                          ---------------  ------------------  ---------------  ------------------
                                                1,746,202          23,960,652          138,842           1,615,961
Share repurchased.......................         (839,670)        (11,309,193)         (13,845)           (160,158)
                                          ---------------  ------------------  ---------------  ------------------
Net increase............................          906,532  $       12,651,459          124,997  $        1,455,803
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                      F31

                             GT GLOBAL INCOME FUNDS

GT GLOBAL STRATEGIC INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       15,025,486  $      168,473,834       10,413,395  $      105,118,727
Shares issued in connection with
  reinvestment of distributions.........          829,046           9,085,802        1,180,205          11,913,775
                                          ---------------  ------------------  ---------------  ------------------
                                               15,854,532         177,559,636       11,593,600         117,032,502
Shares repurchased......................      (18,331,797)       (204,237,090)     (18,672,585)       (187,700,412)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (2,477,265) $      (26,677,454)      (7,078,985) $      (70,667,910)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS B                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       12,778,909  $      141,835,937        5,950,544  $       60,333,373
Shares issued in connection with
  reinvestment of distributions.........        1,206,362          13,216,165        1,633,228          16,496,489
                                          ---------------  ------------------  ---------------  ------------------
                                               13,985,271         155,052,102        7,583,772          76,829,862
Shares repurchased......................      (20,318,197)       (224,904,917)     (15,079,063)       (151,484,130)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (6,332,926) $      (69,852,815)      (7,495,291) $      (74,654,268)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                                                                          JUNE 1, 1995
                                                      YEAR ENDED               (COMMENCEMENT OF SALE OF SHARES) TO
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................          278,551  $        3,010,280           44,461  $          465,129
Shares issued in connection with
  reinvestment of distributions.........            3,931              43,156            1,535              15,708
                                          ---------------  ------------------  ---------------  ------------------
                                                  282,482           3,053,436           45,996             480,837
Shares repurchased......................         (284,638)         (3,054,110)          (3,115)            (32,174)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................           (2,156) $             (674)          42,881  $          448,663
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

5. WRITTEN OPTIONS:
The Global High Income Portfolio's written options contract activity for the year ended October 31, 1996 was as follows:

                      COVERED CALL AND PUT OPTIONS WRITTEN

                                                                                                             UNDERLYING
                                                                                                               NOMINAL
                                                                                                               AMOUNT     PREMIUMS
                                                                                                             -----------  ---------
Options outstanding at October 31, 1995....................................................................            0  $       0
Options written............................................................................................    7,000,000    101,500
Options cancelled in closing purchase transactions.........................................................            0          0
Options expired prior to exercise..........................................................................   (7,000,000)  (101,500)
Options exercised..........................................................................................            0          0
                                                                                                             -----------  ---------
Options outstanding at October 31, 1996....................................................................            0  $       0
                                                                                                             -----------  ---------
                                                                                                             -----------  ---------

--------------
FEDERAL TAX INFORMATION:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1996:

                                                                                                            CAPITAL GAIN
FUND                                                                                                          DIVIDEND
----------------------------------------------------------------------------------------------------------  ------------
Government Income.........................................................................................           --
High Income...............................................................................................   $1,206,836
Strategic Income..........................................................................................           --

                                      F32

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL INCOME FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on large cap equity securities of U.S. companies believed to be undervalued

GT JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND
GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      INCSA703MC

                               GT GLOBAL GROWTH &
                                  INCOME FUND

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                                 March 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global Growth & Income Fund ("Fund"). The Fund is a non-diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     17
Execution of Portfolio Transactions......................................................................................     19
Directors and Executive Officers.........................................................................................     21
Management...............................................................................................................     23
Valuation of Fund Shares.................................................................................................     24
Information Relating to Sales and Redemptions............................................................................     26
Taxes....................................................................................................................     28
Additional Information...................................................................................................     31
Investment Results.......................................................................................................     32
Description of Debt Ratings..............................................................................................     38
Financial Statements.....................................................................................................     40


[LOGO]

                   Statement of Additional Information Page 1

                         GT GLOBAL GROWTH & INCOME FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.

SELECTION OF EQUITY INVESTMENTS
For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Fund may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.

DEPOSITORY RECEIPTS
The Fund may hold equity securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such


                   Statement of Additional Information Page 2

                         GT GLOBAL GROWTH & INCOME FUND

as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days

                   Statement of Additional Information Page 3

                         GT GLOBAL GROWTH & INCOME FUND
(excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility. The Fund may only make short sales "against the box." In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund might make a short sale "against the box" in order to hedge against market risks when the Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Manager wants to sell the security the Fund owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion permiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES


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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the

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                         GT GLOBAL GROWTH & INCOME FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at greater than its market value.

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PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or an (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

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                         GT GLOBAL GROWTH & INCOME FUND
offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When

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                         GT GLOBAL GROWTH & INCOME FUND
an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates and decreases in currency exchange rates or stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures

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Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be

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increased   participation   by  speculators   in   the  Futures   markets.  This
participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money"if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Company's Board of Directors.

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The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees entering, into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts, and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

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                         GT GLOBAL GROWTH & INCOME FUND

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES


The  Fund  may  invest up  to  10% of  its  net assets  in  illiquid securities.
Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the security approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.



Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-


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                         GT GLOBAL GROWTH & INCOME FUND

eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.



FOREIGN SECURITIES

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.


Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities on foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such

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                         GT GLOBAL GROWTH & INCOME FUND
matters   as  restrictions  on  market   manipulation,  insider  trading  rules,
shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms


                  Statement of Additional Information Page 15

                         GT GLOBAL GROWTH & INCOME FUND

will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.



    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.



    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.



The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.



The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.



    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Fund intends to invest in Hong Kong, which will revert to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.



    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal


                  Statement of Additional Information Page 16

                         GT GLOBAL GROWTH & INCOME FUND

and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.



Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.



Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.



    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.



Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.



Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.



Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


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                             INVESTMENT LIMITATIONS

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The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;


        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information and subject to operating policy (4) below;


                  Statement of Additional Information Page 17

                         GT GLOBAL GROWTH & INCOME FUND


        (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets;



        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to operating policy (4) below;

        (8) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets at the lower of cost or fair market value. The Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs; or


       (11) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, its investment adviser, or its distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.



For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (1) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer; (2) sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short; (3) invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or (4) enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 18

                         GT GLOBAL GROWTH & INCOME FUND


                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS


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Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.


The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases, the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.

The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and

                  Statement of Additional Information Page 19

                         GT GLOBAL GROWTH & INCOME FUND
regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest generally are traded in the OTC markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid aggregate brokerage commissions of $257,953, $318,958 and $280,861, respectively. For the fiscal year ended October 31, 1996, the Fund paid the LGT Bank in Liechtenstein AG, an "affiliated" broker, aggregate brokerage commissions of $16,898 for transactions involving purchases and sales of portfolio securities which represented 6.55% of the total brokerage commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.


PORTFOLIO TRADING AND TURNOVER

The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/
or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio values, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended October 31, 1996 and 1995, the Fund's portfolio turnover rates were 39% and 83%, respectively.


                  Statement of Additional Information Page 20

                         GT GLOBAL GROWTH & INCOME FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

 * Mr Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 21

                         GT GLOBAL GROWTH & INCOME FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance, from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director of
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, GT Global, GT Services and G.T. Insurance from February 1996
New York, NY 10036                to October 1996; Vice President, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; Senior Vice President, General
                                  Counsel and Secretary, Strong/ Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Floating Rate Fund, Inc., a Trustee and officer of G.T. Global Growth Series and a Trustee of G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which are also registered investment companies managed by the Manager. Each Director and officer serves in total as a Director or Trustee and Officer, respectively, of 11 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Director, who is not a director, officer or employee of the Manager or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $30,200, $30,200, $26,600 and $30,200, respectively, from the Company for which he or she serves as a Director. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $80,100, $80,100, $72,600 and $80,100, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 22

                         GT GLOBAL GROWTH & INCOME FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

The Manager serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays the Manager investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.


The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund, the Company or the Manager may terminate the Contract without penalty upon sixty days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Fund to the Manager during the Fund's last three fiscal years:



YEAR ENDED OCTOBER 31,                                                                                        AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $ 6,282,438
1995.......................................................................................................     6,301,399
1994.......................................................................................................     5,676,421


DISTRIBUTION SERVICES
The Fund's Class A and Class B shares are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to a Distribution Contract between the Company and GT Global dated February 24, 1989.


As described in the Prospectus, the Company has adopted a separate Distribution Plan with respect to each class of the Fund in accordance with Rule 12b-1 under the 1940 Act (the "Class A Plan" and "Class B Plan," respectively, and collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the Fund. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The Fund makes no payments to any party other than GT Global, which is the distributor (principal underwriter) of the Fund's shares. The Class B Plan took effect on October 22, 1992. The following table discloses payments made by the Fund to GT Global under the Plans during the Fund's last fiscal year:



                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1996.................................................................   $   968,051    $ 3,702,842



In approving the Plans, the Directors determined that the adoption of each Plan was in the best interests of the shareholders of that Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.


Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of

                  Statement of Additional Information Page 23

                         GT GLOBAL GROWTH & INCOME FUND
Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares.The following table reviews the extent of such activity during the Fund's last three fiscal years under a sales structure substantially similar to the current Class A structure:


                                                                                     SALES CHARGES   AMOUNTS    AMOUNTS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED    RETAINED   REALLOWED
-----------------------------------------------------------------------------------  -------------  ---------  ----------
1996...............................................................................   $   201,573   $  55,131  $  146,442
1995...............................................................................       556,296      80,112     476,184
1994...............................................................................     2,299,883     442,313   1,857,570



GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares and certain Class A shares. For the fiscal years ended October 31, 1996, 1995 and 1994, GT Global collected contingent deferred sales charges in the amounts of $1,485,113, $1,552,827 and $321,440, respectively.


TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES

The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1996 and October 31, 1995, the Fund paid transfer agency and accounting service fees to the Manager of $1,398,892 and $1,414,035, respectively.


EXPENSES OF THE FUND
The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Fund's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at
the   last   available    bid   price.   In    cases   where   securities    are

                  Statement of Additional Information Page 24

                         GT GLOBAL GROWTH & INCOME FUND
traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available, or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.

European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

                  Statement of Additional Information Page 25

                         GT GLOBAL GROWTH & INCOME FUND

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES

Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.


LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 business days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the GT Global Automatic Investment Plan ("AIP"), investors or their brokers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent:
(1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are included at the back of the Fund's prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such

                  Statement of Additional Information Page 26

                         GT GLOBAL GROWTH & INCOME FUND
cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the Fund or the Transfer Agent.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Class A or Class B shares of the Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Code. IRA applications are available from brokers or GT Global.


EXCHANGES BETWEEN FUNDS
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) also must submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon 30 days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

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                         GT GLOBAL GROWTH & INCOME FUND

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemption in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to qualify or to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

                  Statement of Additional Information Page 28

                         GT GLOBAL GROWTH & INCOME FUND

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be
taxable  to  the  Fund  to  the  extent  that  income  is  distributed  to   its
shareholders.



If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.



Pursuant to proposed regulations, an open-end RIC, such as the Fund, would be entitled to elect to "mark-to-market" its stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).
Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and


                  Statement of Additional Information Page 29

                         GT GLOBAL GROWTH & INCOME FUND
Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.


If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.



Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other  than  those  that  are  part  of  a  "mixed  straddle")  ("Section  1256
Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 30

                         GT GLOBAL GROWTH & INCOME FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein  Global  Trust, AG,  formerly  BIL GT  Group,  is composed  of the
Manager  and   its  worldwide   affiliates.   Other  worldwide   affiliates   of
Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz and Verwaltung AG, in Zurich, Switzerland.



Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan), in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.

                  Statement of Additional Information Page 31

                         GT GLOBAL GROWTH & INCOME FUND


                               INVESTMENT RESULTS


--------------------------------------------------------------------------------


STANDARDIZED RETURNS


The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A, and Class B shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:



                                                                                                GROWTH AND       GROWTH AND
                                                                                                INCOME FUND      INCOME FUND
PERIOD                                                                                           (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended October 31, 1996..........................................................        11.25%           11.06%
October 31, 1991 through October 31, 1996...................................................        10.07%             N/A
October 22, 1992 (commencement of operations) through October 31, 1996......................          N/A            11.29%
September 25, 1990 (commencement of operations) through October 31, 1996....................        10.83%             N/A



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, the Fund may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.



Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.



The average annual Non-Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:



                                                                                                GROWTH AND       GROWTH AND
                                                                                                INCOME FUND      INCOME FUND
PERIOD                                                                                           (CLASS A)        (CLASS B)
--------------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended October 31, 1996..........................................................        16.80%           16.06%
October 31, 1991 through October 31, 1996...................................................        11.14%             N/A
October 22, 1992 (commencement of operations) through October 31, 1996......................          N/A            11.65%
September 25, 1990 (commencement of operations) through October 31, 1996....................        11.72%             N/A



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized
Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charge into account.


                  Statement of Additional Information Page 32

                         GT GLOBAL GROWTH & INCOME FUND


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Fund, stated as aggregate total returns for the periods shown, were:



                                                                                              GROWTH AND       GROWTH AND
                                                                                              INCOME FUND      INCOME FUND
PERIOD                                                                                         (CLASS A)        (CLASS B)
------------------------------------------------------------------------------------------  ---------------  ---------------
October 22, 1992 (commencement of operations) through October 31, 1996....................          N/A            55.82%
September 25, 1990 (commencement of operations) through October 31, 1996..................        96.59%             N/A



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and B shares of the Fund, stated as aggregate total returns for the periods shown, were:



                                                                                              GROWTH AND       GROWTH AND
                                                                                              INCOME FUND      INCOME FUND
PERIOD                                                                                         (CLASS A)        (CLASS B)
------------------------------------------------------------------------------------------  ---------------  ---------------
October 22, 1992 (commencement of operations) through October 31, 1996....................          N/A            53.82%
September 25, 1990 (commencement of operations) through October 31, 1996..................        87.25%             N/A


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.


GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. The Fund is actively managed, I.E., the Manager, as the Fund's investment manager, actively purchases and sells securities in seeking the Fund's investment objective. Moreover, the Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of the Fund to differ from relevant indices.


In addition, GT Global may in its radio, television and other advertising, employ the use of sound effects such as, for example, sounds of electronic data being communicated.


The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:


        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage-backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).


        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S.

                  Statement of Additional Information Page 33

                         GT GLOBAL GROWTH & INCOME FUND
    Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.


       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.


       (13) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (14) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and
    regional  economic  trends  and   their  implications  for  the   developing
    economies.

       (15) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (16) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (17) International Financial Statistics, which is produced by the International Monetary Fund.


       (18) Various publications and annual reports by the World Bank and its affiliates.


       (19) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (20) Various publications including but not limited to ratings agencies such as Moody's, S&P and Fitch.


       (21) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (22) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.


       (23) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.


       (24) Various publications from the Organization for Economic Cooperation and Development (OECD).


Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may


                  Statement of Additional Information Page 34

                         GT GLOBAL GROWTH & INCOME FUND
compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes the Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including, but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.


In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In


                  Statement of Additional Information Page 35

                         GT GLOBAL GROWTH & INCOME FUND
addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable you to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Fund may also discuss these accounts and plans, which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment) you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or, (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.



ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type of amount of the distribution), unless you elect to to have any withholding apply. Please consult your tax advisor for more information.



SEP-IRAS: Simplified employee pension plans "SEPs" or "SEP-IRAs" provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.



CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and  most
other   not-for-profit   corporations   can   make   pre-tax   salary  reduction
contributions to these accounts.



PROFIT-SHARING  (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. Section 401(k) plans, a type of profit-sharing plan, additionally permit the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.


                  Statement of Additional Information Page 36

                         GT GLOBAL GROWTH & INCOME FUND

GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


From time to time, the Fund and GT Global will quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including the economic and financial data of the referenced financial organizations such as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.



 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.



 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.



 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product (GDP): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.


13) Total exports and imports by year: IFC, The World Bank and Datastream.



14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.


16) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.



17) Countries restructuring their debt, including those under the Brady Plan: the Manager.



18) Political and economic structure of countries: Economist Intelligence Unit.



19) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.



20) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

                  Statement of Additional Information Page 37

                         GT GLOBAL GROWTH & INCOME FUND


GT GLOBAL ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS


    Moody's rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater.

        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

                  Statement of Additional Information Page 38

                         GT GLOBAL GROWTH & INCOME FUND

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



    S&P rates the securities debt of various entities in categories ranging from "AAA" to "DD" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  Statement of Additional Information Page 39

                         GT GLOBAL GROWTH & INCOME FUND

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

COMMERCIAL PAPER RATINGS
The Fund may invest only in high quality commercial paper, i.e. commercial paper rated Prime-1 by Moody's, A-1 by S&P, or, if unrated, judged by the Manager to be of comparable quality. Issuers rated Prime-1 by Moody's have, in Moody's judgment, a superior capacity for repayment of short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues assigned the A-1 rating by S&P are regarded by S&P as having the greatest capacity for timely payment. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Fund as of October 31, 1996, and for its fiscal year then-ended appear on the following pages.

                  Statement of Additional Information Page 40

                         GT GLOBAL GROWTH & INCOME FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Growth & Income Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Growth & Income Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Growth & Income Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

                         GT GLOBAL GROWTH & INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES          VALUE          ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (22.8%)
  Royal & Sun Alliance Insurance Group PLC ...............   UK             2,081,400   $ 14,274,489         2.1
    INSURANCE - MULTI-LINE
  Schweizerischer Bankverein (Swiss Bank Corp.) ..........   SWTZ              69,590     13,425,103         2.0
    BANKS-MONEY CENTER
  Union Bank of Switzerland - Bearer .....................   SWTZ              10,652     10,160,837         1.5
    BANKS-MONEY CENTER
  CS Holding AG - Registered .............................   SWTZ              98,500      9,852,341         1.5
    BANKS-MONEY CENTER
  AEGON N.V. .............................................   NETH             187,875      9,553,717         1.4
    INSURANCE-LIFE
  First Tennessee National Corp. .........................   US               245,400      8,926,425         1.3
    BANKS-REGIONAL
  ABN AMRO Holding N.V. ..................................   NETH             151,374      8,553,866         1.3
    BANKS-REGIONAL
  ING Groep N.V. .........................................   NETH             264,262      8,237,263         1.2
    OTHER FINANCIAL
  Commonwealth Bank of Australia .........................   AUSL             757,700      7,113,005         1.1
    BANKS-SUPER REGIONAL
  American General Corp. .................................   US               170,000      6,332,500         0.9
    INSURANCE-LIFE
  IKB Deutsche Industriebank AG ..........................   GER               33,700      6,123,629         0.9
    BANKS-REGIONAL
  Lloyds Abbey Life PLC ..................................   UK               599,000      6,115,726         0.9
    INSURANCE-LIFE
  National Westminster Bank PLC ..........................   UK               471,800      5,385,091         0.8
    BANKS-MONEY CENTER
  Deutsche Bank AG .......................................   GER              112,500      5,213,922         0.8
    BANKS-MONEY CENTER
  Generale de Banque S.A. ................................   BEL               14,762      5,162,201         0.8
    BANKS-MONEY CENTER
  General Accident PLC ...................................   UK               400,000      4,764,074         0.7
    INSURANCE - PROPERTY-CASUALTY
  Kredietbank N.V. .......................................   BEL               12,980      4,195,492         0.6
    BANKS-REGIONAL
  Fortis Amev N.V. .......................................   NETH             135,042      4,034,311         0.6
    OTHER FINANCIAL
  Commercial Union PLC ...................................   UK               361,550      3,823,747         0.6
    INSURANCE - MULTI-LINE
  Mercury Asset Management Group PLC .....................   UK               196,698      3,614,878         0.5
    INVESTMENT MANAGEMENT
  M & G Group PLC ........................................   UK               155,000      2,824,601         0.4
    INVESTMENT MANAGEMENT
  Banco de Santander S.A. ................................   SPN               48,750      2,503,823         0.4
    BANKS-MONEY CENTER
  Dresdner Bank AG .......................................   GER               72,350      1,936,154         0.3
    BANKS-MONEY CENTER
  Gerrard & National Holdings PLC ........................   UK               375,880      1,608,468         0.2
    SECURITIES BROKER
  Realty Development Corp., Ltd. "A" .....................   HK                 5,000         19,142          --
    REAL ESTATE

    The accompanying notes are an integral part of the financial statements.

                                       F2

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES          VALUE          ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (Continued)
  Generale de Banque Strip VVPR ..........................   BEL                1,342   $        861          --
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                         153,755,666
                                                                                        ------------
Energy (12.9%)
  Elektrowatt AG .........................................   SWTZ              45,508     17,306,164         2.6
    ELECTRICAL & GAS UTILITIES
  Royal Dutch Petroleum Co. ..............................   NETH              87,050     14,372,406         2.1
    OIL
  Exxon Corp. ............................................   US                91,300      8,091,463         1.2
    OIL
  Electrabel S.A. ........................................   BEL               34,760      8,073,866         1.2
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ............................................   US                63,800      7,448,650         1.1
    OIL
  Shell Transport & Trading Co., PLC .....................   UK               358,800      5,881,728         0.9
    OIL
  RWE AG .................................................   GER              134,620      5,545,269         0.8
    ELECTRICAL & GAS UTILITIES
  Reunies Electrobel & Tractebel S.A. ....................   BEL               11,587      5,520,274         0.8
    ELECTRICAL & GAS UTILITIES
  Pacific Gas and Electric Co. ...........................   US               220,000      5,170,000         0.8
    ELECTRICAL & GAS UTILITIES
  Elf Aquitaine ..........................................   FR                52,475      4,197,589         0.6
    OIL
  Groupe Bruxelles Lambert S.A. ..........................   BEL               31,025      3,856,974         0.6
    OIL
  British Gas PLC ........................................   UK               459,500      1,427,994         0.2
    GAS PRODUCTION & DISTRIBUTION
                                                                                        ------------
                                                                                          86,892,377
                                                                                        ------------
Services (6.4%)
  Telecom Corporation of New Zealand Limited: ............   NZ                    --             --         2.3
    TELEPHONE NETWORKS
    Common ...............................................   --             2,614,200     13,588,663          --
    ADR{\/} ..............................................   --                19,000      1,581,750          --
  McGraw-Hill, Inc. ......................................   US               162,000      7,593,750         1.1
    BROADCASTING & PUBLISHING
  United News & Media PLC ................................   UK               639,291      7,010,773         1.0
    BROADCASTING & PUBLISHING
  Dun & Bradstreet Corp. .................................   US               109,800      6,354,675         0.9
    BROADCASTING & PUBLISHING
  Royal PTT Nederland N.V. ...............................   NETH             112,735      4,078,681         0.6
    TELEPHONE NETWORKS
  EMI Group PLC ..........................................   UK               158,900      3,121,896         0.5
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          43,330,188
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES          VALUE          ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Materials/Basic Industry (6.3%)
  Western Mining Corporation Holdings Ltd. ...............   AUSL           1,437,900   $  9,033,151         1.3
    METALS - NON-FERROUS
  CSR Ltd. ...............................................   AUSL           2,405,200      8,078,942         1.2
    BUILDING MATERIALS & COMPONENTS
  Solvay S.A. "A" ........................................   BEL               11,754      7,042,218         1.1
    CHEMICALS
  Akzo Nobel N.V. ........................................   NETH              51,450      6,481,651         1.0
    CHEMICALS
  Monsanto Co. ...........................................   US               160,500      6,359,813         0.9
    CHEMICALS
  BASF AG ................................................   GER              180,800      5,782,159         0.8
    CHEMICALS
                                                                                        ------------
                                                                                          42,777,934
                                                                                        ------------
Consumer Non-Durables (5.7%)
  Avon Products, Inc. ....................................   US               182,000      9,873,500         1.5
    PERSONAL CARE/COSMETICS
  EMAIL Ltd. .............................................   AUSL           3,264,200      8,973,124         1.3
    HOUSEHOLD PRODUCTS
  Philip Morris Cos., Inc. ...............................   US                85,000      7,873,125         1.2
    FOOD
  Universal Corp. ........................................   US               280,500      7,643,625         1.1
    TOBACCO
  Brown-Forman Corp. "B" .................................   US                93,600      4,048,200         0.6
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          38,411,574
                                                                                        ------------
Health Care (3.7%)
  Bristol Myers Squibb Co. ...............................   US               138,700     14,667,525         2.2
    PHARMACEUTICALS
  Bayer AG ...............................................   GER              258,600      9,777,383         1.5
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          24,444,908
                                                                                        ------------
Capital Goods (3.4%)
  General Electric PLC ...................................   UK             1,473,000      9,095,404         1.4
    AEROSPACE/DEFENSE
  BICC PLC ...............................................   UK             1,559,172      7,420,400         1.1
    INDUSTRIAL COMPONENTS
  Lockheed Martin Corp. ..................................   US                69,545      6,232,971         0.9
    AEROSPACE/DEFENSE
                                                                                        ------------
                                                                                          22,748,775
                                                                                        ------------
Consumer Durables (1.9%)
  GKN PLC ................................................   UK               685,800     12,888,041         1.9
                                                                                        ------------
    AUTO PARTS
Multi-Industry/Miscellaneous (1.4%)
  VEBA AG ................................................   GER              170,200      9,083,556         1.4
                                                                                        ------------
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

                                       F4

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                          COUNTRY        SHARES          VALUE          ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Technology (0.3%)
  Alcatel Alsthom Compagnie Generale d'Electricite .......   FR                21,860   $  1,864,976         0.3
    TELECOM TECHNOLOGY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $317,278,795) .............                               436,197,995        64.8
                                                                                        ------------       -----

                                                                         PRINCIPAL                       % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT          VALUE          ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (25.6%)
  Australia (2.0%)
    Australian Government, 7.5% due 7/15/05 ..............   AUD           16,500,000     13,198,170         2.0
  Canada (0.6%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD            5,000,000      4,348,475         0.6
  Denmark (1.1%)
    Kingdom of Denmark, 8% due 3/15/06 ...................   DKK           40,000,000      7,409,447         1.1
  Germany (5.9%)
    Deutschland Republic:
      6.75% due 4/22/03 ..................................   DEM           23,000,000     16,167,173         2.4
      6.25% due 1/4/24 ...................................   DEM           23,000,000     14,113,222         2.1
    Bundesschatzanweisungen, 6.875% due 12/2/98 ..........   DEM            7,000,000      4,907,956         0.7
    Treuhandanstalt, 6.375% due 7/1/99 ...................   DEM            7,000,000      4,888,067         0.7
  Italy (3.2%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      10.5% due 4/15/98 ..................................   ITL       17,645,000,000     12,144,605         1.8
      10.5% due 9/01/05 ..................................   ITL       12,295,000,000      9,267,211         1.4
  Spain (1.5%)
    Kingdom of Spain, 10.3% due 6/15/02 ..................   ESP        1,162,430,000     10,354,587         1.5
  Sweden (2.4%)
    Swedish Government, 6% due 2/9/05 ....................   SEK          115,000,000     16,132,404         2.4
  United Kingdom (3.7%)
    United Kingdom Treasury:
      7.75% due 9/8/06 ...................................   GBP           11,895,000     19,487,111         2.9
      9.5% due 1/15/99 ...................................   GBP            3,000,000      5,144,717         0.8
  United States (5.2%)
    United States Treasury Note:
      7.25% due 5/15/04 ..................................   USD            8,600,000      9,109,617         1.4
      7.5% due 2/15/05 ...................................   USD            8,050,000      8,666,328         1.3
    United States Treasury Bond:
      6.25% due 8/15/23 ..................................   USD           10,000,000      9,405,859         1.4
      6% due 2/15/26 .....................................   USD            8,200,000      7,492,429         1.1
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $160,273,837) ...........................................                               172,237,378
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F5

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL                       % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT          VALUE          ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (4.5%)
  Germany (2.2%)
    Siemens Capital Corp., 8% due 6/24/02+/+ .............   USD            4,710,000   $  6,224,265         0.9
    Deutsche Bank AG, 9% due 12/31/02+/+ .................   DEM            5,625,000      4,395,112         0.7
    Commerzbank AG, Convertible Bond, 9.45% due
     12/31/00+ ...........................................   DEM            4,173,000      4,056,088         0.6
  United Kingdom (2.3%)
    Daily Mail & General Trust, Convertible Bond, 5.75%
     due 9/26/03 .........................................   GBP            3,405,000      8,836,601         1.3
    Land Securities PLC, Convertible Bond, 9.375% due
     7/31/04 .............................................   GBP            3,485,000      6,560,600         1.0
                                                                                        ------------
Total Corporate Bonds (cost $26,125,358) .................                                30,072,666
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $186,399,195) .......                               202,310,044        30.1
                                                                                        ------------       -----


                                                                                                         % OF NET
REPURCHASE AGREEMENT                                                                       VALUE          ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55%, collateralized by $8,645,000 U.S. Treasury Bond,
   7.125% due 2/15/23 (market value of collateral is
   $9,130,814, including accrued interest). (cost
   $8,946,379) ...........................................                                 8,946,379         1.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $512,624,369)  * .................                               647,454,418        96.2
Other Assets and Liabilities .............................                                25,799,981         3.8
                                                                                        ------------       -----

NET ASSETS ...............................................                              $673,254,399       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+  Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
          *  For Federal income tax purposes, cost is $513,138,202 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 141,338,898
                 Unrealized depreciation:            (7,022,682)
                                                  -------------
                 Net unrealized appreciation:     $ 134,316,216
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F6

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                              PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------------
                                                          FIXED
                                                         INCOME,     SHORT-TERM
                                                         RIGHTS &      &
COUNTRY (COUNTRY CODE/CURRENCY CODE)       EQUITY        WARRANTS    OTHER  TOTAL
--------------------------------------  -------------   ----------   -----  -----
Australia (AUSL/AUD) .................       4.9            2.0               6.9
Belgium (BEL/BEF) ....................       5.1                              5.1
Canada (CAN/CAD) .....................                      0.6               0.6
Denmark (DEN/DKK) ....................                      1.1               1.1
France (FR/FRF) ......................       0.9                              0.9
Germany (GER/DEM) ....................       6.5            8.1              14.6
Italy (ITLY/ITL) .....................                      3.2               3.2
Netherlands (NETH/NLG) ...............       8.2                              8.2
New Zealand (NZ/NZD) .................       2.3                              2.3
Spain (SPN/ESP) ......................       0.4            1.5               1.9
Sweden (SWDN/SEK) ....................                      2.4               2.4
Switzerland (SWTZ/CHF) ...............       7.6                              7.6
United Kingdom (UK/GBP) ..............      13.2            6.0              19.2
United States & Other (US/USD) .......      15.7            5.2      5.1     26.0
                                           -----          -----      -----  -----
Total  ...............................      64.8           30.1      5.1    100.0
                                           -----          -----      -----  -----
                                           -----          -----      -----  -----

--------------

{d}  Percentages indicated are based on net assets of $673,254,399.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                          MARKET VALUE
                                             (U.S.       CONTRACT  DELIVERY   UNREALIZED
CONTRACTS TO BUY:                           DOLLARS)      PRICE      DATE    APPRECIATION
----------------------------------------  ------------   --------  --------  ------------
French Francs...........................      978,657     5.14010  11/19/96   $    5,913
                                          ------------                       ------------
    Total Contracts to Buy (Payable
     amount $972,744)...................      978,657                              5,913
                                          ------------                       ------------
THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF NET ASSETS IS 0.15%.

CONTRACTS TO SELL:
----------------------------------------
Deutsche Marks                             30,578,692     1.46710  11/29/96      912,004
French Francs                               1,389,297     4.99600  11/06/96       31,840
French Francs                               3,777,615     5.05905  11/19/96       37,330
Netherland Guilders                        12,432,967     1.64860  11/15/96      365,771
Swiss Francs                               14,014,758     1.23274  12/19/96      262,381
                                          ------------                       ------------
    Total Contracts to Sell (Receivable
     amount $63,802,655)................   62,193,329                          1,609,326
                                          ------------                       ------------
THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF NET ASSETS IS 9.24%.
    Total Open Forward Foreign Currency
     Contracts..........................                                      $1,615,239
                                                                             ------------
                                                                             ------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                         GT GLOBAL GROWTH & INCOME FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $512,624,369) (Note 1).............................  $647,454,418
  U.S. currency.....................................................................  $     756
  Foreign currencies (cost $44,124).................................................     44,048       44,804
                                                                                      ---------
  Receivable for Fund shares sold..............................................................   20,169,512
  Interest and interest withholding tax reclaims receivable....................................    5,131,683
  Receivable for open forward foreign currency contracts, net (Note 1).........................    1,615,239
  Dividends and dividend withholding tax reclaims receivable...................................    1,127,871
  Miscellaneous receivable.....................................................................        4,762
  Cash held as collateral for securities loaned (Note 1).......................................  109,660,818
                                                                                                 -----------
    Total assets...............................................................................  785,209,107
                                                                                                 -----------
Liabilities:
  Payable for Fund shares repurchased (Note 2).................................................    1,082,087
  Payable for investment management and administration fees (Note 2)...........................      534,801
  Payable for service and distribution expenses (Note 2).......................................      401,630
  Payable for printing and postage expenses....................................................      106,632
  Payable for transfer agent fees (Note 2).....................................................       61,755
  Payable for professional fees................................................................       49,075
  Payable for custodian fees (Note 1)..........................................................       22,818
  Payable for registration and filing fees.....................................................       13,380
  Payable for fund accounting fees (Note 2)....................................................       12,818
  Payable for Directors' fees and expenses (Note 2)............................................        4,464
  Other accrued expenses.......................................................................        4,430
  Collateral for securities loaned (Note 1)....................................................  109,660,818
                                                                                                 -----------
    Total liabilities..........................................................................  111,954,708
                                                                                                 -----------
Net assets.....................................................................................  $673,254,399
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($286,203,273 DIVIDED BY 40,255,902 shares
 outstanding)..................................................................................  $      7.11
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/95.25 of $7.11) *........................................  $      7.46
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($383,966,080 DIVIDED BY 53,993,849 shares
 outstanding)..................................................................................  $      7.11
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,085,046 DIVIDED
 BY 434,291 shares outstanding)................................................................  $      7.10
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $544,529,295
  Undistributed net investment income..........................................................      755,291
  Accumulated net realized loss on investments and foreign currency transactions...............   (8,514,803)
  Net unrealized appreciation on translation of assets and liabilities in foreign currencies...    1,654,567
  Net unrealized appreciation of investments...................................................  134,830,049
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $673,254,399
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                         GT GLOBAL GROWTH & INCOME FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income (net of foreign withholding tax of $70,369)................................  $15,829,738
  Dividend income (net of foreign withholding tax of $1,768,337).............................  15,064,935
                                                                                               ----------
    Total investment income..................................................................  30,894,673
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................   6,282,438
  Transfer agent fees (Note 2)...............................................................   1,236,857
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $  968,051
    Class B......................................................................   3,702,842   4,670,893
                                                                                   ----------
  Custodian fees (Note 1)....................................................................     456,141
  Printing and postage expenses..............................................................     170,158
  Fund accounting fees (Note 2)..............................................................     162,035
  Audit fees.................................................................................      57,724
  Registration and filing fees...............................................................      43,188
  Legal fees.................................................................................      25,986
  Directors' fees and expenses (Note 2)......................................................      16,712
  Other expenses.............................................................................      23,615
                                                                                               ----------
    Total expenses before reductions.........................................................  13,145,747
                                                                                               ----------
      Expense reductions (Note 1 & 5)........................................................    (426,518)
                                                                                               ----------
    Total net expenses.......................................................................  12,719,229
                                                                                               ----------
Net investment income........................................................................  18,175,444
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments...............................................  11,446,471
  Net realized gain on foreign currency transactions.............................   4,285,938
                                                                                   ----------
    Net realized gain during the year........................................................  15,732,409
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies.........................................................   1,957,055
  Net change in unrealized appreciation of investments...........................  62,236,320
                                                                                   ----------
    Net unrealized appreciation during the year..............................................  64,193,375
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................  79,925,784
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $98,101,228
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                       F9

                         GT GLOBAL GROWTH & INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                YEAR ENDED    YEAR ENDED
                                                                               OCTOBER 31,   OCTOBER 31,
                                                                                   1996          1995
                                                                               ------------  ------------
Increase (Decrease) in net assets
Operations:
  Net investment income......................................................  $ 18,175,444  $ 22,728,600
  Net realized gain (loss) on investments and foreign currency
   transactions..............................................................    15,732,409   (17,910,394)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies..............................     1,957,055      (583,752)
  Net change in unrealized appreciation of investments.......................    62,236,320    32,281,086
                                                                               ------------  ------------
    Net increase in net assets resulting from operations.....................    98,101,228    36,515,540
                                                                               ------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income.................................................    (9,963,848)  (10,790,288)
  From net realized gain on investments......................................    (1,766,763)     (506,546)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income.................................................   (10,894,963)  (10,618,028)
  From net realized gain on investments......................................    (2,225,842)     (580,255)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income.................................................       (65,132)      (18,236)
  From net realized gain on investments......................................        (5,890)           --
                                                                               ------------  ------------
    Total distributions......................................................   (24,922,438)  (22,513,353)
                                                                               ------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested...........................   237,835,679   150,425,919
  Decrease from capital shares repurchased...................................  (279,569,655) (199,707,569)
                                                                               ------------  ------------
    Net decrease from capital share transactions.............................   (41,733,976)  (49,281,650)
                                                                               ------------  ------------
Total increase (decrease) in net assets......................................    31,444,814   (35,279,463)
Net assets:
  Beginning of year..........................................................   641,809,585   677,089,048
                                                                               ------------  ------------
  End of year................................................................  $673,254,399* $641,809,585**
                                                                               ------------  ------------
                                                                               ------------  ------------

--------------
   * Includes undistributed net investment income of $755,291.
  ** Includes undistributed net investment income of $3,503,788.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                        CLASS A+
                                --------------------------------------------------------
                                                 YEAR ENDED OCTOBER 31,
                                --------------------------------------------------------
                                  1996        1995        1994      1993 (D)      1992
                                ---------   ---------   ---------   ---------   --------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $   6.35    $   6.21    $   6.29    $   5.28    $  5.25
                                ---------   ---------   ---------   ---------   --------
Income from investment
 operations:
  Net investment income.......      0.22        0.24        0.22        0.24*      0.21*
  Net realized and unrealized
   gain (loss) on
   investments................      0.82        0.13       (0.03)       1.05       0.10
                                ---------   ---------   ---------   ---------   --------
    Net increase (decrease)
     from investment
     operations...............      1.04        0.37        0.19        1.29       0.31
                                ---------   ---------   ---------   ---------   --------
Distributions to shareholders:
  From net investment
   income.....................     (0.24)      (0.22)      (0.21)      (0.24)     (0.14)
  From net realized gain on
   investments................     (0.04)      (0.01)      (0.06)         --      (0.14)
  From sources other than net
   investment income..........        --          --          --       (0.04)        --
                                ---------   ---------   ---------   ---------   --------
    Total distributions.......     (0.28)      (0.23)      (0.27)      (0.28)     (0.28)
                                ---------   ---------   ---------   ---------   --------
Net asset value, end of
 period.......................  $   7.11    $   6.35    $   6.21    $   6.29    $  5.28
                                ---------   ---------   ---------   ---------   --------
                                ---------   ---------   ---------   ---------   --------

Total investment return (e)...     16.80%       6.27%       3.14%       25.1%       5.9%
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $286,203    $284,069    $317,847    $251,428    $27,754
Ratio of net investment income
 to average net assets........      3.17%       3.85%       3.30%        3.3%*      4.1%*
Ratio of expenses to average
 net assets:
  With expense reductions
   (Notes 1 & 5)..............      1.59%       1.70%       1.67%        1.8%*      1.9%*
  Without expense
   reductions.................      1.66%       1.74%         --%**       --%**      --%**
Portfolio turnover rate++++...        39%         83%        117%         24%        53%
Average commission rate per
 share paid on portfolio
 transactions++++.............  $ 0.0139         N/A         N/A         N/A        N/A

----------------

  + All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 and $0.02 for the year ended October 31, 1993 and 1992, respectively. Without such reimbursements, the expense ratios would have been 1.9% and 2.2%, and the net investment income to average net assets would have been 3.2% and 3.7% for the year ended October 31, 1993 and 1992, respectively.
 * * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Not annualized.
 (b) Annualized.
 (c) Ratios are not meaningful due to short period of operations of Class B shares.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the year.
 (e) Total investment return does not include sales charges.

    The accompanying notes are an integral part of the financial statements.
                                      F11

                         GT GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                         CLASS B++
                                -----------------------------------------------------------        ADVISOR CLASS+++
                                                                                OCTOBER 22,   --------------------------
                                                                                   1992          YEAR       JUNE 1, 1995
                                           YEAR ENDED OCTOBER 31,                   TO           ENDED           TO
                                ---------------------------------------------   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                  1996        1995        1994      1993 (D)     1992 (D)        1996           1995
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $   6.35    $   6.21    $   6.29    $   5.28      $ 5.29       $   6.35       $ 6.24
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
Income from investment
 operations:
  Net investment income.......      0.17        0.20        0.18        0.20        0.01           0.23         0.11
  Net realized and unrealized
   gain (loss) on
   investments................      0.82        0.13       (0.03)       1.05       (0.02)          0.82         0.13
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
    Net increase (decrease)
     from investment
     operations...............      0.99        0.33        0.15        1.25       (0.01)          1.05         0.24
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
Distributions to shareholders:
  From net investment
   income.....................     (0.20)      (0.18)      (0.17)      (0.20)         --          (0.26)       (0.13)
  From net realized gain on
   investments................     (0.03)      (0.01)      (0.06)         --          --          (0.04)          --
  From sources other than net
   investment income..........        --          --          --       (0.04)         --             --           --
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
    Total distributions.......     (0.23)      (0.19)      (0.23)      (0.24)         --          (0.30)       (0.13)
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
Net asset value, end of
 period.......................  $   7.11    $   6.35    $   6.21    $   6.29      $ 5.28       $   7.10       $ 6.35
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
Total investment return (e)...     16.06%       5.57%       2.48%       24.3%       (0.2)% (a)     17.19%       3.83% (a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $383,966    $356,796    $359,242    $150,768      $  280       $  3,085       $  944
Ratio of net investment income
 to average net assets........      2.52%       3.20%       2.65%        2.6%        N/A(c)        3.52%        4.20% (b)
Ratio of expenses to average
 net assets:
  With expense reductions
   (Notes 1 & 5)..............      2.24%       2.35%       2.32%        2.5%        N/A(c)        1.24%        1.35% (b)
  Without expense
   reductions.................      2.31%       2.39%         --%**       --%**       --% **(c)      1.31%      1.39% (b)
Portfolio turnover rate++++...        39%         83%        117%         24%         53%            39%          83%
Average commission rate per
 share paid on portfolio
 transactions++++.............  $ 0.0139         N/A         N/A         N/A         N/A       $ 0.0139          N/A

----------------

  + All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 and $0.02 for the year ended October 31, 1993 and 1992, respectively. Without such reimbursements, the expense ratios would have been 1.9% and 2.2%, and the net investment income to average net assets would have been 3.2% and 3.7% for the year ended October 31, 1993 and 1992, respectively.
 * * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Not annualized.
 (b) Annualized.
 (c) Ratios are not meaningful due to short period of operations of Class B shares.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the year.
 (e) Total investment return does not include sales charges.

    The accompanying notes are an integral part of the financial statements.
                                      F12

                         GT GLOBAL GROWTH & INCOME FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Growth & Income Fund ("Fund") is a separate series of GT Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by, Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss

                                      F13

                         GT GLOBAL GROWTH & INCOME FUND

equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counter party is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently 'marked-to-market' to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1996, stocks with an aggregate value of approximately $103,616,512 were on loan to brokers. The loans were secured by cash collateral of $109,660,818. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1996, the Fund received $408,455 of income from securities lending which was used to offset the Fund's custody expenses.

                                      F14

                         GT GLOBAL GROWTH & INCOME FUND

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carry forward of $6,939,210, which expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investment of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc., is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1996, GT Global retained $55,131 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $11,699 for the year ended October 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of $1,473,414. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00%

                                      F15

                         GT GLOBAL GROWTH & INCOME FUND

annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1996, purchases and sales of investment securities by the Fund, other than short-term investments and U.S. government obligations, aggregated $221,734,292 and $306,804,136, respectively. Purchases and sales of U.S. government obligations were $27,669,250 and $12,391,250, respectively, for the year ended October 31, 1996.

4. CAPITAL SHARES
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund: 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F16

                         GT GLOBAL GROWTH & INCOME FUND

                           CAPITAL SHARE TRANSACTIONS

                                                 YEAR ENDED                  YEAR ENDED
                                              OCTOBER 31, 1996            OCTOBER 31, 1995
                                          -------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT       SHARES        AMOUNT
----------------------------------------  -----------  ------------  -----------  -------------
Shares sold.............................   21,196,018  $143,350,526   11,447,072  $  70,539,906
Shares issued in connection with
  reinvestment of distributions.........    1,500,319     9,894,388    1,579,506      9,534,463
                                          -----------  ------------  -----------  -------------
                                           22,696,337   153,244,914   13,026,578     80,074,369
Shares repurchased......................  (27,157,086) (182,477,096) (19,470,580)  (119,773,578)
                                          -----------  ------------  -----------  -------------
Net decrease............................   (4,460,749) $(29,232,182)  (6,444,002) $ (39,699,209)
                                          -----------  ------------  -----------  -------------
                                          -----------  ------------  -----------  -------------

                                                 YEAR ENDED                  YEAR ENDED
                                              OCTOBER 31, 1996            OCTOBER 31, 1995
                                          -------------------------  --------------------------
CLASS B                                     SHARES        AMOUNT       SHARES        AMOUNT
----------------------------------------  -----------  ------------  -----------  -------------
Shares sold.............................    9,561,545  $ 63,970,280    9,868,499  $  60,082,182
Shares issued in connection with
  reinvestment of distributions.........    1,656,409    10,934,244    1,542,069      9,322,768
                                          -----------  ------------  -----------  -------------
                                           11,217,954    74,904,524   11,410,568     69,404,950
Shares repurchased......................  (13,373,837)  (89,395,191) (13,074,922)    79,926,629)
                                          -----------  ------------  -----------  -------------
Net decrease............................   (2,155,883) $(14,490,667)  (1,664,354) $ (10,521,679)
                                          -----------  ------------  -----------  -------------
                                          -----------  ------------  -----------  -------------

                                                                            JUNE 1, 1995
                                                                      (COMMENCEMENT OF SALE OF
                                                 YEAR ENDED            SHARES) TO OCTOBER 31,
                                              OCTOBER 31, 1996                  1995
                                          -------------------------  --------------------------
ADVISOR CLASS                               SHARES        AMOUNT       SHARES        AMOUNT
----------------------------------------  -----------  ------------  -----------  -------------
Shares sold.............................    1,416,928  $  9,616,882      146,947  $     928,364
Shares issued in connection with
  reinvestment of distributions.........       10,469        69,359        2,927         18,236
                                          -----------  ------------  -----------  -------------
                                            1,427,397     9,686,241      149,874        946,600
Shares repurchased......................   (1,141,817)   (7,697,368)      (1,163)        (7,362)
                                          -----------  ------------  -----------  -------------
Net increase............................      285,580  $  1,988,873      148,711  $     939,238
                                          -----------  ------------  -----------  -------------
                                          -----------  ------------  -----------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1996, the Fund's expenses were reduced by $18,063 under these arrangements.

                                      F17

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                         GT GLOBAL GROWTH & INCOME FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.


                                                                   GROSA703   MC

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                 March 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global Latin America Growth Fund ("Fund"). The Fund is a non-diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated March 1, 1997. A copy of the Fund's Prospectus is available without charge by either writing to the above address or by calling the Fund at the toll-free telephone number printed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     19
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     24
Valuation of Fund Shares.................................................................................................     26
Information Relating to Sales and Redemptions............................................................................     27
Taxes....................................................................................................................     29
Additional Information...................................................................................................     32
Investment Results.......................................................................................................     33
Description of Debt Ratings..............................................................................................     39
Financial Statements.....................................................................................................     41


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                   Statement of Additional Information Page 1

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

SELECTION OF EQUITY INVESTMENTS

In determining the appropriate distribution of investments among various countries for the Fund, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for interest rates; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


In analyzing companies for investment by the Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of the Fund's assets normally will be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions.


The Fund may be prohibited under the Investment Company Act of 1940, as amended (the "1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of Latin American countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit it to invest in certain of these securities subject to certain restrictions.


DEBT CONVERSIONS

Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to participate in Latin American debt conversion programs. The Manager will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.


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INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.

DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 25% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it


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                      GT GLOBAL LATIN AMERICA GROWTH FUND

may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors as applicable. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.



The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING AND REVERSE REPURCHASE AGREEMENTS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, I.E., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow. The Fund's fundamental investment limitations prohibit the Fund from purchasing securities during times when outstanding borrowings represent more than 5% of its total assets.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund will maintain in a segregated account with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.


TEMPORARY DEFENSIVE STRATEGIES


The Latin America Growth Fund may invest in the following types of money market securities (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or in the currency of any Latin American country, which consist of: (a) obligations issued or guaranteed by (i) the U.S. government or the government of a Latin American country, their agencies or instrumentalities, or municipalities; (ii) international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (b) finance company obligations, corporate commercial paper and other short-term commercial obligations; (c) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) (d) repurchase agreements with respect to the foregoing; and (e) other substantially similar short-term debt securities with comparable risk characteristics.



The Latin America Growth Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's. Such obligations are considered to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects or changes in circumstances than obligations carrying higher designations.


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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES


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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
    using  hedging  instruments  on  indices  will  depend  on  the  degree   of
    correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options will generally be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund would generally write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable,

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
the   market  price  of  the  underlying   security  or  currency  must  decline
sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.



The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated


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                      GT GLOBAL LATIN AMERICA GROWTH FUND
by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

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INTEREST RATE AND CURRENCY FUTURES CONTRACTS

The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.


The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

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There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

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If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

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The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES


The  Fund  may  invest up  to  10% of  its  net assets  in  illiquid securities.
Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.



Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act,are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports such determinations to the Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.



More than 10% of the Fund's total assets may consist of illiquid securities from time to time either because of adverse events which occur following the purchase of the securities which cause them to become illiquid or because liquid


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securities are sold to meet redemption requests or other needs of the Fund. Illiquid securities are more difficult to value accurately due to, among other things, the fact that such securities often trade infrequently or only in smaller amounts.



FOREIGN SECURITIES

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of Latin American companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in Latin American countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property, similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose a substantial portion of its investments in such countries. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.


    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.



    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.



    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. In addition, for


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companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. There is substantially less publicly available information about foreign companies, including Latin American companies, and the governments of Latin American countries than there are reports and ratings published about U.S. companies and the U.S. Government. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund's certain interests in securities denominated in such currencies.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading


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                      GT GLOBAL LATIN AMERICA GROWTH FUND

significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.



The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. This market volatility may result in greater volatility in the Fund's net asset value than would be the case for companies investing in domestic securities. If the Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.


    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.


Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. This has, in turn, lead to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.



It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    SOVEREIGN DEBT. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

In recent years, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Manager intends to manage the Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.

Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, the Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If the Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.


    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------
The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;


        (2) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information;


        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets (at the lower of cost or fair market value). The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. This

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
    restriction shall not prevent the Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Fund may invest in the securities of companies that engage in these activities.

For purposes of the Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.


The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;


        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or its distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or


        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

The Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------


                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS


--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Manager generally seeks reasonably competitive commission rates

                  Statement of Additional Information Page 19

                      GT GLOBAL LATIN AMERICA GROWTH FUND
and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such broker/dealers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.


The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.

The Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the OTC markets.



The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the Fund's fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid aggregate brokerage commissions of $2,094,634, $891,513 and $708,799, respectively.



PORTFOLIO TRADING AND TURNOVER


The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/ or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent


                  Statement of Additional Information Page 20

                      GT GLOBAL LATIN AMERICA GROWTH FUND

with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. The Fund's portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The Fund's portfolio turnover rates for the fiscal years ended October 31, 1996 and 1995 were 101% and 125%, respectively.


                  Statement of Additional Information Page 21

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

* Mr Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 22

                      GT GLOBAL LATIN AMERICA GROWTH FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director of
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, GT Global, GT Services and G.T. Insurance from February 1996
New York, NY 10036                to October 1996; Vice President, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; Senior Vice President, General
                                  Counsel and Secretary, Strong/ Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                            ------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., a Trustee and officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Growth Portfolio, which are also registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director and/or Trustee and Officer, respectively, of 11 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Director, who is not a director, officer or employee of the Manager or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $30,200, $30,200, $26,600 and $30,200, respectively, from the Company for their services as Directors. For the year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $80,100, $80,100, $72,600 and $80,100, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 23

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION

The Manager serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities.



The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



For the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid investment management and administration fees to the Manager in the amounts of $3,365,375, $3,913,429 and $3,601,031, respectively.


Certain Latin American countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES
The Fund's Class A and Class B shares are continuously offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.


As described in the Prospectus, the Company has adopted a separate Distribution Plan with respect to Class A and Class B of shares of the Fund in accordance with Rule 12b-1 under the 1940 Act (the "Class A Plan" and "Class B Plan" respectively, collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The following table discloses payments made by the Fund to GT Global under the Plans during the Fund's last fiscal year:



                                                                                  CLASS A        CLASS B
                                                                                AMOUNT PAID    AMOUNT PAID
                                                                               -------------  --------------
Year ended October 31, 1996..................................................  $   1,007,846  $   1,425,667



In approving the Plans, the Directors determined that each Plan was in the best interests of the shareholders of the Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of the Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operations of the plans, or in any agreement related thereto.


Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as they are in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers which sell shares. The following table reviews the extent of such activity for the Fund during the periods shown:


                                                                                SALES CHARGES    AMOUNTS       AMOUNTS
YEAR ENDED OCTOBER 31,                                                            COLLECTED     RETAINED      REALLOWED
------------------------------------------------------------------------------  -------------  -----------  -------------
1996..........................................................................   $   262,651   $    98,352  $     164,299
1995..........................................................................     2,082,087       291,788      1,790,299
1994..........................................................................     4,668,275       443,629      4,224,646



GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares and certain Class A shares. For the fiscal year ended October 31, 1996, GT Global collected contingent deferred sales charges in the amount of $824,774. For the fiscal year ended October 31, 1995, GT Global collected contingent deferred sales charges in the amount of $730,248. For the fiscal year ended October 31, 1994, GT Global collected contingent deferred sales charges in the amount of $362,155. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge upon redemption.



TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationary and office supplies. The Manager also serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995 and October 31, 1996, the Fund paid transfer agency and accounting services fees to the Manager of $1,737,638 and $1,532,798, respectively.


EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Fund and other funds organized as series of the Company with one another are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


                  Statement of Additional Information Page 25

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

The Fund's portfolio securities and other assets are valued as follows:


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time) (unless weather, equipment failure or other factors contribute to an earlier closing time) on each day for which the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


Equity securities, including ADRs, ADSs, CDRs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.

Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events

                  Statement of Additional Information Page 26

                      GT GLOBAL LATIN AMERICA GROWTH FUND
affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

--------------------------------------------------------------------------------

                 INFORMATION RELATING TO SALES AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES

Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.


LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Class A or Class B shares of the Fund may also be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Code. IRA applications are available from brokers or GT Global.


                  Statement of Additional Information Page 27

                      GT GLOBAL LATIN AMERICA GROWTH FUND

EXCHANGES BETWEEN FUNDS
A shareholder may exchange shares of the Fund for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' written notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged for Class B shares of other GT Global Mutual Funds. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objectives of the fund.

TELEPHONE REDEMPTIONS

A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.


AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their brokers should specify whether the investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) also must submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon 30 days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

                  Statement of Additional Information Page 28

                      GT GLOBAL LATIN AMERICA GROWTH FUND

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or
(3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

                  Statement of Additional Information Page 29

                      GT GLOBAL LATIN AMERICA GROWTH FUND

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be
taxable  to  the  Fund  to  the  extent  that  income  is  distributed  to   its
shareholders.



If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.



Pursuant to proposed regulations, an open-end RIC, such as the Fund, would be entitled to elect to "mark-to-market" its stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).
Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

                  Statement of Additional Information Page 30

                      GT GLOBAL LATIN AMERICA GROWTH FUND

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.



If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.



Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other  than  those  that  are  part  of  a  "mixed  straddle")  ("Section  1256
Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 31

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             ADDITIONAL INFORMATION

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LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney, Australia; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.

                  Statement of Additional Information Page 32

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               INVESTMENT RESULTS

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STANDARDIZED RETURNS


The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:



                                                                                            LATIN AMERICA    LATIN AMERICA
PERIOD                                                                                     FUND (CLASS A)   FUND (CLASS B)
-----------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended October 31, 1996.......................................................        11.94%           12.02%
October 31, 1991 through October 31, 1996................................................         4.31%             n/a
April 1, 1993 (commencement of operations) through October 31, 1996......................          n/a             4.13%
August 13, 1991 (commencement of operations) through October 31, 1996....................         6.98%             n/a



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, the Fund may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.



Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.



The average annual Non-Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:



                                                                                            LATIN AMERICA    LATIN AMERICA
PERIOD                                                                                     FUND (CLASS A)   FUND (CLASS B)
-----------------------------------------------------------------------------------------  ---------------  ---------------
Fiscal year ended October 31, 1996.......................................................        17.52%           17.02%
October 31, 1991 through October 31, 1996................................................         5.33%             n/a
April 1, 1993 (commencement of operations) through October 31, 1996......................          n/a             4.87%
August 13, 1991 (commencement of operations) through October 31, 1996....................         7.98%             n/a



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.


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                      GT GLOBAL LATIN AMERICA GROWTH FUND


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Fund, stated as aggregate total returns for the periods shown, were:



                                                                                            LATIN AMERICA    LATIN AMERICA
PERIOD                                                                                     FUND (CLASS A)   FUND (CLASS B)
-----------------------------------------------------------------------------------------  ---------------  ---------------
April 1, 1993 (commencement of operations) through October 31, 1996......................          n/a            18.60%
August 13, 1991 (commencement of operations) through October 31, 1996....................        49.27%             n/a



The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and B shares of the Fund, stated as aggregate total returns for the periods shown, were:



                                                                                            LATIN AMERICA    LATIN AMERICA
PERIOD                                                                                     FUND (CLASS A)   FUND (CLASS B)
-----------------------------------------------------------------------------------------  ---------------  ---------------
April 1, 1993 (commencement of operations) through October 31, 1996......................          n/a            15.60%
August 13, 1991 (commencement of operations) through October 31, 1996....................        42.18%             n/a


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

Information relating to foreign market performance, market capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein.



GT Global believes information relating to foreign market performance, market capitalization and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in equity and/or debt securities on a global basis. However, this data is not a representation of the past performance of the Fund nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations that will reduce performance. Moreover, the Fund is actively managed, i.e. the Manager as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective. Moreover, the Fund's concentration in the equity and debt securities of Latin American issuers will cause the Fund's performance to differ from the general equity and bond indices referred to in the historical performance data provided above.


The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).


        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).


        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-


                  Statement of Additional Information Page 34

                      GT GLOBAL LATIN AMERICA GROWTH FUND
    month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.


        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.


        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.


       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.


       (13) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

       (14) International Financial Corporation ("IFC") Latin American Indices which include 60% of the market capitalization in the covered countries and are market weighted. One index includes dividends and one excludes dividends.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and
    regional  economic  trends  and   their  implications  for  the   developing
    economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (18) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20) Various publications and reports produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (22) Various publications including but not limited to ratings agencies such as Moody's S&P and Fitch.


       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

       (24) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.


Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates, may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Mutual Funds


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                      GT GLOBAL LATIN AMERICA GROWTH FUND

Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indicies of comparable quality to those listed above and other indicies which may be developed and made available.


GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.


In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans which include:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter.



ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.



SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.



CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and  most
other   not-for-profit   corporations   can   make   pre-tax   salary  reduction
contributions to these accounts.



PROFIT-SHARING  (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


                  Statement of Additional Information Page 37

                      GT GLOBAL LATIN AMERICA GROWTH FUND


SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.



GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Fund and GT Global will quote information regarding individual companies, countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including the economic and financial data of such financial organizations as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.



 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.



 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, IFC and Datastream.



 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product (GDP): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.


13) Total exports and imports by year: IFC, The World Bank and Datastream.



14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.


15) Foreign Direct Investments to developing countries.

16) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

17) Countries restructuring their debt, including those under the Brady Plan: the Manager.

18) Political and economic structure of countries: Economist Intelligence Unit.

19) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

20) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

21) Supply, consumption, demand and growth in demand of certain products, services and industries including, but not limited to, electricity, water, transportation, construction materials, natural resources, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong

                  Statement of Additional Information Page 38

                      GT GLOBAL LATIN AMERICA GROWTH FUND
in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment management for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


GT GLOBAL ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.



S&P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

        A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

        Ba -- These bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



Should no rating be assigned, the reason may be one of the following:



    1. An application for rating was not received or accepted.



    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



    3. There is a lack of essential data pertaining to the issue or issuer.



    4. The issue was privately placed, in which case the rating is not published in Moody's publications.



Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

Speculative grade ratings are as follows:

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to

                  Statement of Additional Information Page 40

                      GT GLOBAL LATIN AMERICA GROWTH FUND
    inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

        CCC -- Have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on the filing of a bankruptcy petition if debt service payments are jeopardized.


PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of GT Global Latin America Growth Fund as of October 31, 1996 and for the period then ended appear on the following pages.


                  Statement of Additional Information Page 41

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Latin America Growth Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Latin America Growth Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Latin America Growth Fund as of October 31, 1996, the results of operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES          VALUE          ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Finance (23.0%)
  Uniao Bancos Brasileiras "A" Preferred-/- ...............   BRZL        378,050,000   $ 10,488,100         3.3
    BANKS-MONEY CENTER
  Banco Bradesco S.A. Preferred ...........................   BRZL      1,227,498,430     10,467,134         3.3
    BANKS-MONEY CENTER
  Grupo Financiero Banamex Accival, S.A. de C.V. "B"-/- ...   MEX           4,727,000     10,019,825         3.2
    BANKS-MONEY CENTER
  Inversiones y Representaciones S.A. (IRSA): .............   ARG                  --             --         2.9
    REAL ESTATE
    Common-/- .............................................   --            2,378,500      7,279,666          --
    GDR-/- {\/} ...........................................   --               58,300      1,778,150          --
  Banco Provincial S.A. ...................................   VENZ          3,183,913      6,421,963         2.0
    OTHER FINANCIAL
  Banco BHIF - ADR-/- {\/} ................................   CHLE            344,500      6,201,000         2.0
    BANKS-REGIONAL
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ................................................   PAN              91,700      4,791,325         1.5
    OTHER FINANCIAL
  Grupo Financiero Banorte "B"-/- .........................   MEX           4,439,000      4,427,930         1.4
    BANKS-REGIONAL
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ................................................   CHLE            170,800      3,971,100         1.3
    OTHER FINANCIAL
  Grupo Financiero Bancomer, S.A. de C.V.: ................   MEX                  --             --         1.1
    BANKS-MONEY CENTER
    "B"-/- ................................................   --            7,167,000      3,047,315          --
    "L"-/- ................................................   --              817,296        280,245          --
  Seguros Comercial America S.A. "B"-/- ...................   MEX           6,965,000      2,084,289         0.7
    INSURANCE - MULTI-LINE
  Banco de Galicia y Buenos Aires S.A. de C.V. -
   ADR{\/} ................................................   ARG              40,500        734,063         0.2
    BANKS-MONEY CENTER
  Grupo Financiero Probusa S.A. de C.V. "B"-/- ............   MEX           7,621,563        465,657         0.1
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          72,457,762
                                                                                        ------------
Services (21.5%)
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR{\/} ................................................   BRZL            185,000     13,782,498         4.4
    TELEPHONE NETWORKS
  Disco S.A. - ADR-/- {\/} ................................   ARG             464,350     10,447,875         3.3
    RETAILERS-FOOD
  Univision Communications, Inc.-/- .......................   US              274,400      9,261,000         2.9
    BROADCASTING & PUBLISHING
  Cifra S.A. de C.V.: .....................................   MEX                  --             --         2.8
    RETAILERS-OTHER
    "B" - ADR-/- {\/} .....................................   --            3,125,000      3,781,250          --
    "C"-/- ................................................   --            2,878,000      3,696,185          --
    "B" ...................................................   --            1,100,000      1,409,975          --
  Lojas Americanas S.A. Preferred-/- ......................   BRZL        467,535,469      7,350,042         2.3
    RETAILERS-OTHER
  Santa Isabel S.A. - ADR{\/} .............................   CHLE            254,800      7,166,250         2.3
    RETAILERS-FOOD
  TV Filme, Inc.-/- {\/} ..................................   BRZL            428,200      6,423,000         2.0
    CABLE TELEVISION

    The accompanying notes are an integral part of the financial statements.

                                       F2

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES          VALUE          ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Services (Continued)
  Telecomunicacoes do Rio de Janeiro S.A. (Telerj)
   Preferred-/- ...........................................   BRZL         47,791,322   $  4,605,608         1.5
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          67,923,683
                                                                                        ------------
Energy (17.9%)
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .......   BRZL                 --             --         5.4
    ELECTRICAL & GAS UTILITIES
    "B" Preferred{z} ......................................   --           36,600,000     11,863,915          --
    Common-/- .............................................   --           16,500,000      5,123,625          --
  Companhia Energetica de Minas Gerais (CEMIG): ...........   BRZL                 --             --         3.6
    ELECTRICAL & GAS UTILITIES
    ADR-/- {\/} ...........................................   --              208,600      6,518,750          --
    Preferred-/- {z} ......................................   --          146,792,050      4,672,540          --
  Compania Boliviana de Energia Electrica{::} {\/} ........   BOL             224,800      9,497,800         3.0
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas-/- ......................   VENZ          8,070,933      8,860,015         2.8
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. ...................   US              296,250      8,332,031         2.6
    ENERGY SOURCES
  Electricidad de Argentina S.A.(.) -/- {\/} ..............   ARG             110,857      1,507,655         0.5
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          56,376,331
                                                                                        ------------
Materials/Basic Industry (17.0%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ..............   MEX             581,700     11,242,332         3.6
    PAPER/PACKAGING
  Companhia Vale do Rio Doce Preferred{z} .................   BRZL            509,400     10,561,881         3.3
    METALS - NON-FERROUS
  Cia de Minas Buenaventura: ..............................   PERU                 --             --         3.3
    METALS - NON-FERROUS
    "C" ...................................................   --            1,268,276      9,846,344          --
    "B"-/- ................................................   --               61,942        525,787          --
  Venezolana de Cementos, S.A.C.A. "A" ....................   VENZ          2,476,397      6,784,433         2.2
    CEMENT
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .......   CHLE             98,200      5,646,500         1.8
    CHEMICALS
  Cemex, S.A. de C.V. "B" .................................   MEX           1,202,000      4,323,903         1.4
    CEMENT
  Companhia Siderurgica Nacional S.A. .....................   BRZL        117,700,000      2,921,591         0.9
    METALS - STEEL
  Apasco S.A. .............................................   MEX             261,000      1,594,638         0.5
    CEMENT
                                                                                        ------------
                                                                                          53,447,409
                                                                                        ------------
Consumer Non-Durables (14.4%)
  Companhia Cervejaria Brahma Preferred{z} ................   BRZL         17,520,000     10,829,553         3.4
    BEVERAGES - ALCOHOLIC
  Grupo Industrial Maseca, S.A. de C.V. "B" ...............   MEX           7,852,000      9,575,132         3.0
    FOOD
  Grupo Modelo S.A. "C" ...................................   MEX           1,805,000      9,373,847         3.0
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

                                       F3

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES          VALUE          ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Consumer Non-Durables (Continued)
  Grupo Industrial Bimbo, S.A. de C.V. "A" ................   MEX           1,523,000   $  7,558,030         2.4
    FOOD
  Mavesa S.A. - ADR{\/} ...................................   VENZ            715,000      4,468,750         1.4
    FOOD
  Multicanal Participacoes S.A. - ADR-/- {\/} .............   BRZL            149,500      2,093,000         0.7
    OTHER CONSUMER GOODS
  Compania Nacional de Chocolates S.A. ....................   COL             130,800      1,098,720         0.3
    FOOD
  Companhia Tecidos Norte de Mina Preferred ...............   BRZL          1,311,300        440,376         0.1
    TEXTILES & APPAREL
  Jugos Del Valle S.A. "B"-/- .............................   MEX             227,000        312,479         0.1
    BEVERAGES - NON-ALCOHOLIC
                                                                                        ------------
                                                                                          45,749,887
                                                                                        ------------
Multi-Industry/Miscellaneous (4.9%)
  San Luis "CPO"{::} ......................................   MEX           1,710,000      8,592,643         2.7
    CONGLOMERATE
  Brazil Realty S.A. -144A ADR{.} -/- {\/} ................   BRZL            312,000      6,357,000         2.0
    MISCELLANEOUS
  Grupo Sidek, S.A. de C.V. - ADR-/- {\/} .................   MEX             608,800        608,800         0.2
    CONGLOMERATE
                                                                                        ------------
                                                                                          15,558,443
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $272,965,225) ..............                              311,513,515        98.7
                                                                                        ------------       -----

                                                                           NO. OF                        % OF NET
RIGHTS                                                       COUNTRY       RIGHTS          VALUE          ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Banco de Galicia y Buenos Aires S.A. de C.V. ADR Rights,
   expire 11/1/96{\/ } ....................................   ARG              12,385             --          --
                                                                                        ------------       -----
    BANKS-REGIONAL (Cost $0)

TOTAL INVESTMENTS (cost $272,965,225)  * ..................                              311,513,515        98.7
Other Assets and Liabilities ..............................                                4,078,457         1.3
                                                                                        ------------       -----

NET ASSETS ................................................                             $315,591,972       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 of Notes to Financial Statements.
        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        (.) Restricted securities: At October 31, 1996, the Fund owned the following restricted security constituting 0.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the restricted security is as follows:

                                ACQUISITION           ACQUISITION   MARKET VALUE
DESCRIPTION                        DATE      SHARES      COST        PER SHARE
------------------------------  -----------  -------  -----------   ------------
Electricidad de Argentina
 S.A..........................   12/23/93    110,857  $ 1,939,998      $13.60

       {::}  See Note 5 of Notes to Financial Statements.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1996

--------------------------------------------------------------------------------

          * For Federal income tax purposes, cost is $273,597,742 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  53,931,731
                 Unrealized depreciation:           (16,015,958)
                                                  -------------
                 Net unrealized appreciation:     $  37,915,773
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Argentina (ARG/ARS) ..................    6.9                   6.9
Bolivia (BOL/BOL) ....................    3.0                   3.0
Brazil (BRZL/BRL) ....................   36.2                  36.2
Chile (CHLE/CLP) .....................    7.4                   7.4
Colombia (COL/COP) ...................    0.3                   0.3
Mexico (MEX/MXN) .....................   26.2                  26.2
Panama (PAN/PND) .....................    1.5                   1.5
Peru (PERU/PES) ......................    3.3                   3.3
United States & Other (US/USD) .......    5.5        1.3        6.8
Venezuela (VENZ/VEB) .................    8.4                   8.4
                                        ------       ---      -----
Total  ...............................   98.7        1.3      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $315,591,972.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                           EXPIRATION      NO. OF
DESCRIPTION                                   DATE       CONTRACTS     CURRENCY     MARKET VALUE
----------------------------------------  ------------  ------------  -----------  ---------------
Brazilian Real Futures (face
 $28,818,000)...........................     12/31/96            300          USD  $    28,818,000

--------------
See Note 1 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $272,965,225) (Note 1)...........................  $311,513,515
  Receivable for Fund shares sold............................................................    12,300,099
  Receivable for securities sold.............................................................     9,449,458
  Dividends receivable.......................................................................       806,579
  Receivable for initial & variation margin (Note 1).........................................       311,370
  Miscellaneous receivable...................................................................         2,623
  Cash held as collateral for securities loaned (Note 1).....................................    17,198,999
                                                                                               ------------
    Total assets.............................................................................   351,582,643
                                                                                               ------------
Liabilities:
  Due to custodian...........................................................................    13,449,049
  Payable for Fund shares repurchased........................................................     2,400,422
  Payable for securities purchased...........................................................     2,093,000
  Payable for investment management and administration fees (Note 2).........................       285,657
  Payable for service and distribution expenses (Note 2).....................................       207,738
  Payable for transfer agent fees (Note 2)...................................................       142,254
  Payable for printing and postage expenses..................................................       105,957
  Payable for professional fees..............................................................        51,201
  Payable for registration and filing fees...................................................        25,324
  Payable for custodian fees (Note 1)........................................................        11,871
  Payable for fund accounting fees (Note 2)..................................................         6,971
  Payable for Directors' fees and expenses (Note 2)..........................................         4,003
  Other accrued expenses.....................................................................         8,225
  Collateral for securities loaned (Note 1)..................................................    17,198,999
                                                                                               ------------
    Total liabilities........................................................................    35,990,671
                                                                                               ------------
Net assets...................................................................................  $315,591,972
                                                                                               ------------
                                                                                               ------------
Class A:
Net asset value and redemption price per share ($177,373,411 DIVIDED BY 9,881,172 shares
 outstanding)................................................................................  $      17.95
                                                                                               ------------
                                                                                               ------------
Maximum offering price per share (100/95.25 of $17.95) *.....................................  $      18.85
                                                                                               ------------
                                                                                               ------------
Class B:+
Net asset value and offering price per share ($137,400,074 DIVIDED BY 7,725,949 shares
 outstanding)................................................................................  $      17.78
                                                                                               ------------
                                                                                               ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($818,487 DIVIDED
 BY 45,630 shares outstanding)...............................................................  $      17.94
                                                                                               ------------
                                                                                               ------------
Net assets consist of:
  Paid in capital (Note 4)...................................................................  $377,749,062
  Accumulated net realized loss on investments and foreign currency transactions.............  (100,673,019)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies................................................................................       (32,361)
  Net unrealized appreciation of investments.................................................    38,548,290
                                                                                               ------------
Total -- representing net assets applicable to capital shares outstanding....................  $315,591,972
                                                                                               ------------
                                                                                               ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $499,299)...............................  $7,792,298
  Interest income............................................................................     813,731
                                                                                               ----------
    Total investment income..................................................................   8,606,029
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................   3,365,375
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $1,007,846
    Class B......................................................................   1,425,667   2,433,513
                                                                                   ----------
  Transfer agent fees (Note 2)...............................................................   1,446,362
  Printing and postage expenses..............................................................     202,870
  Custodian fees (Note 1)....................................................................     200,934
  Fund accounting fees (Note 2)..............................................................      86,436
  Audit fees.................................................................................      80,126
  Registration and filing fees...............................................................      62,704
  Legal fees.................................................................................      28,182
  Amortization of organization costs (Note 1)................................................      16,576
  Directors' fees and expenses (Note 2)......................................................      13,712
  Other expenses.............................................................................      13,870
                                                                                               ----------
    Total expenses before reductions.........................................................   7,950,660
                                                                                               ----------
      Expense reductions (Notes 1 & 6).......................................................    (223,037)
                                                                                               ----------
    Total net expenses.......................................................................   7,727,623
                                                                                               ----------
Net investment income........................................................................     878,406
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments...............................................  (1,655,860)
  Net realized loss on foreign currency transactions.............................  (3,308,864)
                                                                                   ----------
    Net realized loss during the year........................................................  (4,964,724)
  Net change in unrealized depreciation on translation of assets and liabilities
   in foreign currencies.........................................................     608,089
  Net change in unrealized appreciation of investments...........................  63,484,288
                                                                                   ----------
    Net unrealized appreciation during the year..............................................  64,092,377
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................  59,127,653
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $60,006,059
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                       F7

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                              OCTOBER 31,    OCTOBER 31,
                                                                                 1996           1995
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income....................................................  $     878,406  $   2,650,890
  Net realized loss on investments and foreign currency transactions.......     (4,964,724)   (98,872,602)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................        608,089       (795,171)
  Net change in unrealized appreciation (depreciation) of investments......     63,484,288    (97,151,861)
                                                                             -------------  -------------
    Net increase (decrease) in net assets resulting from operations........     60,006,059   (194,168,744)
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................       (842,524)            --
  From net realized gain on investments....................................             --    (19,567,238)
  In excess of net investment income.......................................       (381,092)            --
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (93,201)            --
  From net realized gain on investments....................................             --    (14,468,347)
  In excess of net investment income.......................................        (42,157)            --
Advisor Class:
Distributions to shareholders:
  From net investment income...............................................         (4,285)            --
  In excess of net investment income.......................................         (1,938)            --
                                                                             -------------  -------------
    Total distributions....................................................     (1,365,197)   (34,035,585)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................  1,551,794,195  1,098,477,187
  Decrease from capital shares repurchased.................................  (1,612,200,649) (1,101,548,404)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................    (60,406,454)    (3,071,217)
                                                                             -------------  -------------
Total decrease in net assets...............................................     (1,765,592)  (231,275,546)
Net assets:
  Beginning of year........................................................    317,357,564    548,633,110
                                                                             -------------  -------------
  End of year..............................................................  $ 315,591,972* $ 317,357,564**
                                                                             -------------  -------------
                                                                             -------------  -------------

--------------
   * Includes undistributed net investment income of $0.
  ** Includes undistributed net investment income of $1,356,776.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1996 (A)    1995 (A)    1994 (A)    1993 (A)      1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   15.38   $   26.11   $   19.78   $   15.59   $   16.45
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.09        0.15       (0.08)       0.18        0.25*
  Net realized and unrealized gain
   (loss) on investments................       2.59       (9.28)       6.75        5.21       (0.98)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.68       (9.13)       6.67        5.39       (0.73)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.08)         --       (0.19)      (0.12)      (0.13)
  From net realized gain on
   investments..........................         --       (1.60)      (0.15)      (1.08)         --
  In excess of net investment income....      (0.03)         --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.11)      (1.60)      (0.34)      (1.20)      (0.13)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   17.95   $   15.38   $   26.11   $   19.78   $   15.59
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............      17.52%     (37.16)%     34.10%       37.1%       (4.5)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 177,373   $ 182,462   $ 336,960   $ 129,280   $  94,085
Ratio of net investment income (loss) to
 average net assets.....................       0.46%       0.86%      (0.29)%       1.3%*       1.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       2.03%       2.11%       2.04%        2.4%*       2.4%*
  Without expense reductions............       2.10%       2.12%         --%**        --%**        --%**
Portfolio turnover rate++++.............        101%        125%        155%        112%        159%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0005         N/A         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 and $0.04 for the years ended October 31, 1993 and 1992, respectively. Without such reimbursements, the expense ratios would have been 2.49% and 2.62% and the ratios of net investment income to average net assets would have been 1.25% and 1.07% for the years ended October 31, 1993 and 1992, respectively.
 ** Calculation of "Ratio of expenses to net assets" was made without considering the effect of expense reductions, if any.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.

    The accompanying notes are an integral part of the financial statements.
                                       F9

                      GT GLOBAL LATIN AMERICA GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                  CLASS B++                        ADVISOR CLASS+++
                                ----------------------------------------------  ----------------------
                                                                     APRIL 1,                JUNE 1,
                                                                       1993                    1995
                                                                        TO      YEAR ENDED      TO
                                      YEAR ENDED OCTOBER 31,         OCTOBER     OCTOBER     OCTOBER
                                ----------------------------------     31,         31,         31,
                                 1996 (A)    1995 (A)    1994 (A)    1993 (A)    1996 (A)      1995
                                ----------  ----------  ----------  ----------  ----------  ----------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $   15.21   $   25.94   $   19.75   $   16.26   $   15.40   $   15.95
                                ----------  ----------  ----------  ----------  ----------  ----------
Income from investment
 operations:
  Net investment income
   (loss).....................      (0.00)       0.06       (0.22)      (0.07)       0.17        0.09
  Net realized and unrealized
   gain (loss) on
   investments................       2.59       (9.19)       6.74        3.56        2.58       (0.64)
                                ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease)
     from investment
     operations...............       2.59       (9.13)       6.52        3.49        2.75       (0.55)
                                ----------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment
   income.....................      (0.01)         --       (0.18)         --       (0.14)         --
  From net realized gain on
   investments................         --       (1.60)      (0.15)         --          --          --
  In excess of net investment
   income.....................      (0.01)         --          --          --       (0.07)         --
                                ----------  ----------  ----------  ----------  ----------  ----------
    Total distributions.......      (0.02)      (1.60)      (0.33)         --       (0.21)         --
                                ----------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of
 period.......................  $   17.78   $   15.21   $   25.94   $   19.75   $   17.94   $   15.40
                                ----------  ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------  ----------
Total investment return (d)...      17.02%     (37.42)%     33.33%       21.5%(b)     18.16%     (3.45)%(b)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $ 137,400   $ 134,527   $ 211,673   $  13,576   $     818   $     369
Ratio of net investment income
 (loss) to average net
 assets.......................      (0.04)%      0.36%      (0.79)%      (0.7)%(c)      0.96%      1.36%(c)
Ratio of expenses to average
 net assets:
  With expense reductions
   (Notes 1 & 6)..............       2.53%       2.61%       2.54%        2.9%(c)      1.53%      1.61%(c)
  Without expense
   reductions.................       2.60%       2.62%         --%**        --%**      1.60%      1.62%(c)
Portfolio turnover rate++++...        101%        125%        155%        112%        101%        125%
Average commission rate per
 share paid on portfolio
 transactions++++.............  $  0.0005         N/A         N/A         N/A   $  0.0005         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 and $0.04 for the years ended October 31, 1993 and 1992, respectively. Without such reimbursements, the expense ratios would have been 2.49% and 2.62% and the ratios of net investment income to average net assets would have been 1.25% and 1.07% for the years ended October 31, 1993 and 1992, respectively.
 ** Calculation of "Ratio of expenses to net assets" was made without considering the effect of expense reductions, if any.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.

    The accompanying notes are an integral part of the financial statements.
                                      F10

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Latin America Growth Fund ("Fund") is a separate series of GT Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss

                                      F11

                      GT GLOBAL LATIN AMERICA GROWTH FUND

equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the fund hold the underlying securities and, for a put, requires the Fund to maintain in a segregated account cash, U.S. government securities, or other liquid, high-grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates. At October 31, 1996, the fund had segregated securities valued at $34,032,814 and cash of $311,370 to cover margin requirements on open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carry forward of $100,040,502, of which $93,313,175 expires in 2003 and $6,727,327 expires in
2004.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ

                                      F12

                      GT GLOBAL LATIN AMERICA GROWTH FUND

from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(J) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $177,793. These expenses have been amortized on a straight line basis over a five-year period.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(N) PORTFOLIO SECURITIES LOANED
At October 31, 1996, stocks with an aggregate value of approximately $15,138,626 were on loan to brokers. The loans were secured by cash collateral of $17,198,999. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1996, the Fund received $48,028 of income from securities lending which was used to offset the Fund's custody expenses.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% of the first $500 million of average daily net assets of the Fund; 0.95% of the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, is the Fund's distributor. The Fund offers Class A, Class B and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1996, GT Global retained $98,352 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $18,250 for the year ended October 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of $824,774. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

                                      F13

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the results according to the Funds average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1996, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $323,525,648 and $362,046,941. There were no purchases or sales of U.S. government obligations for the year ended October 31, 1996.

4. CAPITAL SHARES
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; and 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F14

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           CAPITAL SHARE TRANSACTIONS

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1996            OCTOBER 31, 1995
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   76,364,877  $1,304,172,875  52,467,821  $ 904,752,193
Shares issued in connection with
  reinvestment of distributions.........       66,851      1,023,814      673,780     16,139,240
                                          -----------  -------------  -----------  -------------
                                           76,431,728  1,305,196,689   53,141,601    920,891,433
Shares repurchased......................  (78,414,835) (1,346,357,898) (54,183,599)  (943,221,637)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (1,983,107) $ (41,161,209)  (1,041,998) $ (22,330,204)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------


                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1996            OCTOBER 31, 1995
                                          --------------------------  --------------------------
CLASS B                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   13,503,991  $ 230,324,732    9,341,199  $ 166,467,703
Shares issued in connection with
  reinvestment of distributions.........        6,914        105,073      439,250     10,440,947
                                          -----------  -------------  -----------  -------------
                                           13,510,905    230,429,805    9,780,449    176,908,650
Shares repurchased......................  (14,627,921)  (250,064,111)  (9,097,593)  (158,042,884)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................   (1,117,016) $ (19,634,306)     682,856  $  18,865,766
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                                             JUNE 1, 1995
                                                                       (COMMENCEMENT OF SALE OF
                                                  YEAR ENDED            SHARES) TO OCTOBER 31,
                                               OCTOBER 31, 1996                  1995
                                          --------------------------  --------------------------
ADVISOR CLASS                               SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................      932,074  $  16,161,478       41,561  $     677,104
Shares issued in connection with
  reinvestment of distributions.........          408          6,223           --             --
                                          -----------  -------------  -----------  -------------
                                              932,482     16,167,701       41,561        677,104
Shares repurchased......................     (910,792)   (15,778,640)     (17,621)      (283,883)
                                          -----------  -------------  -----------  -------------
Net increase............................       21,690  $     389,061       23,940  $     393,221
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies at October 31, 1996, amounted to $18,090,443, at value.

Transactions with affiliated companies are as follows:

                                          PURCHASES               NET REALIZED   DIVIDEND
AFFILIATES                                   COST     SALES COST      GAIN        INCOME
----------------------------------------  ----------  ----------  ------------   --------
Compania Boliviana de Energia
 Electrica..............................  $       --  $  671,076  $    264,155   $190,749
Dixie Toga S.A. Preferred...............     729,186   5,847,339     1,577,576     39,312
San Luis "CPO"..........................   5,394,408   3,680,995     2,247,803    242,517

6. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1996, the Fund's expenses were reduced by $175,009 under these arrangements.

                                      F15

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

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  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL LATIN AMERICA GROWTH FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.


                                                                      LATSA703MC

                               GT GLOBAL EMERGING
                                  MARKETS FUND

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                                 March 1, 1997

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This Statement of Additional Information relates to the Class A and Class B shares of GT Global Emerging Markets Fund ("Fund"). The Fund is a diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated March 1, 1997. A copy of the Fund's Prospectus is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     20
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     24
Valuation of Fund Shares.................................................................................................     25
Information Relating to Sales and Redemptions............................................................................     27
Taxes....................................................................................................................     29
Additional Information...................................................................................................     32
Investment Results.......................................................................................................     33
Description of Debt Ratings..............................................................................................     39
Financial Statements.....................................................................................................     41


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                   Statement of Additional Information Page 1

                        GT GLOBAL EMERGING MARKETS FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

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INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.

In determining what countries constitute emerging markets, the Manager will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

SELECTION OF EQUITY INVESTMENTS

In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


In analyzing companies in emerging markets for investment by the Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit it to invest in certain of these securities subject to certain restrictions.


INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in

                   Statement of Additional Information Page 2

                        GT GLOBAL EMERGING MARKETS FUND
the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.

SAMURAI AND YANKEE BONDS
Subject to its fundamental investment restrictions, the Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.

DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in

                   Statement of Additional Information Page 3

                        GT GLOBAL EMERGING MARKETS FUND
obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees. The Manager reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, I.E., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain in a segregated account with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the

                   Statement of Additional Information Page 4

                        GT GLOBAL EMERGING MARKETS FUND

securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are being lent, but it will call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund also will be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.


TEMPORARY DEFENSIVE STRATEGIES


The Emerging Markets Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.



The Emerging Markets Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if not rated, determined by the Manager to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.


                   Statement of Additional Information Page 5

                        GT GLOBAL EMERGING MARKETS FUND

                              OPTIONS, FUTURES AND
                              CURRENCY STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the

                   Statement of Additional Information Page 6

                        GT GLOBAL EMERGING MARKETS FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.

The Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to sell the security or currency at more than its market value.

                   Statement of Additional Information Page 7

                        GT GLOBAL EMERGING MARKETS FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

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offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.



The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.



The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When

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an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures

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Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be

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increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

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The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

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Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES


The  Fund  may  invest up  to  15% of  its  net assets  in  illiquid securities.
Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.



Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-


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eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1993 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security: (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is affected (E.G., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.



FOREIGN SECURITIES

    SPECIAL CONSIDERATIONS  AFFECTING  EMERGING  MARKETS.  Investing  in  equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.



    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Fund intend to invest in Hong Kong, which will revert to


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                        GT GLOBAL EMERGING MARKETS FUND

Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.



    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.



Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.



Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.



    CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars, and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.


    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit

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                        GT GLOBAL EMERGING MARKETS FUND
the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries, and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could

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                        GT GLOBAL EMERGING MARKETS FUND
result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------
The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's assets;

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund may invest in securities of companies that engage in these activities; or

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                        GT GLOBAL EMERGING MARKETS FUND

       (10) With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer.


For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;


        (3) Purchase or retain the securities of any issuer, if, to the Fund's knowledge, one or more of the officers or Directors of the Company, the Fund's investment adviser, or its distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;


        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

        (6) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or

        (7) Invest more than 10% of its total assets in securities that are restricted as to resale without registration under the 1933 Act.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

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                        GT GLOBAL EMERGING MARKETS FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of brokers and dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.


The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.

The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to


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                        GT GLOBAL EMERGING MARKETS FUND

negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in OTC markets.



The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund paid aggregate brokerage commissions of $1,747,307, $3,307,402 and $3,648,347, respectively.


PORTFOLIO TRADING AND TURNOVER

The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/ or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund generally does not intend to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended October 31, 1995 and 1996, the Fund's portfolio turnover rates were 114% and 104%, respectively.


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                        GT GLOBAL EMERGING MARKETS FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 22

                        GT GLOBAL EMERGING MARKETS FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President of Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance, from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director of
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, GT Global, GT Services and G.T. Insurance from February 1996
New York, NY 10036                to October 1996; Vice President, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; Senior Vice President, General
                                  Counsel and Secretary, Strong/ Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director and Officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc., and GT Global Floating Rate Fund, Inc., a Trustee and Officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio, Growth Portfolio, and Global High Income Portfolio, which also are registered investment companies managed by the Manager. Each Director and officer serves in total as a Director and/or Trustee and officer, respectively, of 11 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $30,200, $30,200, $26,600 and $30,200, respectively, from the Company for their services as Directors. For the year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $80,100, $80,100, $72,600 and $81,100, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension, or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


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                        GT GLOBAL EMERGING MARKETS FUND

                                   MANAGEMENT

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INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

The Manager serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays the Manager investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter.


The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund paid investment management and administration fees to the Manager in the amounts of $4,702,869, $5,410,744 and $4,883,626, respectively.


Certain emerging market countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES
The Fund's Class A and Class B shares are offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.


As described in the Prospectus, the Company has adopted a separate Distribution Plan with respect to each Class of shares of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The Fund makes no payments under the Plans to any party other than GT Global, which is the distributor (principal underwriter) of the Fund's shares. The following table discloses payments made by the Fund to GT Global under the two plans of distribution during the Fund's fiscal year ended October 31, 1996:



                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1996.................................................................  $   1,301,360  $   2,387,891



In approving the Plans, the Directors determined that the continuation of each Plan was in the best interests of the shareholders of the Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of the Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.



Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.


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                        GT GLOBAL EMERGING MARKETS FUND

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares. The following table reviews the extent of such activity for the fiscal years ended October 31, 1994, 1995 and 1996:


                                                                                     SALES CHARGES   AMOUNTS    AMOUNTS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED    RETAINED   REALLOWED
-----------------------------------------------------------------------------------  -------------  ---------  ----------
1996...............................................................................   $   426,749   $ 118,254  $  308,495
1995...............................................................................     1,652,309     230,239   1,422,070
1994...............................................................................     4,228,962     460,124   3,768,838



GT Global receives any contingent deferred sales charges payable with respect to redemption of Class B shares and certain Class A shares. For the fiscal years ended October 31, 1994, 1995 and 1996, GT Global collected contingent deferred
sales  charges  in   the  amount   of  $433,744,   $1,115,487  and   $1,269,740,
respectively.



TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1996 and October 31, 1995, the Fund paid transfer agency and accounting services fees to the Manager of $2,055,856 and $1,994,216, respectively.


EXPENSES OF THE FUND

As described in the Prospectus, the Fund pays all of its own expenses not assumed by other parties. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


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                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the end of regular trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on each Business Day as open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.



The Fund's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, CDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange, or in the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under

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                        GT GLOBAL EMERGING MARKETS FUND
the direction of the Board of Directors. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.

Securities trading in emerging markets may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot provide or redeem the Fund.

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                        GT GLOBAL EMERGING MARKETS FUND

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

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PAYMENT AND TERMS OF OFFERING
Payment of Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES

Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.



AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES


To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their brokers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent:
(1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Fund's prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the Fund or the Transfer Agent.


LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (E.G., by providing a copy of the

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                        GT GLOBAL EMERGING MARKETS FUND
pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Class A or Class B shares of the Fund also may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Code. IRA applications are available from brokers or GT Global.


EXCHANGES BETWEEN FUNDS
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon 30 days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which make it not reasonably practicable for the Fund to dispose of its portfolio securities or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

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                        GT GLOBAL EMERGING MARKETS FUND

REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


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                                     TAXES

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GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

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                        GT GLOBAL EMERGING MARKETS FUND

FOREIGN TAXES

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.



If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.



Pursuant to proposed regulations, an open-end RICs such as the Fund, would be entitled to elect to "mark-to-market" its stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).
Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gain from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts


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                        GT GLOBAL EMERGING MARKETS FUND
on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.


If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.



Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other  than  those  that  are  part  of  a  "mixed  straddle")  ("Section  1256
Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.



The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.


                  Statement of Additional Information Page 31

                        GT GLOBAL EMERGING MARKETS FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan), in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns and consult with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.

                  Statement of Additional Information Page 32

                        GT GLOBAL EMERGING MARKETS FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


STANDARDIZED RETURNS


The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:



                                                                                     EMERGING MARKETS   EMERGING MARKETS
PERIOD                                                                                FUND (CLASS A)     FUND (CLASS B)
-----------------------------------------------------------------------------------  -----------------  -----------------
Fiscal year ended October 31, 1996.................................................         -1.93%             -2.51%
April 1, 1993 (commencement of operations) through October 31, 1996................           n/a               6.88%
May 18, 1992 (commencement of operations) through October 31, 1996.................          5.56%               n/a



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, the Fund may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.



Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.



The average annual Non-Standardized Returns for the Class A and Class B shares of the Fund, stated as average annualized total returns for the periods shown, were:



                                                                                      EMERGING MARKETS     EMERGING MARKETS
PERIOD                                                                                 FUND (CLASS A)       FUND (CLASS B)
-----------------------------------------------------------------------------------  -------------------  -------------------
Fiscal year ended October 31, 1996.................................................           2.96%                2.49%
April 1, 1993 (commencement of operations) through October 31, 1996................            n/a                 7.58%
May 18, 1992 (commencement of operations) through October 31, 1996.................           6.72%                 n/a



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized
Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Fund, stated as aggregate total returns for the periods shown, were:



                                                                                      EMERGING MARKETS     EMERGING MARKETS
PERIOD                                                                                 FUND (CLASS A)       FUND (CLASS B)
-----------------------------------------------------------------------------------  -------------------  -------------------
April 1, 1993 (commencement of operations) through October 31, 1996................            n/a                26.92%
May 18, 1992 (commencement of operations) through October 31, 1996.................          33.63%                 n/a


                  Statement of Additional Information Page 33

                        GT GLOBAL EMERGING MARKETS FUND


The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and B shares of the Fund, stated as aggregate total returns for the periods shown, were:



                                                                                      EMERGING MARKETS     EMERGING MARKETS
PERIOD                                                                                 FUND (CLASS A)       FUND (CLASS B)
-----------------------------------------------------------------------------------  -------------------  -------------------
April 1, 1993 (commencement of operations) through October 31, 1996................            n/a                26.92
May 18, 1992 (commencement of operations) through October 31, 1996.................          27.28%                 n/a


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO EMERGING EQUITY AND BOND MARKETS

Information relating to foreign market performance, diversification and market capitalization is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or the Manager. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International or the IFC for inclusion in its various international market indicies may not necessarily constitute a representative cross-section of the particular markets.


GT Global believes that information relating to foreign market performance and market capitalization may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of such indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. Moreover, the Fund is actively managed, i.e. the Manager as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective; this will cause the performance of the Fund to differ from indices.

The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Services, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") or, in the case of nonrated bonds, BBB by Fitch Investors Service Inc., ("Fitch") (excluding Collateralized Mortgage Obligations).


        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP")-weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

                  Statement of Additional Information Page 34

                        GT GLOBAL EMERGING MARKETS FUND

        (8) Standard & Poor's "500" Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.


       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.


       (13) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock markets in developing countries.

       (14) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (15) The  World  Bank  Publication  of  Trends  in  Developing  Countries
    ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (16) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (17) Datastream and Worldscope an on-line database retrieval service for information including but not limited to international financial and economic data.

       (18) International Financial Statistics, which is produced by the International Monetary Fund.

       (19)  Various  publications  and  annual   reports  such  as  the   World
    Development Report, produced by the World Bank and its affiliates.

       (20) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (21) Various publications including but not limited to ratings agencies such as Moody's, S&P and Fitch.


       (22) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.


GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names

                  Statement of Additional Information Page 35

                        GT GLOBAL EMERGING MARKETS FUND
of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Savings, Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.


In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar,Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares

                  Statement of Additional Information Page 36

                        GT GLOBAL EMERGING MARKETS FUND
are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable you to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Fund may also discuss these accounts and plans which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter.



ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.



SEP-IRAS: Simplified employee pension plans ("SEPs" and "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.



CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and  most
other   not-for-profit   corporations   can   make   pre-tax   salary  reduction
contributions to these accounts.



PROFIT  SHARING   (INCLUDING  SECTION   401(K))  AND   MONEY  PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.



GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Fund and GT Global will quote information including but not limited to data regarding: individual countries, regions, companies, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of such financial organizations as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.



 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.



 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


                  Statement of Additional Information Page 37

                        GT GLOBAL EMERGING MARKETS FUND

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.



 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product (GDP): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.


13) Total exports and imports by year: IFC, The World Bank and Datastream.



14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.


21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.



In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



GT GLOBAL ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


                  Statement of Additional Information Page 38

                        GT GLOBAL EMERGING MARKETS FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's employs the designations "Prime-1" "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.



S & P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater.

        A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Speculative grade ratings are as follows:

        Ba -- These Bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  Statement of Additional Information Page 39

                        GT GLOBAL EMERGING MARKETS FUND

        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reason unrelated to the quality of the issue.



Should no rating be assigned, the reasons may be one of the following:



        1.  An application for rating was not received or accepted.



        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.



        3.  There is a lack of essential data pertaining to the issue or issuer.



        4. The issue was privately placed, in which case the rating is not published in Moody's publications.



Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.



Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Speculative grade ratings are as follows:

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Have currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  Statement of Additional Information Page 40

                        GT GLOBAL EMERGING MARKETS FUND

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on filing of a bankruptcy petition if debt service payments are jeopardized.


PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Fund as of October 31, 1996 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 41

                        GT GLOBAL EMERGING MARKETS FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Emerging Markets Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Emerging Markets Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from May 18, 1992 (commencement of operations) to October 31, 1992. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Emerging Markets Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

                        GT GLOBAL EMERGING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (28.2%)
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN           282,600   $ 14,765,850         3.3
    OTHER FINANCIAL
  HSBC Holdings PLC .........................................   HK            600,000     12,222,409         2.8
    BANKS-MONEY CENTER
  State Bank of India Ltd.-/- ...............................   IND         1,455,650      9,451,474         2.1
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred-/- .................   BRZL      331,440,000      9,195,016         2.1
    BANKS-MONEY CENTER
  Peregrine Investment Holdings Ltd. ........................   HK          5,000,000      8,051,269         1.8
    INVESTMENT MANAGEMENT
  National Mutual Asia-/- ...................................   HK          9,500,000      7,986,601         1.8
    INSURANCE-BROKER
  Tai Cheug Holdings Co., Ltd. ..............................   HK          9,000,000      7,333,445         1.7
    REAL ESTATE
  Alpha Credit Bank-/- ......................................   GREC          101,660      6,496,666         1.5
    BANKS-REGIONAL
  Ergo Bank S.A. ............................................   GREC          100,230      5,884,852         1.3
    BANKS-REGIONAL
  Banco Bradesco S.A. Preferred-/- ..........................   BRZL      655,789,125      5,592,050         1.3
    BANKS-MONEY CENTER
  Bank Gdanski S.A. - GDR{\/} ...............................   POL           337,600      5,148,400         1.2
    BANKS-REGIONAL
  Kookmin Bank-/- ...........................................   KOR           249,835      4,982,753         1.1
    BANKS-MONEY CENTER
  Industrial Finance Corporation of Thailand - Foreign-/- ...   THAI        1,435,200      4,222,832         1.0
    BANKS-MONEY CENTER
  Cho Hung Bank .............................................   KOR           378,660      4,113,102         0.9
    BANKS-REGIONAL
  Commercial Bank of Korea-/- ...............................   KOR           403,350      3,475,467         0.8
    BANKS-MONEY CENTER
  Korea Exchange Bank .......................................   KOR           341,345      3,443,587         0.8
    BANKS-MONEY CENTER
  Banco Totta & Acores "B" - Registered-/- ..................   PORT          168,400      3,058,716         0.7
    BANKS-MONEY CENTER
  Banco Ganadero S.A. - ADR{\/} .............................   COL           150,000      2,962,500         0.7
    BANKS-REGIONAL
  Ayala Land, Inc. "B" ......................................   PHIL        2,680,000      2,859,756         0.6
    REAL ESTATE
  PSIL Bangkok Bank Co., Ltd. (Entitlement
   Certificates){\/} ........................................   THAI          236,000      1,767,640         0.4
    OTHER FINANCIAL
  Shinhan Bank ..............................................   KOR            49,510        986,925         0.2
    BANKS-REGIONAL
  Finance One Co., Ltd. - Foreign ...........................   THAI          126,100        356,187         0.1
    SECURITIES BROKER
  Housing Development Finance Corp.-/- ......................   IND               272         17,954          --
    OTHER FINANCIAL
  HDFC Bank Ltd. - Subscription Shares-/- ...................   IND               500            532          --
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                         124,375,983
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (16.4%)
  Companhia Energetica de Minas Gerais (CEMIG): .............   BRZL               --   $         --         3.1
    ELECTRICAL & GAS UTILITIES
    Preferred-/- ............................................   --        235,000,000      7,480,288          --
    ADR-/- {\/} .............................................   --            199,300      6,228,125          --
  Petroleo Brasileiro S.A. (Petrobras) Preferred-/- .........   BRZL       73,100,000      9,463,935         2.1
    OIL
  China Light & Power Co., Ltd. .............................   HK          1,700,000      7,893,478         1.8
    ELECTRICAL & GAS UTILITIES
  Benton Oil & Gas Co.-/- ...................................   US            313,100      7,670,950         1.7
    OIL
  Czeske Energeticke Zavody (CEZ AS)-/- .....................   CZCH          204,860      7,313,436         1.6
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas-/- ........................   VENZ        6,318,778      6,936,554         1.6
    ELECTRICAL & GAS UTILITIES
  Sasol Ltd. ................................................   SAFR          557,700      6,809,197         1.5
    ENERGY SOURCES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........   CHLE          220,800      4,057,200         0.9
    ELECTRICAL & GAS UTILITIES
  LUKoil Holding - ADR-/- {\/} ..............................   RUS            91,000      3,503,500         0.8
    GAS PRODUCTION & DISTRIBUTION
  Gazprom - 144A ADR{.} {\/} ................................   RUS           123,400      2,313,750         0.5
    GAS PRODUCTION & DISTRIBUTION
  Centrais Electricas Brasileiras S.A. (Electrobras)-/- .....   BRZL        6,000,000      1,863,136         0.4
    ELECTRICAL & GAS UTILITIES
  Electricidad de Argentina S.A.(.) -/- {\/} ................   ARG           100,000      1,360,000         0.3
    ELECTRICAL & GAS UTILITIES
  Pakistan State Oil Co., Ltd. ..............................   PAK            42,400        366,029         0.1
    OIL
  Madras Refineries Ltd.-/- .................................   IND           199,500        189,665          --
    OIL
                                                                                        ------------
                                                                                          73,449,243
                                                                                        ------------
Materials/Basic Industry (13.8%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           758,400     14,657,357         3.3
    PAPER/PACKAGING
  General Mining Union Corp. (Gencor) .......................   SAFR        4,161,900     14,467,683         3.3
    METALS - NON-FERROUS
  Industrias Penoles S.A. "CP"-/- ...........................   MEX         2,217,000      8,818,242         2.0
    METALS - NON-FERROUS
  Pohang Iron & Steel Co., Ltd. .............................   KOR            98,529      6,344,000         1.4
    METALS - STEEL
  Eregli Demir Ve Lelik Fabrik T.A.S. .......................   TRKY       54,158,851      6,332,887         1.4
    METALS - STEEL
  PT Tambang Timah - Foreign ................................   INDO        1,846,000      2,774,986         0.6
    METALS - STEEL
  Cemex, S.A. de C.V. "B" ...................................   MEX           720,125      2,590,475         0.6
    CEMENT
  Perlis Plantations ........................................   MAL           830,000      2,382,225         0.5
    CHEMICALS

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
Ashanti Goldfields Co., Ltd. - GDR{\/} ......................   GHNA          127,800   $  2,092,725         0.5
    GOLD
  Associated Cement Cos., Ltd.-/- ...........................   IND            13,536        583,097         0.1
    CEMENT
  Gujarat Ambuja Cements - GDR-/- {\/} ......................   IND            60,000        465,000         0.1
    CEMENT
  Engro Chemicals Pakistan Ltd. .............................   PAK               650          2,222          --
    CHEMICALS
                                                                                        ------------
                                                                                          61,510,899
                                                                                        ------------
Consumer Non-Durables (9.1%)
  Delta Corp.-/- ............................................   ZBBW        3,500,000     10,916,824         2.5
    BEVERAGE-ALCOHOLIC
  Companhia Cervejaria Brahma Preferred .....................   BRZL       17,254,543     10,665,468         2.4
    BEVERAGES - ALCOHOLIC
  Panamerican Beverages, Inc. "A"{\/} .......................   MEX           125,100      5,457,488         1.2
    BEVERAGES - NON-ALCOHOLIC
  Gruma S.A. "B"-/- .........................................   MEX         1,057,000      4,876,434         1.1
    FOOD
  Sun Brewing Ltd. - 144A GDR{.} -/- {\/} {::} ..............   RUS           500,000      4,750,000         1.1
    BEVERAGES - ALCOHOLIC
  Hellenic Bottling Co. S.A. ................................   GREC           58,115      1,871,604         0.4
    BEVERAGES - NON-ALCOHOLIC
  Companhia Tecidos Norte de Mina Preferred .................   BRZL        3,210,000      1,078,020         0.2
    TEXTILES & APPAREL
  Guinness Malaysia .........................................   MAL           241,000        620,150         0.1
    BEVERAGES - ALCOHOLIC
  Dhan Fibres Ltd.-/- .......................................   PAK         4,805,000        485,536         0.1
    TEXTILES & APPAREL
  Mahavir Spinning Mills Ltd.-/- ............................   IND                30             46          --
    TEXTILES & APPAREL
  Dewan Salman Fibre Ltd.-/- ................................   PAK                 4              3          --
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          40,721,573
                                                                                        ------------
Services (5.0%)
  Berjaya Sports Toto Bhd. ..................................   MAL         2,610,000      9,815,914         2.2
    CONSUMER SERVICES
  SPT Telecom-/- ............................................   CZCH           58,510      6,264,188         1.4
    TELEPHONE NETWORKS
  Amway Asia Pacific Ltd.{\/} ...............................   HK            107,900      3,870,913         0.9
    WHOLESALE & INTERNATIONAL TRADE
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .......   PAK            22,150      1,661,250         0.4
    TELEPHONE NETWORKS
  Gran Cadena de Almacenes Colombianos S.A. .................   COL           327,960        297,460         0.1
    RETAILERS-OTHER
  Keppel Philippine Holdings, Inc. "B"-/- ...................   PHIL          488,491         81,912   --

    The accompanying notes are an integral part of the financial statements.

                                       F4

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
    TRANSPORTATION - SHIPPING
  Indian Hotels Co., Ltd.-/- ................................   IND             3,000   $     55,141          --
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          22,046,778
                                                                                        ------------
Multi-Industry/Miscellaneous (4.8%)
  Jardine Strategic Holdings Ltd.{\/} .......................   HK          2,215,500      7,222,530         1.6
    CONGLOMERATE
  Koor Industries Ltd. - ADR{\/} ............................   ISRL          374,900      6,513,888         1.5
    CONGLOMERATE
  Banco Comercial Portgues "A", Convertible Preferred, 8%
   till 6/30/03{\/} .........................................   PORT           99,900      5,082,912         1.1
    MISCELLANEOUS
  KEC International Ltd.-/- .................................   IND           481,500        922,310         0.2
    MISCELLANEOUS
  Alarko Holding A.S. .......................................   TRKY        4,357,000        769,868         0.2
    MULTI-INDUSTRY
  BPL Ltd.-/- ...............................................   IND           624,200        641,783         0.1
    MISCELLANEOUS
  Nicholas Piramel India Ltd.-/- ............................   IND            80,000        250,704         0.1
    MISCELLANEOUS
  Grasim Industries Ltd. ....................................   IND             6,500         76,764          --
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          21,480,759
                                                                                        ------------
Capital Goods (4.1%)
  ECI Telecommunications Ltd.{\/} ...........................   ISRL          475,000      9,500,000         2.1
    TELECOM EQUIPMENT
  Tata Engineering and Locomotive Co., Ltd.-/- ..............   IND           532,460      6,164,537         1.4
    MACHINERY & ENGINEERING
  Netas Telekomunik .........................................   TRKY        8,823,920      2,132,379         0.5
    TELECOM EQUIPMENT
  Gujarat Telephone Cables-/- ...............................   IND         1,417,900        489,275         0.1
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          18,286,191
                                                                                        ------------
Health Care (3.5%)
  Teva Pharmaceutical Industries Ltd. - ADR{\/} .............   ISRL          256,400     10,736,750         2.4
    PHARMACEUTICALS
  Ranbaxy Laboratories Ltd.-/- ..............................   IND           225,200      3,931,485         0.9
    MEDICAL TECHNOLOGY & SUPPLIES
  EGIS RT-/- ................................................   HGRY           10,573        652,516         0.2
    PHARMACEUTICALS
  Core Healthcare-/- ........................................   IND                50             73          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          15,320,824
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F5

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (0.1%)
  Himachal Telematics Ltd.-/- ...............................   IND           750,000   $    401,408         0.1
total>TOTAL EQUITY INVESTMENTS (cost $359,658,653) ..........                            377,593,658        85.0
                                                                                        ------------       -----
    TELECOM TECHNOLOGY

                                                                           PRINCIPAL                     % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (0.7%)
  Malaysia (0.4%)
    Aokam Perdana Bhd., Convertible Bond, 3.5% due
     6/13/04 ................................................   USD         2,650,000      1,848,375         0.4
  Thailand (0.3%)
    Bangkok Land Ltd., 3.125% due 3/31/01 ...................   CHF         3,250,000      1,158,691         0.3
                                                                                        ------------
Total Corporate Bonds (cost $3,095,275) .....................                              3,007,066
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $3,095,275) ............                              3,007,066         0.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $362,753,928)  * ....................                            380,600,724        85.7
Other Assets and Liabilities ................................                             63,505,545        14.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $444,106,269       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {::}  See Note 5 of Notes to Financial Statements.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        (.) Restricted securities. At October 31, 1996, the Fund owned the following restricted security constituting 0.3% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the restricted security is as follows:

                                                                                                       MARKET
                                                                                                       VALUE
                                                                                                        PER
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST       SHARE
             -----------------------------------------------  -----------------  ------  -----------   ------
             Electricidad de Argentina S.A..................      12/23/93       100,000 $ 1,750,000   $13.60

          * For Federal income tax purposes, cost is $362,948,481 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  46,560,858
                 Unrealized depreciation:           (28,908,615)
                                                  -------------
                 Net unrealized appreciation:     $  17,652,243
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F6

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1996

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    0.3                                   0.3
Brazil (BRZL/BRL) ....................   11.6                                  11.6
Chile (CHLE/CLP) .....................    0.9                                   0.9
Colombia (COL/COP) ...................    0.8                                   0.8
Czech Republic (CZCH/CSK) ............    3.0                                   3.0
Ghana (GHNA/GHC) .....................    0.5                                   0.5
Greece (GREC/GRD) ....................    3.2                                   3.2
Hong Kong (HK/HKD) ...................   12.4                                  12.4
Hungary (HGRY/HUF) ...................    0.2                                   0.2
India (IND/INR) ......................    5.2                                   5.2
Indonesia (INDO/IDR) .................    0.6                                   0.6
Israel (ISRL/ILS) ....................    6.0                                   6.0
Korea (KOR/KRW) ......................    5.2                                   5.2
Malaysia (MAL/MYR) ...................    2.8         0.4                       3.2
Mexico (MEX/MXN) .....................    8.2                                   8.2
Pakistan (PAK/PKR) ...................    0.6                                   0.6
Panama (PAN/PND) .....................    3.3                                   3.3
Philippines (PHIL/PHP) ...............    0.6                                   0.6
Poland (POL/PLZ) .....................    1.2                                   1.2
Portugal (PORT/PTE) ..................    1.8                                   1.8
Russia (RUS/SUR) .....................    2.4                                   2.4
South Africa (SAFR/ZAR) ..............    4.8                                   4.8
Thailand (THAI/THB) ..................    1.5         0.3                       1.8
Turkey (TRKY/TRL) ....................    2.1                                   2.1
United States & Other (US/USD) .......    1.7                       14.3       16.0
Venezuela (VENZ/VEB) .................    1.6                                   1.6
Zimbabwe (ZBBW/ZWD) ..................    2.5                                   2.5
                                        ------        ---          -----      -----
Total  ...............................   85.0         0.7           14.3      100.0
                                        ------        ---          -----      -----
                                        ------        ---          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $444,106,269.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                        GT GLOBAL EMERGING MARKETS FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $362,753,928) (Note 1)..........................  $380,600,724
  U.S. currency.................................................................  $1,483,057
  Foreign currencies (cost $21,506,397).........................................  21,125,366   22,608,423
                                                                                  ----------
  Receivable for Fund shares sold...........................................................   30,516,050
  Receivable for securities sold............................................................   24,089,405
  Dividends receivable......................................................................      520,951
  Interest receivable.......................................................................       46,642
  Unamortized organizational costs (Note 1).................................................       16,342
  Miscellaneous receivable..................................................................          239
  Cash held as collateral for securities loaned (Note 1)....................................   18,390,625
                                                                                              -----------
    Total assets............................................................................  476,789,401
                                                                                              -----------
Liabilities:
  Payable for securities purchased..........................................................   10,019,556
  Payable for Fund shares repurchased.......................................................    3,230,169
  Payable for investment management and administration fees (Note 2)........................      374,250
  Payable for service and distribution expenses (Note 2)....................................      286,400
  Payable for transfer agent fees (Note 2)..................................................      158,743
  Payable for printing and postage expenses.................................................      122,207
  Payable for professional fees.............................................................       41,737
  Payable for custodian fees (Note 1).......................................................       33,448
  Payable for fund accounting fees (Note 2).................................................        8,886
  Payable for registration and filing fees..................................................        4,773
  Payable for Directors' fees and expenses (Note 2).........................................        2,200
  Other accrued expenses....................................................................       10,138
  Collateral for securities loaned (Note 1).................................................   18,390,625
                                                                                              -----------
    Total liabilities.......................................................................   32,683,132
                                                                                              -----------
Net assets..................................................................................  $444,106,269
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($224,963,980 DIVIDED BY 15,772,254 shares
 outstanding)...............................................................................  $     14.26
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $14.26) *....................................  $     14.97
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($216,003,768 DIVIDED BY 15,410,508 shares
 outstanding)...............................................................................  $     14.02
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,138,521
 DIVIDED BY 218,221 shares outstanding).....................................................  $     14.38
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $466,990,479
  Undistributed net investment income.......................................................       41,480
  Accumulated net realized loss on investments and foreign currency transactions............  (40,434,003)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (338,483)
  Net unrealized appreciation of investments................................................   17,846,796
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $444,106,269
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                        GT GLOBAL EMERGING MARKETS FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $410,700)...............................  $10,681,651
  Interest income............................................................................   2,931,654
                                                                                               ----------
    Total investment income..................................................................  13,613,305
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................   4,883,626
  Transfer agent fees (Note 2)...............................................................   1,930,507
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $1,301,360
    Class B......................................................................   2,387,891   3,689,251
                                                                                   ----------
  Custodian fees (Note 1)....................................................................     504,841
  Printing and postage expenses..............................................................     232,032
  Fund accounting fees (Note 2)..............................................................     125,349
  Audit fees.................................................................................      80,560
  Registration and filing fees...............................................................      65,825
  Amortization of organization costs (Note 1)................................................      30,067
  Legal fees.................................................................................      19,222
  Directors' fees and expenses (Note 2)......................................................      11,712
  Other expenses.............................................................................      45,337
                                                                                               ----------
    Total expenses before reductions.........................................................  11,618,329
                                                                                               ----------
      Expense reductions (Notes 1 & 6).......................................................    (633,461)
                                                                                               ----------
    Total net expenses.......................................................................  10,984,868
                                                                                               ----------
Net investment income........................................................................   2,628,437
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments...............................................  (3,746,398)
  Net realized loss on foreign currency transactions.............................  (1,782,560)
                                                                                   ----------
    Net realized loss during the year........................................................  (5,528,958)
  Net change in unrealized depreciation on translation of assets and liabilities
   in foreign currencies.........................................................      31,246
  Net change in unrealized appreciation of investments...........................  22,530,391
                                                                                   ----------
    Net unrealized appreciation during the year..............................................  22,561,637
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................  17,032,679
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $19,661,116
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL EMERGING MARKETS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               YEAR ENDED     YEAR ENDED
                                                                               OCTOBER 31,   OCTOBER 31,
                                                                                  1996           1995
                                                                              -------------  ------------
Decrease in net assets
Operations:
  Net investment income.....................................................  $   2,628,437  $  3,715,528
  Net realized loss on investments and foreign currency transactions........     (5,528,958)  (39,959,384)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................         31,246      (337,162)
  Net change in unrealized appreciation (depreciation) of investments.......     22,530,391  (117,020,037)
                                                                              -------------  ------------
    Net increase (decrease) in net assets resulting from operations.........     19,661,116  (153,601,055)
                                                                              -------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................             --   (15,193,744)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................             --   (12,477,553)
                                                                              -------------  ------------
    Total distributions.....................................................             --   (27,671,297)
                                                                              -------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................  1,443,673,824   550,507,913
  Decrease from capital shares repurchased..................................  (1,499,221,358) (597,853,943)
                                                                              -------------  ------------
    Net decrease from capital share transactions............................    (55,547,534)  (47,346,030)
                                                                              -------------  ------------
Total decrease in net assets................................................    (35,886,418) (228,618,382)
Net assets:
  Beginning of year.........................................................    479,992,687   708,611,069
                                                                              -------------  ------------
  End of year...............................................................  $ 444,106,269* $479,992,687**
                                                                              -------------  ------------
                                                                              -------------  ------------

--------------
   * Includes undistributed net investment income of $41,480.
  ** Includes undistributed net investment income of $40,513.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL EMERGING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     CLASS A+
                                          ---------------------------------------------------------------
                                                                                           MAY 18, 1992
                                                                                           (COMMENCEMENT
                                                      YEAR ENDED OCTOBER 31,              OF OPERATIONS)
                                          ----------------------------------------------  TO OCTOBER 31,
                                           1996 (D)    1995 (D)      1994        1993          1992
                                          ----------  ----------  ----------  ----------  ---------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   13.85   $   18.81   $   14.42   $   11.10      $   11.43
                                          ----------  ----------  ----------  ----------  ---------------
Income from investment operations:
  Net investment income (loss)..........       0.11        0.13       (0.02)       0.02* *         0.07* *
  Net realized and unrealized gain
   (loss) on investments................       0.30       (4.32)       4.68        3.38          (0.40)
                                          ----------  ----------  ----------  ----------  ---------------
    Net increase (decrease) from
     investment operations..............       0.41       (4.19)       4.66        3.40          (0.33)
                                          ----------  ----------  ----------  ----------  ---------------
Distributions to shareholders:
  From net investment income............         --          --       (0.01)      (0.08)            --
  From net realized gain on
   investments..........................         --       (0.77)      (0.26)         --             --
                                          ----------  ----------  ----------  ----------  ---------------
    Total distributions.................         --       (0.77)      (0.27)      (0.08)            --
                                          ----------  ----------  ----------  ----------  ---------------
Net asset value, end of period..........  $   14.26   $   13.85   $   18.81   $   14.42      $   11.10
                                          ----------  ----------  ----------  ----------  ---------------
                                          ----------  ----------  ----------  ----------  ---------------

Total investment return (c).............       2.96%     (23.04)%     32.58%       30.9%          (2.9)% (a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 224,964   $ 252,457   $ 417,322   $ 187,808      $  84,558
Ratio of net investment income (loss) to
 average net assets.....................       0.76%       0.89%      (0.11)%       0.1%**          1.7% **(b)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       1.96%       2.12%       2.06%        2.4%**          2.4% **(b)
  Without expense reductions............       2.08%       2.14%         --%*        --%*           --%
Portfolio turnover rate++++.............        104%        114%        100%         99%            32% (b)
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0040         N/A         N/A         N/A            N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993, and for the period from May 18, 1992, to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average not assets would have been 0.36% and 1.21% for the year ended October 31, 1993, and for the period from May 18, 1992, to October 31, 1992, respectively (See Note 2).
 * * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (See Note 2).

    The accompanying notes are an integral part of the financial statements.
                                      F11

                        GT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               CLASS B++
                                          ---------------------------------------------------      ADVISOR CLASS+++
                                                                                   APRIL 1,    -------------------------
                                                                                     1993         YEAR      JUNE 1, 1995
                                                  YEAR ENDED OCTOBER 31,              TO          ENDED          TO
                                          --------------------------------------  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                             1996 (D)      1995 (D)      1994        1993       1996 (D)        1995
                                          --------------  ----------  ----------  -----------  -----------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   13.68     $   18.68   $   14.39    $   11.47    $   13.88    $   14.71
                                          --------------  ----------  ----------  -----------  -----------  ------------
Income from investment operations:
  Net investment income (loss)..........         0.04          0.06       (0.12)        0.00 * *       0.18       0.08
  Net realized and unrealized gain
   (loss) on investments................         0.30         (4.29)       4.67         2.92         0.32        (0.91)
                                          --------------  ----------  ----------  -----------  -----------  ------------
    Net increase (decrease) from
     investment operations..............         0.34         (4.23)       4.55         2.92         0.50        (0.83)
                                          --------------  ----------  ----------  -----------  -----------  ------------
Distributions to shareholders:
  From net investment income............           --            --          --           --           --           --
  From net realized gain on
   investments..........................           --         (0.77)      (0.26)          --           --           --
                                          --------------  ----------  ----------  -----------  -----------  ------------
    Total distributions.................           --         (0.77)      (0.26)          --           --           --
                                          --------------  ----------  ----------  -----------  -----------  ------------
Net asset value, end of period..........    $   14.02     $   13.68   $   18.68    $   14.39    $   14.38    $   13.88
                                          --------------  ----------  ----------  -----------  -----------  ------------
                                          --------------  ----------  ----------  -----------  -----------  ------------
Total investment return (c).............         2.49 %      (23.37)%     31.77%        25.5%(a)       3.60%      (5.71)%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 216,004     $ 225,861   $ 291,289    $  32,318    $   3,139    $   1,675
Ratio of net investment income (loss) to
 average net assets.....................         0.26 %        0.39%      (0.61)%       (0.4)%***(b)       1.26%       1.39 %(b)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................         2.46 %        2.62%       2.56%         2.9%***(b)       1.46%       1.62 %(b)
  Without expense reductions............         2.58 %        2.64%         --%*         --%*       1.58%        1.64 %(b)
Portfolio turnover rate++++.............          104 %         114%        100%          99%         104%         114 %
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0040           N/A         N/A          N/A    $  0.0040          N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993, and for the period from May 18, 1992, to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average not assets would have been 0.36% and 1.21% for the year ended October 31, 1993, and for the period from May 18, 1992, to October 31, 1992, respectively (See Note 2).
 * * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (See Note 2).

    The accompanying notes are an integral part of the financial statements.
                                      F12

                        GT GLOBAL EMERGING MARKETS FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Emerging Markets Fund ("Fund") is a separate series of GT Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued , or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss

                                      F13

                        GT GLOBAL EMERGING MARKETS FUND

equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1996, stocks with an aggregate value of approximately $17,458,140 were on loan to brokers. The loans were secured by cash collateral of $18,390,625 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended October 31, 1996, the Fund received fees of $114,161 which were used to reduce the Fund's custodian fees.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any

                                      F14

                        GT GLOBAL EMERGING MARKETS FUND

excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $40,222,829, of which $35,800,955 expires in 2003 and $4,421,874 expires in 2004.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $150,006. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1996, GT Global retained $118,254 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $17,532 for the year ended October 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of $1,269,740. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for

                                      F15

                        GT GLOBAL EMERGING MARKETS FUND

GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40% 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1996, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $543,620,761 and $644,841,661, respectively. There were no purchases or sales of U.S. government obligations by the Fund for the year ended October 31, 1996.

4. CAPITAL SHARES
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F16

                        GT GLOBAL EMERGING MARKETS FUND

                           CAPITAL SHARE TRANSACTIONS

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1996            OCTOBER 31, 1995
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   75,574,030  $1,106,260,084  26,517,243  $ 389,593,563
Shares issued in connection with
  reinvestment of distributions.........           --             --      788,804     13,204,560
                                          -----------  -------------  -----------  -------------
                                           75,574,030  1,106,260,084   27,306,047    402,798,123
Share repurchased.......................  (78,034,654) (1,146,692,253) (31,260,135)  (469,990,809)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (2,460,624) $ (40,432,169)  (3,954,088) $ (67,192,686)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1996            OCTOBER 31, 1995
                                          --------------------------  --------------------------
CLASS B                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   22,439,885  $ 323,192,109    9,004,842  $ 135,163,005
Shares issued in connection with
  reinvestment of distributions.........           --             --      637,782     10,599,912
                                          -----------  -------------  -----------  -------------
                                           22,439,885    323,192,109    9,642,624    145,762,917
Share repurchased.......................  (23,539,619)  (339,644,019)  (8,726,345)  (127,721,360)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................   (1,099,734) $ (16,451,910)     916,279  $  18,041,557
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                                             JUNE 1, 1995
                                                                       (COMMENCEMENT OF SALE OF
                                                  YEAR ENDED            SHARES) TO OCTOBER 31,
                                               OCTOBER 31, 1996                  1995
                                          --------------------------  --------------------------
ADVISOR CLASS                               SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................      966,362  $  14,221,631      130,495  $   1,946,873
Share repurchased.......................     (868,859)   (12,885,086)      (9,777)      (141,774)
                                          -----------  -------------  -----------  -------------
Net increase............................       97,503  $   1,336,545      120,718  $   1,805,099
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies at October 31, 1996, amounted to $4,750,000, at value.

Transactions with affiliated companies are as follows:

                                           PURCHASES               NET REALIZED    DIVIDEND
AFFILIATES                                   COST      SALES COST      GAIN         INCOME
----------------------------------------  -----------  ----------  ------------   -----------
Compania Boliviana de Energia
  Electrica.............................  $        --  $7,000,800   $4,166,500    $   113,771
Sun Brewing Ltd. - 144A GDR.............           --          --          --              --

6. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1996, the Fund's expenses were reduced by $519,300 under these arrangements.

                                      F17

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

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                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

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                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

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                        GT GLOBAL EMERGING MARKETS FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on large cap equity securities of U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

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  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL EMERGING MARKETS FUND, G.T. INVESTMENT FUNDS, INC., CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                   EMESA703   MC

                      GT GLOBAL THEME FUNDS: ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information

                                 March 1, 1997
--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), GT Global Natural Resources Fund ("Natural Resources Fund"), GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Health Care Fund ("Health Care Fund") and GT Global Telecommunications Fund ("Telecommunications Fund") (each , a "Fund" or "Theme Fund," and collectively, the "Funds," "Theme Funds"). Each Fund is a diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund (each a "Feeder Fund," and, collectively the "Feeder Funds,") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Natural Resources Portfolio and Global Consumer Products and Services Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively. This Statement of Additional
Information, which is not a prospectus, supplements and should be read in conjunction with the Theme Funds' current Advisor Class Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager of and administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio," and collectively the "Theme Portfolios"), and also serves as the administrator for each Feeder Fund. The distributor of the Funds' shares is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     23
Directors and Executive Officers.........................................................................................     25
Management...............................................................................................................     27
Valuation of Fund Shares.................................................................................................     29
Information Relating to Sales and Redemptions............................................................................     31
Taxes....................................................................................................................     32
Additional Information...................................................................................................     35
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     45
Financial Statements.....................................................................................................     48


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                   Statement of Additional Information Page 1

                             GT GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the GT Global Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each seeks to achieve its investment objective by investing all of its investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of a Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Prospectus.


SELECTION OF EQUITY INVESTMENTS
With respect to the Natural Resource Portfolio, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

With respect to the Telecommunications Fund, the Manager has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.


There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of fund shares to provide for ongoing expenses and to satisfy redemptions.


For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Manager is not aware at this time of the existence of any investment or exchange control regulations which might

                   Statement of Additional Information Page 2

                             GT GLOBAL THEME FUNDS
substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Manager considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
Each Theme Portfolio may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.

DEPOSITORY RECEIPTS
A Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors

                   Statement of Additional Information Page 3

                             GT GLOBAL THEME FUNDS

pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities on five business days' notice. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or the Portfolios' Board of Trustees, as applicable. The Manager will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. In the event

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that a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case;
conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.


Each Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
Each Theme Portfolio (except the Health Care Fund) is authorized to make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES


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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS
Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or an (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS
Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Theme Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

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Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.


A Theme Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Theme Portfolio's current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Theme Portfolio, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.


Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

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A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash

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equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Theme Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument thereon in the United States. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is

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effected by  entering into  an  offsetting Futures  Contract purchase  or  sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

Each Theme Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect the Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin" to and from the futures commission merchant through which the Theme Portfolio entered in the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

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If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.


Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing on an option on a Futures Contract are included in the initial margin deposit.

A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Portfolios' Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may

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accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.

A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts, to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive

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correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Theme Portfolio has purchased) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Future Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES

Each Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the security for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell

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and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.


FOREIGN SECURITIES

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.


    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things; (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by

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foreign investors. In addition, if there is a deteriation in a country's balance of payments of for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell the currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.

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Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.


    WITHHOLDING TAXES. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that Theme Portfolio's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."



    CONCENTRATION. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.



    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.



    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.



The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.



The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally


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enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.



    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Theme Portfolios intend to invest in Hong Kong, which will revert to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.



    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.



Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.



Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.



    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.


Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economics and securities markets of certain emerging market countries.


                  Statement of Additional Information Page 18

                             GT GLOBAL THEME FUNDS

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

FEEDER FUNDS

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.

Each Portfolio has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

Each Portfolio may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;


        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (4) Make loans, except that each Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;


        (6) Borrow money except from banks not in excess of 33 1/3 of the value of each Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Portfolio may not exceed one-third of that Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;


        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Portfolio may invest in the securities of companies that engage in these activities.

                  Statement of Additional Information Page 19

                             GT GLOBAL THEME FUNDS

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolios' outstanding voting securities as defined above and in the Prospectus.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Portfolio, the Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contract the Portfolio has entered into;

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets (while borrowings exceed 5% of the Infrastructure Portfolio's and Natural Resources Portfolio's total assets, such Portfolio will not make any additional investments); and

        (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND


The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.


The Health Care Fund may not:

        (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

                  Statement of Additional Information Page 20

                             GT GLOBAL THEME FUNDS

        (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;


        (6) Make loans, except through loans of portfolio securities as authorized by the Prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;



        (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies it may use financial and currency futures instruments and options thereon for hedging purposes;


        (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;


        (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on futures contracts;


       (10) Invest in oil, gas or mineral-related programs or leases; or

       (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.


In addition, the Health Care Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and the it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Health Care Fund's outstanding voting securities as defined above and in the Prospectus.


Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND


The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.


The Telecommunications Fund may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;


        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

                  Statement of Additional Information Page 21

                             GT GLOBAL THEME FUNDS


        (6) Borrow money except from banks not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by it may not exceed one-third of its total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;


        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.


In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Telecommunications Fund's outstanding voting securities as defined above and in the Prospectus.


The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications
    Fund's total assets, the Telecommunications Fund will not make any additional investments.

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies, and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940

                  Statement of Additional Information Page 22

                             GT GLOBAL THEME FUNDS
Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS


--------------------------------------------------------------------------------
Subject to policies established by the Company's Board of Directors and the Portfolios' Board of Trustees, the Manager is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing portfolio transactions, the Manager seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, each Theme Portfolio has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of each Theme Portfolio, the Manager may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the applicable Investment Management and Administration Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to that Theme Portfolio and its other clients and that the total commissions paid by the Theme Portfolio will be reasonable in relation to the benefits received by that Theme Portfolio over the long term. Research services may also be received from dealers who execute Theme Portfolio transactions in OTC markets.


The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of that Theme Portfolio's expenses, such as custodian fees.

Investment decisions for a Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.

Under a policy adopted by the Company's Board of Directors and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other portfolios.

Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation

                  Statement of Additional Information Page 23

                             GT GLOBAL THEME FUNDS
of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the OTC markets.


A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal years ended October 31, 1996, 1995 and 1994, the Health Care Fund paid aggregate brokerage commissions of $1,619,500, $545,743 and $480,241, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Telecommunications Fund paid aggregate brokerage commissions of $2,848,733, $2,253,982 and $5,674,965, respectively. For the fiscal years ended October 31, 1996 and 1995, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $77,822 and $38,814, $124,164 and $122,399, and $496,370 and $98,462, respectively. For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $18,145, $111,512 and
$132,572, respectively. For the fiscal year ended October 31, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $356,459 and $17,605, respectively. For the fiscal year ended October 31, 1996, the Health Care Fund paid to LGT Bank in Liechtenstein AG, an "affiliated" broker, aggregate brokerage commissions of $32,898 for transactions involving purchases and sales of portfolio securities which represented 2.03% of the total brokerage commissions paid by the Health Care Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Health Care Fund.


THEME PORTFOLIO TRADING AND TURNOVER

Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1996 and 1995, the Telecommunications Fund's portfolio turnover rates were 37% and 62%, respectively. For the fiscal years ended October 31, 1996 and 1995, the Health Care Fund's portfolio turnover rates were 157% and 99%, respectively. For the fiscal years ended October 31, 1996 and 1995, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio were 103% and 170%, 41% and 45%, and 94% and 87%, respectively. For the fiscal year ended October 31, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the portfolio turnover rates for the Consumer Products and Services Portfolio were 169% and 240%, respectively.


                  Statement of Additional Information Page 24

                             GT GLOBAL THEME FUNDS

                        DIRECTORS AND EXECUTIVE OFFICERS

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The Company's Directors and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolios' Trustees collectively.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 25

                             GT GLOBAL THEME FUNDS


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance, from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director of
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, GT Global, GT Services and G.T. Insurance from February 1996
New York, NY 10036                to October 1996; Vice President, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; Senior Vice President, General
                                  Counsel and Secretary, Strong/ Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                            ------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director and Officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., and a Trustee and Officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio (of which the Portfolios are subtrusts), Growth Portfolio and Global High Income Portfolio, which also are registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director and or Trustee and officer, respectively of 11 registered investment companies with 41 series managed or administrated by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Director, and reimburses travel and other expenses incurred in connection with attending Board meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $30,200, $30,200, $26,600 and $30,200, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $80,100, $80,100, $72,600 and $80,100, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no exercised or payable pension or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 26

                             GT GLOBAL THEME FUNDS

                                   MANAGEMENT

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INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

The Manager  serves as  each Portfolio's  investment manager  and  administrator under an Investment Management and Administration Contract between each Portfolio and the Manager ("Portfolio Management Contract") the Manager serves as administrator to each Feeder Fund under an administration contract between the Company and the Manager ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and each Feeder Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provides suitable office space, necessary small office equipment and utilities. For these services, each Feeder Fund pays administration fees, computed daily and paid monthly, to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Feeder Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to the Manager. Each Portfolio pays such fees based on its average daily net assets, also computed daily and paid monthly, at the annualized rate of 0.725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on all amounts thereafter.


The Portfolio Management Contract may be renewed with respect to Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Feeder Fund, either the Company, each Portfolio or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND


The Manager serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Health Care Fund and Telecommunications Fund and administers the Health Care Fund's and Telecommunications Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Health Care Fund and Telecommunications Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Health Care Fund and
Telecommunications Fund each pays the Manager investment management and administration fees, based on the Health Care Fund's and Telecommunications Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on all amounts thereafter.



The Management Contract may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Health Care Fund and Telecommunications Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


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                             GT GLOBAL THEME FUNDS

The   following  table  discloses  the   amount  of  investment  management  and
administration fees paid by the Theme Portfolios to the Manager during the periods shown:

                                HEALTH CARE FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $    5,495,494
1995......................................................................................................       4,453,857
1994......................................................................................................       4,353,688


                            TELECOMMUNICATIONS FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $   23,119,601
1995......................................................................................................      23,861,460
1994......................................................................................................      21,926,187


                          FINANCIAL SERVICES PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $       99,991
1995......................................................................................................          51,353
1994 (since Fund inception on May 31, 1994)...............................................................           8,249


                            INFRASTRUCTURE PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $      635,456
1995......................................................................................................         601,421
1994 (since Fund inception on May 31, 1994)...............................................................           3,021


                          NATURAL RESOURCES PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $      425,745
1995......................................................................................................         213,856
1994 (since Fund inception on May 31, 1994)...............................................................          28,500


                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996                                                                                                        $      422,640
1995 (since Fund inception on December 30, 1994)..........................................................          16,284



For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, and for the fiscal years ended October 31, 1995 and 1996, the Manager reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio for their respective investment management and administration fees in the amounts of $8,249, $51,353 and $103,267; $48,901, $0 and $0; and $28,500, $0 and $0, respectively. For the same periods, the Financial Services Fund, Infrastructure Fund and Natural Resources Fund paid administration fees of $3,029, $18,756 and $34,865; $19,370, $208,892 and
$218,735; and $10,436, $74,485 and $147,614, respectively. However, the Manager reimbursed those Funds for such fees in the amounts of $3,029, $18,756 and $34,865; $19,370, $177,376 and $0; and $10,436, $74,485 and $0, respectively.
For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal year ended October 31, 1996, the Manager reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amount of $16,284 and $0, respectively. For the same periods, the Consumer Products and Services Fund paid $5,933 and $147,623, respectively, in administration fees; however, the Manager reimbursed the Fund in the amounts of $5,933 and $0, respectively.


DISTRIBUTION SERVICES RELATING TO EACH FUND
Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent, has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for them. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account,


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                             GT GLOBAL THEME FUNDS

a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995 and October 31, 1996, the transfer agency and accounting services fees for the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund were $1,481,877 and $1,555,664; $7,389,836 and $7,139,417; $53,523 and $57,347; $398,968 and $344,920; $149,111 and
$227,522; and $30,047 and $249,464, respectively.


EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS
Each Fund and each Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees described above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.

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                            VALUATION OF FUND SHARES

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As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Theme Portfolio's securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.

Options on indices, securities and currencies purchased by the Theme Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealers price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Theme Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of

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                             GT GLOBAL THEME FUNDS
the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Theme Portfolios in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of each Fund's total assets (which, for each Feeder Fund is the value of its investment in its corresponding Portfolio). Each Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, in good faith, will establish a conversion rate for such currency.

European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of business in New York. Consequently, the calculation of each Fund's net asset value may not always take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of securities held by the Theme Portfolios that occur between the time their prices are determined and the close of normal trading on the NYSE will not be reflected in a Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.

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                             GT GLOBAL THEME FUNDS

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

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PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES

Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.


EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares of a Fund may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by that Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
Each Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds or the Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

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                             GT GLOBAL THEME FUNDS

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

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                                     TAXES

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TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.

TAXATION OF THE THEME PORTFOLIOS

    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FEEDER FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard

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                             GT GLOBAL THEME FUNDS
to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.


Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.



Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.



    FOREIGN TAXES. Dividends and interest received by a Theme Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of any foreign taxes paid by its corresponding Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's Income from those sources) as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election.


    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.


If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) would be required to include in income each year its pro rata share of the (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's pro rata share) QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


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                             GT GLOBAL THEME FUNDS

Pursuant  to proposed  regulations, open-end RICs,  such as the  Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from the options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund). However, income from the disposition by a Theme Portfolio of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months. Income from the disposition by a Theme Portfolio of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months.



If a Theme Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Theme Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, a Theme Portfolio may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to continue to qualify as a RIC.



Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.


TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

                  Statement of Additional Information Page 34

                             GT GLOBAL THEME FUNDS

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.



Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and Global Investment Theme Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Company and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" name and has reserved the right to withdraw its consent to the use of such names by the Company at any time, or to grant the use of such names to any other company.

                  Statement of Additional Information Page 35

                             GT GLOBAL THEME FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


STANDARDIZED RETURNS


Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) for Advisor Class shares, deduction of a sales charge is not applicable; (4) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (5) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Health Care Fund, stated as average annualized total returns for the periods shown, were:



                                                                                   HEALTH CARE
                                                    HEALTH CARE   HEALTH CARE          FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................    17.30%        17.59%            23.82%
October 31, 1991 through October 31, 1996.........     7.61%          n/a               n/a
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             29.92%
April 1, 1993 (commencement of operations) through
 October 31, 1996.................................      n/a         17.78%              n/a
August 7, 1989 (commencement of operation) through
 October 31, 1996.................................    13.53%          n/a               n/a



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Telecommunications Fund, stated as average annualized total returns for the periods shown, were:



                                                    TELECOMMUNI-  TELECOMMUNI-     TELECOMMUNI-
                                                      CATIONS       CATIONS        CATIONS FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................     1.92%         1.46%             7.49%
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             11.04%
April 1, 1993 (commencement of operations) through
 October 31, 1996.................................      n/a         10.44%              n/a
January 27, 1992 (commencement of operations)
 through October 31, 1996.........................    10.21%          n/a               n/a



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Financial Services Fund, stated as average annualized total returns for the periods shown, were:



                                                                                    FINANCIAL
                                                     FINANCIAL     FINANCIAL         SERVICES
                                                     SERVICES      SERVICES            FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................    14.50%        14.81%            20.87%
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             20.46%
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................     7.61%         8.20%              n/a



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Infrastructure Fund, stated as average annualized total returns for the periods shown, were:



                                                                                   INFRASTRUCTURE
                                                    INFRASTRUCTURE INFRASTRUCTURE      FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................    13.34%        13.37%            19.60%
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             14.38%
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................     7.86%         8.41%              n/a


                  Statement of Additional Information Page 36

                             GT GLOBAL THEME FUNDS


The Standardized Returns for the Class A, Class B and Advisor Class shares of the Natural Resources Fund, stated as average annualized total returns for the periods shown, were:



                                                                                     NATURAL
                                                      NATURAL       NATURAL         RESOURCES
                                                     RESOURCES     RESOURCES           FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................    45.77%        47.39%            53.76%
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             35.58%
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................    17.02%        17.84%              n/a



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:



                                                                                     CONSUMER
                                                     CONSUMER      CONSUMER          PRODUCTS
                                                     PRODUCTS      PRODUCTS            AND
                                                        AND           AND            SERVICES
                                                     SERVICES      SERVICES            FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
Fiscal year ended October 31, 1996................    41.75%        43.11%            49.50%
June 1, 1995 (commencement of operations) to
 October 31, 1996.................................      n/a           n/a             54.18%
December 30, 1994 (commencement of operations) to
 October 31, 1996.................................    38.07%        39.45%              n/a



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns for Class A and Class B shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sale charges.



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Health Care Fund, stated as aggregate total returns for the periods shown, were:



                                                                                   HEALTH CARE
                                                    HEALTH CARE   HEALTH CARE          FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................         n/a        n/a              44.99   %
April 1, 1993 (commencement of operations) through
 October 31, 1996.................................      n/a         82.73%              n/a
August 7, 1989 (commencement of operations)
 through October 31, 1996.........................   162.82%          n/a               n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Telecommunications Fund, stated as aggregate total returns for the periods shown, were:



                                                    TELECOMMUNI-  TELECOMMUNI-     TELECOMMUNI-
                                                      CATIONS       CATIONS        CATIONS FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................       n/a          n/a              16.03   %
April 1, 1993 (commencement of operations) through
 October 31, 1996.................................      n/a         45.75%              n/a
January 27, 1992 (commencement of operations)
 through October 31, 1996.........................    66.80%          n/a               n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Financial Services Fund, stated as aggregate total returns for the period shown, were:



                                                                                    FINANCIAL
                                                     FINANCIAL     FINANCIAL         SERVICES
                                                     SERVICES      SERVICES            FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................     n/a            n/a            30.24     %
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................    25.36%        24.01%              n/a


                  Statement of Additional Information Page 37

                             GT GLOBAL THEME FUNDS


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Infrastructure Fund, stated as aggregate total returns for the period shown, were:



                                                                                   INFRASTRUCTURE
                                                    INFRASTRUCTURE INFRASTRUCTURE      FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................       n/a          n/a              21.00   %
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................    26.07%        24.58%              n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Natural Resources Fund, stated as aggregate total returns for the period shown, were:



                                                                                     NATURAL
                                                      NATURAL       NATURAL         RESOURCES
                                                     RESOURCES     RESOURCES           FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................     n/a            n/a            54.03     %
May 31, 1994 (commencement of operations) through
 October 31, 1996.................................    53.57%        51.76%              n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Consumer Products and Services Fund, stated as aggregate total returns for the period shown, were:



                                                                                     CONSUMER
                                                     CONSUMER      CONSUMER          PRODUCTS
                                                     PRODUCTS      PRODUCTS            AND
                                                        AND           AND            SERVICES
                                                     SERVICES      SERVICES            FUND
                                                       FUND          FUND            (ADVISOR
PERIOD                                               (CLASS A)     (CLASS B)          CLASS)
--------------------------------------------------  -----------   -----------      ------------
June 1, 1995 (commencement of operations) through
 October 31, 1996.................................      n/a           n/a             84.85%
December 30, 1994 (commencement of operations)
 through
 October 31, 1996.................................    89.97%        88.28%              n/a



Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare a Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Hutton Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding collateralized mortgage obligations).


        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming

                  Statement of Additional Information Page 38

                             GT GLOBAL THEME FUNDS
    reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.


       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.


       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunication companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports, produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.


       (19) Various publications including, but not limited to ratings agencies such as Moody's, S&P and Fitch.


       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.


       (22) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.


       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

                  Statement of Additional Information Page 39

                             GT GLOBAL THEME FUNDS


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates, may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Mutual Funds Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.


A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen, German Deutschemark, Hong Kong Dollar). A foreign currency which has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from the relevant indices.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to

                  Statement of Additional Information Page 40

                             GT GLOBAL THEME FUNDS
compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Funds may also discuss these accounts and plans, which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment) you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.



ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.



SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.



CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and  most
other   not-for-profit   organizations   can  make   pre-tax   salary  reduction
contributions to these accounts.



PROFIT-SHARING  (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.



GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


                  Statement of Additional Information Page 41

                             GT GLOBAL THEME FUNDS


From time to time, the Funds and GT Global will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.



 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.



 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.



 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product (GDP): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.


13) Total exports and imports by year: IFC, The World Bank and Datastream.



14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their  debt, including those  under the Brady  Plan:
    The Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


GT GLOBAL ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a


                  Statement of Additional Information Page 42

                             GT GLOBAL THEME FUNDS

time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS
Each Theme Portfolio may invest worldwide across industries within the Portfolio area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND

From time to time the Fund and GT Global will quote information including data regarding:


    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and its enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries


The information quoted has not been independently verified by a Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:


    / / Research  firms such as  Mehta and Isaly  which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World  Bank  and its  publications  such as  THE  WORLD  DEVELOPMENT
        REPORT, as supplemented annually


    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK


INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES

The Health Care Fund and the Manager believe that certain market and demographic factors merit an investor's consideration of making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. The Manager expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Manager, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.


The Manager believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Manager, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group

                  Statement of Additional Information Page 43

                             GT GLOBAL THEME FUNDS
should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS FUND

From time to time the Fund and GT Global will quote information including data regarding:


    / / Increased  usage  of  new  technologies such  as,  but  not  limited to,
        cellular  and  wireless  communications  in  emerging  and   established
        countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services


    / / Privatization and/or deregulation of telecommunications companies



The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:


    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD   and  other  publications  from   its  subsidiaries  such  as  the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction


    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT



    / / Telegeography and other publications


DEREGULATION IN THE UNITED STATES

The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Manager expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

From time to time the Fund and GT Global will quote information including data regarding:


    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent Companies and the products and services they distribute

    / / Regulatory environment of consumer products industries


The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:


    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

                  Statement of Additional Information Page 44

                             GT GLOBAL THEME FUNDS

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications


    / / IFC and its publications



    / / OECD and its publications


INFRASTRUCTURE FUND

From time to time the Fund and GT Global may quote information including:


    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New   technologies,  products   and  services   used  in  infrastructure
        industries


    / / Infrastructure Finance magazine and other periodicals


FINANCIAL SERVICES FUND

From time to time the Fund and GT Global may quote information including:


    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries

NATURAL RESOURCES FUND

From time to time the Fund and GT Global may quote information including:


    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources

    / / New technologies, products and services used in the natural resources industries

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions)have a superior ability for repayment of short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. If, however, the relative degree of safety is not as


                  Statement of Additional Information Page 45

                             GT GLOBAL THEME FUNDS
high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A  --  Upper-medium-grade  obligations.   Factors  giving  security   to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.


         3. There is a lack of essential data pertaining to the issue or issuer.


         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                  Statement of Additional Information Page 46

                             GT GLOBAL THEME FUNDS

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                  Statement of Additional Information Page 47

                             GT GLOBAL THEME FUNDS

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of each Theme Fund as of October 31, 1996, and for the year then ended, appear on the following pages.


                  Statement of Additional Information Page 48

                             GT GLOBAL THEME FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of GT Global Consumer Products & Services Fund - Consolidated, GT Global Financial Services Fund - Consolidated, GT Global Health Care Fund, GT Global Infrastructure Fund - Consolidated, GT Global Natural Resources Fund - Consolidated, and GT Global Telecommunications Fund, six series of G.T. Investment Funds, Inc., including the portfolios of investments, as of October 31, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of G.T. Investments Funds, Inc. as of October 31, 1996, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (51.0%)
  Vons Cos., Inc.-/- ........................................   US            134,500   $  7,447,937         4.5
    RETAILERS-FOOD
  Central Garden and Pet Co.-/- .............................   US            273,400      6,459,075         3.7
    WHOLESALE & INTERNATIONAL TRADE
  Footstar, Inc.-/- .........................................   US            280,000      6,160,000         3.6
    RETAILERS-APPAREL
  TJX Cos., Inc. ............................................   US            147,200      5,888,000         3.4
    RETAILERS-APPAREL
  Jones Apparel Group, Inc.-/- ..............................   US            186,000      5,812,500         3.4
    RETAILERS-APPAREL
  Tiffany & Co. .............................................   US            155,300      5,746,100         3.3
    RETAILERS-APPAREL
  Ross Stores, Inc. .........................................   US            132,200      5,486,300         3.2
    RETAILERS-APPAREL
  Sun International Hotels Ltd.-/- ..........................   US            114,100      5,391,225         3.1
    LEISURE & TOURISM
  The Finish Line, Inc.-/- ..................................   US            124,200      5,278,500         3.1
    RETAILERS-APPAREL
  Seattle Filmworks, Inc.-/- ................................   US            276,500      5,253,500         3.0
    CONSUMER SERVICES
  Vans, Inc.-/- .............................................   US            311,100      5,172,038         3.0
    RETAILERS-APPAREL
  Safeway, Inc.-/- ..........................................   US            109,500      4,694,813         2.7
    RETAILERS-FOOD
  Universal Outdoor Holdings, Inc.-/- .......................   US            127,400      3,742,375         2.2
    BUSINESS & PUBLIC SERVICES
  Imax Corp.-/- {\/} ........................................   CAN            96,100      3,459,600         2.0
    CONSUMER SERVICES
  Tuesday Morning Corp.-/- ..................................   US            173,600      3,363,500         1.9
    RETAILERS-OTHER
  Borders Group, Inc.-/- ....................................   US             84,600      2,664,900         1.5
    RETAILERS-OTHER
  United Auto Group, Inc.-/- ................................   US             60,000      2,062,500         1.2
    CONSUMER SERVICES
  Dominick's Supermarkets, Inc.-/- ..........................   US             80,000      1,590,000         0.9
    RETAILERS-FOOD
  Abercrombie & Fitch Co.-/- ................................   US             68,800      1,513,600         0.9
    RETAILERS-APPAREL
  Lamar Advertising Co.-/- ..................................   US             22,700        624,250         0.4
    BUSINESS & PUBLIC SERVICES
                                                                                        ------------
                                                                                          87,810,713
                                                                                        ------------
Consumer Non-Durables (35.9%)
  Philip Morris Cos., Inc. ..................................   US             66,500      6,159,563         3.5
    FOOD
  Coachmen Industries, Inc. .................................   US            212,300      5,944,400         3.3
    RECREATION
  Eagle Hardware & Garden, Inc.-/- ..........................   US            198,400      5,679,200         3.3
    HOUSEHOLD PRODUCTS

    The accompanying notes are an integral part of the financial statements.

                                       F2

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Wet Seal, Inc. "A"-/- .....................................   US            183,400   $  5,777,100         3.3
    TEXTILES & APPAREL
  Nike, Inc. "B" ............................................   US             93,600      5,510,700         3.2
    TEXTILES & APPAREL
  Gucci Group - NY Registered Shares{\/} ....................   ITLY           77,000      5,313,000         3.1
    TEXTILES & APPAREL
  Adidas AG - 144A ADR{.} -/- {\/} ..........................   GER           121,100      5,177,025         3.0
    TEXTILES & APPAREL
  Cannondale Corp.-/- .......................................   US            266,500      5,130,125         3.0
    RECREATION
  Fila Holding S.p.A. - ADR{\/} .............................   ITLY           66,200      4,766,400         2.8
    TEXTILES & APPAREL
  Harley-Davidson, Inc. .....................................   US             72,400      3,267,050         1.9
    OTHER CONSUMER GOODS
  Barco N.V. (Barco Industries) .............................   BEL            17,320      2,850,549         1.7
    OTHER CONSUMER GOODS
  K2, Inc. ..................................................   US            109,000      2,507,000         1.5
    RECREATION
  Consolidated Cigar Holdings, Inc.-/- ......................   US             75,000      2,043,750         1.2
    TOBACCO
  Noble China-/- {/\} .......................................   CHNA          341,200        954,352         0.6
    BEVERAGES - ALCOHOLIC
  Rally's Hamburgers, Inc.-/- ...............................   US            190,400        833,000         0.5
    FOOD
                                                                                        ------------
                                                                                          61,913,214
                                                                                        ------------
Multi-Industry/Miscellaneous (3.2%)
  Bulgari S.p.A. ............................................   ITLY          314,000      5,474,098         3.2
                                                                                        ------------
    MULTI-INDUSTRY
Finance (3.1%)
  Amer Group Ltd. ...........................................   FIN           231,600      5,239,010         3.0
    INVESTMENT MANAGEMENT
  Metris Cos., Inc.-/- ......................................   US              1,000         23,750         0.1
    OTHER FINANCIAL
                                                                                        ------------
                                                                                           5,262,760
                                                                                        ------------
Consumer Durables (1.2%)
  Boyds Wheels, Inc. ........................................   US            151,200      2,097,900         1.2
                                                                                        ------------
    AUTO PARTS
Technology (1.1%)
  Ingram Micro, Inc. "A"-/- .................................   US             95,000      1,710,000         1.0
    COMPUTERS & PERIPHERALS
  CyberMedia, Inc.-/- .......................................   US              5,800        129,050         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           1,839,050
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (0.8%)
  Kevco, Inc.-/- ............................................   US            115,000   $  1,380,000         0.8
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $156,514,774) ................                            165,777,735        96.3
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by $9,665,000 U.S. Treasury Bond, 7.875%
   due 11/15/07 (market value of collateral is $10,791,312,
   including accrued interest). (cost $10,575,630) ..........                             10,575,630         6.1
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $167,090,404) * .....................                            176,353,365       102.4
Other Assets and Liabilities ................................                             (4,102,558)       (2.4)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $172,250,807       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {/\}  Security is denominated in Canadian Dollars.
        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $167,206,893 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  13,635,691
                 Unrealized depreciation:            (4,489,219)
                                                  -------------
                 Net unrealized appreciation:     $   9,146,472
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Belgium (BEL/BEF) ....................    1.7                   1.7
Canada (CAN/CAD) .....................    2.0                   2.0
China (CHNA/RMB) .....................    0.6                   0.6
Finland (FIN/FIM) ....................    3.0                   3.0
Germany (GER/DEM) ....................    3.0                   3.0
Italy (ITLY/ITL) .....................    9.1                   9.1
United States (US/USD) ...............   76.9        3.7       80.6
                                        ------     -----      -----
Total  ...............................   96.3        3.7      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $172,250,807.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Regional (37.7%)
  BankAmerica Corp. .........................................   US              6,200   $    567,300         3.0
  Zagrebacka Banka - 144A GDR{.} -/- {\/} ...................   CRT            20,000        387,500         2.3
  Sovereign Bancorp, Inc. ...................................   US             31,000        364,250         2.1
  First Tennessee National Corp. ............................   US             10,000        363,750         2.1
  Anglo-Irish Bank Corp., PLC: ..............................   IRE                --             --         2.1
    Common{/\} ..............................................   --            259,000        299,203          --
    Common ..................................................   --             50,000         58,168          --
  Sparbanken Sverige AB "A" .................................   SWDN           21,000        332,648         1.9
  NationsBank Corp. .........................................   US              3,300        311,025         1.8
  Banco Commercial S.A. - 144A ADR{.} {\/} ..................   URGY           18,400        303,600         1.8
  Commerce Bancorp, Inc. ....................................   US              9,150        253,913         1.5
  Bank of Nova Scotia .......................................   CAN             7,700        242,653         1.4
  Bank of Montreal ..........................................   CAN             8,000        241,963         1.4
  Banco BHIF - ADR-/- {\/} ..................................   CHLE           13,300        239,400         1.4
  Canadian Imperial Bank of Commerce ........................   CAN             5,700        236,809         1.4
  Bank of Boston Corp. ......................................   US              3,300        211,200         1.2
  Norbanken AB-/- ...........................................   SWDN            7,700        202,894         1.2
  LLoyds TSB Group PLC ......................................   UK             31,400        199,252         1.2
  Christiania Bank Og Kreditkasse-/- ........................   NOR            66,600        182,749         1.1
  Sydbank A/S ...............................................   DEN             4,500        164,920         1.0
  Mellon Bank Corp. .........................................   US              2,500        162,813         0.9
  Mark Twain Bancshares, Inc. ...............................   US              3,500        160,563         0.9
  Zions Bancorp. ............................................   US              1,700        153,850         0.9
  Cullen/Frost Bankers, Inc. ................................   US              5,000        150,313         0.9
  PT Bank Internasional Indonesia - Foreign .................   INDO          180,658        145,485         0.8
  Jyske Bank ................................................   DEN             2,000        144,197         0.8
  Grupo Financiero Banorte "B"-/- ...........................   MEX           120,000        119,701         0.7
  Westpac Banking Corp., Ltd. ...............................   AUSL           20,000        114,077         0.7
  Allied Irish Bank PLC{/\} .................................   IRE            17,794        112,769         0.7
  Amalgamated Banks of South Africa-/- ......................   SAFR           18,000         91,747         0.5
                                                                                        ------------
                                                                                           6,518,712
                                                                                        ------------
Banks-Money Center (17.2%)
  Citicorp ..................................................   US              4,500        445,500         2.5
  Unidanmark AS "A" .........................................   DEN             9,000        415,039         2.4
  Den Danske Bank ...........................................   DEN             5,280        378,863         2.2
  HSBC Holdings PLC .........................................   HK             13,000        264,819         1.5
  Chase Manhattan Corp. .....................................   US              3,000        257,250         1.5
  Bank Hapoalim Ltd.-/- .....................................   ISRL          158,000        214,480         1.2
  Bank of New York Co., Inc. ................................   US              6,000        198,750         1.2
  Bank of Tokyo - Mitsubishi ................................   JPN             8,750        178,493         1.0
  Bangkok Bank Co., Ltd. - Foreign ..........................   THAI           14,300        152,593         0.9
  Bank of Ireland ...........................................   IRE            18,000        147,901         0.9
  Security Bank Corp.-/- ....................................   PHIL           70,000        130,716         0.8
  Thai Farmers Bank Ltd. - Foreign ..........................   THAI           14,100        107,866         0.6

    The accompanying notes are an integral part of the financial statements.

                                       F5

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Banks-Money Center (Continued)
  Commercial Bank of Korea ..................................   KOR             9,900   $     85,303         0.5
                                                                                        ------------
                                                                                           2,977,573
                                                                                        ------------
Consumer Finance (9.6%)
  First Chicago NBD Corp. ...................................   US              9,000        459,000         2.5
  Green Tree Financial Corp. ................................   US              6,600        261,525         1.5
  Promise Co., Ltd. .........................................   JPN             5,000        233,448         1.4
  Dean Witter, Discover & Co. ...............................   US              3,600        211,950         1.2
  Nichiei Co., Ltd. .........................................   JPN             3,000        199,947         1.2
  Acom Co., Ltd. ............................................   JPN             4,000        153,697         0.9
  First Financial Caribbean Corp. ...........................   US              5,100        131,325         0.8
  Metris Cos., Inc.-/- ......................................   US                500         11,875         0.1
                                                                                        ------------
                                                                                           1,662,767
                                                                                        ------------
Securities Broker (7.0%)
  Peregrine Investment Holdings Ltd. ........................   HK            245,000        394,512         2.3
  Hambrecht & Quist Group-/- ................................   US              8,500        168,938         1.0
  Nomura Securities Co., Ltd. ...............................   JPN            10,000        165,304         1.0
  Daiwa Securities Co., Ltd. ................................   JPN            14,000        151,411         0.9
  Nikko Securities Co., Ltd. ................................   JPN            15,000        143,762         0.8
  Yamaichi Securities Co., Ltd. .............................   JPN            22,000        122,641         0.7
  Dongwon Securities Co. ....................................   KOR             3,500         54,794         0.3
                                                                                        ------------
                                                                                           1,201,362
                                                                                        ------------
Other Financial (6.3%)
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN             7,200        376,200         2.1
  Shohkoh Fund ..............................................   JPN             1,200        252,176         1.5
  Investors Financial Services Corp. ........................   US              7,000        181,125         1.1
  Transaction Network Service-/- ............................   US             11,050        150,556         0.9
  JACCS Co., Ltd. ...........................................   JPN            16,000        127,178         0.7
                                                                                        ------------
                                                                                           1,087,235
                                                                                        ------------
Investment Management (5.8%)
  Invesco PLC: ..............................................   UK                 --             --         2.5
    ADR{\/} .................................................   --              9,000        336,375          --
    Common ..................................................   --             23,300         88,143          --
  Alliance Capital Management L.P. ..........................   US             14,200        395,825         2.3
  Franklin Resources, Inc. ..................................   US              2,500        176,250         1.0
                                                                                        ------------
                                                                                             996,593
                                                                                        ------------
Real Estate (2.4%)
  Alexander Haagen Properties, Inc. .........................   US             15,400        227,150         1.4
  Beacon Properties Corp. ...................................   US              5,500        161,563         0.9
  Tornet Fastighets AB-/- ...................................   SWDN            1,700         21,621         0.1
                                                                                        ------------
                                                                                             410,334
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F6

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Insurance - Multi-Line (2.2%)
  Corporacion Mapfre ........................................   SPN             4,000   $    197,601         1.1
  Axa Group .................................................   FR              2,940        183,689         1.1
                                                                                        ------------
                                                                                             381,290
                                                                                        ------------
Telecom - Other (1.5%)
  Gilat Satellite Networks Ltd.-/- {\/} .....................   ISRL            9,000        175,500         1.0
  Olivetti Group-/- .........................................   ITLY          303,000         87,956         0.5
                                                                                        ------------
                                                                                             263,456
                                                                                        ------------
Cable Television (1.0%)
  Matav-Cable Systems Media Ltd. - ADR-/- {\/} ..............   ISRL           11,000        166,375         1.0
                                                                                        ------------
Conglomerate (0.5%)
  First National Bank Holdings Ltd.-/- ......................   SAFR           14,000         76,882         0.5
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $14,352,751) .................                             15,742,579        91.2
                                                                                        ------------       -----

                                                                            NO. OF                       % OF NET
RIGHTS                                                         COUNTRY      RIGHTS                        ASSETS
-------------------------------------------------------------  --------   -----------                  -------------
  Security Bank Corp. Rights, expire 12/19/96 (cost
   $28,521)-/- ..............................................   PHIL           28,000         25,610         0.2
                                                                                        ------------       -----
    BANKS-MONEY CENTER

                                                                            NO. OF                       % OF NET
WARRANTS                                                       COUNTRY     WARRANTS                       ASSETS
-------------------------------------------------------------  --------   -----------                  -------------
  Peregrine Investment Holdings Ltd. Warrants, expire 5/15/98
   (cost $0)-/- .............................................   HK             24,500          4,595          --
                                                                                        ------------       -----
    SECURITIES BROKER

                                                                                                         % OF NET
REPURCHASE AGREEMENT                                                                                      ASSETS
-------------------------------------------------------------                                          -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by $510,000 U.S. Treasury Bonds, 7.125% due
   2/15/23 (market value of collateral is $538,660, including
   accrued interest). (cost $523,081) .......................                                523,081         3.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $14,904,353) * ......................                             16,295,865        94.4
Other Assets and Liabilities ................................                                963,793         5.6
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 17,259,658       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {/\}  Security denominated in Great Britain Pounds.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $15,004,209 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   1,748,260
                 Unrealized depreciation:              (456,604)
                                                  -------------
                 Net unrealized appreciation:     $   1,291,656
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F7

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                                PERCENTAGE OF NET ASSETS {D}
                                        --------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   ------
Australia (AUSL/AUD) .................    0.7                                    0.7
Canada (CAN/CAD) .....................    4.2                                    4.2
Chile (CHLE/CLP) .....................    1.4                                    1.4
Croatia (CRT/HRK) ....................    2.3                                    2.3
Denmark (DEN/DKK) ....................    6.4                                    6.4
France (FR/FRF) ......................    1.1                                    1.1
Hong Kong (HK/HKD) ...................    3.8                                    3.8
Indonesia (INDO/IDR) .................    0.8                                    0.8
Ireland (IRE/IEP) ....................    3.7                                    3.7
Israel (ISRL/ILS) ....................    3.2                                    3.2
Italy (ITLY/ITL) .....................    0.5                                    0.5
Japan (JPN/JPY) ......................   10.1                                   10.1
Korea (KOR/KRW) ......................    0.8                                    0.8
Mexico (MEX/MXN) .....................    0.7                                    0.7
Norway (NOR/NOK) .....................    1.1                                    1.1
Panama (PAN/PND) .....................    2.1                                    2.1
Philippines (PHIL/PHP) ...............    0.8         0.2                        1.0
South Africa (SAFR/ZAR) ..............    1.0                                    1.0
Spain (SPN/ESP) ......................    1.1                                    1.1
Sweden (SWDN/SEK) ....................    3.2                                    3.2
Thailand (THAI/THB) ..................    1.5                                    1.5
United Kingdom (UK/GBP) ..............    3.7                                    3.7
United States (US/USD) ...............   35.2                        8.6        43.8
Uruguay (URGY/UYP) ...................    1.8                                    1.8
                                        ------      -----          -----      ------
Total  ...............................   91.2         0.2            8.6       100.0
                                        ------      -----          -----      ------
                                        ------      -----          -----      ------

--------------

{d}  Percentages indicated are based on net assets of $17,259,658.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                           GT GLOBAL HEALTH CARE FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Biotechnology (30.7%)
  Amgen, Inc.-/- ............................................   US            503,700   $ 30,883,100         5.0
  Protein Design Labs, Inc.{::} -/- .........................   US          1,191,400     28,295,750         4.9
  Biogen, Inc.-/- ...........................................   US            345,100     25,709,950         4.5
  Biochem Pharma, Inc.{\/} -/- ..............................   CAN           531,800     22,667,975         3.9
  Agouron Pharmaceuticals, Inc.-/- ..........................   US            339,300     19,424,925         3.4
  Genetics Institute, Inc.-/- ...............................   US            278,500     18,241,750         3.2
  Centocor, Inc.-/- .........................................   US            446,200     13,107,125         2.3
  SangStat Medical Corp.-/- .................................   US            210,000      5,512,500         1.0
  Guilford Pharmaceuticals, Inc.-/- .........................   US            133,100      3,826,625         0.7
  COR Therapeutics, Inc.-/- .................................   US            302,300      2,720,700         0.5
  Myriad Genetics, Inc.-/- ..................................   US             91,600      2,267,100         0.4
  Lumisys, Inc.-/- ..........................................   US            132,000      1,270,500         0.2
  Alpha-Beta Technology, Inc.-/- ............................   US            100,000      1,037,500         0.2
  Genelabs Technologies, Inc.-/- ............................   US            206,800        840,125         0.2
  Genzyme Transgenics Corp. .................................   US             54,600        348,075         0.1
  Somatix Therapy Corp.-/- ..................................   US            100,000        331,250         0.1
  Targeted Genetics Corp.-/- ................................   US             60,000        262,500         0.1
  NABI, Inc.-/- .............................................   US             26,000        240,500          --
  Enzon, Inc. Preferred-/- ..................................   US             16,000         90,800          --
                                                                                        ------------
                                                                                         177,078,750
                                                                                        ------------
Pharmaceuticals (25.4%)
  Astra AB "B" Free .........................................   SWDN          572,000     26,136,623         4.5
  Pfizer, Inc. ..............................................   US            210,000     17,377,500         3.0
  TheraTech, Inc.{::} -/- ...................................   US          1,467,000     16,228,688         2.8
  Merck & Co., Inc. .........................................   US            180,000     13,342,500         2.3
  Sandoz AG - Registered ....................................   SWTZ           10,000     11,575,028         2.0
  Ciba-Geigy AG - Registered-/- .............................   SWTZ            8,500     10,485,264         1.8
  Watson Pharmaceuticals, Inc.-/- ...........................   US            280,700      9,368,363         1.6
  Zeneca Group PLC ..........................................   UK            322,600      8,786,730         1.5
  R.P. Scherer Corp.-/- .....................................   US            182,000      8,440,250         1.5
  Altana AG .................................................   GER             9,520      7,611,471         1.3
  Spiros Development Corp.(.) -/- ...........................   US            100,000      5,700,723         1.0
  Sonus Pharmaceuticals, Inc.-/- ............................   US            134,500      3,076,688         0.5
  Pliva D.D. - Reg. S GDR-/- {c} {\/} .......................   CRT            44,700      2,201,475         0.4
  SEQUUS Pharmaceuticals, Inc. ..............................   US            127,600      1,794,375         0.3
  Catalytica, Inc.-/- .......................................   US            398,600      1,544,575         0.3
  Penederm, Inc.-/- .........................................   US            137,500      1,203,125         0.2
  Therapeutic Discovery Corp. "A" ...........................   US            100,000      1,037,500         0.2
  Anesta Corp.-/- ...........................................   US             22,500        309,375         0.1
  Interneuron Pharmaceuticals ...............................   US             10,000        247,500         0.1
                                                                                        ------------
                                                                                         146,467,753
                                                                                        ------------
Medical Technology & Supplies (22.3%)
  Visx, Inc.{::} -/- ........................................   US            939,400     23,719,850         4.1
  Circon Corp.{::} -/- ......................................   US            875,400     14,444,100         2.5

    The accompanying notes are an integral part of the financial statements.

                                       F9

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (Continued)
  Sunrise Medical, Inc.-/- ..................................   US            783,700   $ 11,657,538         2.0
  Baxter International, Inc. ................................   US            270,000     11,238,750         2.0
  Conmed Corp. ..............................................   US            625,000     10,781,250         1.9
  Vital Signs, Inc.-/- ......................................   US            335,400      7,127,250         1.2
  AVECOR Cardiovascular, Inc.{::} ...........................   US            550,800      6,747,300         1.2
  Mentor Corp.-/- ...........................................   US            288,100      6,374,213         1.1
  Advanced Technology Laboratories, Inc.-/- .................   US            193,700      5,907,850         1.0
  Neoprobe Corp.-/- .........................................   US            357,200      5,134,750         0.9
  Angeion Corp.-/- ..........................................   US            650,000      2,762,500         0.5
  Utah Medical Products, Inc.-/- ............................   US            202,800      2,585,700         0.5
  TECNOL Medical Products, Inc.-/- ..........................   US            200,000      2,550,000         0.4
  Life Medical Sciences, Inc.{::} -/- .......................   US            450,000      2,418,750         0.4
  INAMED Corp.-/- ...........................................   US            256,900      2,312,100         0.4
  Research Medical, Inc.-/- .................................   US            114,700      2,222,313         0.4
  Lifecore Biomedical, Inc.-/- ..............................   US            113,900      1,922,063         0.3
  General Surgical Innovations, Inc.-/- .....................   US            250,900      1,819,025         0.3
  NeoPath, Inc.-/- ..........................................   US             75,000      1,223,438         0.2
  Eclipse Surgical Technologies, Inc.-/- ....................   US            116,500      1,121,313         0.2
  Becton, Dickinson & Co. ...................................   US             22,800        991,800         0.2
  Conceptus, Inc.-/- ........................................   US             75,000        900,000         0.2
  KeraVision, Inc.-/- .......................................   US             47,500        736,250         0.1
  Endovascular Technologies, Inc.-/- ........................   US             60,000        630,000         0.1
  Pharmacopeia, Inc.-/- .....................................   US             17,500        332,500         0.1
  Endosonics Corp.-/- .......................................   US             25,000        315,625         0.1
  Versa Technologies, Inc. ..................................   US             11,200        154,000          --
  Innerdyne, Inc.-/- ........................................   US             40,000        122,500          --
  Calypte Biomedical Corp.-/- ...............................   US             19,000         97,375          --
  Optical Sensors, Inc.-/- ..................................   US             10,000         87,500          --
  Molecular Dynamics, Inc.-/- ...............................   US             10,000         75,000          --
  Quidel Corp.-/- ...........................................   US             10,000         36,875          --
                                                                                        ------------
                                                                                         128,549,478
                                                                                        ------------
Health Care Services (8.2%)
  Quorum Health Group, Inc.-/- ..............................   US            360,000      9,720,000         1.7
  Health Management Associates, Inc. "A"-/- .................   US            350,000      7,700,000         1.3
  Tenet Healthcare Corp.-/- .................................   US            315,300      6,581,888         1.1
  Parkway Holdings Ltd. .....................................   SING        1,670,000      6,225,591         1.1
  Cohr, Inc.-/- .............................................   US            206,300      5,054,350         0.9
  AmeriSource Health Corp. "A"-/- ...........................   US            101,500      4,301,063         0.8
  Pacificare Health Systems, Inc. "A"-/- ....................   US             55,200      3,712,200         0.6
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX           135,100      2,550,013         0.4
  Allegiance Corp.-/- .......................................   US             54,000      1,012,500         0.2
  Unison Healthcare Corp.-/- ................................   US             50,000        412,500         0.1
                                                                                        ------------
                                                                                          47,270,105
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $437,287,782) ................                            499,366,086        86.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F10

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  ATS Medical Inc. Warrants, expire 3/2/97-/- ...............   US            125,000   $     50,781          --
    MEDICAL TECHNOLOGY & SUPPLIES
  ALZA Corp. Warrants, expire 12/31/96-/- ...................   US            100,000         12,500          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $0) ....................................                                 63,281          --
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by 63,055,000 U.S. Treasury Bonds, 7.125%
   due 2/15/23 (market value of collateral is $66,598,433,
   including accrued interest). (cost $65,289,064) ..........                             65,289,064        11.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $502,576,846) * .....................                            564,718,431        97.9
Other Assets and Liabilities ................................                             11,915,807         2.1
                                                                                        ------------       -----

NET ASSETS ..................................................                           $576,634,238       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {::}  See Note 6 of Notes to Financial Statements.
       {\/}  U.S. currency denominated.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        (.)  Restricted securities. At October 31, 1996, the Fund owned the following restricted security constituting 1.0% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the restricted security is as follows:

                                                                                             VALUE
                                                       ACQUISITION           ACQUISITION   PER SHARE
             DESCRIPTION                                  DATE      SHARES      COST       (NOTE 1)
             ----------------------------------------  -----------  -------  -----------   ---------
             Spiros Development Corp.................    1/3/96     100,000  $ 3,000,000    $57.01

          * For Federal income tax purposes, cost is $503,725,361 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  68,928,144
                 Unrealized depreciation:            (7,935,074)
                                                  -------------
                 Net unrealized appreciation:     $  60,993,070
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F11

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                        PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------
                                                   SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)     EQUITY    & OTHER    TOTAL
--------------------------------------  --------   -------   --------
Canada (CAN/CAD) .....................     3.9                    3.9
Croatia (CRT/HRK) ....................     0.4                    0.4
Germany (GER/DEM) ....................     1.3                    1.3
Mexico (MEX/MXN) .....................     0.4                    0.4
Singapore (SING/SGD) .................     1.1                    1.1
Sweden (SWDN/SEK) ....................     4.5                    4.5
Switzerland (SWTZ/CHF) ...............     3.8                    3.8
United Kingdom (UK/GBP) ..............     1.5                    1.5
United States (US/USD) ...............    69.7      13.4         83.1
                                        --------   -------   --------
Total  ...............................    86.6      13.4        100.0
                                        --------   -------   --------
                                        --------   -------   --------

--------------

{d}  Percentages indicated are based on net assets of $576,634,238.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                             MARKET
                                             VALUE
                                             (U.S.       CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                          DOLLARS)       PRICE       DATE     APPRECIATION
----------------------------------------  ------------  -----------  --------  --------------
Swiss Francs............................   11,944,396       1.23274  12/19/96    $ 223,620
Swiss Francs............................    4,777,759       1.23335  12/19/96       87,040
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $17,032,815)..................   16,722,155                              310,660
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 2.90%.
  Total Open Forward Foreign Currency Contracts..............................    $ 310,660
                                                                               --------------
                                                                               --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (30.8%)
  Edison S.p.A. .............................................   ITLY          450,000   $  2,682,589         2.9
    ELECTRICAL & GAS UTILITIES
  Compania Boliviana de Energia Electrica{\/} ...............   BOL            62,300      2,632,175         2.9
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (Cemig) - ADR{\/} ....   BRZL           81,174      2,536,688         2.8
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. .....................   US             90,000      2,531,250         2.7
    ELECTRICAL & GAS UTILITIES
  IES Industries, Inc. ......................................   US             81,000      2,490,750         2.7
    ELECTRICAL & GAS UTILITIES
  Empresa Nacional de Electridad S.A. - ADR{\/} .............   SPN            40,000      2,460,000         2.7
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ...............   ASTRI          16,800      2,279,651         2.5
    ELECTRICAL & GAS UTILITIES
  Hub Power Co.-/- ..........................................   PAK         2,400,000      2,053,897         2.2
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. .................................................   IND                --             --         2.1
    ELECTRICAL & GAS UTILITIES
    GDR-/- {\/} .............................................   --             80,600      1,491,100          --
    Reg. S GDR-/- {\/} ......................................   --             24,400        451,400          --
  Capex S.A. ................................................   ARG           260,000      1,885,377         2.0
    ELECTRICAL & GAS UTILITIES
  Korea Electric Power Corp.: ...............................   KOR                --             --         1.7
    ELECTRICAL & GAS UTILITIES
    Common ..................................................   --             31,000        914,199          --
    ADR{\/} .................................................   --             38,000        684,000          --
  MetroGas S.A. - ADR{\/} ...................................   ARG           100,000        925,000         1.0
    ELECTRICAL & GAS UTILITIES
  AES China Generating Co., Ltd. "A"-/- .....................   US             54,100        723,588         0.8
    ELECTRICAL & GAS UTILITIES
  Hafslund ASA "A" ..........................................   NOR            80,800        633,467         0.7
    ELECTRICAL & GAS UTILITIES
  Edelnor S.A. "B" ..........................................   PERU          490,200        532,000         0.6
    ELECTRICAL & GAS UTILITIES
  Metzler Group, Inc.-/- ....................................   US             21,400        498,888         0.5
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          28,406,019
                                                                                        ------------
Services (27.2%)
  Mannesmann AG .............................................   GER             7,500      2,913,969         3.2
    WIRELESS COMMUNICATIONS
  Tranz Rail Holdings Ltd. - ADR-/- {\/} ....................   NZ            147,200      2,410,400         2.6
    TRANSPORTATION - ROAD & RAIL
  DDI Corp. .................................................   JPN               295      2,217,753         2.4
    WIRELESS COMMUNICATIONS
  Telefonica de Espana - ADR{\/} ............................   SPN            34,000      2,048,500         2.2
    TELEPHONE NETWORKS
  SPT Telecom-/- ............................................   CZCH           19,000      2,034,175         2.2
    TELEPHONE NETWORKS
  Hellenic Telecommunications - 144A{.} .....................   GREC          110,000      1,944,713         2.1
    TELEPHONE NETWORKS

    The accompanying notes are an integral part of the financial statements.

                                      F13

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Philippine Long Distance Telephone Co. - ADR{\/} ..........   PHIL           30,000   $  1,796,250         1.9
    TELEPHONE NETWORKS
  ABC Rail Products Corp.-/- ................................   US            115,100      1,740,888         1.9
    TRANSPORTATION - ROAD & RAIL
  Canadian National Railway Co.{\/} .........................   CAN            60,900      1,674,750         1.8
    TRANSPORTATION - ROAD & RAIL
  Paging Network, Inc.-/- ...................................   US             97,000      1,661,125         1.8
    WIRELESS COMMUNICATIONS
  PT Indonesia Satellite (Indosat) - ADR{\/} ................   INDO           40,000      1,205,000         1.3
    TELEPHONE - LONG DISTANCE
  Portugal Telecom S.A. - ADR{\/} ...........................   PORT           43,000      1,112,625         1.2
    TELEPHONE - REGIONAL/LOCAL
  CPT Telefonica Del Peru, S.A. - ADR{\/} ...................   PERU           40,900        843,563         0.9
    TELEPHONE NETWORKS
  Centennial Cellular Corp. "A"-/- ..........................   US             50,000        643,750         0.7
    WIRELESS COMMUNICATIONS
  Pakistan Telecommunications Co., Ltd.: ....................   PAK                --             --         0.7
    TELEPHONE NETWORKS
    GDR-/- {\/} .............................................   --              4,892        366,900          --
    New Voucher-/- ..........................................   --              2,800        226,348          --
  Korea Mobile Telecom ......................................   KOR               290        298,535         0.3
    WIRELESS COMMUNICATIONS
                                                                                        ------------
                                                                                          25,139,244
                                                                                        ------------
Materials/Basic Industry (17.2%)
  La Cementos Nacional, C.A. 144A - GDR{.} -/- {\/} .........   ECDR           15,060      3,027,060         3.3
    CEMENT
  Giant Cement Holding, Inc.-/- .............................   US            179,800      2,697,000         2.9
    CEMENT
  RMI Titanium Co.-/- .......................................   US            106,600      2,571,725         2.8
    METALS - NON-FERROUS
  Northwest Pipe Co.-/- .....................................   US            127,500      2,199,375         2.4
    METALS - STEEL
  PT Bakrie and Brothers ....................................   INDO        1,170,000      1,733,668         1.9
    BUILDING MATERIALS & COMPONENTS
  Hylsamex, S.A. de C.V. 144A - ADR{.} {\/} .................   MEX            75,000      1,612,500         1.7
    METALS - STEEL
  Cimpor-Cimentos de Portugal S.A. ..........................   PORT           45,900        965,100         1.0
    CEMENT
  Siam Cement Co., Ltd. - Foreign ...........................   THAI           28,000        957,866         1.0
    CEMENT
  HI Cement Corp.-/- ........................................   PHIL          439,000        135,514         0.2
    CEMENT
                                                                                        ------------
                                                                                          15,899,808
                                                                                        ------------
Capital Goods (12.9%)
  Tadiran Telecommunications Ltd.-/- {\/} ...................   ISRL          130,000      2,990,000         3.2
    TELECOM EQUIPMENT
  ABB AB "B" ................................................   SWDN           22,000      2,456,172         2.7
    ELECTRICAL PLANT/EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                                      F14

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (Continued)
  United Engineers Ltd. .....................................   MAL           270,000   $  2,137,767         2.3
    CONSTRUCTION
  Caterpillar, Inc. .........................................   US             30,000      2,058,750         2.2
    MACHINERY & ENGINEERING
  KCI Konecranes International-/- ...........................   FIN            42,660      1,148,596         1.3
    MACHINERY & ENGINEERING
  C & P Homes, Inc. .........................................   PHIL        1,497,300        684,739         0.7
    CONSTRUCTION
  Cheung Kong Infrastructure ................................   HK            264,000        491,690         0.5
    CONSTRUCTION
                                                                                        ------------
                                                                                          11,967,714
                                                                                        ------------
Technology (2.7%)
  DSP Communications, Inc. ..................................   US             65,900      2,504,200         2.7
                                                                                        ------------
    TELECOM TECHNOLOGY
Multi-Industry/Miscellaneous (1.6%)
  E.R.G. Ltd. ...............................................   AUSL        1,503,378      1,476,819         1.6
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $75,266,645) .................                             85,393,804        92.4
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%
   collateralized by $5,685,000 U.S. Treasury Bond, 7.875%
   due 11/15/07 (market value of collateral is $6,347,502,
   including accrued interest). (cost $6,217,958) ...........                              6,217,958         6.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $81,484,603) * ......................                             91,611,762        99.1
Other Assets and Liabilities ................................                                806,829         0.9
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 92,418,591       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $81,484,603 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  15,411,502
                 Unrealized depreciation:            (5,284,343)
                                                  -------------
                 Net unrealized appreciation:     $  10,127,159
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F15

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Argentina (ARG/ARS) ..................    3.0                           3.0
Australia (AUSL/AUD) .................    1.6                           1.6
Austria (ASTRI/ATS) ..................    2.5                           2.5
Bolivia (BOL/BOL) ....................    2.9                           2.9
Brazil (BRZL/BRL) ....................    2.8                           2.8
Canada (CAN/CAD) .....................    1.8                           1.8
Czech Republic (CZCH/CSK) ............    2.2                           2.2
Ecuador (ECDR/ECS) ...................    3.3                           3.3
Finland (FIN/FIM) ....................    1.3                           1.3
Germany (GER/DEM) ....................    3.2                           3.2
Greece (GREC/GRD) ....................    2.1                           2.1
Hong Kong (HK/HKD) ...................    0.5                           0.5
India (IND/INR) ......................    2.1                           2.1
Indonesia (INDO/IDR) .................    3.2                           3.2
Israel (ISRL/ILS) ....................    3.2                           3.2
Italy (ITLY/ITL) .....................    2.9                           2.9
Japan (JPN/JPY) ......................    2.4                           2.4
Korea (KOR/KRW) ......................    2.0                           2.0
Malaysia (MAL/MYR) ...................    2.3                           2.3
Mexico (MEX/MXN) .....................    1.7                           1.7
New Zealand (NZ/NZD) .................    2.6                           2.6
Norway (NOR/NOK) .....................    0.7                           0.7
Pakistan (PAK/PKR) ...................    2.9                           2.9
Peru (PERU/PES) ......................    1.5                           1.5
Philippines (PHIL/PHP) ...............    2.8                           2.8
Portugal (PORT/PTE) ..................    2.2                           2.2
Spain (SPN/ESP) ......................    4.9                           4.9
Sweden (SWDN/SEK) ....................    2.7                           2.7
Thailand (THAI/THB) ..................    1.0                           1.0
United States (US/USD) ...............   24.1         7.6              31.7
                                        ------      -----        ----------
Total  ...............................   92.4         7.6             100.0
                                        ------      -----        ----------
                                        ------      -----        ----------

--------------

{d}  Percentages indicated are based on net assets of $92,418,591.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                           MARKET VALUE    CONTRACT   DELIVERY   UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)     PRICE      DATE    APPRECIATION
----------------------------------------  --------------   ---------  --------  ------------
Deutsche Marks..........................    1,720,879        1.46900  11/29/96    $49,033
Japanese Yen............................      339,752      106.30000  11/12/96     23,748
Japanese Yen............................      291,769      110.00000  01/07/97      6,958
                                          --------------                        ------------
  Total Contracts to Sell (Receivable
   amount $2,432,139)...................    2,352,400                              79,739
                                          --------------                        ------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 2.55%.
  Total Open Forward Foreign Currency
   Contracts............................                                          $79,739
                                                                                ------------
                                                                                ------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F16

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (26.8%)
  Veritas DGC, Inc. .........................................   US                 --             --         5.6
    Common-/- ...............................................   --            158,200   $  3,243,100          --
    Common-/- {/\} ..........................................   --            157,200      3,048,557          --
  Rowan Cos., Inc.-/- .......................................   US            165,900      3,712,013         3.3
  Energy Ventures, Inc.-/- ..................................   US             81,300      3,577,200         3.2
  Western Atlas, Inc.-/- ....................................   US             49,900      3,461,813         3.1
  Global Marine, Inc.-/- ....................................   US            179,900      3,305,663         3.0
  Seacor Holdings, Inc.-/- ..................................   US             59,100      3,191,400         2.8
  Input/Output, Inc.-/- .....................................   US             84,700      2,519,825         2.3
  Tuboscope Vetco International Corp.-/- ....................   US            119,100      1,816,275         1.6
  Reading & Bates Corp.-/- ..................................   US             43,000      1,236,250         1.1
  Weatherford Enterra, Inc.-/- ..............................   US             32,300        936,700         0.8
                                                                                        ------------
                                                                                          30,048,796
                                                                                        ------------
Oil (25.8%)
  Ente Nazionale Idrocarburi (ENI) S.p.A. - ADR{\/} .........   ITLY          147,700      7,015,750         6.3
  Benton Oil & Gas Co.-/- ...................................   US            149,800      3,670,100         3.3
  Abacan Resource Corp.-/- ..................................   CAN           475,900      3,602,883         3.2
  Cooper Cameron Corp.-/- ...................................   US             53,200      3,398,150         3.0
  Rutherford-Moran Oil Corp.-/- .............................   US             91,600      2,725,100         2.4
  BJ Services Co.-/- ........................................   US             47,000      2,109,125         1.9
  Petroleum Securities Australia Ltd. .......................   AUSL               --             --         1.5
    Common-/- ...............................................   --            248,137      1,014,329          --
    ADR-/- {\/} .............................................   --             32,000        652,000          --
  Basic Petroleum International Ltd.-/- .....................   US             52,800      1,610,400         1.4
  Canadian 88 Energy Corp.-/- ...............................   CAN           346,200      1,471,873         1.3
  HarCor Energy, Inc.-/- ....................................   US            239,900      1,229,488         1.1
  Petroleo Brasileiro S.A. (Petrobras) Preferred-/- .........   BRZL        3,750,000        485,496         0.4
                                                                                        ------------
                                                                                          28,984,694
                                                                                        ------------
Gold (12.4%)
  Bre-X Minerals Ltd.-/- ....................................   CAN           191,700      3,202,864         2.9
  Greenstone Resources Ltd.-/- ..............................   CAN           219,400      2,781,980         2.5
  Meridian Gold, Inc.-/- ....................................   CAN           564,000      2,439,919         2.2
  Getchell Gold Corp.-/- ....................................   US             45,800      2,038,100         1.8
  Oryx Gold Holdings Ltd.-/- ................................   SAFR          824,300      1,300,879         1.2
  Asquith Resources, Inc.-/- ................................   CAN           487,400        908,854         0.8
  HJ Joel Mining Co., Ltd.-/- ...............................   SAFR          549,900        603,964         0.5
  Arian Resources Corp.-/-{\/} ..............................   CAN           200,000        290,000         0.3
  Arizona Star Resource Corp.-/- ............................   CAN            16,200         97,270         0.1
  Bema Gold Corp.-/- ........................................   CAN            10,900         65,447         0.1
  Bro-X Minerals Ltd.-/- ....................................   CAN            19,070         55,473          --
                                                                                        ------------
                                                                                          13,784,750
                                                                                        ------------
Gas Production & Distribution (11.8%)
  Atwood Oceanics, Inc.-/- ..................................   US             63,000      3,496,500         3.1
  Triton Energy Ltd.-/- .....................................   US             71,400      3,186,225         2.9

    The accompanying notes are an integral part of the financial statements.

                                      F17

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Gas Production & Distribution (Continued)
  Chesapeake Energy Corp.-/- ................................   US             54,600   $  3,180,450         2.8
  Enterprise Oil PLC ........................................   UK            247,700      2,242,842         2.0
  Falcon Drilling Co., Inc.-/- ..............................   US             33,000      1,167,375         1.0
                                                                                        ------------
                                                                                          13,273,392
                                                                                        ------------
Chemicals (4.7%)
  Monsanto Co. ..............................................   US             77,300      3,063,013         2.7
  Cytec Industries, Inc.-/- .................................   US             61,800      2,209,350         2.0
                                                                                        ------------
                                                                                           5,272,363
                                                                                        ------------
Metals - Steel (4.7%)
  UCAR International, Inc.-/- ...............................   US             70,900      2,773,963         2.5
  SGL Carbon AG .............................................   GER            22,100      2,489,791         2.2
                                                                                        ------------
                                                                                           5,263,754
                                                                                        ------------
Metals - Non-Ferrous (2.5%)
  PT Tambang Timah: .........................................   INDO               --             --         1.6
    144A GDR{.} {\/} ........................................   --             97,200      1,484,730          --
    Reg. S GDR{c} {\/} ......................................   --             20,000        305,500          --
  International Curator Resources Ltd.-/- ...................   CAN           100,000        950,996         0.9
                                                                                        ------------
                                                                                           2,741,226
                                                                                        ------------
Energy Sources (1.9%)
  Transocean Offshore, Inc.-/- ..............................   US             33,300      2,106,225         1.9
                                                                                        ------------
Misc. Materials & Commodities (1.6%)
  Aber Resources Ltd.-/- ....................................   CAN            88,200      1,374,938         1.2
  Yamana Resources, Inc.-/-{\/} .............................   US            162,400        442,127         0.4
                                                                                        ------------
                                                                                           1,817,065
                                                                                        ------------
Transportation - Shipping (1.1%)
  Trico Marine Services, Inc.-/- ............................   US             36,200      1,276,050         1.1
                                                                                        ------------
Miscellaneous (1.1%)
  Orogen Minerals Ltd. - 144A ADR{.} -/- {\/} ...............   AUSL           82,000      1,230,000         1.1
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $90,052,470) .................                            105,798,315        94.4
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Yamana Resources, Inc. Warrants, expire 12/31/98-/- .......   US             81,200         85,393         0.1
    MISC. MATERIALS & COMMODITIES
  Arian Resources Corp. Warrants, expire 3/29/97-/- {\/} ....   CAN           100,000             --          --
    GOLD
                                                                                        ------------       -----

TOTAL WARRANTS (cost $65,108) ...............................                                 85,393         0.1
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F18

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust Co., due November 1, 1996, for an effective yield of 5.55%,
   collateralized by $5,390,000 U.S. Treasury Bonds, 7.125%
   due 2/15/23 (market value of collateral is $5,692,896,
   including accrued interest). (cost $5,576,860) ...........                           $  5,576,860         5.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $95,694,438) * ......................                            111,460,568        99.5
Other Assets and Liabilities ................................                                518,655         0.5
                                                                                        ------------       -----

NET ASSETS ..................................................                           $111,979,223       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {/\}  Security is denominated in Canadian Dollars.
        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $96,324,663 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  16,474,023
                 Unrealized depreciation:            (1,338,118)
                                                  -------------
                 Net unrealized appreciation:     $  15,135,905
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY(COUNTRY CODE/CURRENCY CODE)     EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    2.6                                   2.6
Brazil (BRZL/BRL) ....................    0.4                                   0.4
Canada (CAN/CAD) .....................   15.5                                  15.5
Germany (GER/DEM) ....................    2.2                                   2.2
Indonesia (INDO/IDR) .................    1.6                                   1.6
Italy (ITLY/ITL) .....................    6.3                                   6.3
South Africa (SAFR/ZAR) ..............    1.7                                   1.7
United Kingdom (UK/GBP) ..............    2.0                                   2.0
United States (US/USD) ...............   62.1         0.1            5.5       67.7
                                        ------      -----          -----      -----
Total  ...............................   94.4         0.1            5.5      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $111,979,223.

    The accompanying notes are an integral part of the financial statements.

                                      F19

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                             MARKET
                                             VALUE
                                             (U.S.       CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                          DOLLARS)       PRICE       DATE     APPRECIATION
----------------------------------------  ------------  -----------  --------  --------------
Deutsche Marks..........................      529,501       1.46900  11/29/96    $  15,087
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $544,588).....................      529,501                               15,087
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 0.47%.
  Total Open Forward Foreign Currency
   Contracts............................                                         $  15,087
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                       GT GLOBAL TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Equipment (25.4%)
  L.M. Ericsson Telephone Co.: ............................   SWDN               --               --         4.0
    ADR ...................................................   --          2,327,300   $   64,291,657          --
    "B" Free ..............................................   --            871,200       23,619,465          --
  Newbridge Networks Corp.-/- {\/} ........................   CAN         2,664,800       84,274,300         3.8
  Nokia AB "A" ............................................   FIN         1,524,160       70,469,527         3.2
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,879,500       57,590,000         2.6
  Andrew Corp.-/- .........................................   US            647,350       31,558,313         1.4
  ICG Communications, Inc.-/- .............................   US          1,254,600       23,523,750         1.1
  ANTEC Corp.{::} -/- .....................................   US          2,162,300       23,109,581         1.0
  Mitel Corp.-/- {\/} .....................................   CAN         2,798,100       18,887,175         0.9
  Geotek Communications, Inc.-/- ..........................   US          2,471,100       18,224,363         0.8
  EchoStar Communications Corp. "A"-/- ....................   US            609,200       17,971,400         0.8
  DSC Communications Corp.-/- .............................   US          1,220,100       16,928,888         0.8
  Tekelec{::} -/- .........................................   US          1,084,100       15,990,475         0.7
  General Instrument Corp.-/- .............................   US            750,000       15,093,750         0.7
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          435,600       11,434,500         0.5
  Octel Communications Corp.-/- ...........................   US            704,600       11,185,525         0.5
  Champion Technology Holding Ltd. ........................   HK         73,439,163        9,688,419         0.4
  Gandalf Technologies, Inc.{::} -/- {\/} .................   CAN         2,800,000        9,625,000         0.4
  BroadBand Technologies, Inc.-/- .........................   US            492,300        8,799,863         0.4
  Spectrian Corp.{::} -/- .................................   US            792,500        7,925,000         0.4
  Scientific-Atlanta, Inc. ................................   US            537,700        7,796,650         0.4
  Allen Group, Inc.-/- ....................................   US            300,000        4,762,500         0.2
  Motorola, Inc. ..........................................   US            100,000        4,600,000         0.2
  Netas Telekomunik .......................................   TRKY       17,820,000        4,306,361         0.2
                                                                                      --------------
                                                                                         561,656,462
                                                                                      --------------
Wireless Communications (20.7%)
  DDI Corp. ...............................................   JPN            13,320      100,137,167         4.5
  Mannesmann AG ...........................................   GER           160,900       62,514,339         2.8
  Millicom International Cellular S.A.-/- {\/} ............   LUX         1,057,000       42,015,750         1.9
  Korea Mobile Telecommunications: ........................   KOR                --               --         1.4
    Common ................................................   --             16,940       17,438,538          --
    ADR{\/} ...............................................   --            990,000       12,375,000          --
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       27,054,920         1.2
  Nextel Communications, Inc. "A"-/- ......................   US          1,585,700       25,371,200         1.1
  Shinawatra Computer Co., Ltd. - Foreign .................   THAI        1,399,100       22,613,935         1.0
  Vodafone Group PLC ......................................   UK          5,795,000       22,393,630         1.0
  Telecom Italia Mobile S.p.A. - Di Risp ..................   ITLY       14,630,000       16,780,821         0.7
  United Communication Industry - Foreign .................   THAI        1,967,800       16,366,167         0.7
  Telephone and Data Systems, Inc. ........................   US            408,500       14,297,500         0.7
  Grupo Iusacell S.A. - "L" ADR-/- {\/} ...................   MEX         1,672,100       12,749,763         0.6
  Clearnet Communications, Inc. "A"-/- {\/} ...............   CAN           797,000       11,755,750         0.5
  International Engineering PLC - Foreign{::} .............   THAI        3,057,700       11,036,030         0.5
  Tele 2000 S.A.{::} -/- ..................................   PERU        7,043,222       10,919,724         0.5
  Olivetti Group-/- .......................................   ITLY       30,086,997        8,733,725         0.4
  WinStar Communications, Inc.-/- .........................   US            405,700        8,519,700         0.4

    The accompanying notes are an integral part of the financial statements.

                                      F21

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Wireless Communications (Continued)
  Western Wireless Corp. "A"-/- ...........................   US            479,000   $    7,903,500         0.4
  Intercel, Inc.-/- .......................................   US            365,000        6,113,750         0.3
  American Portable Telecom, Inc.-/- ......................   US            230,000        1,753,750         0.1
                                                                                      --------------
                                                                                         458,844,659
                                                                                      --------------
Telephone Networks (15.6%)
  SPT Telecom-/- ..........................................   CZCH          445,090       47,652,155         2.1
  Stet Societa' Finanziaria Telefonica S.p.A. - Di Risp ...   ITLY       16,820,000       44,909,248         2.0
  Nippon Telegraph & Telephone Corp. ......................   JPN             6,120       42,780,269         1.9
  Telefonica de Argentina S.A. "B" - ADR{\/} ..............   ARG         1,668,000       38,781,000         1.7
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR{\/} ................................................   BRZL          477,800       35,596,100         1.6
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         1.5
    Di Risp ...............................................   --         12,172,000       23,057,683          --
    Common ................................................   --          4,274,001        9,562,242          --
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .....   PAK           225,437       16,907,775         0.8
  Telecom Argentina S.A. - ADR{\/} ........................   ARG           432,200       16,315,550         0.7
  Hellenic Telecommunications - 144A{.} ...................   GREC          880,000       15,557,704         0.7
  TelecomAsia Corp. - Foreign-/- ..........................   THAI        6,622,652       12,730,873         0.6
  Atlantic Tele-Network, Inc.{::} -/- .....................   US            610,100       10,753,013         0.5
  PT Indonesia Satellite (Indosat) - ADR{\/} ..............   INDO          300,000        9,037,500         0.4
  CPT Telefonica De Peru - ADR{\/} ........................   PERU          414,000        8,538,750         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.4
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        4,530,000          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        3,310,000          --
  PLD Telekon, Inc.-/- {\/} ...............................   CAN           510,000        3,378,750         0.2
  Jasmine International Public Co., Ltd. - Foreign ........   THAI          560,400        1,538,956         0.1
                                                                                      --------------
                                                                                         344,937,568
                                                                                      --------------
Telephone - Regional/Local (5.9%)
  MFS Communications Co., Inc.-/- .........................   US          2,244,900      112,525,613         5.0
  Intermedia Communications of Florida, Inc.{::} -/- ......   US            593,900       19,004,800         0.9
                                                                                      --------------
                                                                                         131,530,413
                                                                                      --------------
Networking (5.5%)
  3Com Corp.-/- ...........................................   US          1,500,000      101,437,500         4.6
  Bay Networks, Inc.-/- ...................................   US          1,000,000       20,250,000         0.9
                                                                                      --------------
                                                                                         121,687,500
                                                                                      --------------
Broadcasting & Publishing (5.0%)
  Granada Group PLC .......................................   UK          1,500,000       21,562,805         1.0
  Grupo Televisa, S.A. de C.V. - GDR-/- {\/} ..............   MEX           800,000       21,000,000         1.0
  Canal Plus ..............................................   FR             84,390       20,905,536         0.9
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000       16,779,572         0.8
  Time Warner, Inc. .......................................   US            283,200       10,549,200         0.5
  Home Shopping Network, Inc.-/- ..........................   US            800,600        8,106,075         0.4
  Tele-Communications Liberty Media Group, Inc. "A"-/- ....   US            231,800        5,968,850         0.3

    The accompanying notes are an integral part of the financial statements.

                                      F22

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Broadcasting & Publishing (Continued)
  International Broadcasting Corp., Ltd. - Foreign-/- .....   THAI        1,741,900   $    2,921,390         0.1
                                                                                      --------------
                                                                                         107,793,428
                                                                                      --------------
Cable Television (4.4%)
  Nynex CableComms Group: .................................   UK                 --               --         1.3
    Units-/- ..............................................   --         15,134,000       27,948,405          --
    ADR-/- {\/} ...........................................   --             98,900        1,818,833          --
  Comcast Corp. "A" .......................................   US          1,704,300       25,138,425         1.1
  International CableTel, Inc.-/- .........................   US            855,833       20,326,034         0.9
  Bell Cablemedia PLC - ADR-/- {\/} .......................   UK            963,300       15,653,625         0.7
  Comcast UK Cable Partners Ltd. "A"-/- ...................   US            415,000        5,239,375         0.2
  United International Holdings, Inc. "A"-/- ..............   US            373,000        4,569,250         0.2
                                                                                      --------------
                                                                                         100,693,947
                                                                                      --------------
Telecom Technology (3.3%)
  Kyushu-Matsushita Electric Co., Ltd. ....................   JPN         1,861,000       28,635,804         1.3
  Murata Manufacturing Co., Ltd. ..........................   JPN           881,000       28,351,886         1.3
  DSP Communications, Inc.{::} -/- ........................   US            408,200       15,511,600         0.7
                                                                                      --------------
                                                                                          72,499,290
                                                                                      --------------
Aerospace/Defense (2.1%)
  Orbital Sciences Corp.{::} -/- ..........................   US          2,163,500       45,433,500         2.1
                                                                                      --------------
Multi-Industry (1.8%)
  Grupo Carso, S.A. de C.V. "A1"-/- .......................   MEX         8,795,000       40,027,120         1.8
                                                                                      --------------
Semiconductors (1.6%)
  LSI Logic Corp.-/- ......................................   US          1,300,000       34,450,000         1.6
                                                                                      --------------
Consumer Electronics (1.4%)
  Amcol Holdings Ltd.(::) .................................   SING       10,644,000       14,209,132         0.6
  Three-Five Systems, Inc.{::} -/- ........................   US            749,000        9,268,875         0.4
  Sapura Telecommunications Bhd. ..........................   MAL         4,730,000        7,490,103         0.3
  Himachal Futuristic Communications Ltd. - 144A GDR{.} -/-
   {\/} ...................................................   IND         2,248,000        1,978,240         0.1
                                                                                      --------------
                                                                                          32,946,350
                                                                                      --------------
Telecom - Other (1.0%)
  Carso Global Telecom "A1"-/- ............................   MEX         8,975,683       21,823,668         1.0
                                                                                      --------------
Telephone - Long Distance (0.9%)
  Call-Net Enterprises, Inc.: .............................   CAN                --               --         0.9
    "B"-/- ................................................   --          1,036,700       10,825,539          --
    "A"-/- ................................................   --            519,400        5,617,439          --
    144A{.} -/- ...........................................   --            379,400        3,961,811          --
                                                                                      --------------
                                                                                          20,404,789
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                                      F23

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Industrial Components (0.8%)
  Oak Industries, Inc.-/- .................................   US            577,800   $   14,661,675         0.6
  PT Kabelindo Murni - Foreign{::} ........................   INDO        4,000,000        1,460,293         0.1
  PT Kabelmetal Indonesia - Local .........................   INDO        2,600,000        1,116,695         0.1
                                                                                      --------------
                                                                                          17,238,663
                                                                                      --------------
Automobiles (0.4%)
  Edaran Otomobil Nasional Bhd. ...........................   MAL           983,000        9,184,006         0.4
                                                                                      --------------
Other Financial (0.1%)
  Phatra Thanakit Co., Ltd. - Foreign .....................   THAI          619,500        2,296,695         0.1
                                                                                      --------------
Software (0.1%)
  Quarterdeck Corp.-/- ....................................   US            248,100        1,271,513         0.1
                                                                                      --------------
Retailers-Other (0.0%)
  Gran Cadena de Almacenes Colombianos S.A. ...............   COL            64,000           58,048          --
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $2,035,304,624) ............                            2,124,777,619        96.0
                                                                                      --------------       -----

                                                                         PRINCIPAL        VALUE          % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY     AMOUNT         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Structured Notes (1.1%)
  Russia (1.1%)
    Credit Suisse Synthetic Equity Medium Term Note, 3.25%
     due 4/29/97 (This is an equity linked note. The value
     of this note is linked to the underlying value of
     Rostelecom.)-/- ......................................   USD         7,000,000       25,854,500         1.1
                                                                                      --------------
Corporate Bonds (0.1%)
  Malaysia (0.1%)
    Sapura Telecommunications Bhd., Convertible Bond, 2%
     due 12/31/00 .........................................   MYR         3,547,500        1,249,911         0.1
                                                                                      --------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $8,399,408) ..........                               27,104,411         1.2
                                                                                      --------------       -----

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  American Satellite Network Warrants, expire 1/1/99
   (cost$0)-/- (::) .......................................   US             65,825               --          --
                                                                                      --------------       -----
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                                      F24

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENT                                                                     (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55%, collateralized by $14,665,000 U.S. Treasury
   Bonds, 7.125% due 2/15/23 (market value of collateral is
   $15,489,113, including accrued interest). (cost
   $15,183,346) ...........................................                           $   15,183,346         0.7
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $2,058,887,378) * .................                            2,167,065,376        97.9
Other Assets and Liabilities ..............................                               45,961,289         2.1
                                                                                      --------------       -----

NET ASSETS ................................................                           $2,213,026,665       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {::}  See Note 6 of Notes to Financial Statements.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       (::) Valued in good faith at fair value using procedures approved by the board of directors (See Note 1 of Notes to Financial Statements).
        (.) Restricted securities. At October 31, 1996, the Fund owned the following restricted securities constituting 0.4% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on restricted securities are as follows:

                                                                                                       VALUE
                                                                                         ACQUISITION    PER
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST       SHARE
             -----------------------------------------------  -----------------  ------  -----------   ------
             Russian Telecommunications Development
              Corporation:
               Non-voting...................................      12/22/93       453,000 $ 4,530,000   $10.00
               Voting.......................................      12/22/93       331,000   3,310,000   10.00

          * For Federal income tax purposes, cost is $2,061,952,105 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 477,822,867
                 Unrealized depreciation:          (372,709,596)
                                                  -------------
                 Net unrealized appreciation:     $ 105,113,271
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F25

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                                    PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------------------------
                                                    FIXED INCOME,
                                                      RIGHTS &       SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)     EQUITY       WARRANTS         & OTHER        TOTAL
--------------------------------------  ---------   -------------   -------------   ---------
Argentina (ARG/ARS) ..................    2.4                                             2.4
Brazil (BRZL/BRL) ....................    1.6                                             1.6
Canada (CAN/CAD) .....................    6.7                                             6.7
Czech Republic (CZCH/CSK) ............    2.1                                             2.1
Finland (FIN/FIM) ....................    3.2                                             3.2
France (FR/FRF) ......................    0.9                                             0.9
Germany (GER/DEM) ....................    2.8                                             2.8
Greece (GREC/GRD) ....................    0.7                                             0.7
Hong Kong (HK/HKD) ...................    0.4                                             0.4
India (IND/INR) ......................    0.1                                             0.1
Indonesia (INDO/IDR) .................    0.6                                             0.6
Israel (ISRL/ILS) ....................    3.1                                             3.1
Italy (ITLY/ITL) .....................    4.6                                             4.6
Japan (JPN/JPY) ......................    9.0                                             9.0
Korea (KOR/KRW) ......................    1.4                                             1.4
Luxembourg (LUX/LUF) .................    1.9                                             1.9
Malaysia (MAL/MYR) ...................    1.5             0.1                             1.6
Mexico (MEX/MXN) .....................    4.4                                             4.4
Pakistan (PAK/PKR) ...................    0.8                                             0.8
Peru (PERU/PES) ......................    0.9                                             0.9
Russia (RUS/SUR) .....................    0.4             1.1                             1.5
Singapore (SING/SGD) .................    0.6                                             0.6
Sweden (SWDN/SEK) ....................    4.0                                             4.0
Thailand (THAI/THB) ..................    4.3                                             4.3
Turkey (TRKY/TRL) ....................    0.2                                             0.2
United Kingdom (UK/GBP) ..............    4.0                                             4.0
United States (US/USD) ...............   33.4                             2.8            36.2
                                        ---------       -----           -----       ---------
Total  ...............................   96.0             1.2             2.8           100.0
                                        ---------       -----           -----       ---------
                                        ---------       -----           -----       ---------

--------------

{d}  Percentages indicated are based on net assets of $2,213,026,665.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                          MARKET VALUE
                                             (U.S.       CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO BUY:                           DOLLARS)       PRICE       DATE     APPRECIATION
----------------------------------------  ------------  -----------  --------  --------------
French Francs                                1,370,120      5.14010  11/19/96    $   8,279
                                          ------------                         --------------
  Total Contracts to Buy (Payable amount
   $1,361,841)..........................     1,370,120                               8,279
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.06%.

CONTRACTS TO SELL:
----------------------------------------
Deutsche Marks..........................    36,403,205      1.46900  11/29/96    1,037,231
French Francs...........................    15,658,510      5.05905  11/19/96      154,736
Japanese Yen............................    14,261,848    106.41100  11/12/96      980,937
Japanese Yen............................    31,759,430    106.41100  11/12/96    2,184,429
Japanese Yen............................     2,229,844    110.00000   1/07/97       53,174
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $104,723,144).................   100,312,837                           4,410,507
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 4.53%.
  Total Open Forward Foreign Currency Contracts, Net.........................    $4,418,786
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                      GT GLOBAL
                                                    -----------------------------------------------------------------------------
                                                       CONSUMER                                                        NATURAL
                                                     PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                                    SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                                     CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                                       (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                                    --------------   --------------   ------------  --------------   ------------
Assets:
  Investments in securities: (Note 1)
    At identified cost............................   $156,514,774     $14,381,272     $437,287,782   $ 75,266,645    $ 90,117,578
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
    At value......................................   $165,777,735     $15,772,784     $499,429,367   $ 85,393,804    $105,883,708
  Repurchase agreement, at value and cost (Note
   1).............................................     10,575,630         523,081       65,289,064      6,217,958       5,576,860
  U.S. currency...................................            589             559              807            613             610
  Foreign currencies (cost $229, $367,172,
   $30,826, $87,210, $0, and $4,844,257,
   respectively)..................................            244         370,106           30,766         85,042              --
  Dividends and dividend withholding tax reclaims
   receivable.....................................         54,386          18,230          151,779         56,171           2,230
  Interest receivable.............................             --              --               --             --              --
  Receivable for forward foreign currency
   contracts -- closed (Note 1)...................          1,301              --            7,862             --              --
  Receivable for Fund shares sold.................      2,751,357         930,632       26,125,858        675,763       2,205,515
  Receivable for open forward foreign currency
   contracts, net (Note 1)........................             --              --          310,660         79,739          15,087
  Receivable for securities sold..................        160,000         313,698        5,341,038        447,146       4,361,795
  Unamortized organizational costs (Note 1).......         32,564          32,566               --         26,580          26,525
  Miscellaneous receivable........................             --              --           12,890             --              --
  Cash held as collateral for securities loaned
   (Note 1).......................................     10,659,295         805,810       21,329,702      7,455,555       3,777,600
                                                    --------------   --------------   ------------  --------------   ------------
    Total assets..................................    190,013,101      18,767,466      618,029,793    100,438,371     121,849,930
                                                    --------------   --------------   ------------  --------------   ------------
Liabilities:
  Due to custodian................................             --              --               --             --           8,709
  Payable for custodian fees (Note 1).............          2,063             272            6,150          9,020           5,312
  Payable for Directors' and Trustees' fees and
   expenses
   (Note 2).......................................          6,279           6,378            7,119          9,488           6,401
  Payable for fund accounting fees (Note 2).......          3,495             322           11,566          1,882           2,093
  Payable for Fund shares repurchased (Note 2)....        517,537         102,280          895,196        103,995       2,118,238
  Payable for investment management and
   administration fees (Note 2)...................        138,354           2,560          471,859         77,016          84,624
  Payable for printing and postage expenses.......         32,438          18,382          103,881         46,232          34,516
  Payable for professional fees...................         49,782          38,114           61,605         52,463          45,047
  Payable for registration and filing fees........          2,715           7,444           16,637          4,674           4,491
  Payable for securities purchased................      6,154,529         501,995       18,051,876        164,460       3,692,099
  Payable for service and distribution expenses
   (Note 2).......................................        103,066          10,634          288,857         62,404          63,963
  Payable for transfer agent fees (Note 2)........         46,516           4,998          137,193         27,203          19,697
  Other accrued expenses..........................         46,125           8,519           13,914          5,288           7,817
  Collateral for securities loaned (Note 1).......     10,659,295         805,810       21,329,702      7,455,555       3,777,600
                                                    --------------   --------------   ------------  --------------   ------------
    Total liabilities.............................     17,762,194       1,507,708       41,395,555      8,019,680       9,870,607
  Minority interest (Notes 1 & 2).................            100             100               --            100             100
                                                    --------------   --------------   ------------  --------------   ------------
Net assets........................................   $172,250,807     $17,259,658     $576,634,238   $ 92,418,591    $111,979,223
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------


                                                       TELECOM-
                                                     MUNICATIONS
                                                         FUND
                                                    --------------
Assets:
  Investments in securities: (Note 1)
    At identified cost............................  $2,043,704,032
                                                    --------------
                                                    --------------
    At value......................................  $2,151,882,030
  Repurchase agreement, at value and cost (Note
   1).............................................      15,183,346
  U.S. currency...................................             274
  Foreign currencies (cost $229, $367,172,
   $30,826, $87,210, $0, and $4,844,257,
   respectively)..................................       4,826,005
  Dividends and dividend withholding tax reclaims
   receivable.....................................         665,209
  Interest receivable.............................         139,474
  Receivable for forward foreign currency
   contracts -- closed (Note 1)...................              --
  Receivable for Fund shares sold.................      53,176,602
  Receivable for open forward foreign currency
   contracts, net (Note 1)........................       4,418,786
  Receivable for securities sold..................       7,959,285
  Unamortized organizational costs (Note 1).......              --
  Miscellaneous receivable........................           8,542
  Cash held as collateral for securities loaned
   (Note 1).......................................     222,733,129
                                                    --------------
    Total assets..................................   2,460,992,682
                                                    --------------
Liabilities:
  Due to custodian................................              --
  Payable for custodian fees (Note 1).............          11,725
  Payable for Directors' and Trustees' fees and
   expenses
   (Note 2).......................................           3,702
  Payable for fund accounting fees (Note 2).......          45,056
  Payable for Fund shares repurchased (Note 2)....      18,334,671
  Payable for investment management and
   administration fees (Note 2)...................       1,813,363
  Payable for printing and postage expenses.......         392,798
  Payable for professional fees...................          51,371
  Payable for registration and filing fees........          17,038
  Payable for securities purchased................       2,479,350
  Payable for service and distribution expenses
   (Note 2).......................................       1,421,742
  Payable for transfer agent fees (Note 2)........         638,786
  Other accrued expenses..........................          23,286
  Collateral for securities loaned (Note 1).......     222,733,129
                                                    --------------
    Total liabilities.............................     247,966,017
  Minority interest (Notes 1 & 2).................              --
                                                    --------------
Net assets........................................  $2,213,026,665
                                                    --------------
                                                    --------------

                                      F27

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                      GT GLOBAL
                                                    -----------------------------------------------------------------------------
                                                       CONSUMER                                                        NATURAL
                                                     PRODUCTS AND      FINANCIAL                    INFRASTRUCTURE    RESOURCES
                                                    SERVICES FUND-   SERVICES FUND-      HEALTH         FUND-           FUND-
                                                     CONSOLIDATED     CONSOLIDATED        CARE       CONSOLIDATED    CONSOLIDATED
                                                       (NOTE 1)         (NOTE 1)          FUND         (NOTE 1)        (NOTE 1)
                                                    --------------   --------------   ------------  --------------   ------------
Class A:
  Net assets......................................   $ 76,899,940     $ 7,301,731     $467,860,558   $ 38,397,219    $ 48,728,791
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Shares outstanding..............................      3,665,880         514,137       19,822,541      2,663,494       2,795,302
  Net asset value and redemption price per
   share..........................................   $      20.98     $     14.20     $      23.60   $      14.42    $      17.43
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Maximum offering price per share (100/95.25 of
   Class A net asset value) *.....................   $      22.03     $     14.91     $      24.78   $      15.14    $      18.30
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
Class B:+
  Net assets......................................   $ 87,904,447     $ 9,886,172     $107,622,082   $ 53,677,528    $ 57,748,785
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Shares outstanding..............................      4,229,101         702,892        4,649,095      3,768,398       3,340,490
  Net asset value and offering price per share....   $      20.79     $     14.06     $      23.15   $      14.24    $      17.29
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
Advisor Class:
  Net assets......................................   $  7,446,420     $    71,755     $  1,151,688   $    343,844    $  5,501,647
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
  Shares outstanding..............................        352,047           5,031           48,446         23,685         314,997
  Net asset value, offering price per share, and
   redemption price per share.....................   $      21.15     $     14.26     $      23.77   $      14.52    $      17.47
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------
Net assets consist of:
  Paid in capital (Note 4)........................   $155,328,612     $14,559,393     $472,931,662   $ 77,651,961    $ 92,455,436
  Undistributed net investment income.............             --              --               --             --              --
  Accumulated net realized gain on investments and
   foreign currency transactions..................      7,659,347       1,301,123       41,248,577      4,567,246       3,740,782
  Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.............................           (113)          7,630          312,414         72,225          16,875
  Net unrealized appreciation of investments......      9,262,961       1,391,512       62,141,585     10,127,159      15,766,130
                                                    --------------   --------------   ------------  --------------   ------------
Total -- representing net assets applicable to
 capital shares outstanding.......................   $172,250,807     $17,259,658     $576,634,238   $ 92,418,591    $111,979,223
                                                    --------------   --------------   ------------  --------------   ------------
                                                    --------------   --------------   ------------  --------------   ------------


                                                       TELECOM-
                                                     MUNICATIONS
                                                         FUND
                                                    --------------
Class A:
  Net assets......................................  $1,204,427,814
                                                    --------------
                                                    --------------
  Shares outstanding..............................      72,150,592
  Net asset value and redemption price per
   share..........................................  $        16.69
                                                    --------------
                                                    --------------
  Maximum offering price per share (100/95.25 of
   Class A net asset value) *.....................  $        17.52
                                                    --------------
                                                    --------------
Class B:+
  Net assets......................................  $1,007,654,047
                                                    --------------
                                                    --------------
  Shares outstanding..............................      61,550,681
  Net asset value and offering price per share....  $        16.37
                                                    --------------
                                                    --------------
Advisor Class:
  Net assets......................................  $      944,804
                                                    --------------
                                                    --------------
  Shares outstanding..............................          56,192
  Net asset value, offering price per share, and
   redemption price per share.....................  $        16.81
                                                    --------------
                                                    --------------
Net assets consist of:
  Paid in capital (Note 4)........................  $1,928,891,755
  Undistributed net investment income.............           5,534
  Accumulated net realized gain on investments and
   foreign currency transactions..................     171,566,775
  Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies.............................       4,384,603
  Net unrealized appreciation of investments......     108,177,998
                                                    --------------
Total -- representing net assets applicable to
 capital shares outstanding.......................  $2,213,026,665
                                                    --------------
                                                    --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F28

                             GT GLOBAL THEME FUNDS

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

                                                                                       GT GLOBAL
                                                     -----------------------------------------------------------------------------
                                                        CONSUMER                                                        NATURAL
                                                      PRODUCTS AND      FINANCIAL         HEALTH     INFRASTRUCTURE    RESOURCES
                                                     SERVICES FUND-   SERVICES FUND-       CARE          FUND-           FUND-
                                                      CONSOLIDATED     CONSOLIDATED        FUND       CONSOLIDATED    CONSOLIDATED
                                                     --------------   --------------   ------------  --------------   ------------
Investment income:
  Dividend income (net of foreign withholding tax
   of $6,469, $14,755, $180,801, $121,927, $14,864,
   and $1,982,953, respectively)...................   $   359,427       $  298,448     $  4,282,409   $ 1,455,213     $   279,542
  Interest income..................................       286,745           82,401        1,726,617       249,111         103,047
  Other income.....................................            --               --          137,615            --              --
                                                     --------------   --------------   ------------  --------------   ------------
    Total investment income........................       646,172          380,849        6,146,641     1,704,324         382,589
                                                     --------------   --------------   ------------  --------------   ------------
Expenses:
  Investment management and administration fees
   (Note 2)........................................       570,263          134,856        5,495,494       854,191         573,359
  Amortization of organization costs (Note 1)......        10,329           12,656               --        10,328          10,329
  Audit fees.......................................        43,914           50,836           67,326        59,469          60,546
  Custodian Fees (Note 1)..........................        54,316            9,966          105,999        90,835          42,780
  Directors' and Trustees' fees and expenses (Note
   2)..............................................        10,248           18,836           19,532        16,836          19,336
  Fund accounting fees (Note 2)....................        14,778            3,493          141,582        21,910          14,761
  Insurance expenses...............................            --               --            4,691         2,912              --
  Legal fees.......................................        27,084           22,744           23,816        26,626          26,268
  Printing and postage expenses....................        72,698           42,822          181,817        69,906          57,462
  Registration and filing fees.....................        43,398           38,908          109,174        41,516          37,568
  Service and distribution expenses: (Note 2)
    Class A........................................       144,407           31,297        2,335,519       177,035         139,991
    Class B........................................       285,201           76,454          969,596       518,147         296,729
  Transfer agent fees (Note 2).....................       234,686           53,854        1,414,082       323,010         212,761
  Other expenses...................................         4,241           14,142            3,875        12,156           7,917
                                                     --------------   --------------   ------------  --------------   ------------
    Total expenses before reductions...............     1,515,563          510,864       10,872,503     2,224,877       1,499,807
                                                     --------------   --------------   ------------  --------------   ------------
      Expenses reimbursed by Chancellor LGT Asset
       Management, Inc. (Note 2)...................            --         (138,132)              --            --              --
      Expense reductions (Notes 1 & 5).............       (62,446)         (10,706)        (217,027)      (98,566)        (61,692)
                                                     --------------   --------------   ------------  --------------   ------------
    Total net expenses.............................     1,453,117          362,026       10,655,476     2,126,311       1,438,115
                                                     --------------   --------------   ------------  --------------   ------------
Net investment income (loss).......................      (806,945)          18,823       (4,508,835)     (421,987)     (1,055,526)
                                                     --------------   --------------   ------------  --------------   ------------
Net realized and unrealized gain on investments and
  foreign currencies: (Note 1)
  Net realized gain on investments.................     8,408,399        1,705,569      174,045,838     4,996,832       7,289,530
  Net realized gain on foreign currency
   transactions....................................        64,343           58,811        2,843,700       311,306          27,175
                                                     --------------   --------------   ------------  --------------   ------------
    Net realized gain during the year..............     8,472,742        1,764,380      176,889,538     5,308,138       7,316,705
                                                     --------------   --------------   ------------  --------------   ------------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies...............        (7,034)          (6,352)        (547,070)      (86,155)         65,378
  Net change in unrealized appreciation
   (depreciation) of
   investments.....................................     8,880,649          615,083      (53,392,951)    9,582,726      14,910,009
                                                     --------------   --------------   ------------  --------------   ------------
    Net unrealized appreciation (depreciation)
     during the period.............................     8,873,615          608,731      (53,940,021)    9,496,571      14,975,387
                                                     --------------   --------------   ------------  --------------   ------------
Net realized and unrealized gain on investments and
 foreign currencies................................    17,346,357        2,373,111      122,949,517    14,804,709      22,292,092
                                                     --------------   --------------   ------------  --------------   ------------
Net increase in net assets resulting from
 operations........................................   $16,539,412       $2,391,934     $118,440,682   $14,382,722     $21,236,566
                                                     --------------   --------------   ------------  --------------   ------------
                                                     --------------   --------------   ------------  --------------   ------------


                                                       TELECOM-
                                                     MUNICATIONS
                                                         FUND
                                                     ------------
Investment income:
  Dividend income (net of foreign withholding tax
   of $6,469, $14,755, $180,801, $121,927, $14,864,
   and $1,982,953, respectively)...................  $ 20,581,055
  Interest income..................................     1,720,560
  Other income.....................................            --
                                                     ------------
    Total investment income........................    22,301,615
                                                     ------------
Expenses:
  Investment management and administration fees
   (Note 2)........................................    23,119,601
  Amortization of organization costs (Note 1)......        12,074
  Audit fees.......................................        67,129
  Custodian Fees (Note 1)..........................     1,025,576
  Directors' and Trustees' fees and expenses (Note
   2)..............................................        23,176
  Fund accounting fees (Note 2)....................       621,480
  Insurance expenses...............................            --
  Legal fees.......................................        24,222
  Printing and postage expenses....................       491,519
  Registration and filing fees.....................       102,132
  Service and distribution expenses: (Note 2)
    Class A........................................     6,774,499
    Class B........................................    11,294,711
  Transfer agent fees (Note 2).....................     6,517,937
  Other expenses...................................        70,269
                                                     ------------
    Total expenses before reductions...............    50,144,325
                                                     ------------
      Expenses reimbursed by Chancellor LGT Asset
       Management, Inc. (Note 2)...................            --
      Expense reductions (Notes 1 & 5).............    (1,344,233)
                                                     ------------
    Total net expenses.............................    48,800,092
                                                     ------------
Net investment income (loss).......................   (26,498,477)
                                                     ------------
Net realized and unrealized gain on investments and
  foreign currencies: (Note 1)
  Net realized gain on investments.................   186,997,632
  Net realized gain on foreign currency
   transactions....................................    43,492,161
                                                     ------------
    Net realized gain during the year..............   230,489,793
                                                     ------------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies...............   (21,852,465)
  Net change in unrealized appreciation
   (depreciation) of
   investments.....................................    (5,766,662)
                                                     ------------
    Net unrealized appreciation (depreciation)
     during the period.............................   (27,619,127)
                                                     ------------
Net realized and unrealized gain on investments and
 foreign currencies................................   202,870,666
                                                     ------------
Net increase in net assets resulting from
 operations........................................  $176,372,189
                                                     ------------
                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                                      F29

                             GT GLOBAL THEME FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                GT GLOBAL
                                      --------------------------------------------------------------
                                             CONSUMER PRODUCTS
                                                AND SERVICES
                                             FUND-CONSOLIDATED
                                      --------------------------------
                                                       DECEMBER 30,          FINANCIAL SERVICES
                                                           1994               FUND-CONSOLIDATED
                                                       (COMMENCEMENT     ---------------------------
                                       YEAR ENDED    OF OPERATIONS) TO    YEAR ENDED     YEAR ENDED
                                       OCTOBER 31,      OCTOBER 31,       OCTOBER 31,   OCTOBER 31,
                                          1996             1995              1996           1995
                                      -------------  -----------------   -------------  ------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $    (806,945)   $      1,159      $      18,823  $     93,158
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................      8,472,742         395,974          1,764,380      (438,738)
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................         (7,034)          6,921             (6,352)       13,973
  Net change in unrealized
   appreciation (depreciation) of
   investments......................      8,880,649         382,312            615,083       743,739
                                      -------------  -----------------   -------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................     16,539,412         786,366          2,391,934       412,132
                                      -------------  -----------------   -------------  ------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........             --              --            (56,390)           --
  From net realized gain on
   investments......................       (217,050)             --             (8,739)           --
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........             --              --            (37,999)           --
  From net realized gain on
   investments......................       (180,431)             --             (7,991)           --
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........             --              --               (377)           --
  From net realized gain on
   investments......................         (5,969)             --                (43)           --
                                      -------------  -----------------   -------------  ------------
    Total distributions.............       (403,450)             --           (111,539)           --
                                      -------------  -----------------   -------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................    241,650,741       7,649,630         19,900,814    10,643,479
  Decrease from capital shares
   repurchased......................    (92,740,871)     (1,331,021)       (15,187,336)   (6,199,828)
                                      -------------  -----------------   -------------  ------------
    Net increase (decrease) from
     capital share transactions.....    148,909,870       6,318,609          4,713,478     4,443,651
                                      -------------  -----------------   -------------  ------------
Total increase (decrease) in net
 assets.............................    165,045,832       7,104,975          6,993,873     4,855,783
Net assets:
  Beginning of year.................      7,204,975         100,000         10,265,785     5,410,002
                                      -------------  -----------------   -------------  ------------
  End of year.......................  $ 172,250,807*   $  7,204,975*     $  17,259,658* $ 10,265,785*
                                      -------------  -----------------   -------------  ------------
                                      -------------  -----------------   -------------  ------------
 * Includes undistributed investment
   income...........................  $          --    $    397,133      $          --  $     86,274
                                      -------------  -----------------   -------------  ------------
                                      -------------  -----------------   -------------  ------------


                                                 HEALTH CARE
                                                     FUND
                                      ----------------------------------
                                         YEAR ENDED        YEAR ENDED
                                        OCTOBER 31,       OCTOBER 31,
                                            1996              1995
                                      ----------------  ----------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $     (4,508,835) $     (3,529,866)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................       176,889,538        67,043,506
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................          (547,070)          961,568
  Net change in unrealized
   appreciation (depreciation) of
   investments......................       (53,392,951)       19,234,934
                                      ----------------  ----------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................       118,440,682        83,710,142
                                      ----------------  ----------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................       (54,405,334)      (27,521,553)
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................        (9,956,648)       (2,846,079)
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................           (69,184)               --
                                      ----------------  ----------------
    Total distributions.............       (64,431,166)      (30,367,632)
                                      ----------------  ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................     2,138,295,778     1,635,173,338
  Decrease from capital shares
   repurchased......................    (2,113,330,083)   (1,668,897,114)
                                      ----------------  ----------------
    Net increase (decrease) from
     capital share transactions.....        24,965,695       (33,723,776)
                                      ----------------  ----------------
Total increase (decrease) in net
 assets.............................        78,975,211        19,618,734
Net assets:
  Beginning of year.................       497,659,027       478,040,293
                                      ----------------  ----------------
  End of year.......................  $    576,634,238* $    497,659,027*
                                      ----------------  ----------------
                                      ----------------  ----------------
 * Includes undistributed investment
   income...........................  $             --  $             --
                                      ----------------  ----------------
                                      ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.
                                      F30

                             GT GLOBAL THEME FUNDS

                                                               GT GLOBAL
                                      -----------------------------------------------------------
                                             INFRASTRUCTURE               NATURAL RESOURCES
                                           FUND-CONSOLIDATED              FUND-CONSOLIDATED
                                      ----------------------------  -----------------------------
                                       YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                       OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                          1996           1995            1996           1995
                                      -------------  -------------  --------------  -------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $    (421,987) $    (507,328) $   (1,055,526) $      48,118
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................      5,308,138        (58,363)      7,316,705     (2,391,427)
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................        (86,155)       157,236          65,378        (43,764)
  Net change in unrealized
   appreciation (depreciation) of
   investments......................      9,582,726       (565,235)     14,910,009        177,530
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................     14,382,722       (973,690)     21,236,566     (2,209,543)
                                      -------------  -------------  --------------  -------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........             --             --         (46,497)       (36,529)
  From net realized gain on
   investments......................             --             --          (9,643)            --
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........             --             --              --        (30,368)
  From net realized gain on
   investments......................             --             --         (10,136)            --
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........             --             --            (853)            --
  From net realized gain on
   investments......................             --             --             (69)            --
                                      -------------  -------------  --------------  -------------
    Total distributions.............             --             --         (67,198)       (66,897)
                                      -------------  -------------  --------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................     42,853,853     69,579,771     219,606,793     38,611,615
  Decrease from capital shares
   repurchased......................    (51,456,466)   (36,537,085)   (155,468,156)   (37,864,366)
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) from
     capital share transactions.....     (8,602,613)    33,042,686      64,138,637        747,249
                                      -------------  -------------  --------------  -------------
Total increase (decrease) in net
 assets.............................      5,780,109     32,068,996      85,308,005     (1,529,191)
Net assets:
  Beginning of year.................     86,638,482     54,569,486      26,671,218     28,200,409
                                      -------------  -------------  --------------  -------------
  End of year.......................  $  92,418,591* $  86,638,482* $  111,979,223* $  26,671,218*
                                      -------------  -------------  --------------  -------------
                                      -------------  -------------  --------------  -------------
 * Includes undistributed investment
   income...........................  $          --  $           0  $           --  $      47,438
                                      -------------  -------------  --------------  -------------
                                      -------------  -------------  --------------  -------------


                                              TELECOMMUNICATIONS
                                                     FUND
                                      ----------------------------------
                                         YEAR ENDED        YEAR ENDED
                                        OCTOBER 31,       OCTOBER 31,
                                            1996              1995
                                      ----------------  ----------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)......  $    (26,498,477) $    (18,253,687)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.....................       230,489,793       112,281,604
  Net change in unrealized
   appreciation (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies.......................       (21,852,465)       20,055,808
  Net change in unrealized
   appreciation (depreciation) of
   investments......................        (5,766,662)     (203,028,268)
                                      ----------------  ----------------
    Net increase (decrease) in net
     assets resulting from
     operations.....................       176,372,189       (88,944,543)
                                      ----------------  ----------------
Class A:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................       (64,901,484)      (78,594,102)
Class B:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................       (54,643,650)      (58,563,435)
Advisor Class:
Distributions to shareholders: (Note
 1)
  From net investment income........                --                --
  From net realized gain on
   investments......................           (33,321)               --
                                      ----------------  ----------------
    Total distributions.............      (119,578,455)     (137,157,537)
                                      ----------------  ----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold
   and reinvested...................     3,156,330,159     1,799,851,047
  Decrease from capital shares
   repurchased......................    (3,466,020,319)   (1,936,308,797)
                                      ----------------  ----------------
    Net increase (decrease) from
     capital share transactions.....      (309,690,160)     (136,457,750)
                                      ----------------  ----------------
Total increase (decrease) in net
 assets.............................      (252,896,426)     (362,559,830)
Net assets:
  Beginning of year.................     2,465,923,091     2,828,482,921
                                      ----------------  ----------------
  End of year.......................  $  2,213,026,665* $  2,465,923,091*
                                      ----------------  ----------------
                                      ----------------  ----------------
 * Includes undistributed investment
   income...........................  $          5,534  $              0
                                      ----------------  ----------------
                                      ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.
                                      F31

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    CONSUMER PRODUCTS AND SERVICES FUND
                                     -----------------------------------------------------------------
                                                 CLASS A                           CLASS B
                                     -------------------------------   -------------------------------
                                                   DECEMBER 30, 1994                 DECEMBER 30, 1994
                                        YEAR         (COMMENCEMENT        YEAR         (COMMENCEMENT
                                        ENDED       OF OPERATIONS)        ENDED       OF OPERATIONS)
                                     OCTOBER 31,    TO OCTOBER 31,     OCTOBER 31,    TO OCTOBER 31,
                                       1996+++          1995+++          1996+++          1995+++
                                     -----------   -----------------   -----------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................   $ 14.59           $11.43          $ 14.53           $11.43
                                     -----------      --------         -----------      --------
Income from investment operations:
  Net investment income (loss).....     (0.22) *          0.02* *         (0.31) *         (0.04) * *
  Net realized and unrealized gain
   on investments..................      7.13             3.14             7.09             3.14
                                     -----------      --------         -----------      --------
    Net increase from investment
     operations....................      6.91             3.16             6.78             3.10
                                     -----------      --------         -----------      --------
Distributions to shareholders:
  From net realized gain on
   investments.....................     (0.52)              --            (0.52)              --
                                     -----------      --------         -----------      --------
    Total distributions............     (0.52)              --            (0.52)              --
                                     -----------      --------         -----------      --------
Net asset value, end of period.....   $ 20.98           $14.59          $ 20.79           $14.53
                                     -----------      --------         -----------      --------
                                     -----------      --------         -----------      --------

Total investment return (c)........     48.82%           27.65% (b)       48.11%           27.12% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................   $76,900           $4,082          $87,904           $2,959
Ratio of net investment income to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................     (1.14)%           0.20% (a)       (1.64)%          (0.30)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........     (1.24)%         (11.11)% (a)      (1.74)%         (11.61)% (a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................      2.24%            2.32% (a)        2.74%            2.82% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........      2.34%           13.63% (a)        2.84%           14.13% (a)
Portfolio turnover rate++..........       169%             240% (a)         169%             240% (a)
Average commission rate per share
 paid on portfolio
 transactions++....................   $0.0545              N/A          $0.0545              N/A


                                           ADVISOR CLASS+
                                     --------------------------
                                        YEAR       JUNE 1, 1995
                                        ENDED           TO
                                     OCTOBER 31,   OCTOBER 31,
                                       1996+++       1995+++
                                     -----------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................   $ 14.64        $11.84
                                     -----------   ------------
Income from investment operations:
  Net investment income (loss).....     (0.13) *       0.04* *
  Net realized and unrealized gain
   on investments..................      7.16          2.76
                                     -----------   ------------
    Net increase from investment
     operations....................      7.03          2.80
                                     -----------   ------------
Distributions to shareholders:
  From net realized gain on
   investments.....................     (0.52)           --
                                     -----------   ------------
    Total distributions............     (0.52)           --
                                     -----------   ------------
Net asset value, end of period.....   $ 21.15        $14.64
                                     -----------   ------------
                                     -----------   ------------
Total investment return (c)........     49.50%        23.65% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................   $ 7,446        $  164
Ratio of net investment income to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................     (0.64)%        0.70% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........     (0.74)%      (10.61)% (a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc. (Notes 1,
   2 & 5)..........................      1.74%         1.82% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT
   Asset Management, Inc...........      1.84%        13.13% (a)
Portfolio turnover rate++..........       169%          240% (a)
Average commission rate per share
 paid on portfolio
 transactions++....................   $0.0545           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc, net investment income per share would have been reduced by $0.05 for Class A, Class B and Advisor Class.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon weighted average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F32

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       FINANCIAL SERVICES FUND
                                          ----------------------------------------------------------------------------------
                                                           CLASS A                                   CLASS B
                                          -----------------------------------------  ---------------------------------------
                                                                     MAY 31, 1994                              MAY 31, 1994
                                          YEAR ENDED OCTOBER 31,    (COMMENCEMENT    YEAR ENDED OCTOBER 31,   (COMMENCEMENT
                                                                    OF OPERATIONS)                            OF OPERATIONS)
                                          -----------------------   TO OCTOBER 31,   -----------------------  TO OCTOBER 31,
                                           1996+++      1995+++          1994         1996+++      1995+++         1994
                                          ----------  -----------  ----------------  ----------  -----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.92    $   11.62      $   11.43      $   11.83    $   11.60     $   11.43
                                          ----------  -----------      --------      ----------  -----------  --------------
Income from investment operations:
  Net investment income (loss)..........       0.05*        0.17* *         0.02 * *     (0.01) *       0.11* *        0.00* * *
  Net realized and unrealized gain on
   investments..........................       2.36         0.13           0.17           2.34         0.12          0.17
                                          ----------  -----------      --------      ----------  -----------  --------------
    Net increase from investment
     operations.........................       2.41         0.30           0.19           2.33         0.23          0.17
                                          ----------  -----------      --------      ----------  -----------  --------------
Distributions to shareholders:
  From net investment income............      (0.12)          --             --          (0.09)          --            --
  From net realized gain on
   investments..........................      (0.01)          --             --          (0.01)          --            --
                                          ----------  -----------      --------      ----------  -----------  --------------
    Total distributions.................      (0.13)          --             --          (0.10)          --            --
                                          ----------  -----------      --------      ----------  -----------  --------------
Net asset value, end of period..........  $   14.20    $   11.92      $   11.62      $   14.06    $   11.83     $   11.60
                                          ----------  -----------      --------      ----------  -----------  --------------
                                          ----------  -----------      --------      ----------  -----------  --------------

Total investment return (c).............      20.21%        2.58%          1.66 % (b)     19.81%       1.98%         1.49 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $   7,302    $   5,687      $   3,175      $   9,886    $   4,548     $   2,235
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...       0.41%        1.46%          0.66 % (a)     (0.09)%       0.96%        0.16 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.66)%      (5.34)%        (7.26)% (a)     (1.16)%      (5.84)%       (7.76)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...       2.32%        2.34%          2.40 % (a)      2.82%       2.84%         2.90 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       3.39%        9.14%         10.32 % (a)      3.89%       9.64%        10.82 %(a)
Portfolio turnover rate++...............        103%         170%            53 % (a)       103%        170%           53 %(a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0080          N/A            N/A      $  0.0080          N/A           N/A

----------------

 (a) Annualized.
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59, $0.30 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share data were calculated based upon weighted average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F33

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                           FINANCIAL SERVICES FUND
                                          --------------------------
                                                ADVISOR CLASS+
                                          --------------------------
                                             YEAR      JUNE 1, 1995
                                             ENDED          TO
                                          OCTOBER 31,   OCTOBER 31,
                                            1996+++        1995
                                          -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.95     $   11.09
                                          -----------  -------------
Income from investment operations:
  Net investment income (loss)..........        0.12*         0.09* *
  Net realized and unrealized gain on
   investments..........................        2.36          0.77
                                          -----------  -------------
    Net increase from investment
     operations.........................        2.48          0.86
                                          -----------  -------------
Distributions to shareholders:
  From net investment income............       (0.16)           --
  From net realized gain on
   investments..........................       (0.01)           --
                                          -----------  -------------
    Total distributions.................       (0.17)           --
                                          -----------  -------------
Net asset value, end of period..........   $   14.26     $   11.95
                                          -----------  -------------
                                          -----------  -------------

Total investment return (c).............       20.87%         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $      72     $      31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...        0.91%         1.96%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.16)%       (4.84)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2, & 5)...        1.82%         1.84%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.89%         8.64%(a)
Portfolio turnover rate++...............         103%          170%
Average commission rate per share paid
 on portfolio transactions++............   $  0.0080           N/A

----------------

 (a) Annualized.
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59, $0.30 for Class A, Class B, and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share data were calculated based upon weighted average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F34

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                               HEALTH CARE FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1996 (D)      1995      1994 (D)    1993 (D)      1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   21.84   $   19.60   $   17.86   $   17.44   $   19.29
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.17)      (0.15)      (0.22)      (0.15)      (0.18)
  Net realized and unrealized gain
   (loss) on investments................       4.79        3.73        2.02        0.57       (1.53)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       4.62        3.58        1.80        0.42       (1.71)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --          --          --
  From net realized gain on
   investments..........................      (2.86)      (1.34)         --          --       (0.14)
  In excess of net realized gain on
   investments..........................         --          --       (0.06)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (2.86)      (1.34)      (0.06)         --       (0.14)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      23.14%      19.79%      10.11%        2.4%       (8.9)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 467,861   $ 426,380   $ 438,940   $ 461,113   $ 655,867
Ratio of net investment income (loss) to
 average net assets.....................      (0.71)%     (0.72)%     (1.23)%      (0.9)%     (0.97)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.80%       1.85%       1.98%        2.0%       2.05%
  Without expense reductions............       1.84%       1.91%         --%*        --%*        --%*
Portfolio turnover rate++++.............        157%         99%         64%         61%         30%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0548         N/A         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does include sales charge.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class Shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F35

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        HEALTH CARE FUND
                                          -----------------------------------------------------------------------------
                                                              CLASS B++                           ADVISOR CLASS+++
                                          -------------------------------------------------  --------------------------
                                                                              APRIL 1, 1993     YEAR      JUNE 1, 1995
                                                YEAR ENDED OCTOBER 31,             TO           ENDED          TO
                                          ----------------------------------   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                           1996 (D)    1995 (D)    1994 (D)     1993 (D)      1996 (D)        1995
                                          ----------  ----------  ----------  -------------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   21.56   $   19.46   $   17.80     $   15.59     $   21.88     $   18.66
                                          ----------  ----------  ----------  -------------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.27)      (0.25)      (0.32)        (0.14)        (0.05)        (0.02)
  Net realized and unrealized gain
   (loss) on investments................       4.72        3.69        2.02          2.35          4.80          3.24
                                          ----------  ----------  ----------  -------------  -----------  -------------
    Net increase (decrease) from
     investment operations..............       4.45        3.44        1.70          2.21          4.75          3.22
                                          ----------  ----------  ----------  -------------  -----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --            --            --            --
  From net realized gain on
   investments..........................      (2.86)      (1.34)         --            --         (2.86)           --
  In excess of net realized gain on
   investments..........................         --          --       (0.04)           --            --            --
                                          ----------  ----------  ----------  -------------  -----------  -------------
    Total distributions.................      (2.86)      (1.34)      (0.04)           --         (2.86)           --
                                          ----------  ----------  ----------  -------------  -----------  -------------
Net asset value, end of period..........  $   23.15   $   21.56   $   19.46     $   17.80     $   23.77     $   21.88
                                          ----------  ----------  ----------  -------------  -----------  -------------
                                          ----------  ----------  ----------  -------------  -----------  -------------

Total investment return (c).............      22.59%      19.17%       9.55%         14.2%(a)      23.82%       17.10%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 107,622   $  70,740   $  39,100     $   8,604     $   1,152     $     539
Ratio of net investment income (loss) to
 average net assets.....................      (1.21)%     (1.22)%     (1.73)%        (1.4)%(b)      (0.21)%       (0.22)%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.30%       2.35%       2.48%          2.5%(b)       1.30%        1.35%(a)
  Without expense reductions............       2.34%       2.41%         --%*          --%*        1.34%         1.41%(a)
Portfolio turnover rate++++.............        157%         99%         64%           61%          157%           99%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0548         N/A         N/A           N/A     $  0.0548           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does include sales charge.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class Shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F36

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          INFRASTRUCTURE FUND
                                          ------------------------------------------------------------------------------------
                                                           CLASS A                                    CLASS B
                                          -----------------------------------------  -----------------------------------------
                                          YEAR ENDED OCTOBER 31,    MAY 31, 1994     YEAR ENDED OCTOBER 31,    MAY 31, 1994
                                                                  (COMMENCEMENT OF                           (COMMENCEMENT OF
                                          ----------------------   OPERATIONS) TO    ----------------------   OPERATIONS) TO
                                           1996+++       1995     OCTOBER 31, 1994    1996+++       1995     OCTOBER 31, 1994
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   12.11   $   12.47       $   11.43      $   12.03   $   12.45       $   11.43
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.03)      (0.03) *          0.01* *      (0.09)      (0.09) *         (0.01) * *
  Net realized and unrealized gain
   (loss) on investments................       2.34       (0.33)           1.03           2.30       (0.33)           1.03
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       2.31       (0.36)           1.04           2.21       (0.42)           1.02
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
Net asset value, end of period..........  $   14.42   $   12.11       $   12.47      $   14.24   $   12.03       $   12.45
                                          ----------  ----------  -----------------  ----------  ----------  -----------------
                                          ----------  ----------  -----------------  ----------  ----------  -----------------

Total investment return (c).............      19.08%      (2.89)%          9.10% (b)     18.37%      (3.37)%          8.92% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  38,397   $  36,241       $  23,615      $  53,678   $  50,181       $  30,954
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........      (0.19)%     (0.32)%          0.41% (a)     (0.69)%     (0.82)%         (0.09)% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................      (0.30)%     (0.58)%         (0.47)% (a)     (0.80)%     (1.08)%         (0.97)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........       2.14%       2.36%           2.40% (a)      2.64%       2.86%           2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................       2.25%       2.62%           3.28% (a)      2.75%       3.12%           3.78% (a)
Portfolio turnover rate++...............         41%         45%             18%            41%         45%             18%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0109         N/A             N/A      $  0.0109         N/A             N/A

----------------

 (a) Annualized.
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares for the period ended October 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B shares from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F37

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                             INFRASTRUCTURE FUND
                                          --------------------------
                                                ADVISOR CLASS+
                                          --------------------------
                                             YEAR      JUNE 1, 1995
                                             ENDED          TO
                                          OCTOBER 31,   OCTOBER 31,
                                            1996+++        1995
                                          -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.14     $   12.00
                                          -----------  -------------
Income from investment operations:
  Net investment income (loss)..........        0.04          0.02*
  Net realized and unrealized gain
   (loss) on investments................        2.34          0.12
                                          -----------  -------------
    Net increase (decrease) from
     investment operations..............        2.38          0.14
                                          -----------  -------------
Net asset value, end of period..........   $   14.52     $   12.14
                                          -----------  -------------
                                          -----------  -------------

Total investment return (c).............       19.60%         1.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     344     $     216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........        0.31%         0.18%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................        0.20%        (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc. (Notes 1 & 5)........        1.64%         1.86%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management Inc.......................        1.75%         2.12%(a)
Portfolio turnover rate++...............          41%           45%
Average commission rate per share paid
 on portfolio transactions++............   $  0.0109           N/A

----------------

 (a) Annualized.
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares for the period ended October 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B shares from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F38

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       NATURAL RESOURCES FUND
                                          --------------------------------------------------------------------------------
                                                          CLASS A                                  CLASS B
                                          ---------------------------------------  ---------------------------------------
                                                                   MAY 31, 1994                             MAY 31, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT   YEAR ENDED OCTOBER 31,   (COMMENCEMENT
                                                                  OF OPERATIONS)                           OF OPERATIONS)
                                          ----------------------  TO OCTOBER 31,   ----------------------  TO OCTOBER 31,
                                           1996+++       1995          1994         1996+++       1995          1994
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   11.44   $   12.41      $   11.43     $   11.36   $   12.38      $   11.43
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Income from investment operations:
  Net investment income (loss)..........      (0.24)       0.04*          0.06* *      (0.31)      (0.02) *         0.03* *
  Net realized and unrealized gain
   (loss) on investments................       6.28       (0.98)          0.92          6.25       (0.98)          0.92
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
    Net increase (decrease) from
     investment operations..............       6.04       (0.94)          0.98          5.94       (1.00)          0.95
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Distributions to shareholders:
  From net investment income............      (0.04)      (0.03)            --            --       (0.02)            --
  From net realized gain on
   investments..........................      (0.01)         --             --         (0.01)         --             --
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
    Total distributions.................      (0.05)      (0.03)            --         (0.01)      (0.02)            --
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
Net asset value, end of period..........  $   17.43   $   11.44      $   12.41     $   17.29   $   11.36      $   12.38
                                          ----------  ----------  ---------------  ----------  ----------  ---------------
                                          ----------  ----------  ---------------  ----------  ----------  ---------------

Total investment return (c).............      53.04%      (7.58)%         8.57% (b)     52.39%     (8.05)%         8.31% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  48,729   $  12,598      $  14,797     $  57,749   $  13,978      $  13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......      (1.55)%      0.41%          2.63% (a)     (2.05)%     (0.09)%         2.13% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.65)%     (0.69)%         0.65% (a)     (2.15)%     (1.19)%         0.15% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......       2.20%       2.37%          2.40% (a)      2.70%      2.87%          2.90% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.30%       3.47%          4.38% (a)      2.80%      3.97%          4.88% (a)
Portfolio turnover rate++...............         94%         87%           137%           94%         87%           137%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0243         N/A            N/A     $  0.0243         N/A            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F39

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                            NATURAL RESOURCES FUND
                                          --------------------------
                                                ADVISOR CLASS+
                                          --------------------------
                                             YEAR      JUNE 1, 1995
                                             ENDED          TO
                                          OCTOBER 31,   OCTOBER 31,
                                            1996+++        1995
                                          -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   11.47     $   11.45
                                          -----------  -------------
Income from investment operations:
  Net investment income (loss)..........       (0.17)         0.11*
  Net realized and unrealized gain
   (loss) on investments................        6.28         (0.09)
                                          -----------  -------------
    Net increase (decrease) from
     investment operations..............        6.11          0.02
                                          -----------  -------------
Distributions to shareholders:
  From net investment income............       (0.10)           --
  From net realized gain on
   investments..........................       (0.01)           --
                                          -----------  -------------
    Total distributions.................       (0.11)           --
                                          -----------  -------------
Net asset value, end of period..........   $   17.47     $   11.47
                                          -----------  -------------
                                          -----------  -------------

Total investment return (c).............       53.76%         0.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   5,502     $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......       (1.05)%        0.91%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.15)%       (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 2 & 5).......        1.70%         1.87%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        1.80%         2.97%(a)
Portfolio turnover rate++...............          94%           87%
Average commission rate per share paid
 on portfolio transactions++............   $  0.0243           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover rate and average commission rate are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
+++ These selected per share operating data were calculated based upon average shares outstanding during the period.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.
                                      F40

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             TELECOMMUNICATIONS FUND
                                          --------------------------------------------------------------
                                                                     CLASS A+
                                          --------------------------------------------------------------
                                                                                           JANUARY 27,
                                                                                               1992
                                                                                          (COMMENCEMENT
                                                      YEAR ENDED OCTOBER 31,              OF OPERATIONS)
                                          ----------------------------------------------  TO OCTOBER 31,
                                           1996 (D)      1995      1994 (D)      1993          1992
                                          ----------  ----------  ----------  ----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.42   $   17.80   $   16.92   $   11.16     $   11.43
                                          ----------  ----------  ----------  ----------  --------------
Income from investment operations:
  Net investment income (loss)..........      (0.13)      (0.09)      (0.01)       0.08          0.14*
  Net realized and unrealized gain
   (loss) on investments................       1.22       (0.43)       1.17        5.83         (0.41)
                                          ----------  ----------  ----------  ----------  --------------
    Net increase (decrease) from
     investment operations..............       1.09       (0.52)       1.16        5.91         (0.27)
                                          ----------  ----------  ----------  ----------  --------------
Distributions to shareholders:
  From net investment income............         --          --       (0.01)      (0.15)           --
  From net realized gain on
   investments..........................      (0.82)      (0.86)      (0.27)         --            --
                                          ----------  ----------  ----------  ----------  --------------
    Total distributions.................      (0.82)      (0.86)      (0.28)      (0.15)           --
                                          ----------  ----------  ----------  ----------  --------------
Net asset value, end of period..........  $   16.69   $   16.42   $   17.80   $   16.92     $   11.16
                                          ----------  ----------  ----------  ----------  --------------
                                          ----------  ----------  ----------  ----------  --------------

Total investment return (c).............       7.00%      (2.88)%      7.02%       53.6%         (2.4)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $1,204,428  $1,353,722  $1,644,402  $1,223,340    $ 442,862
Ratio of net investment income (loss) to
 average net assets.....................      (0.84)%     (0.49)%     (0.02)%       0.8%          2.1 %(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 7).......       1.74%       1.77%       1.80%        2.0%          2.3 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       1.79%       1.83%         --%**        --%**          -- %**
Portfolio turnover rate++++.............         37%         62%         57%         41%            4 %(a)
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0165         N/A         N/A         N/A           N/A

----------------

  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
  * Includes reimbursements by Chancellor LGT Asset Management, Inc. of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04% (See Note 2).
 ** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These per share operating performance data were calculated based upon the weighted average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.
                                      F41

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                    TELECOMMUNICATIONS FUND
                                          ---------------------------------------------------------------------------
                                                             CLASS B++
                                          -----------------------------------------------       ADVISOR CLASS+++
                                                                               APRIL 1,    --------------------------
                                                                                 1993         YEAR      JUNE 1, 1995
                                                YEAR ENDED OCTOBER 31,            TO          ENDED          TO
                                          ----------------------------------  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                           1996 (D)      1995      1994 (D)      1993       1996 (D)        1995
                                          ----------  ----------  ----------  -----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.20   $   17.66   $   16.87    $   12.68    $   16.46     $   15.24
                                          ----------  ----------  ----------  -----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.23)      (0.17)      (0.10)        0.01        (0.05)           --
  Net realized and unrealized gain
   (loss) on investments................       1.22       (0.43)       1.17         4.18         1.22          1.22
                                          ----------  ----------  ----------  -----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............       0.99       (0.60)       1.07         4.19         1.17          1.22
                                          ----------  ----------  ----------  -----------  -----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.01)          --           --            --
  From net realized gain on
   investments..........................      (0.82)      (0.86)      (0.27)          --        (0.82)           --
                                          ----------  ----------  ----------  -----------  -----------  -------------
    Total distributions.................      (0.82)      (0.86)      (0.28)          --        (0.82)           --
                                          ----------  ----------  ----------  -----------  -----------  -------------
Net asset value, end of period..........  $   16.37   $   16.20   $   17.66    $   16.87    $   16.81     $   16.46
                                          ----------  ----------  ----------  -----------  -----------  -------------
                                          ----------  ----------  ----------  -----------  -----------  -------------

Total investment return (c).............       6.46%      (3.37)%      6.50%        33.0%(b)       7.49%        7.94%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $1,007,654  $1,111,520  $1,184,081   $ 455,335    $     945     $     681
Ratio of net investment income (loss) to
 average net assets.....................      (1.34)%     (0.99)%     (0.52)%        0.3%(a)      (0.34)%        0.01%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 7).......       2.24%       2.27%       2.30%         2.5%(a)       1.24%        1.27%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.29%       2.33%         --%**         --%**       1.29%        1.33%(a)
Portfolio turnover rate++++.............         37%         62%         57%          41%          37%           62%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0165         N/A         N/A          N/A    $  0.0165           N/A

----------------

  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
  * Includes reimbursements by Chancellor LGT Asset Management, Inc. of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04% (See Note 2).
 ** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charge.
 (d) These per share operating performance data were calculated based upon the weighted average shares outstanding during the year.

    The accompanying notes are an integral part of the financial statements.
                                      F42

                             GT GLOBAL THEME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund, and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Theme Funds." The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has a total of twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aforementioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through October 31, 1996, all of the shares of beneficial interest of each Portfolio were owned by either its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Funds and Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, the GT Global Telecommunications Fund, and each of the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                                      F43

                             GT GLOBAL THEME FUNDS

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange of which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or

                                      F44

                             GT GLOBAL THEME FUNDS

Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1996, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                                                             OCTOBER 31, 1996
                                                                                  --------------------------------------
                                                                                  AGGREGATE VALUE ON
                                                                                         LOAN           CASH COLLATERAL
                                                                                  -------------------  -----------------
Global Consumer Products and Services Portfolio.................................   $      10,331,341   $      10,659,295
Global Financial Services Portfolio.............................................             750,391             805,810
GT Global Health Care Fund......................................................          20,556,418          21,329,702
Global Infrastructure Portfolio.................................................           6,788,616           7,455,555
Global Natural Resources Portfolio..............................................           3,663,443           3,777,600
GT Global Telecommunications Fund...............................................         214,505,953         222,733,129

                                                                                       YEAR ENDED
                                                                                    OCTOBER 31, 1996
                                                                                  --------------------
                                                                                     FEES RECEIVED
                                                                                  --------------------
Global Consumer Products and Services Portfolio.................................      $     44,553
Global Financial Services Portfolio.............................................             1,304
GT Global Health Care Fund......................................................            86,339
Global Infrastructure Portfolio.................................................            88,349
Global Natural Resources Portfolio..............................................            16,439
GT Global Telecommunications Fund...............................................           944,549

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian fees.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund, and GT Global Telecommunications Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, $51,500 and $88,750, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

                                      F45

                             GT GLOBAL THEME FUNDS

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc., is the Funds' and Portfolios' investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that a Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1996, GT Global retained the following sales charges: $115,133 for the GT Global Consumer Products and Services Fund, $4,721 for the GT Global Financial Services Fund, $90,926 for the GT Global Health Care Fund, $19,811 for the GT Global Infrastructure Fund, $49,532 for the GT Global Natural Resources Fund, and $231,226 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1996, as follows: $0 for the GT Global Consumer Products and Services Fund, $1,470 for the GT Global Financial Services Fund, $5,017 for the GT Global Health Care Fund, $4,529 for the GT Global Infrastructure Fund, $3,537 for the GT Global Natural Resources Fund, and $18,969 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of: $45,035 for the GT Global Consumer Products and Services Fund, $23,553 for the GT Global Financial Services Fund, $286,785 for the GT Global Health Care Fund, $239,035 for the GT Global Infrastructure Fund, $90,557 for the GT Global Natural Resources Fund, and $5,617,501 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of

                                      F46

                             GT GLOBAL THEME FUNDS

investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At October 31, 1996, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1996:

                       PURCHASES AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT   OTHER ISSUES
                                                                                  ---------------   ------------
Global Consumer Products and Services Portfolio.................................   $         --     $239,257,063
Global Financial Services Portfolio.............................................             --       17,579,805
GT Global Health Care Fund......................................................             --      839,344,279
Global Infrastructure Portfolio.................................................             --       34,122,375
Global Natural Resources Portfolio..............................................             --      161,696,208
GT Global Telecommunications Fund...............................................             --      891,464,656

                                                                                               SALES
                                                                                  --------------------------------
                                                                                  U.S. GOVERNMENT    OTHER ISSUES
                                                                                  ---------------   --------------
Global Consumer Products and Services Portfolio.................................   $         --     $   96,407,016
Global Financial Services Portfolio.............................................             --         13,303,919
GT Global Health Care Fund......................................................             --        931,408,323
Global Infrastructure Portfolio.................................................             --         45,967,339
Global Natural Resources Portfolio..............................................             --        102,403,195
GT Global Telecommunications Fund...............................................             --      1,310,205,434

4. CAPITAL SHARES
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Funds were as follows:

                                      F47

                             GT GLOBAL THEME FUNDS

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                                                                              DECEMBER 30, 1994
                                                                                                (COMMENCEMENT
                                                               YEAR ENDED                      OF OPERATIONS)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------   -----------------------------
CLASS A                                                SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------  -------------   -----------------   ------------   --------------
Shares sold.......................................      6,142,401     $   118,779,939        330,327     $  4,257,766
Shares issued in connection with reinvestment of
  distributions...................................         13,656             202,166             --               --
                                                    -------------   -----------------   ------------   --------------
                                                        6,156,057         118,982,105        330,327        4,257,766
Shares repurchased................................     (2,769,898)        (54,486,898)       (54,980)        (746,671)
                                                    -------------   -----------------   ------------   --------------
Net increase......................................      3,386,159     $    64,495,207        275,347     $  3,511,095
                                                    -------------   -----------------   ------------   --------------
                                                    -------------   -----------------   ------------   --------------


                                                                                              DECEMBER 30, 1994
                                                                                                (COMMENCEMENT
                                                               YEAR ENDED                      OF OPERATIONS)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------   -----------------------------
CLASS B                                                SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------  -------------   -----------------   ------------   --------------
Shares sold.......................................      5,689,956     $   110,105,123        246,365     $  3,239,565
Shares issued in connection with reinvestment of
  distributions...................................         10,957             161,052             --               --
                                                    -------------   -----------------   ------------   --------------
                                                        5,700,913         110,266,175        246,365        3,239,565
Shares repurchased................................     (1,675,446)        (32,960,366)       (47,105)        (579,906)
                                                    -------------   -----------------   ------------   --------------
Net increase......................................      4,025,467     $    77,305,809        199,260     $  2,659,659
                                                    -------------   -----------------   ------------   --------------
                                                    -------------   -----------------   ------------   --------------

                                                                                                JUNE 1, 1995
                                                                                              (COMMENCEMENT OF
                                                               YEAR ENDED                      SALE OF SHARES)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------   -----------------------------
ADVISOR CLASS                                          SHARES            AMOUNT            SHARES          AMOUNT
--------------------------------------------------  -------------   -----------------   ------------   --------------
Shares sold.......................................        589,226     $    12,396,492         11,525     $    152,299
Shares issued in connection with reinvestment of
  distributions...................................            402               5,969             --               --
                                                    -------------   -----------------   ------------   --------------
                                                          589,628          12,402,461         11,525          152,299
Shares repurchased................................       (248,775)         (5,293,607)          (331)          (4,444)
                                                    -------------   -----------------   ------------   --------------
Net increase......................................        340,853     $     7,108,854         11,194     $    147,855
                                                    -------------   -----------------   ------------   --------------
                                                    -------------   -----------------   ------------   --------------

                                      F48

                             GT GLOBAL THEME FUNDS

GT GLOBAL FINANCIAL SERVICES FUND

                                                          YEAR ENDED                YEAR ENDED
                                                       OCTOBER 31, 1996          OCTOBER 31, 1995
                                                    -----------------------  -------------------------
CLASS A                                              SHARES       AMOUNT      SHARES         AMOUNT
--------------------------------------------------  ---------  ------------  --------      -----------
Shares sold.......................................    900,372  $ 11,973,497   669,827      $ 7,432,400
Shares issued in connection with reinvestment of
  distributions...................................      3,997        50,562        --               --
                                                    ---------  ------------  --------      -----------
                                                      904,369    12,024,059   669,827        7,432,400
Shares repurchased................................   (867,261)  (11,494,650) (465,993)      (5,162,753)
                                                    ---------  ------------  --------      -----------
Net increase......................................     37,108  $    529,409   203,834      $ 2,269,647
                                                    ---------  ------------  --------      -----------
                                                    ---------  ------------  --------      -----------


                                                          YEAR ENDED                YEAR ENDED
                                                       OCTOBER 31, 1996          OCTOBER 31, 1995
                                                    -----------------------  -------------------------
CLASS B                                              SHARES       AMOUNT      SHARES         AMOUNT
--------------------------------------------------  ---------  ------------  --------      -----------
Shares sold.......................................    596,980  $  7,792,181   286,019      $ 3,181,342
Shares issued in connection with reinvestment of
  distributions...................................      2,898        36,456        --               --
                                                    ---------  ------------  --------      -----------
                                                      599,878     7,828,637   286,019        3,181,342
Shares repurchased................................   (281,339)   (3,677,982)  (94,377)      (1,037,075)
                                                    ---------  ------------  --------      -----------
Net increase......................................    318,539  $  4,150,655   191,642      $ 2,144,267
                                                    ---------  ------------  --------      -----------
                                                    ---------  ------------  --------      -----------

                                                                                   JUNE 1, 1995
                                                                                 (COMMENCEMENT OF
                                                          YEAR ENDED              SALE OF SHARES)
                                                       OCTOBER 31, 1996         TO OCTOBER 31, 1995
                                                    -----------------------  -------------------------
ADVISOR CLASS                                        SHARES       AMOUNT      SHARES         AMOUNT
--------------------------------------------------  ---------  ------------  --------      -----------
Shares sold.......................................      3,500  $     47,698     2,599      $    29,737
Shares issued in connection with reinvestment of
  distributions...................................         35           420        --               --
                                                    ---------  ------------  --------      -----------
                                                        3,535        48,118     2,599           29,737
Shares repurchased................................     (1,103)      (14,704)       --               --
                                                    ---------  ------------  --------      -----------
Net increase......................................      2,432  $     33,414     2,599      $    29,737
                                                    ---------  ------------  --------      -----------
                                                    ---------  ------------  --------      -----------

                                      F49

                             GT GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

                                                            YEAR ENDED                     YEAR ENDED
                                                         OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    ---------------------------   -----------------------------
CLASS A                                               SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------  -----------   -------------   -----------   ---------------
Shares sold.......................................   84,410,204   $1,903,687,570   78,194,828   $ 1,518,869,435
Shares issued in connection with reinvestment of
  distributions...................................    2,009,491      41,475,881     1,197,686        21,103,166
                                                    -----------   -------------   -----------   ---------------
                                                     86,419,695   1,945,163,451    79,392,514     1,539,972,601
Shares repurchased................................  (86,124,175)  (1,957,478,015) (82,265,383)   (1,598,688,749)
                                                    -----------   -------------   -----------   ---------------
Net increase (decrease)...........................      295,520   $ (12,314,564)   (2,872,869)  $   (58,716,148)
                                                    -----------   -------------   -----------   ---------------
                                                    -----------   -------------   -----------   ---------------


                                                            YEAR ENDED                     YEAR ENDED
                                                         OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    ---------------------------   -----------------------------
CLASS B                                               SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------  -----------   -------------   -----------   ---------------
Shares sold.......................................    6,741,207   $ 157,453,975     4,710,190   $    92,123,273
Shares issued in connection with reinvestment of
  distributions...................................      411,416       8,363,880       140,259         2,451,761
                                                    -----------   -------------   -----------   ---------------
                                                      7,152,623     165,817,855     4,850,449        94,575,034
Shares repurchased................................   (5,784,194)   (129,761,569)   (3,578,957)      (70,045,915)
                                                    -----------   -------------   -----------   ---------------
Net increase......................................    1,368,429   $  36,056,286     1,271,492   $    24,529,119
                                                    -----------   -------------   -----------   ---------------
                                                    -----------   -------------   -----------   ---------------

                                                                                          JUNE 1, 1995
                                                                                        (COMMENCEMENT OF
                                                            YEAR ENDED                   SALE OF SHARES)
                                                         OCTOBER 31, 1996              TO OCTOBER 31, 1995
                                                    ---------------------------   -----------------------------
ADVISOR CLASS                                         SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------  -----------   -------------   -----------   ---------------
Shares sold.......................................    1,142,479   $  27,246,793        32,235   $       625,703
Shares issued in connection with reinvestment of
  distributions...................................        3,280          67,679            --                --
                                                    -----------   -------------   -----------   ---------------
                                                      1,145,759      27,314,472        32,235           625,703
Shares repurchased................................   (1,121,971)    (26,090,499)       (7,577)         (162,450)
                                                    -----------   -------------   -----------   ---------------
Net increase......................................       23,788   $   1,223,973        24,658   $       463,253
                                                    -----------   -------------   -----------   ---------------
                                                    -----------   -------------   -----------   ---------------

                                      F50

                             GT GLOBAL THEME FUNDS

GT GLOBAL INFRASTRUCTURE FUND

                                                              YEAR ENDED                       YEAR ENDED
                                                           OCTOBER 31, 1996                 OCTOBER 31, 1995
                                                    -------------------------------  -------------------------------
CLASS A                                                SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold.......................................      2,175,475  $     30,275,819      2,997,022  $     35,715,669
Shares repurchased................................     (2,503,715)      (33,964,432)    (1,898,557)      (23,075,894)
                                                    -------------  ----------------  -------------  ----------------
Net increase (decrease)...........................       (328,240) $     (3,688,613)     1,098,465  $     12,639,775
                                                    -------------  ----------------  -------------  ----------------
                                                    -------------  ----------------  -------------  ----------------


                                                              YEAR ENDED                       YEAR ENDED
                                                           OCTOBER 31, 1996                 OCTOBER 31, 1995
                                                    -------------------------------  -------------------------------
CLASS B                                                SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold.......................................        903,064  $     12,423,925      2,815,712  $     33,606,616
Shares repurchased................................     (1,306,101)      (17,421,173)    (1,130,463)      (13,421,180)
                                                    -------------  ----------------  -------------  ----------------
Net increase (decrease)...........................       (403,037) $     (4,997,248)     1,685,249  $     20,185,436
                                                    -------------  ----------------  -------------  ----------------
                                                    -------------  ----------------  -------------  ----------------

                                                                                              JUNE 1, 1995
                                                                                            (COMMENCEMENT OF
                                                              YEAR ENDED                     SALE OF SHARES)
                                                           OCTOBER 31, 1996                TO OCTOBER 31, 1995
                                                    -------------------------------  -------------------------------
ADVISOR CLASS                                          SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------  -------------  ----------------  -------------  ----------------
Shares sold.......................................         11,122  $        154,109         21,018  $        257,486
Shares repurchased................................         (5,256)          (70,861)        (3,199)          (40,011)
                                                    -------------  ----------------  -------------  ----------------
Net increase......................................          5,866  $         83,248         17,819  $        217,475
                                                    -------------  ----------------  -------------  ----------------
                                                    -------------  ----------------  -------------  ----------------

                                      F51

                             GT GLOBAL THEME FUNDS

GT GLOBAL NATURAL RESOURCES FUND

                                                               YEAR ENDED                        YEAR ENDED
                                                            OCTOBER 31, 1996                  OCTOBER 31, 1995
                                                    ---------------------------------  -------------------------------
CLASS A                                                SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------  -------------  ------------------  -------------  ----------------
Shares sold.......................................      9,220,103  $      142,385,816      2,262,790  $     25,998,648
Shares issued in connection with reinvestment of
  distributions...................................          3,977              47,892          2,665            30,350
                                                    -------------  ------------------  -------------  ----------------
                                                        9,224,080         142,433,708      2,265,455        26,028,998
Shares repurchased................................     (7,529,884)       (116,812,100)    (2,356,872)      (27,189,124)
                                                    -------------  ------------------  -------------  ----------------
Net increase (decrease)...........................      1,694,196  $       25,621,608        (91,417) $     (1,160,126)
                                                    -------------  ------------------  -------------  ----------------
                                                    -------------  ------------------  -------------  ----------------


                                                               YEAR ENDED                        YEAR ENDED
                                                            OCTOBER 31, 1996                  OCTOBER 31, 1995
                                                    ---------------------------------  -------------------------------
CLASS B                                                SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------  -------------  ------------------  -------------  ----------------
Shares sold.......................................      4,288,540  $       66,460,658      1,073,588  $     12,447,266
Shares issued in connection with reinvestment of
  distributions...................................            709               8,495          2,190            24,898
                                                    -------------  ------------------  -------------  ----------------
                                                        4,289,249          66,469,153      1,075,778        12,472,164
Shares repurchased................................     (2,178,862)        (33,276,553)      (928,373)      (10,660,475)
                                                    -------------  ------------------  -------------  ----------------
Net increase......................................      2,110,387  $       33,192,600        147,405  $      1,811,689
                                                    -------------  ------------------  -------------  ----------------
                                                    -------------  ------------------  -------------  ----------------

                                                                                                JUNE 1, 1995
                                                                                              (COMMENCEMENT OF
                                                               YEAR ENDED                      SALE OF SHARES)
                                                            OCTOBER 31, 1996                 TO OCTOBER 31, 1995
                                                    ---------------------------------  -------------------------------
ADVISOR CLASS                                          SHARES            AMOUNT           SHARES           AMOUNT
--------------------------------------------------  -------------  ------------------  -------------  ----------------
Shares sold.......................................        663,037  $       10,703,010          9,525  $        110,453
Shares issued in connection with reinvestment of
  distributions...................................             77                 922             --                --
                                                    -------------  ------------------  -------------  ----------------
                                                          663,114          10,703,932          9,525           110,453
Shares repurchased................................       (356,384)         (5,379,503)        (1,258)          (14,767)
                                                    -------------  ------------------  -------------  ----------------
Net increase......................................        306,730  $        5,324,429          8,267  $         95,686
                                                    -------------  ------------------  -------------  ----------------
                                                    -------------  ------------------  -------------  ----------------

                                      F52

                             GT GLOBAL THEME FUNDS

GT GLOBAL TELECOMMUNICATIONS FUND

                                                             YEAR ENDED                     YEAR ENDED
                                                          OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    -----------------------------  ----------------------------
CLASS A                                                SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------  ------------  ---------------  -----------  ---------------
Shares sold.......................................   161,134,594  $ 2,777,197,821   83,031,164  $ 1,357,464,500
Shares issued in connection with reinvestment of
  distributions...................................     3,376,395       52,886,360    3,938,085       63,284,987
                                                    ------------  ---------------  -----------  ---------------
                                                     164,510,989    2,830,084,181   86,969,249    1,420,749,487
Shares repurchased................................  (174,818,005)  (3,017,740,549) (96,901,218)  (1,584,327,366)
                                                    ------------  ---------------  -----------  ---------------
Net decrease......................................   (10,307,016) $  (187,656,368)  (9,931,969) $  (163,577,879)
                                                    ------------  ---------------  -----------  ---------------
                                                    ------------  ---------------  -----------  ---------------


                                                             YEAR ENDED                     YEAR ENDED
                                                          OCTOBER 31, 1996               OCTOBER 31, 1995
                                                    -----------------------------  ----------------------------
CLASS B                                                SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------  ------------  ---------------  -----------  ---------------
Shares sold.......................................    15,365,874  $   260,167,785   20,348,248  $   330,809,778
Shares issued in connection with reinvestment of
  distributions...................................     2,882,770       44,452,585    2,988,078       47,599,706
                                                    ------------  ---------------  -----------  ---------------
                                                      18,248,644      304,620,370   23,336,326      378,409,484
Shares repurchased................................   (25,319,583)    (426,829,324) (21,776,751)    (351,935,028)
                                                    ------------  ---------------  -----------  ---------------
Net increase (decrease)...........................    (7,070,939) $  (122,208,954)   1,559,575  $    26,474,456
                                                    ------------  ---------------  -----------  ---------------
                                                    ------------  ---------------  -----------  ---------------

                                                                                           JUNE 1, 1995
                                                                                         (COMMENCEMENT OF
                                                             YEAR ENDED                  SALE OF SHARES)
                                                          OCTOBER 31, 1996             TO OCTOBER 31, 1995
                                                    -----------------------------  ----------------------------
ADVISOR CLASS                                          SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------  ------------  ---------------  -----------  ---------------
Shares sold.......................................     1,229,487  $    21,592,338       44,033  $       692,076
Shares issued in connection with reinvestment of
  distributions...................................         2,119           33,270           --               --
                                                    ------------  ---------------  -----------  ---------------
                                                       1,231,606       21,625,608       44,033          692,076
Shares repurchased................................    (1,216,785)     (21,450,446)      (2,662)         (46,403)
                                                    ------------  ---------------  -----------  ---------------
Net increase......................................        14,821  $       175,162       41,371  $       645,673
                                                    ------------  ---------------  -----------  ---------------
                                                    ------------  ---------------  -----------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended October 31, 1996, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                                                                                                            EXPENSE
                                                                                                                           REDUCTION
                                                                                                                           ---------
Global Consumer Products and Services Portfolio..........................................................................  $  17,893
Global Financial Services Portfolio......................................................................................      9,402
GT Global Health Care Fund...............................................................................................    130,688
Global Infrastructure Portfolio..........................................................................................     10,217
Global Natural Resources Portfolio.......................................................................................     45,253
GT Global Telecommunications Fund........................................................................................    399,684

                                      F53

                             GT GLOBAL THEME FUNDS

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by GT Global Health Care Fund and GT Global Telecommunications Fund at October 31, 1996 amounted to $91,854,438 and $180,037,891, respectively, at value.

Transactions with affiliated companies are as follows:

GT GLOBAL HEALTH CARE FUND:

                                                                                  NET REALIZED
                                                    PURCHASES COST   SALES COST   GAIN (LOSS)    DIVIDEND INCOME
                                                    ---------------  ----------  --------------  ---------------
AVECOR Cardiovascular, Inc........................  $     6,330,675  $       --    $       --    $            --
Cardiometrics, Inc................................        2,706,928          --            --                 --
Circon Corp.......................................       12,258,385          --            --                 --
Ethical Holdings PLC - ADR........................               --      52,500        15,000                 --
Protein Design Labs, Inc..........................       24,215,876          --            --                 --
Life Medical Sciences, Inc........................        3,070,938      78,750        12,500                 --
Visx, Inc.........................................       21,024,153          --            --                 --
TheraTech, Inc....................................       17,041,018          --            --                 --

GT GLOBAL TELECOMMUNICATIONS FUND:

                                                                                      NET REALIZED      DIVIDEND
                                                    PURCHASES COST     SALES COST      GAIN (LOSS)       INCOME
                                                    ---------------  --------------  ---------------  ------------
ANTEC Corp........................................  $     1,439,140  $           --  $            --  $         --
Tekelec...........................................       14,825,646              --               --            --
Gandalf Technologies, Inc.........................       31,367,695              --               --            --
Spectrian Corp....................................          774,360          65,000          (10,649)           --
International Engineering PLC - Foreign...........               --              --               --       363,579
Tele 2000 S.A.....................................          921,175              --               --            --
Orbital Sciences Corp.............................          988,000              --               --            --
Three-Five Systems, Inc...........................               --              --               --            --
PT Kabelindo Murni - Foreign......................               --         544,781         (429,432)           --
Atlantic Tele-Network, Inc........................               --         600,000          418,750            --
Intermedia Communications of Florida, Inc.........        4,654,000       3,164,600       11,357,407            --
DSP Communications, Inc...........................        8,594,164       5,887,500       27,129,998            --
Grupo Mexicano de Video - 144A ADR................               --       2,013,000       (1,997,750)           --

                                      F54

                             GT GLOBAL THEME FUNDS

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Listed below is the amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds to such countries for the fiscal year ended October 31, 1996:

                                                     FOREIGN SOURCE                   FOREIGN TAXES
FUND                                                     INCOME          PER SHARE         PAID         PER SHARE
--------------------------------------------------  -----------------  -------------  --------------  -------------
GT Global Consumer Products and Services Fund.....                --            --                --           --
GT Global Financial Services Fund.................   $       225,129     $     .16    $       31,826    $     .02
GT Global Health Care Fund........................                --            --                --           --
GT Global Infrastructure Fund.....................         1,352,652           .21           121,927          .02
GT Global Natural Resources Fund..................                --            --                --           --
GT Global Telecommunications Fund.................        21,566,789           .17         2,964,143          .02

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1996:

                                                      CAPITAL GAIN
FUND                                                    DIVIDEND
--------------------------------------------------  ----------------
GT Global Consumer Products and Services Fund.....   $        3,871
GT Global Financial Services Fund.................               --
GT Global Health Care Fund........................      184,899,943
GT Global Infrastructure Fund.....................               --
GT Global Natural Resources Fund..................               --
GT Global Telecommunications Fund.................       89,356,749

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended October 31, 1996:

FUND
--------------------------------------------------
GT Global Consumer Products and Services Fund.....       1.25%
GT Global Financial Services Fund.................      18.00%
GT Global Health Care Fund........................       3.75%
GT Global Infrastructure Fund.....................      10.00%
GT Global Natural Resources Fund..................       3.50%
GT Global Telecommunications Fund.................       9.50%

                                      F55

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL THEME FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND

Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND

Concentrates of equity securities of large cap companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS
GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.


                                                                     THESX703 MC

                            GT GLOBAL INCOME FUNDS:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                                 March 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of the GT Global Government Income Fund ("Government Income Fund"), GT Global Strategic Income Fund ("Strategic Income Fund") and GT Global High Income Fund ("High Income Fund") (each, a "Fund," and, collectively, "Funds"). Each Fund is a non-diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a Prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or by calling the Funds at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager and administrator for the Government Income Fund, the Strategic Income Fund and the Global High Income Portfolio (the "Portfolio") and also serves as the administrator of the High Income Fund. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     15
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     24
Directors, Trustees and Executive Officers...............................................................................     26
Management...............................................................................................................     28
Valuation of Fund Shares.................................................................................................     30
Information Relating to Sales and Redemptions............................................................................     31
Taxes....................................................................................................................     32
Additional Information...................................................................................................     35
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     44
Financial Statements.....................................................................................................     46


[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL INCOME FUNDS

                       INVESTMENT OBJECTIVES AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. The Strategic Income Fund and the High Income Fund primarily seek high current income and secondarily seek capital appreciation. The High Income Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a non-diversified open-end management investment company with investment objectives identical to those of the Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by the High Income Fund will be its interest in the Portfolio. The High Income Fund may withdraw its investment in the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the High Income Fund's assets would be invested in accordance with the investment policies of the Portfolio described below and in the Prospectus.


INVESTMENT IN EMERGING MARKETS
The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. The Strategic Income Fund may invest up to 50% of its assets in debt securities of issuers in emerging markets. The Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.


In addition to the factors set forth in the Prospectus, the Manager will also consider, when determining what countries constitute emerging markets, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


SELECTION OF DEBT INVESTMENTS

In determining the appropriate distribution of investments among various countries and geographic regions for the Government Income Fund, the Strategic Income Fund and the Portfolio, the Manager ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Government Income Fund, the Strategic Income Fund and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Government Income Fund, the Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by the Government Income Fund, the Strategic Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Government Income Fund, the Strategic Income Fund and the Portfolio anticipate investing directly in these markets. The Government Income Fund, the Strategic Income Fund and the Portfolio may also invest in the securities of closed-end investment

                   Statement of Additional Information Page 2

                             GT GLOBAL INCOME FUNDS
companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by the High Income Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Government Income Fund, the Strategic Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.

SAMURAI AND YANKEE BONDS
The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Government Income Fund, the Strategic Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Strategic Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Strategic Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Strategic Income Fund and the Portfolio each will have a right to call each loan and obtain the securities on five business days' notice. The Government Income Fund, the Strategic Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Strategic Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the the Strategic Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Strategic Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of either Fund or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund or Portfolio buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Funds or Portfolio if the other party to the repurchase agreement becomes bankrupt, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to enter into


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repurchase agreements only with banks and broker/dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. The Manager reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Government Income Fund, the Strategic Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund's or the Portfolio's ability to sell the collateral and the Government Income Fund, the Strategic Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. The Government Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Government Income Fund's borrowings will not exceed 30% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Strategic Income Fund's and the Portfolio's borrowings will not exceed 33 1/3% of the Strategic Income Fund's or the Portfolio's, respective total assets. The Government Income Fund, the Strategic Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.

The Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. The Government Income Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. The Strategic Income Fund and Portfolio may borrow for leveraging purposes. In the event that the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Government Income Fund's, the Strategic Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund or the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Government Income Fund, the Strategic Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve a Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. The Government Income Fund, the Strategic Income Fund and the Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
The Government Income Fund, the Strategic Income Fund and the Portfolio are authorized to make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. The Government Income Fund, the Strategic Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long

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positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. The Government Income Fund, the Strategic Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Government Income Fund, the Strategic Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Government Income Fund, the Strategic Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Government Income Fund, the Strategic Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when the Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Government Income Fund, the Strategic Income Fund or the Portfolio or a security convertible into or exchangeable for such security, or when the Manager wants to sell the security the Fund or the Portfolio owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, any future losses in the Government Income Fund's, the Strategic Income Fund's Fund or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

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                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund or the Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund or the Portfolio could suffer a loss. In either such case, the Fund or the Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, a Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.


WRITING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Government Income Fund, the Strategic Income Fund and the Portfolio.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such

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earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, the Government Income Fund, the Strategic Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Government Income Fund, the Strategic Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that the Government Income Fund, the Strategic Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Government Income Fund, the Strategic Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund or the Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of

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the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, the Government Income Fund, the Strategic Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an

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underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund or the Portfolio, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of a Fund's or the Portfolio's total assets at the time of purchase.

The Government Income Fund, the Strategic Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Portfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing

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level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund or the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. The Government Income Fund, the Strategic Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates.

The Government Income Fund's, the Strategic Income Fund and the Portfolio only will enter into Futures Contracts which are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

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A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is less, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Government Income Fund, the Strategic Income Fund or the Portfolio.

The Government Income Fund, the Strategic Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Government Income Fund, the Strategic Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any

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deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.


The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.


If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the

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amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of the Fund's or the Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable.

The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward
Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund or the Portfolio has purchased) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered ") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS

The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. The Strategic Income Fund and the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio. The Manager, the Strategic Income Fund and


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the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Manager. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.


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                                  RISK FACTORS

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ILLIQUID SECURITIES


The Government Income Fund may invest up to 10% of its total assets in securities the disposition of which may be subject to legal or contractual restrictions or the markets for which may be illiquid. The Strategic Income Fund and the Portfolio each may invest up to 15% of net assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to sell the security for approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, each Fund and the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund or the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund or the Portfolio might obtain a less favorable price than prevailed when it decided to sell.



Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchsaing Rule 144A-eligible restricted securities held by a Fund or the Portfolio, however, could affect adversely the marketability of such portfolio securities and a Fund or the Portfolio might be unable to dispose of such securities promptly or at favorable prices.


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With  respect  to liquidity  determinations  generally, the  Company's  Board of
Directors has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager will monitor the liquidity of securities held by each Fund and the Portfolio and report periodically on such decisions to the Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to registration restrictions of more than seven days, will generally be treated as illiquid.



FOREIGN SECURITIES


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country.



    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.



    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or the Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Government Income Fund, the Strategic Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In

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addition, where public information  is available, it may  be less reliable  than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in their respective net asset values and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Funds. Moreover, if the value of the foreign currencies in which a Fund or the Portfolio receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund or the Portfolio may be required to liquidate securities in order to make distributions if the Fund or the Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.


The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.


Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds and the Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.

The Funds and the Portfolio may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments; and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    CONCENTRATION. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable


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                             GT GLOBAL INCOME FUNDS

companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.



    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.



    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.



The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.



The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.



    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Funds intend to invest in Hong Kong, which will revert to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.



    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin


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                             GT GLOBAL INCOME FUNDS

American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.



Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.



Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.



    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. The Strategic Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Strategic Income Fund's and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.



Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.



Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


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                             INVESTMENT LIMITATIONS

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Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by the holders of the lesser of (i) 67% of that Fund's shares or the total beneficial interests of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio are represented, or (ii) more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio. Whenever the High Income Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

                             GOVERNMENT INCOME FUND

The Government Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;


        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts ("REITs"), and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information and subject to (14) below;


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                             GT GLOBAL INCOME FUNDS


        (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by a Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's total assets;



        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7)  Sell  securities  short,  except  to  the  extent  that  the   Fund
    contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (8) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (14) below;

        (9) Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for the 300% asset coverage;

       (10) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (11) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (12) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

       (13) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (14) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.


For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the Government Income Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (i) borrow money to purchase securities; and (ii) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.

                             STRATEGIC INCOME FUND

The Strategic Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

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                             GT GLOBAL INCOME FUNDS

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund);


        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts (REITs), and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information and subject to (13) below;



        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (5)  Make  loans,  except  that  the  Fund  may  invest  in  loans   and
    participations,   purchase  debt   securities  and   enter  into  repurchase
    agreements and make loans of portfolio securities;

        (6)  Sell  securities  short,  except  to  the  extent  that  the   Fund
    contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (13) below;

        (8) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll"
    transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (11) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

       (12) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (13) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following investment policies of the Strategic Income Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Invest more than 15% of its total assets in illiquid securities;

        (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.); and

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                             GT GLOBAL INCOME FUNDS

        (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund).


                       HIGH INCOME FUND AND THE PORTFOLIO



The High Income Fund and the Portfolio each may not:


        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, including real estate limited partnerships, provided that the Fund and the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund and the Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund and the Portfolio may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund and the Portfolio may invest in loans and participations, purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund and the Portfolio may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's or the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund or the Portfolio from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund or the Portfolio may not exceed one-third of the Fund's or the Portfolio's respective total assets. In the event that the asset coverage for the Fund's or the Portfolio's borrowings falls below 300%, the Fund or the Portfolio will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's or the Portfolio's assets;

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund or the Portfolio may invest in securities of companies that engage in these activities; or

       (10) With respect to 50% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
    Fund).


For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, they intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


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                             GT GLOBAL INCOME FUNDS


The following investment policies of the High Income Fund and the Portfolio are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors or the Portfolio's Board of Trustees without shareholder approval. The Fund and the Portfolio may not:


        (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (3) Purchase or retain the securities of any issuer, if, to the Fund's or the Portfolio's knowledge, one or more of the officers or Directors of the Company, the Fund's or the Portfolio's investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

        (5) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund); or

        (6) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund).


Investors should refer to the Prospectus for further information with respect to each Fund's investment objectives, which may not be changed without the approval of shareholders, and the Portfolio's investment objectives, which may be changed without the approval of investors in the Portfolio, and other investment policies and techniques, which may be changed without shareholder approval.


                  Statement of Additional Information Page 23

                             GT GLOBAL INCOME FUNDS

                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Government Income and Strategic Income Funds' and the Portfolio's portfolio transactions and the selection of broker/ dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing portfolio transactions, the Manager seeks the best net results for the Government Income and Strategic Income Funds and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/ dealers in the execution of portfolio transactions.

Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Funds and the Portfolio, the Manager may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term.
Research services may also be received from dealers who execute Fund transactions in OTC markets.


The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and the Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.

Under a policy adopted by the Company's Board of Directors and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.

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                             GT GLOBAL INCOME FUNDS

Each Fund and the Portfolio contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by a Fund and the Portfolio in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Continental Depository Receipts ("CDRs") or European Depository Receipts ("EDRs") or securities convertible into foreign equity securities. ADRs, ADSs, CDRs and EDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the OTC markets.



The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1996, 1995 and 1994, the Portfolio paid aggregate brokerage commissions of $86,600, $0 and $24,000, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Government Income Fund paid aggregate brokerage commissions of $24,663, $0 and $92,397, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Strategic Income Fund paid aggregate brokerage commissions of $85,404, $0 and $134,876, respectively.


PORTFOLIO TRADING AND TURNOVER

Each Fund and the Portfolio engages in portfolio trading when the Manager concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's or the Portfolio's average month-end portfolio value, excluding short-term investments. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. The portfolio turnover rates for the Government Income Fund, Strategic Income Fund and the Portfolio the last two fiscal years were as follows:



                                                                                          YEAR ENDED         YEAR ENDED
                                                                                       OCTOBER 31, 1996   OCTOBER 31, 1995
                                                                                       -----------------  -----------------
Government Income Fund...............................................................           268%               385%
Strategic Income Fund................................................................           177%               238%
High Income Portfolio................................................................           290%               213%


                  Statement of Additional Information Page 25

                             GT GLOBAL INCOME FUNDS

                            DIRECTORS, TRUSTEES AND
                               EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The  term "Directors" as  used below refers  to the Company's  Directors and the
Portfolio's  Trustees  collectively.  The  Company's  Directors  and   executive
officers and the Portfolio's Trustees and executive officers are listed below.


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 26

                             GT GLOBAL INCOME FUNDS


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director of
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, GT Global, GT Services and G.T. Insurance from February 1996
New York, NY 10036                to October 1996; Vice President, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; Senior Vice President, General
                                  Counsel and Secretary, Strong/ Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                         ------------------------------


The Board has a Nominating and Audit Committee, composed of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., and a Trustee and officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio and Growth Portfolio, which also are registered investment companies managed by the Manager. Each of the individuals listed above serves as a Director or officer of the Company as well as a Trustee or officer of the Portfolio. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of 11 registered investment companies with 41 series managed or administered by the Manager. Each Director or Trustee who is not a director, officer or employee of the Manager or any affiliated company is paid aggregate fees of $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers, or employees of the Manager or any affiliated companies, received total compensation of $30,200, $30,200, $26,600 and $30,200, respectively, from the Company's series Funds for their services as Directors. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley received total compensation of $80,100, $80,100, $72,600 and $80,100, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Company's Funds in the aggregate.


                  Statement of Additional Information Page 27

                             GT GLOBAL INCOME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

The Manager serves as the Government Income Fund's and the Strategic Income Fund's investment manager and administrator under an Investment Management and Administration Contract between the Company and the Manager ("Company Management Contract") and as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and the Manager ("Portfolio Management Contract") (collectively, "Management Contracts"). The Manager serves as the High Income Fund's administrator under an Administration Contract ("Administration Contract") between the Company and the Manager. The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for the Government Income Fund, the Strategic Income Fund and the Portfolio and as administrator, the Manager administers each Fund's and the Portfolio's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, the Funds, and the Portfolio and provides suitable office space, necessary small office equipment and utilities. For these services, the Government Income Fund and the Strategic Income Fund each pay the Manager investment management and administration fees, based on the Funds' average daily net assets computed daily and paid monthly, at the annualized rate of .725% on the first $500 million, .70% on the next 1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, computed daily and paid monthly, to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the High Income Fund bears a pro rata portion of the investment management and administration fee paid by the Portfolio to the Manager. The Portfolio pays such fees also computed daily and paid monthly at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion, and .40% on amounts thereafter of its average daily net assets, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors or Trustees who are not parties to the Management Contract or the Administration Contract, as applicable or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Government Income Fund, the Strategic Income Fund and the Portfolio and the Administration Contract provides that with respect to the High Income Fund either the Company, the Portfolio or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Management Contracts and the Administration Contract terminate automatically in the event of their assignment (as defined in the 1940 Act).


In each of the last three fiscal years the Government Income Fund paid investment management and administration fees to the Manager in the following amounts:


                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $ 3,672,503
1995.......................................................................................................     4,946,971
1994.......................................................................................................     6,390,750


                  Statement of Additional Information Page 28

                             GT GLOBAL INCOME FUNDS

In each of the last three fiscal years the Strategic Income Fund paid investment management and administration fees to the Manager in the following amounts:


                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $ 3,807,689
1995.......................................................................................................     4,293,053
1994.......................................................................................................     5,392,542



In each of the last three fiscal years, the Portfolio paid investment management and administration fees to the Manager in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $ 3,014,924
1995.......................................................................................................     2,411,786
1994.......................................................................................................     2,266,420



In each of the last three fiscal years, the High Income Fund paid investment management and administration fees to the Manager in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $ 1,015,220
1995.......................................................................................................       860,884
1994.......................................................................................................       886,795



DISTRIBUTION SERVICES

Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, GT Global on a "best efforts" basis without a sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


The Transfer Agent has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for them. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by each Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1996 and October 31, 1995, the Fund paid transfer agency and accounting services fees to the Manager of Government Income Fund, Strategic Income Fund, and High Income Fund were $1,026,383 and $1,134,651; $1,159,230 and $1,253,480; and $746,349 and $679,763, respectively.


EXPENSES OF THE FUNDS AND THE PORTFOLIO

Each Fund and the Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds and other funds organized as series of the Company are allocated  on  a basis  deemed fair  and equitable,  which may  be based  on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's and the Portfolio's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.


                  Statement of Additional Information Page 29

                             GT GLOBAL INCOME FUNDS

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing business time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's and the Portfolio's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by a Fund or the Portfolio are valued at their last bid price in the case of listed options or, in the case of OTC options at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. When market quotations for futures and options on futures held by a Fund or the Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's or the Portfolio's total assets. The Fund's or the Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's or the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.

European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Funds' respective net asset values therefore may not take place

                  Statement of Additional Information Page 30

                             GT GLOBAL INCOME FUNDS
contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

--------------------------------------------------------------------------------

                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES

Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.


EXCHANGES BETWEEN FUNDS
Shares of each Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares of a Fund may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' prior notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone, telex or telegram redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days written notice.

                  Statement of Additional Information Page 31

                             GT GLOBAL INCOME FUNDS

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds from disposing of their portfolio securities or in fairly determining the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS

Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The High Income Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies all the requirements described above to qualify as a RIC.


Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


See "Taxation of Certain Investment Activities" below for a discussion of the tax consequences to the High Income Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICS") and other foreign securities by, the Portfolio.


                  Statement of Additional Information Page 32

                             GT GLOBAL INCOME FUNDS

TAXATION OF THE PORTFOLIO -- GENERAL

The Portfolio is treated as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, the High Income Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to New York income or franchise tax.



Because, as noted above, the High Income Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the High Income Fund will be able to continue to satisfy all those requirements.



Distributions to the High Income Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The High Income Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (2) that Fund's share of the Portfolio's losses.


TAXATION OF CERTAIN INVESTMENT ACTIVITIES
For purposes of the following discussion, "Investor Fund" means the Government Income Fund, the Strategic Income Fund or the Portfolio.


    FOREIGN TAXES. Dividends and interest received by an Investor Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of the High Income Fund, its proportionate share of any foreign taxes paid by the Portfolio) (a "Fund's foreign taxes").
Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of High Income Fund, its proportionate share of the Portfolio's income from those sources) as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (or, in the case of the High Income Fund, its proportionate share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election.



    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Investor Fund may invest in the stock of PFICs part. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of the High Income Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the High Income Fund, by the Portfolio) on the stock of a PFIC or of any gain from its (or, in the case of the High Income Fund, by the Portfolio's) disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.



If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the High Income Fund) would be required to include in income each taxable year its pro rata share (taking into account, in the case of High Income Fund, its proportionate share of the Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (the excess of


                  Statement of Additional Information Page 33

                             GT GLOBAL INCOME FUNDS

net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Investor Fund (or, in the case of the Portfolio, the High Income Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Pursuant to  proposed regulations,  open-end  RICs such  as  the Fund  would  be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Investor Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the High Income Fund). However, income from the disposition by an Investor Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) if they are held for less than three months. Income from the disposition by an Investor Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) if they are held for less than three months.



If an Investor Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Investor Fund (or, in the case of the Portfolio, the High Income Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Investor Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions listed. To the extent this treatment is not available, an Investor Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) to continue to qualify as a RIC.



Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.



The Strategic Income Fund and the Portfolio each may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, that Fund and the Portfolio (and, through it, the High Income
Fund) each must include in its income the portion of the OID that accrues on the securities during the taxable year, even if no corresponding payment on them is received during the year. Similarly, the Strategic Income Fund and the Portfolio each must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, either of them may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). Those distributions will be made from the Fund's (or, in the case of the High Income Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund may (directly or through the Portfolio) realize capital gains or losses from those sales, which would increase or decrease its investment company


                  Statement of Additional Information Page 34

                             GT GLOBAL INCOME FUNDS

taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the ability of the Strategic Income Fund or the Portfolio, as the case may be, to sell other securities, or certain options, Futures, Forward Contracts or foreign currency positions, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.


TAXATION OF THE FUND'S SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.


A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through the Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.


If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic taxpayers will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.



The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund's, their shareholders and the Portfolio. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


                  Statement of Additional Information Page 35

                             GT GLOBAL INCOME FUNDS

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of each Fund's and the Portfolio's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Funds and the Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston Massachusetts 02109. Coopers & Lybrand L.L.P., conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' and the Portfolio's federal and state income tax returns and consults with the Company, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Funds and the Portfolio the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by the Company, the Funds and/or the Portfolio at any time, or to grant the use of such names to any other company.

--------------------------------------------------------------------------------


                               INVESTMENT RESULTS


--------------------------------------------------------------------------------


STANDARDIZED RETURNS


Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A, Class B and Advisor Class shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Strategic Income Fund, stated as average annualized total returns for the periods shown, were:



                                                                                      STRATEGIC    STRATEGIC      STRATEGIC
                                                                                       INCOME       INCOME         INCOME
                                                                                        FUND         FUND           FUND
PERIOD                                                                                (CLASS A)    (CLASS B)   (ADVISOR CLASS)
-----------------------------------------------------------------------------------  -----------  -----------  ---------------
Fiscal year ended October 31, 1996.................................................       17.15%       17.15%         23.39%
October 31, 1991 through October 31, 1996..........................................       10.48%         n/a            n/a
May 31, 1995 (commencement of operations) through October 31, 1996.................         n/a          n/a          18.99   %
October 22, 1992 (commencement of operations) through October 31, 1996.............         n/a        10.27 %          n/a
March 29, 1988 (commencement of operations) through October 31, 1996...............        8.96 %        n/a            n/a


                  Statement of Additional Information Page 36

                             GT GLOBAL INCOME FUNDS


The Standardized Returns for the Class A, Class B and Advisor Class shares of the Government Income Fund, stated as average annualized total returns for the periods shown, were:



                                                                                GOVERNMENT     GOVERNMENT       GOVERNMENT
                                                                                  INCOME         INCOME           INCOME
                                                                                   FUND           FUND             FUND
PERIOD                                                                           (CLASS A)      (CLASS B)     (ADVISOR CLASS)
-----------------------------------------------------------------------------  -------------  -------------  -----------------
Fiscal year ended October 31, 1996...........................................         2.03%          1.57%            7.49%
October 31, 1991 through October 31, 1996....................................         5.64%           n/a              n/a
May 31, 1995 (commencement of operations) through October 31, 1996...........          n/a            n/a             5.84    %
October 22, 1992 (commencement of operations) through October 31, 1996.......          n/a           5.57  %           n/a
March 29, 1988 (commencement of operations) through October 31, 1996.........         6.73  %         n/a              n/a



The Standardized Returns for the Class A, Class B and Advisor Class shares of the High Income Fund, stated as average annualized total returns for the periods shown, were:



                                                                                                                  HIGH
                                                                                        HIGH        HIGH         INCOME
                                                                                       INCOME      INCOME         FUND
                                                                                        FUND        FUND        (ADVISOR
PERIOD                                                                               (CLASS A)   (CLASS B)       CLASS)
-----------------------------------------------------------------------------------  ----------  ----------  --------------
Fiscal year ended October 31, 1996.................................................      32.44%      33.16%       39.38%
May 31, 1995 (commencement of operations) through October 31, 1996.................        n/a         n/a        32.13    %
October 22, 1992 (commencement of operations) through October 31, 1996.............      16.20 %     16.52 %        n/a



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class are not subject to sales charges.



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Strategic Income Fund, stated as aggregate total returns for the periods shown, were:



                                                                                                               STRATEGIC
                                                                                     STRATEGIC   STRATEGIC       INCOME
                                                                                       INCOME      INCOME         FUND
                                                                                        FUND        FUND        (ADVISOR
PERIOD                                                                               (CLASS A)   (CLASS B)       CLASS)
-----------------------------------------------------------------------------------  ----------  ----------  --------------
May 31, 1995 (commencement of operations) through October 31, 1996.................        n/a         n/a         27.98   %
October 22, 1992 (commencement of operations) through October 31, 1996.............        n/a       50.21 %         n/a
March 29, 1988 (commencement of operations) through October 31, 1996...............     119.43 %       n/a           n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Government Income Fund, stated as aggregate total returns for the periods shown, were:



                                                                                                             GOVERNMENT
                                                                                GOVERNMENT    GOVERNMENT       INCOME
                                                                                  INCOME        INCOME          FUND
                                                                                   FUND          FUND         (ADVISOR
PERIOD                                                                          (CLASS A)     (CLASS B)        CLASS)
-----------------------------------------------------------------------------  ------------  ------------  --------------
May 31, 1995 (commencement of operations) through October 31, 1996...........         n/a           n/a           8.38   %
October 22, 1992 (commencement of operations) through October 31, 1996.......         n/a         26.14  %         n/a
March 29, 1988 (commencement of operations) through October 31, 1996.........       83.72  %        n/a            n/a



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the High Income Fund, stated as aggregate total returns for the periods shown, were:



                                                                                                                  HIGH
                                                                                        HIGH        HIGH         INCOME
                                                                                       INCOME      INCOME         FUND
                                                                                        FUND        FUND        (ADVISOR
PERIOD                                                                               (CLASS A)   (CLASS B)       CLASS)
-----------------------------------------------------------------------------------  ----------  ----------  --------------
May 31, 1995 (commencement of operations) through October 31, 1996.................        n/a         n/a        48.49    %
October 22, 1992 (commencement of operations) through October 31, 1996.............      92.10 %     87.02 %        n/a


                  Statement of Additional Information Page 37

                             GT GLOBAL INCOME FUNDS


YIELD


Each Fund may also include its current yield ("Yield") in advertisements, sales literature and shareholder reports. Yield, which is calculated separately for Class A, Class B and Advisor Class shares of each Fund, is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the SEC:


                   a-b
YIELD =   2     [( --  + 1  )   (6)-1]
                   cd


The Yields of the Class A shares of the Strategic Income Fund, Government Income Fund and High Income Fund for the one-month period ended October 31, 1996 were 6.58%, 6.23% and 7.29%, respectively. The Yields of the Class B shares of the Strategic Income Fund, Government Income Fund and High Income Fund for the
one-month period ended October 31, 1996 were 6.23%, 5.87% and 7.00%, respectively. The Yields of the Advisor Class shares of the Strategic Income Fund, Government Income Fund and High Income Fund for the one-month period ended October 31, 1996 were 7.27%, 6.74% and 8.04%, respectively.


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, as amended, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.

Each Fund and GT Global, from time to time, may compare the Funds with the following:

        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets including the Salomon Brothers World Government Bond Index, which is a widely used index of ten year government bonds with remaining maturities greater than one year.


        (2) The Shearson Lehman Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).



        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be

                  Statement of Additional Information Page 38

                             GT GLOBAL INCOME FUNDS
    compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities and the Salomon Brothers Brady Bond Index which measures the total return performance of Brady Bonds issued since March, 1990, and are issued in U.S. dollar denominated instruments.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.


       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.


       (13) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on bond and stock markets in developing countries

       (14) J.P. Morgan & Co. Bond Indices, including, among others, the J.P. Morgan Traded Government Bond Index which is an index composed of liquid non-U.S. fixed income securities based on market weightings and currency since 1986.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16)  The  World  Bank  Publication  of  Trends  in  Developing Countries
    ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (18) Datastream and Worldscope, each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20) Various publications and reports produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (22) Various publications including but not limited to ratings agencies such as Moody's, S&P and Fitch.


       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (24) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley,


                  Statement of Additional Information Page 39

                             GT GLOBAL INCOME FUNDS
Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.


From time to time, each Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management in advertising materials.


GT Global believes the GT Global Income Funds can be an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The GT Global Income Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

The Funds may compare their performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Funds may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Funds differ from bank investments in several respects. The Funds may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Funds will have a fluctuating share price and return and is not FDIC insured.


The Funds' performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, each Fund's performance may be compared to mutual fund performance indices prepared by Lipper.


GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.


In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial

                  Statement of Additional Information Page 40

                             GT GLOBAL INCOME FUNDS
or   business  publications  and  periodicals,  including  model  portfolios  or allocations, as they relate to fund management, investment philosophy, and investment techniques.


Each Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.



From time to time, each Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, each Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, each Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.



Each Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R2 in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.



Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.



Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these plans, which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.


SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.



CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and  most
other   not-for-profit   corporations   can   make   pre-tax   salary  reduction
contributions to these accounts.



PROFIT-SHARING  (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally


                  Statement of Additional Information Page 41

                             GT GLOBAL INCOME FUNDS
permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Market risk entails a change in value of a security due to market uncertainty. Industry risk can be described as the market risk associated with companies engaged in a similar business.


The next two risks, credit and interest rate risk, more often are associated with fixed income investing. Credit risk refers to the creditworthiness of an issuer of debt securities and its ability to pay interest and repay the principal value of the bond. Interest rate risk has two components. When interest rates rise or fall the value of the security generally will move correspondingly in the opposite direction. Further, the longer the maturity the greater the impact on the bond's value.

Finally, there is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.


From time to time, the Funds and GT Global will quote data regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of such financial organizations as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.



 2) Stock market trading volume: Morgan Stanley Capital International World Indices and IFC.



 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.



 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product (GDP): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.


13) Total exports and imports by year: IFC, The World Bank and Datastream.



14) Top three companies by country, industry, or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

                  Statement of Additional Information Page 42

                             GT GLOBAL INCOME FUNDS

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


From time to time, GT Global may include in its advertisements and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


GT GLOBAL ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


ECONOMIC DEVELOPMENT IN EMERGING MARKETS
The Manager has identified six phases to track the progress of developing economies.

In addition, the Manager focuses on the transitions between each phase:

    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.

    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.

    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.

EMERGING MARKET TRADING VOLUME
The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991, to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.

                  Statement of Additional Information Page 43

                             GT GLOBAL INCOME FUNDS

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------
DESCRIPTION OF BOND RATINGS

Moody's rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

        A   --  Upper-medium-grade-obligations.   Factors  giving   security  to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                  Statement of Additional Information Page 44

                             GT GLOBAL INCOME FUNDS


S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal and differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay senior short-term debt obligations. Prime-1 repayment ability generally will be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability to repay senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends


                  Statement of Additional Information Page 45

                             GT GLOBAL INCOME FUNDS
and   coverage  ratios,  while   sound,  may  be   more  subject  to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest rating indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Funds as of October 31, 1996 and for the year then ended appear on the following pages.


                  Statement of Additional Information Page 46

                             GT GLOBAL INCOME FUNDS

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of GT Global Government Income Fund, GT Global High Income Fund - Consolidated, and GT Global Strategic Income Fund, including the portfolios of investments, as of October 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of GT Global Government Income Fund, GT Global High Income Fund - Consolidated, and GT Global Strategic Income Fund as of October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

                        GT GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (89.0%)
  Australia (4.8%)
    Commonwealth of Australia, 9.5% due 8/15/03 ..........   AUD           21,800,000   $ 19,335,562         4.8
  Canada (11.8%)
    Canadian Government:
      7% due 12/1/06 .....................................   CAD           40,000,000     31,138,957         7.6
      8.75% due 12/1/05 ..................................   CAD           19,600,000     17,046,021         4.2
  Colombia (1.1%)
    Republic of Colombia, 7.25% due 2/23/04 ..............   USD            4,875,000      4,635,638         1.1
  Denmark (2.9%)
    Kingdom of Denmark, 7% due 12/15/04 ..................   DKK           67,000,000     11,834,313         2.9
  Finland (2.0%)
    Finnish Government, 9.5% due 3/15/04 .................   FIM           31,000,000      8,182,127         2.0
  Germany (17.6%)
    Deutschland Republic, 6% due 1/5/06 ..................   DEM          108,650,000     71,726,974        17.6
  Ireland (1.9%)
    Irish Gilts, 8% due 8/18/06 ..........................   IEP            4,500,000      7,859,990         1.9
  Italy (9.0%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      9.5% due 2/1/99 ....................................   ITL       22,600,000,000     15,650,408         3.8
      10.5% due 11/1/00 ..................................   ITL       17,000,000,000     12,393,065         3.1
      9.5% due 2/1/01 ....................................   ITL       12,110,000,000      8,593,403         2.1
  Mexico (1.1%)
    United Mexican States, 7.6875% due 8/6/01 - 144A+
     {.} .................................................   USD            4,490,000      4,491,347         1.1
  New Zealand (2.6%)
    New Zealand Government, 8% due 11/15/06 ..............   NZD           14,200,000     10,554,326         2.6
  Poland (1.1%)
    Republic of Poland, Past Due Interest, 4% due 10/27/14
     - Registered++ ......................................   USD            5,605,000      4,631,131         1.1
  South Africa (1.1%)
    Republic of South Africa, 9.625% due 12/15/99 ........   USD            4,240,000      4,515,600         1.1
  Spain (2.0%)
    Kingdom of Spain, 10.1% due 2/28/01 ..................   ESP          950,000,000      8,292,480         2.0
  Sweden (4.8%)
    Swedish Government, 13% due 6/15/01 ..................   SEK          101,000,000     19,323,805         4.8
  United Kingdom (10.5%)
    United Kingdom Treasury:
      7.5% due 12/7/06 ...................................   GBP           16,000,000     25,821,527         6.3
      7% due 11/6/01 .....................................   GBP           10,500,000     16,923,202         4.2
  United States (14.7%)
    United States Treasury Note:
      7.875% due 11/15/04 ................................   USD           27,225,000     29,916,660         7.3
      6.25% due 10/31/01 .................................   USD           20,000,000     20,150,000         5.0

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL GOVERNMENT INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
    United States Treasury Bond, 6.875% due 8/15/25 ......   USD            9,500,000   $  9,726,738         2.4
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $351,306,081) .......                               362,743,274        89.0
                                                                                        ------------       -----

                                                                         PRINCIPAL         VALUE         % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Treasury Bills (4.4%)
  New Zealand (2.2%)
    New Zealand Treasury Bill, 9.23% due 1/15/97 .........   NZD           13,160,000      9,133,580         2.2
  Philippines (2.2%)
    Philippine Treasury Bill, 9.94% due 11/27/96 .........   PHP          233,300,000      8,832,945         2.2
                                                                                        ------------
Total Treasury Bills (cost $17,878,115) ..................                                17,966,525
                                                                                        ------------
Commercial Paper - Discounted (3.1%)
  Indonesia (1.2%)
    PT Bank Tabungan Negara, effective yield 16.02%, due
     9/12/97 .............................................   IDR       12,000,000,000      4,552,243         1.1
    PT Bank Degang Negara, effective yield 16.02%, due
     9/12/97 .............................................   IDR          750,000,000        284,515         0.1
  Thailand (1.9%)
    Bank of Ayudhya, 10.25% due 9/24/97 ..................   THB          100,000,000      3,914,304         1.0
    Siam City Bank Co., Ltd., 10.58% due 11/25/96 ........   THB          100,000,000      3,898,078         0.9
                                                                                        ------------
Total Commercial Paper - Discounted (cost $12,670,668) ...                                12,649,140
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $30,548,783) ..........                                30,615,665         7.5
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1996 with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55%, collateralized by $2,365,000 U.S. Treasury
   Bonds, 7.125% due 2/15/23 (market value of collateral
   is $2,497,903, including accrued interest). (cost
   $2,446,377) ...........................................                                 2,446,377         0.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $384,301,241) * ..................                               395,805,316        97.1
Other Assets and Liabilities .............................                                11,803,202         2.9
                                                                                        ------------       -----

NET ASSETS ...............................................                              $407,608,518       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          * For Federal income tax purposes, cost is $384,541,135 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  13,757,185
                 Unrealized depreciation:            (2,493,004)
                                                  -------------
                 Net unrealized appreciation:     $  11,264,181
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL GOVERNMENT INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                                                                  UNREALIZED
                                           MARKET VALUE    CONTRACT   DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)    PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   --------   --------  --------------
Australian Dollars......................       3,628,300    1.26651   11/12/96   $    12,069
Canadian Dollars........................       4,631,930     1.3427   11/29/96        14,368
Canadian Dollars........................       3,436,593    1.34525   11/29/96        17,154
Canadian Dollars........................       1,165,453      1.366   11/29/96        23,433
Canadian Dollars........................       3,346,943    1.35055   11/29/96        29,776
Canadian Dollars........................       3,735,427     1.3503   11/29/96        32,546
Danish Kroner...........................       8,920,056     5.7816   01/17/97        (9,227)
Deutsche Marks..........................      14,902,129    1.51102   01/30/97        64,470
Deutsche Marks..........................      21,428,571    1.45885   11/04/96      (801,268)
Deutsche Marks..........................       4,661,689     1.5052   11/04/96       (25,396)
Deutsche Marks..........................         198,229     1.5073   11/04/96          (802)
Deutsche Marks..........................       7,433,593     1.5066   11/04/96       (33,552)
Irish Punts.............................       4,794,643     0.6252   01/02/97        76,118
Irish Punts.............................      13,246,732    0.62509   01/02/97       208,108
Italian Liras...........................       8,379,070   1,531.31   01/21/97        41,111
Italian Liras...........................       4,560,976   1,545.30   01/21/97        63,467
Japanese Yen............................      12,352,371     109.85   01/13/97      (301,248)
Japanese Yen............................      12,605,919    111.845   02/05/97       (36,577)
Japanese Yen............................      13,804,625      105.3   11/05/96    (1,105,157)
Japanese Yen............................      11,472,720     107.55   11/29/96      (614,681)
Japanese Yen............................       6,001,115      109.3   11/29/96      (220,294)
                                          --------------                        --------------
  Total Contracts to Buy (Payable amount
   $167,272,666)........................     164,707,084                          (2,565,582)
                                          --------------                        --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 40.41%.

CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................       4,115,507    1.29149   11/12/96       (93,019)
Australian Dollars......................       1,485,385    1.27251   11/12/96       (11,916)
Australian Dollars......................         582,271    1.26871   11/12/96        (2,944)
Canadian Dollars........................      22,337,854      1.368   11/29/96      (481,129)
Canadian Dollars........................       4,736,522     1.3644   11/29/96       (89,791)
Canadian Dollars........................       7,172,020     1.3522   11/29/96       (72,479)
Canadian Dollars........................       1,270,045     1.3574   11/29/96       (17,651)
Canadian Dollars........................         687,319    1.35016   11/29/96        (5,918)
Canadian Dollars........................         164,359    1.34715   11/29/96        (1,051)
Danish Kroner...........................       6,565,784     5.8727   01/17/97       (95,166)
Danish Kroner...........................      14,863,819    5.81074   01/17/97       (59,243)
Deutsche Marks..........................       7,092,137    1.50452   01/30/97          (174)
Deutsche Marks..........................       7,809,992     1.4983   01/30/97        32,229
Deutsche Marks..........................       3,733,316    1.50859   11/04/96        11,903
Deutsche Marks..........................       1,982,292     1.4746   11/04/96        52,158
Deutsche Marks..........................       6,862,033    1.48714   11/04/96       121,170
Deutsche Marks..........................      21,144,443    1.49762   11/04/96       222,793
Finnish Markkaa.........................       8,536,304       4.53   01/02/97       (35,200)
Irish Punts.............................       8,382,003    0.61708   01/02/97       (24,529)
Irish Punts.............................         764,407    0.52481   01/02/97       (11,665)
Irish Punts.............................       8,894,965    0.61081   01/02/97        65,027
Italian Liras...........................      19,326,725   1,546.70   01/21/97      (286,187)
Japanese Yen............................      12,352,371    112.755   01/13/97       (24,758)
Japanese Yen............................       1,846,479    107.883   11/05/96       100,074
Japanese Yen............................       3,165,392    108.307   11/05/96       158,493
Japanese Yen............................       8,792,755      105.3   11/05/96       703,921
Japanese Yen............................       3,388,865    109.304   11/29/96       124,273
Japanese Yen............................       4,377,284    109.354   11/29/96       158,444
Japanese Yen............................       9,707,686     107.88   11/29/96       488,829
New Zealand Dollars.....................      19,930,083    1.42847   01/31/97      (118,668)
Swedish Kronor..........................      13,732,602     6.6109   01/21/97      (118,722)
Swiss Francs............................       6,300,745    1.24608   01/03/97        39,137
Swiss Francs............................       4,346,716    1.24171   01/03/97        42,393
Swiss Francs............................       6,157,184    1.24205   01/03/97        58,347
                                          --------------                        --------------
  Total Contracts to Sell (Receivable
   amount $253,436,645).................     252,607,664                             828,981
                                          --------------                        --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 61.97%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                         $(1,736,601)
                                                                                --------------
                                                                                --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                  GLOBAL HIGH INCOME PORTFOLIO - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (62.4%)
  Argentina (10.9%)
    Republic of Argentina:
      Discount Bond, 6.4375% due 3/31/23+ .................   USD          26,305,000   $ 19,087,566         4.3
      BOCON Pre 4, 5.4453% due 9/1/02[.] + ................   USD          15,293,000     15,346,526         3.5
      Par Bond, 5.25% due 3/31/23++ .......................   USD          20,381,000     12,152,171         2.7
      Floating Rate Bond, 6.625% due 3/31/05+ .............   USD           2,203,040      1,816,131         0.4
  Brazil (9.6%)
    Federal Republic of Brazil:
      C Bond, 4.5% due 4/15/14 (Effective rate at period
       end is 6.92813%, including "payment-in-kind"
       bonds.)[.] ++ ......................................   USD          55,360,363     38,404,647         8.6
      MYDFA Floating Rate Note, 6.6875% due 9/15/07 -
       144A{.} + ..........................................   USD           5,191,000      4,350,707         1.0
  Bulgaria (2.9%)
    Bulgaria, Discount Bond Series A, 6.6875% due 7/28/24 -
     EURO+ ................................................   USD          25,780,000     13,067,238         2.9
  Costa Rica (1.7%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.34375% due 5/21/05
       (Effective maturity date 8/23/03)+ .................   USD           6,036,880      5,825,589         1.3
      Principal Bond Series A, 6.25% due 5/21/10 ..........   USD           1,900,000      1,539,000         0.4
  Ecuador (4.9%)
    Ecuador:
      Past Due Interest Bond, 3% due 2/27/15 - Euro
       (Effective rate at period end is 4.96%, including
       "payment-in-kind" bonds.)[.] + .....................   USD          28,818,107     16,138,140         3.6
      Past Due Interest Bond, 3% due 2/27/15 - Registered
       (Effective rate at period end is 4.96%, including
       "payment-in-kind" bonds.)[.] + .....................   USD           6,079,992      3,404,796         0.8
      Discount Bond, 6.5% due 2/28/25 - EURO+ .............   USD           3,210,000      2,104,556         0.5
  Mexico (8.3%)
    United Mexican States:
      Global Bond, 11.5% due 5/15/26 ......................   USD          12,700,000     12,684,125         2.9
      11.375% due 9/15/16 - 144A{.} .......................   USD           5,640,000      5,625,900         1.3
      7.6875% due 8/6/01 - 144A+ {.} {j} ..................   USD           4,619,000      4,620,386         1.0
      Discount Bond Series C, 6.35156% due 12/31/19+
       +/+ ................................................   USD           4,956,000      4,082,505         0.9
    Banco Nacional de Comercio Exterior, S.N.C. (BNCE)
     Trust Division, 11.25% due 5/30/06 - 144A{.} .........   USD           9,440,000      9,746,800         2.2
  Nigeria (4.8%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20++ ...........................................   USD          34,500,000     21,390,000         4.8
  Panama (3.1%)
    Panama, Interest Reduction Bond, 3.5% due 7/17/14 -
     144A++ {.} ...........................................   USD          21,105,000     13,955,681         3.1
  Philippines (2.7%)
    Republic of Philippines, 8.75% due 10/7/16 -
     144A{.} ..............................................   USD           7,000,000      6,855,625         1.5
    Central Bank of the Philippines, Debt Conversion Bond
     Series B, 6.4375% due 12/1/09+ .......................   USD           5,663,000      5,422,323         1.2
  United States (2.7%)
    United States Treasury Note, 7% due 7/15/06{j} ........   USD          11,660,000     12,194,037         2.7

    The accompanying notes are an integral part of the financial statements.

                                       F5

                  GLOBAL HIGH INCOME PORTFOLIO - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Uruguay (1.5%)
    Banco Central del Uruguay:
      New Money Bond, 6.875% due 2/18/06+ .................   USD           3,750,000   $  3,628,125         0.8
      Par Bond Series A, 6.75% due 2/19/21+/+ .............   USD           2,290,000      1,889,250         0.4
      Par Bond Series B, 6.75% due 2/19/21+/+ .............   USD           1,500,000      1,237,500         0.3
  Venezuela (9.3%)
    Republic of Venezuela:
      Debt Conversion Bond, 6.625% due 12/18/07+ ..........   USD          20,750,000     17,066,875         3.8
      Front Loaded Interest Reduction Bond Series A, 6.625%
       due 3/31/07+ .......................................   USD          13,000,000     10,814,375         2.4
      Par Bond Series A, 6.75% due 3/31/20+/+ .............   USD          13,500,000      9,610,313         2.2
      Front Loaded Interest Reduction Bond Series B, 6.5%
       due 3/31/07+ .......................................   USD           5,000,000      4,159,375         0.9
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $259,273,931) ............................................                              278,220,262
                                                                                        ------------
Sovereign Debt (17.3%)
  Morocco (4.5%)
    Kingdom of Morocco, Tranche A Loan Agreement, 6.4375%
     due 1/1/09+ ..........................................   USD          25,000,000     19,843,750         4.5
  Peru (1.5%)
    Peru Loan Agreement ** -/- ............................   USD           4,600,000      5,384,875         1.2
    Peru Loan Agreement (Citibank Issued) ** -/- ..........   USD           1,000,000      1,170,625         0.3
  Russia (11.3%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ...................................   USD          46,757,000     34,337,172         7.7
      Participation ** -/- ................................   DEM          12,466,000      6,321,960         1.4
      Assignment ** -/- ...................................   DEM           9,819,000      4,979,571         1.1
      Participation ** -/- ................................   USD           6,600,000      4,846,875         1.1
                                                                                        ------------
Total Sovereign Debt (cost $54,521,525) ...................                               76,884,828
                                                                                        ------------
Corporate Bonds (10.8%)
  Argentina (0.5%)
    Industrias Metallurgicas Pescarmona S.A. (IMPSA),
     11.75% due 3/27/98 - 144A{.} .........................   USD           1,950,000      1,989,000         0.5
  Brazil (0.3%)
    Net Sat Servicos LTDA, 12.75% due 8/5/04 - 144A{.} ....   USD           1,134,000      1,190,700         0.3
  Indonesia (5.1%)
    Asia Pulp & Paper International Finance Co., Ltd.,
     11.75% due 10/1/05 ...................................   USD           6,077,000      6,335,273         1.4
    Dharmala Sakti Sejahtera Promissory Note, effective
     yield 20.00%, due 6/9/97 .............................   IDR       9,000,000,000      3,449,610         0.8
    PT Polysindo EKA Perkasa:
      effective yield 20.05%, due 7/27/97 .................   IDR       6,000,000,000      2,246,285         0.5
      13% due 6/15/01 - DTC ...............................   USD             613,000        680,430         0.2
      13% due 6/15/01 - EURO ..............................   USD             395,000        438,450         0.1

    The accompanying notes are an integral part of the financial statements.

                                       F6

                  GLOBAL HIGH INCOME PORTFOLIO - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Corporate Bonds (Continued)
    PT Tjiwi Kimia, 13.25% due 8/1/01 .....................   USD           2,500,000   $  2,812,500         0.6
    Rapp International Finance, 13.25% due 12/15/05 -
     Euro .................................................   USD           2,430,000      2,642,625         0.6
    FSW International Finance Co., 12.5% due 11/1/06 -
     144A{.} ..............................................   USD           2,007,000      2,025,816         0.5
    PT Indah Kiat International Finance Series B, 11.875%
     due 6/15/02 ..........................................   USD           1,510,000      1,615,700         0.4
  Luxembourg (0.5%)
    Millicom International Cellular, effective yield
     13.07%, due 6/1/06 - 144A{.} .........................   USD           3,800,000      2,170,750         0.5
  Malaysia (0.1%)
    Aokam Perdana Bhd., Convertible Bond, 3.5% due
     6/13/04 ..............................................   USD             650,000        453,375         0.1
  Mexico (2.8%)
    Grupo Industrial Durango, S.A., 12.625% due 8/1/03 ....   USD           4,758,000      4,960,215         1.1
    Grupo Irsa, S.A. de C.V., 8.375% due 7/15/98 ..........   USD           3,300,000      3,295,875         0.7
    Cemex, S.A. de C.V. "B", 12.75% due 7/15/06 -
     144A{.} ..............................................   USD           2,420,000      2,622,675         0.6
    Grupo Elektra, S.A. de C.V., 12.75% due 5/15/01 -
     144A{.} ..............................................   USD           1,500,000      1,573,125         0.4
  People's Republic of China (0.7%)
    Zhuhai Highway Co., Ltd., 11.5% due 7/1/08 -
     144A{.} ..............................................   USD           2,900,000      3,124,750         0.7
  Philippines (0.8%)
    Filinvest Capital, Convertible Bond, 3.75% due 2/1/02 -
     Reg. S++ .............................................   USD           1,892,000      1,863,620         0.4
    CE Casecnan Water & Energy, 11.45% due 11/15/05 - Reg.
     S ....................................................   USD           1,030,000      1,138,150         0.3
    Subic Power Corp., 9.5% due 12/28/08 - 144A{.} ........   USD             448,276        463,966         0.1
                                                                                        ------------
Total Corporate Bonds (cost $46,398,969) ..................                               47,092,890
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $360,194,425) ........                              402,197,980        90.5
                                                                                        ------------       -----

                                                                         UNDERLYING        VALUE         % OF NET
OPTIONS                                                      CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Republic of Argentina: ..................................   USD                  --             --         0.3
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
    Floating Rate Bond 3/31/05, Call Option, strike 77.875,
     expires 11/29/96 .....................................   --           19,800,000        890,050          --
    Floating Rate Bond 3/31/05, Call Option, strike 80.625,
     expires 12/9/96 ......................................   --           19,800,000        512,365          --
  Republic of Brazil C Bond 4/15/14, Call Option, strike
   71.8125, expires 12/26/96 ..............................   USD          99,670,154      1,108,531         0.3
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
  Republic of Venezuela: ..................................   USD                  --             --          --
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
    Debt Conversion Bond 12/18/07, Call Option, strike
     84.15, expires 1/2/97 ................................   --            9,857,000         94,637          --
    Debt Conversion Bond 12/18/07, Call Option, strike
     84.44, expires 1/2/97 ................................   --            9,857,000         85,894          --
                                                                                        ------------       -----

TOTAL OPTIONS (cost $3,779,230) ...........................                                2,691,477         0.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                       F7

                  GLOBAL HIGH INCOME PORTFOLIO - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                          PRINCIPAL        VALUE         % OF NET
SHORT-TERM INVESTMENTS                                       CURRENCY      AMOUNT         (NOTE 1)        ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Commercial Paper - Discounted (3.8%)
  Thailand (0.2%)
    TPI Polene Public Co., Ltd., current yield 10.36% due
     1/6/97 ...............................................   THB          25,000,000   $    962,735         0.2
  United States (3.6%)
    Merrill Lynch & Co., current yield 5.38% due
     11/5/96 ..............................................   USD          16,000,000     15,990,436         3.6
                                                                                        ------------
Total Commercial Paper - Discounted (cost $16,958,338) ....                               16,953,171
                                                                                        ------------
Government & Government Agency Obligations (2.0%)
  Mexico (2.0%)
    Mexican Cetes, current yield 29.66% due 1/23/97 .......   MXN           4,567,238      5,351,413         1.2
    Mexican Cetes, current yield 29.61% due 1/16/97 .......   MXN           1,340,951      1,578,527         0.4
    Mexican Cetes, current yield 26.88% due 1/30/97 .......   MXN           1,225,706      1,436,292         0.3
    Mexican Cetes, current yield 29.66% due 2/20/97 .......   MXN             325,125        372,690         0.1
    Mexican Cetes, current yield 29.66% due 2/6/97 ........   MXN             135,468        156,927          --
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $8,891,671) ..............................................                                8,895,849
                                                                                        ------------
Commercial Paper - Indexed (1.4%)
  Philippines (1.4%)
    National Westminster Bank PLC, Currency-Linked CD,
     12.3798% due 2/28/97 (cost $6,500,000) ...............   USD           6,500,000      6,418,711         1.4
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $32,350,009) ...........                               32,267,731         7.2
                                                                                        ------------       -----

                                                                                                         % OF NET
REPURCHASE AGREEMENT                                                                                      ASSETS
-----------------------------------------------------------                                            -------------
  Dated October 31, 1996, with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55% collateralized by $3,010,000 U.S. Treasury Bonds,
   7.125% due 2/15/23 (market value of collateral is
   $3,179,150, including accrued interest).
   (cost $3,112,480)  .....................................                                3,112,480         0.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $399,436,144) * ...................                              440,269,668        99.0
Other Assets and Liabilities ..............................                                4,348,817         1.0
                                                                                        ------------       -----

NET ASSETS ................................................                             $444,618,485       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {j} Security is segregated as collateral for when-issued securities held by the Fund. See Note 1 of Notes to Financial Statements.
          * For Federal income tax purposes, cost is $401,018,014 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  42,322,854
                 Unrealized depreciation:            (3,071,200)
                                                  -------------
                 Net unrealized appreciation:     $  39,251,654
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                  GLOBAL HIGH INCOME PORTFOLIO - CONSOLIDATED

                                October 31, 1996

--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                                                                  UNREALIZED
                                           MARKET VALUE    CONTRACT   DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)    PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   --------   --------  --------------
Deutsche Marks..........................       6,587,811    1.47060   11/13/96   $   191,735
                                          --------------                        --------------
  Total Contracts to Sell (Receivable
   amount $6,779,546)...................       6,587,811                             191,735
                                          --------------                        --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 1.48%.
  Total Open Forward Foreign Currency
   Contracts............................                                         $   191,735
                                                                                --------------
                                                                                --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL STRATEGIC INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (82.1%)
  Argentina (6.4%)
    Republic of Argentina:
      Discount Bond, 6.4375% due 3/31/23+ ................   USD           16,365,000   $ 11,874,853         2.3
      BOCON Pre 4, 5.4453% due 9/1/02[.] + ...............   USD            9,290,000      9,322,515         1.8
      Par Bond, 5.25% due 3/31/23++ ......................   USD           11,350,000      6,767,438         1.3
      Floating Rate Bond, 6.625% due 3/31/05+ ............   USD            6,224,960      5,131,701         1.0
  Australia (2.2%)
    Commonwealth of Australia, 9.5% due 8/15/03 ..........   AUD           13,000,000     11,530,381         2.2
  Brazil (4.2%)
    Federal Republic of Brazil:
      C Bond, 4.5% due 4/15/14 (Effective rate at period
       end is 6.928125%, including "payment-in-kind"
       bonds.)[.] ++ .....................................   USD           27,866,864     19,332,637         3.7
      MYDFA Floating Rate Note, 6.6875% due 9/15/07 -
       144A+ {.} .........................................   USD            3,326,000      2,787,604         0.5
  Bulgaria (1.6%)
    Bulgaria, Discount Bond Series A, 6.6875% due 7/28/24
     - EURO+ .............................................   USD           15,872,000      8,045,120         1.6
  Canada (2.7%)
    Canadian Government:
      8.75% due 12/1/05 ..................................   CAD           10,500,000      9,131,797         1.8
      8% due 11/1/98 .....................................   CAD            6,000,000      4,785,187         0.9
  Costa Rica (0.8%)
    Banco Central de Costa Rica:
      Interest Bond Series A, 6.34375% due 5/21/05
       (Effective maturity date 8/23/03)+ ................   USD            2,711,480      2,616,578         0.5
      Principal Bond Series A, 6.25% due 5/21/10 .........   USD            1,900,000      1,539,000         0.3
  Denmark (2.8%)
    Kingdom of Denmark, 7% due 12/15/04 ..................   DKK           81,000,000     14,307,236         2.8
  Ecuador (2.6%)
    Ecuador:
      Past Due Interest Bond, 3% due 2/27/15 - Euro
       (Effective rate at period end is 4.96%, including
       "payment-in-kind" bonds.)[.] + ....................   USD           16,652,835      9,325,588         1.8
      Discount Bond, 6.5% due 2/28/25 - Euro+ ............   USD            6,520,000      4,274,675         0.8
      Past Due Interest Bond, 3% due 2/27/15 - 144A
       (Effective rate at period end is 4.96%, including
       "payment-in-kind" bonds.)[.] + {.} ................   USD                1,058            592          --
  France (1.7%)
    France O.A.T., 7.25% due 4/25/06 .....................   FRF           40,000,000      8,576,852         1.7
  Germany (9.9%)
    Deutschland Republic:
      6% due 1/5/06 ......................................   DEM           45,000,000     29,707,608         5.7
      8.25% due 9/20/01 ..................................   DEM           14,500,000     10,885,060         2.1
    Treuhandanstalt, 7.125% due 1/29/03 ..................   DEM           15,000,000     10,746,994         2.1
  Italy (3.9%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      10.5% due 11/1/00 ..................................   ITL       11,200,000,000      8,164,843         1.6
      9.5% due 2/1/99 ....................................   ITL        8,000,000,000      5,539,967         1.1

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
    Republic of Italy Series Y, .5625% due 7/26/99+ ......   JPY          700,000,000   $  6,216,478         1.2
  Mexico (7.0%)
    United Mexican States:
      Discount Bond Series C, 6.35156% due 12/31/19+
       +/+ ...............................................   USD           18,634,000     15,349,758         3.0
      Global Bond, 11.5% due 5/15/26 .....................   USD            8,272,000      8,261,660         1.6
      11.375% due 9/15/16 - 144A{.} ......................   USD            3,000,000      2,992,500         0.6
      7.6875% due 8/6/01 - 144A+ {.} .....................   USD            2,953,000      2,953,886         0.6
    Banco Nacional de Comercio Exterior, S.N.C. (BNCE)
     Trust Division, 11.25% due 5/30/06 - 144A{.} ........   USD            6,152,000      6,351,940         1.2
  New Zealand (1.1%)
    New Zealand Government, 8% due 2/15/01 ...............   NZD            8,000,000      5,822,342         1.1
  Nigeria (2.0%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20++ ..........................................   USD           16,500,000     10,230,000         2.0
  Panama (2.0%)
    Panama, Interest Reduction Bond, 3.5% due 7/17/14 -
     144A++ {.} ..........................................   USD           15,805,000     10,451,056         2.0
  Philippines (0.2%)
    Republic of Philippines, 8.75% due 10/7/16 -
     144A{.} .............................................   USD            1,000,000        979,375         0.2
  Spain (3.5%)
    Kingdom of Spain, 10.1% due 2/28/01 ..................   ESP        2,100,000,000     18,330,746         3.5
  Supranational (1.6%)
    International Bank of Reconstruction & Development,
     4.75% due 12/20/04 ..................................   JPY          800,000,000      8,227,205         1.6
  Sweden (2.3%)
    Swedish Government, 13% due 6/15/01 ..................   SEK           63,000,000     12,053,463         2.3
  Turkey (0.8%)
    Sultan Ltd., 8.49874% due 6/11/99+ ...................   USD            4,400,000      4,327,928         0.8
  United Kingdom (6.6%)
    United Kingdom Treasury:
      7% due 11/6/01 .....................................   GBP           14,100,000     22,725,571         4.4
      7.5% due 12/7/06 ...................................   GBP            7,000,000     11,296,982         2.2
  United States (10.7%)
    United States Treasury Note, 6.875% due 3/31/00{j} ...   USD           43,000,000     44,211,056         8.5
    United States Treasury Bond, 6.875% due 8/15/25 ......   USD           11,000,000     11,262,539         2.2
  Uruguay (0.2%)
    Banco Central del Uruguay, Par Bond Series A, 6.75%
     due 2/19/21+/ + .....................................   USD            1,370,000      1,130,250         0.2

    The accompanying notes are an integral part of the financial statements.

                                      F11

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Venezuela (5.3%)
    Republic of Venezuela:
      Debt Conversion Bond, 6.625% due 12/18/07+ .........   USD           13,750,000   $ 11,309,375         2.2
      Front Loaded Interest Reduction Bond Series B, 6.5%
       due 3/31/07+ ......................................   USD            9,000,000      7,486,875         1.4
      Par Bond Series A, 6.75% due 3/31/20+/+ ............   USD            7,500,000      5,339,063         1.0
      Front Loaded Interest Reduction Bond Series A,
       6.625% due 3/31/07+ ...............................   USD            4,500,000      3,743,438         0.7
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $406,608,996) ...........................................                               425,447,712
                                                                                        ------------
Sovereign Debt (8.1%)
  Morocco (1.8%)
    Kingdom of Morocco, Tranche A Loan Agreement, 6.4375%
     due 1/1/09+ .........................................   USD           11,460,000      9,096,375         1.8
  Russia (6.3%)
    Bank for Foreign Economic Affairs (Vnesheconombank)
     Loan Agreement:
      Assignment ** -/- ..................................   USD           31,585,000     23,195,234         4.5
      Participation ** -/- ...............................   DEM            8,786,000      4,455,699         0.9
      Participation ** -/- ...............................   USD            3,440,000      2,526,250         0.5
      Assignment ** -/- ..................................   DEM            4,566,000      2,315,584         0.4
                                                                                        ------------
Total Sovereign Debt (cost $27,803,682) ..................                                41,589,142
                                                                                        ------------
Corporate Bonds (3.4%)
  Brazil (0.2%)
    Net Sat Servicos LTDA, 12.75% due 8/5/04 - 144A{.} ...   USD              738,000        774,900         0.2
  Indonesia (0.9%)
    PT Polysindo EKA Perkasa, 13% due 6/15/01:
      EURO ...............................................   USD            1,955,000      2,170,050         0.4
      DTC ................................................   USD              395,000        438,450         0.1
    FSW International Finance Co., 12.5% due 11/1/06 -
     144A{.} .............................................   USD            1,090,000      1,100,219         0.2
    Rapp International Finance, 13.25% due 12/15/05 -
     Euro ................................................   USD              664,000        722,100         0.1
    PT Indah Kiat International Finance Series B, 11.875%
     due 6/15/02 .........................................   USD              664,000        710,480         0.1
  Luxembourg (0.3%)
    Millicom International Cellular, effective yield
     13.07% due 6/1/06 - 144A{.} .........................   USD            2,300,000      1,313,875         0.3
  Mexico (0.7%)
    Grupo Industrial Durango, S.A., 12.625% due 8/1/03 ...   USD            2,653,000      2,765,753         0.5
    Grupo Elektra, S.A. de C.V., 12.75% due 5/15/01 -
     144A{.} .............................................   USD            1,000,000      1,048,750         0.2
  Philippines (0.3%)
    Filinvest Capital, Convertible Bond, 3.75% due 2/1/02
     - 144A{.} ...........................................   USD            1,260,000      1,241,100         0.2
    CE Casecnan Water & Energy, 11.45% due 11/15/05 - Reg.
     S ...................................................   USD              670,000        740,350         0.1
  United States (1.0%)
    Chase Manhattan Corp., 6.25% due 1/15/06 .............   USD            2,835,000      2,700,839         0.5

    The accompanying notes are an integral part of the financial statements.

                                      F12

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         PRINCIPAL         VALUE         % OF NET
FIXED INCOME INVESTMENTS                                    CURRENCY       AMOUNT         (NOTE 1)        ASSETS
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (Continued)
    General Motors Acceptance Corp., 6.625% due
     10/15/05 ............................................   USD            2,700,000   $  2,641,580         0.5
                                                                                        ------------
Total Corporate Bonds (cost $17,787,296) .................                                18,368,446
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $452,199,974) .......                               485,405,300        93.6
                                                                                        ------------       -----

                                                                         UNDERLYING                      % OF NET
OPTIONS                                                     CURRENCY       AMOUNT                         ASSETS
----------------------------------------------------------  --------   --------------                  -------------
  Republic of Brazil C Bond 4/15/14, Call Option, strike
   71.8125, expires 12/26/96 .............................   USD           59,364,791        660,255         0.2
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
  Republic of Venezuela: .................................   USD                   --             --          --
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
    Debt Conversion Bond 12/18/07, Call Option, strike
     84.15, expires 1/2/97 ...............................   --             5,500,000         52,806          --
    Debt Conversion Bond 12/18/07, Call Option, strike
     84.44, expires 1/2/97 ...............................   --             5,500,000         47,927          --
                                                                                        ------------       -----

TOTAL OPTIONS (cost $1,727,048) ..........................                                   760,988         0.2
                                                                                        ------------       -----

                                                                         PRINCIPAL                       % OF NET
SHORT-TERM INVESTMENTS                                      CURRENCY       AMOUNT                         ASSETS
----------------------------------------------------------  --------   --------------                  -------------
Government & Government Agency Obligations (0.9%)
  Mexico (0.9%)
    Mexican Cetes, current yield 29.66% due 1/23/97 ......   MXN            2,552,332      2,990,557         0.6
    Mexican Cetes, current yield 29.61% due 1/16/97 ......   MXN              749,370        882,136         0.2
    Mexican Cetes, current yield 26.88% due 1/30/97 ......   MXN              684,968        802,651         0.1
    Mexican Cetes, current yield 29.66% due 2/20/97 ......   MXN              181,691        208,272          --
    Mexican Cetes, current yield 29.66% due 2/6/97 .......   MXN               75,705         87,697          --
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $4,968,978) .............................................                                 4,971,313
                                                                                        ------------
Commercial Paper - Indexed (0.5%)
  Philippines (0.5%)
    National Westminster Bank PLC, Currency-Linked CD,
     12.3798% due 2/28/97 (cost $2,500,000) ..............   USD            2,500,000      2,468,735         0.5
                                                                                        ------------
Commercial Paper - Discounted (0.2%)
  Thailand (0.2%)
    TPI Polene Public Co., Ltd., current yield 10.36% due
     1/6/97
     (cost $967,902) .....................................   THB           25,000,000        962,735         0.2
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $8,436,880) ...........                                 8,402,783         1.6
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F13

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55% collateralized by $16,135,000 U.S. Treasury
   Bonds, 7.125% due 2/15/23 (market value of collateral
   is $17,041,721, including accrued interest). (cost
   $16,705,575)  .........................................                              $ 16,705,575         3.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $479,069,477) * ..................                               511,274,646        98.6
Other Assets and Liabilities .............................                                 7,508,600         1.4
                                                                                        ------------       -----

NET ASSETS ...............................................                              $518,783,246       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

          + The coupon rate shown on floating rate note represents the rate at period end.
         **  Underlying loan agreement currently in default.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
        {j} Security is segregated as collateral for when-issued securities held by the Fund. See Note 1 of Notes to Financial Statements.
          * For Federal income tax purposes, cost is $480,138,813 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  34,211,689
                 Unrealized depreciation:            (3,075,856)
                                                  -------------
                 Net unrealized appreciation:     $  31,135,833
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F14

                        GT GLOBAL STRATEGIC INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                          MARKET VALUE                           UNREALIZED
                                             (U.S.       CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                           DOLLARS)       PRICE       DATE    (DEPRECIATION)
----------------------------------------  ------------  -----------  --------  --------------
Canadian Dollars........................       418,368      1.35055  11/29/96    $   3,722
Deutsche Marks..........................       330,382      1.48683  11/05/96       (5,905)
Deutsche Marks..........................       175,102      1.52412  11/05/96        1,231
Deutsche Marks..........................    35,067,522      1.47631  11/27/96     (832,700)
                                          ------------                         --------------
  Total Contracts to Buy (Payable amount
   $36,825,026).........................    35,991,374                            (833,652)
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO BUY AS PERCENTAGE OF NET ASSETS IS 6.94%.


CONTRACTS TO SELL:
----------------------------------------
Canadian Dollars........................    14,000,381      1.35715  11/29/96     (192,033)
Canadian Dollars........................       537,902      1.35220  11/29/96       (5,436)
Deutsche Marks..........................     8,259,548      1.47358  11/05/96      223,195
Deutsche Marks..........................     5,011,894      1.46463  11/05/96      166,888
Deutsche Marks..........................    22,849,488      1.50483  11/12/96       70,044
Deutsche Marks..........................    12,928,667      1.50920  11/27/96       18,590
Deutsche Marks..........................    10,748,606      1.52824  11/27/96     (118,653)
Deutsche Marks..........................     3,969,908      1.50676  11/27/96       12,146
Deutsche Marks..........................       717,812      1.52558  11/27/96       (6,686)
Deutsche Marks..........................       635,185      1.52100  11/27/96       (4,021)
Deutsche Marks..........................       330,826      1.47100  11/27/96        9,079
Italian Liras...........................    14,175,119   1546.70000  01/21/97     (209,903)
Swedish Kronor..........................     9,887,474      6.61090  01/21/97      (85,480)
                                          ------------                         --------------
  Total Contracts to Sell (Receivable
   amount $103,930,540).................   104,052,810                            (122,270)
                                          ------------                         --------------
THE VALUE OF CONTRACTS TO SELL AS PERCENTAGE OF NET ASSETS IS 20.06%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                         $(955,922)
                                                                               --------------
                                                                               --------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F15

                             GT GLOBAL INCOME FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

                                                          GT GLOBAL
                                          ------------------------------------------
                                           GOVERNMENT    HIGH INCOME-    STRATEGIC
                                             INCOME      CONSOLIDATED     INCOME
                                          -------------  ------------  -------------
Assets:
  Investments in securities, at value
   (cost $384,301,241, $399,436,144, and
   $479,069,477, respectively) (Note
   1)...................................  $ 395,805,316  $440,269,668  $ 511,274,646
  U.S. currency.........................            688           747            764
  Foreign currencies (cost $163,
   $375,538, and $6,038,
   respectively)........................            165       363,584          5,983
  Receivable for securities sold........     25,721,936    19,276,936      7,533,831
  Interest receivable...................     12,649,427     8,384,949     13,463,776
  Receivable for Fund shares sold.......        288,358     5,276,241      2,864,788
  Receivable for open forward foreign
   currency contracts, net (Note 1).....             --       191,735             --
  Receivable for forward foreign
   currency contracts -- closed (Note
   1)...................................        674,249            --             --
  Miscellaneous receivable..............             --            --         90,538
  Cash held as collateral for securities
   loaned (Note 1)......................     92,153,670            --     47,372,677
  Unamortized organizational costs......             --        35,371             --
                                          -------------  ------------  -------------
    Total assets........................    527,293,809   473,799,231    582,607,003
                                          -------------  ------------  -------------
Liabilities:
  Payable for securities purchased......     16,533,723    21,061,541     12,311,147
  Payable for Fund shares repurchased...      8,524,914     7,137,124      1,807,865
  Payable for open forward foreign
   currency contracts, net (Note 1).....      1,736,601            --        955,922
  Payable for forward foreign currency
   contracts -- closed..................             --            --        404,268
  Payable for investment management and
   administration fees (Note 2).........        256,521       381,409        324,636
  Payable for service and distribution
   expenses (Note 2)....................        216,795       283,839        344,647
  Payable for printing and postage
   expenses.............................         95,659       116,749         84,559
  Payable for transfer agent fees (Note
   2)...................................         63,830        62,864         85,559
  Payable for professional fees.........         51,757        58,593         57,257
  Payable for registration and filing
   fees.................................         22,078         8,320         28,364
  Payable for custodian fees (Note 1)...          9,679        23,927         29,251
  Payable for fund accounting fees (Note
   2)...................................          8,364         9,624         10,417
  Payable for Directors' and Trustees'
   fees and expenses (Note 2)...........          4,832        10,497          2,999
  Other accrued expenses................          6,868        26,159          4,189
  Collateral for securities loaned (Note
   1)...................................     92,153,670            --     47,372,677
                                          -------------  ------------  -------------
    Total liabilities...................    119,685,291    29,180,646     63,823,757
    Minority interest (Notes 1 & 2).....             --           100             --
                                          -------------  ------------  -------------
Net assets..............................  $ 407,608,518  $444,618,485  $ 518,783,246
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------
Class A:
Net asset value and redemption price per
 share ($240,944,963 DIVIDED BY
 27,559,672, $178,317,938 DIVIDED BY
 12,011,654, and $185,125,741 DIVIDED BY
 15,748,198 shares outstanding,
 respectively)..........................  $        8.74  $      14.85  $       11.76
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------
Maximum offering price per share
 (100/95.25 of $8.74, 100/95.25 of
 $14.85, and 100/95.25 of $11.76,
 respectively) *........................  $        9.18  $      15.59  $       12.35
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------
Class B:+
Net asset value and offering price per
 share ($166,577,127 DIVIDED BY
 19,059,341, $251,002,484 DIVIDED BY
 16,920,131, and $333,178,201 DIVIDED BY
 28,314,377 shares outstanding,
 respectively)..........................  $        8.74  $      14.83  $       11.77
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------
Advisor Class:
Net asset value, offering price per
 share, and redemption price per share
 ($86,428 DIVIDED BY 9,897, $15,298,063
 DIVIDED BY 1,031,529, and $479,304
 DIVIDED BY 40,725 shares outstanding,
 respectively)..........................  $        8.73  $      14.83  $       11.77
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------
Net assets consist of:
  Paid in capital (Note 4)..............  $ 552,445,325  $398,450,836  $ 598,321,655
  Undistributed net investment income...        364,918            --             --
  Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions.........................   (155,061,909)    5,153,808   (110,861,534)
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     (1,643,891)      180,317       (882,044)
  Net unrealized appreciation of
   investments..........................     11,504,075    40,833,524     32,205,169
                                          -------------  ------------  -------------
Total -- representing net assets
 applicable to capital shares
 outstanding............................  $ 407,608,518  $444,618,485  $ 518,783,246
                                          -------------  ------------  -------------
                                          -------------  ------------  -------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F16

                             GT GLOBAL INCOME FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

                                                         GT GLOBAL
                                          ----------------------------------------
                                           GOVERNMENT   HIGH INCOME-   STRATEGIC
                                             INCOME     CONSOLIDATED     INCOME
                                          ------------  ------------  ------------
Investment income: (Note 1)
  Interest income.......................  $ 39,935,517  $ 45,539,611  $ 49,794,868
                                          ------------  ------------  ------------
    Total investment income.............    39,935,517    45,539,611    49,794,868
                                          ------------  ------------  ------------
Expenses:
  Investment management and
   administration fees (Note 2).........     3,672,503     4,030,144     3,807,689
  Transfer agent fees (Note 2)..........       899,178       644,652     1,027,713
  Service and distribution expenses:
   (Note 2)
    Class A.............................     1,074,110       560,451       625,247
    Class B.............................     2,006,881     2,405,007     3,468,104
  Custodian fees (Note 1)...............       305,430       181,559       290,730
  Fund accounting fees (Note 2).........       127,205       101,697       131,517
  Printing and postage expenses.........        88,931       101,142        94,439
  Audit fees............................        71,998        74,353        73,189
  Legal fees............................        26,352        39,821        25,230
  Registration and filing fees..........        52,704        51,240        47,004
  Amortization of Organization Costs....            --        34,894            --
  Directors' and Trustees' fees and
   expenses (Note 2)....................        17,712        24,607        11,712
  Insurance Expenses....................            --         2,987            --
  Other expenses........................        39,783         6,221        13,540
                                          ------------  ------------  ------------
    Total expenses before reductions and
     interest expense...................     8,382,787     8,258,775     9,616,114
      Interest expense (Note 1).........            --       163,819            --
      Expense reductions (Note 1).......      (250,204)           --      (108,002)
                                          ------------  ------------  ------------
    Total net expenses..................     8,132,583     8,422,594     9,508,112
                                          ------------  ------------  ------------
Net investment income...................    31,802,934    37,117,017    40,286,756
                                          ------------  ------------  ------------
Net realized and unrealized gain (loss)
  on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments......     8,737,745    62,643,262    43,672,673
  Net realized loss on foreign currency
   transactions.........................   (10,634,640)     (125,790)   (6,996,692)
                                          ------------  ------------  ------------
    Net realized gain (loss) during the
     year...............................    (1,896,895)   62,517,472    36,675,981
  Net change in unrealized appreciation
   on translation of assets and
   liabilities in foreign currencies....     2,319,205       174,082     1,913,734
  Net change in unrealized appreciation
   (depreciation) of investments........    (1,121,083)   31,730,913    27,794,834
                                          ------------  ------------  ------------
    Net unrealized appreciation during
     the year...........................     1,198,122    31,904,995    29,708,568
                                          ------------  ------------  ------------
Net realized and unrealized gain (loss)
 on investments and foreign
 currencies.............................      (698,773)   94,422,467    66,384,549
                                          ------------  ------------  ------------
Net increase in net assets resulting
 from operations........................  $ 31,104,161  $131,539,484  $106,671,305
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F17

                             GT GLOBAL INCOME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  GT GLOBAL
                                          ----------------------------------------------------------
                                               GOVERNMENT INCOME          HIGH INCOME-CONSOLIDATED
                                          ----------------------------  ----------------------------
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                              1996           1995           1996           1995
                                          -------------  -------------  -------------  -------------
Increase (decrease) in net assets
Operations:
  Net investment income.................  $  31,802,934  $  46,493,014  $  37,117,017  $  39,491,435
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................     (1,896,895)    (4,465,423)    62,517,472    (62,112,954)
  Net change in unrealized appreciation
   on translation of assets and
   liabilities in foreign currencies....      2,319,205      3,260,081        174,082           (302)
  Net change in unrealized appreciation
   (depreciation) of investments........     (1,121,083)    12,089,374     31,730,913     24,969,833
                                          -------------  -------------  -------------  -------------
    Net increase in net assets resulting
     from operations....................     31,104,161     57,377,046    131,539,484      2,348,012
                                          -------------  -------------  -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............    (15,504,590)   (29,604,447)   (13,418,057)   (12,528,224)
  From net realized gain on
   investments..........................     (8,183,323)            --     (1,230,117)      (474,126)
  In excess of net investment income....             --             --             --             --
  Return of capital.....................             --             --             --       (737,846)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............     (9,165,193)   (15,123,091)   (18,753,394)   (17,274,071)
  From net realized gain on
   investments..........................     (5,303,358)            --     (1,719,241)      (622,059)
  In excess of net investment income....             --             --             --             --
  Return of capital.....................             --             --             --     (1,015,555)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............         (7,915)        (3,476)      (505,715)       (54,186)
  From net realized gain on
   investments..........................         (2,893)            --        (46,362)            --
  In excess of net investment income....             --             --             --             --
  Return of capital.....................             --             --             --         (3,075)
                                          -------------  -------------  -------------  -------------
    Total distributions.................    (38,167,272)   (44,731,014)   (35,672,886)   (32,709,142)
                                          -------------  -------------  -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................    386,482,407    359,717,885    583,133,415    418,666,106
  Decrease from capital shares
   repurchased..........................   (592,826,606)  (515,847,692)  (592,743,855)  (430,339,278)
                                          -------------  -------------  -------------  -------------
    Net decrease from capital share
     transactions.......................   (206,344,199)  (156,129,807)    (9,610,440)   (11,673,172)
                                          -------------  -------------  -------------  -------------
Total increase (decrease) in net
 assets.................................   (213,407,310)  (143,483,775)    86,256,158    (42,034,302)
Net assets:
  Beginning of year.....................    621,015,828    764,499,603    358,362,327    400,396,629
                                          -------------  -------------  -------------  -------------
  End of year...........................  $ 407,608,518* $ 621,015,828** $ 444,618,485* $ 358,362,327**
                                          -------------  -------------  -------------  -------------
                                          -------------  -------------  -------------  -------------


                                                STRATEGIC INCOME
                                          ----------------------------
                                           YEAR ENDED     YEAR ENDED
                                           OCTOBER 31,    OCTOBER 31,
                                              1996           1995
                                          -------------  -------------
Increase (decrease) in net assets
Operations:
  Net investment income.................  $  40,286,756  $  54,919,073
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................     36,675,981    (82,675,607)
  Net change in unrealized appreciation
   on translation of assets and
   liabilities in foreign currencies....      1,913,734     (3,747,114)
  Net change in unrealized appreciation
   (depreciation) of investments........     27,794,834     35,939,954
                                          -------------  -------------
    Net increase in net assets resulting
     from operations....................    106,671,305      4,436,306
                                          -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............    (12,520,881)   (16,844,112)
  From net realized gain on
   investments..........................             --             --
  In excess of net investment income....     (1,097,884)            --
  Return of capital.....................             --       (852,171)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............    (22,200,673)   (27,777,018)
  From net realized gain on
   investments..........................             --             --
  In excess of net investment income....     (1,946,649)            --
  Return of capital.....................             --     (1,405,284)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............        (46,547)       (14,952)
  From net realized gain on
   investments..........................             --             --
  In excess of net investment income....         (4,081)            --
  Return of capital.....................             --           (756)
                                          -------------  -------------
    Total distributions.................    (37,816,715)   (46,894,293)
                                          -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................    335,665,174    194,343,201
  Decrease from capital shares
   repurchased..........................   (432,196,117)  (339,216,716)
                                          -------------  -------------
    Net decrease from capital share
     transactions.......................    (96,530,943)  (144,873,515)
                                          -------------  -------------
Total increase (decrease) in net
 assets.................................    (27,676,353)  (187,331,502)
Net assets:
  Beginning of year.....................    546,459,599    733,791,101
                                          -------------  -------------
  End of year...........................  $ 518,783,246* $ 546,459,599**
                                          -------------  -------------
                                          -------------  -------------

----------------
    * Includes undistributed net investment income of $364,918, $0, and $0, respectively.
   ** Includes undistributed net investment income (loss) of $1,761,999, $78,582,766, and $(68,169), respectively.

    The accompanying notes are an integral part of the financial statements.

                                      F18

                        GT GLOBAL GOVERNMENT INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1996 (D)    1995 (D)    1994 (D)    1993 (D)      1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.81   $    8.63   $   11.07   $    9.83   $   10.29
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income.................       0.57        0.62        0.65        0.74        0.92
  Net realized and unrealized gain
   (loss) on investments................       0.03        0.15       (1.52)       1.34       (0.31)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.60        0.77       (0.87)       2.08        0.61
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.57)      (0.59)      (0.65)      (0.74)      (0.83)
  From net realized gain on
   investments..........................      (0.10)         --       (0.27)         --       (0.13)
  In excess of net realized gain on
   investments..........................         --          --       (0.55)         --          --
  Return of capital.....................         --          --       (0.10)         --          --
  From sources other than net investment
   income...............................         --          --          --       (0.10)      (0.11)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.67)      (0.59)      (1.57)      (0.84)      (1.07)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    8.74   $    8.81   $    8.63   $   11.07   $    9.83
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       7.11%       9.22%      (8.87)%      21.9%        6.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 240,945   $ 385,404   $ 502,094   $ 708,301   $ 623,387
Ratio of net investment income to
 average net assets.....................       6.52%       6.98%       6.87%        7.1%        9.0%
Ratio of expenses to average net assets:
 (Note 1)
  With expense reductions...............       1.34%       1.35%       1.33%        1.4%        1.6%
  Without expense reductions............       1.39%       1.38%         --%*        --%*        --%*
Portfolio turnover rate++++.............        268%        385%        625%        495%        351%

----------------

 (a) Not annualized.
 (b) Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the year.
  + All capital shares issued and oustanding as of October 21, 1992 were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F19

                        GT GLOBAL GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                         CLASS B++
                                -----------------------------------------------------------
                                                                                OCTOBER 22,
                                                                                   1992
                                           YEAR ENDED OCTOBER 31,                   TO
                                ---------------------------------------------   OCTOBER 31,
                                1996 (D)    1995 (D)    1994 (D)    1993 (D)       1992
                                ---------   ---------   ---------   ---------   -----------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $   8.80    $   8.64    $  11.07    $   9.83      $ 9.87
                                ---------   ---------   ---------   ---------   -----------
Income from investment
 operations:
  Net investment income.......      0.51        0.55        0.59        0.67        0.02
  Net realized and unrealized
   gain (loss) on
   investments................      0.04        0.14       (1.52)       1.34       (0.06)
                                ---------   ---------   ---------   ---------   -----------
    Net increase (decrease)
     from investment
     operations...............      0.55        0.69       (0.93)       2.01       (0.04)
                                ---------   ---------   ---------   ---------   -----------
Distributions to shareholders:
  From net investment
   income.....................     (0.51)      (0.53)      (0.59)      (0.67)         --
  From net realized gain on
   investments................     (0.10)         --       (0.27)         --          --
  In excess of net realized
   gain on investments........        --          --       (0.54)         --          --
  Return of capital...........        --          --       (0.10)         --          --
  From sources other than net
   investment income..........        --          --          --       (0.10)         --
                                ---------   ---------   ---------   ---------   -----------
    Total distributions.......     (0.61)      (0.53)      (1.50)      (0.77)         --
                                ---------   ---------   ---------   ---------   -----------
Net asset value, end of
 period.......................  $   8.74    $   8.80    $   8.64    $  11.07      $ 9.83
                                ---------   ---------   ---------   ---------   -----------
                                ---------   ---------   ---------   ---------   -----------

Total investment return (c)...      6.54%       8.22%      (9.39)%      21.1%       (0.4)% (a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $166,577    $235,481    $262,405    $182,972      $2,624
Ratio of net investment income
 to average net assets........      5.87%       6.33%       6.22%        6.5%        8.0% (b)
Ratio of expenses to average
 net assets: (Note 1)
  With expense reductions.....      1.99%       2.00%       1.98%        2.0%        1.9% (b)
  Without expense
   reductions.................      2.04%       2.03%         --%*        --%*        --% *
Portfolio turnover rate++++...       268%        385%        625%        495%        351%


                                     ADVISOR CLASS+++
                                --------------------------
                                   YEAR       JUNE 1, 1995
                                   ENDED           TO
                                OCTOBER 31,   OCTOBER 31,
                                 1996 (D)       1995 (D)
                                -----------   ------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................   $   8.80       $ 8.98
                                -----------   ------------
Income from investment
 operations:
  Net investment income.......       0.60         0.26
  Net realized and unrealized
   gain (loss) on
   investments................       0.03        (0.19)
                                -----------   ------------
    Net increase (decrease)
     from investment
     operations...............       0.63         0.07
                                -----------   ------------
Distributions to shareholders:
  From net investment
   income.....................      (0.60)       (0.25)
  From net realized gain on
   investments................      (0.10)          --
  In excess of net realized
   gain on investments........         --           --
  Return of capital...........         --           --
  From sources other than net
   investment income..........         --           --
                                -----------   ------------
    Total distributions.......      (0.70)       (0.25)
                                -----------   ------------
Net asset value, end of
 period.......................   $   8.73       $ 8.80
                                -----------   ------------
                                -----------   ------------
Total investment return (c)...       7.49%        0.83% (a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $     86       $  131
Ratio of net investment income
 to average net assets........       6.87%        7.33% (b)
Ratio of expenses to average
 net assets: (Note 1)
  With expense reductions.....       0.99%        1.00% (b)
  Without expense
   reductions.................       1.04%        1.03% (b)
Portfolio turnover rate++++...        268%         385%

----------------

 (a) Not annualized.
 (b) Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the year.
  + All capital shares issued and oustanding as of October 21, 1992 were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F20

                   GT GLOBAL HIGH INCOME FUND - CONSOLIDATED

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             CLASS A
                                -----------------------------------------------------------------
                                                                                   OCTOBER 22,
                                                                                      1992
                                                                                  (COMMENCEMENT
                                           YEAR ENDED OCTOBER 31,               OF OPERATIONS) TO
                                ---------------------------------------------      OCTOBER 31,
                                1996 (E)      1995      1994 (E)    1993 (E)          1992
                                ---------   ---------   ---------   ---------   -----------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $  11.70    $  12.56    $  14.92    $  11.43        $ 11.43
                                ---------   ---------   ---------   ---------   -----------------
Income from investment
 operations:
  Net investment income.......      1.27        1.35        0.94        0.78             --
  Net realized and unrealized
   gain (loss) on
   investments................      3.09       (1.09)      (1.87)       3.92             --
                                ---------   ---------   ---------   ---------   -----------------
    Net increase (decrease)
     from investment
     operations...............      4.36        0.26       (0.93)       4.70             --
                                ---------   ---------   ---------   ---------   -----------------
Distributions to shareholders:
  From net investment
   income.....................     (1.11)      (1.03)      (0.94)      (0.78)            --
  From net realized gain on
   investments................     (0.10)      (0.03)      (0.27)         --             --
  In excess of net realized
   gain on investments........        --          --       (0.22)         --             --
  Return of capital...........        --       (0.06)         --          --             --
  From sources other than net
   investment income..........        --          --          --       (0.43)            --
                                ---------   ---------   ---------   ---------   -----------------
    Total distributions.......     (1.21)      (1.12)      (1.43)      (1.21)            --
                                ---------   ---------   ---------   ---------   -----------------
Net asset value, end of
 period.......................  $  14.85    $  11.70    $  12.56    $  14.92        $ 11.43
                                ---------   ---------   ---------   ---------   -----------------
                                ---------   ---------   ---------   ---------   -----------------

Total investment return (d)...     39.05%       2.81%      (6.45)%      43.6%            --% (a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $178,318    $142,002    $167,974    $143,171        $   207
Ratio of net investment income
 to average net assets........      9.52%      11.85%       7.00%       6.40%           N/A(c)
Ratio of operating expenses to
 average net assets...........      1.69%       1.75%       1.57%       2.20%           N/A(c)
Ratio of interest expense to
 average net assets...........      0.04%        N/A        0.22%        N/A            N/A
Portfolio turnover rate++.....       290%         --%         --%         --%            --%

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Ratios are not meaningful due to short period of operation.
 (d) Total investment return does not include sales charges.
 (e) These selected per share operating data were calculated based upon weighted average shares outstanding during the year.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F21

                   GT GLOBAL HIGH INCOME FUND - CONSOLIDATED

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             CLASS B
                                -----------------------------------------------------------------
                                                                                   OCTOBER 22,            ADVISOR CLASS+
                                                                                      1992          --------------------------
                                                                                  (COMMENCEMENT        YEAR       JUNE 1, 1995
                                           YEAR ENDED OCTOBER 31,               OF OPERATIONS) TO      ENDED           TO
                                ---------------------------------------------      OCTOBER 31,      OCTOBER 31,   OCTOBER 31,
                                1996 (E)      1995      1994 (E)    1993 (E)          1992           1996 (E)         1995
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $  11.69    $  12.56    $  14.90    $  11.43        $ 11.43          $ 11.71        $ 11.44
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
Income from investment
 operations:
  Net investment income.......      1.17        1.27        0.86        0.70             --             1.34           0.57
  Net realized and unrealized
   gain (loss) on
   investments................      3.09       (1.09)      (1.85)       3.90             --             3.05           0.17
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
    Net increase (decrease)
     from investment
     operations...............      4.26        0.18       (0.99)       4.60             --             4.39           0.74
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
Distributions to shareholders:
  From net investment
   income.....................     (1.03)      (0.96)      (0.86)      (0.70)            --            (1.16)         (0.44)
  From net realized gain on
   investments................     (0.09)      (0.03)      (0.27)         --             --            (0.11)            --
  In excess of net realized
   gain on investments........        --          --       (0.22)         --             --               --             --
  Return of capital...........        --       (0.06)         --          --             --               --          (0.03)
  From sources other than net
   investment income..........        --          --          --       (0.43)            --               --             --
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
    Total distributions.......     (1.12)      (1.05)      (1.35)      (1.13)            --            (1.27)         (0.47)
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
Net asset value, end of
 period.......................  $  14.83    $  11.69    $  12.56    $  14.90        $ 11.43          $ 14.83        $ 11.71
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------
                                ---------   ---------   ---------   ---------   -----------------   -----------   ------------

Total investment return (d)...     38.16%       2.07%      (6.99)%      42.6%            --% (a)       39.38%          6.54% (a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $251,002    $214,897    $232,423    $127,035        $    53          $15,298        $ 1,463
Ratio of net investment income
 to average net assets........      8.87%      11.20%       6.35%        5.8%           N/A(c)          9.87%         12.20% (b)
Ratio of operating expenses to
 average net assets...........      2.34%       2.40%       2.22%        2.8%           N/A(c)          1.34%          1.40% (b)
Ratio of interest expense to
 average net assets...........      0.04%        N/A        0.22%        N/A            N/A             0.04%           N/A
Portfolio turnover rate++.....       290%         --%         --%         --%            --%             290%            --% (b)

----------------

  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Ratios are not meaningful due to short period of operation.
 (d) Total investment return does not include sales charges.
 (e) These selected per share operating data were calculated based upon weighted average shares outstanding during the year.
N/A  Not applicable

    The accompanying notes are an integral part of the financial statements.
                                      F22

                        GT GLOBAL STRATEGIC INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                        CLASS A+
                                --------------------------------------------------------
                                                 YEAR ENDED OCTOBER 31,
                                --------------------------------------------------------
                                1996 (E)    1995 (E)      1994      1993 (E)      1992
                                ---------   ---------   ---------   ---------   --------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $  10.32    $  10.88    $  13.61    $  11.25    $ 10.91
                                ---------   ---------   ---------   ---------   --------
Income from investment
 operations:
  Net investment income.......      0.89        0.97        0.79        0.96       0.86
  Net realized and unrealized
   gain (loss) on
   investments................      1.44       (0.69)      (2.14)       2.85       0.31
                                ---------   ---------   ---------   ---------   --------
    Net increase (decrease)
     from investment
     operations...............      2.33        0.28       (1.35)       3.81       1.17
                                ---------   ---------   ---------   ---------   --------
Distributions to shareholders:
  From net investment
   income.....................     (0.82)      (0.80)      (0.79)      (0.96)     (0.83)
  From net realized gain on
   investments................        --          --       (0.38)      (0.37)        --
  In excess of net investment
   income.....................     (0.07)         --          --          --         --
  Return of capital...........        --       (0.04)      (0.21)         --         --
  From sources other than net
   investment income..........        --          --          --       (0.12)        --
                                ---------   ---------   ---------   ---------   --------
    Total distributions.......     (0.89)      (0.84)      (1.38)      (1.45)     (0.83)
                                ---------   ---------   ---------   ---------   --------
Net asset value, end of
 period.......................  $  11.76    $  10.32    $  10.88    $  13.61    $ 11.25
                                ---------   ---------   ---------   ---------   --------
                                ---------   ---------   ---------   ---------   --------

Total investment return (c)...     23.00%       3.06%     (10.44)%      37.0%      11.1%
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $185,126    $188,165    $275,241    $287,870    $83,849
Ratio of net investment income
 to average net assets........      8.09%       9.64%       6.74%        7.2%       7.6%
Ratio of expenses to average
 net assets:
  With expense reductions
   (Note 1)...................      1.38%       1.42%       1.40%        1.7%       1.8%
  Without expense
   reductions.................      1.40%       1.45%         --%*        --%*       --%*
Ratio of interest expenses to
 average net assets...........       N/A         N/A        0.10%        N/A        N/A
Portfolio turnover rate++++...       177%        238%        583%        310%       418%

----------------

  + All capital shares issued and outstanding as of October 21, 1992, were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Ratios are not meaningful due to the short period of operation of Class B shares.
 (e) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F23

                        GT GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                           CLASS B++
                                ----------------------------------------------------------------        ADVISOR CLASS+++
                                                                                  OCTOBER 22,      --------------------------
                                                                                      1992            YEAR       JUNE 1, 1995
                                           YEAR ENDED OCTOBER 31,                      TO             ENDED           TO
                                ---------------------------------------------     OCTOBER 31,      OCTOBER 31,   OCTOBER 31,
                                1996 (E)    1995 (E)      1994      1993 (E)          1992          1996 (E)       1995 (E)
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $  10.33    $  10.88    $  13.60    $  11.24       $  11.36         $  10.33       $10.32
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
Income from investment
 operations:
  Net investment income.......      0.82        0.91        0.73        0.89           0.01             0.93         0.41
  Net realized and unrealized
   gain (loss) on
   investments................      1.44       (0.69)      (2.14)       2.85          (0.13)            1.44        (0.04)
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
    Net increase (decrease)
     from investment
     operations...............      2.26        0.22       (1.41)       3.74          (0.12)            2.37         0.37
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
Distributions to shareholders:
  From net investment
   income.....................     (0.75)      (0.73)      (0.72)      (0.89)            --            (0.86)       (0.34)
  From net realized gain on
   investments................        --          --       (0.38)      (0.37)            --               --           --
  In excess of net investment
   income.....................     (0.07)         --          --          --             --            (0.07)          --
  Return of capital...........        --       (0.04)      (0.21)         --             --               --        (0.02)
  From sources other than net
   investment income..........        --          --          --       (0.12)            --               --           --
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
    Total distributions.......     (0.82)      (0.77)      (1.31)      (1.38)            --            (0.93)       (0.36)
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
Net asset value, end of
 period.......................  $  11.77    $  10.33    $  10.88    $  13.60       $  11.24         $  11.77       $10.33
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------
                                ---------   ---------   ---------   ---------   ----------------   -----------   ------------

Total investment return (c)...     22.15%       2.48%     (11.02)%      36.2%          (1.1)% (b)      23.39%        3.72% (b)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $333,178    $357,852    $458,550    $310,431       $    533         $    479       $  443
Ratio of net investment income
 to average net assets........      7.44%       8.99%       6.09%        6.5%           N/A(d)          8.44%        9.99% (a)
Ratio of expenses to average
 net assets:
  With expense reductions
   (Note 1)...................      2.03%       2.07%       2.05%        2.4%           N/A(d)          1.03%        1.07% (a)
  Without expense
   reductions.................      2.05%       2.10%         --%*        --%*           --% *          1.05%        1.10% (a)
Ratio of interest expenses to
 average net assets...........       N/A         N/A        0.10%        N/A            N/A              N/A          N/A
Portfolio turnover rate++++...       177%        238%        583%        310%           418%             177%         238%

----------------

  + All capital shares issued and outstanding as of October 21, 1992, were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) Ratios are not meaningful due to the short period of operation of Class B shares.
 (e) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

    The accompanying notes are an integral part of the financial statements.
                                      F24

                             GT GLOBAL INCOME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Government Income Fund, GT Global High Income Fund, and GT Global Strategic Income Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Income Funds." The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global High Income Fund invests substantially all of its investable assets in the Global High Income Portfolio ("Portfolio"). The Portfolio is organized as a New York Trust and is registered under the 1940 Act as a non-diversified, open-end management investment company.

The Portfolio has investment objectives, policies, and limitations substantially identical to those of its corresponding Fund. Therefore, the financial statements of the Fund and its respective Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through October 31, 1996, all of the shares of beneficial interest of the Portfolio were owned by either its Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in the Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Funds and Portfolio in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Funds and the Portfolio calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolio (the phrase "Funds or Portfolio" hereinafter refers to the GT Global Government Income Fund, the GT Global Strategic Income Fund, and the Global High Income Portfolio) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's or

                                      F25

                             GT GLOBAL INCOME FUNDS

Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by a Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is

                                      F26

                             GT GLOBAL INCOME FUNDS

recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1996, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1996            OCTOBER 31,
                                          --------------------------------        1996
                                          AGGREGATE VALUE        CASH        --------------
GT GLOBAL                                     ON LOAN         COLLATERAL     FEES RECEIVED
----------------------------------------  ---------------   --------------   --------------
Government Income Fund..................   $ 85,475,086      $  92,153,670      $250,204
Strategic Income Fund...................     44,548,682         47,372,677       108,002

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian fees.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The GT Global Government Income Fund has a capital loss carryforward of $156,095,393 of which $140,349,807 expires in 2002, and $15,745,586 expires in 2003. The GT Global Strategic Income Fund has a capital loss carryforward of $110,439,537 of which $33,635,683 expires in 2002, and $76,803,854 expires in 2003.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global High Income Fund and the Portfolio in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $149,100 and $25,000, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's Portfolio of Investments.

(O) LINE OF CREDIT
For the year ended October 31, 1996, the Global High Income Portfolio periodically borrowed amounts from a bank at a base or Eurodollar rate. The arrangement with the bank allows the Portfolio to borrow a maximum amount of $25,000,000. On February 28 & 29, 1996, the Portfolio borrowed $24,000,000, all of which was repaid on April 18, 1996.

For the year ended October 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of

                                      F27

                             GT GLOBAL INCOME FUNDS

days the loans were outstanding) was $17,800,000 with a weighted average interest rate of 6.63%. Interest expense for the year ended October 31, 1996 was $163,819.

(P) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
A Fund or Portfolio may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund or Portfolio will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities are identified on the accompanying Portfolio of Investments. The Fund or Portfolio has set aside sufficient cash or liquid high grade debt securities as collateral for these purchase commitments.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolio's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The GT Global Government Income Fund and GT Global Strategic Income Fund each pays the Manager investment management and administration fees at the annualized rate of 0.725% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% on amounts thereafter. The GT Global High Income Fund pays administration fees to the Manager at the annualized rate of 0.25% of its average daily net assets. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that a Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

The Global High Income Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $1 billion; 0.425% on the next $1 billion; and 0.40% on amounts thereafter, plus 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a mark to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period ended October 31, 1996, GT Global retained the following sales charges: $55,131 for the GT Global Government Income Fund, $69,243 for the Global High Income Fund, and $23,580 for the GT Global Strategic Income Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1996, as follows: $17,709 for the GT Global Government Income Fund, $0 for the GT Global High Income Fund and $10,099 for the GT Global Strategic Income Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of: $1,449,342 for the GT Global Government Income Fund, $1,739,271 for the Global High Income Fund, and $1,915,487 for the GT Global Strategic Income Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00%

                                      F28

                             GT GLOBAL INCOME FUNDS

annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit GT Global Government Income Fund and GT Global Strategic Income Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of each Fund's Class A, Class B, and Advisor Class shares, respectively. Similarly, they voluntarily have undertaken to limit GT Global High Income Fund's expenses to the maximum annual rate of 2.20%, 2.85%, and 1.85% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, these limitations will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of each Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of LGT and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds and Portfolio. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.
The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. The Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At October 31, 1996, all of the shares of beneficial interest of the Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1996:

                       PURCHASES AND SALES OF SECURITIES

                                                                                            PURCHASES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT   OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $352,752,344     $921,279,705
Global High Income Portfolio....................................................     96,288,547      983,932,679
GT Global Strategic Income Fund.................................................     71,587,672      816,104,575

                                                                                              SALES
                                                                                  ------------------------------
                                                                                  U.S. GOVERNMENT   OTHER ISSUES
                                                                                  ---------------   ------------
GT Global Government Income Fund................................................   $441,687,203     $1,075,693,915
Global High Income Portfolio....................................................     84,315,986     1,020,907,620
GT Global Strategic Income Fund.................................................    109,353,125      896,578,545

4. CAPITAL SHARES
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 300,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Funds were as follows:

                                      F29

                             GT GLOBAL INCOME FUNDS

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL GOVERNMENT INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       19,126,586  $      164,293,090       17,764,859  $      154,603,577
Shares issued in connection with
  reinvestment of distributions.........        1,643,833          14,228,931        2,042,839          17,630,697
                                          ---------------  ------------------  ---------------  ------------------
                                               20,770,419         178,522,021       19,807,698         172,234,274
Share repurchased.......................      (36,969,597)       (318,856,283)     (34,203,619)       (297,666,599)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................      (16,199,178) $     (140,334,262)     (14,395,921) $     (125,432,325)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS B                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       23,047,364  $      198,774,141       20,700,346  $      178,801,868
Shares issued in connection with
  reinvestment of distributions.........          956,866           8,282,950        1,005,589           8,536,817
                                          ---------------  ------------------  ---------------  ------------------
                                               24,004,230         207,057,091       21,705,935         187,338,685
Share repurchased.......................      (31,688,935)       (273,022,079)     (25,343,381)       (218,171,165)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (7,684,705) $      (65,964,988)      (3,637,446) $      (30,832,480)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                                                                          JUNE 1, 1995
                                                      YEARS ENDED              (COMMENCEMENT OF SALE OF SHARES) TO
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................          105,543  $          891,754           15,659  $          141,450
Shares issued in connection with
  reinvestment of distributions.........            1,345              11,541              397               3,476
                                          ---------------  ------------------  ---------------  ------------------
                                                  106,888             903,295           16,056             144,926
Shares repurchased......................         (111,905)           (948,244)          (1,142)             (9,928)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................           (5,017) $          (44,949)          14,914  $          134,998
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                      F30

                             GT GLOBAL INCOME FUNDS

GT GLOBAL HIGH INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       25,694,335  $      346,426,450       25,003,318  $      280,486,242
Shares issued in connection with
  reinvestment of distributions.........          607,445           8,023,249          682,971           7,764,542
                                          ---------------  ------------------  ---------------  ------------------
                                               26,301,780         354,449,699       25,686,289         288,250,784
Share repurchased.......................      (26,422,858)       (355,715,247)     (26,927,729)       (301,862,112)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................         (121,078) $       (1,265,548)      (1,241,440) $      (13,611,328)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS B                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       14,568,804  $      194,636,619       10,582,935  $      119,426,735
Shares issued in connection with
  reinvestment of distributions.........          765,798          10,086,445          826,797           9,372,626
                                          ---------------  ------------------  ---------------  ------------------
                                               15,334,602         204,723,064       11,409,732         128,799,361
Share repurchased.......................      (16,793,522)       (225,719,415)     (11,542,431)       (128,317,008)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................       (1,458,920) $      (20,996,351)        (132,699) $          482,353
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                                                                          JUNE 1, 1995
                                                      YEAR ENDED                    (COMMENCEMENT OF SALE OF
                                                   OCTOBER 31, 1996                SHARES) TO OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................        1,706,101  $       23,413,749          133,919  $        1,558,699
Shares issued in connection with
  reinvestment of distributions.........           40,101             546,903            4,923              57,262
                                          ---------------  ------------------  ---------------  ------------------
                                                1,746,202          23,960,652          138,842           1,615,961
Share repurchased.......................         (839,670)        (11,309,193)         (13,845)           (160,158)
                                          ---------------  ------------------  ---------------  ------------------
Net increase............................          906,532  $       12,651,459          124,997  $        1,455,803
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                      F31

                             GT GLOBAL INCOME FUNDS

GT GLOBAL STRATEGIC INCOME FUND

                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS A                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       15,025,486  $      168,473,834       10,413,395  $      105,118,727
Shares issued in connection with
  reinvestment of distributions.........          829,046           9,085,802        1,180,205          11,913,775
                                          ---------------  ------------------  ---------------  ------------------
                                               15,854,532         177,559,636       11,593,600         117,032,502
Shares repurchased......................      (18,331,797)       (204,237,090)     (18,672,585)       (187,700,412)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (2,477,265) $      (26,677,454)      (7,078,985) $      (70,667,910)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------


                                                      YEAR ENDED                           YEAR ENDED
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
CLASS B                                       SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................       12,778,909  $      141,835,937        5,950,544  $       60,333,373
Shares issued in connection with
  reinvestment of distributions.........        1,206,362          13,216,165        1,633,228          16,496,489
                                          ---------------  ------------------  ---------------  ------------------
                                               13,985,271         155,052,102        7,583,772          76,829,862
Shares repurchased......................      (20,318,197)       (224,904,917)     (15,079,063)       (151,484,130)
                                          ---------------  ------------------  ---------------  ------------------
Net decrease............................       (6,332,926) $      (69,852,815)      (7,495,291) $      (74,654,268)
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

                                                                                          JUNE 1, 1995
                                                      YEAR ENDED               (COMMENCEMENT OF SALE OF SHARES) TO
                                                   OCTOBER 31, 1996                     OCTOBER 31, 1995
                                          -----------------------------------  -----------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT            SHARES             AMOUNT
----------------------------------------  ---------------  ------------------  ---------------  ------------------
Shares sold.............................          278,551  $        3,010,280           44,461  $          465,129
Shares issued in connection with
  reinvestment of distributions.........            3,931              43,156            1,535              15,708
                                          ---------------  ------------------  ---------------  ------------------
                                                  282,482           3,053,436           45,996             480,837
Shares repurchased......................         (284,638)         (3,054,110)          (3,115)            (32,174)
                                          ---------------  ------------------  ---------------  ------------------
Net increase (decrease).................           (2,156) $             (674)          42,881  $          448,663
                                          ---------------  ------------------  ---------------  ------------------
                                          ---------------  ------------------  ---------------  ------------------

5. WRITTEN OPTIONS:
The Global High Income Portfolio's written options contract activity for the year ended October 31, 1996 was as follows:

                      COVERED CALL AND PUT OPTIONS WRITTEN

                                                                                                             UNDERLYING
                                                                                                               NOMINAL
                                                                                                               AMOUNT     PREMIUMS
                                                                                                             -----------  ---------
Options outstanding at October 31, 1995....................................................................            0  $       0
Options written............................................................................................    7,000,000    101,500
Options cancelled in closing purchase transactions.........................................................            0          0
Options expired prior to exercise..........................................................................   (7,000,000)  (101,500)
Options exercised..........................................................................................            0          0
                                                                                                             -----------  ---------
Options outstanding at October 31, 1996....................................................................            0  $       0
                                                                                                             -----------  ---------
                                                                                                             -----------  ---------

--------------
FEDERAL TAX INFORMATION:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1996:

                                                                                                            CAPITAL GAIN
FUND                                                                                                          DIVIDEND
----------------------------------------------------------------------------------------------------------  ------------
Government Income.........................................................................................           --
High Income...............................................................................................   $1,206,836
Strategic Income..........................................................................................           --

                                      F32

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL INCOME FUNDS

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS GROWTH FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      INCSX703MC

                               GT GLOBAL GROWTH &
                           INCOME FUND: ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                 March 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of GT Global Growth and Income Fund ("Fund"). The Fund is a non-diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. ( the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     19
Directors and Executive Officers.........................................................................................     21
Management...............................................................................................................     23
Valuation of Fund Shares.................................................................................................     24
Information Relating to Sales and Redemptions............................................................................     25
Taxes....................................................................................................................     26
Additional Information...................................................................................................     29
Investment Results.......................................................................................................     29
Description of Debt Ratings..............................................................................................     35
Financial Statements.....................................................................................................     37


[LOGO]

                   Statement of Additional Information Page 1

                         GT GLOBAL GROWTH & INCOME FUND


                            INVESTMENT OBJECTIVE AND
                                    POLICIES


--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.

SELECTION OF EQUITY INVESTMENTS
For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Fund may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.

DEPOSITORY RECEIPTS
The Fund may hold equity securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such


                   Statement of Additional Information Page 2

                         GT GLOBAL GROWTH & INCOME FUND

as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.


REPURCHASE AGREEMENTS


A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days

                   Statement of Additional Information Page 3

                         GT GLOBAL GROWTH & INCOME FUND
(excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility. The Fund may only make short sales "against the box." In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund might make a short sale "against the box" in order to hedge against market risks when the Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Manager wants to sell the security the Fund owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

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                         GT GLOBAL GROWTH & INCOME FUND


                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES


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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the

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                         GT GLOBAL GROWTH & INCOME FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

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                         GT GLOBAL GROWTH & INCOME FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price any any time until (American style) or (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

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                         GT GLOBAL GROWTH & INCOME FUND
offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") Markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When

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                         GT GLOBAL GROWTH & INCOME FUND
an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates and decreases in currency exchange rates or stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures

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                         GT GLOBAL GROWTH & INCOME FUND
Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be

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                         GT GLOBAL GROWTH & INCOME FUND
increased   participation   by  speculators   in   the  Futures   markets.  This
participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Company's Board of Directors.

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The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.



The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

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Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.



Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


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                                  RISK FACTORS

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ILLIQUID SECURITIES


The  Fund  may  invest up  to  10% of  its  net assets  in  illiquid securities.
Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-


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eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.



FOREIGN SECURITIES

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such

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matters  as  restrictions  on   market  manipulation,  insider  trading   rules,
shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U. S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.



    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms


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                         GT GLOBAL GROWTH & INCOME FUND

will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.



    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.



    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.



The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.



The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.



    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Fund intends to invest in Hong Kong, which will revert to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.



    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal


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                         GT GLOBAL GROWTH & INCOME FUND

and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.



Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.



Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.



    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.



Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.



Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.



Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


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                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;


        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information and subject to operating policy (4) below;



        (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets;



        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to operating policy (4) below;

        (8) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets at the lower of cost or fair market value. The Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs; or


       (11) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, its investment adviser, or its distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.


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                         GT GLOBAL GROWTH & INCOME FUND


For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (1) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer; (2) sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short; (3) invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or (4) enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS


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Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.


                  Statement of Additional Information Page 19

                         GT GLOBAL GROWTH & INCOME FUND

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases, the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.

The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest generally are traded in the OTC markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid aggregate brokerage commissions of $257,953, $318,958 and $280,861, respectively. For the fiscal year ended October 31, 1996, the Fund paid to LGT Bank in Liechtenstein AG, an "affiliated" broker, aggregate brokerage commissions of $16,898 for transactions involving purchases and sales of portfolio securities which represented 6.55% of the total brokerage commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.


PORTFOLIO TRADING AND TURNOVER

The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/ or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio values excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended October 31, 1996 and 1995, the Fund's portfolio turnover rates were 39% and 83%, respectively.


                  Statement of Additional Information Page 20

                         GT GLOBAL GROWTH & INCOME FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

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The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.
C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.
Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111
Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111
Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.
Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 21

                         GT GLOBAL GROWTH & INCOME FUND


James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director of
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, GT Global, GT Services and G.T. Insurance from February 1996
New York, NY 10036                to October 1996; Vice President, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; Senior Vice President, General
                                  Counsel and Secretary, Strong/ Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., a Trustee and officer of G.T. Global Growth Series and a Trustee of G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which are also registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director or Trustee and Officer, respectively, of 11 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Director, who is not a director, officer or employee of the Manager or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or other affiliated company, received total compensation of $30,200, $30,200, $26,600 and 30,200, respectively, from the Company for which he or she serves as a Director. For the fiscal year ended October 31, 1996 Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $80,100, $80,100, $72,600 and $80,100, respectively, from the investment companies managed or adminstered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 22

                         GT GLOBAL GROWTH & INCOME FUND

                                   MANAGEMENT

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INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES


The Manager serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays the Manager investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.


The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund, the Company or the Manager may terminate the Contract without penalty upon sixty days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Fund to the Manager during the Fund's last three fiscal years:



YEAR ENDED OCTOBER 31,                                                                                      AMOUNT PAID
---------------------------------------------------------------------------------------------------------  -------------
1996.....................................................................................................   $ 6,282,438
1995.....................................................................................................   $ 6,301,399
1994.....................................................................................................   $ 5,676,421


DISTRIBUTION SERVICES
The Fund's Advisor Class shares are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1996 and October 31, 1995, the Fund paid transfer agency and accounting services fees to the Manager of $1,398,892 and $1,414,035, respectively.


EXPENSES OF THE FUND
The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in

                  Statement of Additional Information Page 23

                         GT GLOBAL GROWTH & INCOME FUND
domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

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                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Fund's portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs, and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available, or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.

                  Statement of Additional Information Page 24

                         GT GLOBAL GROWTH & INCOME FUND

European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the
Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

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                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

EXCHANGES BETWEEN FUNDS
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the

                  Statement of Additional Information Page 25

                         GT GLOBAL GROWTH & INCOME FUND
Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to qualify or to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a

                  Statement of Additional Information Page 26

                         GT GLOBAL GROWTH & INCOME FUND
corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year plus certain other amounts.

FOREIGN TAXES

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gains from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.



If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.



Pursuant to proposed regulations, an open-end RIC, such as the Fund, would be entitled to elect to "mark-to-market" its stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

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                         GT GLOBAL GROWTH & INCOME FUND

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.



If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts and or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.



Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 28

                         GT GLOBAL GROWTH & INCOME FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.



Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan), in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd.) in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P., conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.

--------------------------------------------------------------------------------

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


STANDARDIZED RETURNS


The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A, Class B and Advisor Class shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable
contingent  deferred  sales  charge   imposed  on  a   redemption  of  Class   B


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                         GT GLOBAL GROWTH & INCOME FUND

shares held for the period; (3) for Advisor Class shares, deduction of a sales charge is not applicable; (4) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (5) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Fund, stated as average annualized total returns, for the periods shown, were:



                                                                               GROWTH AND       GROWTH AND       GROWTH AND
                                                                               INCOME FUND      INCOME FUND      INCOME FUND
PERIOD                                                                          (CLASS A)        (CLASS B)     (ADVISOR CLASS)
---------------------------------------------------------------------------  ---------------  ---------------  ---------------
Fiscal year ended October 31, 1996.........................................        11.25%           11.06%           17.19%
October 31, 1991 through October 31, 1996..................................        10.07%             n/a              n/a
June 1, 1995 (commencement of operations) through October 31, 1996.........          n/a              n/a            14.83%
October 22, 1992 (commencement of operations) through October 31, 1996.....          n/a            11.29%             n/a
September 25, 1990 (commencement of operations) through October 31, 1996...        10.83%             n/a              n/a



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, the Fund may also include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Fund, stated as aggregate total returns for the periods shown, were:



                                                                               GROWTH AND       GROWTH AND       GROWTH AND
                                                                               INCOME FUND      INCOME FUND      INCOME FUND
PERIOD                                                                          (CLASS A)        (CLASS B)     (ADVISOR CLASS)
---------------------------------------------------------------------------  ---------------  ---------------  ---------------
June 1, 1995 (commencement of operations) through October 31, 1996.........          n/a              n/a            21.68%
October 22, 1992 (commencement of operations) through October 31, 1996.....          n/a            55.82%             n/a
September 25, 1990 (commencement of operations) through October 31, 1996...        96.59%             n/a              n/a


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or the Manager. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein.



GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of such indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. The Fund is actively managed, I.E. The Manager, as the Fund's investment manager, actively purchases and sells securities in seeking the Fund's investment objective. Moreover, the Fund may invest a portion of its assets in corporate bonds, while the above data relates only to government bonds. Each of these factors will cause the performance of the Fund to differ from indices.


In addition, GT Global may in its radio, television and other advertising, employ the use of sound effects such as, for example, sounds of electronic data being communicated.

The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of

                  Statement of Additional Information Page 30

                         GT GLOBAL GROWTH & INCOME FUND

    agencies of the U.S. Government (excluding mortgage-backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).


        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP")-weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.


       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.


       (13) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (14) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and
    regional  economic  trends  and   their  implications  for  the   developing
    economies.

       (15) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (16) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (17) International Financial Statistics, which is produced by the International Monetary Fund.

       (18) Various publications and reports produced by the World Bank and its affiliates.

       (19) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (20) Various publications including but not limited to ratings agencies such as Moody's, S&P and Fitch.


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                         GT GLOBAL GROWTH & INCOME FUND

       (21) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (22) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.


       (23) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.


       (24) Various publications from the Organization for Economic Cooperation and Development (OECD).


Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.


From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes the Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including, but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

                  Statement of Additional Information Page 32

                         GT GLOBAL GROWTH & INCOME FUND

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.


In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.



The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Fund may also discuss these accounts and plans, which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lessor of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially

                  Statement of Additional Information Page 33

                         GT GLOBAL GROWTH & INCOME FUND
equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.


SEP-IRAS: Simplified employee pension plans ("SEP" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.



CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and  most
other   not-for-profit   corporations   can   make   pre-tax   salary  reduction
contributions to these accounts.



PROFIT-SHARING  (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permit the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirements plans.


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


From time to time, the Fund and GT Global will quote information including, but not limited to, data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including, the economic and financial data of such financial organizations as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.



 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.



 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.



 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product (GDP): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.


13) Total exports and imports by year: IFC, The World Bank and Datastream.



14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

17) Countries restructuring their debt, including those under the Brady Plan: the Manager.

18) Political and economic structure of countries: Economist Intelligence Unit.

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                         GT GLOBAL GROWTH & INCOME FUND

19) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

20) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


GT GLOBAL ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

        Moody's rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:


        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater.

        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Statement of Additional Information Page 35

                         GT GLOBAL GROWTH & INCOME FUND

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


    S&P rates the securities debt of various entities in categories ranging from "AAA" to "DD" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

                  Statement of Additional Information Page 36

                         GT GLOBAL GROWTH & INCOME FUND

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

COMMERCIAL PAPER RATINGS
The Fund may invest only in high quality commercial paper, i.e. commercial paper rated Prime-1 by Moody's, A-1 by S&P, or, if unrated, judged by the Manager to be of comparable quality. Issuers rated Prime-1 by Moody's have, in Moody's judgment, a superior capacity for repayment of short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues assigned the A-1 rating by S&P are regarded by S&P as having the greatest capacity for timely payment. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Fund as of October 31, 1996, and for its fiscal year then-ended appear on the following pages.

                  Statement of Additional Information Page 37

                         GT GLOBAL GROWTH & INCOME FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

Annual Report
To the Shareholders of GT Global Growth & Income Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Growth & Income Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Growth & Income Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

                         GT GLOBAL GROWTH & INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % of Net
Equity Investments                                          Country        Shares          Value          Assets
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (22.8%)
  Royal & Sun Alliance Insurance Group PLC ...............   UK             2,081,400   $ 14,274,489         2.1
    INSURANCE - MULTI-LINE
  Schweizerischer Bankverein (Swiss Bank Corp.) ..........   SWTZ              69,590     13,425,103         2.0
    BANKS-MONEY CENTER
  Union Bank of Switzerland - Bearer .....................   SWTZ              10,652     10,160,837         1.5
    BANKS-MONEY CENTER
  CS Holding AG - Registered .............................   SWTZ              98,500      9,852,341         1.5
    BANKS-MONEY CENTER
  AEGON N.V. .............................................   NETH             187,875      9,553,717         1.4
    INSURANCE-LIFE
  First Tennessee National Corp. .........................   US               245,400      8,926,425         1.3
    BANKS-REGIONAL
  ABN AMRO Holding N.V. ..................................   NETH             151,374      8,553,866         1.3
    BANKS-REGIONAL
  ING Groep N.V. .........................................   NETH             264,262      8,237,263         1.2
    OTHER FINANCIAL
  Commonwealth Bank of Australia .........................   AUSL             757,700      7,113,005         1.1
    BANKS-SUPER REGIONAL
  American General Corp. .................................   US               170,000      6,332,500         0.9
    INSURANCE-LIFE
  IKB Deutsche Industriebank AG ..........................   GER               33,700      6,123,629         0.9
    BANKS-REGIONAL
  Lloyds Abbey Life PLC ..................................   UK               599,000      6,115,726         0.9
    INSURANCE-LIFE
  National Westminster Bank PLC ..........................   UK               471,800      5,385,091         0.8
    BANKS-MONEY CENTER
  Deutsche Bank AG .......................................   GER              112,500      5,213,922         0.8
    BANKS-MONEY CENTER
  Generale de Banque S.A. ................................   BEL               14,762      5,162,201         0.8
    BANKS-MONEY CENTER
  General Accident PLC ...................................   UK               400,000      4,764,074         0.7
    INSURANCE - PROPERTY-CASUALTY
  Kredietbank N.V. .......................................   BEL               12,980      4,195,492         0.6
    BANKS-REGIONAL
  Fortis Amev N.V. .......................................   NETH             135,042      4,034,311         0.6
    OTHER FINANCIAL
  Commercial Union PLC ...................................   UK               361,550      3,823,747         0.6
    INSURANCE - MULTI-LINE
  Mercury Asset Management Group PLC .....................   UK               196,698      3,614,878         0.5
    INVESTMENT MANAGEMENT
  M & G Group PLC ........................................   UK               155,000      2,824,601         0.4
    INVESTMENT MANAGEMENT
  Banco de Santander S.A. ................................   SPN               48,750      2,503,823         0.4
    BANKS-MONEY CENTER
  Dresdner Bank AG .......................................   GER               72,350      1,936,154         0.3
    BANKS-MONEY CENTER
  Gerrard & National Holdings PLC ........................   UK               375,880      1,608,468         0.2
    SECURITIES BROKER
  Realty Development Corp., Ltd. "A" .....................   HK                 5,000         19,142          --
    REAL ESTATE

    The accompanying notes are an integral part of the financial statements.

                                       F2

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % of Net
Equity Investments                                          Country        Shares          Value          Assets
----------------------------------------------------------  --------   --------------   ------------   -------------
Finance (Continued)
  Generale de Banque Strip VVPR ..........................   BEL                1,342   $        861          --
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                         153,755,666
                                                                                        ------------
Energy (12.9%)
  Elektrowatt AG .........................................   SWTZ              45,508     17,306,164         2.6
    ELECTRICAL & GAS UTILITIES
  Royal Dutch Petroleum Co. ..............................   NETH              87,050     14,372,406         2.1
    OIL
  Exxon Corp. ............................................   US                91,300      8,091,463         1.2
    OIL
  Electrabel S.A. ........................................   BEL               34,760      8,073,866         1.2
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ............................................   US                63,800      7,448,650         1.1
    OIL
  Shell Transport & Trading Co., PLC .....................   UK               358,800      5,881,728         0.9
    OIL
  RWE AG .................................................   GER              134,620      5,545,269         0.8
    ELECTRICAL & GAS UTILITIES
  Reunies Electrobel & Tractebel S.A. ....................   BEL               11,587      5,520,274         0.8
    ELECTRICAL & GAS UTILITIES
  Pacific Gas and Electric Co. ...........................   US               220,000      5,170,000         0.8
    ELECTRICAL & GAS UTILITIES
  Elf Aquitaine ..........................................   FR                52,475      4,197,589         0.6
    OIL
  Groupe Bruxelles Lambert S.A. ..........................   BEL               31,025      3,856,974         0.6
    OIL
  British Gas PLC ........................................   UK               459,500      1,427,994         0.2
    GAS PRODUCTION & DISTRIBUTION
                                                                                        ------------
                                                                                          86,892,377
                                                                                        ------------
Services (6.4%)
  Telecom Corporation of New Zealand Limited: ............   NZ                    --             --         2.3
    TELEPHONE NETWORKS
    Common ...............................................   --             2,614,200     13,588,663          --
    ADR{\/} ..............................................   --                19,000      1,581,750          --
  McGraw-Hill, Inc. ......................................   US               162,000      7,593,750         1.1
    BROADCASTING & PUBLISHING
  United News & Media PLC ................................   UK               639,291      7,010,773         1.0
    BROADCASTING & PUBLISHING
  Dun & Bradstreet Corp. .................................   US               109,800      6,354,675         0.9
    BROADCASTING & PUBLISHING
  Royal PTT Nederland N.V. ...............................   NETH             112,735      4,078,681         0.6
    TELEPHONE NETWORKS
  EMI Group PLC ..........................................   UK               158,900      3,121,896         0.5
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          43,330,188
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % of Net
Equity Investments                                          Country        Shares          Value          Assets
----------------------------------------------------------  --------   --------------   ------------   -------------
Materials/Basic Industry (6.3%)
  Western Mining Corporation Holdings Ltd. ...............   AUSL           1,437,900   $  9,033,151         1.3
    METALS - NON-FERROUS
  CSR Ltd. ...............................................   AUSL           2,405,200      8,078,942         1.2
    BUILDING MATERIALS & COMPONENTS
  Solvay S.A. "A" ........................................   BEL               11,754      7,042,218         1.1
    CHEMICALS
  Akzo Nobel N.V. ........................................   NETH              51,450      6,481,651         1.0
    CHEMICALS
  Monsanto Co. ...........................................   US               160,500      6,359,813         0.9
    CHEMICALS
  BASF AG ................................................   GER              180,800      5,782,159         0.8
    CHEMICALS
                                                                                        ------------
                                                                                          42,777,934
                                                                                        ------------
Consumer Non-Durables (5.7%)
  Avon Products, Inc. ....................................   US               182,000      9,873,500         1.5
    PERSONAL CARE/COSMETICS
  EMAIL Ltd. .............................................   AUSL           3,264,200      8,973,124         1.3
    HOUSEHOLD PRODUCTS
  Philip Morris Cos., Inc. ...............................   US                85,000      7,873,125         1.2
    FOOD
  Universal Corp. ........................................   US               280,500      7,643,625         1.1
    TOBACCO
  Brown-Forman Corp. "B" .................................   US                93,600      4,048,200         0.6
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          38,411,574
                                                                                        ------------
Health Care (3.7%)
  Bristol Myers Squibb Co. ...............................   US               138,700     14,667,525         2.2
    PHARMACEUTICALS
  Bayer AG ...............................................   GER              258,600      9,777,383         1.5
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          24,444,908
                                                                                        ------------
Capital Goods (3.4%)
  General Electric PLC ...................................   UK             1,473,000      9,095,404         1.4
    AEROSPACE/DEFENSE
  BICC PLC ...............................................   UK             1,559,172      7,420,400         1.1
    INDUSTRIAL COMPONENTS
  Lockheed Martin Corp. ..................................   US                69,545      6,232,971         0.9
    AEROSPACE/DEFENSE
                                                                                        ------------
                                                                                          22,748,775
                                                                                        ------------
Consumer Durables (1.9%)
  GKN PLC ................................................   UK               685,800     12,888,041         1.9
                                                                                        ------------
    AUTO PARTS
Multi-Industry/Miscellaneous (1.4%)
  VEBA AG ................................................   GER              170,200      9,083,556         1.4
                                                                                        ------------
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

                                       F4

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % of Net
Equity Investments                                          Country        Shares          Value          Assets
----------------------------------------------------------  --------   --------------   ------------   -------------
Technology (0.3%)
  Alcatel Alsthom Compagnie Generale d'Electricite .......   FR                21,860   $  1,864,976         0.3
    TELECOM TECHNOLOGY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $317,278,795) .............                               436,197,995        64.8
                                                                                        ------------       -----

                                                                         Principal                       % of Net
Fixed Income Investments                                    Currency       Amount          Value          Assets
----------------------------------------------------------  --------   --------------   ------------   -------------
Government & Government Agency Obligations (25.6%)
  Australia (2.0%)
    Australian Government, 7.5% due 7/15/05 ..............   AUD           16,500,000     13,198,170         2.0
  Canada (0.6%)
    Canadian Government, 8.75% due 12/1/05 ...............   CAD            5,000,000      4,348,475         0.6
  Denmark (1.1%)
    Kingdom of Denmark, 8% due 3/15/06 ...................   DKK           40,000,000      7,409,447         1.1
  Germany (5.9%)
    Deutschland Republic:
      6.75% due 4/22/03 ..................................   DEM           23,000,000     16,167,173         2.4
      6.25% due 1/4/24 ...................................   DEM           23,000,000     14,113,222         2.1
    Bundesschatzanweisungen, 6.875% due 12/2/98 ..........   DEM            7,000,000      4,907,956         0.7
    Treuhandanstalt, 6.375% due 7/1/99 ...................   DEM            7,000,000      4,888,067         0.7
  Italy (3.2%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      10.5% due 4/15/98 ..................................   ITL       17,645,000,000     12,144,605         1.8
      10.5% due 9/01/05 ..................................   ITL       12,295,000,000      9,267,211         1.4
  Spain (1.5%)
    Kingdom of Spain, 10.3% due 6/15/02 ..................   ESP        1,162,430,000     10,354,587         1.5
  Sweden (2.4%)
    Swedish Government, 6% due 2/9/05 ....................   SEK          115,000,000     16,132,404         2.4
  United Kingdom (3.7%)
    United Kingdom Treasury:
      7.75% due 9/8/06 ...................................   GBP           11,895,000     19,487,111         2.9
      9.5% due 1/15/99 ...................................   GBP            3,000,000      5,144,717         0.8
  United States (5.2%)
    United States Treasury Note:
      7.25% due 5/15/04 ..................................   USD            8,600,000      9,109,617         1.4
      7.5% due 2/15/05 ...................................   USD            8,050,000      8,666,328         1.3
    United States Treasury Bond:
      6.25% due 8/15/23 ..................................   USD           10,000,000      9,405,859         1.4
      6% due 2/15/26 .....................................   USD            8,200,000      7,492,429         1.1
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $160,273,837) ...........................................                               172,237,378
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F5

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                         Principal                       % of Net
Fixed Income Investments                                    Currency       Amount          Value          Assets
----------------------------------------------------------  --------   --------------   ------------   -------------
Corporate Bonds (4.5%)
  Germany (2.2%)
    Siemens Capital Corp., 8% due 6/24/02+/+ .............   USD            4,710,000   $  6,224,265         0.9
    Deutsche Bank AG, 9% due 12/31/02+/+ .................   DEM            5,625,000      4,395,112         0.7
    Commerzbank AG, Convertible Bond, 9.45% due
     12/31/00+ ...........................................   DEM            4,173,000      4,056,088         0.6
  United Kingdom (2.3%)
    Daily Mail & General Trust, Convertible Bond, 5.75%
     due 9/26/03 .........................................   GBP            3,405,000      8,836,601         1.3
    Land Securities PLC, Convertible Bond, 9.375% due
     7/31/04 .............................................   GBP            3,485,000      6,560,600         1.0
                                                                                        ------------
Total Corporate Bonds (cost $26,125,358) .................                                30,072,666
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $186,399,195) .......                               202,310,044        30.1
                                                                                        ------------       -----


                                                                                                         % of Net
Repurchase Agreement                                                                       Value          Assets
----------------------------------------------------------                              ------------   -------------
  Dated October 31, 1996, with State Street Bank & Trust
   Co., due November 1, 1996, for an effective yield of
   5.55%, collateralized by $8,645,000 U.S. Treasury Bond,
   7.125% due 2/15/23 (market value of collateral is
   $9,130,814, including accrued interest). (cost
   $8,946,379) ...........................................                                 8,946,379         1.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $512,624,369)  * .................                               647,454,418        96.2
Other Assets and Liabilities .............................                                25,799,981         3.8
                                                                                        ------------       -----

NET ASSETS ...............................................                              $673,254,399       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+  Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
          *  For Federal income tax purposes, cost is $513,138,202 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 141,338,898
                 Unrealized depreciation:            (7,022,682)
                                                  -------------
                 Net unrealized appreciation:     $ 134,316,216
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F6

                         GT GLOBAL GROWTH & INCOME FUND

                                October 31, 1996

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                              Percentage of Net Assets {d}
                                        -----------------------------------------
                                                          Fixed
                                                         Income,     Short-term
                                                         Rights &      &
Country (Country Code/Currency Code)       Equity        Warrants    Other  Total
--------------------------------------  -------------   ----------   -----  -----
Australia (AUSL/AUD) .................       4.9            2.0               6.9
Belgium (BEL/BEF) ....................       5.1                              5.1
Canada (CAN/CAD) .....................                      0.6               0.6
Denmark (DEN/DKK) ....................                      1.1               1.1
France (FR/FRF) ......................       0.9                              0.9
Germany (GER/DEM) ....................       6.5            8.1              14.6
Italy (ITLY/ITL) .....................                      3.2               3.2
Netherlands (NETH/NLG) ...............       8.2                              8.2
New Zealand (NZ/NZD) .................       2.3                              2.3
Spain (SPN/ESP) ......................       0.4            1.5               1.9
Sweden (SWDN/SEK) ....................                      2.4               2.4
Switzerland (SWTZ/CHF) ...............       7.6                              7.6
United Kingdom (UK/GBP) ..............      13.2            6.0              19.2
United States & Other (US/USD) .......      15.7            5.2      5.1     26.0
                                           -----          -----      -----  -----
Total  ...............................      64.8           30.1      5.1    100.0
                                           -----          -----      -----  -----
                                           -----          -----      -----  -----

--------------

{d}  Percentages indicated are based on net assets of $673,254,399.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 Forward Foreign Currency Contracts Outstanding
                                October 31, 1996

                                          Market Value
                                             (U.S.       Contract  Delivery   Unrealized
Contracts to Buy:                           Dollars)      Price      Date    Appreciation
----------------------------------------  ------------   --------  --------  ------------
French Francs...........................      978,657     5.14010  11/19/96   $    5,913
                                          ------------                       ------------
    Total Contracts to Buy (Payable
     amount $972,744)...................      978,657                              5,913
                                          ------------                       ------------
THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF NET ASSETS IS 0.15%.

Contracts to Sell:
----------------------------------------
Deutsche Marks                             30,578,692     1.46710  11/29/96      912,004
French Francs                               1,389,297     4.99600  11/06/96       31,840
French Francs                               3,777,615     5.05905  11/19/96       37,330
Netherland Guilders                        12,432,967     1.64860  11/15/96      365,771
Swiss Francs                               14,014,758     1.23274  12/19/96      262,381
                                          ------------                       ------------
    Total Contracts to Sell (Receivable
     amount $63,802,655)................   62,193,329                          1,609,326
                                          ------------                       ------------
THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF NET ASSETS IS 9.24%.
    Total Open Forward Foreign Currency
     Contracts..........................                                      $1,615,239
                                                                             ------------
                                                                             ------------

--------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                         GT GLOBAL GROWTH & INCOME FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $512,624,369) (Note 1).......................  $647,454,418
  U.S. currency.................................................................  $   756
  Foreign currencies (cost $44,124).............................................   44,048        44,804
                                                                                  -------
  Receivable for Fund shares sold........................................................    20,169,512
  Interest and interest withholding tax reclaims receivable..............................     5,131,683
  Receivable for open forward foreign currency contracts, net (Note 1)...................     1,615,239
  Dividends and dividend withholding tax reclaims receivable.............................     1,127,871
  Miscellaneous receivable...............................................................         4,762
  Cash held as collateral for securities loaned (Note 1).................................   109,660,818
                                                                                           ------------
    Total assets.........................................................................   785,209,107
                                                                                           ------------
Liabilities:
  Payable for Fund shares repurchased (Note 2)...........................................     1,082,087
  Payable for investment management and administration fees (Note 2).....................       534,801
  Payable for service and distribution expenses (Note 2).................................       401,630
  Payable for printing and postage expenses..............................................       106,632
  Payable for transfer agent fees (Note 2)...............................................        61,755
  Payable for professional fees..........................................................        49,075
  Payable for custodian fees (Note 1)....................................................        22,818
  Payable for registration and filing fees...............................................        13,380
  Payable for fund accounting fees (Note 2)..............................................        12,818
  Payable for Directors' fees and expenses (Note 2)......................................         4,464
  Other accrued expenses.................................................................         4,430
  Collateral for securities loaned (Note 1)..............................................   109,660,818
                                                                                           ------------
    Total liabilities....................................................................   111,954,708
                                                                                           ------------
Net assets...............................................................................  $673,254,399
                                                                                           ------------
                                                                                           ------------
Class A:
Net asset value and redemption price per share ($286,203,273 DIVIDED BY 40,255,902 shares
 outstanding)............................................................................  $       7.11
                                                                                           ------------
                                                                                           ------------
Maximum offering price per share (100/95.25 of $7.11) *..................................  $       7.46
                                                                                           ------------
                                                                                           ------------
Class B:+
Net asset value and offering price per share ($383,966,080 DIVIDED BY 53,993,849 shares
 outstanding)............................................................................  $       7.11
                                                                                           ------------
                                                                                           ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,085,046
 DIVIDED BY 434,291 shares outstanding)..................................................  $       7.10
                                                                                           ------------
                                                                                           ------------
Net assets consist of:
  Paid in capital (Note 4)...............................................................  $544,529,295
  Undistributed net investment income....................................................       755,291
  Accumulated net realized loss on investments and foreign currency transactions.........    (8,514,803)
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies............................................................................     1,654,567
  Net unrealized appreciation of investments.............................................   134,830,049
                                                                                           ------------
Total -- representing net assets applicable to capital shares outstanding................  $673,254,399
                                                                                           ------------
                                                                                           ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                         GT GLOBAL GROWTH & INCOME FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income (net of foreign withholding tax of $70,369)................................  $15,829,738
  Dividend income (net of foreign withholding tax of $1,768,337).............................   15,064,935
                                                                                               -----------
    Total investment income..................................................................   30,894,673
                                                                                               -----------
Expenses:
  Investment management and administration fees (Note 2).....................................    6,282,438
  Transfer agent fees (Note 2)...............................................................    1,236,857
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $   968,051
    Class B.....................................................................    3,702,842    4,670,893
                                                                                  -----------
  Custodian fees (Note 1)....................................................................      456,141
  Printing and postage expenses..............................................................      170,158
  Fund accounting fees (Note 2)..............................................................      162,035
  Audit fees.................................................................................       57,724
  Registration and filing fees...............................................................       43,188
  Legal fees.................................................................................       25,986
  Directors' fees and expenses (Note 2)......................................................       16,712
  Other expenses.............................................................................       23,615
                                                                                               -----------
    Total expenses before reductions.........................................................   13,145,747
                                                                                               -----------
      Expense reductions (Note 1 & 5)........................................................     (426,518)
                                                                                               -----------
    Total net expenses.......................................................................   12,719,229
                                                                                               -----------
Net investment income........................................................................   18,175,444
                                                                                               -----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................   11,446,471
  Net realized gain on foreign currency transactions............................    4,285,938
                                                                                  -----------
    Net realized gain during the year........................................................   15,732,409
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................    1,957,055
  Net change in unrealized appreciation of investments..........................   62,236,320
                                                                                  -----------
    Net unrealized appreciation during the year..............................................   64,193,375
                                                                                               -----------
Net realized and unrealized gain on investments and foreign currencies.......................   79,925,784
                                                                                               -----------
Net increase in net assets resulting from operations.........................................  $98,101,228
                                                                                               -----------
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                                       F9

                         GT GLOBAL GROWTH & INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                   Year ended     Year ended
                                                                                   October 31,    October 31,
                                                                                      1996           1995
                                                                                  -------------  -------------
Increase (Decrease) in net assets
Operations:
  Net investment income.........................................................  $  18,175,444  $  22,728,600
  Net realized gain (loss) on investments and foreign currency transactions.....     15,732,409    (17,910,394)
  Net change in unrealized appreciation (depreciation) on translation of assets
   and liabilities in foreign currencies........................................      1,957,055       (583,752)
  Net change in unrealized appreciation of investments..........................     62,236,320     32,281,086
                                                                                  -------------  -------------
    Net increase in net assets resulting from operations........................     98,101,228     36,515,540
                                                                                  -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income....................................................     (9,963,848)   (10,790,288)
  From net realized gain on investments.........................................     (1,766,763)      (506,546)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income....................................................    (10,894,963)   (10,618,028)
  From net realized gain on investments.........................................     (2,225,842)      (580,255)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income....................................................        (65,132)       (18,236)
  From net realized gain on investments.........................................         (5,890)            --
                                                                                  -------------  -------------
    Total distributions.........................................................    (24,922,438)   (22,513,353)
                                                                                  -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..............................    237,835,679    150,425,919
  Decrease from capital shares repurchased......................................   (279,569,655)  (199,707,569)
                                                                                  -------------  -------------
    Net decrease from capital share transactions................................    (41,733,976)   (49,281,650)
                                                                                  -------------  -------------
Total increase (decrease) in net assets.........................................     31,444,814    (35,279,463)
Net assets:
  Beginning of year.............................................................    641,809,585    677,089,048
                                                                                  -------------  -------------
  End of year...................................................................  $ 673,254,399* $ 641,809,585**
                                                                                  -------------  -------------
                                                                                  -------------  -------------

--------------
   * Includes undistributed net investment income of $755,291.
  ** Includes undistributed net investment income of $3,503,788.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                        Class A+
                                --------------------------------------------------------
                                                 Year ended October 31,
                                --------------------------------------------------------
                                  1996        1995        1994      1993 (d)      1992
                                ---------   ---------   ---------   ---------   --------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $   6.35    $   6.21    $   6.29    $   5.28    $  5.25
                                ---------   ---------   ---------   ---------   --------
Income from investment
 operations:
  Net investment income.......      0.22        0.24        0.22        0.24*      0.21*
  Net realized and unrealized
   gain (loss) on
   investments................      0.82        0.13       (0.03)       1.05       0.10
                                ---------   ---------   ---------   ---------   --------
    Net increase (decrease)
     from investment
     operations...............      1.04        0.37        0.19        1.29       0.31
                                ---------   ---------   ---------   ---------   --------
Distributions to shareholders:
  From net investment
   income.....................     (0.24)      (0.22)      (0.21)      (0.24)     (0.14)
  From net realized gain on
   investments................     (0.04)      (0.01)      (0.06)         --      (0.14)
  From sources other than net
   investment income..........        --          --          --       (0.04)        --
                                ---------   ---------   ---------   ---------   --------
    Total distributions.......     (0.28)      (0.23)      (0.27)      (0.28)     (0.28)
                                ---------   ---------   ---------   ---------   --------
Net asset value, end of
 period.......................  $   7.11    $   6.35    $   6.21    $   6.29    $  5.28
                                ---------   ---------   ---------   ---------   --------
                                ---------   ---------   ---------   ---------   --------

Total investment return (e)...     16.80%       6.27%       3.14%       25.1%       5.9%
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $286,203    $284,069    $317,847    $251,428    $27,754
Ratio of net investment income
 to average net assets........      3.17%       3.85%       3.30%        3.3%*      4.1%*
Ratio of expenses to average
 net assets:
  With expense reductions
   (Notes 1 & 5)..............      1.59%       1.70%       1.67%        1.8%*      1.9%*
  Without expense
   reductions.................      1.66%       1.74%         --%**       --%**      --%**
Portfolio turnover rate++++...        39%         83%        117%         24%        53%
Average commission rate per
 share paid on portfolio
 transactions++++.............  $ 0.0139         N/A         N/A         N/A        N/A

----------------

  + All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 and $0.02 for the year ended October 31, 1993 and 1992, respectively. Without such reimbursements, the expense ratios would have been 1.9% and 2.2%, and the net investment income to average net assets would have been 3.2% and 3.7% for the year ended October 31, 1993 and 1992, respectively.
 * * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Not annualized.
 (b) Annualized.
 (c) Ratios are not meaningful due to short period of operations of Class B shares.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the year.
 (e) Total investment return does not include sales charges.

    The accompanying notes are an integral part of the financial statements.
                                      F11

                         GT GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                         Class B++
                                -----------------------------------------------------------        Advisor Class+++
                                                                                October 22,   --------------------------
                                                                                   1992          Year       June 1, 1995
                                           Year ended October 31,                   to           ended           to
                                ---------------------------------------------   October 31,   October 31,   October 31,
                                  1996        1995        1994      1993 (d)     1992 (d)        1996           1995
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $   6.35    $   6.21    $   6.29    $   5.28      $ 5.29       $   6.35       $ 6.24
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
Income from investment
 operations:
  Net investment income.......      0.17        0.20        0.18        0.20        0.01           0.23         0.11
  Net realized and unrealized
   gain (loss) on
   investments................      0.82        0.13       (0.03)       1.05       (0.02)          0.82         0.13
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
    Net increase (decrease)
     from investment
     operations...............      0.99        0.33        0.15        1.25       (0.01)          1.05         0.24
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
Distributions to shareholders:
  From net investment
   income.....................     (0.20)      (0.18)      (0.17)      (0.20)         --          (0.26)       (0.13)
  From net realized gain on
   investments................     (0.03)      (0.01)      (0.06)         --          --          (0.04)          --
  From sources other than net
   investment income..........        --          --          --       (0.04)         --             --           --
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
    Total distributions.......     (0.23)      (0.19)      (0.23)      (0.24)         --          (0.30)       (0.13)
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
Net asset value, end of
 period.......................  $   7.11    $   6.35    $   6.21    $   6.29      $ 5.28       $   7.10       $ 6.35
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
                                ---------   ---------   ---------   ---------   -----------   -----------   ------------
Total investment return (e)...     16.06%       5.57%       2.48%       24.3%       (0.2)% (a)     17.19%       3.83% (a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $383,966    $356,796    $359,242    $150,768      $  280       $  3,085       $  944
Ratio of net investment income
 to average net assets........      2.52%       3.20%       2.65%        2.6%        N/A(c)        3.52%        4.20% (b)
Ratio of expenses to average
 net assets:
  With expense reductions
   (Notes 1 & 5)..............      2.24%       2.35%       2.32%        2.5%        N/A(c)        1.24%        1.35% (b)
  Without expense
   reductions.................      2.31%       2.39%         --%**       --%**       --% **(c)      1.31%      1.39% (b)
Portfolio turnover rate++++...        39%         83%        117%         24%         53%            39%          83%
Average commission rate per
 share paid on portfolio
 transactions++++.............  $ 0.0139         N/A         N/A         N/A         N/A       $ 0.0139          N/A

----------------

  + All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
 ++ Commencing October 22, 1992, the Fund began offering Class B shares. +++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.005 and $0.02 for the year ended October 31, 1993 and 1992, respectively. Without such reimbursements, the expense ratios would have been 1.9% and 2.2%, and the net investment income to average net assets would have been 3.2% and 3.7% for the year ended October 31, 1993 and 1992, respectively.
 * * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 (a) Not annualized.
 (b) Annualized.
 (c) Ratios are not meaningful due to short period of operations of Class B shares.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the year.
 (e) Total investment return does not include sales charges.

    The accompanying notes are an integral part of the financial statements.
                                      F12

                         GT GLOBAL GROWTH & INCOME FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. Significant Accounting Policies
GT Global Growth & Income Fund ("Fund") is a separate series of GT Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) Portfolio Valuation
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by, Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) Repurchase Agreements
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) Forward Foreign Currency Contracts
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss

                                      F13

                         GT GLOBAL GROWTH & INCOME FUND

equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counter party is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) Option Accounting Principles
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently 'marked-to-market' to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

(G) Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) Portfolio Securities Loaned
At October 31, 1996, stocks with an aggregate value of approximately $103,616,512 were on loan to brokers. The loans were secured by cash collateral of $109,660,818. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1996, the Fund received $408,455 of income from securities lending which was used to offset the Fund's custody expenses.

                                      F14

                         GT GLOBAL GROWTH & INCOME FUND

(I) Taxes
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carry forward of $6,939,210, which expires in 2003.

(J) Distributions to Shareholders
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) Foreign Securities
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investment of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) Indexed Securities
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) Restricted Securities
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

2. Related Parties
Chancellor LGT Asset Management, Inc., is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1996, GT Global retained $55,131 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $11,699 for the year ended October 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of $1,473,414. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00%

                                      F15

                         GT GLOBAL GROWTH & INCOME FUND

annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.85%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. Purchases and Sales of Securities
For the year ended October 31, 1996, purchases and sales of investment securities by the Fund, other than short-term investments and U.S. government obligations, aggregated $221,734,292 and $306,804,136, respectively. Purchases and sales of U.S. government obligations were $27,669,250 and $12,391,250, respectively, for the year ended October 31, 1996.

4. Capital Shares
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund: 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F16

                         GT GLOBAL GROWTH & INCOME FUND

                           Capital Share Transactions

                                                 Year ended                  Year ended
                                              October 31, 1996            October 31, 1995
                                          -------------------------  --------------------------
Class A                                     Shares        Amount       Shares        Amount
----------------------------------------  -----------  ------------  -----------  -------------
Shares sold.............................   21,196,018  $143,350,526   11,447,072  $  70,539,906
Shares issued in connection with
  reinvestment of distributions.........    1,500,319     9,894,388    1,579,506      9,534,463
                                          -----------  ------------  -----------  -------------
                                           22,696,337   153,244,914   13,026,578     80,074,369
Shares repurchased......................  (27,157,086) (182,477,096) (19,470,580)  (119,773,578)
                                          -----------  ------------  -----------  -------------
Net decrease............................   (4,460,749) $(29,232,182)  (6,444,002) $ (39,699,209)
                                          -----------  ------------  -----------  -------------
                                          -----------  ------------  -----------  -------------

                                                 Year ended                  Year ended
                                              October 31, 1996            October 31, 1995
                                          -------------------------  --------------------------
Class B                                     Shares        Amount       Shares        Amount
----------------------------------------  -----------  ------------  -----------  -------------
Shares sold.............................    9,561,545  $ 63,970,280    9,868,499  $  60,082,182
Shares issued in connection with
  reinvestment of distributions.........    1,656,409    10,934,244    1,542,069      9,322,768
                                          -----------  ------------  -----------  -------------
                                           11,217,954    74,904,524   11,410,568     69,404,950
Shares repurchased......................  (13,373,837)  (89,395,191) (13,074,922)    79,926,629)
                                          -----------  ------------  -----------  -------------
Net decrease............................   (2,155,883) $(14,490,667)  (1,664,354) $ (10,521,679)
                                          -----------  ------------  -----------  -------------
                                          -----------  ------------  -----------  -------------

                                                                            June 1, 1995
                                                                      (commencement of sale of
                                                 Year ended            shares) to October 31,
                                              October 31, 1996                  1995
                                          -------------------------  --------------------------
Advisor Class                               Shares        Amount       Shares        Amount
----------------------------------------  -----------  ------------  -----------  -------------
Shares sold.............................    1,416,928  $  9,616,882      146,947  $     928,364
Shares issued in connection with
  reinvestment of distributions.........       10,469        69,359        2,927         18,236
                                          -----------  ------------  -----------  -------------
                                            1,427,397     9,686,241      149,874        946,600
Shares repurchased......................   (1,141,817)   (7,697,368)      (1,163)        (7,362)
                                          -----------  ------------  -----------  -------------
Net increase............................      285,580  $  1,988,873      148,711  $     939,238
                                          -----------  ------------  -----------  -------------
                                          -----------  ------------  -----------  -------------

5. Expense Reductions
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1996, the Fund's expenses were reduced by $18,063 under these arrangements.

                                      F17

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

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                         GT GLOBAL GROWTH & INCOME FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

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  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.


                                                                   GROSX703   MC

                      GT GLOBAL LATIN AMERICA GROWTH FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                 March 1, 1997

--------------------------------------------------------------------------------


This statement of Additional Information relates to the Advisor Class shares of GT Global Latin America Growth Fund ("Fund"). The Fund is a non-diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated March 1, 1997. A copy of the
Fund's Prospectus is available without charge by either writing to the above address or by calling the Fund at the toll-free telephone number printed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     19
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     24
Valuation of Fund Shares.................................................................................................     25
Information Relating to Sales and Redemptions............................................................................     26
Taxes....................................................................................................................     27
Additional Information...................................................................................................     30
Investment Results.......................................................................................................     30
Description of Debt Ratings..............................................................................................     37
Financial Statements.....................................................................................................     39


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                   Statement of Additional Information Page 1

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

SELECTION OF EQUITY INVESTMENTS

In determining the appropriate distribution of investments among various countries for the Fund, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for interest rates; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


In analyzing companies for investment by the Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of the Fund's assets normally will be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions.


The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of Latin American countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit it to invest in certain of these securities subject to certain restrictions.


DEBT CONVERSIONS

Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to participate in Latin American debt conversion programs. The Manager will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.


                   Statement of Additional Information Page 2

                      GT GLOBAL LATIN AMERICA GROWTH FUND

INVESTMENTS IN OTHER INVESTMENT COMPANIES

With respect to certain countries, investments by the Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.


WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 25% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it


                   Statement of Additional Information Page 3

                      GT GLOBAL LATIN AMERICA GROWTH FUND

may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.



The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING AND REVERSE REPURCHASE AGREEMENTS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow. The Fund's fundamental investment limitations prohibit the Fund from purchasing securities during times when outstanding borrowings represent more than 5% of its total assets.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund will maintain in a segregated account with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.


TEMPORARY DEFENSIVE STRATEGIES


The Latin America Growth Fund may invest in the following types of money market securities (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or in the currency of any Latin American country, which consist of: (a) obligations issued or guaranteed by (i) the U.S. government or the government of a Latin American country, their agencies or instrumentalities, or municipalities; (ii) international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (b) finance company obligations, corporate commercial paper and other short-term commercial obligations; (c) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) (d) repurchase agreements with respect to the foregoing; and (e) other substantially similar short-term debt securities with comparable risk characteristics.



The Latin America Growth Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's. Such obligations are considered to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects or changes in circumstances than obligations carrying higher designations.


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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES


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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
    using   hedging  instruments  on  indices  will  depend  on  the  degree  of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an investment prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options will generally be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund would generally write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indicies and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable,

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
the  market  price  of  the   underlying  security  or  currency  must   decline
sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options or securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style or on (European Style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.



The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated


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                      GT GLOBAL LATIN AMERICA GROWTH FUND
by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call or an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it

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matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract Sales limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES


The Fund may invest up to 10% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager


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in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports such determinations to the Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.



More than 10% of the Fund's total assets may consist of illiquid securities from time to time either because of adverse events which occur following the purchase of the securities which cause them to become illiquid or because liquid securities are sold to meet redemption requests or other needs of the Fund. Illiquid securities are more difficult to value accurately due to, among other things, the fact that such securities often trade infrequently or only in smaller amounts.



FOREIGN SECURITIES

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of Latin American companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in Latin American countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property, similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose a substantial portion of its investments in such countries. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.


    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.



    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S.

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companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. There is substantially less publicly available information about foreign companies, including Latin American companies, and the governments of Latin American countries than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


Certain   Latin  American  countries  may  have  managed  currencies  which  are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Funds' certain interests in securities denominated in such currencies.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The

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inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.



The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. This market volatility may result in greater volatility in the Fund's net asset value than would be the case for companies investing in domestic securities. If the Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.


    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.


Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.



It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    SOVEREIGN DEBT. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign  debtor  may  be  subject.  Sovereign  debtors  may  default  on their
Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result

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in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

In recent years, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Manager intends to manage the Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.

Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, the Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If the Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.


    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign country issuers, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


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                             INVESTMENT LIMITATIONS

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The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;


        (2) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information;


                  Statement of Additional Information Page 18

                      GT GLOBAL LATIN AMERICA GROWTH FUND


        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;


        (4) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets (at the lower of cost or fair market value). The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Fund may invest in the securities of companies that engage in these activities.

For purposes of the Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.


The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:


        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;


        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or its distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or


        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are 'in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

The Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 19

                      GT GLOBAL LATIN AMERICA GROWTH FUND


                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS


--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such broker/dealers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.


The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.

The Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the OTC markets.


                  Statement of Additional Information Page 20

                      GT GLOBAL LATIN AMERICA GROWTH FUND


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the Fund's fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid aggregate brokerage commissions of $2,094,634, $891,513 and $708,799, respectively.



PORTFOLIO TRADING AND TURNOVER


The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/ or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. The Fund's portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The Fund's portfolio turnover rates for the fiscal years ended October 31, 1996 and 1995 were 101% and 125%, respectively.


                  Statement of Additional Information Page 21

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

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The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 22

                      GT GLOBAL LATIN AMERICA GROWTH FUND


NAME, POSITION(S) WITH THE        PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS               EXPERIENCE FOR PAST 5 YEARS
--------------------------------  ------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director of
                                  GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, the Manager, GT Global, GT Services and G.T. Insurance from
New York, NY 10036                February 1996 to October 1996; Vice President, the Manager, LGT Asset
                                  Management, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, LGT Asset Management, GT Global, GT Services and
                                  G.T. Insurance from May 1994 to October 1996; Senior Vice President,
                                  General Counsel and Secretary, Strong/Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., a Trustee and officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Growth Portfolio, which are also registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of 11 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Director, who is not a director, officer or employee of the Manager or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $30,200, $30,200, $26,600 and $30,200, respectively, from the Company for their services as Directors. For the year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley each received total compensation of $80,100, $80,100, $72,600 and $80,100, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 23

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                   MANAGEMENT

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INVESTMENT MANAGEMENT AND ADMINISTRATION

The Manager serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities.



The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



For the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid investment management and administration fees to the Manager in the amounts of $3,365,375, $3,913,429 and $3,601,031, respectively.


Certain Latin American countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES
The Fund's Advisor Class shares are continuously offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationary and office supplies. The Manager serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995 and October 31, 1996, the Fund paid transfer agency and accounting services fees to the Manager of $1,737,638 and $1,532,798, respectively.


EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Fund and other funds organized as series of the Company with one another are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


                  Statement of Additional Information Page 24

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

The Fund's portfolio securities and other assets are valued as follows:


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time)(unless weather, equipment failure or other factors contribute to an earlier closing time) on each day for which the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.



Equity securities, including ADRs, ADSs, CDRs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation.


Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.

Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events

                  Statement of Additional Information Page 25

                      GT GLOBAL LATIN AMERICA GROWTH FUND
affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

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                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

EXCHANGES BETWEEN FUNDS
A shareholder may exchange shares of the Fund for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' written notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objectives of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday

                  Statement of Additional Information Page 26

                      GT GLOBAL LATIN AMERICA GROWTH FUND

closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.


REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketed securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

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                                     TAXES

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GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be

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                      GT GLOBAL LATIN AMERICA GROWTH FUND
aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be
taxable  to  the  Fund  to  the  extent  that  income  is  distributed  to   its
shareholders.



If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise-Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.



Pursuant to proposed regulations, an open-end RIC, such as the Fund, would be entitled to elect to "mark-to-market" its stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).
Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign


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                      GT GLOBAL LATIN AMERICA GROWTH FUND

currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securitie (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.



If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.



Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             ADDITIONAL INFORMATION

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LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly GT Management PLC, in London, England; LGT Asset Management Ltd., formerly GT Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly GT Management (Japan), in Tokyo; LGT Asset Management Pte. Ltd., formerly GT Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly GT Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P., will conduct an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time or to grant the use of such names to any other company.

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                               INVESTMENT RESULTS


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STANDARDIZED RETURNS


The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A, Class B and Advisor Class shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) for Advisor Class shares, deduction of a sales charge is not applicable; (4) reinvestment of


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                      GT GLOBAL LATIN AMERICA GROWTH FUND

dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (5) a complete redemption at the end of any period illustrated.



The Standardized Return for the Class A, Class B and Advisor Class shares of the Fund, stated as average annualized total returns for the periods shown, were:



                                                                                      LATIN AMERICA
                                            LATIN AMERICA        LATIN AMERICA             FUND
PERIOD                                      FUND (CLASS A)       FUND (CLASS B)      (ADVISOR CLASS)
----------------------------------------  ------------------   ------------------   ------------------
Fiscal year ended October 31, 1996......        11.94%               12.02%               18.16%
October 31, 1991 through October 31,
 1996...................................         4.31%                 n/a                  n/a
June 1, 1995 (commencement of
 operations) through October 31, 1996...          n/a                  n/a                 9.73%
April 1, 1993 (commencement of
 operations) through October 31, 1996...          n/a                 4.13%                 n/a
August 13, 1991 (commencement of
 operations) through October 31, 1996...         6.98%                 n/a                  n/a



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Fund, stated as aggregate total returns for the periods shown, were:



                                                                                      LATIN AMERICA
                                            LATIN AMERICA        LATIN AMERICA             FUND
PERIOD                                      FUND (CLASS A)       FUND (CLASS B)      (ADVISOR CLASS)
----------------------------------------  ------------------   ------------------   ------------------
June 1, 1995 (commencement of
 operations) through October 31, 1996...              n/a              n/a                   14.08    %
April 1, 1993 (commencement of
 operations) to October 31, 1996........          n/a                18.60%                 n/a
August 13, 1991 (commencement of
 operations) through October 31, 1996...        49.27%                 n/a                  n/a


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS.

Information relating to foreign market performance, market capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein.


GT Global believes information relating to foreign market performance, market capitalization and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in equity and/or debt securities on a global basis. However, this data is not a representation of the past performance of the Fund nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations that will reduce performance. Moreover, the Fund is actively managed, i.e. the Manager as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective. Moreover, the Fund's concentration in the equity and debt securities of Latin American issuers will cause the Fund's performance to differ from the general equity and bond indices.

The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB


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                      GT GLOBAL LATIN AMERICA GROWTH FUND

    by  Standard &  Poor's Ratings  Group ("S&P"), or,  in the  case of nonrated
    bonds,  BBB   by  Fitch   Investors  Service,   Inc.  ("Fitch")   (excluding
    Collateralized Mortgage Obligations).


        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).


        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance.
    Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.



        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.


        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.


        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.


       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.


       (13) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

       (14) International Financial Corporation ("IFC") Latin American Indices which include 60% of the market capitalization in the covered countries and are market weighted. One index includes dividends and one excludes dividends.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and
    regional  economic  trends  and   their  implications  for  the   developing
    economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

       (18) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20)  Various  publications  and  annual   reports  such  as  the   World
    Development Report, produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (22) Various publications including but not limited to ratings agencies such as Moody's, S&P and Fitch.


       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

       (24) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wider range of securities.


Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates, may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations indices of comparable quality to those listed above and other indices which may be developed and made available.


GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

                  Statement of Additional Information Page 33

                      GT GLOBAL LATIN AMERICA GROWTH FUND

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.


In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviction and R2 in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2), 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter.


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                      GT GLOBAL LATIN AMERICA GROWTH FUND

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.


SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.



CODE  SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most
other  not-for-profit   corporations   can   make   pre-tax   salary   reduction
contributions to these accounts.



PROFIT-SHARING   (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE  PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.



GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.



From time to time, the Fund and GT Global will quote information regarding individual companies, countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of such financial organizations as:



 (1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.



 (2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, and IFC.



 (3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.


 (4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 (5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 (6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.



 (7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 (8) Gross Domestic Product (GDP): Datastream and The World Bank.


 (9) GDP growth rate: IFC, The World Bank and Datastream.


(10) Population: The World Bank, Datastream and United Nations.

(11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

(12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.


(13) Total exports and imports by year: IFC, The World Bank and Datastream.



(14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.


(15) Foreign direct investments to developing countries: The World Bank and Datastream.

                  Statement of Additional Information Page 35

                      GT GLOBAL LATIN AMERICA GROWTH FUND

(16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream.

(17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

(18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

(19) Political and economic structure of countries: Economist Intelligence Unit.

(20) Government and corporate bonds - credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

(21) Dividends yields for U.S. and non-U.S. companies: Bloomberg.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


GT GLOBAL ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


                  Statement of Additional Information Page 36

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payments is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- These bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Statement of Additional Information Page 37

                      GT GLOBAL LATIN AMERICA GROWTH FUND

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING:
Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

Speculative grade ratings are as follows:

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-'rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

        CCC -- Have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

                  Statement of Additional Information Page 38

                      GT GLOBAL LATIN AMERICA GROWTH FUND

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of GT Global Latin America Growth Fund as of October 31, 1996 and for the period then ended appear on the following pages.


                  Statement of Additional Information Page 39

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Latin America Growth Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Latin America Growth Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Latin America Growth Fund as of October 31, 1996, the results of operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES          VALUE          ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Finance (23.0%)
  Uniao Bancos Brasileiras "A" Preferred-/- ...............   BRZL        378,050,000   $ 10,488,100         3.3
    BANKS-MONEY CENTER
  Banco Bradesco S.A. Preferred ...........................   BRZL      1,227,498,430     10,467,134         3.3
    BANKS-MONEY CENTER
  Grupo Financiero Banamex Accival, S.A. de C.V. "B"-/- ...   MEX           4,727,000     10,019,825         3.2
    BANKS-MONEY CENTER
  Inversiones y Representaciones S.A. (IRSA): .............   ARG                  --             --         2.9
    REAL ESTATE
    Common-/- .............................................   --            2,378,500      7,279,666          --
    GDR-/- {\/} ...........................................   --               58,300      1,778,150          --
  Banco Provincial S.A. ...................................   VENZ          3,183,913      6,421,963         2.0
    OTHER FINANCIAL
  Banco BHIF - ADR-/- {\/} ................................   CHLE            344,500      6,201,000         2.0
    BANKS-REGIONAL
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ................................................   PAN              91,700      4,791,325         1.5
    OTHER FINANCIAL
  Grupo Financiero Banorte "B"-/- .........................   MEX           4,439,000      4,427,930         1.4
    BANKS-REGIONAL
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ................................................   CHLE            170,800      3,971,100         1.3
    OTHER FINANCIAL
  Grupo Financiero Bancomer, S.A. de C.V.: ................   MEX                  --             --         1.1
    BANKS-MONEY CENTER
    "B"-/- ................................................   --            7,167,000      3,047,315          --
    "L"-/- ................................................   --              817,296        280,245          --
  Seguros Comercial America S.A. "B"-/- ...................   MEX           6,965,000      2,084,289         0.7
    INSURANCE - MULTI-LINE
  Banco de Galicia y Buenos Aires S.A. de C.V. -
   ADR{\/} ................................................   ARG              40,500        734,063         0.2
    BANKS-MONEY CENTER
  Grupo Financiero Probusa S.A. de C.V. "B"-/- ............   MEX           7,621,563        465,657         0.1
    OTHER FINANCIAL
                                                                                        ------------
                                                                                          72,457,762
                                                                                        ------------
Services (21.5%)
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR{\/} ................................................   BRZL            185,000     13,782,498         4.4
    TELEPHONE NETWORKS
  Disco S.A. - ADR-/- {\/} ................................   ARG             464,350     10,447,875         3.3
    RETAILERS-FOOD
  Univision Communications, Inc.-/- .......................   US              274,400      9,261,000         2.9
    BROADCASTING & PUBLISHING
  Cifra S.A. de C.V.: .....................................   MEX                  --             --         2.8
    RETAILERS-OTHER
    "B" - ADR-/- {\/} .....................................   --            3,125,000      3,781,250          --
    "C"-/- ................................................   --            2,878,000      3,696,185          --
    "B" ...................................................   --            1,100,000      1,409,975          --
  Lojas Americanas S.A. Preferred-/- ......................   BRZL        467,535,469      7,350,042         2.3
    RETAILERS-OTHER
  Santa Isabel S.A. - ADR{\/} .............................   CHLE            254,800      7,166,250         2.3
    RETAILERS-FOOD
  TV Filme, Inc.-/- {\/} ..................................   BRZL            428,200      6,423,000         2.0
    CABLE TELEVISION

    The accompanying notes are an integral part of the financial statements.

                                       F2

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES          VALUE          ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Services (Continued)
  Telecomunicacoes do Rio de Janeiro S.A. (Telerj)
   Preferred-/- ...........................................   BRZL         47,791,322   $  4,605,608         1.5
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          67,923,683
                                                                                        ------------
Energy (17.9%)
  Centrais Eletricas Brasileiras S.A. (Eletrobras): .......   BRZL                 --             --         5.4
    ELECTRICAL & GAS UTILITIES
    "B" Preferred{z} ......................................   --           36,600,000     11,863,915          --
    Common-/- .............................................   --           16,500,000      5,123,625          --
  Companhia Energetica de Minas Gerais (CEMIG): ...........   BRZL                 --             --         3.6
    ELECTRICAL & GAS UTILITIES
    ADR-/- {\/} ...........................................   --              208,600      6,518,750          --
    Preferred-/- {z} ......................................   --          146,792,050      4,672,540          --
  Compania Boliviana de Energia Electrica{::} {\/} ........   BOL             224,800      9,497,800         3.0
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas-/- ......................   VENZ          8,070,933      8,860,015         2.8
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. ...................   US              296,250      8,332,031         2.6
    ENERGY SOURCES
  Electricidad de Argentina S.A.(.) -/- {\/} ..............   ARG             110,857      1,507,655         0.5
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                          56,376,331
                                                                                        ------------
Materials/Basic Industry (17.0%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ..............   MEX             581,700     11,242,332         3.6
    PAPER/PACKAGING
  Companhia Vale do Rio Doce Preferred{z} .................   BRZL            509,400     10,561,881         3.3
    METALS - NON-FERROUS
  Cia de Minas Buenaventura: ..............................   PERU                 --             --         3.3
    METALS - NON-FERROUS
    "C" ...................................................   --            1,268,276      9,846,344          --
    "B"-/- ................................................   --               61,942        525,787          --
  Venezolana de Cementos, S.A.C.A. "A" ....................   VENZ          2,476,397      6,784,433         2.2
    CEMENT
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} .......   CHLE             98,200      5,646,500         1.8
    CHEMICALS
  Cemex, S.A. de C.V. "B" .................................   MEX           1,202,000      4,323,903         1.4
    CEMENT
  Companhia Siderurgica Nacional S.A. .....................   BRZL        117,700,000      2,921,591         0.9
    METALS - STEEL
  Apasco S.A. .............................................   MEX             261,000      1,594,638         0.5
    CEMENT
                                                                                        ------------
                                                                                          53,447,409
                                                                                        ------------
Consumer Non-Durables (14.4%)
  Companhia Cervejaria Brahma Preferred{z} ................   BRZL         17,520,000     10,829,553         3.4
    BEVERAGES - ALCOHOLIC
  Grupo Industrial Maseca, S.A. de C.V. "B" ...............   MEX           7,852,000      9,575,132         3.0
    FOOD
  Grupo Modelo S.A. "C" ...................................   MEX           1,805,000      9,373,847         3.0
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

                                       F3

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                           COUNTRY       SHARES          VALUE          ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
Consumer Non-Durables (Continued)
  Grupo Industrial Bimbo, S.A. de C.V. "A" ................   MEX           1,523,000   $  7,558,030         2.4
    FOOD
  Mavesa S.A. - ADR{\/} ...................................   VENZ            715,000      4,468,750         1.4
    FOOD
  Multicanal Participacoes S.A. - ADR-/- {\/} .............   BRZL            149,500      2,093,000         0.7
    OTHER CONSUMER GOODS
  Compania Nacional de Chocolates S.A. ....................   COL             130,800      1,098,720         0.3
    FOOD
  Companhia Tecidos Norte de Mina Preferred ...............   BRZL          1,311,300        440,376         0.1
    TEXTILES & APPAREL
  Jugos Del Valle S.A. "B"-/- .............................   MEX             227,000        312,479         0.1
    BEVERAGES - NON-ALCOHOLIC
                                                                                        ------------
                                                                                          45,749,887
                                                                                        ------------
Multi-Industry/Miscellaneous (4.9%)
  San Luis "CPO"{::} ......................................   MEX           1,710,000      8,592,643         2.7
    CONGLOMERATE
  Brazil Realty S.A. -144A ADR{.} -/- {\/} ................   BRZL            312,000      6,357,000         2.0
    MISCELLANEOUS
  Grupo Sidek, S.A. de C.V. - ADR-/- {\/} .................   MEX             608,800        608,800         0.2
    CONGLOMERATE
                                                                                        ------------
                                                                                          15,558,443
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $272,965,225) ..............                              311,513,515        98.7
                                                                                        ------------       -----

                                                                           NO. OF                        % OF NET
RIGHTS                                                       COUNTRY       RIGHTS          VALUE          ASSETS
-----------------------------------------------------------  --------   -------------   ------------   -------------
  Banco de Galicia y Buenos Aires S.A. de C.V. ADR Rights,
   expire 11/1/96{\/ } ....................................   ARG              12,385             --          --
                                                                                        ------------       -----
    BANKS-REGIONAL (Cost $0)

TOTAL INVESTMENTS (cost $272,965,225)  * ..................                              311,513,515        98.7
Other Assets and Liabilities ..............................                                4,078,457         1.3
                                                                                        ------------       -----

NET ASSETS ................................................                             $315,591,972       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 of Notes to Financial Statements.
        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        (.) Restricted securities: At October 31, 1996, the Fund owned the following restricted security constituting 0.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the restricted security is as follows:

                                ACQUISITION           ACQUISITION   MARKET VALUE
DESCRIPTION                        DATE      SHARES      COST        PER SHARE
------------------------------  -----------  -------  -----------   ------------
Electricidad de Argentina
 S.A..........................   12/23/93    110,857  $ 1,939,998      $13.60

       {::}  See Note 5 of Notes to Financial Statements.
        +/+ Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    The accompanying notes are an integral part of the financial statements.

                                       F4

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                October 31, 1996

--------------------------------------------------------------------------------

          * For Federal income tax purposes, cost is $273,597,742 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  53,931,731
                 Unrealized depreciation:           (16,015,958)
                                                  -------------
                 Net unrealized appreciation:     $  37,915,773
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Argentina (ARG/ARS) ..................    6.9                   6.9
Bolivia (BOL/BOL) ....................    3.0                   3.0
Brazil (BRZL/BRL) ....................   36.2                  36.2
Chile (CHLE/CLP) .....................    7.4                   7.4
Colombia (COL/COP) ...................    0.3                   0.3
Mexico (MEX/MXN) .....................   26.2                  26.2
Panama (PAN/PND) .....................    1.5                   1.5
Peru (PERU/PES) ......................    3.3                   3.3
United States & Other (US/USD) .......    5.5        1.3        6.8
Venezuela (VENZ/VEB) .................    8.4                   8.4
                                        ------       ---      -----
Total  ...............................   98.7        1.3      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $315,591,972.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                                OCTOBER 31, 1996

                                           EXPIRATION      NO. OF
DESCRIPTION                                   DATE       CONTRACTS     CURRENCY     MARKET VALUE
----------------------------------------  ------------  ------------  -----------  ---------------
Brazilian Real Futures (face
 $28,818,000)...........................     12/31/96            300          USD  $    28,818,000

--------------
See Note 1 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $272,965,225) (Note 1)...........................  $311,513,515
  Receivable for Fund shares sold............................................................    12,300,099
  Receivable for securities sold.............................................................     9,449,458
  Dividends receivable.......................................................................       806,579
  Receivable for initial & variation margin (Note 1).........................................       311,370
  Miscellaneous receivable...................................................................         2,623
  Cash held as collateral for securities loaned (Note 1).....................................    17,198,999
                                                                                               ------------
    Total assets.............................................................................   351,582,643
                                                                                               ------------
Liabilities:
  Due to custodian...........................................................................    13,449,049
  Payable for Fund shares repurchased........................................................     2,400,422
  Payable for securities purchased...........................................................     2,093,000
  Payable for investment management and administration fees (Note 2).........................       285,657
  Payable for service and distribution expenses (Note 2).....................................       207,738
  Payable for transfer agent fees (Note 2)...................................................       142,254
  Payable for printing and postage expenses..................................................       105,957
  Payable for professional fees..............................................................        51,201
  Payable for registration and filing fees...................................................        25,324
  Payable for custodian fees (Note 1)........................................................        11,871
  Payable for fund accounting fees (Note 2)..................................................         6,971
  Payable for Directors' fees and expenses (Note 2)..........................................         4,003
  Other accrued expenses.....................................................................         8,225
  Collateral for securities loaned (Note 1)..................................................    17,198,999
                                                                                               ------------
    Total liabilities........................................................................    35,990,671
                                                                                               ------------
Net assets...................................................................................  $315,591,972
                                                                                               ------------
                                                                                               ------------
Class A:
Net asset value and redemption price per share ($177,373,411 DIVIDED BY 9,881,172 shares
 outstanding)................................................................................  $      17.95
                                                                                               ------------
                                                                                               ------------
Maximum offering price per share (100/95.25 of $17.95) *.....................................  $      18.85
                                                                                               ------------
                                                                                               ------------
Class B:+
Net asset value and offering price per share ($137,400,074 DIVIDED BY 7,725,949 shares
 outstanding)................................................................................  $      17.78
                                                                                               ------------
                                                                                               ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($818,487 DIVIDED
 BY 45,630 shares outstanding)...............................................................  $      17.94
                                                                                               ------------
                                                                                               ------------
Net assets consist of:
  Paid in capital (Note 4)...................................................................  $377,749,062
  Accumulated net realized loss on investments and foreign currency transactions.............  (100,673,019)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies................................................................................       (32,361)
  Net unrealized appreciation of investments.................................................    38,548,290
                                                                                               ------------
Total -- representing net assets applicable to capital shares outstanding....................  $315,591,972
                                                                                               ------------
                                                                                               ------------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $499,299)...............................  $7,792,298
  Interest income............................................................................     813,731
                                                                                               ----------
    Total investment income..................................................................   8,606,029
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................   3,365,375
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $1,007,846
    Class B......................................................................   1,425,667   2,433,513
                                                                                   ----------
  Transfer agent fees (Note 2)...............................................................   1,446,362
  Printing and postage expenses..............................................................     202,870
  Custodian fees (Note 1)....................................................................     200,934
  Fund accounting fees (Note 2)..............................................................      86,436
  Audit fees.................................................................................      80,126
  Registration and filing fees...............................................................      62,704
  Legal fees.................................................................................      28,182
  Amortization of organization costs (Note 1)................................................      16,576
  Directors' fees and expenses (Note 2)......................................................      13,712
  Other expenses.............................................................................      13,870
                                                                                               ----------
    Total expenses before reductions.........................................................   7,950,660
                                                                                               ----------
      Expense reductions (Notes 1 & 6).......................................................    (223,037)
                                                                                               ----------
    Total net expenses.......................................................................   7,727,623
                                                                                               ----------
Net investment income........................................................................     878,406
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments...............................................  (1,655,860)
  Net realized loss on foreign currency transactions.............................  (3,308,864)
                                                                                   ----------
    Net realized loss during the year........................................................  (4,964,724)
  Net change in unrealized depreciation on translation of assets and liabilities
   in foreign currencies.........................................................     608,089
  Net change in unrealized appreciation of investments...........................  63,484,288
                                                                                   ----------
    Net unrealized appreciation during the year..............................................  64,092,377
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................  59,127,653
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $60,006,059
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                       F7

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                              OCTOBER 31,    OCTOBER 31,
                                                                                 1996           1995
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income....................................................  $     878,406  $   2,650,890
  Net realized loss on investments and foreign currency transactions.......     (4,964,724)   (98,872,602)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................        608,089       (795,171)
  Net change in unrealized appreciation (depreciation) of investments......     63,484,288    (97,151,861)
                                                                             -------------  -------------
    Net increase (decrease) in net assets resulting from operations........     60,006,059   (194,168,744)
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................       (842,524)            --
  From net realized gain on investments....................................             --    (19,567,238)
  In excess of net investment income.......................................       (381,092)            --
Class B:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (93,201)            --
  From net realized gain on investments....................................             --    (14,468,347)
  In excess of net investment income.......................................        (42,157)            --
Advisor Class:
Distributions to shareholders:
  From net investment income...............................................         (4,285)            --
  In excess of net investment income.......................................         (1,938)            --
                                                                             -------------  -------------
    Total distributions....................................................     (1,365,197)   (34,035,585)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................  1,551,794,195  1,098,477,187
  Decrease from capital shares repurchased.................................  (1,612,200,649) (1,101,548,404)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................    (60,406,454)    (3,071,217)
                                                                             -------------  -------------
Total decrease in net assets...............................................     (1,765,592)  (231,275,546)
Net assets:
  Beginning of year........................................................    317,357,564    548,633,110
                                                                             -------------  -------------
  End of year..............................................................  $ 315,591,972* $ 317,357,564**
                                                                             -------------  -------------
                                                                             -------------  -------------

--------------
   * Includes undistributed net investment income of $0.
  ** Includes undistributed net investment income of $1,356,776.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1996 (A)    1995 (A)    1994 (A)    1993 (A)      1992
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   15.38   $   26.11   $   19.78   $   15.59   $   16.45
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.09        0.15       (0.08)       0.18        0.25*
  Net realized and unrealized gain
   (loss) on investments................       2.59       (9.28)       6.75        5.21       (0.98)
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.68       (9.13)       6.67        5.39       (0.73)
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.08)         --       (0.19)      (0.12)      (0.13)
  From net realized gain on
   investments..........................         --       (1.60)      (0.15)      (1.08)         --
  In excess of net investment income....      (0.03)         --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (0.11)      (1.60)      (0.34)      (1.20)      (0.13)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   17.95   $   15.38   $   26.11   $   19.78   $   15.59
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (d).............      17.52%     (37.16)%     34.10%       37.1%       (4.5)%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 177,373   $ 182,462   $ 336,960   $ 129,280   $  94,085
Ratio of net investment income (loss) to
 average net assets.....................       0.46%       0.86%      (0.29)%       1.3%*       1.3%*
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       2.03%       2.11%       2.04%        2.4%*       2.4%*
  Without expense reductions............       2.10%       2.12%         --%**        --%**        --%**
Portfolio turnover rate++++.............        101%        125%        155%        112%        159%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0005         N/A         N/A         N/A         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 and $0.04 for the years ended October 31, 1993 and 1992, respectively. Without such reimbursements, the expense ratios would have been 2.49% and 2.62% and the ratios of net investment income to average net assets would have been 1.25% and 1.07% for the years ended October 31, 1993 and 1992, respectively.
 ** Calculation of "Ratio of expenses to net assets" was made without considering the effect of expense reductions, if any.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.

    The accompanying notes are an integral part of the financial statements.
                                       F9

                      GT GLOBAL LATIN AMERICA GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                  CLASS B++                        ADVISOR CLASS+++
                                ----------------------------------------------  ----------------------
                                                                     APRIL 1,                JUNE 1,
                                                                       1993                    1995
                                                                        TO      YEAR ENDED      TO
                                      YEAR ENDED OCTOBER 31,         OCTOBER     OCTOBER     OCTOBER
                                ----------------------------------     31,         31,         31,
                                 1996 (A)    1995 (A)    1994 (A)    1993 (A)    1996 (A)      1995
                                ----------  ----------  ----------  ----------  ----------  ----------
Per Share Operating
Performance:
Net asset value, beginning of
 period.......................  $   15.21   $   25.94   $   19.75   $   16.26   $   15.40   $   15.95
                                ----------  ----------  ----------  ----------  ----------  ----------
Income from investment
 operations:
  Net investment income
   (loss).....................      (0.00)       0.06       (0.22)      (0.07)       0.17        0.09
  Net realized and unrealized
   gain (loss) on
   investments................       2.59       (9.19)       6.74        3.56        2.58       (0.64)
                                ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease)
     from investment
     operations...............       2.59       (9.13)       6.52        3.49        2.75       (0.55)
                                ----------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment
   income.....................      (0.01)         --       (0.18)         --       (0.14)         --
  From net realized gain on
   investments................         --       (1.60)      (0.15)         --          --          --
  In excess of net investment
   income.....................      (0.01)         --          --          --       (0.07)         --
                                ----------  ----------  ----------  ----------  ----------  ----------
    Total distributions.......      (0.02)      (1.60)      (0.33)         --       (0.21)         --
                                ----------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of
 period.......................  $   17.78   $   15.21   $   25.94   $   19.75   $   17.94   $   15.40
                                ----------  ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------  ----------
Total investment return (d)...      17.02%     (37.42)%     33.33%       21.5%(b)     18.16%     (3.45)%(b)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................  $ 137,400   $ 134,527   $ 211,673   $  13,576   $     818   $     369
Ratio of net investment income
 (loss) to average net
 assets.......................      (0.04)%      0.36%      (0.79)%      (0.7)%(c)      0.96%      1.36%(c)
Ratio of expenses to average
 net assets:
  With expense reductions
   (Notes 1 & 6)..............       2.53%       2.61%       2.54%        2.9%(c)      1.53%      1.61%(c)
  Without expense
   reductions.................       2.60%       2.62%         --%**        --%**      1.60%      1.62%(c)
Portfolio turnover rate++++...        101%        125%        155%        112%        101%        125%
Average commission rate per
 share paid on portfolio
 transactions++++.............  $  0.0005         N/A         N/A         N/A   $  0.0005         N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
  * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 and $0.04 for the years ended October 31, 1993 and 1992, respectively. Without such reimbursements, the expense ratios would have been 2.49% and 2.62% and the ratios of net investment income to average net assets would have been 1.25% and 1.07% for the years ended October 31, 1993 and 1992, respectively.
 ** Calculation of "Ratio of expenses to net assets" was made without considering the effect of expense reductions, if any.
 (a) These selected per share data were calculated based upon average shares outstanding during the period.
 (b) Not annualized.
 (c) Annualized.
 (d) Total investment return does not include sales charges.

    The accompanying notes are an integral part of the financial statements.
                                      F10

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Latin America Growth Fund ("Fund") is a separate series of GT Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, open-end management investment company. The Company has twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss

                                      F11

                      GT GLOBAL LATIN AMERICA GROWTH FUND

equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's "Statement of Assets and Liabilities." The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the fund hold the underlying securities and, for a put, requires the Fund to maintain in a segregated account cash, U.S. government securities, or other liquid, high-grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock or bond market and to fluctuations in currency values or interest rates. At October 31, 1996, the fund had segregated securities valued at $34,032,814 and cash of $311,370 to cover margin requirements on open futures contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carry forward of $100,040,502, of which $93,313,175 expires in 2003 and $6,727,327 expires in
2004.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ

                                      F12

                      GT GLOBAL LATIN AMERICA GROWTH FUND

from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(J) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $177,793. These expenses have been amortized on a straight line basis over a five-year period.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(N) PORTFOLIO SECURITIES LOANED
At October 31, 1996, stocks with an aggregate value of approximately $15,138,626 were on loan to brokers. The loans were secured by cash collateral of $17,198,999. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended October 31, 1996, the Fund received $48,028 of income from securities lending which was used to offset the Fund's custody expenses.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% of the first $500 million of average daily net assets of the Fund; 0.95% of the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, is the Fund's distributor. The Fund offers Class A, Class B and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1996, GT Global retained $98,352 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $18,250 for the year ended October 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of $824,774. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

                                      F13

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the results according to the Funds average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1996, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $323,525,648 and $362,046,941. There were no purchases or sales of U.S. government obligations for the year ended October 31, 1996.

4. CAPITAL SHARES
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; and 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global High Income Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F14

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           CAPITAL SHARE TRANSACTIONS

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1996            OCTOBER 31, 1995
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   76,364,877  $1,304,172,875  52,467,821  $ 904,752,193
Shares issued in connection with
  reinvestment of distributions.........       66,851      1,023,814      673,780     16,139,240
                                          -----------  -------------  -----------  -------------
                                           76,431,728  1,305,196,689   53,141,601    920,891,433
Shares repurchased......................  (78,414,835) (1,346,357,898) (54,183,599)  (943,221,637)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (1,983,107) $ (41,161,209)  (1,041,998) $ (22,330,204)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------


                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1996            OCTOBER 31, 1995
                                          --------------------------  --------------------------
CLASS B                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   13,503,991  $ 230,324,732    9,341,199  $ 166,467,703
Shares issued in connection with
  reinvestment of distributions.........        6,914        105,073      439,250     10,440,947
                                          -----------  -------------  -----------  -------------
                                           13,510,905    230,429,805    9,780,449    176,908,650
Shares repurchased......................  (14,627,921)  (250,064,111)  (9,097,593)  (158,042,884)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................   (1,117,016) $ (19,634,306)     682,856  $  18,865,766
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                                             JUNE 1, 1995
                                                                       (COMMENCEMENT OF SALE OF
                                                  YEAR ENDED            SHARES) TO OCTOBER 31,
                                               OCTOBER 31, 1996                  1995
                                          --------------------------  --------------------------
ADVISOR CLASS                               SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................      932,074  $  16,161,478       41,561  $     677,104
Shares issued in connection with
  reinvestment of distributions.........          408          6,223           --             --
                                          -----------  -------------  -----------  -------------
                                              932,482     16,167,701       41,561        677,104
Shares repurchased......................     (910,792)   (15,778,640)     (17,621)      (283,883)
                                          -----------  -------------  -----------  -------------
Net increase............................       21,690  $     389,061       23,940  $     393,221
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies at October 31, 1996, amounted to $18,090,443, at value.

Transactions with affiliated companies are as follows:

                                          PURCHASES               NET REALIZED   DIVIDEND
AFFILIATES                                   COST     SALES COST      GAIN        INCOME
----------------------------------------  ----------  ----------  ------------   --------
Compania Boliviana de Energia
 Electrica..............................  $       --  $  671,076  $    264,155   $190,749
Dixie Toga S.A. Preferred...............     729,186   5,847,339     1,577,576     39,312
San Luis "CPO"..........................   5,394,408   3,680,995     2,247,803    242,517

6. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1996, the Fund's expenses were reduced by $175,009 under these arrangements.

                                      F15

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

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                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on large cap equity securities of U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns high monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

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  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL LATIN AMERICA GROWTH FUND, G.T. INVESTMENT FUNDS, INC., CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      LATSX703MC

                        GT GLOBAL EMERGING MARKETS FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                 March 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of the GT Global Emerging Markets Fund ("Fund"). The Fund is a diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated March 1, 1997. A copy of the Fund's Prospectus is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     19
Directors and Executive Officers.........................................................................................     21
Management...............................................................................................................     23
Valuation of Fund Shares.................................................................................................     24
Information Relating to Sales and Redemptions............................................................................     25
Taxes....................................................................................................................     27
Additional Information...................................................................................................     29
Investment Results.......................................................................................................     30
Description of Debt Ratings..............................................................................................     35
Financial Statements.....................................................................................................     38


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                   Statement of Additional Information Page 1

                        GT GLOBAL EMERGING MARKETS FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.

In determining what countries constitute emerging markets, the Manager will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

SELECTION OF EQUITY INVESTMENTS

In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


In analyzing companies in emerging markets for investment by the Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit it to invest in certain of these securities subject to certain restrictions.


INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in

                   Statement of Additional Information Page 2

                        GT GLOBAL EMERGING MARKETS FUND
the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.

SAMURAI AND YANKEE BONDS
Subject to its fundamental investment restrictions, the Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.

DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in

                   Statement of Additional Information Page 3

                        GT GLOBAL EMERGING MARKETS FUND
obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Manager reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain in a segregated account with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the

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securities lent plus any accrued interest, "marked to market" on a daily basis. The Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are being lent, but it will call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans only will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund also will be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.


TEMPORARY DEFENSIVE STRATEGIES


The Emerging Markets Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.



The Emerging Markets Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if not rated, determined by the Manager to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.


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                              OPTIONS, FUTURES AND
                              CURRENCY STRATEGIES


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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the

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premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written. The Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.

The Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

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PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiratiaon date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

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offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.


Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.



The staff of the SEC considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.



The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.


INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When

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an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collective "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

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The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less value, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it

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matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES



The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.



Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.



Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are


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liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security: (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is affected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.



FOREIGN SECURITIES


    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii)  certain  national  policies  which  may  restrict  the  Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.


Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.



    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Fund intends to invest in Hong Kong, which will revert to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case the Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.


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    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.



Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.



Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.



    CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.


    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In

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addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries, and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


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The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

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                             INVESTMENT LIMITATIONS

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The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's assets;

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund may invest in securities of companies that engage in these activities; or

       (10) With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer.


For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


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The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;


        (3) Purchase or retain the securities of any issuer, if, to the Fund's knowledge, one or more of the officers or Directors of the Company, the Fund's investment adviser, or its distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;


        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

        (6) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or

        (7) Invest more than 10% of its total assets in securities that are restricted as to resale without registration under the 1933 Act.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS


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Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of brokers and dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.


                  Statement of Additional Information Page 19

                        GT GLOBAL EMERGING MARKETS FUND

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.

The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the OTC markets.



The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund paid aggregate brokerage commissions of $1,747,307, $3,307,402 and $3,648,347, respectively.


PORTFOLIO TRADING AND TURNOVER

The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/ or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund generally does not intend to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended October 31, 1996 and 1995, the Fund's portfolio turnover rates were 104% and 114%, respectively.


                  Statement of Additional Information Page 20

                        GT GLOBAL EMERGING MARKETS FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Director, Chairman of the Board and      Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) since 1995; President, GT Global since 1995;
50 California Street                     President and Chief Executive Officer, G.T. Insurance since 1995; Senior Vice President
San Francisco, CA 94111                  and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; Vice President, G.T. Insurance from
                                         1992 to 1993; and Director, Mutual Fund Forum (an industry group of mutual fund and broker/dealer firms). Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Director                                 from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036


--------------

* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 21

                        GT GLOBAL EMERGING MARKETS FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance, from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, LGT Asset
San Francisco, CA 94111           Management from 1994 to October 1996; Vice President -- Finance, LGT
                                  Asset Management, GT Global and GT Services from 1990 to 1994; Vice
                                  President -- Finance, G.T. Insurance from 1992 to 1994; and Director of
                                  LGT Asset Management, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
1166 Avenue of the Americas       Management, the Manager, GT Global, GT Services and G.T. Insurance from
New York, NY 10036                February 1996 to October 1996; Vice President, the Manager, LGT Asset
                                  Management, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, the Manager, LGT Asset Management, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, LGT Asset Management, GT Global, GT Services and
                                  G.T. Insurance from May 1994 to October 1996; Senior Vice President,
                                  General Counsel and Secretary, Strong/Corneliuson Management, Inc.; and
                                  Secretary, each of the Strong Funds from October 1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director and Officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., a Trustee and Officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio, Growth Portfolio, and Global High Income Portfolio, which also are registered investment companies managed by the Manager. Each Director and officer serves in total as a Director and or Trustee and officer, respectively, of 11 registered investment companies with 41 series managed or administered by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $30,200, $30,200, $26,600 and $30,200, respectively, from the Company for their services as Directors. For the year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $80,100, $80,100, $72,600 and $80,100, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of February 1, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 22

                        GT GLOBAL EMERGING MARKETS FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

The Manager serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays the Manager investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter.


The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund paid investment management and administration fees to the Manager in the amounts of $4,702,869, $5,410,744 and $4,883,626, respectively.


Certain emerging market countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES
The Fund's Advisor Class shares are offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager serves as the Fund's pricing and accounting agent. For the fiscal years ended October 31, 1996 and October 31, 1995, the Fund paid transfer agency and accounting services fees to the Manager of $2,055,856 and $1,994,216, respectively.


EXPENSES OF THE FUND

As described in the Prospectus, the Fund pays all of its own expenses not assumed by other parties. These expenses include, in addition to the advisory, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


                  Statement of Additional Information Page 23

                        GT GLOBAL EMERGING MARKETS FUND


                            VALUATION OF FUND SHARES


--------------------------------------------------------------------------------


As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the end of regular trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on each Business Day as open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.



The Fund's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, CDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange, or in the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.

Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.

                  Statement of Additional Information Page 24

                        GT GLOBAL EMERGING MARKETS FUND

Securities trading in emerging markets may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot provide or redeem the Fund.

--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment of Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES

Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.


EXCHANGES BETWEEN FUNDS
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

                  Statement of Additional Information Page 25

                        GT GLOBAL EMERGING MARKETS FUND

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which make it not reasonably practicable for the Fund to dispose of its portfolio securities or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 26

                        GT GLOBAL EMERGING MARKETS FUND

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that


                  Statement of Additional Information Page 27

                        GT GLOBAL EMERGING MARKETS FUND

represents income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


PASSIVE FOREIGN INVESTMENT COMPANIES

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received, on or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be
taxable  to  the  Fund  to  the  extent  that  income  is  distributed  to   its
shareholders.



If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.



Pursuant to proposed regulations, an open-end RICs such as the Fund, would be entitled to elect to "mark-to-market" its stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


NON-U.S. SHAREHOLDERS

Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.


OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.



If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


                  Statement of Additional Information Page 28

                        GT GLOBAL EMERGING MARKETS FUND


Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust, AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management, Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan), in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns and consult with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.

                  Statement of Additional Information Page 29

                        GT GLOBAL EMERGING MARKETS FUND


                               INVESTMENT RESULTS


--------------------------------------------------------------------------------


STANDARDIZED RETURNS


The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), are calculated separately for Class A, Class B and Advisor Class shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) for Advisor Class shares, deduction of a sales charge is not applicable; (4) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (5) a complete redemption at the end of any period illustrated.



The Standardized Returns for the Class A, Class B and Advisor Class shares of the Fund, stated as average annualized total returns for the periods shown, were:



                                                                                     EMERGING     EMERGING       EMERGING
                                                                                      MARKETS      MARKETS        MARKETS
                                                                                       FUND         FUND           FUND
PERIOD                                                                               (CLASS A)    (CLASS B)   (ADVISOR CLASS)
----------------------------------------------------------------------------------  -----------  -----------  ---------------
Fiscal year ended October 31, 1996................................................       -1.93%       -2.51%          3.60%
June 1, 1995 (commencement of operations) through October 31, 1996................         n/a          n/a          -1.63   %
April 1, 1993 (commencement of operations) through October 31, 1996...............         n/a         6.88 %          n/a
May 18, 1992 (commencement of operations) through October 31, 1996................        5.56 %        n/a            n/a



NON-STANDARDIZED RETURNS


In addition to Standardized Returns, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Advisor Class shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Advisor Class shares are not subject to sales charges.



Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.



The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A, Class B and Advisor Class shares of the Fund, stated as aggregate total returns for the periods shown, were:



                                                                                     EMERGING     EMERGING       EMERGING
                                                                                      MARKETS      MARKETS        MARKETS
                                                                                       FUND         FUND           FUND
PERIOD                                                                               (CLASS A)    (CLASS B)   (ADVISOR CLASS)
----------------------------------------------------------------------------------  -----------  -----------  ---------------
April 1, 1993 (commencement of operations) through October 31, 1996...............         n/a        29.92%           n/a
May 18, 1992 (commencement of operations) through October 31, 1996................       33.63 %        n/a            n/a
June 1, 1995 (commencement of operations) through October 31, 1996................         n/a          n/a          -2.31   %


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO EMERGING EQUITY AND BOND MARKETS

Information relating to foreign market performance, diversification and market capitalization is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or the Manager. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International or the IFC for inclusion in its various international market indicies may not necessarily constitute a representative cross-section of the particular markets.


                  Statement of Additional Information Page 30

                        GT GLOBAL EMERGING MARKETS FUND

GT Global believes that information relating to foreign market performance and market capitalization may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of such indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. Moreover, the Fund is actively managed, i.e. the Manager as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective; this will cause the performance of the Fund to differ from indices.

The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service, Inc. ("Fitch") (excluding Collateralized Mortgage Obligations).


        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).


        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.



        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.


        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's "500" Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.


       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.


       (13) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock markets in developing countries.

                  Statement of Additional Information Page 31

                        GT GLOBAL EMERGING MARKETS FUND

       (14) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (15) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and
    regional  economic  trends  and   their  implications  for  the   developing
    economies.

       (16) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (17) Datastream and Worldscope an on-line database retrieval service for information including but not limited to international financial and economic data.

       (18) International Financial Statistics, which is produced by the International Monetary Fund.

       (19)   Various  publications  and  annual   reports  such  as  the  World
    Development Report, produced by the World Bank and its affiliates.

       (20) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (21) Various publications including but not limited to ratings agencies such as Moody's, S&P and Fitch.


       (22) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman
Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.


GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher

                  Statement of Additional Information Page 32

                        GT GLOBAL EMERGING MARKETS FUND
potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. Ibbotson calculates total returns in the same method as the Funds. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.


In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.


From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar,Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.


The Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.


The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable you to

                  Statement of Additional Information Page 33

                        GT GLOBAL EMERGING MARKETS FUND

make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Fund may also discuss these plans which include:



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) if less, 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.



ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.



SEP-IRAS: Simplified employee pension plans ("SEP" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.



CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and  most
other   not-for-profit   corporations   can   make   pre-tax   salary  reduction
contributions to these accounts.



PROFIT  SHARING   (INCLUDING  SECTION   401(K))  AND   MONEY  PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).



SIMPLE RETIREMENT PLANS: Employers with no more than 100 employees who do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Code Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


From time to time, the Fund and GT Global will quote data regarding individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of such financial organizations as:



 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.



 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.



 3) The number of listed companies: IFC, G.T. Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.


 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.


 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.



 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.


 8) Gross Domestic Product (GDP): Datastream and The World Bank.


 9) GDP growth rate: IFC, The World Bank and Datastream.


10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

                  Statement of Additional Information Page 34

                        GT GLOBAL EMERGING MARKETS FUND

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.


13) Total exports and imports by year: IFC, The World Bank and Datastream.



14) Top three companies by country, industry or market: IFC, G.T. Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.


15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

17) Countries restructuring their debt, including those under the Brady Plan: the Manager.

18) Political and economic structure of countries: Economist Intelligence Unit.

19) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

20) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

21) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


GT GLOBAL ADVANTAGE


As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.



The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.



Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.


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                          DESCRIPTION OF DEBT RATINGS

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DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's employs the designations "Prime-1" "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will


                  Statement of Additional Information Page 35

                        GT GLOBAL EMERGING MARKETS FUND
normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater.

        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Speculative grade ratings are as follows:

        Ba -- These Bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reason unrelated to the quality of the issue.

Should no rating be assigned, the reasons may be one of the following:

        1.  An application for rating was not received or accepted.

        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

                  Statement of Additional Information Page 36

                        GT GLOBAL EMERGING MARKETS FUND

        3.  There is a lack of essential data pertaining to the issue or issuer.

        4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Speculative grade ratings are as follows:

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-'rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

        CCC -- Have currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                  Statement of Additional Information Page 37

                        GT GLOBAL EMERGING MARKETS FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Fund as of October 31, 1996 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 38

                        GT GLOBAL EMERGING MARKETS FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders of GT Global Emerging Markets Fund and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of GT Global Emerging Markets Fund, one of the funds organized as a series of G.T. Investment Funds, Inc., including the portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from May 18, 1992 (commencement of operations) to October 31, 1992. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Emerging Markets Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 13, 1996

                                       F1

                        GT GLOBAL EMERGING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (28.2%)
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN           282,600   $ 14,765,850         3.3
    OTHER FINANCIAL
  HSBC Holdings PLC .........................................   HK            600,000     12,222,409         2.8
    BANKS-MONEY CENTER
  State Bank of India Ltd.-/- ...............................   IND         1,455,650      9,451,474         2.1
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred-/- .................   BRZL      331,440,000      9,195,016         2.1
    BANKS-MONEY CENTER
  Peregrine Investment Holdings Ltd. ........................   HK          5,000,000      8,051,269         1.8
    INVESTMENT MANAGEMENT
  National Mutual Asia-/- ...................................   HK          9,500,000      7,986,601         1.8
    INSURANCE-BROKER
  Tai Cheug Holdings Co., Ltd. ..............................   HK          9,000,000      7,333,445         1.7
    REAL ESTATE
  Alpha Credit Bank-/- ......................................   GREC          101,660      6,496,666         1.5
    BANKS-REGIONAL
  Ergo Bank S.A. ............................................   GREC          100,230      5,884,852         1.3
    BANKS-REGIONAL
  Banco Bradesco S.A. Preferred-/- ..........................   BRZL      655,789,125      5,592,050         1.3
    BANKS-MONEY CENTER
  Bank Gdanski S.A. - GDR{\/} ...............................   POL           337,600      5,148,400         1.2
    BANKS-REGIONAL
  Kookmin Bank-/- ...........................................   KOR           249,835      4,982,753         1.1
    BANKS-MONEY CENTER
  Industrial Finance Corporation of Thailand - Foreign-/- ...   THAI        1,435,200      4,222,832         1.0
    BANKS-MONEY CENTER
  Cho Hung Bank .............................................   KOR           378,660      4,113,102         0.9
    BANKS-REGIONAL
  Commercial Bank of Korea-/- ...............................   KOR           403,350      3,475,467         0.8
    BANKS-MONEY CENTER
  Korea Exchange Bank .......................................   KOR           341,345      3,443,587         0.8
    BANKS-MONEY CENTER
  Banco Totta & Acores "B" - Registered-/- ..................   PORT          168,400      3,058,716         0.7
    BANKS-MONEY CENTER
  Banco Ganadero S.A. - ADR{\/} .............................   COL           150,000      2,962,500         0.7
    BANKS-REGIONAL
  Ayala Land, Inc. "B" ......................................   PHIL        2,680,000      2,859,756         0.6
    REAL ESTATE
  PSIL Bangkok Bank Co., Ltd. (Entitlement
   Certificates){\/} ........................................   THAI          236,000      1,767,640         0.4
    OTHER FINANCIAL
  Shinhan Bank ..............................................   KOR            49,510        986,925         0.2
    BANKS-REGIONAL
  Finance One Co., Ltd. - Foreign ...........................   THAI          126,100        356,187         0.1
    SECURITIES BROKER
  Housing Development Finance Corp.-/- ......................   IND               272         17,954          --
    OTHER FINANCIAL
  HDFC Bank Ltd. - Subscription Shares-/- ...................   IND               500            532          --
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                         124,375,983
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (16.4%)
  Companhia Energetica de Minas Gerais (CEMIG): .............   BRZL               --   $         --         3.1
    ELECTRICAL & GAS UTILITIES
    Preferred-/- ............................................   --        235,000,000      7,480,288          --
    ADR-/- {\/} .............................................   --            199,300      6,228,125          --
  Petroleo Brasileiro S.A. (Petrobras) Preferred-/- .........   BRZL       73,100,000      9,463,935         2.1
    OIL
  China Light & Power Co., Ltd. .............................   HK          1,700,000      7,893,478         1.8
    ELECTRICAL & GAS UTILITIES
  Benton Oil & Gas Co.-/- ...................................   US            313,100      7,670,950         1.7
    OIL
  Czeske Energeticke Zavody (CEZ AS)-/- .....................   CZCH          204,860      7,313,436         1.6
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas-/- ........................   VENZ        6,318,778      6,936,554         1.6
    ELECTRICAL & GAS UTILITIES
  Sasol Ltd. ................................................   SAFR          557,700      6,809,197         1.5
    ENERGY SOURCES
  Empresa Nacional de Electricidad S.A. - ADR{\/} ...........   CHLE          220,800      4,057,200         0.9
    ELECTRICAL & GAS UTILITIES
  LUKoil Holding - ADR-/- {\/} ..............................   RUS            91,000      3,503,500         0.8
    GAS PRODUCTION & DISTRIBUTION
  Gazprom - 144A ADR{.} {\/} ................................   RUS           123,400      2,313,750         0.5
    GAS PRODUCTION & DISTRIBUTION
  Centrais Electricas Brasileiras S.A. (Electrobras)-/- .....   BRZL        6,000,000      1,863,136         0.4
    ELECTRICAL & GAS UTILITIES
  Electricidad de Argentina S.A.(.) -/- {\/} ................   ARG           100,000      1,360,000         0.3
    ELECTRICAL & GAS UTILITIES
  Pakistan State Oil Co., Ltd. ..............................   PAK            42,400        366,029         0.1
    OIL
  Madras Refineries Ltd.-/- .................................   IND           199,500        189,665          --
    OIL
                                                                                        ------------
                                                                                          73,449,243
                                                                                        ------------
Materials/Basic Industry (13.8%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           758,400     14,657,357         3.3
    PAPER/PACKAGING
  General Mining Union Corp. (Gencor) .......................   SAFR        4,161,900     14,467,683         3.3
    METALS - NON-FERROUS
  Industrias Penoles S.A. "CP"-/- ...........................   MEX         2,217,000      8,818,242         2.0
    METALS - NON-FERROUS
  Pohang Iron & Steel Co., Ltd. .............................   KOR            98,529      6,344,000         1.4
    METALS - STEEL
  Eregli Demir Ve Lelik Fabrik T.A.S. .......................   TRKY       54,158,851      6,332,887         1.4
    METALS - STEEL
  PT Tambang Timah - Foreign ................................   INDO        1,846,000      2,774,986         0.6
    METALS - STEEL
  Cemex, S.A. de C.V. "B" ...................................   MEX           720,125      2,590,475         0.6
    CEMENT
  Perlis Plantations ........................................   MAL           830,000      2,382,225         0.5
    CHEMICALS

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Ashanti Goldfields Co., Ltd. - GDR{\/} ....................   GHNA          127,800   $  2,092,725         0.5
    GOLD
  Associated Cement Cos., Ltd.-/- ...........................   IND            13,536        583,097         0.1
    CEMENT
  Gujarat Ambuja Cements - GDR-/- {\/} ......................   IND            60,000        465,000         0.1
    CEMENT
  Engro Chemicals Pakistan Ltd. .............................   PAK               650          2,222          --
    CHEMICALS
                                                                                        ------------
                                                                                          61,510,899
                                                                                        ------------
Consumer Non-Durables (9.1%)
  Delta Corp.-/- ............................................   ZBBW        3,500,000     10,916,824         2.5
    BEVERAGE-ALCOHOLIC
  Companhia Cervejaria Brahma Preferred .....................   BRZL       17,254,543     10,665,468         2.4
    BEVERAGES - ALCOHOLIC
  Panamerican Beverages, Inc. "A"{\/} .......................   MEX           125,100      5,457,488         1.2
    BEVERAGES - NON-ALCOHOLIC
  Gruma S.A. "B"-/- .........................................   MEX         1,057,000      4,876,434         1.1
    FOOD
  Sun Brewing Ltd. - 144A GDR{.} -/- {\/} {::} ..............   RUS           500,000      4,750,000         1.1
    BEVERAGES - ALCOHOLIC
  Hellenic Bottling Co. S.A. ................................   GREC           58,115      1,871,604         0.4
    BEVERAGES - NON-ALCOHOLIC
  Companhia Tecidos Norte de Mina Preferred .................   BRZL        3,210,000      1,078,020         0.2
    TEXTILES & APPAREL
  Guinness Malaysia .........................................   MAL           241,000        620,150         0.1
    BEVERAGES - ALCOHOLIC
  Dhan Fibres Ltd.-/- .......................................   PAK         4,805,000        485,536         0.1
    TEXTILES & APPAREL
  Mahavir Spinning Mills Ltd.-/- ............................   IND                30             46          --
    TEXTILES & APPAREL
  Dewan Salman Fibre Ltd.-/- ................................   PAK                 4              3          --
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                          40,721,573
                                                                                        ------------
Services (5.0%)
  Berjaya Sports Toto Bhd. ..................................   MAL         2,610,000      9,815,914         2.2
    CONSUMER SERVICES
  SPT Telecom-/- ............................................   CZCH           58,510      6,264,188         1.4
    TELEPHONE NETWORKS
  Amway Asia Pacific Ltd.{\/} ...............................   HK            107,900      3,870,913         0.9
    WHOLESALE & INTERNATIONAL TRADE
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .......   PAK            22,150      1,661,250         0.4
    TELEPHONE NETWORKS
  Gran Cadena de Almacenes Colombianos S.A. .................   COL           327,960        297,460         0.1
    RETAILERS-OTHER
  Keppel Philippine Holdings, Inc. "B"-/- ...................   PHIL          488,491         81,912          --
    TRANSPORTATION - SHIPPING

    The accompanying notes are an integral part of the financial statements.

                                       F4

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Indian Hotels Co., Ltd.-/- ................................   IND             3,000   $     55,141          --
    LEISURE & TOURISM
                                                                                        ------------
                                                                                          22,046,778
                                                                                        ------------
Multi-Industry/Miscellaneous (4.8%)
  Jardine Strategic Holdings Ltd.{\/} .......................   HK          2,215,500      7,222,530         1.6
    CONGLOMERATE
  Koor Industries Ltd. - ADR{\/} ............................   ISRL          374,900      6,513,888         1.5
    CONGLOMERATE
  Banco Comercial Portgues "A", Convertible Preferred, 8%
   till 6/30/03{\/} .........................................   PORT           99,900      5,082,912         1.1
    MISCELLANEOUS
  KEC International Ltd.-/- .................................   IND           481,500        922,310         0.2
    MISCELLANEOUS
  Alarko Holding A.S. .......................................   TRKY        4,357,000        769,868         0.2
    MULTI-INDUSTRY
  BPL Ltd.-/- ...............................................   IND           624,200        641,783         0.1
    MISCELLANEOUS
  Nicholas Piramel India Ltd.-/- ............................   IND            80,000        250,704         0.1
    MISCELLANEOUS
  Grasim Industries Ltd. ....................................   IND             6,500         76,764          --
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                          21,480,759
                                                                                        ------------
Capital Goods (4.1%)
  ECI Telecommunications Ltd.{\/} ...........................   ISRL          475,000      9,500,000         2.1
    TELECOM EQUIPMENT
  Tata Engineering and Locomotive Co., Ltd.-/- ..............   IND           532,460      6,164,537         1.4
    MACHINERY & ENGINEERING
  Netas Telekomunik .........................................   TRKY        8,823,920      2,132,379         0.5
    TELECOM EQUIPMENT
  Gujarat Telephone Cables-/- ...............................   IND         1,417,900        489,275         0.1
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                          18,286,191
                                                                                        ------------
Health Care (3.5%)
  Teva Pharmaceutical Industries Ltd. - ADR{\/} .............   ISRL          256,400     10,736,750         2.4
    PHARMACEUTICALS
  Ranbaxy Laboratories Ltd.-/- ..............................   IND           225,200      3,931,485         0.9
    MEDICAL TECHNOLOGY & SUPPLIES
  EGIS RT-/- ................................................   HGRY           10,573        652,516         0.2
    PHARMACEUTICALS
  Core Healthcare-/- ........................................   IND                50             73          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          15,320,824
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F5

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (0.1%)
  Himachal Telematics Ltd.-/- ...............................   IND           750,000   $    401,408         0.1
    TELECOM TECHNOLOGY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $359,658,653) ................                            377,593,658        85.0
                                                                                        ------------       -----

                                                                           PRINCIPAL                     % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (0.7%)
  Malaysia (0.4%)
    Aokam Perdana Bhd., Convertible Bond, 3.5% due
     6/13/04 ................................................   USD         2,650,000      1,848,375         0.4
  Thailand (0.3%)
    Bangkok Land Ltd., 3.125% due 3/31/01 ...................   CHF         3,250,000      1,158,691         0.3
                                                                                        ------------
Total Corporate Bonds (cost $3,095,275) .....................                              3,007,066
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $3,095,275) ............                              3,007,066         0.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $362,753,928)  * ....................                            380,600,724        85.7
Other Assets and Liabilities ................................                             63,505,545        14.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $444,106,269       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
       {::}  See Note 5 of Notes to Financial Statements.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        (.) Restricted securities. At October 31, 1996, the Fund owned the following restricted security constituting 0.3% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the restricted security is as follows:

                                                                                                       MARKET
                                                                                                       VALUE
                                                                                                        PER
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST       SHARE
             -----------------------------------------------  -----------------  ------  -----------   ------
             Electricidad de Argentina S.A..................      12/23/93       100,000 $ 1,750,000   $13.60

          * For Federal income tax purposes, cost is $362,948,481 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  46,560,858
                 Unrealized depreciation:           (28,908,615)
                                                  -------------
                 Net unrealized appreciation:     $  17,652,243
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F6

                        GT GLOBAL EMERGING MARKETS FUND

                                October 31, 1996

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1996, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    0.3                                   0.3
Brazil (BRZL/BRL) ....................   11.6                                  11.6
Chile (CHLE/CLP) .....................    0.9                                   0.9
Colombia (COL/COP) ...................    0.8                                   0.8
Czech Republic (CZCH/CSK) ............    3.0                                   3.0
Ghana (GHNA/GHC) .....................    0.5                                   0.5
Greece (GREC/GRD) ....................    3.2                                   3.2
Hong Kong (HK/HKD) ...................   12.4                                  12.4
Hungary (HGRY/HUF) ...................    0.2                                   0.2
India (IND/INR) ......................    5.2                                   5.2
Indonesia (INDO/IDR) .................    0.6                                   0.6
Israel (ISRL/ILS) ....................    6.0                                   6.0
Korea (KOR/KRW) ......................    5.2                                   5.2
Malaysia (MAL/MYR) ...................    2.8         0.4                       3.2
Mexico (MEX/MXN) .....................    8.2                                   8.2
Pakistan (PAK/PKR) ...................    0.6                                   0.6
Panama (PAN/PND) .....................    3.3                                   3.3
Philippines (PHIL/PHP) ...............    0.6                                   0.6
Poland (POL/PLZ) .....................    1.2                                   1.2
Portugal (PORT/PTE) ..................    1.8                                   1.8
Russia (RUS/SUR) .....................    2.4                                   2.4
South Africa (SAFR/ZAR) ..............    4.8                                   4.8
Thailand (THAI/THB) ..................    1.5         0.3                       1.8
Turkey (TRKY/TRL) ....................    2.1                                   2.1
United States & Other (US/USD) .......    1.7                       14.3       16.0
Venezuela (VENZ/VEB) .................    1.6                                   1.6
Zimbabwe (ZBBW/ZWD) ..................    2.5                                   2.5
                                        ------        ---          -----      -----
Total  ...............................   85.0         0.7           14.3      100.0
                                        ------        ---          -----      -----
                                        ------        ---          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $444,106,269.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                        GT GLOBAL EMERGING MARKETS FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1996

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $362,753,928) (Note 1)..........................  $380,600,724
  U.S. currency.................................................................  $1,483,057
  Foreign currencies (cost $21,506,397).........................................  21,125,366   22,608,423
                                                                                  ----------
  Receivable for Fund shares sold...........................................................   30,516,050
  Receivable for securities sold............................................................   24,089,405
  Dividends receivable......................................................................      520,951
  Interest receivable.......................................................................       46,642
  Unamortized organizational costs (Note 1).................................................       16,342
  Miscellaneous receivable..................................................................          239
  Cash held as collateral for securities loaned (Note 1)....................................   18,390,625
                                                                                              -----------
    Total assets............................................................................  476,789,401
                                                                                              -----------
Liabilities:
  Payable for securities purchased..........................................................   10,019,556
  Payable for Fund shares repurchased.......................................................    3,230,169
  Payable for investment management and administration fees (Note 2)........................      374,250
  Payable for service and distribution expenses (Note 2)....................................      286,400
  Payable for transfer agent fees (Note 2)..................................................      158,743
  Payable for printing and postage expenses.................................................      122,207
  Payable for professional fees.............................................................       41,737
  Payable for custodian fees (Note 1).......................................................       33,448
  Payable for fund accounting fees (Note 2).................................................        8,886
  Payable for registration and filing fees..................................................        4,773
  Payable for Directors' fees and expenses (Note 2).........................................        2,200
  Other accrued expenses....................................................................       10,138
  Collateral for securities loaned (Note 1).................................................   18,390,625
                                                                                              -----------
    Total liabilities.......................................................................   32,683,132
                                                                                              -----------
Net assets..................................................................................  $444,106,269
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($224,963,980 DIVIDED BY 15,772,254 shares
 outstanding)...............................................................................  $     14.26
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $14.26) *....................................  $     14.97
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($216,003,768 DIVIDED BY 15,410,508 shares
 outstanding)...............................................................................  $     14.02
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($3,138,521
 DIVIDED BY 218,221 shares outstanding).....................................................  $     14.38
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $466,990,479
  Undistributed net investment income.......................................................       41,480
  Accumulated net realized loss on investments and foreign currency transactions............  (40,434,003)
  Net unrealized depreciation on translation of assets and liabilities in foreign
   currencies...............................................................................     (338,483)
  Net unrealized appreciation of investments................................................   17,846,796
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $444,106,269
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                        GT GLOBAL EMERGING MARKETS FUND

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1996

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $410,700)...............................  $10,681,651
  Interest income............................................................................   2,931,654
                                                                                               ----------
    Total investment income..................................................................  13,613,305
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................   4,883,626
  Transfer agent fees (Note 2)...............................................................   1,930,507
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $1,301,360
    Class B......................................................................   2,387,891   3,689,251
                                                                                   ----------
  Custodian fees (Note 1)....................................................................     504,841
  Printing and postage expenses..............................................................     232,032
  Fund accounting fees (Note 2)..............................................................     125,349
  Audit fees.................................................................................      80,560
  Registration and filing fees...............................................................      65,825
  Amortization of organization costs (Note 1)................................................      30,067
  Legal fees.................................................................................      19,222
  Directors' fees and expenses (Note 2)......................................................      11,712
  Other expenses.............................................................................      45,337
                                                                                               ----------
    Total expenses before reductions.........................................................  11,618,329
                                                                                               ----------
      Expense reductions (Notes 1 & 6).......................................................    (633,461)
                                                                                               ----------
    Total net expenses.......................................................................  10,984,868
                                                                                               ----------
Net investment income........................................................................   2,628,437
                                                                                               ----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized loss on investments...............................................  (3,746,398)
  Net realized loss on foreign currency transactions.............................  (1,782,560)
                                                                                   ----------
    Net realized loss during the year........................................................  (5,528,958)
  Net change in unrealized depreciation on translation of assets and liabilities
   in foreign currencies.........................................................      31,246
  Net change in unrealized appreciation of investments...........................  22,530,391
                                                                                   ----------
    Net unrealized appreciation during the year..............................................  22,561,637
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................  17,032,679
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $19,661,116
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL EMERGING MARKETS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               YEAR ENDED     YEAR ENDED
                                                                               OCTOBER 31,   OCTOBER 31,
                                                                                  1996           1995
                                                                              -------------  ------------
Decrease in net assets
Operations:
  Net investment income.....................................................  $   2,628,437  $  3,715,528
  Net realized loss on investments and foreign currency transactions........     (5,528,958)  (39,959,384)
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................         31,246      (337,162)
  Net change in unrealized appreciation (depreciation) of investments.......     22,530,391  (117,020,037)
                                                                              -------------  ------------
    Net increase (decrease) in net assets resulting from operations.........     19,661,116  (153,601,055)
                                                                              -------------  ------------
Class A:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................             --   (15,193,744)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................             --   (12,477,553)
                                                                              -------------  ------------
    Total distributions.....................................................             --   (27,671,297)
                                                                              -------------  ------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................  1,443,673,824   550,507,913
  Decrease from capital shares repurchased..................................  (1,499,221,358) (597,853,943)
                                                                              -------------  ------------
    Net decrease from capital share transactions............................    (55,547,534)  (47,346,030)
                                                                              -------------  ------------
Total decrease in net assets................................................    (35,886,418) (228,618,382)
Net assets:
  Beginning of year.........................................................    479,992,687   708,611,069
                                                                              -------------  ------------
  End of year...............................................................  $ 444,106,269* $479,992,687**
                                                                              -------------  ------------
                                                                              -------------  ------------

--------------
   * Includes undistributed net investment income of $41,480.
  ** Includes undistributed net investment income of $40,513.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL EMERGING MARKETS FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     CLASS A+
                                          ---------------------------------------------------------------
                                                                                           MAY 18, 1992
                                                                                           (COMMENCEMENT
                                                      YEAR ENDED OCTOBER 31,              OF OPERATIONS)
                                          ----------------------------------------------  TO OCTOBER 31,
                                           1996 (D)    1995 (D)      1994        1993          1992
                                          ----------  ----------  ----------  ----------  ---------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   13.85   $   18.81   $   14.42   $   11.10      $   11.43
                                          ----------  ----------  ----------  ----------  ---------------
Income from investment operations:
  Net investment income (loss)..........       0.11        0.13       (0.02)       0.02* *         0.07* *
  Net realized and unrealized gain
   (loss) on investments................       0.30       (4.32)       4.68        3.38          (0.40)
                                          ----------  ----------  ----------  ----------  ---------------
    Net increase (decrease) from
     investment operations..............       0.41       (4.19)       4.66        3.40          (0.33)
                                          ----------  ----------  ----------  ----------  ---------------
Distributions to shareholders:
  From net investment income............         --          --       (0.01)      (0.08)            --
  From net realized gain on
   investments..........................         --       (0.77)      (0.26)         --             --
                                          ----------  ----------  ----------  ----------  ---------------
    Total distributions.................         --       (0.77)      (0.27)      (0.08)            --
                                          ----------  ----------  ----------  ----------  ---------------
Net asset value, end of period..........  $   14.26   $   13.85   $   18.81   $   14.42      $   11.10
                                          ----------  ----------  ----------  ----------  ---------------
                                          ----------  ----------  ----------  ----------  ---------------

Total investment return (c).............       2.96%     (23.04)%     32.58%       30.9%          (2.9)% (a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 224,964   $ 252,457   $ 417,322   $ 187,808      $  84,558
Ratio of net investment income (loss) to
 average net assets.....................       0.76%       0.89%      (0.11)%       0.1%**          1.7% **(b)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................       1.96%       2.12%       2.06%        2.4%**          2.4% **(b)
  Without expense reductions............       2.08%       2.14%         --%*        --%*           --%
Portfolio turnover rate++++.............        104%        114%        100%         99%            32% (b)
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0040         N/A         N/A         N/A            N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993, and for the period from May 18, 1992, to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average not assets would have been 0.36% and 1.21% for the year ended October 31, 1993, and for the period from May 18, 1992, to October 31, 1992, respectively (See Note 2).
 * * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (See Note 2).

    The accompanying notes are an integral part of the financial statements.
                                      F11

                        GT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               CLASS B++
                                          ---------------------------------------------------      ADVISOR CLASS+++
                                                                                   APRIL 1,    -------------------------
                                                                                     1993         YEAR      JUNE 1, 1995
                                                  YEAR ENDED OCTOBER 31,              TO          ENDED          TO
                                          --------------------------------------  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                             1996 (D)      1995 (D)      1994        1993       1996 (D)        1995
                                          --------------  ----------  ----------  -----------  -----------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   13.68     $   18.68   $   14.39    $   11.47    $   13.88    $   14.71
                                          --------------  ----------  ----------  -----------  -----------  ------------
Income from investment operations:
  Net investment income (loss)..........         0.04          0.06       (0.12)        0.00 * *       0.18       0.08
  Net realized and unrealized gain
   (loss) on investments................         0.30         (4.29)       4.67         2.92         0.32        (0.91)
                                          --------------  ----------  ----------  -----------  -----------  ------------
    Net increase (decrease) from
     investment operations..............         0.34         (4.23)       4.55         2.92         0.50        (0.83)
                                          --------------  ----------  ----------  -----------  -----------  ------------
Distributions to shareholders:
  From net investment income............           --            --          --           --           --           --
  From net realized gain on
   investments..........................           --         (0.77)      (0.26)          --           --           --
                                          --------------  ----------  ----------  -----------  -----------  ------------
    Total distributions.................           --         (0.77)      (0.26)          --           --           --
                                          --------------  ----------  ----------  -----------  -----------  ------------
Net asset value, end of period..........    $   14.02     $   13.68   $   18.68    $   14.39    $   14.38    $   13.88
                                          --------------  ----------  ----------  -----------  -----------  ------------
                                          --------------  ----------  ----------  -----------  -----------  ------------
Total investment return (c).............         2.49 %      (23.37)%     31.77%        25.5%(a)       3.60%      (5.71)%(a)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 216,004     $ 225,861   $ 291,289    $  32,318    $   3,139    $   1,675
Ratio of net investment income (loss) to
 average net assets.....................         0.26 %        0.39%      (0.61)%       (0.4)%***(b)       1.26%       1.39 %(b)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   6)...................................         2.46 %        2.62%       2.56%         2.9%***(b)       1.46%       1.62 %(b)
  Without expense reductions............         2.58 %        2.64%         --%*         --%*       1.58%        1.64 %(b)
Portfolio turnover rate++++.............          104 %         114%        100%          99%         104%         114 %
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0040           N/A         N/A          N/A    $  0.0040          N/A

----------------

  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Not annualized
 (b) Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon weighted average shares outstanding during the period.
  * Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
 * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the year ended October 31, 1993, and for the period from May 18, 1992, to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average not assets would have been 0.36% and 1.21% for the year ended October 31, 1993, and for the period from May 18, 1992, to October 31, 1992, respectively (See Note 2).
 * * * Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76%) (See Note 2).

    The accompanying notes are an integral part of the financial statements.
                                      F12

                        GT GLOBAL EMERGING MARKETS FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Emerging Markets Fund ("Fund") is a separate series of GT Investment Funds, Inc. ("Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has twelve series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued , or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss

                                      F13

                        GT GLOBAL EMERGING MARKETS FUND

equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities, or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1996, stocks with an aggregate value of approximately $17,458,140 were on loan to brokers. The loans were secured by cash collateral of $18,390,625 received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of each loan. For the year ended October 31, 1996, the Fund received fees of $114,161 which were used to reduce the Fund's custodian fees.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any

                                      F14

                        GT GLOBAL EMERGING MARKETS FUND

excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $40,222,829, of which $35,800,955 expires in 2003 and $4,421,874 expires in 2004.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $150,006. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Fund pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1996, GT Global retained $118,254 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $17,532 for the year ended October 31, 1996. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended October 31, 1996, GT Global collected CDSCs in the amount of $1,269,740. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for

                                      F15

                        GT GLOBAL EMERGING MARKETS FUND

GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 2.40% 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/ or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Directors who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director.

3. PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 1996, purchases and sales of investment securities by the Fund, other than short-term investments, aggregated $543,620,761 and $644,841,661, respectively. There were no purchases or sales of U.S. government obligations by the Fund for the year ended October 31, 1996.

4. CAPITAL SHARES
At October 31, 1996, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 200,000,000 were classified as shares of the Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 400,000,000 were classified as shares of GT Global Telecommunications Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; and 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fourteen series of the Company and designated as Advisor Class common stock. 1,400,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F16

                        GT GLOBAL EMERGING MARKETS FUND

                           CAPITAL SHARE TRANSACTIONS

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1996            OCTOBER 31, 1995
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   75,574,030  $1,106,260,084  26,517,243  $ 389,593,563
Shares issued in connection with
  reinvestment of distributions.........           --             --      788,804     13,204,560
                                          -----------  -------------  -----------  -------------
                                           75,574,030  1,106,260,084   27,306,047    402,798,123
Share repurchased.......................  (78,034,654) (1,146,692,253) (31,260,135)  (469,990,809)
                                          -----------  -------------  -----------  -------------
Net decrease............................   (2,460,624) $ (40,432,169)  (3,954,088) $ (67,192,686)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1996            OCTOBER 31, 1995
                                          --------------------------  --------------------------
CLASS B                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   22,439,885  $ 323,192,109    9,004,842  $ 135,163,005
Shares issued in connection with
  reinvestment of distributions.........           --             --      637,782     10,599,912
                                          -----------  -------------  -----------  -------------
                                           22,439,885    323,192,109    9,642,624    145,762,917
Share repurchased.......................  (23,539,619)  (339,644,019)  (8,726,345)  (127,721,360)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................   (1,099,734) $ (16,451,910)     916,279  $  18,041,557
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                                                             JUNE 1, 1995
                                                                       (COMMENCEMENT OF SALE OF
                                                  YEAR ENDED            SHARES) TO OCTOBER 31,
                                               OCTOBER 31, 1996                  1995
                                          --------------------------  --------------------------
ADVISOR CLASS                               SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................      966,362  $  14,221,631      130,495  $   1,946,873
Share repurchased.......................     (868,859)   (12,885,086)      (9,777)      (141,774)
                                          -----------  -------------  -----------  -------------
Net increase............................       97,503  $   1,336,545      120,718  $   1,805,099
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by the Fund are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies at October 31, 1996, amounted to $4,750,000, at value.

Transactions with affiliated companies are as follows:

                                           PURCHASES               NET REALIZED    DIVIDEND
AFFILIATES                                   COST      SALES COST      GAIN         INCOME
----------------------------------------  -----------  ----------  ------------   -----------
Compania Boliviana de Energia
  Electrica.............................  $        --  $7,000,800   $4,166,500    $   113,771
Sun Brewing Ltd. - 144A GDR.............           --          --          --              --

6. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended October 31, 1996, the Fund's expenses were reduced by $519,300 under these arrangements.

                                      F17

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                        GT GLOBAL EMERGING MARKETS FUND

                             GT GLOBAL MUTUAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALES REPRESENATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL EMERGING MARKETS FUND, G.T. INVESTMENT FUNDS, INC., CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      EMESX703MC

                          G.T. INVESTMENT FUNDS, INC.
                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


    (a) FINANCIAL STATEMENTS -- The following audited financial statements as of October 31, 1996, and for the fiscal year then ended, for Class A, Class B, and Advisor Class of the GT Global Income Funds (consisting of GT Global Strategic Income Fund, GT Global Government Income Fund and GT Global High Income Fund), GT Global Theme Funds (consisting of GT Global Telecommunications Fund, GT Global Health Care Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Consumer Products and Services Fund), GT Global Growth & Income Fund, GT Global Emerging Markets Fund and GT Global Latin America Growth Fund, each a series of Registrant, are included in the Funds' Statements of Additional Information and are filed herewith:


       -- Reports of Independent Accountants

       -- Portfolios of Investments

       -- Statements of Assets and Liabilities

       -- Statements of Operations

       -- Statements of Changes in Net Assets

       -- Financial Highlights

       -- Notes to Financial Statements

    (b) EXHIBITS REQUIRED BY PART C, ITEM 24 OF FORM N-1A.


         (1)(a) The Registrant's Articles of Incorporation dated October 27, 1987 (4).
         (1)(b) Articles Supplementary to Registrant's Articles of Incorporation dated December 18, 1987 (4).
         (1)(c) Articles Supplementary to Registrant's Articles of Incorporation dated February 17, 1988 (4).
         (1)(d)     Articles of Amendment to Registrant's Articles of
                    Incorporation dated March 29, 1988 (4).
         (1)(e)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated April 27, 1989 (4).
         (1)(f)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated July 18, 1991 (4).
         (1)(g)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated July 31, 1991 (4).
         (1)(h)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated December 31, 1991 (4).
         (1)(i)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated March 11, 1992 (4).
         (1)(j)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated August 31, 1992 (4).
         (1)(k)     Articles of Amendment to Registrant's Articles of
                    Incorporation dated January 25, 1993 (4).
         (1)(l) Articles Supplementary to Registrant's Articles of Incorporation dated November 15, 1993 (4).
         (1)(m)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated January 26, 1994 (4).
         (1)(n)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated January 26, 1994 (4).
         (1)(o)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated September 23, 1994 (4).
         (1)(p) Articles Supplementary to Registrant's Articles of Incorporation dated January 30, 1995 (2).

         (2)        Registrant's By-Laws (4).
         (3)        Voting Trust Agreement. Not applicable.
         (4) Instruments defining the rights of holders of the Registrant's share of beneficial interest -- filed herewith.
         (5)(a)     Investment Management and Administration Contract dated
                    April 19, 1989 (4).
         (5)(b) Investment Management and Administration Contract Fee Letter relating to:



                  (i) GT Global Growth & Income Fund (4).



                  (ii) GT Global Latin America Growth Fund and GT Global Small
                       Companies Fund (4).



                 (iii) GT Global Telecommunications Fund (4).


                 (iv) Withdrawn


                  (v) GT Global Emerging Markets Fund (4).



         (5)(c)     Administration Contract relating to:

                  (i) GT Global High Income Fund (4).



                  (ii) (Form of Administration Contract) GT Global
                       Infrastructure Fund, GT Global Natural Resources Fund and GT Global Financial Services Fund (4).



         (5)(d) Administration Contract Fee Letter relating to the GT Global Consumer Products and Services Fund (2).

         (6)(a)     Distribution Agreement relating to Class A shares (4).
         (6)(b)     Distribution Agreement relating to Class B shares (4).
         (6)(c) Distribution Agreement relating to Advisor Class shares -- filed herewith.
         (7)        Not applicable.
         (8) The Custodian Agreement between the Registrant and State Street Bank and Trust Company (4).
         (9)(a)     The Transfer Agent Contract dated May 25, 1990 (4).
         (9)(b)     Other material contracts:




                  (i) Broker/dealer sales contract (4).



                  (ii) Bank sales contract (4).



                 (iii) Agency sales contract (4).



                 (iv) Foreign sales contract (4).



        (10)(a) Opinion and consent of counsel relating to GT Global Government Income Fund and GT Global Strategic Income Fund (formerly G.T. Global Bond Fund) (4).
        (10)(b) Opinion and consent of counsel relating to GT Global Health Care Fund (4).
        (10)(c) Opinion and consent of counsel relating to GT Global Growth & Income Fund (4).
        (10)(d) Opinion and consent of counsel relating to GT Global Latin America Growth Fund and GT Global Small Companies Fund (4).
        (10)(e) Opinion and consent of counsel relating to GT Global Telecommunications Fund and GT Global Financial Services Fund (4).
        (10)(f) Opinion and consent of counsel relating to GT Global Emerging Markets Fund (4).

        (10)(g)     Opinion and consent of counsel relating to GT Global High
                    Income Fund (4).
        (10)(h)     Opinion and consent of counsel relating to GT Global
                    Infrastructure Fund and GT Global Natural Resources Fund
                    (4).
        (10)(i)     Opinion and consent of counsel relating to GT Global
                    Consumer Products and Services Fund and GT Global Financial
                    Services Fund (4).
        (11)(a)     Consents of Coopers & Lybrand L.L.P., Independent
                    Accountants, relating to:



                  (i) GT Global Consumer Products  and Services Fund, GT  Global
                      Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund, GT Global Telecommunications Fund -- filed herewith.



                  (ii) GT  Global  Government Income  Fund, GT  Global Strategic
                       Income Fund and GT Global High Income Fund -- filed herewith.



                 (iii) GT Global Growth & Income Fund -- filed herewith.



                 (iv) GT Global Latin America Growth Fund and GT Global Emerging
                      Markets Fund -- filed herewith.



        (12)        Not applicable.
        (13)        Not applicable.
        (14) Model retirement plan -- GT Global Individual Retirement Account Disclosure Statement and Application -- filed herewith.
        (15)(a) Distribution Plan adopted pursuant to Rule 12b-1 relating to Class A Shares (4).
        (15)(b) Distribution Plan adopted pursuant to Rule 12b-1 relating to Class B Shares (4).
        (16) Schedules of Computation of Performance Data relating to the Class A, Class B and Advisor Class shares of:




                  (i) GT Global Government Income Fund (5).



                  (ii) GT Global Strategic Income Fund (5).



                 (iii) GT Global Health Care Fund (5).



                 (iv) GT Global Growth & Income Fund (5).



                  (v) GT Global Latin America Growth Fund (5).



                 (vi) GT Global Telecommunications Fund (5).



                 (vii) GT Global Emerging Markets Fund (5).



                (viii) GT Global High Income Fund (5).



                 (ix) GT Global Financial Services Fund (5).



                  (x) GT Global Infrastructure Fund (5).



                 (xi) GT Global Natural Resources Fund (5).



                 (xii) GT Global Consumer Products and Services Fund (5).



        (17)        Financial Data Schedules -- filed herewith.
        (18) Multiple Class Plan adopted pursuant to Rule 18f-3 -- filed herewith.

Other Exhibits:
        (a)         Power of Attorney -- superseded.
        (b)         Power of Attorney -- superseded.
        (c) Powers of Attorney for Helge K. Lee, Peter R. Guarino and David J. Thelander for G.T. Investment Funds, Inc. and Global Investment Portfolio(2).
        (d) Powers of Attorney for Helge K. Lee, Peter R. Guarino and David J. Thelander for Global High Income Portfolio(3).
        (e) Power of Attorney for David J. Thelander, Daniel R. Waltcher and Matthew M. O'Toole for G.T. Investment Funds, Inc. -- filed herewith.
        (f) Power of Attorney for David J. Thelander, Daniel R. Waltcher and Matthew M. O'Toole for the Global Investment Portfolio -- filed herewith.
        (g) Power of Attorney for David J. Thelander, Daniel R. Waltcher and Matthew M. O'Toole for the Global High Income Portfolio -- filed herewith.
        (h) Power of Attorney for David J. Thelander, Daniel R. Waltcher and Matthew M. O'Toole for G.T. Investment Funds, Inc. -- filed herewith.
        (i) Power of Attorney for David J. Thelander, Daniel R. Waltcher and Matthew M. O'Toole for Global Investment Portfolio -- filed herewith.
        (j) Power of Attorney for David J. Thelander, Daniel R. Waltcher and Matthew M. O'Toole for Global High Income Portfolio -- filed herewith.


------------------------

(1) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on January 17, 1992.

(2) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on June 30, 1995.

(3) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on December 29, 1995.


(4) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, filed on December 30, 1996.



(5) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on February 28, 1996.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


    As of January 24, 1997:



                                                                                      NUMBER OF RECORD
TITLE OF CLASS                                                                            HOLDERS
------------------------------------------------------------------------------------  ----------------
   Capital Stock, $.0001 par value, of:
      GT Global Growth & Income Fund Class A........................................          20,835
      GT Global Growth & Income Fund Class B........................................          30,137
      GT Global Growth & Income Fund Advisor Class..................................             225
      GT Global Strategic Income Fund Class A.......................................          11,886
      GT Global Strategic Income Fund Class B.......................................          22,170
      GT Global Strategic Income Fund Advisor Class.................................              73
      GT Global Government Income Fund Class A......................................          15,446
      GT Global Government Income Fund Class B......................................           9,993
      GT Global Government Income Fund Advisor Class................................              46
      GT Global High Income Fund Class A............................................           8,491
      GT Global High Income Fund Class B............................................          13,855
      GT Global High Income Fund Advisor Class......................................             248
      GT Global Health Care Fund Class A............................................          41,573
      GT Global Health Care Fund Class B............................................          12,673
      GT Global Health Care Fund Advisor Class......................................             184
      GT Global Latin America Growth Fund Class A...................................          24,759
      GT Global Latin America Growth Fund Class B...................................          20,443
      GT Global Latin America Growth Fund Advisor Class.............................             165
      GT Global Telecommunications Fund Class A.....................................         117,923
      GT Global Telecommunications Fund Class B.....................................         108,577
      GT Global Telecommunications Fund Advisor Class...............................             308
      GT Global Financial Services Fund Class A.....................................           1,257
      GT Global Financial Services Fund Class B.....................................           1,667
      GT Global Financial Services Fund Advisor Class...............................              23
      GT Global Infrastructure Fund Class A.........................................           5,970
      GT Global Infrastructure Fund Class B.........................................           7,568
      GT Global Infrastructure Fund Advisor Class...................................             119
      GT Global Natural Resources Fund Class A......................................           7,681
      GT Global Natural Resources Fund Class B......................................           8,735
      GT Global Natural Resources Fund Advisor Class................................             238
      GT Global Emerging Markets Fund Class A.......................................          30,011
      GT Global Emerging Markets Fund Class B.......................................          32,259
      GT Global Emerging Markets Fund Advisor Class.................................             346
      GT Global Currency Fund.......................................................               1
      GT Global Small Companies Fund................................................               1
      GT Global Consumer Products and Services Fund
       Class A......................................................................          10,360
      GT Global Consumer Products and Services Fund
       Class B......................................................................           9,188
      GT Global Consumer Products and Services Fund
       Advisor Class................................................................             228

ITEM 27. INDEMNIFICATION

    Article VII(g) of the Registrant's Articles of Incorporation provides for indemnification of certain persons acting on behalf of the Fund.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Directors, officers and controlling persons by the Registrant's Articles of Incorporation, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    See the material under the heading "Management" included in Part A (Prospectus) of this Amendment and the material appearing under the headings "Directors and Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of the Adviser is included in its Form ADV (File No. 801-10254), filed with the Commission, which is incorporated herein by reference thereto.

ITEM 29. PRINCIPAL UNDERWRITERS


    (a) GT Global, Inc. is also the principal underwriter for the following other investment companies: G.T. Global Growth Series (which includes the following funds: GT Global America Value Fund, GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, GT Global Europe Growth Fund, GT Global International Growth Fund, GT Global Japan Growth Fund, GT Global New Pacific Growth Fund and GT Global Worldwide Growth Fund); G.T. Investment Portfolios, Inc. (which includes one fund: GT Global Dollar Fund); G.T. Global Variable Investment Series (which includes five funds in operation:
GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market Fund); and GT Global Variable Investment Trust (which includes seven funds in operation: GT Global Variable Latin America Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Global Government Income Fund and GT Global Variable U.S. Government Income Fund).

    (b) Directors and Officers of GT Global, Inc.

    Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, CA 94111.


                                              POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                          WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
William J. Guilfoyle                          President and Director              Chairman of the Board of Directors
                                                                                    and President
James R. Tufts                                Senior Vice President -- Finance    Vice President, Treasurer and
                                                and Administration and Director     Principal Financial Officer
Helge K. Lee                                  Senior Vice President and General   Vice President and Secretary
                                                Counsel
Raymond R. Cunningham                         Senior Vice President -- National   None
                                                Bank Sales and Director
Richard Healey                                Senior Vice President -- Retail     None
                                                Marketing
Philip D. Edelstein                           Senior Vice President               None
9 Huntly Circle
Palm Beach Gardens, FL 33418
Stephen A. Maginn                             Senior Vice President -- Regional   None
519 S. Juanita                                  Sales Manager
Redondo Beach, CA 90277
David J. Thelander                            Vice President and Assistant        Assistant Secretary
                                                General Counsel
David P. Anderson, Jr.                        Vice President                      None
1012 William
Plymouth, MI 48170
Jon Burke                                     Vice President                      None
31 Darlene Drive
Southboro, MA 01772
Phil Christopher                              Vice President                      None
3621 59th Avenue, SW
Seattle, WA 98116
Anthony DiBacco                               Vice President                      None
30585 Via Lindosa Way
Laguna Niguel, CA 92677
Stephen Duffy                                 Vice President                      None
1120 Gables Drive
Atlanta, GA 30319
Jon Fessel                                    Vice President                      None
1781 Pine Harrier Circle
Sarasota, FL 34231

                                              POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                          WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Ned E. Hammond                                Vice President                      None
5901 McFarland Ct.
Plano, TX 75093
Campbell Judge                                Vice President                      None
4312 Linden Hills Blvd., #202
Minneapolis, MN 55410
Richard Kashnowski                            Vice President                      None
1454 High School Drive
Brentwood, MO 63144
Allen M. Kuhn                                 Vice President                      None
7220 Garfield Street
New Orleans, LA 70118
Jeffrey S. Kulik                              Vice President                      None
6540 Autumn Wind Circle
Clarksville, MD 21029
Steven C. Manns                               Vice President                      None
3025 Caswell Drive
Troy, MI 48084
C. David Matthews                             Vice President                      None
2445 Pebblebrook
Westlake, OH 44145
Wayne F. Meyer                                Vice President                      None
2617 Sun Meadow Drive
Chesterfield, MO 63005
Dean Phillips                                 Vice President                      None
3406 Bishop Park Drive, #428
Winter Park, FL 32792
Anthony R. Rogers                             Vice President                      None
100 Southbank Drive
Cary, NC 27511
James Sandidge                                Vice President                      None
16437 W. First Ave.
Golden, CO 80401
Philip Schertz                                Vice President                      None
25 Ivy Place
Wayne, NJ 07470
Peter Sykes                                   Vice President                      None
1655 E. Sherman Ave.
Salt Lake City, UT 84105
Lance Vetter                                  Vice President                      None
10915 La Salinas Circle
Boca Raton, FL 33428
Tommy D. Wells                                Vice President                      None
25 Crane Drive
San Anselmo, CA 94960

                                              POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                          WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Todd H. Westby                                Vice President                      None
3405 Goshen Road
Newtown Square, PA 19073
Brian A. Williams                             Vice President                      None
874 Lincoln Ave.
Winnetka, IL 60093
Eric T. Zeigler                               Vice President                      None
3100 The Strand
Manhattan Beach, CA 90266

    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, Chancellor LGT Asset Management, Inc., 50 California Street, 27th Floor, San Francisco, California 94111.


    Records covering stockholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, GT Global Investor
Services, Inc., 2121 N. California Boulevard, Suite 450, Walnut Creek, CA, 94596, and by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 31. MANAGEMENT SERVICES

    None.

ITEM 32. UNDERTAKINGS


    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 26th day of February, 1997.


                                          G.T. INVESTMENT FUNDS, INC.


                                          By:  William J. Guilfoyle*
                                               President



    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of G.T. Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on the 26th day of February, 1997.



                                          President, Director and
William J. Guilfoyle*                     Chairman of the Board
                                          (Principal Executive Officer)

  /s/  JAMES R. TUFTS                     Vice President, Treasurer
----------------------------------------  and Principal Financial
James R. Tufts                            Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Director
Arthur C. Patterson*                      Director
Frank S. Bayley*                          Director
Ruth H. Quigley*                          Director
Robert G. Wade, Jr.*                      Director




*By:   /s/  MATTHEW M. O'TOOLE
     -----------------------------------
     Matthew M. O'Toole
     Attorney-in-Fact, pursuant to
     Power of Attorney filed herewith

                                   SIGNATURES


    Global Investment Portfolio has duly caused this Post-Effective Amendment of G.T. Investment Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 26th day of February, 1997.



                                          GLOBAL INVESTMENT PORTFOLIO
                                          By:  William J. Guilfoyle*
                                               President



    This   Post-Effective  Amendment  to  the  Registration  Statement  of  G.T.
Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on the 26th day of February, 1997.



                                          President, Trustee and
William J. Guilfoyle*                     Chairman of the Board
                                          (Principal Executive Officer)

  /s/  JAMES R. TUFTS                     Vice President, Treasurer
----------------------------------------  and Principal Financial
James R. Tufts                            Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Trustee
Arthur C. Patterson*                      Trustee
Frank S. Bayley*                          Trustee
Ruth H. Quigley*                          Trustee
Robert G. Wade, Jr.*                      Trustee




*By:   /s/  MATTHEW M. O'TOOLE
     -----------------------------------
     Matthew M. O'Toole
     Attorney-in-Fact, pursuant to
     Power of Attorney filed herewith

                                   SIGNATURES


    Global High Income Portfolio has duly caused this Post-Effective Amendment of G.T. Investment Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 26th day of February, 1997.



                                          GLOBAL HIGH INCOME PORTFOLIO
                                          By:  William J. Guilfoyle*
                                               President



    This  Post-Effective  Amendment  to  the  Registration  Statement  of   G.T.
Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on the 26th day of February, 1997.



                                          President, Trustee and
William J. Guilfoyle*                     Chairman of the Board
                                          (Principal Executive Officer)

  /s/  JAMES R. TUFTS                     Vice President, Treasurer
----------------------------------------  and Principal Financial
James R. Tufts                            Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Trustee
Arthur C. Patterson*                      Trustee
Frank S. Bayley*                          Trustee
Ruth H. Quigley*                          Trustee
Robert G. Wade, Jr.*                      Trustee




*By:   /s/  MATTHEW M. O'TOOLE
     -----------------------------------
     Matthew M. O'Toole
     Attorney-in-Fact, pursuant to
     Power of Attorney filed herewith